UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-22487

                               DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

                          New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

                          New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end:  May 31

Date of reporting period: November 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

November 30, 2016

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (DBAW)

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (DBBR)

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Deutsche X-trackers MSCI Europe Hedged Equity ETF (DBEU)

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Deutsche X-trackers MSCI Germany Hedged Equity ETF (DBGR)

Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (DBMX)

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (DBKO)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (DBUK)

DBX ETF Trust

To our shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for 11 of our currency-hedged equity ETFs for the period ended November 30, 2016.

The world economy overcame a series of political risks and setbacks to post resilient growth figures. Britain’s decision to exit the Eurozone (“Brexit”) and the surprise U.S. election result during the reporting period challenged the global economic outlook. Major central banks across the world responded to these political shocks by loosening monetary policies. Global markets recovered after each of these political events. Monetary policy by major central banks were relatively unchanged through the reporting period, with increased expectations of a Federal Reserve Board (FRB) rate hike in December. Fueled by robust investment spending, the US economy registered healthy growth and a low unemployment rate. The Fed’s hawkish stance contrasted with the looser monetary policies of the rest of the developed world, leading to a strengthening of the US dollar. As for emerging markets, a moderate recovery in commodity prices helped improve current account deficits. China too avoided a hard landing, aided by fiscal stimulus.

Eurozone economies showed signs of a revival, as loose monetary policies helped the continent overcome ‘Brexit’. In addition to introducing a negative interest rate, the European Central Bank (ECB) renewed its commitment to its asset purchasing program. The ECB’s support maintained downward pressure on European sovereign yields. The resultant easing in credit conditions stimulated business and consumer confidence. Consequently, manufacturing activity rose across Europe. Germany posted a low unemployment rate, as industrial growth and residential construction boosted demand. In France, both the manufacturing and services sector aided output. Structural reforms in Spain and Greece helped growth, and a weaker EUR supported the continent’s exports. However, improvement in the real economy struggled to translate into gains for European equities. A persistent weakness in the region’s banking sector and Italy’s economic challenges affected European equities. The UK mitigated the immediate effects of ‘Brexit’ by restarting its quantitative easing program even as the sterling weakened.

In Asia, Japan’s economy posted growth during the reporting period. While weak consumption figures hurt Japan, a progressive weakening of the Japanese Yen helped the country improve exports. Japan’s unorthodox policies, such as negative interest rates and asset purchases, got yet another addition — yield-curve targeting. Bank of Japan committed to keep the yield on its 10-year government bonds at zero to reinvigorate the economy. China’s economy, on the other hand, dispelled notions of a slump, with generous infrastructure spending and a booming property sector. The resource-rich Australian economy, however, came under strain, as investment in the mining industry slowed and job losses mounted. The Reserve Bank of Australia cut interest rates to a record low to stimulate demand in the broader economy.

The world economy remained on a moderate growth path, given the challenging macroeconomic backdrop and political uncertainties. While Japanese and the US equities were supported by expectations of a weaker currency and reflationary policies, respectively, European equities could face headwinds from political challenges. As the FRB is expected to lift rates at a cautious pace, the outlook for the USD is strong. In the current market environment, hedging currency exposure plays a significant role in managing investments in international equities.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Deutsche X-trackers MSCI All World ex US Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the US dollar and selected non-US currencies. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (9.2% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	1.2%
Royal Dutch Shell PLC (Netherlands)	1.2%
Samsung Electronics Co. Ltd. (South Korea)	1.0%
HSBC Holdings PLC (United Kingdom)	0.9%
Toyota Motor Corp. (Japan)	0.9%
Roche Holding AG (Switzerland)	0.9%
Novartis AG (Switzerland)	0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	0.8%
Tencent Holdings Ltd. (China)	0.8%
BP PLC (United Kingdom)	0.6%

Sector Diversification* as of 11/30/16

Financials	23.1%
Industrials	11.9%
Consumer Discretionary	11.4%
Consumer Staples	10.0%
Information Technology	9.3%
Health Care	8.0%
Materials	8.0%
Energy	7.0%
Telecommunication Services	4.5%
Real Estate	3.6%
Utilities	3.2%

Total	100.0%

Country Diversification* as of 11/30/16

Japan	17.0%
United Kingdom	10.9%
Canada	7.1%
France	6.7%
Switzerland	6.4%
Germany	6.2%
China	5.5%
Australia	5.4%
Hong Kong	3.6%
South Korea	3.5%
Netherlands	3.1%
Taiwan	3.0%
Spain	2.1%
Other	19.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (DBAP)

The Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia Pacific region (excluding Japan) while at the same time mitigating exposure to fluctuations between the value of the US dollar and selected non-US currencies. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (23.2% of Net Assets)

Description	% of Net Assets
Samsung Electronics Co. Ltd. (South Korea)	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.3%
Tencent Holdings Ltd. (China)	3.3%
Alibaba Group Holding Ltd. (China)	2.5%
Commonwealth Bank of Australia (Australia)	2.3%
Westpac Banking Corp. (Australia)	1.8%
AIA Group Ltd. (Hong Kong)	1.7%
China Mobile Ltd. (Hong Kong)	1.5%
China Construction Bank Corp. (China)	1.4%
Australia & New Zealand Banking Group Ltd. (Australia)	1.4%

Sector Diversification* as of 11/30/16

Financials	28.1%
Information Technology	21.9%
Industrials	7.9%
Consumer Discretionary	7.8%
Real Estate	6.7%
Materials	6.6%
Consumer Staples	5.4%
Telecommunication Services	4.9%
Energy	4.0%
Utilities	3.5%
Health Care	3.2%

Total	100.0%

Country Diversification* as of 11/30/16

China	22.1%
Australia	20.2%
Hong Kong	13.9%
South Korea	13.8%
Taiwan	12.0%
India	4.9%
Singapore	3.6%
Malaysia	2.6%
Indonesia	2.5%
Other	4.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 39.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (DBBR)

The Deutsche X-trackers MSCI Brazil Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and Brazilian real. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (63.9% of Net Assets)

Description	% of Net Assets
Petroleo Brasileiro SA	11.5%
Itau Unibanco Holding SA	11.2%
Banco Bradesco SA	10.4%
Vale SA	8.3%
Ambev SA	7.9%
Itausa — Investimentos Itau SA	3.3%
BRF SA	3.1%
Cielo SA	3.0%
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	2.8%
Ultrapar Participacoes SA	2.4%

Sector Diversification* as of 11/30/16

Financials	34.7%
Consumer Staples	14.8%
Energy	14.4%
Materials	13.2%
Utilities	5.8%
Consumer Discretionary	4.5%
Industrials	4.2%
Information Technology	3.0%
Telecommunication Services	2.7%
Health Care	1.6%
Real Estate	1.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 48.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and selected emerging market currencies. The Index includes securities from the following 23 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (22.8% of Net Assets)

Description	% of Net Assets
Samsung Electronics Co. Ltd. (South Korea)	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.9%
Tencent Holdings Ltd. (China)	3.7%
Alibaba Group Holding Ltd. (China)	2.5%
China Mobile Ltd. (Hong Kong)	1.7%
Naspers Ltd. (South Africa)	1.7%
China Construction Bank Corp. (China)	1.6%
Baidu, Inc. (China)	1.1%
Industrial & Commercial Bank of China Ltd. (China)	1.1%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.0%

Sector Diversification* as of 11/30/16

Information Technology	24.4%
Financials	23.7%
Consumer Discretionary	10.5%
Energy	7.8%
Materials	7.7%
Consumer Staples	7.2%
Telecommunication Services	5.7%
Industrials	5.4%
Utilities	2.6%
Health Care	2.5%
Real Estate	2.5%

Total	100.0%

Country Diversification* as of 11/30/16

China	23.3%
South Korea	14.9%
Taiwan	12.8%
Brazil	7.6%
India	6.4%
South Africa	6.4%
Russia	4.5%
Hong Kong	4.2%
Mexico	4.0%
Indonesia	2.6%
Malaysia	2.6%
Other	10.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 50.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Europe Hedged Equity ETF (DBEU)

The Deutsche X-trackers MSCI Europe Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the US dollar and selected non-US currencies. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (18.8% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	2.8%
Royal Dutch Shell PLC (Netherlands)	2.8%
HSBC Holdings PLC (United Kingdom)	2.1%
Roche Holding AG (Switzerland)	2.1%
Novartis AG (Switzerland)	2.1%
BP PLC (United Kingdom)	1.5%
TOTAL SA (France)	1.5%
British American Tobacco PLC (United Kingdom)	1.4%
Sanofi (France)	1.3%
GlaxoSmithKline PLC (United Kingdom)	1.2%

Sector Diversification* as of 11/30/16

Financials	20.3%
Consumer Staples	14.0%
Health Care	12.9%
Industrials	12.9%
Consumer Discretionary	10.7%
Materials	8.4%
Energy	7.5%
Information Technology	4.2%
Telecommunication Services	4.2%
Utilities	3.5%
Real Estate	1.4%

Total	100.0%

Country Diversification* as of 11/30/16

United Kingdom	25.0%
France	15.6%
Switzerland	14.8%
Germany	14.4%
Netherlands	7.0%
Spain	4.8%
Sweden	4.5%
Italy	2.7%
Denmark	2.6%
Other	8.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 63.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Deutsche X-trackers MSCI Eurozone Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equities in countries in the EMU, or the “Eurozone,” that have adopted the euro as their common currency and sole legal tender, while at the same time mitigating exposure to fluctuations between the value of the US dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (19.8% of Net Assets)

Description	% of Net Assets
TOTAL SA (France)	2.6%
Sanofi (France)	2.3%
Siemens AG (Germany)	2.1%
SAP SE (Germany)	2.0%
Anheuser-Busch InBev SA/NV (Belgium)	1.9%
BASF SE (Germany)	1.9%
Bayer AG (Germany)	1.9%
Allianz SE (Germany)	1.8%
Banco Santander SA (Spain)	1.7%
Unilever NV (United Kingdom)	1.6%

Sector Diversification* as of 11/30/16

Financials	19.3%
Industrials	15.8%
Consumer Discretionary	13.6%
Consumer Staples	10.0%
Materials	8.7%
Health Care	8.0%
Information Technology	7.6%
Energy	5.4%
Utilities	4.5%
Telecommunication Services	4.2%
Real Estate	2.9%

Total	100.0%

Country Diversification* as of 11/30/16

France	29.9%
Germany	28.5%
Spain	9.8%
Netherlands	8.4%
Italy	8.0%
Belgium	4.3%
Finland	3.5%
United Kingdom	2.8%
Ireland	2.0%
Other	2.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 73.

7

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Germany Hedged Equity ETF (DBGR)

The Deutsche X-trackers MSCI Germany Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Germany’s equity markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (55.6% of Net Assets)

Description	% of Net Assets
Siemens AG	7.9%
SAP SE	7.5%
BASF SE	7.2%
Bayer AG	7.1%
Allianz SE	6.7%
Daimler AG	5.9%
Deutsche Telekom AG	4.7%
Bayerische Motoren Werke AG	2.9%
Henkel AG & Co. KGaA	2.9%
Linde AG	2.8%

Sector Diversification* as of 11/30/16

Consumer Discretionary	19.0%
Materials	15.1%
Financials	14.4%
Industrials	14.0%
Health Care	13.5%
Information Technology	10.0%
Telecommunication Services	5.1%
Consumer Staples	4.2%
Real Estate	2.4%
Utilities	2.3%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 82.

8

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Japan Hedged Equity ETF (DBJP)

The Deutsche X-trackers MSCI Japan Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and Japanese yen. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (19.5% of Net Assets)

Description	% of Net Assets
Toyota Motor Corp.	5.2%
Mitsubishi UFJ Financial Group, Inc.	2.5%
SoftBank Group Corp.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.7%
KDDI Corp.	1.6%
Honda Motor Co. Ltd.	1.6%
Mizuho Financial Group, Inc.	1.4%
Japan Tobacco, Inc.	1.3%
Sony Corp.	1.2%
FANUC Corp.	1.1%

Sector Diversification* as of 11/30/16

Consumer Discretionary	20.8%
Industrials	20.6%
Financials	13.7%
Information Technology	10.8%
Consumer Staples	7.6%
Health Care	7.4%
Materials	6.0%
Telecommunication Services	5.6%
Real Estate	4.7%
Utilities	2.0%
Energy	0.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 85.

9

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (DBMX)

The Deutsche X-trackers MSCI Mexico Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Mexico IMI 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the Mexican equity markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and Mexican peso. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (57.8% of Net Assets)

Description	% of Net Assets
America Movil SAB de CV	12.4%
Fomento Economico Mexicano SAB de CV	8.7%
Grupo Financiero Banorte SAB de CV	7.1%
Cemex SAB de CV	6.5%
Grupo Mexico SAB de CV	6.2%
Grupo Televisa SAB	4.6%
Wal-Mart de Mexico SAB de CV	4.5%
Fibra Uno Administracion SA de CV	2.7%
Grupo Bimbo SAB de CV	2.6%
Alfa SAB de CV	2.5%

Sector Diversification* as of 11/30/16

Consumer Staples	25.1%
Materials	17.7%
Financials	15.0%
Telecommunication Services	13.4%
Industrials	13.2%
Consumer Discretionary	8.2%
Real Estate	5.7%
Utilities	1.0%
Health Care	0.7%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 91.

10

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (DBKO)

The Deutsche X-trackers MSCI South Korea Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Korea 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to South Korean equity markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and the South Korean won. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (49.5% of Net Assets)

Description	% of Net Assets
Samsung Electronics Co. Ltd.	23.6%
Hyundai Motor Co.	4.1%
SK Hynix, Inc.	3.8%
NAVER Corp.	3.4%
Shinhan Financial Group Co. Ltd.	2.9%
POSCO	2.7%
Hyundai Mobis Co. Ltd.	2.6%
KB Financial Group, Inc.	2.6%
Amorepacific Corp.	1.9%
KT&G Corp.	1.9%

Sector Diversification* as of 11/30/16

Information Technology	35.5%
Financials	14.7%
Consumer Discretionary	13.7%
Industrials	11.1%
Consumer Staples	8.6%
Materials	8.1%
Energy	2.7%
Health Care	2.3%
Utilities	2.1%
Telecommunication Services	1.2%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 94.

11

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (DBUK)

The Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI United Kingdom US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to the United Kingdom equity markets, while at the same time mitigating exposure to fluctuations between the value of the US dollar and British pound sterling. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (44.6% of Net Assets)

Description	% of Net Assets
Royal Dutch Shell PLC	9.6%
HSBC Holdings PLC	7.3%
BP PLC	5.0%
British American Tobacco PLC	4.7%
GlaxoSmithKline PLC	4.2%
AstraZeneca PLC	3.0%
Vodafone Group PLC	3.0%
Diageo PLC	2.9%
Reckitt Benckiser Group PLC	2.5%
Shire PLC	2.4%

Sector Diversification* as of 11/30/16

Financials	21.5%
Consumer Staples	16.8%
Energy	14.8%
Health Care	10.6%
Consumer Discretionary	8.7%
Materials	8.3%
Industrials	7.9%
Telecommunication Services	4.9%
Utilities	4.2%
Real Estate	1.4%
Information Technology	0.9%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 97.

12

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$1,048.80	0.40%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.40%	$2.03
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF
Actual	$1,000.00	$1,063.00	0.60%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Actual	$1,000.00	$1,204.40	0.60%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$1,051.50	0.65%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$1,034.60	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

13

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Actual	$1,000.00	$1,014.40	0.45%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$1,036.60	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$1,065.90	0.45%	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Actual	$1,000.00	$982.20	0.50%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.50%	$2.54
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Actual	$1,000.00	$1,043.00	0.58%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Actual	$1,000.00	$1,103.90	0.45%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

14

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.8%
Australia — 5.3%
AGL Energy Ltd.	2,860	$44,309
Alumina Ltd. (a)	9,999	12,220
Amcor Ltd.	5,050	53,625
AMP Ltd.	10,142	35,200
APA Group (b)	4,530	26,661
Aristocrat Leisure Ltd.	2,231	24,712
ASX Ltd.	878	31,549
Aurizon Holdings Ltd.	8,495	31,240
AusNet Services	7,564	8,295
Australia & New Zealand Banking Group Ltd.	11,158	234,087
Bank of Queensland Ltd.	1,526	12,666
Bendigo & Adelaide Bank Ltd.	1,459	12,983
BHP Billiton Ltd.	12,495	225,229
BHP Billiton PLC	8,047	132,249
Boral Ltd.	3,251	12,076
Brambles Ltd.	6,065	52,759
Caltex Australia Ltd.	1,075	23,855
Challenger Ltd.	2,454	19,299
CIMIC Group Ltd.	366	8,330
Coca-Cola Amatil Ltd.	2,688	19,036
Cochlear Ltd.	279	24,455
Commonwealth Bank of Australia	6,503	377,688
Computershare Ltd.	2,247	19,248
Crown Resorts Ltd.	1,481	12,839
CSL Ltd.	1,762	127,512
Dexus Property Group REIT	4,832	32,542
Domino’s Pizza Enterprises Ltd.	265	13,264
DUET Group (b)	10,414	18,303
Flight Centre Travel Group Ltd.	242	5,969
Fortescue Metals Group Ltd.	6,020	26,095
Goodman Group REIT	8,881	43,809
GPT Group REIT	8,759	31,305
Harvey Norman Holdings Ltd.	3,759	13,185
Healthscope Ltd.	4,927	8,186
Incitec Pivot Ltd.	6,571	15,285
Insurance Australia Group Ltd.	8,353	34,481
LendLease Group (b)	2,468	24,804
Macquarie Group Ltd.	1,207	74,781
Medibank Pvt Ltd.	10,528	20,213
Mirvac Group REIT	18,550	28,081
National Australia Bank Ltd.	10,056	214,830
Newcrest Mining Ltd.	2,988	43,115
Oil Search Ltd.	4,275	20,362
Orica Ltd.	1,659	20,802
Origin Energy Ltd.	6,021	26,410
Qantas Airways Ltd.	1,469	3,580
QBE Insurance Group Ltd.	5,253	43,329
Ramsay Health Care Ltd.	688	35,975
REA Group Ltd.	169	6,442
Santos Ltd.	5,307	15,401
Scentre Group REIT	21,824	68,331
SEEK Ltd.	1,574	17,214
Sonic Healthcare Ltd.	1,544	24,856
South32 Ltd.	20,522	41,069
Stockland REIT	11,154	35,665

	Number of Shares	Value
Australia (Continued)
Suncorp Group Ltd.	4,671	$43,116
Sydney Airport (b)	4,057	18,814
Tabcorp Holdings Ltd. (a)	4,567	15,817
Tatts Group Ltd.	6,855	21,210
Telstra Corp. Ltd.	15,738	58,690
TPG Telecom Ltd. (a)	1,904	10,039
Transurban Group (b)	7,948	61,861
Treasury Wine Estates Ltd.	3,561	28,374
Vicinity Centres REIT	13,139	28,331
Vocus Communications Ltd.	1,505	4,634
Wesfarmers Ltd.	4,396	135,627
Westfield Corp. REIT	7,338	49,527
Westpac Banking Corp.	12,685	292,913
Woodside Petroleum Ltd.	2,682	58,663
Woolworths Ltd.	4,777	80,746

		3,498,168

Austria — 0.1%
ANDRITZ AG	188	9,700
Erste Group Bank AG*	1,191	33,122
OMV AG	544	17,582
Raiffeisen Bank International AG*	547	9,963
voestalpine AG	338	12,808

		83,175

Belgium — 0.8%
Ageas	732	27,320
Anheuser-Busch InBev SA/NV	2,964	307,982
Groupe Bruxelles Lambert SA	456	37,431
KBC Group NV	960	57,568
Proximus SADP	393	11,111
Solvay SA	270	30,834
Telenet Group Holding NV*	227	11,986
UCB SA	478	30,751
Umicore SA	389	23,306

		538,289

Brazil — 1.0%
AES Tiete Energia SA	812	3,529
Ambev SA	17,423	88,350
Banco Bradesco SA	3,056	26,331
Banco do Brasil SA	3,175	26,755
Banco Santander Brasil SA	1,706	14,205
BB Seguridade Participacoes SA	2,833	23,697
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	6,651	32,665
BR Malls Participacoes SA*	2,618	8,360
BRF SA	2,577	39,355
CCR SA	3,357	14,601
CETIP SA — Mercados Organizados	1,180	15,477
Cia de Saneamento Basico do Estado de Sao Paulo	1,432	12,685
Cia Siderurgica Nacional SA*	2,403	8,832
Cielo SA	3,570	31,372
Cosan SA Industria e Comercio	491	5,732
Duratex SA	1,452	2,941
Embraer SA	1,679	8,226
Equatorial Energia SA	788	12,230

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Brazil (Continued)
Fibria Celulose SA	880	$8,069
Hypermarcas SA	1,432	10,996
JBS SA	2,778	8,017
Klabin SA	2,202	11,049
Kroton Educacional SA	5,172	22,098
Localiza Rent a Car SA	594	6,087
Lojas Americanas SA	1,196	4,558
Lojas Renner SA	2,497	16,597
M Dias Branco SA	134	4,636
Natura Cosmeticos SA	847	6,561
Odontoprev SA	3,363	11,634
Petroleo Brasileiro SA*	11,296	61,690
Porto Seguro SA	267	2,259
Qualicorp SA	1,552	8,421
Raia Drogasil SA	974	18,573
Rumo Logistica Operadora Multimodal SA*	2,727	5,128
Sul America SA	401	2,225
TIM Participacoes SA	2,736	6,714
TOTVS SA	772	4,910
Ultrapar Participacoes SA	2,127	43,458
Vale SA*	4,879	40,480
WEG SA	2,030	9,346

		688,849

Canada — 7.0%
Agnico Eagle Mines Ltd.	884	36,326
Agrium, Inc.	492	49,588
Alimentation Couche-Tard, Inc., Class B	1,803	83,204
AltaGas Ltd.	426	10,351
ARC Resources Ltd. (a)	1,432	25,073
Bank of Montreal	2,467	162,587
Bank of Nova Scotia	4,681	258,356
Barrick Gold Corp.	4,553	68,297
BCE, Inc.	501	21,591
BlackBerry Ltd.*	2,067	15,911
Bombardier, Inc., Class B*	7,692	10,765
Brookfield Asset Management, Inc., Class A	3,493	116,312
CAE, Inc.	1,713	25,262
Cameco Corp.	1,255	11,547
Canadian Imperial Bank of Commerce	1,485	117,159
Canadian National Railway Co.	3,005	200,907
Canadian Natural Resources Ltd.	4,259	143,721
Canadian Pacific Railway Ltd.	548	83,887
Canadian Tire Corp. Ltd., Class A	260	27,082
Canadian Utilities Ltd., Class A	843	22,197
CCL Industries, Inc., Class B	121	21,055
Cenovus Energy, Inc.	3,277	50,669
CGI Group, Inc., Class A*	813	38,510
CI Financial Corp.	993	19,641
Constellation Software, Inc.	75	34,976
Crescent Point Energy Corp.	2,058	26,198
Dollarama, Inc.	528	39,271
Eldorado Gold Corp.*	2,773	7,638
Element Fleet Management Corp.	1,818	15,158
Empire Co. Ltd., Class A	473	6,423
Enbridge, Inc. (a)	3,611	151,881

	Number of Shares	Value
Canada (Continued)
Encana Corp.	3,850	$48,351
Fairfax Financial Holdings Ltd.	94	44,668
Finning International, Inc.	754	15,189
First Capital Realty, Inc.	1,217	18,446
First Quantum Minerals Ltd.	2,700	30,833
Fortis, Inc.	1,807	53,862
Franco-Nevada Corp.	711	41,301
George Weston Ltd.	241	20,043
Gildan Activewear, Inc.	781	21,233
Goldcorp, Inc.	3,216	42,447
Great-West Lifeco, Inc.	1,109	29,192
H&R Real Estate Investment Trust REIT	752	12,210
Husky Energy, Inc.*	1,276	14,980
Hydro One Ltd., 144A	1,021	17,542
Imperial Oil Ltd.	1,186	40,605
Industrial Alliance Insurance & Financial Services, Inc.	523	22,173
Intact Financial Corp.	505	35,150
Inter Pipeline Ltd.	1,297	26,369
Keyera Corp.	498	14,314
Kinross Gold Corp.*	5,130	16,956
Linamar Corp.	69	2,658
Loblaw Cos. Ltd.	912	47,382
Magna International, Inc.	1,544	62,390
Manulife Financial Corp. (a)	7,768	135,259
Methanex Corp.	354	15,582
Metro, Inc.	1,083	32,983
National Bank of Canada	1,311	49,110
Onex Corp.	395	27,723
Open Text Corp.	370	23,575
Pembina Pipeline Corp.	1,586	46,601
Peyto Exploration & Development Corp.	607	14,939
Potash Corp. of Saskatchewan, Inc.	3,248	59,239
Power Corp. of Canada	1,432	31,981
Power Financial Corp.	910	22,979
PrairieSky Royalty Ltd.	838	20,456
Restaurant Brands International, Inc.	927	44,145
Rogers Communications, Inc., Class B	1,432	55,327
Royal Bank of Canada	5,753	372,941
Saputo, Inc.	1,278	43,221
Seven Generations Energy Ltd., Class A*	937	21,582
Shaw Communications, Inc., Class B	1,671	32,703
Silver Wheaton Corp.	1,786	32,494
SNC-Lavalin Group, Inc.	616	26,102
Sun Life Financial, Inc.	2,568	98,606
Suncor Energy, Inc.	6,539	208,247
Teck Resources Ltd., Class B	2,257	57,143
TELUS Corp.	868	27,113
Toronto-Dominion Bank	7,209	341,157
Tourmaline Oil Corp.*	749	20,207
TransCanada Corp.	3,318	149,017
Turquoise Hill Resources Ltd.*	4,355	14,557
Veresen, Inc.	1,155	10,610
Vermilion Energy, Inc.	476	19,309
West Fraser Timber Co. Ltd.	216	7,701
Yamana Gold, Inc.	3,669	10,953

		4,653,399

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Chile — 0.3%
Aguas Andinas SA, Class A	5,612	$3,502
Antofagasta PLC	1,544	13,310
Banco de Chile	129,795	14,656
Banco de Credito e Inversiones	236	11,774
Banco Santander Chile	338,279	18,265
Cencosud SA	6,519	19,137
Cia Cervecerias Unidas SA	1,086	10,882
Colbun SA	24,969	4,765
Empresas CMPC SA	5,466	11,208
Empresas COPEC SA	2,477	23,936
Endesa Americas SA	9,492	4,139
Enel Chile SA	63,169	5,941
Enel Generacion Chile SA	9,492	5,917
Enersis Americas SA	115,197	18,735
Itau CorpBanca	1,034,470	8,417
Latam Airlines Group SA*	1,014	8,914

		183,498

China — 5.4%
3SBio, Inc., 144A*	6,237	6,634
58.com, Inc., ADR*(a)	390	12,507
AAC Technologies Holdings, Inc.	3,366	30,464
Agricultural Bank of China Ltd., Class H	97,866	41,006
Air China Ltd., Class H	10,628	7,290
Alibaba Group Holding Ltd., ADR*	4,384	412,184
Aluminum Corp. of China Ltd., Class H*	23,178	10,339
Anhui Conch Cement Co. Ltd., Class H (a)	6,664	19,288
ANTA Sports Products Ltd.	5,402	15,844
AviChina Industry & Technology Co. Ltd., Class H	10,163	7,036
Baidu, Inc., ADR*	1,054	175,965
Bank of China Ltd., Class H	310,427	141,276
Bank of Communications Co. Ltd., Class H	42,639	32,763
Beijing Capital International Airport Co. Ltd., Class H	13,689	13,501
Belle International Holdings Ltd.	24,014	13,777
BYD Co. Ltd., Class H (a)	2,397	14,432
CGN Power Co. Ltd., Class H, 144A	32,385	9,728
China Cinda Asset Management Co. Ltd., Class H	30,668	11,071
China CITIC Bank Corp. Ltd., Class H	36,051	23,518
China Communications Construction Co. Ltd., Class H	18,814	22,558
China Communications Services Corp. Ltd., Class H	25,368	14,946
China Conch Venture Holdings Ltd.	4,486	8,270
China Construction Bank Corp., Class H	321,583	239,638
China Everbright Bank Co. Ltd., Class H	25,481	12,089
China Evergrande Group	12,236	8,361
China Galaxy Securities Co. Ltd., Class H	13,927	13,826
China Huishan Dairy Holdings Co. Ltd.	30,454	11,386
China Life Insurance Co. Ltd., Class H	28,379	82,505
China Longyuan Power Group Corp. Ltd., Class H	12,690	9,931
China Medical System Holdings Ltd.	7,193	12,000
China Mengniu Dairy Co. Ltd.	13,112	26,878
China Merchants Bank Co. Ltd., Class H	17,888	44,187

	Number of Shares	Value
China (Continued)
China Minsheng Banking Corp. Ltd., Class H	26,735	$30,194
China Pacific Insurance Group Co. Ltd., Class H	10,791	41,945
China Petroleum & Chemical Corp., Class H	96,950	67,746
China Railway Construction Corp. Ltd., Class H	8,297	11,788
China Railway Group Ltd., Class H	10,454	9,434
China Shenhua Energy Co. Ltd., Class H	13,736	28,441
China Southern Airlines Co. Ltd., Class H	6,443	3,696
China Telecom Corp. Ltd., Class H	54,954	26,568
China Vanke Co. Ltd., Class H	6,264	19,220
Chongqing Rural Commercial Bank Co. Ltd., Class H	12,819	7,999
CITIC Securities Co. Ltd., Class H	8,171	19,130
CNOOC Ltd.	61,336	77,337
Country Garden Holdings Co. Ltd.	29,183	16,329
CRRC Corp. Ltd., Class H	13,964	13,790
CSPC Pharmaceutical Group Ltd.	20,743	22,277
Ctrip.com International, Ltd., ADR*(a)	1,488	67,302
Dongfeng Motor Group Co. Ltd., Class H	10,746	10,931
ENN Energy Holdings Ltd.	2,934	13,504
Fosun International Ltd.	11,695	17,339
Geely Automobile Holdings Ltd.	21,135	21,853
GF Securities Co. Ltd., Class H	3,410	7,984
GOME Electrical Appliances Holding Ltd. (a)	47,694	6,210
Great Wall Motor Co. Ltd., Class H	10,669	10,041
Guangzhou Automobile Group Co. Ltd., Class H	16,526	21,647
Guangzhou R&F Properties Co. Ltd., Class H	7,877	10,013
Haitian International Holdings Ltd.	2,276	4,548
Haitong Securities Co. Ltd., Class H	12,042	23,226
Hengan International Group Co. Ltd.	2,679	21,086
Huaneng Power International, Inc., Class H	25,378	15,901
Huaneng Renewables Corp. Ltd., Class H	14,458	4,660
Huatai Securities Co. Ltd., Class H, 144A	5,452	12,526
Industrial & Commercial Bank of China Ltd., Class H	280,202	171,593
JD.com, Inc., ADR*	2,736	73,516
Jiangsu Expressway Co. Ltd., Class H	7,184	9,577
Jiangxi Copper Co. Ltd., Class H	9,616	14,703
Kingsoft Corp. Ltd.	2,554	5,736
Lenovo Group Ltd. (a)	28,885	17,912
Longfor Properties Co. Ltd.	9,445	12,140
NetEase, Inc., ADR	325	72,833
New China Life Insurance Co. Ltd., Class H	2,779	14,063
New Oriental Education & Technology Group, Inc., ADR*	572	28,697
People’s Insurance Co. Group of China Ltd., Class H	25,368	10,695
PetroChina Co. Ltd., Class H	73,907	50,215
PICC Property & Casualty Co. Ltd., Class H	18,317	30,700

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
China (Continued)
Ping An Insurance Group Co. of China Ltd., Class H	20,074	$111,026
Qunar Cayman Islands Ltd., ADR*	160	4,805
Semiconductor Manufacturing International Corp.*	98,391	13,319
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	15,634	10,804
Shanghai Electric Group Co. Ltd., Class H*	11,260	5,429
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,635	8,289
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,947	9,872
Shenzhou International Group Holdings Ltd.	2,854	17,551
Sino-Ocean Group Holding Ltd.	10,059	4,293
Sinopec Engineering Group Co. Ltd., Class H	13,434	11,604
Sinopec Shanghai Petrochemical Co. Ltd., Class H	21,331	11,220
Sinopharm Group Co. Ltd., Class H	5,430	25,342
SOHO China Ltd.	15,729	8,334
TAL Education Group, ADR*	189	14,464
Tencent Holdings Ltd.	22,231	555,166
Tingyi Cayman Islands Holding Corp.	8,756	10,408
TravelSky Technology Ltd., Class H	3,682	7,719
Tsingtao Brewery Co. Ltd., Class H	2,544	10,036
Vipshop Holdings Ltd., ADR*	1,180	13,240
Want Want China Holdings Ltd. (a)	23,021	14,691
Weichai Power Co. Ltd., Class H	5,798	9,344
YY, Inc., ADR*	108	4,673
Zhejiang Expressway Co. Ltd., Class H	10,190	10,891
Zhuzhou CRRC Times Electric Co. Ltd.	2,489	13,510
Zijin Mining Group Co. Ltd., Class H	19,463	6,524
ZTE Corp., Class H	4,559	7,406

		3,602,203

Colombia — 0.1%
Ecopetrol SA*	25,833	11,091
Grupo Argos SA	2,397	14,048
Grupo de Inversiones Suramericana SA	2,278	26,302

		51,441

Czech Republic — 0.1%
CEZ AS	1,217	19,754
Komercni banka AS	407	13,460
O2 Czech Republic AS	416	3,819

		37,033

Denmark — 1.2%
A.P. Moller — Maersk A/S, Class A	18	22,858
A.P. Moller — Maersk A/S, Class B	28	37,132
Carlsberg A/S, Class B	500	42,519
Chr Hansen Holding A/S	404	22,363
Coloplast A/S, Class B	454	28,836
Danske Bank A/S	2,681	78,326
DSV A/S	870	39,148
Genmab A/S*	238	41,224

	Number of Shares	Value
Denmark (Continued)
ISS A/S	825	$28,204
Novo Nordisk A/S, Class B	7,454	252,701
Novozymes A/S, Class B	916	31,028
Pandora A/S	486	57,839
TDC A/S*	3,133	15,941
Tryg A/S	409	7,358
Vestas Wind Systems A/S	936	61,757
William Demant Holding A/S*	565	9,561

		776,795

Finland — 0.7%
Elisa OYJ	583	18,302
Fortum OYJ	2,261	32,830
Kone OYJ, Class B	1,299	57,218
Metso OYJ (a)	541	15,309
Neste OYJ	640	26,284
Nokia OYJ	22,342	96,137
Nokian Renkaat OYJ	509	18,385
Orion OYJ, Class B	426	18,114
Sampo OYJ, Class A	1,818	80,367
Stora Enso OYJ, Class R	2,225	21,471
UPM-Kymmene OYJ	2,126	48,670
Wartsila OYJ Abp	538	22,677

		455,764

France — 6.6%
Accor SA	694	24,589
Aeroports de Paris	168	16,525
Air Liquide SA	1,438	146,432
Airbus Group SE	2,288	146,151
Alstom SA*	694	18,800
Arkema SA	297	28,449
Atos SE	342	35,352
AXA SA	7,644	180,096
BNP Paribas SA	4,158	241,408
Bollore SA	2,518	8,262
Bouygues SA	681	23,096
Bureau Veritas SA	916	17,242
Capgemini SA	625	49,349
Carrefour SA	2,237	52,444
Casino Guichard Perrachon SA (a)	185	8,417
Christian Dior SE (a)	182	35,396
Cie de Saint-Gobain	1,852	80,329
Cie Generale des Etablissements Michelin	677	72,469
CNP Assurances	706	12,399
Credit Agricole SA	4,495	50,737
Danone SA	2,326	146,335
Dassault Systemes	486	37,097
Edenred	784	16,531
Eiffage SA	152	10,033
Electricite de France SA (a)	1,087	11,515
Engie SA	5,450	67,292
Essilor International SA	740	78,507
Eurazeo SA	183	9,930
Eutelsat Communications SA	682	12,277
Fonciere Des Regions REIT	112	8,799
Gecina SA REIT	168	22,061

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
France (Continued)
Groupe Eurotunnel SE	1,884	$16,573
Hermes International	92	37,969
ICADE REIT	171	11,816
Iliad SA	114	21,688
Imerys SA	164	11,428
Ingenico Group SA	217	16,909
JCDecaux SA	341	8,891
Kering	280	60,835
Klepierre REIT	962	35,874
Lagardere SCA	688	16,964
Legrand SA	981	54,845
L’Oreal SA	990	168,982
LVMH Moet Hennessy Louis Vuitton SE (a)	1,047	190,529
Natixis SA	3,851	19,395
Orange SA (a)	7,630	111,232
Pernod Ricard SA (a)	853	89,501
Peugeot SA*	1,860	27,441
Publicis Groupe SA	748	48,541
Remy Cointreau SA	110	9,237
Renault SA	751	59,171
Rexel SA	1,146	17,721
Safran SA	1,110	76,198
Sanofi	4,561	367,914
Schneider Electric SE	2,118	141,016
SCOR SE	563	17,880
SFR Group SA	514	12,987
Societe BIC SA	102	13,194
Societe Generale SA	2,931	126,074
Sodexo SA	350	38,282
Suez	1,345	18,781
Technip SA	398	27,570
Thales SA	422	41,206
TOTAL SA	8,529	406,369
Unibail-Rodamco SE REIT	433	95,569
Valeo SA	927	51,688
Veolia Environnement SA	1,772	30,622
Vinci SA	1,882	122,132
Vivendi SA	4,001	76,286
Wendel SA	168	19,444
Zodiac Aerospace	821	18,203

		4,405,276

Germany — 5.7%
adidas AG	775	114,172
Allianz SE	1,783	283,079
Axel Springer SE	225	9,651
BASF SE	3,493	299,829
Bayer AG	3,226	302,896
Bayerische Motoren Werke AG	1,273	108,488
Beiersdorf AG	400	32,677
Brenntag AG	569	29,951
Commerzbank AG	4,023	28,026
Continental AG	415	73,629
Covestro AG, 144A	303	19,470
Daimler AG	3,766	250,500
Deutsche Bank AG*(c)	5,342	84,133

	Number of Shares	Value
Germany (Continued)
Deutsche Lufthansa AG	974	$12,620
Deutsche Post AG	3,963	123,863
Deutsche Telekom AG	12,616	198,761
Deutsche Wohnen AG	1,468	45,213
E.ON SE	7,782	51,359
Evonik Industries AG	451	12,576
Fraport AG Frankfurt Airport Services Worldwide	170	9,874
Fresenius Medical Care AG & Co. KGaA	801	62,482
Fresenius SE & Co. KGaA	1,644	118,047
GEA Group AG	738	27,509
Hannover Rueck SE	251	26,642
HeidelbergCement AG	688	61,696
Henkel AG & Co. KGaA	423	43,070
HOCHTIEF AG	94	13,370
HUGO BOSS AG	255	14,621
Infineon Technologies AG	4,652	77,802
K+S AG	762	15,462
LANXESS AG	421	25,964
Linde AG	702	116,959
MAN SE	56	5,523
Merck KGaA	580	58,115
METRO AG	682	20,380
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	624	113,652
OSRAM Licht AG	396	20,160
ProSiebenSat.1 Media SE	972	33,311
RWE AG*	2,123	26,686
SAP SE	3,745	313,085
Siemens AG	2,927	330,692
Symrise AG	511	30,930
Telefonica Deutschland Holding AG	2,402	9,424
thyssenkrupp AG	1,545	35,075
TUI AG	2,336	30,806
United Internet AG	511	19,554
Volkswagen AG	134	18,349
Vonovia SE	1,913	61,697
Zalando SE, 144A*	408	15,206

		3,837,036

Hong Kong — 3.5%
AIA Group Ltd.	46,947	286,288
Alibaba Health Information Technology Ltd.*	14,617	8,179
Alibaba Pictures Group Ltd.*	38,989	7,490
ASM Pacific Technology Ltd.	1,278	12,778
Bank of East Asia Ltd.	4,177	17,313
Beijing Enterprises Holdings Ltd.	2,024	9,342
Beijing Enterprises Water Group Ltd.*	19,010	13,749
BOC Hong Kong Holdings Ltd.	15,351	57,592
Brilliance China Automotive Holdings Ltd.	13,684	19,159
Cathay Pacific Airways Ltd. (a)	4,611	6,242
Cheung Kong Infrastructure Holdings Ltd.	2,646	22,105
Cheung Kong Property Holdings Ltd.	10,214	69,924
China Everbright International Ltd.	12,690	15,379
China Gas Holdings Ltd.	7,033	9,303
China Jinmao Holdings Group Ltd.	30,611	8,209

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
China Merchants Port Holdings Co. Ltd.	4,582	$11,507
China Mobile Ltd.	23,761	259,314
China Overseas Land & Investment Ltd.	16,523	47,717
China Power International Development Ltd.	11,083	4,101
China Resources Beer Holdings Co. Ltd.*	6,370	13,485
China Resources Gas Group Ltd.	5,012	14,862
China Resources Land Ltd.	10,718	26,033
China Resources Power Holdings Co. Ltd.	11,982	19,711
China State Construction International Holdings Ltd.	6,425	10,387
China Taiping Insurance Holdings Co. Ltd.*	5,892	13,491
China Unicom Hong Kong Ltd.	25,387	30,832
CITIC Ltd.	14,790	22,767
CK Hutchison Holdings Ltd.	10,594	129,070
CLP Holdings Ltd.	7,060	69,039
COSCO SHIPPING Ports Ltd.	6,322	6,618
Far East Horizon Ltd.	12,690	11,469
First Pacific Co. Ltd.	6,713	4,717
Galaxy Entertainment Group Ltd.	8,798	43,670
GCL-Poly Energy Holdings Ltd.	60,102	8,059
Guangdong Investment Ltd.	14,054	19,677
Haier Electronics Group Co. Ltd.	4,139	6,905
Hanergy Thin Film Power Group Ltd.*	36,104	0
Hang Lung Properties Ltd.	10,340	23,302
Hang Seng Bank Ltd.	2,908	55,112
Henderson Land Development Co. Ltd.	5,653	31,229
Hong Kong & China Gas Co. Ltd.	31,632	58,888
Hong Kong Exchanges & Clearing Ltd.	4,577	120,377
Hongkong Land Holdings Ltd.	5,500	35,255
Hysan Development Co. Ltd.	3,904	17,214
Jardine Matheson Holdings Ltd.	1,000	54,200
Kerry Properties Ltd.	2,545	7,284
Kunlun Energy Co. Ltd.	12,550	9,174
Li & Fung Ltd.	26,920	11,800
Link REIT	9,261	63,758
Melco Crown Entertainment Ltd., ADR	807	15,866
MTR Corp. Ltd.	6,680	33,415
New World Development Co. Ltd.	28,976	32,277
Nine Dragons Paper Holdings Ltd.	8,873	7,790
Noble Group Ltd.*	23,700	2,629
NWS Holdings Ltd.	10,125	17,492
PCCW Ltd.	13,502	7,851
Power Assets Holdings Ltd.	5,067	48,341
Shimao Property Holdings Ltd.	6,499	8,496
Sino Biopharmaceutical Ltd.	26,059	17,873
Sino Land Co. Ltd.	16,805	26,432
SJM Holdings Ltd.	12,690	10,274
Sun Art Retail Group Ltd.	18,186	15,428
Sun Hung Kai Properties Ltd.	6,150	80,478
Swire Pacific Ltd., Class A	3,099	30,864
Swire Properties Ltd.	6,343	19,177
Techtronic Industries Co. Ltd.	5,524	21,543
WH Group Ltd., 144A	36,892	30,678
Wharf Holdings Ltd.	6,563	48,652
Wheelock & Co. Ltd.	2,327	13,830

	Number of Shares	Value
Hong Kong (Continued)
Yue Yuen Industrial Holdings Ltd.	2,597	$9,358

		2,322,820

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	129	8,063
OTP Bank PLC	1,261	33,989
Richter Gedeon Nyrt	933	18,633

		60,685

India — 1.1%
Axis Bank Ltd., GDR	3,990	138,453
Dr. Reddy’s Laboratories Ltd., ADR	1,041	48,646
ICICI Bank Ltd., ADR	18,464	144,758
Infosys Ltd., ADR	4,329	62,684
Larsen & Toubro Ltd., GDR	5,903	117,765
Reliance Industries Ltd., GDR, 144A (a)	3,978	113,970
Tata Motors Ltd., ADR	2,137	70,670
Wipro Ltd., ADR	6,450	61,855

		758,801

Indonesia — 0.6%
PT Adaro Energy Tbk	36,548	4,126
PT Astra International Tbk	78,286	43,613
PT Bank Central Asia Tbk	50,871	53,677
PT Bank Danamon Indonesia Tbk	15,527	3,724
PT Bank Mandiri Persero Tbk	34,598	26,805
PT Bank Negara Indonesia Persero Tbk	25,744	9,830
PT Bank Rakyat Indonesia Persero Tbk	42,042	33,814
PT Bumi Serpong Damai Tbk	40,575	5,090
PT Charoen Pokphand Indonesia Tbk	28,630	6,654
PT Gudang Garam Tbk	2,849	13,664
PT Hanjaya Mandala Sampoerna Tbk	41,539	11,647
PT Indocement Tunggal Prakarsa Tbk	7,157	8,436
PT Indofood CBP Sukses Makmur Tbk	14,311	9,134
PT Indofood Sukses Makmur Tbk	16,503	9,224
PT Jasa Marga Persero Tbk	14,946	4,577
PT Kalbe Farma Tbk	111,645	12,357
PT Lippo Karawaci Tbk	124,778	7,043
PT Matahari Department Store Tbk	11,720	12,453
PT Media Nusantara Citra Tbk	24,309	3,112
PT Perusahaan Gas Negara Persero Tbk	46,870	9,165
PT Semen Indonesia Persero Tbk	14,309	9,370
PT Summarecon Agung Tbk	30,092	3,142
PT Surya Citra Media Tbk	37,951	7,029
PT Telekomunikasi Indonesia Persero Tbk	194,604	54,278
PT Tower Bersama Infrastructure Tbk	15,748	6,449
PT Unilever Indonesia Tbk	8,676	25,943
PT United Tractors Tbk	6,960	10,785
PT XL Axiata Tbk*	24,309	4,125

		409,266

Ireland — 0.5%
AerCap Holdings NV*	663	28,410
Bank of Ireland*	91,944	19,587
CRH PLC	2,912	97,202
DCC PLC	307	23,547
Experian PLC	3,482	65,786
James Hardie Industries PLC CDI	1,860	28,597

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Ireland (Continued)
Kerry Group PLC, Class A	508	$35,981
Paddy Power Betfair PLC	297	31,005

		330,115

Israel — 0.5%
Azrieli Group Ltd.	320	13,973
Bank Hapoalim BM	6,155	37,046
Bank Leumi Le-Israel BM*	7,106	28,934
Bezeq The Israeli Telecommunication Corp. Ltd.	6,827	12,616
Check Point Software Technologies Ltd.*	512	42,153
Israel Chemicals Ltd.	3,408	13,076
Mizrahi Tefahot Bank Ltd.	1,085	15,210
Mobileye NV*	712	26,508
Nice Ltd.	284	18,769
Teva Pharmaceutical Industries Ltd., ADR	3,562	134,287

		342,572

Italy — 1.2%
Assicurazioni Generali SpA	4,262	53,844
Atlantia SpA	1,772	39,364
Enel SpA	29,787	120,407
Eni SpA	9,490	132,162
EXOR SpA	464	19,479
Ferrari NV	521	28,548
Intesa Sanpaolo SpA	52,923	117,565
Intesa Sanpaolo SpA-RSP	4,118	8,541
Leonardo-Finmeccanica SpA*	2,072	26,901
Luxottica Group SpA	568	29,558
Mediobanca SpA	3,662	25,266
Poste Italiane SpA, 144A	1,328	8,255
Prysmian SpA	801	19,161
Saipem SpA*	31,948	14,360
Snam SpA	9,699	37,561
Telecom Italia SpA*	39,506	29,875
Telecom Italia SpA-RSP*	24,529	15,312
Terna Rete Elettrica Nazionale SpA	6,637	28,784
UniCredit SpA	23,781	50,963
Unione di Banche Italiane SpA (a)	369	824
UnipolSai SpA (a)	4,210	8,032

		814,762

Japan — 16.7%
ABC-Mart, Inc.	100	5,865
Acom Co. Ltd.*	2,800	13,388
Aeon Co. Ltd.	2,700	37,194
AEON Financial Service Co. Ltd.	400	6,657
Air Water, Inc.	1,000	17,088
Aisin Seiki Co. Ltd.	800	34,194
Ajinomoto Co., Inc.	2,200	42,546
Alfresa Holdings Corp.	600	9,561
Alps Electric Co. Ltd.	600	15,068
Amada Holdings Co. Ltd.	1,100	12,240
ANA Holdings, Inc.	3,000	8,320
Aozora Bank Ltd.	4,000	13,741
Asahi Glass Co. Ltd.	4,000	25,978
Asahi Group Holdings Ltd.	1,700	55,307
Asahi Kasei Corp.	5,000	44,469

	Number of Shares	Value
Japan (Continued)
Asics Corp.	600	$12,629
Astellas Pharma, Inc.	8,500	117,353
Bandai Namco Holdings, Inc.	700	19,977
Bank of Kyoto Ltd.	1,000	6,932
Benesse Holdings, Inc.	200	5,306
Bridgestone Corp.	2,600	99,246
Brother Industries Ltd.	700	11,968
Calbee, Inc.	300	9,348
Canon, Inc.	3,600	102,614
Casio Computer Co. Ltd.	700	9,147
Central Japan Railway Co.	600	97,968
Chiba Bank Ltd.	3,000	17,779
Chubu Electric Power Co., Inc.	2,900	40,697
Chugai Pharmaceutical Co. Ltd.	1,000	28,102
Chugoku Electric Power Co., Inc.	1,200	13,657
Concordia Financial Group Ltd.	4,600	21,129
Credit Saison Co. Ltd.	500	8,964
CYBERDYNE, Inc.*	400	5,227
Dai Nippon Printing Co. Ltd.	2,000	18,915
Daicel Corp.	1,000	11,014
Dai-ichi Life Holdings, Inc.	4,300	68,914
Daiichi Sankyo Co. Ltd.	2,600	54,134
Daikin Industries Ltd.	900	84,293
Daito Trust Construction Co. Ltd.	300	46,611
Daiwa House Industry Co. Ltd.	2,200	62,536
Daiwa Securities Group, Inc.	7,000	42,059
Denso Corp.	1,900	82,706
Dentsu, Inc.	900	41,143
Don Quijote Holdings Co. Ltd.	500	19,121
East Japan Railway Co.	1,300	110,972
Eisai Co. Ltd.	1,000	57,768
Electric Power Development Co. Ltd.	400	8,772
FANUC Corp.	800	134,994
Fast Retailing Co. Ltd.	200	69,175
Fuji Electric Co. Ltd.	2,000	9,825
Fuji Heavy Industries Ltd.	2,300	93,383
FUJIFILM Holdings Corp.	1,600	59,424
Fujitsu Ltd.	7,000	41,288
Fukuoka Financial Group, Inc.	2,000	8,653
Hamamatsu Photonics KK	500	13,264
Hankyu Hanshin Holdings, Inc.	800	25,279
Hikari Tsushin, Inc.	100	8,916
Hino Motors Ltd.	1,000	10,148
Hirose Electric Co. Ltd.	100	11,966
Hiroshima Bank Ltd.	1,000	4,405
Hisamitsu Pharmaceutical Co., Inc.	300	14,422
Hitachi Chemical Co. Ltd.	400	8,776
Hitachi Construction Machinery Co. Ltd.	400	8,230
Hitachi High-Technologies Corp.	200	7,884
Hitachi Ltd.	18,200	96,930
Hitachi Metals Ltd.	700	9,147
Honda Motor Co. Ltd.	6,400	186,397
Hoshizaki Corp.	200	16,940
Hoya Corp.	1,600	62,920
Hulic Co. Ltd.	1,300	12,204
Idemitsu Kosan Co. Ltd.	300	6,786
IHI Corp.*	5,000	13,854

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Iida Group Holdings Co. Ltd.	500	$9,694
Inpex Corp.	3,500	33,193
Isetan Mitsukoshi Holdings Ltd.	1,400	15,431
Isuzu Motors Ltd.	2,500	29,479
ITOCHU Corp.	5,400	73,728
J. Front Retailing Co. Ltd.	1,000	14,090
Japan Airlines Co. Ltd.	300	8,876
Japan Airport Terminal Co. Ltd.	200	7,438
Japan Exchange Group, Inc.	1,900	28,133
Japan Post Holdings Co. Ltd.	1,800	22,294
Japan Prime Realty Investment Corp. REIT	4	16,258
Japan Real Estate Investment Corp. REIT	5	27,053
Japan Retail Fund Investment Corp. REIT	10	20,296
Japan Tobacco, Inc.	4,300	148,313
JFE Holdings, Inc.	2,400	35,033
JGC Corp.	1,000	16,503
JSR Corp.	600	8,633
JTEKT Corp.	1,300	20,795
JX Holdings, Inc.	9,100	34,712
Kajima Corp.	4,000	28,041
Kakaku.com, Inc.	400	6,276
Kaneka Corp.	1,000	7,963
Kansai Electric Power Co., Inc.*	3,000	29,579
Kansai Paint Co. Ltd.	800	14,650
Kao Corp.	2,000	92,076
Kawasaki Heavy Industries Ltd.	6,000	18,933
KDDI Corp.	7,100	186,119
Keihan Holdings Co. Ltd.	3,000	19,090
Keio Corp.	2,000	15,943
Keisei Electric Railway Co. Ltd.	500	11,861
Keyence Corp.	200	136,760
Kikkoman Corp.	1,000	30,593
Kintetsu Group Holdings Co. Ltd.	7,000	27,044
Kirin Holdings Co. Ltd.	3,500	57,010
Kobe Steel Ltd.*	1,100	10,375
Koito Manufacturing Co. Ltd.	500	26,048
Komatsu Ltd.	3,700	85,171
Konami Holdings Corp.	400	13,531
Konica Minolta, Inc.	1,600	15,272
Kose Corp.	100	8,015
Kubota Corp.	4,000	60,399
Kuraray Co. Ltd.	1,500	21,214
Kurita Water Industries Ltd.	400	8,314
Kyocera Corp.	1,100	52,267
Kyowa Hakko Kirin Co. Ltd.	1,000	14,265
Kyushu Electric Power Co., Inc.*	2,500	24,584
Lawson, Inc.	300	20,768
LIXIL Group Corp.	900	20,013
M3, Inc.	800	20,649
Mabuchi Motor Co. Ltd.	200	11,136
Makita Corp.	400	27,097
Marubeni Corp.	6,300	34,489
Marui Group Co. Ltd.	900	12,398
Maruichi Steel Tube Ltd.	200	6,442
Mazda Motor Corp.	2,000	32,062
Mebuki Financial Group, Inc.	4,070	14,799

	Number of Shares	Value
Japan (Continued)
Medipal Holdings Corp.	400	$5,724
MEIJI Holdings Co. Ltd.	500	39,858
Minebea Co. Ltd.	1,100	10,903
Miraca Holdings, Inc.	200	8,951
Mitsubishi Chemical Holdings Corp.	5,600	35,219
Mitsubishi Corp.	5,700	123,138
Mitsubishi Electric Corp.	7,600	104,728
Mitsubishi Estate Co. Ltd.	5,000	100,760
Mitsubishi Gas Chemical Co., Inc.	600	9,094
Mitsubishi Heavy Industries Ltd.	13,000	57,588
Mitsubishi Logistics Corp.	1,000	13,522
Mitsubishi Materials Corp.	300	8,876
Mitsubishi Motors Corp.	2,400	11,097
Mitsubishi Tanabe Pharma Corp.	1,100	20,682
Mitsubishi UFJ Financial Group, Inc.	49,500	289,805
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,500	11,516
Mitsui & Co. Ltd.	6,700	90,276
Mitsui Chemicals, Inc.	4,000	18,496
Mitsui Fudosan Co. Ltd.	4,000	94,069
Mitsui OSK Lines Ltd.	5,000	12,849
Mixi, Inc.	300	10,450
Mizuho Financial Group, Inc.	93,200	165,048
MS&AD Insurance Group Holdings, Inc.	2,000	62,043
Murata Manufacturing Co. Ltd.	700	94,380
Nabtesco Corp.	400	10,167
Nagoya Railroad Co. Ltd.	4,000	19,615
NEC Corp.	10,000	26,048
Nexon Co. Ltd.	700	9,784
NGK Insulators Ltd.	1,000	19,108
NGK Spark Plug Co. Ltd.	800	16,405
NH Foods Ltd.	1,000	25,751
Nidec Corp. (a)	900	80,556
Nikon Corp.	1,100	16,153
Nintendo Co. Ltd.	400	97,111
Nippon Building Fund, Inc. REIT	6	33,408
Nippon Electric Glass Co. Ltd.	2,000	10,664
Nippon Express Co. Ltd.	3,000	15,498
Nippon Paint Holdings Co. Ltd.	700	22,088
Nippon Prologis REIT, Inc. REIT	7	14,495
Nippon Steel & Sumitomo Metal Corp.	3,010	64,539
Nippon Telegraph & Telephone Corp.	2,700	109,152
Nippon Yusen KK	8,000	14,825
Nissan Motor Co. Ltd.	9,500	87,730
Nisshin Seifun Group, Inc.	1,350	18,916
Nissin Foods Holdings Co. Ltd.	300	15,629
Nitori Holdings Co. Ltd.	300	31,310
Nitto Denko Corp.	600	41,411
Nomura Holdings, Inc.	15,600	83,724
Nomura Real Estate Master Fund, Inc. REIT	17	25,335
Nomura Research Institute Ltd.	320	10,853
NSK Ltd.	2,300	25,050
NTT Data Corp.	500	24,868
NTT DOCOMO, Inc.	5,400	123,855
Obayashi Corp.	2,000	19,020
Obic Co. Ltd.	200	8,793
Odakyu Electric Railway Co. Ltd.	1,100	21,509

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Oji Holdings Corp.	3,000	$12,298
Olympus Corp.	1,000	35,138
Omron Corp.	700	25,821
Ono Pharmaceutical Co. Ltd.	1,700	37,647
Oracle Corp. Japan	100	4,982
Oriental Land Co. Ltd.	800	45,571
ORIX Corp.	5,400	84,088
Osaka Gas Co. Ltd.	8,000	30,250
Otsuka Corp.	100	4,869
Otsuka Holdings Co. Ltd.	1,500	60,928
Panasonic Corp.	8,500	86,482
Park24 Co. Ltd.	400	11,363
Pola Orbis Holdings, Inc.	100	7,753
Rakuten, Inc.	3,600	35,495
Recruit Holdings Co. Ltd.	1,500	57,231
Resona Holdings, Inc.	8,600	41,352
Ricoh Co. Ltd.	2,200	17,711
Rinnai Corp.	100	8,505
Rohm Co. Ltd.	400	21,852
Ryohin Keikaku Co. Ltd.	100	19,606
Santen Pharmaceutical Co. Ltd.	1,400	17,083
Secom Co. Ltd.	800	58,172
Sega Sammy Holdings, Inc.	700	10,463
Seibu Holdings, Inc.	500	8,964
Seiko Epson Corp.	900	18,039
Sekisui Chemical Co. Ltd.	1,400	21,195
Sekisui House Ltd.	2,100	34,325
Seven & i Holdings Co. Ltd.	3,000	116,297
Seven Bank Ltd.	1,600	4,559
Shimadzu Corp.	1,000	15,235
Shimamura Co. Ltd.	100	11,905
Shimano, Inc.	300	49,272
Shimizu Corp.	2,000	18,426
Shin-Etsu Chemical Co. Ltd.	1,500	110,922
Shionogi & Co. Ltd.	1,200	56,746
Shiseido Co. Ltd.	1,600	40,684
Shizuoka Bank Ltd.	2,000	16,171
Showa Shell Sekiyu KK	800	7,140
SMC Corp.	200	56,851
SoftBank Group Corp.	3,700	217,074
Sohgo Security Services Co. Ltd.	200	8,138
Sompo Holdings, Inc.	1,400	45,620
Sony Corp.	4,800	137,952
Stanley Electric Co. Ltd.	700	19,304
Start Today Co. Ltd.	600	9,215
Sumitomo Chemical Co. Ltd.	6,000	27,429
Sumitomo Corp.	4,700	56,077
Sumitomo Dainippon Pharma Co. Ltd.	700	11,436
Sumitomo Electric Industries Ltd.	3,100	43,422
Sumitomo Heavy Industries Ltd.	2,000	12,045
Sumitomo Metal Mining Co. Ltd.	2,000	26,712
Sumitomo Mitsui Financial Group, Inc.	5,200	191,173
Sumitomo Mitsui Trust Holdings, Inc.	1,310	47,520
Sumitomo Realty & Development Co. Ltd.	1,000	27,612
Sundrug Co. Ltd.	200	13,915
Suntory Beverage & Food Ltd.	500	21,393
Suruga Bank Ltd.	600	13,515

	Number of Shares	Value
Japan (Continued)
Suzuken Co. Ltd.	400	$11,958
Suzuki Motor Corp.	1,400	45,033
Sysmex Corp.	600	36,135
T&D Holdings, Inc.	2,400	29,978
Taiheiyo Cement Corp.	4,000	12,517
Taisei Corp.	4,000	28,950
Taisho Pharmaceutical Holdings Co. Ltd.	200	17,062
Taiyo Nippon Sanso Corp.	500	5,472
Takashimaya Co. Ltd.	1,000	8,295
Takeda Pharmaceutical Co. Ltd.	2,800	114,663
TDK Corp.	500	33,609
Teijin Ltd.	600	11,108
Terumo Corp.	1,500	52,773
THK Co. Ltd.	300	6,453
Tobu Railway Co. Ltd.	4,000	19,160
Tohoku Electric Power Co., Inc.	1,900	22,138
Tokio Marine Holdings, Inc.	2,700	115,618
Tokyo Electric Power Co. Holdings, Inc.*	6,600	24,518
Tokyo Electron Ltd.	600	54,936
Tokyo Gas Co. Ltd.	8,000	34,873
Tokyo Tatemono Co. Ltd.	1,000	12,902
Tokyu Corp.	4,000	29,859
Tokyu Fudosan Holdings Corp.	2,200	12,596
TonenGeneral Sekiyu KK	1,000	9,519
Toppan Printing Co. Ltd.	3,000	27,193
Toray Industries, Inc.	6,000	48,743
Toshiba Corp.*	17,100	63,554
TOTO Ltd.	500	19,164
Toyo Seikan Group Holdings Ltd.	900	16,945
Toyo Suisan Kaisha Ltd.	500	17,700
Toyota Industries Corp.	700	32,796
Toyota Motor Corp.	10,400	604,428
Toyota Tsusho Corp.	700	17,493
Trend Micro, Inc.	400	14,370
Tsuruha Holdings, Inc.	200	20,419
Unicharm Corp.	1,400	29,792
United Urban Investment Corp. REIT	12	18,293
USS Co. Ltd.	1,100	17,605
West Japan Railway Co.	600	36,486
Yahoo Japan Corp.	5,700	20,726
Yakult Honsha Co. Ltd.	300	13,164
Yamada Denki Co. Ltd.	2,500	13,352
Yamaha Corp.	600	18,277
Yamaha Motor Co. Ltd.	1,200	27,597
Yamato Holdings Co. Ltd.	1,400	28,042
Yamazaki Baking Co. Ltd.	1,000	19,833
Yaskawa Electric Corp.	800	12,272
Yokogawa Electric Corp.	800	11,083

		11,097,862

Jersey Island — 0.0%
Randgold Resources Ltd.	388	27,672

Jordan — 0.0%
Hikma Pharmaceuticals PLC	585	12,451

Luxembourg — 0.2%
ArcelorMittal*	7,190	54,318

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Luxembourg (Continued)
Millicom International Cellular SA SDR	266	$11,231
RTL Group SA	171	11,619
SES SA	1,242	26,846
Tenaris SA	1,715	27,392

		131,406

Macau — 0.1%
MGM China Holdings Ltd.	4,003	8,887
Sands China Ltd.	9,340	45,998
Wynn Macau Ltd.	6,538	12,121

		67,006

Malaysia — 0.7%
Alliance Financial Group Bhd	7,100	6,121
AMMB Holdings Bhd	9,900	9,266
Astro Malaysia Holdings Bhd	16,200	9,468
Berjaya Sports Toto Bhd	13,625	9,549
Dialog Group Bhd	19,710	7,061
DiGi.Com Bhd	18,300	19,955
Genting Bhd	8,300	14,794
Genting Malaysia Bhd	19,300	20,182
Genting Plantations Bhd	4,200	10,063
Hartalega Holdings Bhd	5,200	5,705
Hong Leong Bank Bhd	4,400	13,103
Hong Leong Financial Group Bhd	1,700	5,710
IHH Healthcare Bhd	15,600	23,054
IJM Corp. Bhd	11,200	8,100
IOI Corp. Bhd	16,800	16,364
Kuala Lumpur Kepong Bhd	3,500	18,715
Lafarge Malaysia Bhd	4,600	7,416
Malayan Banking Bhd	14,000	24,357
Malaysia Airports Holdings Bhd	500	711
Maxis Bhd	11,900	15,908
MISC Bhd	5,500	9,039
Petronas Chemicals Group Bhd	11,300	17,282
Petronas Dagangan Bhd	1,600	8,240
Petronas Gas Bhd	4,800	22,549
Public Bank Bhd	11,200	49,103
Sime Darby Bhd	11,200	19,962
Telekom Malaysia Bhd	8,400	11,605
Tenaga Nasional Bhd	12,600	39,611
UMW Holdings Bhd	4,500	5,179
Westports Holdings Bhd	9,600	9,394
YTL Corp. Bhd	12,600	4,063
YTL Power International Bhd	16,465	5,198

		446,827

Malta — 0.0%
Brait SE*	1,649	9,974

Mexico — 0.9%
Alfa SAB de CV, Class A	13,884	18,340
America Movil SAB de CV, Series L	130,789	79,582
Arca Continental SAB de CV	1,432	7,555
Cemex SAB de CV, Series CPO*	56,929	44,296
Coca-Cola Femsa SAB de CV, Series L	1,806	11,369
El Puerto de Liverpool SAB de CV, Class C1	705	5,561

	Number of Shares	Value
Mexico (Continued)
Fibra Uno Administracion SA de CV REIT	9,968	$15,391
Fomento Economico Mexicano SAB de CV	7,965	62,288
Fresnillo PLC	940	14,114
Gentera SAB de CV	4,279	6,732
Gruma SAB de CV, Class B	813	9,720
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,393	11,862
Grupo Aeroportuario del Sureste SAB de CV, Class B	749	10,818
Grupo Bimbo SAB de CV, Series A	5,732	13,191
Grupo Carso SAB de CV, Series A1	2,936	10,857
Grupo Financiero Banorte SAB de CV, Class O	10,510	50,374
Grupo Financiero Inbursa SAB de CV, Class O	7,957	10,851
Grupo Financiero Santander Mexico SAB de CV, Class B	7,665	10,762
Grupo Lala SAB de CV	3,105	4,672
Grupo Mexico SAB de CV, Series B	14,295	39,114
Grupo Televisa SAB, Series CPO	9,432	38,978
Industrias Penoles SAB de CV	737	15,824
Kimberly-Clark de Mexico SAB de CV, Class A	6,199	10,873
Mexichem SAB de CV	6,561	15,644
OHL Mexico SAB de CV*	2,932	2,519
Promotora y Operadora de Infraestructura SAB de CV	903	7,957
Wal-Mart de Mexico SAB de CV	21,460	39,372

		568,616

Netherlands — 3.0%
ABN AMRO Group NV, 144A	1,319	28,518
Aegon NV	7,027	35,733
Akzo Nobel NV	904	56,298
Altice NV, Class A*(a)	2,001	34,462
ASML Holding NV	1,364	141,123
Boskalis Westminster	342	10,675
Gemalto NV	336	17,136
Heineken Holding NV	495	34,777
Heineken NV	985	73,828
ING Groep NV	15,362	209,216
Koninklijke Ahold Delhaize NV	5,287	104,280
Koninklijke DSM NV	681	41,299
Koninklijke KPN NV	12,644	36,437
Koninklijke Philips NV	3,900	112,181
Koninklijke Vopak NV	274	12,807
NN Group NV	1,338	43,010
NXP Semiconductors NV*	1,141	113,130
QIAGEN NV*	886	24,462
Randstad Holding NV	464	23,561
Royal Dutch Shell PLC, Class A	16,229	411,395
Royal Dutch Shell PLC, Class B	14,923	395,561
Wolters Kluwer NV	1,318	47,522

		2,007,411

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
New Zealand — 0.2%
Auckland International Airport Ltd.	4,214	$18,369
Contact Energy Ltd.	5,337	17,764
Fletcher Building Ltd.	3,308	24,083
Mercury NZ Ltd.	7,333	15,632
Meridian Energy Ltd.	8,806	16,028
Ryman Healthcare Ltd.	1,694	10,497
Spark New Zealand Ltd.	9,758	25,120

		127,493

Norway — 0.5%
DNB ASA	4,506	66,370
Gjensidige Forsikring ASA	994	15,902
Marine Harvest ASA*	1,799	32,351
Norsk Hydro ASA	6,576	31,004
Orkla ASA	4,241	37,809
Schibsted ASA, Class A	295	6,369
Schibsted ASA, Class B	263	5,338
Statoil ASA	4,700	80,544
Telenor ASA	2,920	43,146
Yara International ASA	667	24,678

		343,511

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	740	8,266
Credicorp Ltd.	282	44,186
Southern Copper Corp. (a)	372	12,213

		64,665

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	14,860	21,888
Aboitiz Power Corp.	16,900	14,579
Alliance Global Group, Inc.	11,100	2,902
Ayala Corp.	1,200	17,519
Ayala Land, Inc.	28,400	18,789
Bank of the Philippine Islands	7,380	13,356
BDO Unibank, Inc.	7,970	17,950
DMCI Holdings, Inc.	24,500	6,651
Energy Development Corp.	54,500	5,578
Globe Telecom, Inc.	285	8,367
GT Capital Holdings, Inc.	485	11,303
International Container Terminal Services, Inc.	6,130	8,900
JG Summit Holdings, Inc.	8,990	12,338
Jollibee Foods Corp.	3,100	13,452
Metro Pacific Investments Corp.	65,600	8,179
Metropolitan Bank & Trust Co.	4,560	6,877
PLDT, Inc.	510	12,983
Security Bank Corp.	1,110	4,051
SM Investments Corp.	1,665	20,892
SM Prime Holdings, Inc.	45,400	24,193
Universal Robina Corp.	5,680	19,405

		270,152

Poland — 0.2%
Alior Bank SA*	668	7,097
Bank Pekao SA	859	24,158
Bank Zachodni WBK SA	250	17,402
CCC SA	325	15,388

	Number of Shares	Value
Poland (Continued)
Cyfrowy Polsat SA*	2,503	$14,382
LPP SA	6	8,237
PGE Polska Grupa Energetyczna SA	6,344	14,008
Polski Koncern Naftowy ORLEN SA	1,317	23,956
Polskie Gornictwo Naftowe i Gazownictwo SA	9,742	11,474
Powszechny Zaklad Ubezpieczen SA	2,643	18,595

		154,697

Portugal — 0.1%
EDP — Energias de Portugal SA	11,303	32,668
Galp Energia SGPS SA	2,034	27,518
Jeronimo Martins SGPS SA	1,335	21,096

		81,282

Qatar — 0.2%
Barwa Real Estate Co.	1,133	9,584
Ezdan Holding Group QSC	3,814	15,503
Industries Qatar QSC	757	21,830
Masraf Al Rayan QSC	1,432	13,293
Qatar Electricity & Water Co. QSC	238	13,923
Qatar Insurance Co. SAQ	688	16,250
Qatar National Bank SAQ	986	40,321

		130,704

Romania — 0.0%
New Europe Property Investments PLC	1,092	12,487

Russia — 0.7%
Gazprom PJSC, ADR	8,921	41,117
Gazprom PJSC	30,000	69,129
LUKOIL PJSC	600	29,621
LUKOIL PJSC, ADR	1,053	51,597
Magnit PJSC, GDR	1,245	50,149
MegaFon PJSC, GDR	2,456	21,490
Mobile TeleSystems PJSC, ADR	5,939	46,502
Novatek OJSC, GDR	346	40,863
PhosAgro PJSC, GDR	1,847	25,396
Rosneft PJSC, GDR	5,011	26,358
Severstal PJSC, GDR	873	13,156
Sistema PJSC FC, GDR	2,457	20,295
Surgutneftegas OJSC, ADR	6,346	28,842
VTB Bank PJSC, GDR	13,006	27,274

		491,789

Singapore — 1.0%
Ascendas Real Estate Investment Trust REIT	14,200	23,281
CapitaLand Commercial Trust REIT	20,100	21,455
CapitaLand Ltd.	15,000	32,232
CapitaLand Mall Trust REIT	15,800	21,495
ComfortDelGro Corp. Ltd.	13,500	23,735
DBS Group Holdings Ltd.	7,000	85,708
Genting Singapore PLC	26,200	17,730
Global Logistic Properties Ltd.	11,200	16,096
Golden Agri-Resources Ltd.	38,700	11,610
Hutchison Port Holdings Trust, Class U	28,500	11,970
Jardine Cycle & Carriage Ltd.	500	14,006

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
Keppel Corp. Ltd.	5,300	$20,152
Oversea-Chinese Banking Corp. Ltd.	12,500	79,185
Sembcorp Industries Ltd.	2,200	4,144
Singapore Airlines Ltd.	2,500	17,442
Singapore Exchange Ltd.	4,000	20,372
Singapore Press Holdings Ltd. (a)	8,100	21,192
Singapore Technologies Engineering Ltd.	9,200	21,695
Singapore Telecommunications Ltd.	32,300	85,181
United Overseas Bank Ltd.	5,200	74,045
Wilmar International Ltd.	9,400	23,084

		645,810

South Africa — 1.6%
Anglo American Platinum Ltd.*	325	6,672
AngloGold Ashanti Ltd.*	1,868	20,613
Aspen Pharmacare Holdings Ltd.	1,340	27,598
Barclays Africa Group Ltd.	1,682	18,796
Bid Corp. Ltd.	1,484	25,993
Bidvest Group Ltd.	1,897	21,941
Capitec Bank Holdings Ltd.	183	8,453
Discovery Ltd.	1,005	7,954
Exxaro Resources Ltd.	1,025	7,034
FirstRand Ltd.	13,157	47,198
Fortress Income Fund Ltd.	3,989	8,654
Foschini Group Ltd.	838	8,831
Gold Fields Ltd.	4,136	13,104
Growthpoint Properties Ltd. REIT	7,760	13,715
Hyprop Investments Ltd. REIT	860	6,904
Impala Platinum Holdings Ltd.*	3,098	9,727
Imperial Holdings Ltd.	574	6,914
Investec Ltd. (a)	607	3,879
Investec PLC	2,304	14,990
Life Healthcare Group Holdings Ltd.	2,787	6,145
Mediclinic International PLC	1,960	17,399
Mondi Ltd.	471	9,478
Mondi PLC	1,366	27,910
Mr Price Group Ltd.	816	8,408
MTN Group Ltd.	6,117	49,188
Naspers Ltd., Class N	1,696	247,561
Nedbank Group Ltd.	854	13,953
PSG Group Ltd.	296	4,090
Rand Merchant Investment Holdings Ltd.	1,829	5,016
Redefine Properties Ltd. REIT	18,233	13,405
Remgro Ltd.	1,932	28,698
Resilient REIT Ltd. REIT	1,233	9,065
RMB Holdings Ltd.	2,359	10,457
Sanlam Ltd.	5,572	24,410
Sappi Ltd.*	2,503	14,811
Sasol Ltd.	2,322	62,572
Shoprite Holdings Ltd.	1,916	25,443
Sibanye Gold Ltd.	4,117	8,531
SPAR Group Ltd. (a)	575	7,740
Standard Bank Group Ltd.	5,188	55,648
Steinhoff International Holdings NV (a)	12,180	56,308
Tiger Brands Ltd. (a)	688	19,260
Truworths International Ltd.	1,465	7,301
Vodacom Group Ltd.	1,370	14,085

	Number of Shares	Value
South Africa (Continued)
Woolworths Holdings Ltd.	3,564	$16,438

		1,042,290

South Korea — 3.3%
Amorepacific Corp.	127	35,632
AMOREPACIFIC Group	119	13,131
BGF retail Co. Ltd.	102	7,591
BNK Financial Group, Inc.	1,015	7,779
Celltrion, Inc.*	307	26,891
Cheil Worldwide, Inc.	528	6,752
CJ CheilJedang Corp.	49	16,095
CJ Corp.	64	9,608
CJ E&M Corp.	108	5,210
Coway Co. Ltd.	293	21,178
Daelim Industrial Co. Ltd.	113	7,385
DGB Financial Group, Inc.	1,074	8,792
Dongbu Insurance Co. Ltd.	277	17,297
E-MART, Inc.	114	18,333
GS Engineering & Construction Corp.*	282	5,705
GS Holdings Corp.	148	6,887
GS Retail Co. Ltd.	140	5,664
Hana Financial Group, Inc.	1,126	30,966
Hankook Tire Co. Ltd.	399	18,499
Hanmi Pharm. Co. Ltd.	18	5,674
Hanmi Science Co. Ltd.	45	2,887
Hanon Systems	1,326	11,070
Hanssem Co. Ltd.	53	9,362
Hanwha Chemical Corp.	393	7,816
Hanwha Corp.	314	9,481
Hanwha Life Insurance Co. Ltd.	1,688	9,616
Hotel Shilla Co. Ltd.	156	6,726
Hyosung Corp.	112	13,317
Hyundai Department Store Co. Ltd.	109	10,070
Hyundai Development Co.-Engineering & Construction	229	8,090
Hyundai Engineering & Construction Co. Ltd.	226	7,607
Hyundai Glovis Co. Ltd.	91	12,377
Hyundai Heavy Industries Co. Ltd.*	168	20,406
Hyundai Marine & Fire Insurance Co. Ltd.	465	14,478
Hyundai Mobis Co. Ltd.	285	60,703
Hyundai Motor Co.	548	62,345
Hyundai Steel Co.	328	14,000
Hyundai Wia Corp.	100	5,885
Kakao Corp.	157	10,435
Kangwon Land, Inc.	570	17,382
KB Financial Group, Inc.	1,519	54,703
KCC Corp.	31	9,878
KEPCO Plant Service & Engineering Co. Ltd.	123	6,071
Kia Motors Corp.	974	31,160
Korea Aerospace Industries Ltd.	277	15,709
Korea Electric Power Corp.	833	33,133
Korea Gas Corp.	93	3,409
Korea Investment Holdings Co. Ltd.	170	5,824
Korea Zinc Co. Ltd.	50	20,187
KT Corp.	166	4,239

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
KT&G Corp.	523	$46,974
Kumho Petrochemical Co. Ltd.	121	7,556
LG Chem Ltd.	200	38,749
LG Corp.	252	12,179
LG Display Co. Ltd.	820	19,640
LG Electronics, Inc.	396	15,209
LG Household & Health Care Ltd.	44	29,621
LG Innotek Co. Ltd.	89	6,174
LG Uplus Corp.	1,476	14,456
Lotte Chemical Corp.	77	21,176
Lotte Chilsung Beverage Co. Ltd.	2	2,681
Lotte Shopping Co. Ltd.	57	10,580
Mirae Asset Securities Co. Ltd.	214	3,734
NAVER Corp.	108	73,721
NCSoft Corp.	87	20,242
OCI Co. Ltd.*	107	6,736
Orion Corp.	16	9,307
Ottogi Corp.	8	4,736
POSCO	290	61,892
Posco Daewoo Corp.	169	3,853
S-1 Corp.	138	11,203
Samsung C&T Corp.	290	31,752
Samsung Card Co. Ltd.	276	9,869
Samsung Electro-Mechanics Co. Ltd.	228	9,030
Samsung Electronics Co. Ltd.	380	567,538
Samsung Fire & Marine Insurance Co. Ltd.	153	38,347
Samsung Heavy Industries Co. Ltd.*	454	3,223
Samsung Life Insurance Co. Ltd.	350	34,130
Samsung SDI Co. Ltd.	210	16,580
Samsung SDS Co. Ltd.	151	17,437
Samsung Securities Co. Ltd.	171	4,688
Shinhan Financial Group Co. Ltd.	1,601	60,394
Shinsegae Inc.	54	8,338
SK Holdings Co. Ltd.	154	30,496
SK Hynix, Inc.	2,110	77,430
SK Innovation Co. Ltd.	223	29,090
SK Telecom Co. Ltd.	60	11,599
S-Oil Corp.	180	12,934
Yuhan Corp.	55	9,268

		2,165,997

Spain — 2.0%
Abertis Infraestructuras SA	2,238	29,898
ACS Actividades de Construccion y Servicios SA	815	24,000
Aena SA, 144A	285	37,787
Amadeus IT Group SA	1,546	70,063
Banco Bilbao Vizcaya Argentaria SA	24,965	154,151
Banco de Sabadell SA	19,280	24,051
Banco Popular Espanol SA	12,739	11,166
Banco Santander SA	56,092	256,404
Bankia SA	21,148	18,850
Bankinter SA	3,648	27,420
CaixaBank SA	13,784	40,072
Distribuidora Internacional de Alimentacion SA	2,062	9,410

	Number of Shares	Value
Spain (Continued)
Enagas SA	974	$24,001
Endesa SA	1,364	28,197
Ferrovial SA	1,602	28,397
Gas Natural SDG SA	1,472	25,196
Grifols SA	1,134	22,235
Iberdrola SA	22,096	132,993
Industria de Diseno Textil SA	4,280	146,405
Mapfre SA	4,861	14,580
Red Electrica Corp. SA	1,951	34,739
Repsol SA	4,074	54,405
Telefonica SA (a)	17,532	145,900
Zardoya Otis SA	453	3,538

		1,363,858

Sweden — 1.9%
Alfa Laval AB	970	14,556
Assa Abloy AB, Class B	3,701	69,985
Atlas Copco AB, Class A	2,882	87,184
Atlas Copco AB, Class B	1,381	37,120
Boliden AB	1,071	27,661
Electrolux AB, Series B	934	21,844
Getinge AB, Class B	749	11,451
Hennes & Mauritz AB, Class B	3,509	101,928
Hexagon AB, Class B	920	32,589
Husqvarna AB, Class B	1,533	11,344
ICA Gruppen AB (a)	274	8,125
Industrivarden AB, Class C	1,109	18,999
Investor AB, Class B	2,016	68,090
Kinnevik AB, Class B	1,110	27,200
Lundin Petroleum AB*	650	12,249
Nordea Bank AB	11,362	119,376
Sandvik AB	3,982	47,148
Securitas AB, Class B	1,150	16,896
Skandinaviska Enskilda Banken AB, Class A	5,379	53,599
Skanska AB, Class B	1,261	28,986
SKF AB, Class B	1,407	25,324
Svenska Cellulosa AB SCA, Class B	2,330	62,148
Svenska Handelsbanken AB, Class A	5,498	76,305
Swedbank AB, Class A	3,287	75,877
Swedish Match AB	837	26,119
Tele2 AB, Class B (a)	1,109	8,471
Telefonaktiebolaget LM Ericsson, Class B	11,545	59,448
Telia Co. AB	7,092	26,652
Volvo AB, Class B	5,781	61,804

		1,238,478

Switzerland — 6.3%
ABB Ltd.*	7,219	147,121
Actelion Ltd.*	398	76,727
Adecco Group AG	602	37,096
Aryzta AG*	369	15,722
Baloise Holding AG	226	27,230
Barry Callebaut AG*(a)	10	11,872
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	39,422
Cie Financiere Richemont SA	1,964	128,364

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Switzerland (Continued)
Coca-Cola HBC AG*	916	$19,484
Credit Suisse Group AG*	7,880	104,788
Dufry AG*	144	17,818
EMS-Chemie Holding AG	35	17,953
Galenica AG	15	15,860
Geberit AG	157	62,154
Givaudan SA	34	60,596
Glencore PLC*	47,378	165,568
Julius Baer Group Ltd.*	833	36,812
Kuehne + Nagel International AG	164	21,421
LafargeHolcim Ltd.*	1,840	97,456
Lonza Group AG*	231	41,260
Nestle SA	12,058	811,220
Novartis AG	8,631	596,368
Pargesa Holding SA	168	10,658
Partners Group Holding AG	80	38,871
Roche Holding AG	2,692	600,252
Schindler Holding AG	23	4,036
Schindler Holding AG Participation Certificates	204	36,237
SGS SA	21	42,198
Sika AG	8	38,816
Sonova Holding AG	258	31,187
STMicroelectronics NV	2,628	26,806
Swatch Group AG — Bearer	122	35,867
Swatch Group AG — Registered	161	9,264
Swiss Life Holding AG*	140	38,501
Swiss Prime Site AG*	312	25,532
Swiss Re AG	1,280	117,840
Swisscom AG	72	30,770
Syngenta AG	354	135,409
UBS Group AG	13,922	221,421
Wolseley PLC	918	53,353
Zurich Insurance Group AG*	569	149,148

		4,198,478

Taiwan — 2.9%
Acer, Inc.*	14,102	5,973
Advanced Semiconductor Engineering, Inc.	28,951	31,110
Advantech Co. Ltd.	1,586	12,763
Asia Cement Corp.	6,916	6,086
Asustek Computer, Inc.	2,447	20,268
AU Optronics Corp.	51,788	18,604
Casetek Holdings Ltd.	1,135	3,102
Catcher Technology Co. Ltd.	3,067	22,276
Cathay Financial Holding Co. Ltd.	36,358	53,500
Chang Hwa Commercial Bank Ltd.	21,237	11,360
Cheng Shin Rubber Industry Co. Ltd.	7,425	13,977
Chicony Electronics Co. Ltd.	1,805	4,253
China Development Financial Holding Corp.	46,646	11,620
China Life Insurance Co. Ltd.	17,597	18,771
China Steel Corp.	45,386	35,599
Chunghwa Telecom Co. Ltd.	15,303	51,613
Compal Electronics, Inc.	17,468	9,947
CTBC Financial Holding Co. Ltd.	69,497	38,158

	Number of Shares	Value
Taiwan (Continued)
Delta Electronics, Inc.	9,167	$46,018
E.Sun Financial Holding Co. Ltd.	32,397	18,804
Eclat Textile Co. Ltd.	994	10,292
Far EasTone Telecommunications Co. Ltd.	7,159	16,576
Feng TAY Enterprise Co. Ltd.	2,454	9,201
First Financial Holding Co. Ltd.	38,578	20,334
Formosa Chemicals & Fibre Corp.	13,275	41,608
Formosa Petrochemical Corp.	5,402	18,220
Formosa Plastics Corp.	15,095	43,003
Foxconn Technology Co. Ltd.	5,290	13,875
Fubon Financial Holding Co. Ltd.	30,884	47,916
Giant Manufacturing Co. Ltd.	1,528	9,109
Hiwin Technologies Corp.	1,173	4,876
Hon Hai Precision Industry Co. Ltd.	64,781	166,663
Hotai Motor Co. Ltd.	894	10,280
HTC Corp.*	3,525	9,323
Hua Nan Financial Holdings Co. Ltd.	30,933	15,722
Innolux Corp.	35,776	12,347
Inotera Memories, Inc.*	15,233	14,338
Inventec Corp.	11,321	7,654
Largan Precision Co. Ltd.	422	48,856
Lite-On Technology Corp.	7,530	11,883
MediaTek, Inc.	6,264	43,531
Mega Financial Holding Co. Ltd.	41,664	29,739
Nan Ya Plastics Corp.	24,199	50,944
Nanya Technology Corp.	5,921	8,267
Nien Made Enterprise Co. Ltd.	725	8,121
Novatek Microelectronics Corp.	2,107	7,007
OBI Pharma, Inc.*	507	4,470
Pegatron Corp.	7,845	18,682
Phison Electronics Corp.	618	4,721
Pou Chen Corp.	9,262	11,580
Powertech Technology, Inc.	3,208	8,243
President Chain Store Corp.	2,932	22,032
Quanta Computer, Inc.	9,676	18,033
Realtek Semiconductor Corp.	1,315	4,085
Siliconware Precision Industries Co. Ltd.	12,398	18,768
Synnex Technology International Corp.	4,857	4,968
TaiMed Biologics, Inc.*	514	2,879
Taiwan Cement Corp.	16,003	18,502
Taiwan Cooperative Financial Holding Co. Ltd.	37,552	16,553
Taiwan Mobile Co. Ltd.	7,853	26,486
Taiwan Semiconductor Manufacturing Co. Ltd.	97,088	557,434
Teco Electric and Machinery Co. Ltd.	6,092	5,094
Uni-President Enterprises Corp.	21,869	37,394
United Microelectronics Corp.	56,151	19,819
Vanguard International Semiconductor Corp.	3,934	7,418
Wistron Corp.	6,842	4,894
WPG Holdings Ltd.	5,412	6,699
Yuanta Financial Holding Co. Ltd.	45,951	16,652
Zhen Ding Technology Holding Ltd.	1,748	3,515

		1,952,408

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Thailand — 0.4%
Indorama Ventures PCL, NVDR	20,500	$18,960
IRPC PCL, NVDR	256,363	34,776
Kasikornbank PCL, NVDR	9,800	46,556
Krung Thai Bank PCL, NVDR	15,700	7,744
PTT Exploration & Production PCL, NVDR	8,900	20,579
PTT PCL, NVDR	6,300	61,624
Siam Commercial Bank PCL, NVDR	6,800	27,921
Thai Oil PCL, NVDR	13,600	28,207

		246,367

Turkey — 0.3%
Akbank TAS	9,794	21,523
Anadolu Efes Biracilik Ve Malt Sanayii AS	508	2,666
Arcelik AS	1,058	6,171
BIM Birlesik Magazalar AS	858	12,037
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	16,091	13,535
Eregli Demir ve Celik Fabrikalari TAS	4,503	6,173
Ford Otomotiv Sanayi AS	698	5,863
Haci Omer Sabanci Holding AS	4,557	11,619
KOC Holding AS	4,289	15,542
TAV Havalimanlari Holding AS	1,885	7,094
Tofas Turk Otomobil Fabrikasi AS	1,138	7,102
Tupras Turkiye Petrol Rafinerileri AS	632	12,601
Turk Hava Yollari AO*	6,234	8,728
Turkcell Iletisim Hizmetleri AS*	3,593	9,443
Turkiye Garanti Bankasi AS	10,228	21,702
Turkiye Halk Bankasi AS	3,544	9,067
Turkiye Is Bankasi, Class C	6,315	8,859
Turkiye Sise ve Cam Fabrikalari AS	8,286	8,007

		187,732

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	5,727	9,668
Aldar Properties PJSC	20,842	14,073
DP World Ltd.	830	12,890
Dubai Islamic Bank PJSC	2,871	4,096
Emaar Malls PJSC	16,914	11,973
Emaar Properties PJSC	17,231	31,996
Emirates Telecommunications Group Co. PJSC	4,031	20,469
First Gulf Bank PJSC	4,027	12,719
National Bank of Abu Dhabi PJSC	4,332	11,087

		128,971

United Kingdom — 10.6%
3i Group PLC	3,931	33,888
Aberdeen Asset Management PLC	3,821	12,813
Admiral Group PLC	857	20,384
Anglo American PLC*	5,613	83,223
Ashtead Group PLC	1,817	35,625
Associated British Foods PLC	1,415	45,147
AstraZeneca PLC	4,753	246,770
Auto Trader Group PLC, 144A	3,993	19,969
Aviva PLC	15,079	84,335
Babcock International Group PLC	943	11,268
BAE Systems PLC	11,454	86,059
Barclays PLC	64,277	173,675

	Number of Shares	Value
United Kingdom (Continued)
Barratt Developments PLC	3,803	$22,326
Berkeley Group Holdings PLC	466	14,442
BP PLC	72,402	416,214
British American Tobacco PLC	7,160	393,597
British Land Co. PLC REIT	3,992	29,544
BT Group PLC	31,924	142,638
Bunzl PLC	1,270	32,734
Burberry Group PLC	1,714	30,646
Capita PLC	2,381	15,625
Centrica PLC	20,517	53,986
CNH Industrial NV	4,044	34,460
Cobham PLC (a)	5,597	11,506
Compass Group PLC	5,978	102,547
Croda International PLC	575	23,468
Diageo PLC	9,693	243,165
Direct Line Insurance Group PLC	5,038	21,886
Dixons Carphone PLC	3,647	15,141
easyJet PLC	738	9,142
Fiat Chrysler Automobiles NV	3,828	29,576
G4S PLC	5,712	17,446
GKN PLC	6,378	24,731
GlaxoSmithKline PLC	18,435	344,951
Hammerson PLC REIT	2,729	18,592
Hargreaves Lansdown PLC	1,050	15,463
HSBC Holdings PLC	76,908	611,238
ICAP PLC	2,282	13,902
IMI PLC	1,085	13,168
Imperial Brands PLC	3,711	159,402
Inmarsat PLC	1,828	16,251
InterContinental Hotels Group PLC	715	29,352
International Consolidated Airlines Group SA	4,106	22,277
Intertek Group PLC	638	26,255
Intu Properties PLC REIT	3,309	11,141
ITV PLC	16,162	33,973
J Sainsbury PLC	6,468	18,694
Johnson Matthey PLC	773	30,273
Kingfisher PLC	9,622	42,510
Land Securities Group PLC REIT	3,251	39,456
Legal & General Group PLC	22,559	66,557
Lloyds Banking Group PLC	243,448	176,274
London Stock Exchange Group PLC	1,202	41,328
Marks & Spencer Group PLC	6,637	27,296
Meggitt PLC	3,023	17,868
Merlin Entertainments PLC, 144A	2,242	12,225
National Grid PLC	14,089	160,981
Next PLC	604	37,061
Old Mutual PLC	18,929	44,976
Pearson PLC	3,421	34,050
Persimmon PLC	1,135	24,142
Petrofac Ltd.	1,162	11,551
Provident Financial PLC	600	21,884
Prudential PLC	9,842	190,688
Reckitt Benckiser Group PLC	2,513	212,647
RELX NV	4,268	68,937
RELX PLC	4,082	70,227
Rio Tinto Ltd.	1,690	72,071

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Rio Tinto PLC	4,661	$174,373
Rolls-Royce Holdings PLC*	6,915	58,531
Rolls-Royce Holdings PLC*	331,292	415
Royal Bank of Scotland Group PLC*	12,450	30,267
Royal Mail PLC	2,679	15,707
RSA Insurance Group PLC	4,041	27,328
Sage Group PLC	4,506	37,069
Schroders PLC	525	18,163
Segro PLC REIT	2,596	13,577
Severn Trent PLC	1,106	30,264
Sky PLC	4,104	40,104
Smith & Nephew PLC	3,329	46,942
Smiths Group PLC	1,544	27,259
SSE PLC	3,900	71,976
St James’s Place PLC	2,032	23,899
Standard Chartered PLC*	12,584	100,942
Standard Life PLC	7,727	33,413
Tate & Lyle PLC	2,168	18,391
Taylor Wimpey PLC	12,098	22,448
Tesco PLC*	30,491	79,620
Travis Perkins PLC	895	15,028
Unilever NV	6,390	256,506
Unilever PLC	5,073	202,862
United Utilities Group PLC	2,964	32,747
Vodafone Group PLC	100,090	242,827
Weir Group PLC	858	19,409
Whitbread PLC	681	29,516
William Hill PLC	3,268	12,320
Wm Morrison Supermarkets PLC (a)	8,474	23,061
Worldpay Group PLC, 144A	4,842	16,309
WPP PLC	4,589	98,127

		7,095,037

United States(d) — 0.5%
Carnival PLC	689	34,863
Shire PLC	3,435	200,282
Thomson Reuters Corp.	1,369	59,099
Valeant Pharmaceuticals International, Inc.*	1,191	18,832
Yum China Holdings, Inc.*	1,570	44,148

		357,224

TOTAL COMMON STOCKS (Cost $68,501,582)		64,518,602

PREFERRED STOCKS — 1.3%
Brazil — 0.7%
Banco Bradesco SA	10,403	91,509
Braskem SA, Class A	735	5,976
Centrais Eletricas Brasileiras SA, Class B*	805	6,743
Cia Brasileira de Distribuicao	651	10,510
Cia Energetica de Minas Gerais	2,873	6,711
Cia Energetica de Sao Paulo, Class B	606	2,345
Cia Paranaense de Energia, Class B	346	2,962
Gerdau SA	3,401	13,626
Itau Unibanco Holding SA	11,977	125,434
Itausa — Investimentos Itau SA	14,090	35,870

	Number of Shares	Value
Brazil (Continued)
Lojas Americanas SA	2,302	$11,149
Petroleo Brasileiro SA*	14,927	70,618
Suzano Papel e Celulose SA, Class A	1,477	5,612
Telefonica Brasil SA	1,292	17,252
Vale SA*	7,333	55,398

		461,715

Chile — 0.0%
Embotelladora Andina SA, Class B	2,394	8,932
Sociedad Quimica y Minera de Chile SA, Class B	454	12,904

		21,836

Colombia — 0.0%
Bancolombia SA	2,034	17,200
Grupo Aval Acciones y Valores SA	15,199	5,759

		22,959

Germany — 0.4%
Bayerische Motoren Werke AG	226	16,225
FUCHS PETROLUB SE	285	11,294
Henkel AG & Co. KGaA	708	82,016
Porsche Automobil Holding SE	582	29,503
Schaeffler AG	694	8,996
Volkswagen AG	721	93,074

		241,108

South Korea — 0.2%
Amorepacific Corp.	46	7,653
Hyundai Motor Co.	94	7,703
Hyundai Motor Co. — 2nd Preferred	152	12,911
LG Chem Ltd.	46	6,473
Samsung Electronics Co. Ltd.	72	83,514

		118,254

TOTAL PREFERRED STOCKS (Cost $789,351)		865,872

RIGHTS — 0.0%
Australia — 0.0%
Boral Ltd.*, expires 12/09/16	1,464	254

Canada — 0.0%
Yamana Gold, Inc.*, expires 12/21/16	229	56

Chile — 0.0%
Latam Airlines Group SA*, expires 12/21/16	114	2

Indonesia — 0.0%
PT Jasa Marga Persero Tbk*, expires 12/08/16	1,006	19

Spain — 0.0%
CaixaBank SA*, expires 12/06/16	11,595	479

TOTAL RIGHTS (Cost $590)		810

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 1.5%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30%(e)(f) (Cost $1,030,433)	1,030,433	$1,030,433

TOTAL INVESTMENTS — 99.6% (Cost $70,321,956)†		$66,415,717
Other assets and liabilities, net — 0.4%		222,313

NET ASSETS — 100.0%		$66,638,030

*	Non-income producing security.
†	The cost for federal income tax purposes was $70,960,557. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $4,544,840. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,247,609 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,792,449.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $810,257, which is 1.2% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Securities are domiciled in the United States and trade on a non-US securities exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2016, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index Futures	USD	1	$43,150	12/16/2016	$750
E-mini MSCI EAFE Index	USD	2	163,510	12/16/2016	180
SGX NIFTY 50 Futures	USD	50	824,000	12/29/2016	(1,905)

			$1,030,660		$(975)

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/5/2016	AUD	2,470,607	USD	1,878,099	$53,929
The Bank of Nova Scotia	12/5/2016	AUD	81,900	USD	62,644	2,174
The Bank of Nova Scotia	12/5/2016	AUD	103,800	USD	78,914	2,273
The Bank of Nova Scotia	12/5/2016	AUD	448,300	USD	340,820	9,818
The Bank of Nova Scotia	12/5/2016	AUD	1,794,600	USD	1,364,345	39,304
The Bank of Nova Scotia	12/5/2016	AUD	18,000	USD	13,674	383
JP Morgan & Chase Co.	12/5/2016	BRL	651,530	USD	203,629	11,279
The Bank of New York Mellon	12/5/2016	BRL	2,494,994	USD	780,661	44,071
The Bank of Nova Scotia	12/5/2016	BRL	179,300	USD	55,051	2,116
The Bank of Nova Scotia	12/5/2016	BRL	805,000	USD	250,451	12,793
The Bank of Nova Scotia	12/5/2016	BRL	407,000	USD	126,626	6,468
JP Morgan & Chase Co.	12/5/2016	CAD	95,000	USD	70,898	172
The Bank of New York Mellon	12/5/2016	CAD	84,200	USD	62,836	151
The Bank of Nova Scotia	12/5/2016	CAD	3,806,688	USD	2,840,664	6,658
The Bank of Nova Scotia	12/5/2016	CAD	106,500	USD	79,510	223
The Bank of Nova Scotia	12/5/2016	CAD	1,972,200	USD	1,471,714	3,449
The Bank of Nova Scotia	12/5/2016	CAD	154,000	USD	114,919	269
The Bank of Nova Scotia	12/5/2016	CAD	88,000	USD	65,668	154
The Bank of New York Mellon	12/5/2016	CHF	22,300	USD	22,586	643
The Bank of Nova Scotia	12/5/2016	CHF	2,527,696	USD	2,559,978	72,763
The Bank of Nova Scotia	12/5/2016	CHF	20,000	USD	20,245	566
The Bank of Nova Scotia	12/5/2016	CHF	57,700	USD	59,036	2,260
The Bank of Nova Scotia	12/5/2016	CHF	98,800	USD	100,062	2,844
The Bank of Nova Scotia	12/5/2016	CHF	1,687,774	USD	1,709,329	48,585
JP Morgan & Chase Co.	12/5/2016	CLP	95,944,000	USD	146,816	4,938
The Bank of Nova Scotia	12/5/2016	CLP	54,777,280	USD	84,143	3,141
The Bank of Nova Scotia	12/5/2016	CLP	9,169,000	USD	14,084	526
The Bank of Nova Scotia	12/5/2016	CLP	4,126,000	USD	6,338	237
JP Morgan & Chase Co.	12/5/2016	COP	124,064,000	USD	41,091	781
The Bank of Nova Scotia	12/5/2016	COP	36,438,780	USD	12,102	263
The Bank of Nova Scotia	12/5/2016	COP	4,457,000	USD	1,480	32
JP Morgan & Chase Co.	12/5/2016	CZK	228,900	USD	9,294	320
The Bank of Nova Scotia	12/5/2016	CZK	393,000	USD	15,966	558
The Bank of Nova Scotia	12/5/2016	CZK	131,900	USD	5,359	187
The Bank of Nova Scotia	12/5/2016	CZK	68,000	USD	2,782	116
The Bank of Nova Scotia	12/5/2016	CZK	23,100	USD	938	33
The Bank of New York Mellon	12/5/2016	DKK	125,000	USD	18,444	633
The Bank of Nova Scotia	12/5/2016	DKK	30,600	USD	4,549	189
The Bank of Nova Scotia	12/5/2016	DKK	4,058,000	USD	598,720	20,508
The Bank of Nova Scotia	12/5/2016	DKK	184,000	USD	27,147	930
The Bank of Nova Scotia	12/5/2016	DKK	1,596,800	USD	235,593	8,070
JP Morgan & Chase Co.	12/5/2016	EUR	147,118	USD	155,545	(426)
The Bank of New York Mellon	12/5/2016	EUR	83,400	USD	91,545	3,126
The Bank of Nova Scotia	12/5/2016	EUR	4,949,359	USD	5,432,020	184,838
The Bank of Nova Scotia	12/5/2016	EUR	367,500	USD	403,339	13,725
The Bank of Nova Scotia	12/5/2016	EUR	446,000	USD	492,991	20,153
The Bank of Nova Scotia	12/5/2016	EUR	7,412,965	USD	8,135,877	276,843
The Bank of Nova Scotia	12/5/2016	EUR	442,000	USD	485,104	16,507
The Bank of Nova Scotia	12/5/2016	EUR	41,000	USD	45,047	1,580
JP Morgan & Chase Co.	12/5/2016	GBP	3,651,136	USD	4,460,191	(108,955)
The Bank of Nova Scotia	12/5/2016	GBP	167,700	USD	205,528	(4,337)
The Bank of Nova Scotia	12/5/2016	GBP	3,501,353	USD	4,277,043	(104,661)
The Bank of Nova Scotia	12/5/2016	GBP	38,000	USD	46,502	(1,053)
The Bank of Nova Scotia	12/5/2016	GBP	84,000	USD	102,609	(2,511)
The Bank of Nova Scotia	12/5/2016	GBP	51,300	USD	62,665	(1,533)
JP Morgan & Chase Co.	12/5/2016	HKD	22,141,796	USD	2,855,462	760

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/5/2016	HKD	6,008,500	USD	774,920	$255
The Bank of Nova Scotia	12/5/2016	HKD	475,800	USD	61,367	23
The Bank of Nova Scotia	12/5/2016	HKD	1,020,000	USD	131,544	38
The Bank of Nova Scotia	12/5/2016	HKD	12,068,600	USD	1,556,427	444
JP Morgan & Chase Co.	12/5/2016	HUF	9,318,500	USD	33,153	1,579
The Bank of Nova Scotia	12/5/2016	HUF	583,500	USD	2,076	99
The Bank of Nova Scotia	12/5/2016	HUF	4,138,100	USD	14,723	701
The Bank of Nova Scotia	12/5/2016	HUF	7,998,300	USD	28,456	1,355
JP Morgan & Chase Co.	12/5/2016	IDR	2,917,359,000	USD	222,394	7,291
The Bank of Nova Scotia	12/5/2016	IDR	3,369,860,500	USD	256,497	8,031
The Bank of Nova Scotia	12/5/2016	IDR	137,191,500	USD	10,442	327
JP Morgan & Chase Co.	12/5/2016	ILS	686,798	USD	178,965	(317)
The Bank of Nova Scotia	12/5/2016	ILS	34,700	USD	9,040	(18)
The Bank of Nova Scotia	12/5/2016	ILS	206,500	USD	53,864	(41)
The Bank of Nova Scotia	12/5/2016	ILS	491,000	USD	127,917	(254)
JP Morgan & Chase Co.	12/5/2016	INR	23,679,246	USD	353,037	7,269
The Bank of Nova Scotia	12/5/2016	INR	1,292,500	USD	19,311	438
The Bank of Nova Scotia	12/5/2016	INR	28,200,731	USD	421,347	9,555
The Bank of Nova Scotia	12/5/2016	INR	1,518,000	USD	22,680	514
JP Morgan & Chase Co.	12/5/2016	JPY	700,391,722	USD	6,671,725	547,593
The Bank of New York Mellon	12/5/2016	JPY	8,427,000	USD	80,270	6,586
The Bank of Nova Scotia	12/5/2016	JPY	43,700,400	USD	423,667	41,556
The Bank of Nova Scotia	12/5/2016	JPY	390,182,173	USD	3,716,355	304,654
The Bank of Nova Scotia	12/5/2016	JPY	35,788,000	USD	340,869	27,943
The Bank of Nova Scotia	12/5/2016	JPY	24,861,600	USD	236,798	19,412
The Bank of Nova Scotia	12/5/2016	JPY	3,805,000	USD	36,310	3,039
The Bank of Nova Scotia	12/5/2016	JPY	65,850,100	USD	627,200	51,416
JP Morgan & Chase Co.	12/5/2016	KRW	1,553,631,000	USD	1,354,635	25,676
The Bank of Nova Scotia	12/5/2016	KRW	68,934,500	USD	60,047	1,082
The Bank of Nova Scotia	12/5/2016	KRW	1,222,960,011	USD	1,065,296	19,190
JP Morgan & Chase Co.	12/5/2016	MXN	5,615,493	USD	297,466	24,722
The Bank of New York Mellon	12/5/2016	MXN	184,300	USD	9,763	812
The Bank of Nova Scotia	12/5/2016	MXN	82,000	USD	4,344	361
The Bank of Nova Scotia	12/5/2016	MXN	7,033,800	USD	372,623	30,992
The Bank of Nova Scotia	12/5/2016	MXN	594,100	USD	31,473	2,618
The Bank of Nova Scotia	12/5/2016	MXN	215,000	USD	11,109	666
JP Morgan & Chase Co.	12/5/2016	MYR	1,419,000	USD	337,295	19,626
The Bank of Nova Scotia	12/5/2016	MYR	59,000	USD	14,054	846
The Bank of Nova Scotia	12/5/2016	MYR	609,423	USD	145,170	8,739
JP Morgan & Chase Co.	12/5/2016	NOK	1,468,000	USD	177,915	5,481
The Bank of New York Mellon	12/5/2016	NOK	308,300	USD	37,364	1,150
The Bank of Nova Scotia	12/5/2016	NOK	60,500	USD	7,332	225
The Bank of Nova Scotia	12/5/2016	NOK	79,500	USD	9,685	347
The Bank of Nova Scotia	12/5/2016	NOK	77,000	USD	9,331	287
The Bank of Nova Scotia	12/5/2016	NOK	296,100	USD	35,884	1,103
The Bank of Nova Scotia	12/5/2016	NOK	755,700	USD	91,582	2,816
JP Morgan & Chase Co.	12/5/2016	NZD	49,016	USD	35,020	312
The Bank of Nova Scotia	12/5/2016	NZD	1,500	USD	1,072	10
The Bank of Nova Scotia	12/5/2016	NZD	179,300	USD	128,103	1,145
The Bank of Nova Scotia	12/5/2016	NZD	22,900	USD	16,361	146
JP Morgan & Chase Co.	12/5/2016	PHP	5,613,000	USD	115,601	2,743
The Bank of Nova Scotia	12/5/2016	PHP	303,500	USD	6,244	141
The Bank of Nova Scotia	12/5/2016	PHP	8,807,500	USD	181,187	4,099
JP Morgan & Chase Co.	12/5/2016	PLN	700,192	USD	177,761	11,174
The Bank of Nova Scotia	12/5/2016	PLN	12,000	USD	3,046	191
The Bank of Nova Scotia	12/5/2016	PLN	13,000	USD	3,335	242
The Bank of Nova Scotia	12/5/2016	PLN	6,100	USD	1,455	4

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	PLN	4,900	USD	1,244	$78
JP Morgan & Chase Co.	12/5/2016	RUB	6,778,000	USD	106,189	634
The Bank of Nova Scotia	12/5/2016	RUB	8,389,516	USD	130,984	333
The Bank of Nova Scotia	12/5/2016	RUB	1,330,000	USD	20,765	53
JP Morgan & Chase Co.	12/5/2016	SEK	6,362,000	USD	706,198	16,137
The Bank of New York Mellon	12/5/2016	SEK	388,700	USD	43,146	985
The Bank of Nova Scotia	12/5/2016	SEK	4,372,600	USD	485,340	11,061
The Bank of Nova Scotia	12/5/2016	SEK	271,000	USD	30,080	686
The Bank of Nova Scotia	12/5/2016	SEK	149,000	USD	16,538	377
The Bank of Nova Scotia	12/5/2016	SEK	283,000	USD	31,668	972
JP Morgan & Chase Co.	12/5/2016	SGD	506,407	USD	363,853	10,546
The Bank of Nova Scotia	12/5/2016	SGD	99,100	USD	71,220	2,080
The Bank of Nova Scotia	12/5/2016	SGD	200,200	USD	143,877	4,202
The Bank of Nova Scotia	12/5/2016	SGD	11,000	USD	7,947	273
The Bank of Nova Scotia	12/5/2016	SGD	18,200	USD	13,080	382
JP Morgan & Chase Co.	12/5/2016	TRY	287,346	USD	92,127	8,592
The Bank of Nova Scotia	12/5/2016	TRY	292,000	USD	93,644	8,756
The Bank of Nova Scotia	12/5/2016	TRY	23,000	USD	7,376	690
The Bank of Nova Scotia	12/5/2016	TRY	45,700	USD	14,656	1,370
JP Morgan & Chase Co.	12/5/2016	TWD	22,001,297	USD	696,266	5,870
The Bank of Nova Scotia	12/5/2016	TWD	42,409,150	USD	1,342,062	11,272
The Bank of Nova Scotia	12/5/2016	TWD	1,310,500	USD	41,472	348
The Bank of Nova Scotia	12/5/2016	TWD	244,000	USD	7,722	65
JP Morgan & Chase Co.	12/5/2016	USD	1,822,846	AUD	2,470,607	1,324
JP Morgan & Chase Co.	12/5/2016	USD	191,824	BRL	651,530	526
JP Morgan & Chase Co.	12/5/2016	USD	70,640	CAD	95,000	85
JP Morgan & Chase Co.	12/5/2016	USD	142,598	CLP	95,944,000	(720)
JP Morgan & Chase Co.	12/5/2016	USD	40,373	COP	124,064,000	(64)
JP Morgan & Chase Co.	12/5/2016	USD	8,947	CZK	228,900	28
JP Morgan & Chase Co.	12/5/2016	USD	161,462	EUR	147,118	(5,492)
JP Morgan & Chase Co.	12/5/2016	USD	4,557,903	GBP	3,651,136	11,244
JP Morgan & Chase Co.	12/5/2016	USD	2,854,836	HKD	22,141,796	(134)
JP Morgan & Chase Co.	12/5/2016	USD	31,475	HUF	9,318,500	100
JP Morgan & Chase Co.	12/5/2016	USD	214,986	IDR	2,917,359,000	117
JP Morgan & Chase Co.	12/5/2016	USD	178,926	ILS	686,798	356
JP Morgan & Chase Co.	12/5/2016	USD	345,264	INR	23,679,246	504
JP Morgan & Chase Co.	12/5/2016	USD	6,134,317	JPY	700,391,722	(10,184)
JP Morgan & Chase Co.	12/5/2016	USD	1,318,984	KRW	1,553,631,000	9,975
JP Morgan & Chase Co.	12/5/2016	USD	273,915	MXN	5,615,493	(1,171)
JP Morgan & Chase Co.	12/5/2016	USD	318,233	MYR	1,419,000	(564)
JP Morgan & Chase Co.	12/5/2016	USD	171,980	NOK	1,468,000	453
JP Morgan & Chase Co.	12/5/2016	USD	34,666	NZD	49,016	41
JP Morgan & Chase Co.	12/5/2016	USD	112,718	PHP	5,613,000	140
JP Morgan & Chase Co.	12/5/2016	USD	166,284	PLN	700,192	302
JP Morgan & Chase Co.	12/5/2016	USD	105,093	RUB	6,778,000	461
JP Morgan & Chase Co.	12/5/2016	USD	687,733	SEK	6,362,000	2,329
JP Morgan & Chase Co.	12/5/2016	USD	352,890	SGD	506,407	417
JP Morgan & Chase Co.	12/5/2016	USD	83,437	TRY	287,346	98
JP Morgan & Chase Co.	12/5/2016	USD	689,480	TWD	22,001,297	916
JP Morgan & Chase Co.	12/5/2016	USD	115,259	ZAR	1,624,732	31
The Bank of New York Mellon	12/5/2016	USD	736,312	BRL	2,494,994	279
The Bank of New York Mellon	12/5/2016	USD	62,650	CAD	84,200	35
The Bank of New York Mellon	12/5/2016	USD	21,892	CHF	22,300	51
The Bank of New York Mellon	12/5/2016	USD	17,789	DKK	125,000	22
The Bank of New York Mellon	12/5/2016	USD	88,304	EUR	83,400	114
The Bank of New York Mellon	12/5/2016	USD	774,631	HKD	6,008,500	35
The Bank of New York Mellon	12/5/2016	USD	73,754	JPY	8,426,999	(70)

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/5/2016	USD	8,979	MXN	184,300	$(28)
The Bank of New York Mellon	12/5/2016	USD	36,133	NOK	308,300	80
The Bank of New York Mellon	12/5/2016	USD	42,008	SEK	388,700	153
The Bank of New York Mellon	12/5/2016	USD	743,215	ZAR	10,458,740	(1,072)
The Bank of Nova Scotia	12/5/2016	USD	1,518,293	AUD	2,055,100	(912)
The Bank of Nova Scotia	12/5/2016	USD	181,189	AUD	237,000	(6,200)
The Bank of Nova Scotia	12/5/2016	USD	108,716	AUD	143,000	(3,132)
The Bank of Nova Scotia	12/5/2016	USD	8,823	AUD	11,500	(332)
The Bank of Nova Scotia	12/5/2016	USD	64,642	BRL	210,894	(2,380)
The Bank of Nova Scotia	12/5/2016	USD	281,820	BRL	956,780	647
The Bank of Nova Scotia	12/5/2016	USD	69,574	BRL	223,626	(3,554)
The Bank of Nova Scotia	12/5/2016	USD	11,930	CAD	16,000	(18)
The Bank of Nova Scotia	12/5/2016	USD	31,686	CAD	42,400	(121)
The Bank of Nova Scotia	12/5/2016	USD	4,279,530	CAD	5,753,988	4,203
The Bank of Nova Scotia	12/5/2016	USD	235,224	CAD	315,000	(712)
The Bank of Nova Scotia	12/5/2016	USD	3,977,654	CHF	4,051,171	8,637
The Bank of Nova Scotia	12/5/2016	USD	120,520	CHF	119,000	(3,426)
The Bank of Nova Scotia	12/5/2016	USD	220,113	CHF	214,000	(9,540)
The Bank of Nova Scotia	12/5/2016	USD	8,009	CHF	7,800	(334)
The Bank of Nova Scotia	12/5/2016	USD	88,583	CLP	59,882,280	(32)
The Bank of Nova Scotia	12/5/2016	USD	12,590	CLP	8,190,000	(479)
The Bank of Nova Scotia	12/5/2016	USD	2,758	COP	8,494,000	2
The Bank of Nova Scotia	12/5/2016	USD	10,517	COP	32,401,780	11
The Bank of Nova Scotia	12/5/2016	USD	1,933	CZK	47,000	(90)
The Bank of Nova Scotia	12/5/2016	USD	22,308	CZK	569,000	1
The Bank of Nova Scotia	12/5/2016	USD	45,976	DKK	308,000	(2,090)
The Bank of Nova Scotia	12/5/2016	USD	751,629	DKK	5,271,400	(522)
The Bank of Nova Scotia	12/5/2016	USD	42,787	DKK	290,000	(1,466)
The Bank of Nova Scotia	12/5/2016	USD	1,115	EUR	1,000	(55)
The Bank of Nova Scotia	12/5/2016	USD	13,679,417	EUR	12,894,082	(9,444)
The Bank of Nova Scotia	12/5/2016	USD	4,997	EUR	4,500	(226)
The Bank of Nova Scotia	12/5/2016	USD	3,546	EUR	3,200	(154)
The Bank of Nova Scotia	12/5/2016	USD	100,000	EUR	90,041	(4,540)
The Bank of Nova Scotia	12/5/2016	USD	739,646	EUR	666,000	(33,570)
The Bank of Nova Scotia	12/5/2016	USD	3,970,143	GBP	3,177,453	6,222
The Bank of Nova Scotia	12/5/2016	USD	432,851	GBP	352,000	7,653
The Bank of Nova Scotia	12/5/2016	USD	366,462	GBP	300,000	8,967
The Bank of Nova Scotia	12/5/2016	USD	14,389	GBP	11,700	252
The Bank of Nova Scotia	12/5/2016	USD	1,503	GBP	1,200	(1)
The Bank of Nova Scotia	12/5/2016	USD	1,273,839	HKD	9,880,600	50
The Bank of Nova Scotia	12/5/2016	USD	10,988	HKD	85,200	(3)
The Bank of Nova Scotia	12/5/2016	USD	31,029	HKD	240,600	(9)
The Bank of Nova Scotia	12/5/2016	USD	258,449	HKD	2,004,000	(77)
The Bank of Nova Scotia	12/5/2016	USD	174,619	HKD	1,354,000	(50)
The Bank of Nova Scotia	12/5/2016	USD	4,398	HUF	1,221,000	(261)
The Bank of Nova Scotia	12/5/2016	USD	38,953	HUF	11,498,900	10
The Bank of Nova Scotia	12/5/2016	USD	24,527	IDR	321,058,000	(855)
The Bank of Nova Scotia	12/5/2016	USD	11,506	IDR	151,164,000	(360)
The Bank of Nova Scotia	12/5/2016	USD	224,802	IDR	3,034,830,000	(1,038)
The Bank of Nova Scotia	12/5/2016	USD	12,245	ILS	47,000	24
The Bank of Nova Scotia	12/5/2016	USD	443	ILS	1,700	1
The Bank of Nova Scotia	12/5/2016	USD	161,256	ILS	614,500	(848)
The Bank of Nova Scotia	12/5/2016	USD	18,104	ILS	69,000	(92)
The Bank of Nova Scotia	12/5/2016	USD	35,676	INR	2,390,000	(776)
The Bank of Nova Scotia	12/5/2016	USD	416,915	INR	28,621,231	1,016
The Bank of Nova Scotia	12/5/2016	USD	555,160	JPY	57,341,000	(53,778)
The Bank of Nova Scotia	12/5/2016	USD	4,367,443	JPY	497,595,871	(16,531)

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	USD	37,648	JPY	3,876,200	$(3,755)
The Bank of Nova Scotia	12/5/2016	USD	51,457	JPY	5,374,200	(4,466)
The Bank of Nova Scotia	12/5/2016	USD	38,943	KRW	44,706,000	(702)
The Bank of Nova Scotia	12/5/2016	USD	933,973	KRW	1,099,286,511	6,344
The Bank of Nova Scotia	12/5/2016	USD	129,195	KRW	147,902,000	(2,681)
The Bank of Nova Scotia	12/5/2016	USD	353,654	MXN	7,239,900	(2,012)
The Bank of Nova Scotia	12/5/2016	USD	35,237	MXN	685,000	(1,967)
The Bank of Nova Scotia	12/5/2016	USD	6,908	MYR	29,000	(416)
The Bank of Nova Scotia	12/5/2016	USD	115,432	MYR	517,423	403
The Bank of Nova Scotia	12/5/2016	USD	29,180	MYR	122,000	(1,868)
The Bank of Nova Scotia	12/5/2016	USD	131,540	NOK	1,119,800	(7)
The Bank of Nova Scotia	12/5/2016	USD	18,187	NOK	149,000	(686)
The Bank of Nova Scotia	12/5/2016	USD	5,565	NZD	7,600	(184)
The Bank of Nova Scotia	12/5/2016	USD	8,732	NZD	12,000	(235)
The Bank of Nova Scotia	12/5/2016	USD	122,679	NZD	173,100	(111)
The Bank of Nova Scotia	12/5/2016	USD	7,859	NZD	11,000	(70)
The Bank of Nova Scotia	12/5/2016	USD	14,708	PHP	711,000	(413)
The Bank of Nova Scotia	12/5/2016	USD	12,302	PHP	598,000	(278)
The Bank of Nova Scotia	12/5/2016	USD	156,982	PHP	7,802,000	(111)
The Bank of Nova Scotia	12/5/2016	USD	9,237	PLN	36,000	(672)
The Bank of Nova Scotia	12/5/2016	USD	25,843	RUB	1,652,000	(116)
The Bank of Nova Scotia	12/5/2016	USD	125,957	RUB	8,067,516	(320)
The Bank of Nova Scotia	12/5/2016	USD	64,695	SEK	578,000	(2,002)
The Bank of Nova Scotia	12/5/2016	USD	486,067	SEK	4,486,800	599
The Bank of Nova Scotia	12/5/2016	USD	1,208	SEK	10,800	(37)
The Bank of Nova Scotia	12/5/2016	USD	32,523	SGD	45,000	(1,127)
The Bank of Nova Scotia	12/5/2016	USD	17,248	SGD	24,000	(504)
The Bank of Nova Scotia	12/5/2016	USD	181,161	SGD	259,500	(115)
The Bank of Nova Scotia	12/5/2016	USD	95,493	TRY	327,700	(226)
The Bank of Nova Scotia	12/5/2016	USD	10,518	TRY	33,000	(924)
The Bank of Nova Scotia	12/5/2016	USD	104,633	TWD	3,295,000	(1,237)
The Bank of Nova Scotia	12/5/2016	USD	1,276,881	TWD	40,668,650	(708)
The Bank of Nova Scotia	12/5/2016	USD	221,535	ZAR	3,107,300	(1,043)
The Bank of Nova Scotia	12/5/2016	USD	4,678	ZAR	63,500	(172)
The Bank of Nova Scotia	12/5/2016	USD	57,986	ZAR	786,000	(2,212)
The Bank of Nova Scotia	12/5/2016	USD	66,086	ZAR	897,000	(2,436)
JP Morgan & Chase Co.	12/5/2016	ZAR	1,624,732	USD	119,711	4,421
The Bank of New York Mellon	12/5/2016	ZAR	10,458,740	USD	770,754	28,611
The Bank of Nova Scotia	12/5/2016	ZAR	3,689,100	USD	271,794	10,018
The Bank of Nova Scotia	12/5/2016	ZAR	394,000	USD	29,044	1,086
The Bank of Nova Scotia	12/5/2016	ZAR	770,700	USD	56,882	2,194
The Bank of Nova Scotia	12/6/2016	AED	476,800	USD	129,742	(74)
The Bank of Nova Scotia	12/6/2016	AED	12,700	USD	3,456	(2)
The Bank of Nova Scotia	12/6/2016	AED	8,000	USD	2,177	(1)
JP Morgan & Chase Co.	12/6/2016	EGP	343,000	USD	31,041	11,867
The Bank of Nova Scotia	12/6/2016	EGP	93,000	USD	8,900	3,701
The Bank of Nova Scotia	12/6/2016	QAR	380,100	USD	104,194	(180)
The Bank of Nova Scotia	12/6/2016	THB	10,506,931	USD	299,774	5,306
The Bank of Nova Scotia	12/6/2016	THB	293,000	USD	8,360	148
JP Morgan & Chase Co.	12/6/2016	USD	19,324	EGP	343,000	(150)
The Bank of Nova Scotia	12/6/2016	USD	120,490	AED	442,500	(13)
The Bank of Nova Scotia	12/6/2016	USD	8,707	AED	32,000	5
The Bank of Nova Scotia	12/6/2016	USD	6,262	AED	23,000	0
The Bank of Nova Scotia	12/6/2016	USD	5,138	EGP	93,000	61
The Bank of Nova Scotia	12/6/2016	USD	5,076	QAR	18,488	0
The Bank of Nova Scotia	12/6/2016	USD	99,358	QAR	361,612	(60)
The Bank of Nova Scotia	12/6/2016	USD	17,682	THB	618,000	(362)

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/6/2016	USD	285,407	THB	10,181,931	$(47)
Goldman Sachs & Co.	1/5/2017	AED	486,000	USD	132,284	(18)
JP Morgan & Chase Co.	1/5/2017	AUD	4,771,000	USD	3,517,434	(2,368)
Goldman Sachs & Co.	1/5/2017	BRL	3,840,000	USD	1,119,207	(3,779)
Goldman Sachs & Co.	1/5/2017	CAD	6,376,000	USD	4,744,754	(3,852)
Goldman Sachs & Co.	1/5/2017	CHF	4,050,000	USD	3,982,693	(12,188)
Goldman Sachs & Co.	1/5/2017	CLP	130,815,000	USD	193,619	638
Goldman Sachs & Co.	1/5/2017	COP	229,373,000	USD	73,920	(165)
Goldman Sachs & Co.	1/5/2017	CZK	972,000	USD	38,052	(206)
Goldman Sachs & Co.	1/5/2017	DKK	5,501,000	USD	781,758	(3,514)
JP Morgan & Chase Co.	1/5/2017	EUR	12,988,000	USD	13,756,903	(37,641)
JP Morgan & Chase Co.	1/5/2017	GBP	6,705,000	USD	8,379,252	(20,247)
JP Morgan & Chase Co.	1/5/2017	HKD	39,630,000	USD	5,110,425	(102)
JP Morgan & Chase Co.	1/5/2017	HUF	18,142,000	USD	61,315	(218)
JP Morgan & Chase Co.	1/5/2017	IDR	5,699,849,000	USD	416,808	(1,504)
Goldman Sachs & Co.	1/5/2017	ILS	542,000	USD	141,264	(333)
JP Morgan & Chase Co.	1/5/2017	KRW	2,712,340,000	USD	2,302,496	(17,529)
The Bank of New York Mellon	1/5/2017	MXN	11,593,000	USD	562,606	1,714
Goldman Sachs & Co.	1/5/2017	MYR	2,031,000	USD	451,434	(2,689)
The Bank of New York Mellon	1/5/2017	NOK	2,943,000	USD	344,969	(783)
The Bank of New York Mellon	1/5/2017	PHP	13,653,000	USD	272,515	(1,825)
The Bank of Nova Scotia	1/5/2017	PLN	653,000	USD	155,291	(5)
Goldman Sachs & Co.	1/5/2017	QAR	470,000	USD	129,057	101
The Bank of Nova Scotia	1/5/2017	SEK	11,592,000	USD	1,258,400	(1,610)
The Bank of Nova Scotia	1/5/2017	SGD	922,000	USD	643,646	356
The Bank of Nova Scotia	1/5/2017	THB	8,826,000	USD	247,192	(115)
The Bank of Nova Scotia	1/5/2017	TRY	656,000	USD	191,162	1,848
The Bank of Nova Scotia	1/5/2017	TWD	62,875,000	USD	1,964,844	(10,221)
The Bank of Nova Scotia	1/5/2017	ZAR	14,474,000	USD	1,025,198	4,836
The Bank of New York Mellon	1/6/2017	JPY	1,289,623,000	USD	11,309,804	10,629
The Bank of New York Mellon	1/6/2017	NZD	183,000	USD	129,244	(191)
The Bank of Nova Scotia	1/10/2017	RUB	6,424,000	USD	98,983	(196)

Total net unrealized appreciation						$1,780,349

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee

JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Phillippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$64,518,602	$—	$0	$64,518,602
Preferred Stocks (g)	865,872	—	—	865,872
Rights (g)	810	—	—	810
Short-Term Investments	1,030,433	—	—	1,030,433
Derivatives (h)
Futures Contracts	930	—	—	930
Forward Foreign Currency Exchange Contracts	—	2,337,963	—	2,337,963

TOTAL	$66,416,647	$2,337,963	$0	$68,754,610

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(1,905)	$—	$—	$(1,905)
Forward Foreign Currency Exchange Contracts	—	(557,614)	—	(557,614)

TOTAL	$(1,905)	$(557,614)	$—	$(559,519)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.1%
Australia — 20.0%
AGL Energy Ltd.	734	$11,372
Alumina Ltd. (a)	3,413	4,171
Amcor Ltd.	1,372	14,569
AMP Ltd.	2,870	9,961
APA Group (b)	1,416	8,334
Aristocrat Leisure Ltd.	521	5,771
ASX Ltd.	211	7,582
Aurizon Holdings Ltd.	2,663	9,793
AusNet Services	3,161	3,466
Australia & New Zealand Banking Group Ltd.	3,178	66,672
Bank of Queensland Ltd.	432	3,586
Bendigo & Adelaide Bank Ltd.	518	4,609
BHP Billiton Ltd.	3,456	62,296
Boral Ltd.	843	3,131
Brambles Ltd.	1,808	15,728
Caltex Australia Ltd.	219	4,860
Challenger Ltd.	559	4,396
CIMIC Group Ltd.	121	2,754
Coca-Cola Amatil Ltd.	843	5,970
Cochlear Ltd.	66	5,785
Commonwealth Bank of Australia	1,882	109,305
Computershare Ltd.	573	4,908
Crown Resorts Ltd.	290	2,514
CSL Ltd.	516	37,342
Dexus Property Group REIT	986	6,640
Domino’s Pizza Enterprises Ltd.	52	2,603
DUET Group (b)	2,108	3,705
Flight Centre Travel Group Ltd.	30	740
Fortescue Metals Group Ltd.	1,744	7,560
Goodman Group REIT	1,509	7,444
GPT Group REIT	2,185	7,809
Harvey Norman Holdings Ltd.	958	3,360
Healthscope Ltd.	2,210	3,672
Incitec Pivot Ltd.	1,934	4,499
Insurance Australia Group Ltd.	2,905	11,992
LendLease Group (b)	417	4,191
Macquarie Group Ltd.	325	20,136
Medibank Pvt Ltd.	4,011	7,701
Mirvac Group REIT	3,678	5,568
National Australia Bank Ltd.	2,896	61,868
Newcrest Mining Ltd.	885	12,770
Oil Search Ltd.	1,259	5,997
Orica Ltd.	431	5,404
Origin Energy Ltd.	1,776	7,790
Platinum Asset Management Ltd.	139	562
Qantas Airways Ltd.	698	1,701
QBE Insurance Group Ltd.	1,658	13,676
Ramsay Health Care Ltd.	171	8,942
REA Group Ltd.	37	1,410
Santos Ltd.	1,509	4,379
Scentre Group REIT	5,499	17,217
SEEK Ltd.	351	3,839
Sonic Healthcare Ltd.	548	8,822
South32 Ltd.	5,813	11,633
Stockland REIT	2,317	7,409

	Number of Shares	Value
Australia (Continued)
Suncorp Group Ltd.	1,567	$14,464
Sydney Airport (b)	1,486	6,891
Tabcorp Holdings Ltd. (a)	470	1,628
Tatts Group Ltd.	1,416	4,381
Telstra Corp. Ltd.	4,586	17,102
TPG Telecom Ltd. (a)	324	1,708
Transurban Group (b)	2,438	18,976
Treasury Wine Estates Ltd.	988	7,872
Vicinity Centres REIT	3,950	8,517
Vocus Communications Ltd.	339	1,044
Wesfarmers Ltd.	1,227	37,856
Westfield Corp. REIT	2,161	14,586
Westpac Banking Corp.	3,598	83,082
Woodside Petroleum Ltd.	813	17,783
Woolworths Ltd.	1,431	24,188

		939,992

China — 21.8%
3SBio, Inc., 144A*	1,700	1,808
58.com, Inc., ADR*(a)	46	1,475
AAC Technologies Holdings, Inc.	985	8,915
Agricultural Bank of China Ltd., Class H	25,380	10,634
Air China Ltd., Class H	1,467	1,006
Alibaba Group Holding Ltd., ADR*	1,233	115,927
Aluminum Corp. of China Ltd., Class H*	6,222	2,775
Anhui Conch Cement Co. Ltd., Class H (a)	1,689	4,889
ANTA Sports Products Ltd.	935	2,742
AviChina Industry & Technology Co. Ltd., Class H	3,428	2,373
Baidu, Inc., ADR*	291	48,582
Bank of China Ltd., Class H	85,629	38,970
Bank of Communications Co. Ltd., Class H	9,494	7,295
Beijing Capital International Airport Co. Ltd., Class H	3,515	3,467
Belle International Holdings Ltd.	8,337	4,783
BYD Co. Ltd., Class H	737	4,437
CGN Power Co. Ltd., Class H, 144A	9,850	2,959
China Cinda Asset Management Co. Ltd., Class H	8,594	3,102
China CITIC Bank Corp. Ltd., Class H	9,994	6,520
China Communications Construction Co. Ltd., Class H	5,832	6,993
China Communications Services Corp. Ltd., Class H	3,204	1,888
China Conch Venture Holdings Ltd.	1,420	2,618
China Construction Bank Corp., Class H	90,006	67,071
China Everbright Bank Co. Ltd., Class H	5,450	2,586
China Evergrande Group	7,111	4,859
China Galaxy Securities Co. Ltd., Class H	3,477	3,452
China Huishan Dairy Holdings Co. Ltd.	9,058	3,387
China Life Insurance Co. Ltd., Class H	7,440	21,630
China Longyuan Power Group Corp. Ltd., Class H	5,412	4,235
China Medical System Holdings Ltd.	2,248	3,750
China Mengniu Dairy Co. Ltd.	3,800	7,790
China Merchants Bank Co. Ltd., Class H	4,369	10,792
China Minsheng Banking Corp. Ltd., Class H	7,064	7,978

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
China (Continued)
China National Building Material Co. Ltd., Class H	1,811	$915
China Oilfield Services Ltd., Class H	2,283	2,163
China Pacific Insurance Group Co. Ltd., Class H	2,899	11,269
China Petroleum & Chemical Corp., Class H	27,267	19,053
China Railway Construction Corp. Ltd., Class H	2,892	4,109
China Railway Group Ltd., Class H	3,185	2,874
China Shenhua Energy Co. Ltd., Class H	3,984	8,249
China Southern Airlines Co. Ltd., Class H	1,598	917
China Telecom Corp. Ltd., Class H	16,419	7,938
China Vanke Co. Ltd., Class H	1,932	5,928
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,152	719
CITIC Securities Co. Ltd., Class H	1,904	4,458
CNOOC Ltd.	19,713	24,856
Country Garden Holdings Co. Ltd.	7,878	4,408
CRRC Corp. Ltd., Class H	5,909	5,835
CSPC Pharmaceutical Group Ltd.	5,035	5,407
Ctrip.com International, Ltd., ADR*	394	17,821
Dongfeng Motor Group Co. Ltd., Class H	3,989	4,058
ENN Energy Holdings Ltd.	1,149	5,288
Fosun International Ltd.	3,307	4,903
Geely Automobile Holdings Ltd.	7,634	7,893
GF Securities Co. Ltd., Class H	1,262	2,955
GOME Electrical Appliances Holding Ltd. (a)	10,737	1,398
Great Wall Motor Co. Ltd., Class H	3,605	3,393
Guangzhou Automobile Group Co. Ltd., Class H	3,989	5,225
Guangzhou R&F Properties Co. Ltd., Class H	1,655	2,104
Haitian International Holdings Ltd.	797	1,593
Haitong Securities Co. Ltd., Class H	2,948	5,686
Hengan International Group Co. Ltd.	912	7,178
Huaneng Power International, Inc., Class H	5,188	3,251
Huaneng Renewables Corp. Ltd., Class H	3,599	1,160
Huatai Securities Co. Ltd., Class H, 144A	1,478	3,396
Industrial & Commercial Bank of China Ltd., Class H	81,043	49,630
JD.com, Inc., ADR*	717	19,266
Jiangsu Expressway Co. Ltd., Class H	2,916	3,887
Jiangxi Copper Co. Ltd., Class H	1,722	2,633
Kingsoft Corp. Ltd. (a)	871	1,956
Lenovo Group Ltd. (a)	8,633	5,354
Longfor Properties Co. Ltd.	2,280	2,931
NetEase, Inc., ADR	78	17,480
New China Life Insurance Co. Ltd., Class H	722	3,653
New Oriental Education & Technology Group, Inc., ADR*	173	8,679
People’s Insurance Co. Group of China Ltd., Class H	7,207	3,038
PetroChina Co. Ltd., Class H	23,225	15,780
PICC Property & Casualty Co. Ltd., Class H	4,729	7,926
Ping An Insurance Group Co. of China Ltd., Class H	5,429	30,027

	Number of Shares	Value
China (Continued)
Qunar Cayman Islands Ltd., ADR*	23	$691
Semiconductor Manufacturing International Corp.*	31,072	4,206
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,184	2,891
Shanghai Electric Group Co. Ltd., Class H*	4,999	2,410
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	831	2,614
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,294	3,236
Shenzhou International Group Holdings Ltd.	1,095	6,734
SINA Corp.*	61	4,701
Sinopec Engineering Group Co. Ltd., Class H	3,324	2,871
Sinopec Shanghai Petrochemical Co. Ltd., Class H	6,532	3,436
Sinopharm Group Co. Ltd., Class H	1,653	7,715
Sinotrans Ltd., Class H	2,332	1,166
SOHO China Ltd.	1,298	688
Sunac China Holdings Ltd.	2,224	1,689
Sunny Optical Technology Group Co. Ltd.	1,000	5,034
TAL Education Group, ADR*	35	2,679
Tencent Holdings Ltd.	6,132	153,132
Tingyi Cayman Islands Holding Corp.	2,687	3,194
TravelSky Technology Ltd., Class H	1,192	2,499
Tsingtao Brewery Co. Ltd., Class H	1,114	4,395
Vipshop Holdings Ltd., ADR*	325	3,646
Want Want China Holdings Ltd.	8,272	5,279
Weichai Power Co. Ltd., Class H	1,995	3,215
Yangzijiang Shipbuilding Holdings Ltd.	3,202	1,832
Yanzhou Coal Mining Co. Ltd., Class H	653	456
YY, Inc., ADR*(a)	31	1,341
Zhejiang Expressway Co. Ltd., Class H	2,697	2,882
Zhuzhou CRRC Times Electric Co. Ltd.	696	3,778
Zijin Mining Group Co. Ltd., Class H	11,190	3,751
ZTE Corp., Class H	1,127	1,831

		1,024,320

Hong Kong — 13.7%
AIA Group Ltd.	13,174	80,337
Alibaba Health Information Technology Ltd.*	6,428	3,597
Alibaba Pictures Group Ltd.*	12,967	2,491
ASM Pacific Technology Ltd.	420	4,199
Bank of East Asia Ltd.	1,148	4,758
Beijing Enterprises Holdings Ltd.	992	4,579
Beijing Enterprises Water Group Ltd.*	7,105	5,139
BOC Hong Kong Holdings Ltd.	3,985	14,950
Brilliance China Automotive Holdings Ltd. (a)	3,941	5,518
Cathay Pacific Airways Ltd. (a)	1,088	1,473
Cheung Kong Infrastructure Holdings Ltd.	455	3,801
Cheung Kong Property Holdings Ltd.	2,922	20,004
China Everbright International Ltd.	3,534	4,283
China Everbright Ltd.	1,132	2,285
China Gas Holdings Ltd.	3,086	4,082

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
China Jinmao Holdings Group Ltd.	7,239	$1,941
China Merchants Port Holdings Co. Ltd.	1,911	4,799
China Mobile Ltd.	6,360	69,409
China Overseas Land & Investment Ltd.	4,557	13,160
China Power International Development Ltd.	2,179	806
China Resources Beer Holdings Co. Ltd.*	1,763	3,732
China Resources Gas Group Ltd.	1,734	5,142
China Resources Land Ltd.	2,392	5,810
China Resources Power Holdings Co. Ltd.	3,394	5,583
China State Construction International Holdings Ltd.	2,541	4,108
China Taiping Insurance Holdings Co. Ltd.*	1,485	3,400
China Unicom Hong Kong Ltd.	6,809	8,269
CITIC Ltd.	3,995	6,150
CK Hutchison Holdings Ltd.	3,123	38,049
CLP Holdings Ltd.	1,542	15,079
COSCO SHIPPING Ports Ltd.	1,596	1,671
Far East Horizon Ltd.	2,992	2,704
First Pacific Co. Ltd.	1,995	1,402
Fullshare Holdings Ltd.	7,500	3,993
Galaxy Entertainment Group Ltd.	2,520	12,508
GCL-Poly Energy Holdings Ltd.	11,663	1,564
Guangdong Investment Ltd.	3,234	4,528
Haier Electronics Group Co. Ltd.	1,586	2,646
Hanergy Thin Film Power Group Ltd.*	36,273	0
Hang Lung Group Ltd.	1,000	3,674
Hang Lung Properties Ltd.	2,786	6,279
Hang Seng Bank Ltd.	919	17,417
Henderson Land Development Co. Ltd.	1,444	7,977
HK Electric Investments & HK Electric Investments Ltd., 144A (b)	3,000	2,646
HKT Trust & HKT Ltd. (b)	3,000	3,914
Hong Kong & China Gas Co. Ltd.	7,368	13,717
Hong Kong Exchanges & Clearing Ltd.	1,254	32,981
Hongkong Land Holdings Ltd.	1,300	8,333
Hysan Development Co. Ltd.	842	3,713
Jardine Matheson Holdings Ltd.	300	16,260
Kerry Properties Ltd.	848	2,427
Kunlun Energy Co. Ltd.	4,817	3,521
Li & Fung Ltd.	7,063	3,096
Link REIT	2,701	18,595
Melco Crown Entertainment Ltd., ADR (a)	111	2,182
MTR Corp. Ltd.	1,587	7,939
New World Development Co. Ltd.	6,296	7,013
Nine Dragons Paper Holdings Ltd.	1,997	1,753
Noble Group Ltd.*	52	6
NWS Holdings Ltd.	1,208	2,087
PCCW Ltd.	5,000	2,907
Power Assets Holdings Ltd.	1,452	13,853
Shanghai Industrial Holdings Ltd.	336	947
Shangri-La Asia Ltd.	792	863
Shimao Property Holdings Ltd.	1,407	1,839
Sino Biopharmaceutical Ltd.	5,185	3,556
Sino Land Co. Ltd.	3,678	5,785
SJM Holdings Ltd.	3,040	2,461
Sun Art Retail Group Ltd.	5,048	4,282

	Number of Shares	Value
Hong Kong (Continued)
Sun Hung Kai Properties Ltd.	1,757	$22,992
Swire Pacific Ltd., Class A	598	5,956
Swire Properties Ltd.	1,236	3,737
Techtronic Industries Co. Ltd.	1,278	4,984
WH Group Ltd., 144A	7,712	6,413
Wharf Holdings Ltd.	1,607	11,913
Wheelock & Co. Ltd.	1,088	6,466
Yue Yuen Industrial Holdings Ltd.	412	1,485

		643,918

India — 4.9%
Axis Bank Ltd., GDR	1,200	41,640
Dr. Reddy’s Laboratories Ltd., ADR	319	14,907
ICICI Bank Ltd., ADR	6,076	47,636
Infosys Ltd., ADR	1,393	20,171
Larsen & Toubro Ltd., GDR	1,512	30,164
Reliance Industries Ltd., GDR, 144A (a)	1,174	33,635
Tata Motors Ltd., ADR	669	22,124
Wipro Ltd., ADR	1,987	19,055

		229,332

Indonesia — 2.4%
PT Adaro Energy Tbk	16,215	1,831
PT AKR Corporindo Tbk	1,439	709
PT Astra International Tbk	24,446	13,619
PT Bank Central Asia Tbk	14,275	15,062
PT Bank Danamon Indonesia Tbk	3,071	736
PT Bank Mandiri Persero Tbk	9,178	7,111
PT Bank Negara Indonesia Persero Tbk	4,321	1,650
PT Bank Rakyat Indonesia Persero Tbk	11,238	9,039
PT Bumi Serpong Damai Tbk	8,011	1,005
PT Charoen Pokphand Indonesia Tbk	7,443	1,730
PT Gudang Garam Tbk	628	3,012
PT Hanjaya Mandala Sampoerna Tbk	11,075	3,105
PT Indocement Tunggal Prakarsa Tbk	2,877	3,391
PT Indofood CBP Sukses Makmur Tbk	3,891	2,483
PT Indofood Sukses Makmur Tbk	4,467	2,497
PT Jasa Marga Persero Tbk	4,658	1,426
PT Kalbe Farma Tbk	30,802	3,409
PT Lippo Karawaci Tbk	26,992	1,524
PT Matahari Department Store Tbk	3,663	3,892
PT Media Nusantara Citra Tbk	4,923	630
PT Perusahaan Gas Negara Persero Tbk	15,646	3,059
PT Semen Indonesia Persero Tbk	5,379	3,523
PT Summarecon Agung Tbk	6,234	651
PT Surya Citra Media Tbk	10,114	1,873
PT Telekomunikasi Indonesia Persero Tbk	60,522	16,881
PT Tower Bersama Infrastructure Tbk	4,061	1,663
PT Unilever Indonesia Tbk	1,711	5,116
PT United Tractors Tbk	1,322	2,048
PT Waskita Karya Persero Tbk	3,800	715
PT XL Axiata Tbk*	7,701	1,307

		114,697

Ireland — 0.2%
James Hardie Industries PLC CDI (c)	522	8,025

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Macau — 0.4%
MGM China Holdings Ltd.	1,045	$2,320
Sands China Ltd.	2,615	12,879
Wynn Macau Ltd.	1,695	3,142

		18,341

Malaysia — 2.5%
Alliance Financial Group Bhd	1,976	1,703
AMMB Holdings Bhd	3,000	2,808
Astro Malaysia Holdings Bhd	2,700	1,578
Axiata Group Bhd	1,600	1,501
Berjaya Sports Toto Bhd	3,095	2,169
British American Tobacco Malaysia Bhd	250	2,474
CIMB Group Holdings Bhd	3,300	3,377
Dialog Group Bhd	1,000	358
DiGi.Com Bhd	5,202	5,673
Gamuda Bhd	400	430
Genting Bhd	1,800	3,208
Genting Malaysia Bhd	3,253	3,402
Genting Plantations Bhd	100	240
HAP Seng Consolidated Bhd	300	533
Hartalega Holdings Bhd	1,500	1,646
Hong Leong Bank Bhd	1,351	4,023
Hong Leong Financial Group Bhd	625	2,099
IHH Healthcare Bhd	4,676	6,910
IJM Corp. Bhd	1,900	1,374
IOI Corp. Bhd	2,000	1,948
IOI Properties Group Bhd	2,300	1,076
Kuala Lumpur Kepong Bhd	800	4,278
Lafarge Malaysia Bhd	1,200	1,935
Malayan Banking Bhd	3,827	6,658
Malaysia Airports Holdings Bhd	1,025	1,457
Maxis Bhd	3,201	4,279
MISC Bhd	1,725	2,835
Petronas Chemicals Group Bhd	2,500	3,823
Petronas Dagangan Bhd	300	1,545
Petronas Gas Bhd	1,175	5,520
PPB Group Bhd	400	1,401
Public Bank Bhd	2,926	12,828
Sime Darby Bhd	2,528	4,506
Telekom Malaysia Bhd	2,251	3,110
Tenaga Nasional Bhd	3,600	11,318
UMW Holdings Bhd	1,776	2,044
Westports Holdings Bhd	1,600	1,566
YTL Power International Bhd	6,131	1,936

		119,569

New Zealand — 0.5%
Auckland International Airport Ltd.	1,101	4,799
Contact Energy Ltd.	859	2,859
Fletcher Building Ltd.	990	7,208
Mercury NZ Ltd.	762	1,624
Ryman Healthcare Ltd.	408	2,528
Spark New Zealand Ltd.	1,751	4,508

		23,526

Philippines — 1.3%
Aboitiz Equity Ventures, Inc.	3,597	5,298
Aboitiz Power Corp.	3,950	3,407

	Number of Shares	Value
Philippines (Continued)
Alliance Global Group, Inc.	600	$157
Ayala Corp.	245	3,577
Ayala Land, Inc.	6,426	4,251
Bank of the Philippine Islands	2,698	4,883
BDO Unibank, Inc.	1,350	3,040
DMCI Holdings, Inc.	6,600	1,792
Energy Development Corp.	18,100	1,853
Globe Telecom, Inc.	55	1,615
GT Capital Holdings, Inc.	100	2,331
International Container Terminal Services, Inc.	2,083	3,024
JG Summit Holdings, Inc.	2,860	3,925
Jollibee Foods Corp.	478	2,074
Metro Pacific Investments Corp.	16,600	2,070
Metropolitan Bank & Trust Co.	310	467
PLDT, Inc.	155	3,946
Robinsons Land Corp.	1,200	621
Security Bank Corp.	400	1,460
SM Investments Corp.	187	2,346
SM Prime Holdings, Inc.	9,157	4,880
Universal Robina Corp.	960	3,280

		60,297

Singapore — 3.5%
Ascendas Real Estate Investment Trust REIT	2,650	4,345
CapitaLand Commercial Trust REIT	2,850	3,042
CapitaLand Ltd.	3,151	6,771
CapitaLand Mall Trust REIT	2,901	3,947
City Developments Ltd.	650	3,827
ComfortDelGro Corp. Ltd.	1,800	3,164
DBS Group Holdings Ltd.	1,900	23,264
Genting Singapore PLC	5,003	3,386
Global Logistic Properties Ltd.	3,801	5,463
Golden Agri-Resources Ltd.	10,303	3,091
Hutchison Port Holdings Trust, Class U	6,852	2,878
Jardine Cycle & Carriage Ltd.	100	2,801
Keppel Corp. Ltd.	2,000	7,604
Oversea-Chinese Banking Corp. Ltd.	3,050	19,321
Sembcorp Industries Ltd.	950	1,789
Sembcorp Marine Ltd.	50	49
Singapore Airlines Ltd.	300	2,093
Singapore Exchange Ltd.	850	4,329
Singapore Press Holdings Ltd. (a)	1,050	2,747
Singapore Technologies Engineering Ltd.	2,150	5,070
Singapore Telecommunications Ltd.	8,803	23,215
StarHub Ltd.	500	1,005
Suntec Real Estate Investment Trust REIT	800	946
United Overseas Bank Ltd.	1,500	21,359
UOL Group Ltd.	850	3,499
Wilmar International Ltd.	2,850	6,999

		166,004

South Korea — 13.0%
Amorepacific Corp.	40	11,223
AMOREPACIFIC Group	40	4,414
BGF retail Co. Ltd.	32	2,381

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
BNK Financial Group, Inc.	280	$2,146
Celltrion, Inc.*	91	7,971
Cheil Worldwide, Inc.	150	1,918
CJ CheilJedang Corp.	8	2,628
CJ Corp.	20	3,002
CJ E&M Corp.	25	1,206
CJ Korea Express Corp.*	5	787
Coway Co. Ltd.	69	4,987
Daelim Industrial Co. Ltd.	19	1,242
Daewoo Engineering & Construction Co. Ltd.*	20	89
DGB Financial Group, Inc.	235	1,924
Dongbu Insurance Co. Ltd.	74	4,621
Dongsuh Cos., Inc.	50	1,138
Doosan Heavy Industries & Construction Co. Ltd.	33	728
E-MART, Inc.	31	4,985
GS Engineering & Construction Corp.*	79	1,598
GS Holdings Corp.	25	1,163
GS Retail Co. Ltd.	38	1,538
Hana Financial Group, Inc.	294	8,085
Hankook Tire Co. Ltd.	82	3,802
Hanmi Pharm. Co. Ltd.	6	1,891
Hanmi Science Co. Ltd.	15	962
Hanon Systems	229	1,912
Hanssem Co. Ltd.	13	2,296
Hanwha Chemical Corp.	165	3,282
Hanwha Corp.	41	1,238
Hanwha Life Insurance Co. Ltd.	260	1,481
Hotel Shilla Co. Ltd.	38	1,638
Hyosung Corp.	32	3,805
Hyundai Department Store Co. Ltd.	17	1,571
Hyundai Development Co.-Engineering & Construction	41	1,448
Hyundai Engineering & Construction Co. Ltd.	42	1,414
Hyundai Glovis Co. Ltd.	23	3,128
Hyundai Heavy Industries Co. Ltd.*	36	4,373
Hyundai Marine & Fire Insurance Co. Ltd.	105	3,269
Hyundai Mobis Co. Ltd.	77	16,401
Hyundai Motor Co.	161	18,317
Hyundai Steel Co.	96	4,098
Hyundai Wia Corp.	18	1,059
Industrial Bank of Korea	293	3,271
Kakao Corp.	32	2,127
Kangwon Land, Inc.	139	4,239
KB Financial Group, Inc.	398	14,333
KCC Corp.	3	956
KEPCO Plant Service & Engineering Co. Ltd.	34	1,678
Kia Motors Corp.	316	10,109
Korea Aerospace Industries Ltd.	75	4,253
Korea Electric Power Corp.	334	13,285
Korea Investment Holdings Co. Ltd.	44	1,507
Korea Zinc Co. Ltd.	13	5,249
Korean Air Lines Co. Ltd.*	22	588
KT Corp.	80	2,043
KT&G Corp.	145	13,023

	Number of Shares	Value
South Korea (Continued)
Kumho Petrochemical Co. Ltd.	28	$1,748
LG Chem Ltd.	55	10,656
LG Corp.	83	4,011
LG Display Co. Ltd.	222	5,317
LG Electronics, Inc.	116	4,455
LG Household & Health Care Ltd.	12	8,078
LG Innotek Co. Ltd.	12	833
LG Uplus Corp.	353	3,457
Lotte Chemical Corp.	22	6,050
Lotte Chilsung Beverage Co. Ltd.	1	1,340
Lotte Confectionery Co. Ltd.	1	153
Lotte Shopping Co. Ltd.	12	2,228
Mirae Asset Securities Co. Ltd.	6	105
NAVER Corp.	33	22,526
NCSoft Corp.	24	5,584
OCI Co. Ltd.*	17	1,070
Orion Corp.	5	2,908
Ottogi Corp.	2	1,184
Paradise Co. Ltd.	97	1,112
POSCO	76	16,220
Posco Daewoo Corp.	31	707
S-1 Corp.	32	2,598
Samsung Biologics Co. Ltd.*	18	2,371
Samsung C&T Corp.	95	10,402
Samsung Card Co. Ltd.	60	2,145
Samsung Electro-Mechanics Co. Ltd.	57	2,258
Samsung Electronics Co. Ltd.	108	161,300
Samsung Fire & Marine Insurance Co. Ltd.	43	10,777
Samsung Heavy Industries Co. Ltd.*	3	21
Samsung Life Insurance Co. Ltd.	96	9,361
Samsung SDI Co. Ltd.	49	3,869
Samsung SDS Co. Ltd.	35	4,042
Samsung Securities Co. Ltd.	14	384
Shinhan Financial Group Co. Ltd.	485	18,296
Shinsegae Inc.	8	1,235
SK Holdings Co. Ltd.	49	9,703
SK Hynix, Inc.	673	24,697
SK Innovation Co. Ltd.	61	7,957
SK Networks Co. Ltd.	72	419
SK Telecom Co. Ltd.	23	4,446
S-Oil Corp.	36	2,587
Woori Bank	395	4,055
Yuhan Corp.	10	1,685

		608,170

Taiwan — 11.9%
Acer, Inc.*	5,015	2,124
Advanced Semiconductor Engineering, Inc.	7,133	7,665
Advantech Co. Ltd.	465	3,742
Asia Cement Corp.	2,581	2,271
Asia Pacific Telecom Co. Ltd.*	4,563	1,420
Asustek Computer, Inc.	891	7,380
AU Optronics Corp.	12,655	4,546
Catcher Technology Co. Ltd.	895	6,501
Cathay Financial Holding Co. Ltd.	8,129	11,962
Chailease Holding Co. Ltd.	219	374
Chang Hwa Commercial Bank Ltd.	3,387	1,812

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Cheng Shin Rubber Industry Co. Ltd.	2,625	$4,941
Chicony Electronics Co. Ltd.	676	1,593
China Airlines Ltd.	2,446	734
China Development Financial Holding Corp.	15,000	3,737
China Life Insurance Co. Ltd.	2,098	2,238
China Steel Corp.	15,684	12,302
Chunghwa Telecom Co. Ltd.	4,757	16,044
Compal Electronics, Inc.	6,712	3,822
CTBC Financial Holding Co. Ltd.	18,757	10,299
Delta Electronics, Inc.	2,419	12,143
E.Sun Financial Holding Co. Ltd.	4,924	2,858
Eclat Textile Co. Ltd.	277	2,868
Eva Airways Corp.	1,794	881
Far Eastern New Century Corp.	2,308	1,702
Far EasTone Telecommunications Co. Ltd.	2,136	4,946
Feng TAY Enterprise Co. Ltd.	569	2,133
First Financial Holding Co. Ltd.	10,702	5,641
Formosa Chemicals & Fibre Corp.	3,670	11,503
Formosa Petrochemical Corp.	1,004	3,386
Formosa Plastics Corp.	4,494	12,803
Formosa Taffeta Co. Ltd.	1,184	1,107
Foxconn Technology Co. Ltd.	1,494	3,919
Fubon Financial Holding Co. Ltd.	7,391	11,467
Giant Manufacturing Co. Ltd.	463	2,760
Highwealth Construction Corp.	154	231
Hiwin Technologies Corp.	11	46
Hon Hai Precision Industry Co. Ltd.	16,473	42,380
Hotai Motor Co. Ltd.	319	3,668
HTC Corp.*	641	1,695
Hua Nan Financial Holdings Co. Ltd.	6,489	3,298
Innolux Corp.	2,443	843
Inotera Memories, Inc.*	2,629	2,474
Inventec Corp.	3,804	2,572
Largan Precision Co. Ltd.	131	15,166
Lite-On Technology Corp.	2,425	3,827
MediaTek, Inc.	1,777	12,349
Mega Financial Holding Co. Ltd.	11,497	8,206
Merida Industry Co. Ltd.	338	1,479
Nan Ya Plastics Corp.	5,502	11,583
Nanya Technology Corp.	500	698
Nien Made Enterprise Co. Ltd.	320	3,584
Novatek Microelectronics Corp.	644	2,142
OBI Pharma, Inc.*	144	1,270
Pegatron Corp.	2,694	6,415
Phison Electronics Corp.	168	1,283
Pou Chen Corp.	3,199	4,000
Powertech Technology, Inc.	1,106	2,842
President Chain Store Corp.	847	6,364
Quanta Computer, Inc.	3,630	6,765
Realtek Semiconductor Corp.	468	1,454
Ruentex Industries Ltd.	537	986
Siliconware Precision Industries Co. Ltd.	3,250	4,920
Simplo Technology Co. Ltd.	392	1,159
SinoPac Financial Holdings Co. Ltd.	11,242	3,210
Standard Foods Corp.	791	1,876
Synnex Technology International Corp.	1,582	1,618
TaiMed Biologics, Inc.*	226	1,266

	Number of Shares	Value
Taiwan (Continued)
Taishin Financial Holding Co. Ltd.	9,068	$3,329
Taiwan Business Bank	767	194
Taiwan Cement Corp.	4,075	4,711
Taiwan Cooperative Financial Holding Co. Ltd.	7,671	3,381
Taiwan Fertilizer Co. Ltd.	692	880
Taiwan Mobile Co. Ltd.	2,351	7,929
Taiwan Semiconductor Manufacturing Co. Ltd.	27,171	156,003
Teco Electric and Machinery Co. Ltd.	1,831	1,531
Transcend Information, Inc.	266	729
Uni-President Enterprises Corp.	6,187	10,579
United Microelectronics Corp.	19,375	6,839
Vanguard International Semiconductor Corp.	1,070	2,018
Wistron Corp.	4,626	3,309
WPG Holdings Ltd.	2,379	2,945
Yuanta Financial Holding Co. Ltd.	11,000	3,986
Yulon Motor Co. Ltd.	1,013	879
Zhen Ding Technology Holding Ltd.	498	1,002

		557,537

Thailand — 1.3%
Advanced Info Service PCL, NVDR	1,100	4,455
Airports of Thailand PCL, NVDR	400	4,507
Bangkok Dusit Medical Services PCL, NVDR	4,200	2,743
CP ALL PCL, NVDR	5,300	8,950
Indorama Ventures PCL, NVDR	1,126	1,042
IRPC PCL, NVDR	11,783	1,598
Kasikornbank PCL	2,000	9,501
Krung Thai Bank PCL, NVDR	4,304	2,123
PTT Exploration & Production PCL, NVDR	1,100	2,544
PTT Global Chemical PCL	2,000	3,503
PTT PCL, NVDR	1,125	11,004
Siam Commercial Bank PCL, NVDR	1,900	7,801
Thai Oil PCL, NVDR	751	1,558

		61,329

United Kingdom — 0.4%
Rio Tinto Ltd.	471	20,086

United States — 0.3%
Yum China Holdings, Inc.*	437	12,288

TOTAL COMMON STOCKS (Cost $4,802,822)		4,607,431

PREFERRED STOCKS — 0.7%
South Korea — 0.7%
Amorepacific Corp.	12	1,997
Hyundai Motor Co.	15	1,229
Hyundai Motor Co. — 2nd Preferred	34	2,888
LG Chem Ltd.	9	1,266
Samsung Electronics Co. Ltd.	21	24,358

		31,738

TOTAL PREFERRED STOCKS (Cost $26,528)		31,738

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
RIGHTS — 0.0%
Australia — 0.0%
Boral Ltd*., expires 12/09/16	379	$66

Indonesia — 0.0%
PT Jasa Marga Persero Tbk*, expires 12/08/16	313	6

Taiwan — 0.0%
Taishin Financial Holding Co. Ltd.*, expires 12/20/16	78	0

TOTAL RIGHTS (Cost $0)		72

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.8%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (d)(e) (Cost $39,865)	39,865	$39,865

TOTAL INVESTMENTS — 99.6% (Cost $4,869,215)†		$4,679,106
Other assets and liabilities, net — 0.4%		18,248

NET ASSETS — 100.0%		$4,697,354

*	Non-income producing security.
†	The cost for federal income tax purposes was $4,919,811. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $240,705. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $413,750 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $654,455.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $37,301, which is 0.8% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
SGX NIFTY 50 Futures	USD	2	$32,960	12/29/2016	$(90)

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/5/2016	AUD	1,148,490	USD	873,056	$25,069
JP Morgan & Chase Co.	12/5/2016	AUD	165,800	USD	126,037	3,619
The Bank of Nova Scotia	12/5/2016	AUD	52,100	USD	38,491	23
JP Morgan & Chase Co.	12/5/2016	HKD	9,252,225	USD	1,193,190	317
JP Morgan & Chase Co.	12/5/2016	HKD	2,315,500	USD	298,613	80
The Bank of New York Mellon	12/5/2016	HKD	15,037	USD	1,939	0
The Bank of Nova Scotia	12/5/2016	HKD	594,700	USD	76,671	(3)
The Bank of Nova Scotia	12/5/2016	HKD	50,600	USD	6,526	2
JP Morgan & Chase Co.	12/5/2016	IDR	2,543,408,000	USD	193,887	6,356
JP Morgan & Chase Co.	12/5/2016	INR	26,396,698	USD	393,552	8,103
The Bank of Nova Scotia	12/5/2016	INR	602,910	USD	9,000	196
JP Morgan & Chase Co.	12/5/2016	KRW	1,255,371,380	USD	1,094,578	20,747
The Bank of Nova Scotia	12/5/2016	KRW	7,860,000	USD	6,678	(45)

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/5/2016	MYR	1,185,000	USD	281,673	$16,390
JP Morgan & Chase Co.	12/5/2016	NZD	45,432	USD	32,459	290
JP Morgan & Chase Co.	12/5/2016	NZD	6,000	USD	4,287	38
The Bank of Nova Scotia	12/5/2016	NZD	7,200	USD	5,144	46
JP Morgan & Chase Co.	12/5/2016	PHP	5,459,000	USD	112,429	2,668
JP Morgan & Chase Co.	12/5/2016	SGD	18,400	USD	13,220	383
JP Morgan & Chase Co.	12/5/2016	SGD	217,679	USD	156,403	4,533
The Bank of Nova Scotia	12/5/2016	SGD	3,100	USD	2,164	1
JP Morgan & Chase Co.	12/5/2016	TWD	22,008,143	USD	696,482	5,872
The Bank of Nova Scotia	12/5/2016	TWD	157,590	USD	5,000	55
The Bank of Nova Scotia	12/5/2016	TWD	386,160	USD	12,220	103
JP Morgan & Chase Co.	12/5/2016	USD	969,700	AUD	1,314,290	704
JP Morgan & Chase Co.	12/5/2016	USD	1,491,476	HKD	11,567,725	(70)
JP Morgan & Chase Co.	12/5/2016	USD	59,752	IDR	783,821,417	(1,959)
JP Morgan & Chase Co.	12/5/2016	USD	129,667	IDR	1,759,586,583	71
JP Morgan & Chase Co.	12/5/2016	USD	231,511	INR	15,877,699	338
JP Morgan & Chase Co.	12/5/2016	USD	156,829	INR	10,518,999	(3,229)
JP Morgan & Chase Co.	12/5/2016	USD	648,499	KRW	763,866,589	4,904
JP Morgan & Chase Co.	12/5/2016	USD	428,551	KRW	491,504,791	(8,123)
JP Morgan & Chase Co.	12/5/2016	USD	151,641	MYR	637,954	(8,824)
JP Morgan & Chase Co.	12/5/2016	USD	122,464	MYR	547,046	2
JP Morgan & Chase Co.	12/5/2016	USD	36,374	NZD	51,432	43
JP Morgan & Chase Co.	12/5/2016	USD	26,319	PHP	1,277,933	(625)
JP Morgan & Chase Co.	12/5/2016	USD	83,962	PHP	4,181,067	104
JP Morgan & Chase Co.	12/5/2016	USD	164,512	SGD	236,079	195
JP Morgan & Chase Co.	12/5/2016	USD	547,744	TWD	17,478,508	728
JP Morgan & Chase Co.	12/5/2016	USD	143,347	TWD	4,529,635	(1,208)
The Bank of New York Mellon	12/5/2016	USD	1,939	HKD	15,037	(1)
The Bank of Nova Scotia	12/5/2016	USD	24,328	AUD	32,000	(701)
The Bank of Nova Scotia	12/5/2016	USD	15,281	AUD	20,100	(440)
The Bank of Nova Scotia	12/5/2016	USD	44,880	HKD	348,000	(13)
The Bank of Nova Scotia	12/5/2016	USD	35,659	HKD	276,500	(10)
The Bank of Nova Scotia	12/5/2016	USD	2,683	HKD	20,800	(1)
The Bank of Nova Scotia	12/5/2016	USD	8,782	INR	602,910	21
The Bank of Nova Scotia	12/5/2016	USD	6,847	KRW	7,860,000	(123)
The Bank of Nova Scotia	12/5/2016	USD	5,103	NZD	7,200	(5)
The Bank of Nova Scotia	12/5/2016	USD	2,228	SGD	3,100	(65)
The Bank of Nova Scotia	12/5/2016	USD	17,072	TWD	543,750	(9)
The Bank of Nova Scotia	12/6/2016	THB	2,846,827	USD	81,223	1,438
The Bank of Nova Scotia	12/6/2016	USD	79,799	THB	2,846,827	(13)
The Bank of New York Mellon	1/5/2017	AUD	1,305,000	USD	962,385	(378)
The Bank of Nova Scotia	1/5/2017	HKD	10,535,000	USD	1,358,381	(170)
The Bank of Nova Scotia	1/5/2017	IDR	1,444,285,000	USD	105,422	(574)
The Bank of New York Mellon	1/5/2017	KRW	723,801,000	USD	614,302	(4,808)
The Bank of New York Mellon	1/5/2017	MYR	483,000	USD	107,131	(866)
The Bank of Nova Scotia	1/5/2017	PHP	2,575,000	USD	51,397	(344)
The Bank of Nova Scotia	1/5/2017	SGD	235,000	USD	164,053	91
The Bank of New York Mellon	1/5/2017	THB	3,474,000	USD	97,229	(113)
The Bank of New York Mellon	1/5/2017	TWD	16,925,000	USD	528,906	(2,751)
The Bank of Nova Scotia	1/6/2017	NZD	35,000	USD	24,778	23

Total net unrealized appreciation						$68,082

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Currency Abbreviations

AUD	Australian Dollar
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Phillippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$4,607,431	$—	$0	$4,607,431
Rights (f)	72	—	—	72
Preferred Stocks	31,738	—	—	31,738
Short-Term Investments	39,865	—	—	39,865
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	103,553	—	103,553

TOTAL	$4,679,106	$103,553	$0	$4,782,659

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(90)	$—	$—	$(90)
Forward Foreign Currency Exchange Contracts	—	(35,471)	—	(35,471)

TOTAL	$(90)	$(35,471)	$—	$(35,561)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 59.0%
Consumer Discretionary — 3.6%
Kroton Educacional SA	19,928	$85,143
Lojas Americanas SA	2,678	10,207
Lojas Renner SA	9,269	61,610

		156,960

Consumer Staples — 13.9%
Ambev SA	67,984	344,739
BRF SA	8,786	134,178
JBS SA	10,297	29,715
M Dias Branco SA	489	16,917
Natura Cosmeticos SA	2,487	19,266
Raia Drogasil SA	3,334	63,574

		608,389

Energy — 8.3%
Cosan SA Industria e Comercio	1,761	20,557
Petroleo Brasileiro SA*	42,922	234,405
Ultrapar Participacoes SA	5,214	106,529

		361,491

Financials — 12.2%
Banco Bradesco SA	12,011	103,488
Banco do Brasil SA	12,394	104,442
Banco Santander Brasil SA	5,997	49,933
BB Seguridade Participacoes SA	10,092	84,417
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	24,860	122,093
CETIP SA — Mercados Organizados	3,223	42,274
Porto Seguro SA	1,631	13,802
Sul America SA	2,506	13,908

		534,357

Health Care — 1.6%
Hypermarcas SA	5,013	38,494
Odontoprev SA	3,830	13,250
Qualicorp SA	3,216	17,449

		69,193

Industrials — 4.2%
CCR SA	12,728	55,360
Embraer SA	9,608	47,073
Localiza Rent a Car SA	2,290	23,468
Rumo Logistica Operadora Multimodal SA*	11,583	21,782
WEG SA	8,146	37,502

		185,185

Information Technology — 2.9%
Cielo SA	14,689	129,081

Materials — 6.2%
Cia Siderurgica Nacional SA*	9,002	33,085
Duratex SA	4,488	9,090
Fibria Celulose SA	3,594	32,953
Klabin SA	8,001	40,146
Vale SA*	18,554	153,938

		269,212

	Number of Shares	Value
Real Estate — 1.1%
BR Malls Participacoes SA*	8,316	$26,556
Multiplan Empreendimentos Imobiliarios SA	1,156	19,869

		46,425

Telecommunication Services — 0.7%
TIM Participacoes SA	12,217	29,982

Utilities — 4.3%
AES Tiete Energia SA	2,793	12,140
Centrais Eletricas Brasileiras SA*	3,135	23,776
Cia de Saneamento Basico do Estado de Sao Paulo	4,927	43,646
CPFL Energia SA	2,935	21,400
EDP — Energias do Brasil SA	4,375	18,343
Engie Brasil Energia SA	2,353	24,942
Equatorial Energia SA	2,864	44,450

		188,697

TOTAL COMMON STOCKS (Cost $2,290,208)		2,578,972

PREFERRED STOCKS — 40.8%
Consumer Discretionary — 0.9%
Lojas Americanas SA	8,270	40,053

Consumer Staples — 0.9%
Cia Brasileira de Distribuicao	2,275	36,728

Energy — 6.1%
Petroleo Brasileiro SA*	56,538	267,473

Financials — 22.5%
Banco Bradesco SA	40,035	352,165
Itau Unibanco Holding SA	46,578	487,809
Itausa — Investimentos Itau SA	56,131	142,898

		982,872

Materials — 6.9%
Braskem SA, Class A	2,238	18,198
Gerdau SA	13,219	52,961
Suzano Papel e Celulose SA, Class A	5,826	22,136
Vale SA*	27,765	209,753

		303,048

Telecommunication Services — 2.0%
Telefonica Brasil SA	6,455	86,193

Utilities — 1.5%
Centrais Eletricas Brasileiras SA, Class B*	3,253	27,249
Cia Energetica de Minas Gerais	10,875	25,402
Cia Paranaense de Energia, Class B	1,480	12,669

		65,320

TOTAL PREFERRED STOCKS (Cost $1,391,015)		1,781,687

TOTAL INVESTMENTS — 99.8% (Cost $3,681,223)†		$4,360,659
Other assets and liabilities, net — 0.2%		7,238

NET ASSETS — 100.0%		$4,367,897

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

*	Non-income producing security.
†	The cost for federal income tax purposes was $4,660,134. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $299,475. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $841,475 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,140,950.

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/5/2016	BRL	9,301,086	USD	2,906,953	$161,016
The Bank of New York Mellon	12/5/2016	BRL	7,257,257	USD	2,270,731	128,189
The Bank of Nova Scotia	12/5/2016	BRL	36,000	USD	11,166	538
The Bank of Nova Scotia	12/5/2016	BRL	1,480,000	USD	460,457	23,520
JP Morgan & Chase Co.	12/5/2016	USD	2,738,432	BRL	9,301,086	7,504
The Bank of New York Mellon	12/5/2016	USD	1,286,367	BRL	4,358,855	487
The Bank of New York Mellon	12/5/2016	USD	906,884	BRL	2,898,402	(51,196)
The Bank of Nova Scotia	12/5/2016	USD	273,196	BRL	927,500	628
The Bank of Nova Scotia	12/5/2016	USD	33,601	BRL	108,000	(1,716)
The Bank of Nova Scotia	12/5/2016	USD	147,528	BRL	480,500	(5,672)
Goldman Sachs & Co.	1/5/2017	BRL	9,388,645	USD	2,736,417	(9,239)
The Bank of New York Mellon	1/5/2017	BRL	4,358,855	USD	1,272,658	(2,064)
The Bank of Nova Scotia	1/5/2017	BRL	927,500	USD	270,503	(739)

Total net unrealized appreciation						$251,256

Currency Abbreviations

BRL	Brazilian Real
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,578,972	$—	$—	$2,578,972
Preferred Stocks (a)	1,781,687	—	—	1,781,687
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	321,882	—	321,882

TOTAL	$4,360,659	$321,882	$—	$4,682,541

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(70,626)	$—	$(70,626)

TOTAL	$—	$(70,626)	$—	$(70,626)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.1%
Brazil — 4.5%
AES Tiete Energia SA	5,270	$22,906
Ambev SA	120,826	612,695
Banco Bradesco SA	26,177	225,543
Banco do Brasil SA	26,311	221,719
Banco Santander Brasil SA	14,136	117,701
BB Seguridade Participacoes SA	21,426	179,223
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	52,354	257,122
BR Malls Participacoes SA*	20,387	65,102
BRF SA	21,109	322,372
CCR SA	23,978	104,291
CETIP SA — Mercados Organizados	4,608	60,440
Cia de Saneamento Basico do Estado de Sao Paulo	10,670	94,521
Cia Siderurgica Nacional SA*	18,975	69,739
Cielo SA	27,830	244,558
Cosan SA Industria e Comercio	4,833	56,418
CPFL Energia SA	8,784	64,048
Duratex SA	12,396	25,107
EDP — Energias do Brasil SA	9,450	39,621
Embraer SA	22,767	111,545
Engie Brasil Energia SA	6,369	67,512
Equatorial Energia SA	4,011	62,251
Fibria Celulose SA	6,663	61,093
Hypermarcas SA	8,936	68,618
JBS SA	25,089	72,402
Klabin SA	20,677	103,750
Kroton Educacional SA	43,737	186,869
Localiza Rent a Car SA	5,721	58,630
Lojas Americanas SA	5,730	21,839
Lojas Renner SA	19,748	131,262
Multiplan Empreendimentos Imobiliarios SA	2,771	47,627
Natura Cosmeticos SA	7,209	55,847
Odontoprev SA	27,928	96,615
Petroleo Brasileiro SA*	88,633	484,041
Porto Seguro SA	1,925	16,290
Qualicorp SA	12,932	70,165
Raia Drogasil SA	5,345	101,920
Rumo Logistica Operadora Multimodal SA*	25,875	48,658
Sul America SA	3,654	20,279
TIM Participacoes SA	28,369	69,621
TOTVS SA	7,840	49,863
Ultrapar Participacoes SA	12,987	265,343
Vale SA*	39,559	328,211
WEG SA	12,393	57,054

		5,440,431

Chile — 1.4%
AES Gener SA	177,578	62,271
Banco de Chile	1,245,226	140,605
Banco de Credito e Inversiones	3,481	173,670
Banco Santander Chile	3,211,837	173,422
Cencosud SA	51,165	150,196

	Number of Shares	Value
Chile (Continued)
Cia Cervecerias Unidas SA	7,002	$70,160
Colbun SA	331,599	63,284
Empresa Nacional de Telecomunicaciones SA*	3,279	34,741
Empresas CMPC SA	55,672	114,153
Empresas COPEC SA	16,095	155,532
Endesa Americas SA	143,571	62,600
Enel Chile SA	557,694	52,453
Enel Generacion Chile SA	143,571	89,491
Enersis Americas SA	557,694	90,700
Itau CorpBanca	8,866,108	72,136
Latam Airlines Group SA*	7,945	69,845
SACI Falabella	19,500	153,440

		1,728,699

China — 23.3%
3SBio, Inc., 144A*	47,585	50,613
58.com, Inc., ADR*(a)	835	26,778
AAC Technologies Holdings, Inc.	30,598	276,926
Agricultural Bank of China Ltd., Class H	625,360	262,028
Air China Ltd., Class H	124,422	85,338
Alibaba Group Holding Ltd., ADR*	32,921	3,095,232
Aluminum Corp. of China Ltd., Class H*	152,853	68,184
Anhui Conch Cement Co. Ltd., Class H	64,434	186,494
ANTA Sports Products Ltd.	31,809	93,297
AviChina Industry & Technology Co. Ltd., Class H	53,987	37,376
Baidu, Inc., ADR*	8,177	1,365,150
Bank of China Ltd., Class H	2,575,007	1,171,891
Bank of Communications Co. Ltd., Class H	343,474	263,921
Beijing Capital International Airport Co. Ltd., Class H	55,897	55,130
Belle International Holdings Ltd.	208,182	119,437
BYD Co. Ltd., Class H	28,068	168,991
CGN Power Co. Ltd., Class H, 144A	244,032	73,306
China Cinda Asset Management Co. Ltd., Class H	170,152	61,423
China CITIC Bank Corp. Ltd., Class H	314,870	205,407
China Communications Construction Co. Ltd., Class H	181,029	217,053
China Communications Services Corp. Ltd., Class H	171,143	100,835
China Conch Venture Holdings Ltd.	36,535	67,357
China Construction Bank Corp., Class H	2,541,110	1,893,588
China Everbright Bank Co. Ltd., Class H	112,350	53,303
China Evergrande Group	215,497	147,249
China Galaxy Securities Co. Ltd., Class H	69,559	69,052
China Huishan Dairy Holdings Co. Ltd.	196,150	73,337
China Life Insurance Co. Ltd., Class H	184,763	537,150
China Longyuan Power Group Corp. Ltd., Class H	156,038	122,111
China Medical System Holdings Ltd.	62,121	103,635
China Mengniu Dairy Co. Ltd.	115,364	236,484
China Merchants Bank Co. Ltd., Class H	139,692	345,065
China Minsheng Banking Corp. Ltd., Class H	242,554	273,935

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
China (Continued)
China National Building Material Co. Ltd., Class H	112,087	$56,647
China Oilfield Services Ltd., Class H	65,438	62,009
China Pacific Insurance Group Co. Ltd., Class H	78,235	304,104
China Petroleum & Chemical Corp., Class H	794,913	555,460
China Railway Construction Corp. Ltd., Class H	40,562	57,628
China Railway Group Ltd., Class H	103,852	93,723
China Shenhua Energy Co. Ltd., Class H	129,274	267,665
China Southern Airlines Co. Ltd., Class H	70,250	40,303
China Telecom Corp. Ltd., Class H	586,019	283,320
China Vanke Co. Ltd., Class H	41,209	126,445
Chongqing Rural Commercial Bank Co. Ltd., Class H	36,450	22,745
CITIC Securities Co. Ltd., Class H	45,229	105,893
CNOOC Ltd.	593,547	748,390
Country Garden Holdings Co. Ltd.	253,103	141,619
CRRC Corp. Ltd., Class H	134,219	132,549
CSPC Pharmaceutical Group Ltd.	181,450	194,866
Ctrip.com International, Ltd., ADR*(a)	8,414	380,565
Dongfeng Motor Group Co. Ltd., Class H	154,694	157,357
ENN Energy Holdings Ltd.	24,601	113,228
Fang Holdings Ltd., ADR*(a)	17,013	49,848
Fosun International Ltd.	112,603	166,948
Geely Automobile Holdings Ltd.	173,549	179,445
GF Securities Co. Ltd., Class H	29,269	68,526
GOME Electrical Appliances Holding Ltd.	281,698	36,681
Great Wall Motor Co. Ltd., Class H	126,216	118,788
Guangzhou Automobile Group Co. Ltd., Class H	81,299	106,491
Guangzhou R&F Properties Co. Ltd., Class H	63,390	80,581
Haitian International Holdings Ltd.	16,199	32,371
Haitong Securities Co. Ltd., Class H	71,255	137,430
Hengan International Group Co. Ltd.	25,013	196,873
Huaneng Power International, Inc., Class H	84,268	52,800
Huaneng Renewables Corp. Ltd., Class H	64,495	20,787
Huatai Securities Co. Ltd., Class H, 144A	36,334	83,475
Industrial & Commercial Bank of China Ltd., Class H	2,212,463	1,354,889
JD.com, Inc., ADR*	20,428	548,900
Jiangsu Expressway Co. Ltd., Class H	36,729	48,963
Jiangxi Copper Co. Ltd., Class H	45,666	69,825
Kingsoft Corp. Ltd.	27,861	62,572
Lenovo Group Ltd.	254,925	158,085
Longfor Properties Co. Ltd.	91,614	117,758
NetEase, Inc., ADR	2,412	540,529
New China Life Insurance Co. Ltd., Class H	13,855	70,110
New Oriental Education & Technology Group, Inc., ADR*	4,274	214,427
People’s Insurance Co. Group of China Ltd., Class H	86,158	36,323
PetroChina Co. Ltd., Class H	743,176	504,936

	Number of Shares	Value
China (Continued)
PICC Property & Casualty Co. Ltd., Class H	160,423	$268,871
Ping An Insurance Group Co. of China Ltd., Class H	157,800	872,767
Qunar Cayman Islands Ltd., ADR*	665	19,970
Semiconductor Manufacturing International Corp.*	715,021	96,793
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	113,605	78,505
Shanghai Electric Group Co. Ltd., Class H*	96,951	46,747
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	23,179	72,915
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	33,815	84,576
Shenzhou International Group Holdings Ltd.	23,537	144,745
Sinopec Engineering Group Co. Ltd., Class H	107,702	93,032
Sinopec Shanghai Petrochemical Co. Ltd., Class H	205,648	108,173
Sinopharm Group Co. Ltd., Class H	46,539	217,200
Sinotrans Ltd., Class H	48,142	24,082
SOHO China Ltd.	27,906	14,787
Sunac China Holdings Ltd.	31,450	23,882
TAL Education Group, ADR*(a)	978	74,846
Tencent Holdings Ltd.	178,162	4,449,169
Tingyi Cayman Islands Holding Corp.	95,618	113,659
TravelSky Technology Ltd., Class H	28,201	59,118
Tsingtao Brewery Co. Ltd., Class H	20,004	78,917
Vipshop Holdings Ltd., ADR*	7,680	86,170
Want Want China Holdings Ltd.	274,921	175,448
Weichai Power Co. Ltd., Class H	25,409	40,948
Yanzhou Coal Mining Co. Ltd., Class H	46,699	32,632
YY, Inc., ADR*	763	33,015
Zhejiang Expressway Co. Ltd., Class H	40,219	42,985
Zhuzhou CRRC Times Electric Co. Ltd.	15,839	85,969
Zijin Mining Group Co. Ltd., Class H	180,072	60,361
ZTE Corp., Class H	20,061	32,588

		28,342,823

Colombia — 0.0%
Ecopetrol SA*	97,304	41,774
Grupo Argos SA	1,887	11,060

		52,834

Czech Republic — 0.2%
CEZ AS	5,882	95,476
O2 Czech Republic AS	13,252	121,648

		217,124

Egypt — 0.2%
Commercial International Bank Egypt SAE	61,842	238,229
Talaat Moustafa Group	65,876	31,970

		270,199

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Hong Kong — 4.2%
Alibaba Health Information Technology Ltd.*	86,759	$48,544
Alibaba Pictures Group Ltd.*	352,497	67,714
Beijing Enterprises Holdings Ltd.	25,372	117,104
Beijing Enterprises Water Group Ltd.*	136,524	98,743
Brilliance China Automotive Holdings Ltd.	97,493	136,501
China Everbright International Ltd.	138,011	167,254
China Everbright Ltd.	11,579	23,377
China Gas Holdings Ltd.	101,872	134,752
China Merchants Port Holdings Co. Ltd.	35,907	90,178
China Mobile Ltd.	192,545	2,101,326
China Overseas Land & Investment Ltd.	119,309	344,553
China Power International Development Ltd.	48,596	17,981
China Resources Beer Holdings Co. Ltd.*	54,239	114,820
China Resources Gas Group Ltd.	40,200	119,203
China Resources Land Ltd.	56,583	137,436
China Resources Power Holdings Co. Ltd.	95,697	157,428
China State Construction International Holdings Ltd.	94,083	152,105
China Taiping Insurance Holdings Co. Ltd.*	35,589	81,488
China Unicom Hong Kong Ltd.	157,576	191,371
CITIC Ltd.	56,678	87,247
COSCO SHIPPING Ports Ltd.	42,247	44,227
GCL-Poly Energy Holdings Ltd.	317,202	42,531
Guangdong Investment Ltd.	88,020	123,238
Haier Electronics Group Co. Ltd.	39,025	65,105
Hanergy Thin Film Power Group Ltd.*	792,724	0
Kunlun Energy Co. Ltd.	150,118	109,736
Nine Dragons Paper Holdings Ltd.	51,517	45,231
Shanghai Industrial Holdings Ltd.	15,279	43,041
Shimao Property Holdings Ltd.	39,255	51,318
Sino Biopharmaceutical Ltd.	138,599	95,062
Sun Art Retail Group Ltd.	80,937	68,661

		5,077,275

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	2,264	141,513
OTP Bank PLC	11,358	306,139
Richter Gedeon Nyrt	6,675	133,308

		580,960

India — 6.4%
Adani Ports & Special Economic Zone Ltd.	25,546	103,716
Asian Paints Ltd.	8,956	126,904
Aurobindo Pharma Ltd.	8,121	87,891
Axis Bank Ltd., GDR	7,583	263,130
Bajaj Auto Ltd.	2,588	101,523
Bharat Petroleum Corp. Ltd.	15,900	149,583
Bharti Airtel Ltd.	31,000	147,009
Bharti Infratel Ltd.	17,547	96,247
Coal India Ltd.	21,427	96,603
Dr. Reddy’s Laboratories Ltd., ADR	3,279	153,228
HCL Technologies Ltd.	17,700	207,852

	Number of Shares	Value
India (Continued)
Hindustan Unilever Ltd.	20,400	$251,539
Housing Development Finance Corp. Ltd.	51,000	941,111
ICICI Bank Ltd., ADR	9,539	74,786
Indiabulls Housing Finance Ltd.	9,108	101,800
Infosys Ltd.	22,300	317,825
Infosys Ltd., ADR	34,580	500,718
ITC Ltd.	106,000	360,049
Larsen & Toubro Ltd.	9,776	197,487
Larsen & Toubro Ltd., GDR	7,959	158,782
Lupin Ltd.	7,000	153,895
Mahindra & Mahindra Ltd.	11,700	202,569
Maruti Suzuki India Ltd.	3,300	253,880
NTPC Ltd.	50,856	121,217
Oil & Natural Gas Corp. Ltd.	26,627	112,384
Reliance Industries Ltd., GDR, 144A	18,030	516,559
State Bank of India	48,000	181,168
Sun Pharmaceutical Industries Ltd.	30,300	314,204
Tata Consultancy Services Ltd.	16,000	532,029
Tata Motors Ltd., ADR	9,348	309,138
UltraTech Cement Ltd.	2,700	142,140
Vedanta Ltd.	32,000	107,455
Wipro Ltd., ADR	11,317	108,530
Yes Bank Ltd.	9,800	168,063
Zee Entertainment Enterprises Ltd.	17,771	118,298

		7,779,312

Indonesia — 2.7%
PT AKR Corporindo Tbk	34,131	16,810
PT Astra International Tbk	767,789	427,730
PT Bank Central Asia Tbk	432,119	455,953
PT Bank Danamon Indonesia Tbk	71,395	17,121
PT Bank Mandiri Persero Tbk	258,803	200,511
PT Bank Negara Indonesia Persero Tbk	162,216	61,942
PT Bank Rakyat Indonesia Persero Tbk	315,586	253,819
PT Bumi Serpong Damai Tbk	231,828	29,080
PT Charoen Pokphand Indonesia Tbk	139,686	32,467
PT Global Mediacom Tbk	193,843	8,439
PT Gudang Garam Tbk	21,038	100,902
PT Hanjaya Mandala Sampoerna Tbk	292,434	81,996
PT Indocement Tunggal Prakarsa Tbk	87,126	102,700
PT Indofood CBP Sukses Makmur Tbk	46,097	29,422
PT Indofood Sukses Makmur Tbk	107,908	60,314
PT Jasa Marga Persero Tbk	49,297	15,095
PT Kalbe Farma Tbk	822,401	91,024
PT Lippo Karawaci Tbk	761,007	42,957
PT Matahari Department Store Tbk	111,260	118,218
PT Media Nusantara Citra Tbk	115,721	14,815
PT Perusahaan Gas Negara Persero Tbk	265,894	51,992
PT Semen Indonesia Persero Tbk	126,075	82,561
PT Summarecon Agung Tbk	277,415	28,964
PT Surya Citra Media Tbk	267,152	49,478
PT Telekomunikasi Indonesia Persero Tbk	1,584,906	442,055
PT Tower Bersama Infrastructure Tbk	98,478	40,329
PT Unilever Indonesia Tbk	70,969	212,213
PT United Tractors Tbk	70,918	109,889

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Indonesia (Continued)
PT Waskita Karya Persero Tbk	89,997	$16,934
PT XL Axiata Tbk*	165,056	28,012

		3,223,742

Malaysia — 2.6%
Alliance Financial Group Bhd	37,776	32,566
AMMB Holdings Bhd	70,256	65,757
Astro Malaysia Holdings Bhd	65,148	38,074
Axiata Group Bhd	13,228	12,410
Berjaya Sports Toto Bhd	107,408	75,277
British American Tobacco Malaysia Bhd	4,744	46,951
DiGi.Com Bhd	112,952	123,170
Genting Bhd	10,492	18,700
Genting Malaysia Bhd	124,360	130,041
HAP Seng Consolidated Bhd	8,308	14,771
Hartalega Holdings Bhd	51,456	56,456
Hong Leong Bank Bhd	40,788	121,469
IHH Healthcare Bhd	116,428	172,061
IJM Corp. Bhd	36,584	26,459
IOI Corp. Bhd	97,904	95,361
IOI Properties Group Bhd	62,554	29,274
Kuala Lumpur Kepong Bhd	23,544	125,891
Lafarge Malaysia Bhd	43,436	70,027
Malayan Banking Bhd	151,732	263,985
Maxis Bhd	76,368	102,086
Petronas Chemicals Group Bhd	135,404	207,078
Petronas Dagangan Bhd	11,132	57,330
Petronas Gas Bhd	18,060	84,841
PPB Group Bhd	9,212	32,261
Public Bank Bhd	108,208	474,409
RHB Bank Bhd	19,600	0
RHB Bank Bhd	22,778	24,992
Sime Darby Bhd	100,088	178,392
Telekom Malaysia Bhd	51,920	71,730
Tenaga Nasional Bhd	77,372	243,238
UMW Holdings Bhd	53,564	61,648
Westports Holdings Bhd	40,964	40,083
YTL Corp. Bhd	200,269	64,574
YTL Power International Bhd	143,042	45,161

		3,206,523

Malta — 0.1%
Brait SE*	14,201	85,897

Mexico — 4.0%
Alfa SAB de CV, Class A	105,567	139,449
America Movil SAB de CV, Series L	1,009,436	614,217
Arca Continental SAB de CV	28,312	149,375
Cemex SAB de CV, Series CPO*	465,453	362,165
Coca-Cola Femsa SAB de CV, Series L	15,216	95,788
El Puerto de Liverpool SAB de CV, Class C1	4,173	32,918
Fibra Uno Administracion SA de CV REIT	103,936	160,480
Fomento Economico Mexicano SAB de CV	74,045	579,052
Gentera SAB de CV	34,719	54,620
Gruma SAB de CV, Class B	4,819	57,617

	Number of Shares	Value
Mexico (Continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,697	$22,966
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,409	49,236
Grupo Bimbo SAB de CV, Series A	68,915	158,589
Grupo Carso SAB de CV, Series A1	23,801	88,016
Grupo Comercial Chedraui SA de CV	9,368	16,996
Grupo Financiero Banorte SAB de CV, Class O	93,591	448,578
Grupo Financiero Inbursa SAB de CV, Class O	130,588	178,086
Grupo Financiero Santander Mexico SAB de CV, Class B	78,738	110,553
Grupo Lala SAB de CV	7,948	11,959
Grupo Mexico SAB de CV, Series B	144,276	394,768
Grupo Televisa SAB, Series CPO	83,690	345,848
Industrias Penoles SAB de CV	5,466	117,359
Kimberly-Clark de Mexico SAB de CV, Class A	48,708	85,433
Mexichem SAB de CV	50,771	121,055
OHL Mexico SAB de CV*	29,825	25,627
Promotora y Operadora de Infraestructura SAB de CV	6,524	57,488
Wal-Mart de Mexico SAB de CV	187,633	344,243

		4,822,481

Peru — 0.2%
Cia de Minas Buenaventura SAA, ADR	4,742	52,968
Credicorp Ltd.	1,157	181,290

		234,258

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	80,818	119,041
Aboitiz Power Corp.	149,724	129,161
Ayala Corp.	4,420	64,527
Ayala Land, Inc.	332,480	219,960
Bank of the Philippine Islands	77,608	140,453
BDO Unibank, Inc.	76,791	172,946
DMCI Holdings, Inc.	130,020	35,296
Energy Development Corp.	637,776	65,278
Globe Telecom, Inc.	2,249	66,027
GT Capital Holdings, Inc.	2,166	50,480
International Container Terminal Services, Inc.	36,712	53,300
JG Summit Holdings, Inc.	70,472	96,717
Jollibee Foods Corp.	27,668	120,063
Metro Pacific Investments Corp.	398,544	49,688
Metropolitan Bank & Trust Co.	68,365	103,104
PLDT, Inc.	4,051	103,128
Robinsons Land Corp.	23,356	12,094
Security Bank Corp.	9,448	34,482
SM Investments Corp.	11,328	142,141
SM Prime Holdings, Inc.	201,732	107,498
Universal Robina Corp.	50,296	171,834

		2,057,218

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Poland — 1.3%
Bank Pekao SA	7,147	$200,998
Bank Zachodni WBK SA	4,755	330,980
CCC SA	1,756	83,144
Cyfrowy Polsat SA*	35,660	204,904
Eurocash SA	5,779	53,515
Grupa Azoty SA	2,485	36,362
LPP SA	41	56,289
PGE Polska Grupa Energetyczna SA	34,176	75,461
Polski Koncern Naftowy ORLEN SA	10,064	183,062
Polskie Gornictwo Naftowe i Gazownictwo SA	86,490	101,864
Powszechna Kasa Oszczednosci Bank Polski SA*	15,499	94,258
Powszechny Zaklad Ubezpieczen SA	27,405	192,811

		1,613,648

Qatar — 0.6%
Barwa Real Estate Co.	2,908	24,599
Ezdan Holding Group QSC	24,611	100,036
Industries Qatar QSC	5,295	152,694
Masraf Al Rayan QSC	7,522	69,826
Qatar Gas Transport Co. Ltd.	3,380	21,444
Qatar National Bank SAQ	9,326	381,380

		749,979

Romania — 0.0%
New Europe Property Investments PLC	2,271	25,968

Russia — 4.6%
Gazprom PJSC, ADR	69,021	318,118
Gazprom PJSC	235,000	541,510
Lukoil PJSC, ADR	8,411	412,139
LUKOIL PJSC	4,900	241,908
Magnit PJSC, GDR	8,480	341,574
MMC Norilsk Nickel PJSC	1,700	273,027
Mobile TeleSystems PJSC, ADR	11,818	92,535
Novatek OJSC, GDR	6,492	766,705
PhosAgro PJSC, GDR	14,452	198,715
Rosneft PJSC, GDR	33,523	176,331
Sberbank of Russia PJSC	370,000	909,315
Severstal PJSC, GDR	22,588	340,401
Sistema PJSC FC, GDR	21,062	173,972
Surgutneftegas OJSC, ADR	57,079	259,424
Tatneft PJSC	44,700	268,788
VTB Bank PJSC, GDR	105,878	222,026

		5,536,488

South Africa — 6.4%
Anglo American Platinum Ltd.*	2,645	54,300
AngloGold Ashanti Ltd.*	14,752	162,783
Aspen Pharmacare Holdings Ltd.	10,116	208,342
Barclays Africa Group Ltd.	12,440	139,012
Bid Corp. Ltd.	8,867	155,307
Bidvest Group Ltd.	10,641	123,074
Capitec Bank Holdings Ltd.	1,834	84,719
Coronation Fund Managers Ltd.	4,500	22,952
Discovery Ltd.	9,494	75,143

	Number of Shares	Value
South Africa (Continued)
Exxaro Resources Ltd.	6,081	$41,728
FirstRand Ltd.	105,446	378,265
Fortress Income Fund Ltd.	32,530	70,571
Fortress Income Fund Ltd., Class A	7,926	9,138
Foschini Group Ltd.	6,170	65,020
Gold Fields Ltd.	32,654	103,454
Growthpoint Properties Ltd. REIT	66,389	117,333
Hyprop Investments Ltd. REIT	6,894	55,343
Impala Platinum Holdings Ltd.*	23,490	73,753
Imperial Holdings Ltd.	4,116	49,579
Investec Ltd. (a)	6,292	40,212
Liberty Holdings Ltd.	2,292	18,036
Life Healthcare Group Holdings Ltd.	24,750	54,572
MMI Holdings Ltd.	27,251	42,549
Mondi Ltd.	4,055	81,598
Mr Price Group Ltd.	6,597	67,973
MTN Group Ltd.	48,623	390,987
Naspers Ltd., Class N	13,810	2,015,814
Nedbank Group Ltd.	5,194	84,860
Netcare Ltd.	16,772	37,219
Pioneer Foods Group Ltd.	1,398	15,487
PSG Group Ltd.	3,685	50,921
Rand Merchant Investment Holdings Ltd.	15,744	43,181
Redefine Properties Ltd. REIT	163,828	120,449
Remgro Ltd.	15,121	224,610
Resilient REIT Ltd. REIT	12,052	88,608
RMB Holdings Ltd.	20,659	91,573
Sanlam Ltd.	45,631	199,898
Sappi Ltd.*	24,202	143,209
Sasol Ltd.	17,700	476,966
Shoprite Holdings Ltd.	12,035	159,817
Sibanye Gold Ltd.	31,994	66,295
SPAR Group Ltd. (a)	3,425	46,105
Standard Bank Group Ltd.	39,959	428,614
Steinhoff International Holdings NV (a)	94,955	438,975
Telkom SA SOC Ltd.	3,719	18,390
Tiger Brands Ltd. (a)	4,058	113,601
Truworths International Ltd.	12,170	60,653
Vodacom Group Ltd.	8,452	86,895
Woolworths Holdings Ltd.	30,811	142,110

		7,839,993

South Korea — 14.1%
Amorepacific Corp.	1,106	310,310
AMOREPACIFIC Group	854	94,235
BGF retail Co. Ltd.	1,114	82,903
BNK Financial Group, Inc.	2,742	21,016
Celltrion, Inc.*	2,812	246,310
Cheil Worldwide, Inc.	2,549	32,597
CJ CheilJedang Corp.	253	83,103
CJ Corp.	458	68,756
CJ E&M Corp.	820	39,560
CJ Korea Express Corp.*	192	30,219
Coway Co. Ltd.	2,650	191,544
Daelim Industrial Co. Ltd.	428	27,971
Daewoo Engineering & Construction Co. Ltd.*	2,300	10,172

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
DGB Financial Group, Inc.	4,863	$39,809
Dongbu Insurance Co. Ltd.	1,982	123,764
Dongsuh Cos., Inc.	1,233	28,055
Doosan Heavy Industries & Construction Co. Ltd.	2,607	57,534
E-MART, Inc.	756	121,576
GS Engineering & Construction Corp.*	1,491	30,163
GS Holdings Corp.	628	29,223
GS Retail Co. Ltd.	1,008	40,784
Hana Financial Group, Inc.	6,778	186,402
Hankook Tire Co. Ltd.	2,401	111,316
Hanmi Pharm. Co. Ltd.	188	59,260
Hanmi Science Co. Ltd.	539	34,579
Hanon Systems	7,300	60,945
Hanssem Co. Ltd.	466	82,314
Hanwha Chemical Corp.	4,722	93,911
Hanwha Corp.	1,346	40,643
Hanwha Life Insurance Co. Ltd.	8,873	50,549
Hotel Shilla Co. Ltd.	1,260	54,321
Hyosung Corp.	717	85,251
Hyundai Department Store Co. Ltd.	540	49,887
Hyundai Development Co.-Engineering & Construction	1,428	50,448
Hyundai Engineering & Construction Co. Ltd.	2,724	91,689
Hyundai Glovis Co. Ltd.	551	74,940
Hyundai Heavy Industries Co. Ltd.*	959	116,486
Hyundai Marine & Fire Insurance Co. Ltd.	3,460	107,732
Hyundai Mobis Co. Ltd.	2,503	533,123
Hyundai Motor Co.	4,961	564,401
Hyundai Steel Co.	1,721	73,460
Hyundai Wia Corp.	750	44,138
Industrial Bank of Korea	3,136	35,007
Kakao Corp.	899	59,751
Kangwon Land, Inc.	4,134	126,066
KB Financial Group, Inc.	9,199	331,276
KCC Corp.	111	35,368
KEPCO Plant Service & Engineering Co. Ltd.	888	43,828
Kia Motors Corp.	10,249	327,884
Korea Aerospace Industries Ltd.	1,984	112,518
Korea Electric Power Corp.	5,421	215,625
Korea Investment Holdings Co. Ltd.	912	31,244
Korea Zinc Co. Ltd.	280	113,049
Korean Air Lines Co. Ltd.*	1,115	29,805
KT&G Corp.	4,098	368,068
Kumho Petrochemical Co. Ltd.	985	61,507
LG Chem Ltd.	1,515	293,527
LG Corp.	3,572	172,634
LG Display Co. Ltd.	6,021	144,209
LG Electronics, Inc.	3,675	141,147
LG Household & Health Care Ltd.	330	222,155
LG Innotek Co. Ltd.	304	21,089
LG Uplus Corp.	11,602	113,633
Lotte Chemical Corp.	598	164,456
Lotte Chilsung Beverage Co. Ltd.	22	29,489
Lotte Confectionery Co. Ltd.	139	21,224

	Number of Shares	Value
South Korea (Continued)
Lotte Shopping Co. Ltd.	671	$124,552
NAVER Corp.	856	584,310
NCSoft Corp.	641	149,140
Neo Holdings Co. Ltd.*	26	0
OCI Co. Ltd.*	822	51,751
Orion Corp.	104	60,494
Ottogi Corp.	47	27,821
POSCO	2,269	484,253
Posco Daewoo Corp.	2,709	61,755
S-1 Corp.	626	50,817
Samsung C&T Corp.	2,628	287,741
Samsung Card Co. Ltd.	2,216	79,234
Samsung Electro-Mechanics Co. Ltd.	1,676	66,378
Samsung Electronics Co. Ltd.	3,153	4,709,070
Samsung Fire & Marine Insurance Co. Ltd.	1,201	301,008
Samsung Life Insurance Co. Ltd.	3,181	310,195
Samsung SDI Co. Ltd.	2,039	160,985
Samsung SDS Co. Ltd.	1,003	115,825
Shinhan Financial Group Co. Ltd.	12,919	487,343
Shinsegae Inc.	201	31,034
SK Holdings Co. Ltd.	1,525	301,987
SK Hynix, Inc.	18,188	667,435
SK Innovation Co. Ltd.	1,632	212,891
SK Networks Co. Ltd.	6,800	39,553
SK Telecom Co. Ltd.	528	102,073
S-Oil Corp.	1,371	98,511
Woori Bank	7,771	79,767
Yuhan Corp.	343	57,800

		17,193,681

Taiwan — 12.8%
Acer, Inc.*	169,577	71,825
Advanced Semiconductor Engineering, Inc.	253,364	272,259
Advantech Co. Ltd.	17,449	140,422
Asia Cement Corp.	51,460	45,288
Asia Pacific Telecom Co. Ltd.*	11,288	3,513
Asustek Computer, Inc.	26,987	223,530
AU Optronics Corp.	425,550	152,874
Catcher Technology Co. Ltd.	22,252	161,621
Cathay Financial Holding Co. Ltd.	186,311	274,150
Chailease Holding Co. Ltd.	38,278	65,332
Cheng Shin Rubber Industry Co. Ltd.	64,961	122,287
Chicony Electronics Co. Ltd.	23,936	56,399
China Airlines Ltd.	120,044	36,006
China Life Insurance Co. Ltd.	81,884	87,348
China Steel Corp.	422,592	331,466
Chunghwa Telecom Co. Ltd.	141,458	477,104
Compal Electronics, Inc.	162,767	92,687
CTBC Financial Holding Co. Ltd.	443,500	243,505
Delta Electronics, Inc.	76,216	382,598
E.Sun Financial Holding Co. Ltd.	244,459	141,891
Eclat Textile Co. Ltd.	8,043	83,274
Eva Airways Corp.	102,689	50,421
Evergreen Marine Corp. Taiwan Ltd.*	77,093	29,146
Far Eastern New Century Corp.	44,570	32,862

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Far EasTone Telecommunications Co. Ltd.	66,203	$153,289
Feng TAY Enterprise Co. Ltd.	20,038	75,128
First Financial Holding Co. Ltd.	197,903	104,313
Formosa Chemicals & Fibre Corp.	106,385	333,444
Formosa Petrochemical Corp.	17,551	59,195
Formosa Plastics Corp.	142,374	405,596
Formosa Taffeta Co. Ltd.	23,367	21,847
Foxconn Technology Co. Ltd.	45,703	119,875
Fubon Financial Holding Co. Ltd.	204,612	317,449
Giant Manufacturing Co. Ltd.	11,436	68,172
Highwealth Construction Corp.	8,898	13,344
Hiwin Technologies Corp.	3,081	12,808
Hon Hai Precision Industry Co. Ltd.	485,253	1,248,415
Hotai Motor Co. Ltd.	8,348	95,992
HTC Corp.*	16,521	43,696
Hua Nan Financial Holdings Co. Ltd.	117,076	59,506
Innolux Corp.	71,870	24,804
Inotera Memories, Inc.*	115,714	108,914
Inventec Corp.	96,046	64,939
Largan Precision Co. Ltd.	2,857	330,761
Lite-On Technology Corp.	74,179	117,065
MediaTek, Inc.	48,906	339,870
Mega Financial Holding Co. Ltd.	264,097	188,505
Merida Industry Co. Ltd.	7,859	34,397
Nan Ya Plastics Corp.	156,282	329,010
Nien Made Enterprise Co. Ltd.	5,363	60,069
Novatek Microelectronics Corp.	22,156	73,684
OBI Pharma, Inc.*	3,691	32,541
Pegatron Corp.	81,219	193,409
Phison Electronics Corp.	6,549	50,032
Pou Chen Corp.	90,493	113,141
Powertech Technology, Inc.	30,541	78,477
President Chain Store Corp.	20,121	151,193
Quanta Computer, Inc.	101,757	189,639
Realtek Semiconductor Corp.	20,871	64,827
Siliconware Precision Industries Co. Ltd.	109,847	166,289
Simplo Technology Co. Ltd.	12,799	37,827
SinoPac Financial Holdings Co. Ltd.	214,245	61,169
Standard Foods Corp.	11,674	27,690
Synnex Technology International Corp.	57,956	59,278
TaiMed Biologics, Inc.*	3,619	20,268
Taishin Financial Holding Co. Ltd.	149,685	54,947
Taiwan Business Bank	67,519	17,095
Taiwan Cement Corp.	100,491	116,183
Taiwan Cooperative Financial Holding Co. Ltd.	154,029	67,898
Taiwan Fertilizer Co. Ltd.	17,518	22,287
Taiwan Mobile Co. Ltd.	64,568	217,772
Taiwan Semiconductor Manufacturing Co. Ltd.	820,506	4,710,965
Teco Electric and Machinery Co. Ltd.	34,784	29,084
Transcend Information, Inc.	14,107	38,683
Uni-President Enterprises Corp.	168,464	288,059
United Microelectronics Corp.	474,488	167,477
Vanguard International Semiconductor Corp.	45,448	85,697
Wistron Corp.	82,933	59,325

	Number of Shares	Value
Taiwan (Continued)
WPG Holdings Ltd.	66,907	$82,812
Zhen Ding Technology Holding Ltd.	17,633	35,462

		15,621,421

Thailand — 1.9%
Indorama Ventures PCL, NVDR	349,636	323,379
IRPC PCL, NVDR	1,397,721	189,604
Kasikornbank PCL, NVDR	78,288	371,917
Krung Thai Bank PCL, NVDR	800,552	394,897
PTT Exploration & Production PCL, NVDR	27,736	64,132
PTT PCL, NVDR	18,160	177,632
Siam Commercial Bank PCL, NVDR	120,256	493,771
Thai Oil PCL, NVDR	116,240	241,084

		2,256,416

Turkey — 1.2%
Akbank TAS	78,339	172,151
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,434	33,765
Arcelik AS	8,891	51,860
BIM Birlesik Magazalar AS	9,510	133,417
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	53,608	45,093
Eregli Demir ve Celik Fabrikalari TAS	74,024	101,480
Ford Otomotiv Sanayi AS	6,375	53,550
Haci Omer Sabanci Holding AS	36,820	93,880
KOC Holding AS	28,920	104,798
Petkim Petrokimya Holding AS	10,955	11,638
TAV Havalimanlari Holding AS	6,570	24,726
Tofas Turk Otomobil Fabrikasi AS	6,408	39,988
Tupras Turkiye Petrol Rafinerileri AS	3,547	70,719
Turk Hava Yollari AO*	26,068	36,495
Turkcell Iletisim Hizmetleri AS*	16,305	42,854
Turkiye Garanti Bankasi AS	81,944	173,872
Turkiye Halk Bankasi AS	16,805	42,994
Turkiye Is Bankasi, Class C	58,600	82,211
Turkiye Sise ve Cam Fabrikalari AS	26,262	25,378
Turkiye Vakiflar Bankasi TAO, Class D	30,005	36,418
Ulker Biskuvi Sanayi AS	4,796	24,080

		1,401,367

United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	73,542	124,145
Aldar Properties PJSC	133,681	90,266
DP World Ltd.	7,502	116,506
Dubai Islamic Bank PJSC	57,388	81,876
Emaar Malls PJSC	19,513	13,814
Emaar Properties PJSC	132,794	246,584
Emirates Telecommunications Group Co. PJSC	30,319	153,956
First Gulf Bank PJSC	55,478	175,219
National Bank of Abu Dhabi PJSC	41,573	106,400

		1,108,766

United States — 0.3%
Yum China Holdings, Inc.*	12,800	359,936

TOTAL COMMON STOCKS (Cost $124,540,153)		116,827,439

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
PREFERRED STOCKS — 4.1%
Brazil — 3.1%
Banco Bradesco SA	86,174	$758,024
Braskem SA, Class A	3,779	30,728
Centrais Eletricas Brasileiras SA, Class B*	6,398	53,593
Cia Brasileira de Distribuicao	5,372	86,726
Cia Energetica de Minas Gerais	24,165	56,446
Gerdau SA	28,458	114,016
Itau Unibanco Holding SA	98,483	1,031,406
Itausa — Investimentos Itau SA	126,212	321,310
Lojas Americanas SA	14,716	71,273
Petroleo Brasileiro SA*	117,799	557,290
Suzano Papel e Celulose SA, Class A	12,690	48,215
Telefonica Brasil SA	12,727	169,942
Vale SA*	59,553	449,899

		3,748,868

Chile — 0.1%
Embotelladora Andina SA, Class B	11,435	42,662
Sociedad Quimica y Minera de Chile SA, Class B	2,756	78,334

		120,996

Colombia — 0.1%
Bancolombia SA	11,183	94,566

South Korea — 0.8%
Amorepacific Corp.	287	47,749
Hyundai Motor Co.	687	56,298
Hyundai Motor Co. — 2nd Preferred	1,160	98,531
LG Chem Ltd.	375	52,767
LG Household & Health Care Ltd.	87	37,098

	Number of Shares	Value
South Korea (Continued)
Samsung Electronics Co. Ltd.	611	$708,709

		1,001,152

TOTAL PREFERRED STOCKS (Cost $4,148,313)		4,965,582

RIGHTS — 0.0%
Chile — 0.0%
Latam Airlines Group SA*, expires 12/21/16	1,001	15

Indonesia — 0.0%
PT Jasa Marga Persero Tbk*, expires 12/08/16	3,637	67

Taiwan — 0.0%
Taishin Financial Holding Co. Ltd.*, expires 12/20/16	6,226	0

TOTAL RIGHTS (Cost $0)		82

SECURITIES LENDING COLLATERAL — 0.9%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (b)(c) (Cost $1,126,424)	1,126,424	1,126,424

TOTAL INVESTMENTS — 101.1% (Cost $129,814,890)†		$122,919,527
Other assets and liabilities, net — (1.1%)		(1,348,570)

NET ASSETS — 100.0%		$121,570,957

*	Non-income producing security.
†	The cost for federal income tax purposes was $133,242,487. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $10,322,960. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,302,785 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,625,745.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $617,081, which is 0.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

At November 30, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index Futures	USD	12	$517,800	12/16/2016	$(20,460)

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	12/5/2016	BRL	3,952,100	USD	1,162,724	$(4,044)
JP Morgan & Chase Co.	12/5/2016	BRL	18,292,797	USD	5,717,214	316,677
The Bank of New York Mellon	12/5/2016	BRL	4,678,510	USD	1,463,864	82,639
The Bank of Nova Scotia	12/5/2016	BRL	10,747,055	USD	3,343,617	170,791
The Bank of Nova Scotia	12/5/2016	BRL	3,622,000	USD	1,126,874	57,561
The Bank of Nova Scotia	12/5/2016	BRL	81,000	USD	25,124	1,211
Goldman Sachs & Co.	12/5/2016	CLP	140,993,100	USD	209,204	710
JP Morgan & Chase Co.	12/5/2016	CLP	1,962,231,300	USD	3,002,649	100,998
The Bank of Nova Scotia	12/5/2016	CLP	646,295,500	USD	956,058	348
The Bank of Nova Scotia	12/5/2016	CLP	73,887,000	USD	113,498	4,237
JP Morgan & Chase Co.	12/5/2016	COP	1,924,615,100	USD	637,444	12,123
The Bank of Nova Scotia	12/5/2016	COP	1,411,959,500	USD	458,280	(476)
JP Morgan & Chase Co.	12/5/2016	CZK	1,200,500	USD	48,746	1,677
The Bank of New York Mellon	12/5/2016	CZK	7,891,200	USD	320,450	11,058
The Bank of Nova Scotia	12/5/2016	CZK	378,600	USD	15,490	647
The Bank of Nova Scotia	12/5/2016	CZK	2,655,600	USD	104,113	(6)
The Bank of Nova Scotia	12/5/2016	CZK	668,000	USD	27,138	948
The Bank of Nova Scotia	12/5/2016	EUR	2,076	USD	2,279	78
Goldman Sachs & Co.	12/5/2016	HKD	26,638,300	USD	3,434,320	(109)
JP Morgan & Chase Co.	12/5/2016	HKD	196,548,863	USD	25,347,440	6,743
The Bank of New York Mellon	12/5/2016	HKD	27,239,385	USD	3,513,082	1,156
The Bank of Nova Scotia	12/5/2016	HKD	37,987,200	USD	4,899,020	1,398
Goldman Sachs & Co.	12/5/2016	HUF	20,569,500	USD	69,459	(239)
JP Morgan & Chase Co.	12/5/2016	HUF	134,594,300	USD	478,861	22,800
The Bank of Nova Scotia	12/5/2016	HUF	45,294,200	USD	161,148	7,672
The Bank of Nova Scotia	12/5/2016	HUF	12,094,000	USD	43,028	2,049
Goldman Sachs & Co.	12/5/2016	IDR	5,806,607,300	USD	426,643	(1,490)
JP Morgan & Chase Co.	12/5/2016	IDR	55,417,671,000	USD	4,224,552	138,496
The Bank of Nova Scotia	12/5/2016	IDR	4,907,740,500	USD	373,553	11,696
The Bank of Nova Scotia	12/5/2016	IDR	1,222,670,000	USD	90,568	418
Goldman Sachs & Co.	12/5/2016	INR	54,743,900	USD	797,783	(1,596)
JP Morgan & Chase Co.	12/5/2016	INR	591,042,944	USD	8,811,935	181,434
The Bank of Nova Scotia	12/5/2016	INR	80,100,601	USD	1,166,797	(2,845)
The Bank of Nova Scotia	12/5/2016	INR	10,223,000	USD	152,742	3,464
Goldman Sachs & Co.	12/5/2016	KRW	2,586,534,200	USD	2,193,837	(18,656)
JP Morgan & Chase Co.	12/5/2016	KRW	24,533,310,500	USD	21,390,976	405,452
The Bank of Nova Scotia	12/5/2016	KRW	392,324,600	USD	333,326	(2,264)
The Bank of Nova Scotia	12/5/2016	KRW	10,402,000	USD	9,081	183
The Bank of Nova Scotia	12/5/2016	KRW	2,045,490,400	USD	1,781,786	32,096
Goldman Sachs & Co.	12/5/2016	MXN	12,747,600	USD	621,683	2,532
JP Morgan & Chase Co.	12/5/2016	MXN	105,681,962	USD	5,598,224	465,256
The Bank of Nova Scotia	12/5/2016	MXN	12,931,000	USD	685,034	56,976
The Bank of Nova Scotia	12/5/2016	MXN	746,000	USD	39,520	3,287
Goldman Sachs & Co.	12/5/2016	MYR	1,719,500	USD	384,375	(567)
JP Morgan & Chase Co.	12/5/2016	MYR	21,609,192	USD	5,136,485	298,876
The Bank of Nova Scotia	12/5/2016	MYR	5,560,141	USD	1,240,411	(4,328)
Goldman Sachs & Co.	12/5/2016	PHP	13,406,800	USD	268,722	(842)
JP Morgan & Chase Co.	12/5/2016	PHP	91,196,000	USD	1,878,200	44,571
The Bank of Nova Scotia	12/5/2016	PHP	49,367,216	USD	1,015,577	22,977
Goldman Sachs & Co.	12/5/2016	PLN	773,600	USD	184,309	257

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/5/2016	PLN	7,138,500	USD	1,812,283	$113,921
The Bank of Nova Scotia	12/5/2016	PLN	41,000	USD	10,436	682
The Bank of Nova Scotia	12/5/2016	PLN	155,000	USD	39,348	2,471
The Bank of Nova Scotia	12/5/2016	PLN	149,000	USD	37,825	2,376
Goldman Sachs & Co.	12/5/2016	QAR	368,800	USD	101,269	(6)
Goldman Sachs & Co.	12/5/2016	RUB	17,240,200	USD	276,023	7,539
JP Morgan & Chase Co.	12/5/2016	RUB	96,348,155	USD	1,509,464	9,019
The Bank of New York Mellon	12/5/2016	RUB	6,878,000	USD	107,151	38
The Bank of Nova Scotia	12/5/2016	RUB	76,645,638	USD	1,196,653	3,039
Goldman Sachs & Co.	12/5/2016	TRY	628,100	USD	182,906	310
JP Morgan & Chase Co.	12/5/2016	TRY	5,580,772	USD	1,789,277	166,880
The Bank of Nova Scotia	12/5/2016	TRY	69,000	USD	22,128	2,069
The Bank of Nova Scotia	12/5/2016	TRY	25,000	USD	8,017	749
The Bank of Nova Scotia	12/5/2016	TRY	188,000	USD	60,291	5,637
Goldman Sachs & Co.	12/5/2016	TWD	62,023,600	USD	1,942,487	(3,800)
JP Morgan & Chase Co.	12/5/2016	TWD	476,825,884	USD	15,089,904	127,216
The Bank of Nova Scotia	12/5/2016	TWD	148,709,156	USD	4,705,986	39,526
The Bank of Nova Scotia	12/5/2016	TWD	1,276,000	USD	40,428	387
Goldman Sachs & Co.	12/5/2016	USD	929,174	BRL	3,161,700	4,247
Goldman Sachs & Co.	12/5/2016	USD	234,345	BRL	790,400	(998)
Goldman Sachs & Co.	12/5/2016	USD	41,843	CLP	28,198,600	(144)
Goldman Sachs & Co.	12/5/2016	USD	167,704	CLP	112,794,500	(909)
Goldman Sachs & Co.	12/5/2016	USD	2,747,650	HKD	21,310,600	(112)
Goldman Sachs & Co.	12/5/2016	USD	687,029	HKD	5,327,700	(138)
Goldman Sachs & Co.	12/5/2016	USD	14,158	HUF	4,113,900	(218)
Goldman Sachs & Co.	12/5/2016	USD	56,230	HUF	16,455,600	(472)
Goldman Sachs & Co.	12/5/2016	USD	346,301	IDR	4,645,285,800	(3,795)
Goldman Sachs & Co.	12/5/2016	USD	86,024	IDR	1,161,321,500	(397)
Goldman Sachs & Co.	12/5/2016	USD	160,258	INR	10,948,800	(382)
Goldman Sachs & Co.	12/5/2016	USD	639,578	INR	43,795,100	(75)
Goldman Sachs & Co.	12/5/2016	USD	1,774,638	KRW	2,069,227,400	(4,643)
Goldman Sachs & Co.	12/5/2016	USD	439,244	KRW	517,306,800	3,254
Goldman Sachs & Co.	12/5/2016	USD	124,499	MXN	2,549,500	(670)
Goldman Sachs & Co.	12/5/2016	USD	494,189	MXN	10,198,100	1,132
Goldman Sachs & Co.	12/5/2016	USD	78,124	MYR	343,900	(1,135)
Goldman Sachs & Co.	12/5/2016	USD	308,299	MYR	1,375,600	(346)
Goldman Sachs & Co.	12/5/2016	USD	53,789	PHP	2,681,400	124
Goldman Sachs & Co.	12/5/2016	USD	215,998	PHP	10,725,400	(349)
Goldman Sachs & Co.	12/5/2016	USD	37,121	PLN	154,700	(316)
Goldman Sachs & Co.	12/5/2016	USD	148,597	PLN	618,900	(1,351)
Goldman Sachs & Co.	12/5/2016	USD	81,013	QAR	295,000	(4)
Goldman Sachs & Co.	12/5/2016	USD	20,269	QAR	73,800	(3)
Goldman Sachs & Co.	12/5/2016	USD	53,665	RUB	3,448,000	31
Goldman Sachs & Co.	12/5/2016	USD	211,821	RUB	13,792,200	2,967
Goldman Sachs & Co.	12/5/2016	USD	37,249	TRY	125,600	(736)
Goldman Sachs & Co.	12/5/2016	USD	147,347	TRY	502,500	(1,264)
Goldman Sachs & Co.	12/5/2016	USD	388,984	TWD	12,404,700	273
Goldman Sachs & Co.	12/5/2016	USD	1,561,865	TWD	49,618,900	(4,836)
Goldman Sachs & Co.	12/5/2016	USD	839,337	ZAR	11,644,200	(13,075)
Goldman Sachs & Co.	12/5/2016	USD	204,228	ZAR	2,911,100	2,341
JP Morgan & Chase Co.	12/5/2016	USD	5,385,779	BRL	18,292,797	14,758
JP Morgan & Chase Co.	12/5/2016	USD	2,916,385	CLP	1,962,231,300	(14,733)
JP Morgan & Chase Co.	12/5/2016	USD	626,309	COP	1,924,615,100	(988)
JP Morgan & Chase Co.	12/5/2016	USD	46,922	CZK	1,200,500	146
JP Morgan & Chase Co.	12/5/2016	USD	25,341,884	HKD	196,548,863	(1,187)
JP Morgan & Chase Co.	12/5/2016	USD	454,613	HUF	134,594,300	1,448
JP Morgan & Chase Co.	12/5/2016	USD	4,083,837	IDR	55,417,671,000	2,219

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/5/2016	USD	8,617,922	INR	591,042,944	$12,580
JP Morgan & Chase Co.	12/5/2016	USD	20,828,008	KRW	24,533,310,500	157,516
JP Morgan & Chase Co.	12/5/2016	USD	5,154,999	MXN	105,681,962	(22,031)
JP Morgan & Chase Co.	12/5/2016	USD	4,846,197	MYR	21,609,192	(8,588)
JP Morgan & Chase Co.	12/5/2016	USD	1,831,355	PHP	91,196,000	2,274
JP Morgan & Chase Co.	12/5/2016	USD	1,695,281	PLN	7,138,500	3,081
JP Morgan & Chase Co.	12/5/2016	USD	1,493,886	RUB	96,348,155	6,559
JP Morgan & Chase Co.	12/5/2016	USD	1,620,494	TRY	5,580,772	1,902
JP Morgan & Chase Co.	12/5/2016	USD	14,942,836	TWD	476,825,884	19,852
JP Morgan & Chase Co.	12/5/2016	USD	8,354,082	ZAR	117,762,145	2,213
The Bank of New York Mellon	12/5/2016	USD	1,380,702	BRL	4,678,510	522
The Bank of New York Mellon	12/5/2016	USD	308,351	CZK	7,891,200	1,041
The Bank of New York Mellon	12/5/2016	USD	3,511,769	HKD	27,239,385	157
The Bank of New York Mellon	12/5/2016	USD	107,755	RUB	6,878,000	(643)
The Bank of Nova Scotia	12/5/2016	USD	4,098,691	BRL	13,915,055	9,416
The Bank of Nova Scotia	12/5/2016	USD	166,449	BRL	535,000	(8,502)
The Bank of Nova Scotia	12/5/2016	USD	882,953	CLP	574,802,500	(32,963)
The Bank of Nova Scotia	12/5/2016	USD	214,777	CLP	139,820,000	(8,018)
The Bank of Nova Scotia	12/5/2016	USD	8,506	CLP	5,560,000	(284)
The Bank of Nova Scotia	12/5/2016	USD	443,631	COP	1,335,772,000	(9,629)
The Bank of Nova Scotia	12/5/2016	USD	16,301	COP	49,081,500	(354)
The Bank of Nova Scotia	12/5/2016	USD	8,978	COP	27,106,000	(172)
The Bank of Nova Scotia	12/5/2016	USD	150,407	CZK	3,702,200	(5,254)
The Bank of Nova Scotia	12/5/2016	USD	2,203	EUR	2,076	(2)
The Bank of Nova Scotia	12/5/2016	USD	3,201,911	HKD	24,835,800	125
The Bank of Nova Scotia	12/5/2016	USD	505,981	HKD	3,923,400	(144)
The Bank of Nova Scotia	12/5/2016	USD	1,190,089	HKD	9,228,000	(340)
The Bank of Nova Scotia	12/5/2016	USD	194,405	HUF	57,388,200	50
The Bank of Nova Scotia	12/5/2016	USD	362,459	IDR	4,761,989,500	(11,348)
The Bank of Nova Scotia	12/5/2016	USD	104,157	IDR	1,368,421,000	(3,261)
The Bank of Nova Scotia	12/5/2016	USD	477,133	INR	31,934,500	(10,820)
The Bank of Nova Scotia	12/5/2016	USD	872,391	INR	58,389,101	(19,784)
The Bank of Nova Scotia	12/5/2016	USD	220,786	KRW	253,462,000	(3,977)
The Bank of Nova Scotia	12/5/2016	USD	1,911,807	KRW	2,194,755,000	(34,438)
The Bank of Nova Scotia	12/5/2016	USD	649,482	MXN	13,296,000	(3,696)
The Bank of Nova Scotia	12/5/2016	USD	20,082	MXN	381,000	(1,576)
The Bank of Nova Scotia	12/5/2016	USD	423,297	MYR	1,777,000	(25,483)
The Bank of Nova Scotia	12/5/2016	USD	121,010	MYR	508,000	(7,285)
The Bank of Nova Scotia	12/5/2016	USD	780,167	MYR	3,275,141	(46,967)
The Bank of Nova Scotia	12/5/2016	USD	112,857	PHP	5,486,000	(2,553)
The Bank of Nova Scotia	12/5/2016	USD	682,781	PHP	33,934,216	(484)
The Bank of Nova Scotia	12/5/2016	USD	204,629	PHP	9,947,000	(4,630)
The Bank of Nova Scotia	12/5/2016	USD	66,816	PLN	263,200	(4,197)
The Bank of Nova Scotia	12/5/2016	USD	19,510	PLN	81,800	(48)
The Bank of Nova Scotia	12/5/2016	USD	54,301	RUB	3,478,000	(138)
The Bank of Nova Scotia	12/5/2016	USD	1,115,357	RUB	71,438,638	(2,832)
The Bank of Nova Scotia	12/5/2016	USD	27,056	RUB	1,729,000	(130)
The Bank of Nova Scotia	12/5/2016	USD	82,175	TRY	282,000	(195)
The Bank of Nova Scotia	12/5/2016	USD	3,204,448	TWD	102,061,656	(1,776)
The Bank of Nova Scotia	12/5/2016	USD	33,608	TWD	1,062,000	(282)
The Bank of Nova Scotia	12/5/2016	USD	1,482,959	TWD	46,861,500	(12,456)
The Bank of Nova Scotia	12/5/2016	USD	243,458	ZAR	3,304,500	(8,974)
The Bank of Nova Scotia	12/5/2016	USD	594,187	ZAR	8,065,000	(21,902)
The Bank of Nova Scotia	12/5/2016	USD	1,289,527	ZAR	18,087,230	(6,074)
Goldman Sachs & Co.	12/5/2016	ZAR	14,555,300	USD	1,029,553	(3,278)
JP Morgan & Chase Co.	12/5/2016	ZAR	117,762,145	USD	8,676,769	320,474
The Bank of Nova Scotia	12/5/2016	ZAR	19,364,000	USD	1,426,638	52,586

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	ZAR	6,586,330	USD	485,246	$17,886
The Bank of Nova Scotia	12/5/2016	ZAR	3,405,000	USD	251,004	9,389
The Bank of Nova Scotia	12/5/2016	ZAR	101,400	USD	7,484	289
Goldman Sachs & Co.	12/6/2016	AED	476,700	USD	129,778	(11)
The Bank of Nova Scotia	12/6/2016	AED	4,662,321	USD	1,268,659	(725)
JP Morgan & Chase Co.	12/6/2016	EGP	10,352,000	USD	936,833	358,149
The Bank of Nova Scotia	12/6/2016	EGP	6,279,000	USD	346,906	(4,094)
The Bank of Nova Scotia	12/6/2016	EGP	292,000	USD	27,943	11,620
The Bank of Nova Scotia	12/6/2016	QAR	3,442,180	USD	943,580	(1,632)
Goldman Sachs & Co.	12/6/2016	THB	9,471,600	USD	264,977	(475)
The Bank of Nova Scotia	12/6/2016	THB	97,442,813	USD	2,780,148	49,204
The Bank of Nova Scotia	12/6/2016	THB	268,000	USD	7,647	136
Goldman Sachs & Co.	12/6/2016	USD	103,839	AED	381,400	3
Goldman Sachs & Co.	12/6/2016	USD	25,946	AED	95,300	1
Goldman Sachs & Co.	12/6/2016	USD	53,316	THB	1,894,300	(226)
Goldman Sachs & Co.	12/6/2016	USD	212,971	THB	7,577,300	(609)
JP Morgan & Chase Co.	12/6/2016	USD	583,211	EGP	10,352,000	(4,527)
The Bank of Nova Scotia	12/6/2016	USD	57,959	AED	213,000	33
The Bank of Nova Scotia	12/6/2016	USD	1,211,524	AED	4,449,321	(132)
The Bank of Nova Scotia	12/6/2016	USD	628,804	EGP	6,571,000	(261,480)
The Bank of Nova Scotia	12/6/2016	USD	945,784	QAR	3,442,180	(571)
The Bank of Nova Scotia	12/6/2016	USD	68,503	THB	2,401,000	(1,212)
The Bank of Nova Scotia	12/6/2016	USD	2,477,983	THB	88,402,313	(409)
The Bank of Nova Scotia	12/6/2016	USD	197,078	THB	6,907,500	(3,488)
Goldman Sachs & Co.	1/5/2017	AED	3,303,000	USD	899,045	(125)
The Bank of Nova Scotia	1/5/2017	BRL	32,047,000	USD	9,346,419	(25,542)
The Bank of New York Mellon	1/5/2017	CLP	989,081,000	USD	1,459,898	780
JP Morgan & Chase Co.	1/5/2017	COP	1,593,442,000	USD	515,522	861
Goldman Sachs & Co.	1/5/2017	CZK	5,644,000	USD	220,952	(1,198)
Goldman Sachs & Co.	1/5/2017	EGP	2,890,000	USD	159,669	(667)
JP Morgan & Chase Co.	1/5/2017	EUR	391,000	USD	414,148	(1,133)
RBC Capital Markets	1/5/2017	HKD	102,202,500	USD	13,177,342	(2,286)
The Bank of New York Mellon	1/5/2017	HKD	102,202,500	USD	13,178,152	(1,475)
Goldman Sachs & Co.	1/5/2017	HUF	104,718,000	USD	353,514	(1,667)
Goldman Sachs & Co.	1/5/2017	IDR	41,003,178,000	USD	2,996,213	(13,010)
JP Morgan & Chase Co.	1/5/2017	INR	687,681,000	USD	9,992,459	(17,479)
Goldman Sachs & Co.	1/5/2017	KRW	20,548,661,000	USD	17,426,673	(149,810)
The Bank of New York Mellon	1/5/2017	MXN	88,096,000	USD	4,275,280	13,026
The Bank of New York Mellon	1/5/2017	MYR	13,701,000	USD	3,039,601	(23,883)
The Bank of New York Mellon	1/5/2017	PHP	73,091,000	USD	1,458,902	(9,771)
The Bank of Nova Scotia	1/5/2017	PLN	5,354,000	USD	1,276,481	3,195
Goldman Sachs & Co.	1/5/2017	QAR	3,651,000	USD	1,001,591	(154)
Goldman Sachs & Co.	1/5/2017	THB	98,632,000	USD	2,757,394	(6,297)
JP Morgan & Chase Co.	1/5/2017	TRY	4,325,000	USD	1,247,178	(962)
The Bank of New York Mellon	1/5/2017	TWD	240,246,500	USD	7,507,703	(39,056)
The Bank of Nova Scotia	1/5/2017	TWD	240,246,500	USD	7,507,703	(39,056)
JP Morgan & Chase Co.	1/5/2017	ZAR	116,131,000	USD	8,185,301	(1,492)
JP Morgan & Chase Co.	1/10/2017	RUB	256,253,000	USD	3,943,142	(13,091)

Total net unrealized appreciation						$2,983,414

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Phillippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$116,827,439	$—	$0	$116,827,439
Preferred Stocks (d)	4,965,582	—	—	4,965,582
Rights (d)	82	—	0	82
Short-Term Investments	1,126,424	—	—	1,126,424
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	4,041,211	—	4,041,211

TOTAL	$122,919,527	$4,041,211	$0	$126,960,738

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(20,460)	$—	$—	$(20,460)
Forward Foreign Currency Exchange Contracts	—	(1,057,797)	—	(1,057,797)

TOTAL	$(20,460)	$(1,057,797)	$—	$(1,078,257)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

During the period ended November 30, 2016, the amount of transfers between Level 3 and Level 1 was $28,956. Investments were transferred from Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.9%
Australia — 0.5%
BHP Billiton PLC	674,596	$11,086,694

Austria — 0.3%
ANDRITZ AG	23,253	1,199,703
Erste Group Bank AG*	96,095	2,672,446
OMV AG	47,039	1,520,306
Raiffeisen Bank International AG*(a)	37,431	681,750
voestalpine AG	36,322	1,376,420

		7,450,625

Belgium — 1.9%
Ageas	62,256	2,323,556
Anheuser-Busch InBev SA/NV	243,369	25,287,905
Colruyt SA	21,504	1,086,789
Groupe Bruxelles Lambert SA	25,769	2,115,258
KBC Group NV	80,123	4,804,680
Proximus SADP	48,585	1,373,570
Solvay SA	23,672	2,703,314
Telenet Group Holding NV*	16,847	889,551
UCB SA	40,382	2,597,890
Umicore SA	30,407	1,821,784

		45,004,297

Chile — 0.1%
Antofagasta PLC (b)	125,953	1,085,815

Denmark — 2.6%
A.P. Moller — Maersk A/S, Class A	1,203	1,527,665
A.P. Moller — Maersk A/S, Class B	2,089	2,770,316
Carlsberg A/S, Class B	34,167	2,905,510
Chr Hansen Holding A/S	31,586	1,748,391
Coloplast A/S, Class B	37,945	2,410,090
Danske Bank A/S	219,939	6,425,533
DONG Energy A/S, 144A*	26,900	917,697
DSV A/S	60,686	2,730,734
Genmab A/S*	18,261	3,163,001
ISS A/S	53,373	1,824,627
Novo Nordisk A/S, Class B	610,673	20,702,696
Novozymes A/S, Class B	73,664	2,495,217
Pandora A/S	35,519	4,227,158
TDC A/S*	259,353	1,319,605
Tryg A/S	36,563	657,789
Vestas Wind Systems A/S	70,762	4,668,850
William Demant Holding A/S*	38,244	647,174

		61,142,053

Finland — 1.5%
Elisa OYJ	45,430	1,426,172
Fortum OYJ	141,873	2,059,987
Kone OYJ, Class B	107,720	4,744,781
Metso OYJ (a)	36,016	1,019,180
Neste OYJ	40,948	1,681,701
Nokia OYJ	1,863,880	8,020,257
Nokian Renkaat OYJ	36,899	1,332,780
Orion OYJ, Class B	32,795	1,394,482
Sampo OYJ, Class A	142,785	6,312,001
Stora Enso OYJ, Class R	175,958	1,697,983

	Number of Shares	Value
Finland (Continued)
UPM-Kymmene OYJ	170,476	$3,902,665
Wartsila OYJ Abp	47,250	1,991,598

		35,583,587

France — 15.6%
Accor SA	54,560	1,933,103
Aeroports de Paris	9,483	932,792
Air Liquide SA	124,182	12,645,498
Airbus Group SE	185,096	11,823,404
Alstom SA*	48,993	1,327,209
Arkema SA	21,695	2,078,147
Atos SE	28,442	2,939,968
AXA SA	619,450	14,594,526
BNP Paribas SA	338,403	19,647,193
Bollore SA	278,484	913,788
Bouygues SA	66,203	2,245,287
Bureau Veritas SA	84,705	1,594,396
Capgemini SA	52,245	4,125,203
Carrefour SA	181,157	4,247,022
Casino Guichard Perrachon SA (a)	17,858	812,527
Christian Dior SE (a)	17,414	3,386,717
Cie de Saint-Gobain	159,513	6,918,773
Cie Generale des Etablissements Michelin	58,219	6,232,042
CNP Assurances	54,827	962,856
Credit Agricole SA	358,916	4,051,228
Danone SA	188,543	11,861,745
Dassault Aviation SA	729	796,196
Dassault Systemes	41,082	3,135,805
Edenred	67,194	1,416,833
Eiffage SA	18,797	1,240,742
Electricite de France SA (a)	83,595	885,538
Engie SA	466,699	5,762,449
Essilor International SA	66,178	7,020,887
Eurazeo SA	12,790	694,040
Eutelsat Communications SA	55,761	1,003,784
Fonciere Des Regions REIT	10,916	857,634
Gecina SA REIT	13,134	1,724,696
Groupe Eurotunnel SE	149,320	1,313,531
Hermes International	8,430	3,479,107
ICADE REIT	11,836	817,894
Iliad SA	8,442	1,606,032
Imerys SA	11,437	796,989
Ingenico Group SA	17,677	1,377,395
JCDecaux SA	23,733	618,774
Kering	24,201	5,258,132
Klepierre REIT	70,284	2,620,947
Lagardere SCA	37,696	929,486
Legrand SA	85,301	4,768,929
L’Oreal SA	80,458	13,733,279
LVMH Moet Hennessy Louis Vuitton SE (a)	89,194	16,231,185
Natixis SA	300,595	1,513,918
Orange SA (a)	637,217	9,289,498
Pernod Ricard SA (a)	67,821	7,116,127
Peugeot SA*	154,964	2,286,201
Publicis Groupe SA	61,292	3,977,520

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
France (Continued)
Remy Cointreau SA	7,005	$588,223
Renault SA	61,395	4,837,265
Rexel SA	96,547	1,492,926
Safran SA	99,900	6,857,782
Sanofi	370,540	29,889,669
Schneider Electric SE	179,547	11,954,196
SCOR SE	52,121	1,655,279
SEB SA	7,300	980,266
SFR Group SA	28,152	711,311
Societe BIC SA	9,186	1,188,252
Societe Generale SA	245,066	10,541,269
Sodexo SA	29,585	3,235,903
Suez	104,329	1,456,800
Technip SA	35,167	2,436,081
Thales SA	33,810	3,301,342
TOTAL SA	719,550	34,283,351
Unibail-Rodamco SE REIT	31,722	7,001,480
Valeo SA	76,141	4,245,523
Veolia Environnement SA	152,948	2,643,071
Vinci SA	161,699	10,493,392
Vivendi SA	328,756	6,268,291
Wendel SA	9,022	1,044,166
Zodiac Aerospace	64,834	1,437,503

		366,090,313

Germany — 13.6%
adidas AG	60,142	8,860,066
Allianz SE	145,966	23,174,363
Axel Springer SE	13,785	591,268
BASF SE	293,363	25,181,467
Bayer AG	264,128	24,799,529
Bayerische Motoren Werke AG	105,753	9,012,537
Beiersdorf AG	32,196	2,630,195
Brenntag AG	49,348	2,597,552
Commerzbank AG	340,003	2,368,594
Continental AG	35,136	6,233,788
Covestro AG, 144A	22,638	1,454,688
Daimler AG	307,536	20,456,116
Deutsche Bank AG*(c)	440,540	6,938,226
Deutsche Boerse AG*	61,645	4,981,751
Deutsche Lufthansa AG	74,444	964,546
Deutsche Post AG	309,883	9,685,383
Deutsche Telekom AG	1,045,663	16,474,071
Deutsche Wohnen AG	107,787	3,319,757
E.ON SE	639,120	4,217,990
Evonik Industries AG	52,095	1,452,651
Fraport AG Frankfurt Airport Services Worldwide	13,286	771,648
Fresenius Medical Care AG & Co. KGaA	68,690	5,358,159
Fresenius SE & Co. KGaA	130,880	9,397,815
GEA Group AG	58,409	2,177,190
Hannover Rueck SE	19,260	2,044,332
HeidelbergCement AG	47,531	4,262,289
Henkel AG & Co. KGaA	33,192	3,379,601
HOCHTIEF AG	6,641	944,562
HUGO BOSS AG	21,362	1,224,852
Infineon Technologies AG	361,704	6,049,293

	Number of Shares	Value
Germany (Continued)
Innogy SE, 144A*	44,361	$1,566,338
K+S AG (a)	61,134	1,240,459
LANXESS AG	29,233	1,802,877
Linde AG	59,324	9,883,875
MAN SE	11,257	1,110,274
Merck KGaA	41,280	4,136,181
METRO AG	56,937	1,701,418
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	51,441	9,369,215
OSRAM Licht AG	28,422	1,446,961
ProSiebenSat.1 Media SE	74,421	2,550,426
RWE AG*	156,310	1,964,788
SAP SE	313,908	26,243,006
Siemens AG	244,342	27,605,754
Symrise AG	39,389	2,384,138
Telefonica Deutschland Holding AG	237,518	931,917
thyssenkrupp AG	117,495	2,667,369
TUI AG	159,307	2,100,892
United Internet AG	39,287	1,503,351
Volkswagen AG	10,368	1,419,717
Vonovia SE	148,841	4,800,305
Zalando SE, 144A*	27,629	1,029,722

		318,463,262

Ireland — 1.2%
AerCap Holdings NV*	52,178	2,235,827
Bank of Ireland*	8,786,308	1,871,745
CRH PLC	265,017	8,846,259
DCC PLC	28,353	2,174,642
Experian PLC	306,003	5,781,371
Kerry Group PLC, Class A	50,589	3,583,207
Paddy Power Betfair PLC	25,430	2,654,770

		27,147,821

Italy — 2.7%
Assicurazioni Generali SpA	373,671	4,720,738
Atlantia SpA	131,878	2,929,597
Enel SpA	2,435,429	9,844,654
Eni SpA	812,532	11,315,666
EXOR SpA	34,983	1,468,609
Ferrari NV	39,223	2,149,194
Intesa Sanpaolo SpA	4,052,440	9,002,273
Intesa Sanpaolo SpA-RSP	297,838	617,753
Leonardo-Finmeccanica SpA*	129,263	1,678,242
Luxottica Group SpA	54,094	2,814,977
Mediobanca SpA	180,833	1,247,679
Poste Italiane SpA, 144A	166,869	1,037,261
Prysmian SpA	62,299	1,490,242
Saipem SpA*	1,937,418	870,835
Snam SpA	782,673	3,031,051
Telecom Italia SpA*(a)	3,233,905	2,445,488
Telecom Italia SpA-RSP*	1,925,278	1,201,858
Terna Rete Elettrica Nazionale SpA	481,494	2,088,194
UniCredit SpA	1,677,217	3,594,303
UnipolSai SpA (a)	361,525	689,692

		64,238,306

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Jersey Island — 0.1%
Randgold Resources Ltd.	29,926	$2,134,282

Jordan — 0.0%
Hikma Pharmaceuticals PLC	45,979	978,570

Luxembourg — 0.5%
ArcelorMittal*	587,513	4,438,431
Eurofins Scientific SE	3,600	1,575,594
Millicom International Cellular SA SDR	21,114	891,464
RTL Group SA	12,360	839,824
SES SA	116,353	2,515,044
Tenaris SA	150,826	2,408,983

		12,669,340

Mexico — 0.0%
Fresnillo PLC (b)	70,609	1,060,155

Netherlands — 6.9%
ABN AMRO Group NV, 144A	90,071	1,947,419
Aegon NV	585,376	2,976,730
Akzo Nobel NV	79,089	4,925,407
Altice NV, Class A*(a)	118,033	2,032,830
Altice NV, Class B*	34,889	606,240
ASML Holding NV	117,646	12,171,953
Boskalis Westminster	29,083	907,755
Gemalto NV	25,841	1,317,890
Heineken Holding NV	32,199	2,262,219
Heineken NV	73,591	5,515,835
ING Groep NV	1,238,624	16,868,905
Koninklijke Ahold Delhaize NV	409,246	8,071,888
Koninklijke DSM NV	57,948	3,514,233
Koninklijke KPN NV	1,091,136	3,144,361
Koninklijke Philips NV	302,943	8,713,950
Koninklijke Vopak NV	22,457	1,049,626
NN Group NV	100,668	3,235,997
NXP Semiconductors NV*	94,010	9,321,092
QIAGEN NV*	71,003	1,960,328
Randstad Holding NV	37,997	1,929,389
Royal Dutch Shell PLC, Class A	1,381,693	35,025,087
Royal Dutch Shell PLC, Class B	1,196,309	31,710,279
Wolters Kluwer NV	96,426	3,476,744

		162,686,157

Norway — 1.1%
DNB ASA	312,144	4,597,632
Gjensidige Forsikring ASA	63,880	1,021,936
Marine Harvest ASA*	122,194	2,197,388
Norsk Hydro ASA	429,545	2,025,199
Orkla ASA	260,358	2,321,103
Schibsted ASA, Class A	24,147	521,303
Schibsted ASA, Class B	28,459	577,624
Statoil ASA	358,505	6,143,730
Telenor ASA	239,783	3,543,078
Yara International ASA	56,723	2,098,705

		25,047,698

Portugal — 0.2%
EDP — Energias de Portugal SA	739,669	2,137,799
Galp Energia SGPS SA	160,103	2,166,030

	Number of Shares	Value
Portugal (Continued)
Jeronimo Martins SGPS SA	80,399	$1,270,494

		5,574,323

South Africa — 0.2%
Investec PLC (b)	209,663	1,364,122
Mediclinic International PLC (b)	117,738	1,045,195
Mondi PLC (b)	117,297	2,396,632

		4,805,949

Spain — 4.8%
Abertis Infraestructuras SA	205,614	2,746,881
ACS Actividades de Construccion y Servicios SA	60,926	1,794,144
Aena SA, 144A	21,560	2,858,580
Amadeus IT Group SA	140,160	6,351,935
Banco Bilbao Vizcaya Argentaria SA	2,101,188	12,974,173
Banco de Sabadell SA	1,688,972	2,106,896
Banco Popular Espanol SA	1,072,382	939,938
Banco Santander SA	4,663,371	21,316,884
Bankia SA	1,471,455	1,311,557
Bankinter SA	215,324	1,618,473
CaixaBank SA	1,052,673	3,060,297
Distribuidora Internacional de Alimentacion SA	198,813	907,325
Enagas SA	72,440	1,785,031
Endesa SA	101,450	2,097,212
Ferrovial SA	156,971	2,782,466
Gas Natural SDG SA	111,867	1,914,780
Grifols SA	95,274	1,868,058
Iberdrola SA	1,727,242	10,396,074
Industria de Diseno Textil SA	348,411	11,917,973
Mapfre SA	344,264	1,032,577
Red Electrica Corp. SA	138,257	2,461,732
Repsol SA	351,096	4,688,573
Telefonica SA (a)	1,487,378	12,377,870
Zardoya Otis SA	60,106	469,494

		111,778,923

Sweden — 4.5%
Alfa Laval AB	93,782	1,407,320
Assa Abloy AB, Class B	320,134	6,053,625
Atlas Copco AB, Class A	214,482	6,488,320
Atlas Copco AB, Class B	124,636	3,350,096
Boliden AB	87,360	2,256,273
Electrolux AB, Series B	76,842	1,797,157
Getinge AB, Class B	63,927	977,329
Hennes & Mauritz AB, Class B	303,251	8,808,707
Hexagon AB, Class B	82,572	2,924,955
Husqvarna AB, Class B	132,993	984,167
ICA Gruppen AB (a)	25,699	762,098
Industrivarden AB, Class C	52,431	898,219
Investor AB, Class B	145,482	4,913,653
Kinnevik AB, Class B	74,839	1,833,891
L E Lundbergforetagen AB, Class B	12,200	703,073
Lundin Petroleum AB*	59,796	1,126,832
Nordea Bank AB	970,167	10,193,128
Sandvik AB	340,554	4,032,235
Securitas AB, Class B	100,012	1,469,361

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Skandinaviska Enskilda Banken AB, Class A	485,173	$4,834,475
Skanska AB, Class B	108,613	2,496,634
SKF AB, Class B	127,154	2,288,629
Svenska Cellulosa AB SCA, Class B	194,273	5,181,849
Svenska Handelsbanken AB, Class A	486,212	6,747,965
Swedbank AB, Class A	289,251	6,677,098
Swedish Match AB	60,287	1,881,272
Tele2 AB, Class B (a)	115,592	882,970
Telefonaktiebolaget LM Ericsson, Class B	980,366	5,048,096
Telia Co. AB	829,818	3,118,521
Volvo AB, Class B	492,449	5,264,721

		105,402,669

Switzerland — 14.8%
ABB Ltd.*	601,280	12,253,882
Actelion Ltd.*	30,977	5,971,764
Adecco Group AG	51,977	3,202,871
Aryzta AG*	27,858	1,186,986
Baloise Holding AG	15,970	1,924,191
Barry Callebaut AG*	706	838,145
Chocoladefabriken Lindt & Spruengli AG	33	1,918,589
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	323	1,591,649
Cie Financiere Richemont SA	166,727	10,897,029
Coca-Cola HBC AG*	57,819	1,229,837
Credit Suisse Group AG*	634,138	8,432,719
Dufry AG*	14,626	1,809,728
EMS-Chemie Holding AG	2,615	1,341,322
Galenica AG	1,246	1,317,449
Geberit AG	11,857	4,694,052
Givaudan SA	2,950	5,257,598
Glencore PLC*	3,908,030	13,657,055
Julius Baer Group Ltd.*	71,485	3,159,065
Kuehne + Nagel International AG	17,248	2,252,911
LafargeHolcim Ltd.*	145,386	7,700,439
Lonza Group AG*	16,903	3,019,165
Nestle SA	994,024	66,874,438
Novartis AG	713,236	49,281,823
Pargesa Holding SA	11,098	704,063
Partners Group Holding AG	5,544	2,693,750
Roche Holding AG	224,399	50,035,658
Schindler Holding AG	6,428	1,127,919
Schindler Holding AG Participation Certificates	13,004	2,309,946
SGS SA	1,749	3,514,515
Sika AG	691	3,352,713
Sonova Holding AG	17,025	2,058,004
STMicroelectronics NV	203,583	2,076,545
Swatch Group AG — Bearer (a)	9,851	2,896,099
Swatch Group AG — Registered	15,848	911,880
Swiss Life Holding AG*	10,247	2,818,001
Swiss Prime Site AG*	22,831	1,868,338
Swiss Re AG	103,506	9,529,027
Swisscom AG	8,273	3,535,574

	Number of Shares	Value
Switzerland (Continued)
Syngenta AG	29,570	$11,310,881
UBS Group AG (a)	1,168,291	18,580,963
Wolseley PLC	80,612	4,685,044
Zurich Insurance Group AG*	48,080	12,602,852

		346,424,479

United Kingdom — 25.0%
3i Group PLC	310,693	2,678,421
Aberdeen Asset Management PLC	294,660	988,062
Admiral Group PLC	67,546	1,606,608
Anglo American PLC*	447,875	6,640,540
Ashtead Group PLC	160,123	3,139,431
Associated British Foods PLC	113,788	3,630,487
AstraZeneca PLC	403,919	20,970,958
Auto Trader Group PLC, 144A	316,803	1,584,352
Aviva PLC	1,296,190	7,249,439
Babcock International Group PLC	80,744	964,810
BAE Systems PLC	1,013,809	7,617,235
Barclays PLC	5,402,690	14,597,937
Barratt Developments PLC	320,580	1,882,013
Berkeley Group Holdings PLC	41,683	1,291,853
BP PLC	5,999,553	34,489,379
British American Tobacco PLC	595,467	32,733,810
British Land Co. PLC REIT	312,413	2,312,129
BT Group PLC	2,695,246	12,042,495
Bunzl PLC	107,169	2,762,260
Burberry Group PLC	141,683	2,533,251
Capita PLC	213,053	1,398,175
Centrica PLC	1,746,266	4,594,919
CNH Industrial NV	326,143	2,779,127
Cobham PLC	545,492	1,121,384
Coca-Cola European Partners PLC	69,325	2,303,412
Compass Group PLC	524,748	9,001,533
Croda International PLC	41,921	1,710,976
Diageo PLC	804,227	20,175,358
Direct Line Insurance Group PLC	439,176	1,907,860
Dixons Carphone PLC	312,611	1,297,803
easyJet PLC	50,747	628,599
Fiat Chrysler Automobiles NV	288,194	2,226,675
G4S PLC	495,580	1,513,595
GKN PLC	547,530	2,123,038
GlaxoSmithKline PLC	1,557,010	29,134,398
Hammerson PLC REIT	252,926	1,723,136
Hargreaves Lansdown PLC	83,324	1,227,085
HSBC Holdings PLC	6,353,549	50,495,781
ICAP PLC	177,098	1,078,901
IMI PLC	86,865	1,054,253
Imperial Brands PLC	306,213	13,153,025
Inmarsat PLC	144,086	1,280,897
InterContinental Hotels Group PLC	59,933	2,460,370
International Consolidated Airlines Group SA	270,911	1,469,793
Intertek Group PLC	51,547	2,121,268
Intu Properties PLC REIT	300,651	1,012,289
ITV PLC	1,157,145	2,432,346
J Sainsbury PLC (a)	523,835	1,514,031
Johnson Matthey PLC	61,815	2,420,842

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Kingfisher PLC	718,671	$3,175,090
Land Securities Group PLC REIT	252,543	3,065,034
Legal & General Group PLC	1,901,151	5,609,041
Lloyds Banking Group PLC	20,517,099	14,855,855
London Stock Exchange Group PLC	100,700	3,462,378
Marks & Spencer Group PLC	518,922	2,134,175
Meggitt PLC	247,626	1,463,640
Merlin Entertainments PLC, 144A	226,690	1,236,084
National Grid PLC	1,202,435	13,739,019
Next PLC	44,699	2,742,689
Old Mutual PLC	1,574,528	3,741,137
Pearson PLC	262,581	2,613,555
Persimmon PLC	98,470	2,094,503
Petrofac Ltd.	82,864	823,736
Provident Financial PLC	47,158	1,719,975
Prudential PLC	823,748	15,960,034
Reckitt Benckiser Group PLC	201,966	17,090,150
RELX NV	317,752	5,132,365
RELX PLC	348,083	5,988,440
Rio Tinto PLC	395,135	14,782,399
Rolls-Royce Holdings PLC*	26,647,432	33,341
Rolls-Royce Holdings PLC*	587,297	4,971,115
Royal Bank of Scotland Group PLC*	1,126,415	2,738,416
Royal Mail PLC	287,460	1,685,419
RSA Insurance Group PLC	325,504	2,201,305
Sage Group PLC	344,793	2,836,498
Schroders PLC	43,315	1,498,517
Segro PLC REIT	264,631	1,384,029
Severn Trent PLC	75,273	2,059,758
Sky PLC	329,433	3,219,188
Smith & Nephew PLC	284,909	4,017,522
Smiths Group PLC	126,210	2,228,174
SSE PLC	321,840	5,939,642
St James’s Place PLC	168,377	1,980,336
Standard Chartered PLC*	1,048,640	8,411,635
Standard Life PLC	630,965	2,728,395
Tate & Lyle PLC	149,049	1,264,407
Taylor Wimpey PLC	1,042,829	1,935,007
Tesco PLC*	2,610,854	6,817,627
Travis Perkins PLC	79,853	1,340,825
Unilever NV	520,300	20,885,783
Unilever PLC	409,938	16,392,801
United Utilities Group PLC	217,796	2,406,239
Vodafone Group PLC	8,498,632	20,618,405

	Number of Shares	Value
United Kingdom (Continued)
Weir Group PLC	69,159	$1,564,499
Whitbread PLC	58,512	2,536,011
William Hill PLC	277,654	1,046,722
Wm Morrison Supermarkets PLC (a)	708,583	1,928,316
Worldpay Group PLC, 144A	574,921	1,936,473
WPP PLC	409,998	8,767,021

		585,879,064

United States(d) — 0.8%
Carnival PLC	60,827	3,077,767
Shire PLC	287,524	16,764,409

		19,842,176

TOTAL COMMON STOCKS (Cost $2,737,119,559)		2,321,576,558

PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG	17,506	1,256,830
FUCHS PETROLUB SE	22,198	879,657
Henkel AG & Co. KGaA	56,906	6,592,081
Porsche Automobil Holding SE	48,909	2,479,325
Schaeffler AG	53,020	687,243
Volkswagen AG	59,276	7,651,921

		19,547,057

TOTAL PREFERRED STOCKS (Cost $26,410,823)		19,547,057

RIGHTS — 0.0%
Spain — 0.0%
CaixaBank SA*, expires 12/06/16 (Cost $43,866)	1,032,076	42,660

SECURITIES LENDING COLLATERAL — 2.0%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (e)(f) (Cost $45,836,157)	45,836,157	45,836,157

TOTAL INVESTMENTS — 101.7% (Cost $2,809,410,405)†		$2,387,002,432
Other assets and liabilities, net — (1.7%)		(38,515,907)

NET ASSETS — 100.0%		$2,348,486,525

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,862,855,499. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $475,853,067. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $37,070,189 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $512,923,256.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $43,430,958, which is 1.8% of net assets.
(b)	Listed on London Stock Exchange.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Securities are domiciled in the United States and trade on a non-US securities exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/5/2016	CHF	58,443,640	USD	59,196,921	$1,689,263
Canadian Imperial Bank of Commerce	12/5/2016	CHF	38,637,200	USD	39,132,223	1,113,802
JP Morgan & Chase Co.	12/5/2016	CHF	47,942,691	USD	48,557,674	1,382,791
RBC Capital Markets	12/5/2016	CHF	60,126,900	USD	60,902,123	1,738,163
State Street Bank & Trust Co.	12/5/2016	CHF	1,569,000	USD	1,588,095	44,223
State Street Bank & Trust Co.	12/5/2016	CHF	55,799,014	USD	56,521,471	1,616,086
The Bank of New York Mellon	12/5/2016	CHF	10,701,400	USD	10,838,507	308,491
The Bank of Nova Scotia	12/5/2016	CHF	13,822,100	USD	14,142,137	541,399
The Bank of Nova Scotia	12/5/2016	CHF	217,500	USD	217,220	3,203
The Bank of Nova Scotia	12/5/2016	CHF	61,239,594	USD	62,021,688	1,762,853
The Bank of Nova Scotia	12/5/2016	CHF	52,800	USD	52,311	357
Bank of Montreal	12/5/2016	DKK	56,009,500	USD	8,265,035	284,403
Canadian Imperial Bank of Commerce	12/5/2016	DKK	52,335,900	USD	7,721,950	264,758
JP Morgan & Chase Co.	12/5/2016	DKK	29,260,387	USD	4,317,478	148,250
RBC Capital Markets	12/5/2016	DKK	2,708,200	USD	399,623	13,740
State Street Bank & Trust Co.	12/5/2016	DKK	60,412,856	USD	8,914,973	306,919
State Street Bank & Trust Co.	12/5/2016	DKK	1,385,000	USD	204,527	7,183
The Bank of New York Mellon	12/5/2016	DKK	43,051,300	USD	6,352,232	217,976
The Bank of Nova Scotia	12/5/2016	DKK	203,897,400	USD	30,083,169	1,030,416
The Bank of Nova Scotia	12/5/2016	DKK	18,844,000	USD	2,801,478	116,451
The Bank of Nova Scotia	12/5/2016	DKK	14,400	USD	2,068	17
Bank of Montreal	12/5/2016	EUR	168,961,513	USD	185,456,719	6,328,084
Canadian Imperial Bank of Commerce	12/5/2016	EUR	114,780,270	USD	125,982,825	4,295,745
JP Morgan & Chase Co.	12/5/2016	EUR	182,473,085	USD	200,265,123	6,811,868
RBC Capital Markets	12/5/2016	EUR	172,234,079	USD	189,042,059	6,443,934
State Street Bank & Trust Co.	12/5/2016	EUR	149,727,356	USD	164,338,500	5,601,422
State Street Bank & Trust Co.	12/5/2016	EUR	3,194,000	USD	3,508,079	121,883
State Street Bank & Trust Co.	12/5/2016	EUR	32,426,000	USD	35,590,291	1,213,083
The Bank of New York Mellon	12/5/2016	EUR	31,641,700	USD	34,731,828	1,186,115
The Bank of Nova Scotia	12/5/2016	EUR	183,963,208	USD	201,903,300	6,870,255
The Bank of Nova Scotia	12/5/2016	EUR	61,900	USD	68,361	2,736
The Bank of Nova Scotia	12/5/2016	EUR	45,031,400	USD	49,775,908	2,034,780
The Bank of Nova Scotia	12/5/2016	EUR	430,200	USD	456,821	734
Bank of Montreal	12/5/2016	GBP	79,840,808	USD	97,531,216	(2,384,089)
Canadian Imperial Bank of Commerce	12/5/2016	GBP	123,807,100	USD	151,244,610	(3,691,498)
JP Morgan & Chase Co.	12/5/2016	GBP	86,282,650	USD	105,402,023	(2,574,806)
RBC Capital Markets	12/5/2016	GBP	91,789,021	USD	112,133,139	(2,734,535)
State Street Bank & Trust Co.	12/5/2016	GBP	88,980,081	USD	108,697,267	(2,655,213)
State Street Bank & Trust Co.	12/5/2016	GBP	6,617,000	USD	8,083,268	(197,455)
State Street Bank & Trust Co.	12/5/2016	GBP	2,935,000	USD	3,591,715	(81,236)
The Bank of New York Mellon	12/5/2016	GBP	15,126,782	USD	18,476,003	(454,129)
The Bank of Nova Scotia	12/5/2016	GBP	57,464,483	USD	70,195,164	(1,717,701)
The Bank of Nova Scotia	12/5/2016	GBP	24,193,300	USD	29,650,583	(625,676)
The Bank of Nova Scotia	12/5/2016	GBP	3,400	USD	4,225	(29)
Bank of Montreal	12/5/2016	NOK	25,290,200	USD	3,064,942	94,322
Canadian Imperial Bank of Commerce	12/5/2016	NOK	31,424,800	USD	3,808,443	117,245
JP Morgan & Chase Co.	12/5/2016	NOK	30,591,592	USD	3,707,553	114,225
RBC Capital Markets	12/5/2016	NOK	1,490,000	USD	180,579	5,561
State Street Bank & Trust Co.	12/5/2016	NOK	32,374,700	USD	3,923,428	120,653
State Street Bank & Trust Co.	12/5/2016	NOK	447,000	USD	54,078	1,573

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/5/2016	NOK	4,341,000	USD	526,077	$16,178
The Bank of New York Mellon	12/5/2016	NOK	27,343,000	USD	3,313,773	102,028
The Bank of Nova Scotia	12/5/2016	NOK	8,985,500	USD	1,094,625	39,176
The Bank of Nova Scotia	12/5/2016	NOK	49,999,300	USD	6,059,317	186,333
Bank of Montreal	12/5/2016	SEK	161,229,700	USD	17,897,258	409,285
Canadian Imperial Bank of Commerce	12/5/2016	SEK	176,191,500	USD	19,557,385	446,563
JP Morgan & Chase Co.	12/5/2016	SEK	174,734,391	USD	19,395,970	443,195
RBC Capital Markets	12/5/2016	SEK	171,292,700	USD	19,014,733	435,265
State Street Bank & Trust Co.	12/5/2016	SEK	174,374,945	USD	19,356,362	442,575
State Street Bank & Trust Co.	12/5/2016	SEK	13,995,000	USD	1,553,505	35,520
State Street Bank & Trust Co.	12/5/2016	SEK	2,287,000	USD	253,808	5,746
The Bank of New York Mellon	12/5/2016	SEK	5,981,100	USD	663,910	15,163
The Bank of Nova Scotia	12/5/2016	SEK	74,100	USD	8,034	(3)
The Bank of Nova Scotia	12/5/2016	SEK	288,300	USD	31,358	87
The Bank of Nova Scotia	12/5/2016	SEK	41,463,600	USD	4,639,855	142,456
The Bank of Nova Scotia	12/5/2016	SEK	52,248,250	USD	5,799,336	132,167
Bank of Montreal	12/5/2016	USD	55,996,473	CHF	57,030,140	120,322
Bank of Montreal	12/5/2016	USD	1,397,048	CHF	1,413,500	(6,186)
Bank of Montreal	12/5/2016	USD	7,727,479	DKK	54,184,500	(6,886)
Bank of Montreal	12/5/2016	USD	261,179	DKK	1,825,000	(1,140)
Bank of Montreal	12/5/2016	USD	4,834,142	EUR	4,540,000	(20,951)
Bank of Montreal	12/5/2016	USD	174,443,251	EUR	164,421,513	(127,807)
Bank of Montreal	12/5/2016	USD	96,807,839	GBP	77,477,808	150,333
Bank of Montreal	12/5/2016	USD	2,952,287	GBP	2,363,000	4,845
Bank of Montreal	12/5/2016	USD	2,863,950	NOK	24,380,200	(220)
Bank of Montreal	12/5/2016	USD	106,713	NOK	910,000	177
Bank of Montreal	12/5/2016	USD	17,017,804	SEK	157,072,700	19,274
Bank of Montreal	12/5/2016	USD	453,375	SEK	4,157,000	(2,481)
Canadian Imperial Bank of Commerce	12/5/2016	USD	521,646	CHF	528,500	(1,610)
Canadian Imperial Bank of Commerce	12/5/2016	USD	37,417,597	CHF	38,108,700	80,788
Canadian Imperial Bank of Commerce	12/5/2016	USD	7,366,059	DKK	51,653,900	(6,044)
Canadian Imperial Bank of Commerce	12/5/2016	USD	97,271	DKK	682,000	(95)
Canadian Imperial Bank of Commerce	12/5/2016	USD	1,779,440	EUR	1,677,000	(1,527)
Canadian Imperial Bank of Commerce	12/5/2016	USD	119,996,010	EUR	113,103,270	(86,842)
Canadian Imperial Bank of Commerce	12/5/2016	USD	153,584,916	GBP	122,917,100	237,418
Canadian Imperial Bank of Commerce	12/5/2016	USD	1,105,073	GBP	890,000	8,701
Canadian Imperial Bank of Commerce	12/5/2016	USD	3,651,034	NOK	31,080,300	(301)
Canadian Imperial Bank of Commerce	12/5/2016	USD	40,299	NOK	344,500	166
Canadian Imperial Bank of Commerce	12/5/2016	USD	169,587	SEK	1,561,500	(217)
Canadian Imperial Bank of Commerce	12/5/2016	USD	18,918,607	SEK	174,630,000	22,845
JP Morgan & Chase Co.	12/5/2016	USD	47,071,492	CHF	47,942,691	103,391
JP Morgan & Chase Co.	12/5/2016	USD	4,172,518	DKK	29,260,387	(3,290)
JP Morgan & Chase Co.	12/5/2016	USD	184,032,563	EUR	173,467,524	(126,772)
JP Morgan & Chase Co.	12/5/2016	USD	10,000,000	EUR	9,005,561	(452,537)
JP Morgan & Chase Co.	12/5/2016	USD	107,805,858	GBP	86,282,650	170,972
JP Morgan & Chase Co.	12/5/2016	USD	3,593,508	NOK	30,591,592	(180)
JP Morgan & Chase Co.	12/5/2016	USD	18,929,309	SEK	174,734,391	23,465
RBC Capital Markets	12/5/2016	USD	59,033,482	CHF	60,126,900	130,478
RBC Capital Markets	12/5/2016	USD	386,178	DKK	2,708,200	(295)
RBC Capital Markets	12/5/2016	USD	182,719,690	EUR	172,234,079	(121,565)
RBC Capital Markets	12/5/2016	USD	114,683,864	GBP	91,789,021	183,810
RBC Capital Markets	12/5/2016	USD	175,024	NOK	1,490,000	(7)
RBC Capital Markets	12/5/2016	USD	18,556,484	SEK	171,292,700	22,983
State Street Bank & Trust Co.	12/5/2016	USD	1,397,079	CHF	1,413,500	(6,216)
State Street Bank & Trust Co.	12/5/2016	USD	43,618,023	CHF	44,422,514	93,059
State Street Bank & Trust Co.	12/5/2016	USD	9,435,606	CHF	9,315,000	(269,787)
State Street Bank & Trust Co.	12/5/2016	USD	521,625	CHF	528,500	(1,589)

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/5/2016	USD	1,716,709	CHF	1,688,500	$(55,250)
State Street Bank & Trust Co.	12/5/2016	USD	315,097	DKK	2,147,500	(9,105)
State Street Bank & Trust Co.	12/5/2016	USD	97,269	DKK	682,000	(93)
State Street Bank & Trust Co.	12/5/2016	USD	261,184	DKK	1,825,000	(1,145)
State Street Bank & Trust Co.	12/5/2016	USD	3,544,276	DKK	24,018,000	(122,020)
State Street Bank & Trust Co.	12/5/2016	USD	4,724,058	DKK	33,125,356	(4,121)
State Street Bank & Trust Co.	12/5/2016	USD	1,779,331	EUR	1,677,000	(1,418)
State Street Bank & Trust Co.	12/5/2016	USD	4,834,228	EUR	4,540,000	(21,037)
State Street Bank & Trust Co.	12/5/2016	USD	184,301,513	EUR	173,712,356	(136,158)
State Street Bank & Trust Co.	12/5/2016	USD	5,915,920	EUR	5,418,000	(171,896)
State Street Bank & Trust Co.	12/5/2016	USD	3,554,328	GBP	2,860,000	24,766
State Street Bank & Trust Co.	12/5/2016	USD	115,479,213	GBP	92,419,081	176,939
State Street Bank & Trust Co.	12/5/2016	USD	1,105,019	GBP	890,000	8,755
State Street Bank & Trust Co.	12/5/2016	USD	2,952,313	GBP	2,363,000	4,819
State Street Bank & Trust Co.	12/5/2016	USD	127,868	NOK	1,065,000	(2,771)
State Street Bank & Trust Co.	12/5/2016	USD	4,093,171	NOK	34,843,200	(444)
State Street Bank & Trust Co.	12/5/2016	USD	106,713	NOK	910,000	176
State Street Bank & Trust Co.	12/5/2016	USD	40,297	NOK	344,500	168
State Street Bank & Trust Co.	12/5/2016	USD	539,487	SEK	4,885,000	(9,630)
State Street Bank & Trust Co.	12/5/2016	USD	169,580	SEK	1,561,500	(210)
State Street Bank & Trust Co.	12/5/2016	USD	19,506,672	SEK	180,053,445	23,041
State Street Bank & Trust Co.	12/5/2016	USD	453,374	SEK	4,157,000	(2,480)
The Bank of New York Mellon	12/5/2016	USD	10,504,442	CHF	10,701,400	25,574
The Bank of New York Mellon	12/5/2016	USD	6,138,417	DKK	43,051,300	(4,162)
The Bank of New York Mellon	12/5/2016	USD	33,564,250	EUR	31,641,700	(18,536)
The Bank of New York Mellon	12/5/2016	USD	18,896,528	GBP	15,126,782	33,605
The Bank of New York Mellon	12/5/2016	USD	3,210,893	NOK	27,343,000	852
The Bank of New York Mellon	12/5/2016	USD	647,785	SEK	5,981,100	962
The Bank of Nova Scotia	12/5/2016	USD	1,312,759	CHF	1,276,100	(57,096)
The Bank of Nova Scotia	12/5/2016	USD	1,716,758	CHF	1,688,500	(55,299)
The Bank of Nova Scotia	12/5/2016	USD	70,238,436	CHF	71,551,894	167,546
The Bank of Nova Scotia	12/5/2016	USD	842,763	CHF	815,500	(40,324)
The Bank of Nova Scotia	12/5/2016	USD	235,609	DKK	1,578,000	(10,764)
The Bank of Nova Scotia	12/5/2016	USD	31,079,064	DKK	217,987,000	(18,724)
The Bank of Nova Scotia	12/5/2016	USD	315,091	DKK	2,147,500	(9,099)
The Bank of Nova Scotia	12/5/2016	USD	156,370	DKK	1,043,300	(7,713)
The Bank of Nova Scotia	12/5/2016	USD	3,594,355	EUR	3,236,700	(162,890)
The Bank of Nova Scotia	12/5/2016	USD	295,678	EUR	266,800	(12,824)
The Bank of Nova Scotia	12/5/2016	USD	3,000,142	EUR	2,690,300	(147,955)
The Bank of Nova Scotia	12/5/2016	USD	5,916,131	EUR	5,418,000	(172,107)
The Bank of Nova Scotia	12/5/2016	USD	624,080	EUR	583,700	(5,257)
The Bank of Nova Scotia	12/5/2016	USD	230,491,649	EUR	217,291,208	(125,119)
The Bank of Nova Scotia	12/5/2016	USD	2,379,268	GBP	1,934,600	41,752
The Bank of Nova Scotia	12/5/2016	USD	27,023	GBP	21,700	133
The Bank of Nova Scotia	12/5/2016	USD	1,899,265	GBP	1,516,500	(1,469)
The Bank of Nova Scotia	12/5/2016	USD	93,659,750	GBP	74,967,383	156,797
The Bank of Nova Scotia	12/5/2016	USD	3,554,465	GBP	2,860,000	24,629
The Bank of Nova Scotia	12/5/2016	USD	68,966	GBP	54,900	(263)
The Bank of Nova Scotia	12/5/2016	USD	337,859	GBP	270,400	528
The Bank of Nova Scotia	12/5/2016	USD	44,591	GBP	35,700	85
The Bank of Nova Scotia	12/5/2016	USD	6,670,860	NOK	56,792,900	109
The Bank of Nova Scotia	12/5/2016	USD	85,555	NOK	701,100	(3,203)
The Bank of Nova Scotia	12/5/2016	USD	52,217	NOK	425,800	(2,202)
The Bank of Nova Scotia	12/5/2016	USD	127,870	NOK	1,065,000	(2,774)
The Bank of Nova Scotia	12/5/2016	USD	539,510	SEK	4,885,000	(9,652)
The Bank of Nova Scotia	12/5/2016	USD	497,020	SEK	4,428,800	(16,645)
The Bank of Nova Scotia	12/5/2016	USD	8,941,295	SEK	82,550,150	12,606

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	USD	246,955	SEK	2,210,300	$(7,213)
JP Morgan & Chase Co.	1/5/2017	CHF	47,942,691	USD	47,185,134	(105,071)
RBC Capital Markets	1/5/2017	CHF	38,108,700	USD	37,508,194	(81,858)
RBC Capital Markets	1/5/2017	CHF	60,126,900	USD	59,179,437	(129,153)
The Bank of New York Mellon	1/5/2017	CHF	44,422,514	USD	43,712,191	(105,746)
The Bank of New York Mellon	1/5/2017	CHF	10,701,400	USD	10,530,283	(25,474)
The Bank of Nova Scotia	1/5/2017	CHF	57,030,140	USD	56,119,876	(134,101)
The Bank of Nova Scotia	1/5/2017	CHF	71,551,894	USD	70,409,847	(168,248)
JP Morgan & Chase Co.	1/5/2017	DKK	29,260,387	USD	4,179,680	2,733
RBC Capital Markets	1/5/2017	DKK	51,653,900	USD	7,379,102	5,461
RBC Capital Markets	1/5/2017	DKK	2,708,200	USD	386,884	286
The Bank of New York Mellon	1/5/2017	DKK	43,051,300	USD	6,149,395	3,783
The Bank of New York Mellon	1/5/2017	DKK	33,125,356	USD	4,731,585	2,911
The Bank of Nova Scotia	1/5/2017	DKK	54,184,500	USD	7,738,819	3,932
The Bank of Nova Scotia	1/5/2017	DKK	217,987,000	USD	31,133,661	15,819
JP Morgan & Chase Co.	1/5/2017	EUR	173,467,524	USD	184,355,907	116,200
RBC Capital Markets	1/5/2017	EUR	113,103,270	USD	120,203,102	76,216
RBC Capital Markets	1/5/2017	EUR	172,234,079	USD	183,045,729	116,062
The Bank of New York Mellon	1/5/2017	EUR	173,712,356	USD	184,604,120	104,377
The Bank of New York Mellon	1/5/2017	EUR	31,641,700	USD	33,625,635	19,012
The Bank of Nova Scotia	1/5/2017	EUR	164,421,513	USD	174,719,232	87,285
The Bank of Nova Scotia	1/5/2017	EUR	217,291,208	USD	230,900,157	115,352
JP Morgan & Chase Co.	1/5/2017	GBP	86,282,650	USD	107,916,299	(171,842)
RBC Capital Markets	1/5/2017	GBP	91,789,021	USD	114,805,944	(180,146)
RBC Capital Markets	1/5/2017	GBP	122,917,100	USD	153,739,669	(241,239)
The Bank of New York Mellon	1/5/2017	GBP	15,126,782	USD	18,916,495	(33,152)
The Bank of New York Mellon	1/5/2017	GBP	92,419,081	USD	115,572,834	(202,547)
The Bank of Nova Scotia	1/5/2017	GBP	77,477,808	USD	96,896,846	(161,279)
The Bank of Nova Scotia	1/5/2017	GBP	74,967,383	USD	93,757,208	(156,053)
JP Morgan & Chase Co.	1/5/2017	NOK	30,591,592	USD	3,594,141	154
RBC Capital Markets	1/5/2017	NOK	31,080,300	USD	3,651,345	(56)
RBC Capital Markets	1/5/2017	NOK	1,490,000	USD	175,047	(3)
The Bank of New York Mellon	1/5/2017	NOK	27,343,000	USD	3,211,308	(1,025)
The Bank of New York Mellon	1/5/2017	NOK	34,843,200	USD	4,092,171	(1,307)
The Bank of Nova Scotia	1/5/2017	NOK	56,792,900	USD	6,671,879	(312)
The Bank of Nova Scotia	1/5/2017	NOK	24,380,200	USD	2,864,121	(134)
JP Morgan & Chase Co.	1/5/2017	SEK	174,734,391	USD	18,969,114	(23,894)
RBC Capital Markets	1/5/2017	SEK	171,292,700	USD	18,595,969	(22,939)
RBC Capital Markets	1/5/2017	SEK	174,630,000	USD	18,958,275	(23,386)
The Bank of New York Mellon	1/5/2017	SEK	5,981,100	USD	649,160	(964)
The Bank of New York Mellon	1/5/2017	SEK	180,053,445	USD	19,542,138	(29,032)
The Bank of Nova Scotia	1/5/2017	SEK	82,550,150	USD	8,960,026	(12,883)
The Bank of Nova Scotia	1/5/2017	SEK	157,072,700	USD	17,048,732	(24,513)
The Bank of Nova Scotia	1/5/2017	USD	1,496,829	CHF	1,520,000	2,484
The Bank of Nova Scotia	1/5/2017	USD	3,931,567	CHF	3,994,000	8,076
The Bank of Nova Scotia	1/5/2017	USD	2,895,024	DKK	20,263,000	(2,463)
The Bank of Nova Scotia	1/5/2017	USD	10,985,072	EUR	10,335,000	(8,277)
The Bank of Nova Scotia	1/5/2017	USD	1,244,025	EUR	1,173,000	1,817
The Bank of Nova Scotia	1/5/2017	USD	697,294	GBP	558,000	1,725
The Bank of Nova Scotia	1/5/2017	USD	23,062,659	GBP	18,437,000	33,770

Total net unrealized appreciation						$37,763,943

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$2,321,576,558	$—	$—	$2,321,576,558
Preferred Stocks	19,547,057	—	—	19,547,057
Rights	42,660	—	—	42,660
Short-Term Investments	45,836,157	—	—	45,836,157
Derivatives (h)
Forward Foreign Currency Exchange Contracts	—	59,601,023	—	59,601,023

TOTAL	$2,387,002,432	$59,601,023	$—	$2,446,603,455

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(21,837,080)	$—	$(21,837,080)

TOTAL	$—	$(21,837,080)	$—	$(21,837,080)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.5%
Austria — 1.0%
ANDRITZ AG	749	$38,644
Austria Technologie & Systemtechnik AG	1,162	12,296
BUWOG AG*	862	20,030
CA Immobilien Anlagen AG*	924	16,844
Conwert Immobilien Invest SE*	506	8,672
DO & CO AG	149	8,985
Erste Group Bank AG*	3,861	107,376
FACC AG*	934	5,395
IMMOFINANZ AG*	13,745	28,611
Lenzing AG	58	7,407
Oesterreichische Post AG*	162	5,247
OMV AG	1,242	40,142
Raiffeisen Bank International AG*	1,734	31,582
RHI AG	177	4,274
S IMMO AG*	53	559
S&T AG	414	4,158
Schoeller-Bleckmann Oilfield Equipment AG	153	10,871
Semperit AG Holding	293	7,763
UNIQA Insurance Group AG	1,745	12,007
Vienna Insurance Group AG Wiener Versicherung Gruppe	721	14,676
voestalpine AG	1,235	46,800
Wienerberger AG	1,369	24,238
Zumtobel Group AG	341	5,942

		462,519

Belgium — 4.3%
Ablynx NV*	1,521	15,870
Ackermans & van Haaren NV	266	34,874
Aedifica SA REIT	140	10,321
Ageas	2,510	93,680
AGFA-Gevaert NV*	1,994	9,130
Anheuser-Busch InBev SA/NV	8,704	904,412
Barco NV	116	8,891
Befimmo SA REIT	206	11,438
Bekaert SA	386	16,100
Biocartis NV, 144A*	1,101	10,152
bpost SA	941	21,143
Cie d’Entreprises CFE	79	8,038
Cofinimmo SA REIT	188	20,762
Colruyt SA	599	30,273
D’ieteren SA/NV	291	11,459
Econocom Group SA	428	6,110
Elia System Operator SA/NV	255	12,590
Euronav NV	1,958	14,624
EVS Broadcast Equipment SA	161	5,230
Exmar NV	1,515	10,508
Fagron*(a)	789	7,378
Galapagos NV*	472	28,049
Greenyard NV	393	6,165
Groupe Bruxelles Lambert SA	832	68,295
Intervest Offices & Warehouses NV REIT	97	2,452
Ion Beam Applications	226	9,712
KBC Ancora*	386	14,967
KBC Group NV	3,059	183,437

	Number of Shares	Value
Belgium (Continued)
Kinepolis Group NV	116	$5,145
Melexis NV	142	8,894
Nyrstar NV*	1,840	12,805
Ontex Group NV	997	27,056
Orange Belgium SA*	349	7,250
Proximus SADP	1,647	46,563
Sofina SA	115	15,485
Solvay SA	830	94,785
Telenet Group Holding NV*	563	29,727
Tessenderlo Chemie NV*	350	12,022
UCB SA	1,503	96,692
Umicore SA	1,018	60,992
Warehouses De Pauw CVA REIT	121	10,388

		2,003,864

Finland — 3.4%
Amer Sports OYJ	1,419	37,839
Cargotec OYJ, Class B	391	15,818
Caverion Corp.	1,356	9,356
Citycon OYJ	3,566	8,209
Cramo OYJ	324	8,121
Elisa OYJ	1,600	50,228
Ferratum OYJ	720	11,481
Finnair OYJ*	553	2,462
Fortum OYJ	4,985	72,382
F-Secure OYJ	1,089	3,682
Huhtamaki OYJ	1,045	39,318
Kemira OYJ	1,006	12,208
Kesko OYJ, Class B	649	31,957
Kone OYJ, Class B	3,782	166,587
Konecranes OYJ	578	19,934
Metsa Board OYJ	2,527	16,404
Metso OYJ (a)	1,483	41,966
Neste OYJ	1,381	56,716
Nokia OYJ	68,283	293,821
Nokian Renkaat OYJ	1,375	49,665
Oriola-KD OYJ, Class B	189	879
Orion OYJ, Class B	1,053	44,775
Outokumpu OYJ*	3,547	27,405
Outotec OYJ*	2,689	14,307
PKC Group OYJ	674	10,286
Ponsse OYJ	73	1,725
Ramirent OYJ	634	4,515
Sampo OYJ, Class A	4,967	219,573
Sanoma OYJ	796	6,445
Sponda OYJ	1,972	8,473
Stockmann OYJ Abp, Class B*	1,544	10,228
Stora Enso OYJ, Class R	5,997	57,871
Technopolis OYJ	288	925
Tieto OYJ	521	13,219
UPM-Kymmene OYJ	5,877	134,541
Uponor OYJ	611	9,849
Valmet OYJ	1,160	17,716
Wartsila OYJ Abp	1,650	69,548
YIT OYJ	1,268	10,146

		1,610,580

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
France — 29.7%
AB Science SA*	929	$10,368
Accor SA	2,100	74,405
Adocia*	100	5,437
Aeroports de Paris	356	35,018
Air France-KLM*	2,209	11,914
Air Liquide SA	4,422	450,294
Airbus Group SE	6,615	422,547
Albioma SA	222	3,494
Alstom SA*	1,895	51,335
Altamir	701	8,789
Alten SA	277	18,983
Altran Technologies SA*	1,277	16,282
ANF Immobilier REIT	199	4,239
Arkema SA	698	66,861
Atos SE	944	97,579
AXA SA	22,010	518,566
Beneteau SA	485	6,603
BNP Paribas SA	12,263	711,972
Boiron SA	71	6,058
Bollore SA	12,217	40,088
Bonduelle SCA	176	4,421
Bourbon Corp.	481	5,603
Bouygues SA	2,344	79,497
Bureau Veritas SA	3,295	62,022
Capgemini SA	1,889	149,153
Carrefour SA	6,466	151,588
Casino Guichard Perrachon SA (a)	751	34,170
Cellectis SA*	597	10,358
CGG SA*	570	8,228
Christian Dior SE (a)	570	110,855
Cie de Saint-Gobain	5,601	242,940
Cie Generale des Etablissements Michelin	1,977	211,628
Cie Plastic Omnium SA	631	19,217
CNP Assurances	1,785	31,348
Coface SA	1,508	8,862
Credit Agricole SA	14,088	159,017
Danone SA	6,668	419,502
Dassault Aviation SA	24	26,212
Dassault Systemes	1,420	108,389
DBV Technologies SA*	194	14,103
Derichebourg SA	1,510	4,780
Devoteam SA	21	1,163
Edenred	2,492	52,546
Eiffage SA	698	46,073
Electricite de France SA (a)	3,249	34,417
Elior Group, 144A	962	19,958
Elis SA	1,028	15,983
Engie SA	16,823	207,718
Eramet*	133	8,387
Essilor International SA	2,384	252,921
Esso SA Francaise*	212	7,828
Etablissements Maurel et Prom*	2,582	11,274
Euler Hermes Group	27	2,268
Eurazeo SA	471	25,558
Europcar Groupe SA, 144A*	1,349	12,133
Eutelsat Communications SA	2,048	36,867
Faiveley Transport SA	3	318

	Number of Shares	Value
France (Continued)
Faurecia	786	$28,173
FFP	84	5,742
Fonciere Des Regions REIT	381	29,934
Gaztransport Et Technigaz SA	168	5,708
Gecina SA REIT	444	58,304
Genfit*	677	13,263
Groupe Eurotunnel SE	6,298	55,402
Groupe Fnac SA*	175	12,697
Guerbet	111	6,881
Haulotte Group SA	179	2,404
Havas SA	1,086	8,765
Hermes International	282	116,383
ICADE REIT	398	27,503
ID Logistics Group*	15	2,174
Iliad SA	297	56,502
Imerys SA	359	25,017
Ingenico Group SA	665	51,817
Innate Pharma SA*	667	10,038
Ipsen SA	290	19,655
IPSOS	367	10,661
Jacquet Metal Service	273	5,252
JCDecaux SA	1,039	27,089
Kering	846	183,810
Klepierre REIT	2,532	94,420
Korian SA	662	17,288
Lagardere SCA	1,136	28,011
Legrand SA	3,010	168,280
LISI	100	3,006
L’Oreal SA	2,840	484,756
LVMH Moet Hennessy Louis Vuitton SE (a)	3,131	569,767
Maisons du Monde SA, 144A*	185	4,814
Marie Brizard Wine & Spirits SA*	504	8,312
Mercialys SA REIT	590	11,512
Mersen SA	204	4,000
Natixis SA	12,662	63,771
Naturex*	79	6,537
Neopost SA	370	10,953
Nexans SA*	295	15,401
Nexity SA*	383	17,704
Orange SA (a)	22,272	324,686
Orpea (a)	483	37,318
Parrot SA*	835	7,859
Pernod Ricard SA (a)	2,386	250,351
Peugeot SA*	5,430	80,109
Pierre & Vacances SA*	79	3,275
Publicis Groupe SA	2,132	138,355
Rallye SA	276	4,824
Remy Cointreau SA	258	21,665
Renault SA	2,153	169,633
Rexel SA	3,639	56,271
Rubis SCA	415	33,903
Safran SA	3,511	241,018
Sanofi	13,144	1,060,263
Sartorius Stedim Biotech	280	17,853
Schneider Electric SE	6,323	420,984
SCOR SE	1,849	58,721

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
France (Continued)
SEB SA	202	$27,125
SFR Group SA	1,177	29,739
Societe BIC SA	316	40,876
Societe Generale SA	8,950	384,975
Sodexo SA	986	107,845
SOITEC*	5,463	5,790
Sopra Steria Group	166	16,631
SPIE SA	787	14,547
SRP Groupe SA, 144A*	263	4,739
Ste Industrielle D’aviation Latecoere SA*	1,865	6,800
Suez	3,985	55,645
Tarkett SA	228	7,834
Technicolor SA	4,697	23,148
Technip SA	1,244	86,174
Teleperformance	631	61,620
Television Francaise 1	1,603	14,697
Thales SA	1,131	110,435
TOTAL SA	25,302	1,205,527
Trigano SA	60	4,484
Ubisoft Entertainment SA*	1,068	37,167
Unibail-Rodamco SE REIT	1,133	250,069
Valeo SA	2,681	149,489
Vallourec SA*	4,867	27,437
Veolia Environnement SA	5,554	95,978
Vicat SA	218	12,620
Vinci SA	5,683	368,796
Virbac SA*	61	8,285
Vivendi SA	11,879	226,493
Wendel SA	436	50,461
Worldline SA, 144A*	462	11,996
Zodiac Aerospace	2,298	50,951

		13,855,304

Germany — 26.6%
Aareal Bank AG	1,091	38,719
adidas AG	2,135	314,526
ADLER Real Estate AG*	423	6,084
ADO Properties SA, 144A	388	13,159
ADVA Optical Networking SE*	945	7,122
AIXTRON SE*	2,027	8,314
Allianz SE	5,150	817,642
alstria office REIT-AG REIT*	1,840	22,504
Amadeus Fire AG	29	2,248
AURELIUS Equity Opportunities SE & Co KGaA (a)	224	12,915
Aurubis AG	349	18,481
Axel Springer SE	403	17,286
BASF SE	10,291	883,351
Bayer AG	9,393	881,928
Bayerische Motoren Werke AG	3,932	335,095
BayWa AG	118	3,727
Bechtle AG	111	10,337
Beiersdorf AG	1,137	92,885
Bertrandt AG	56	5,879
Bilfinger SE*	561	21,194
Brenntag AG	1,812	95,379
CANCOM SE (a)	259	11,686

	Number of Shares	Value
Germany (Continued)
Capital Stage AG	1,458	$9,797
Carl Zeiss Meditec AG	347	11,879
Cewe Stiftung & Co. KGaA	53	4,688
comdirect bank AG	1,153	11,711
Commerzbank AG	14,846	103,423
CompuGroup Medical SE	259	10,213
Continental AG	1,275	226,209
Covestro AG, 144A	717	46,073
CTS Eventim AG & Co. KGaA	511	15,224
Daimler AG	10,855	722,033
Deutsche Bank AG*(b)	16,402	258,321
Deutsche Boerse AG*	2,232	180,376
Deutsche EuroShop AG	426	16,592
Deutsche Lufthansa AG	2,597	33,648
Deutsche Pfandbriefbank AG, 144A	2,254	23,387
Deutsche Post AG	10,517	328,709
Deutsche Telekom AG	36,691	578,054
Deutsche Wohnen AG	4,109	126,554
Deutz AG	1,087	5,938
DIC Asset AG	1,106	9,971
Diebold Nixdorf AG*	15	1,041
DMG Mori AG	236	10,443
Drillisch AG	498	19,183
Duerr AG	308	24,590
E.ON SE	23,903	157,752
ElringKlinger AG	726	10,214
Evonik Industries AG	1,823	50,834
Evotec AG*	1,556	10,150
Fraport AG Frankfurt Airport Services Worldwide	436	25,323
Freenet AG	1,144	29,184
Fresenius Medical Care AG & Co. KGaA	2,455	191,502
Fresenius SE & Co. KGaA	4,700	337,483
GEA Group AG	2,092	77,979
Gerresheimer AG	327	23,861
Gerry Weber International AG	551	6,360
GFT Technologies SE	507	10,220
Grammer AG	131	6,497
GRENKE AG	158	23,000
H&R GmbH & Co. KGaA*	201	3,310
Hamborner REIT AG REIT	1,536	14,034
Hamburger Hafen Und Logistik AG	115	2,011
Hannover Rueck SE	614	65,172
HeidelbergCement AG	1,634	146,527
Heidelberger Druckmaschinen AG*(a)	2,870	7,261
Henkel AG & Co. KGaA	918	93,471
HOCHTIEF AG	195	27,735
HUGO BOSS AG	756	43,347
Hypoport AG*	74	5,380
Indus Holding AG	57	3,121
Infineon Technologies AG	12,437	208,002
Innogy SE, 144A*	1,560	55,082
Isra Vision AG	33	3,295
Jenoptik AG	428	7,203
K+S AG (a)	2,397	48,637
KION Group AG	653	37,013
Kloeckner & Co. SE*	1,343	14,183

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Koenig & Bauer AG*	157	$7,011
Krones AG	192	17,405
KUKA AG	340	31,776
KWS Saat SE	9	2,655
LANXESS AG	993	61,241
LEG Immobilien AG*	795	60,245
Leoni AG	424	13,409
Linde AG	2,121	353,376
MAN SE	194	19,134
Manz AG*	142	4,966
Merck KGaA	1,412	141,480
METRO AG	1,823	54,476
MLP AG	1,220	5,427
MorphoSys AG*(a)	439	19,542
MTU Aero Engines AG	507	53,288
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,801	328,025
Nemetschek SE	150	8,307
Nordex SE*(a)	980	20,176
Norma Group SE	554	21,924
OSRAM Licht AG	1,005	51,164
PATRIZIA Immobilien AG*	622	10,198
Pfeiffer Vacuum Technology AG	107	9,469
ProSiebenSat.1 Media SE	2,839	97,293
Rational AG	33	14,529
Rheinmetall AG	405	28,888
RHOEN-KLINIKUM AG	134	3,540
RIB Software AG (a)	423	6,274
RWE AG*	5,788	72,754
SAF-Holland SA	544	7,513
Salzgitter AG	561	18,331
SAP SE	11,050	923,790
Senvion SA*	295	4,243
SGL Carbon SE*	1,108	10,393
Siemens AG	8,613	973,097
Siltronic AG*	148	5,938
Sixt Leasing SE	166	3,281
Sixt SE	209	11,016
SLM Solutions Group AG*	158	5,084
SMA Solar Technology AG (a)	300	7,261
Software AG	535	18,868
STADA Arzneimittel AG	704	34,389
STRATEC Biomedical AG	86	4,005
Stroeer SE & Co KGaA	346	13,121
Suedzucker AG	762	17,089
Symrise AG	1,474	89,218
TAG Immobilien AG	1,675	20,983
Takkt AG	221	4,541
Telefonica Deutschland Holding AG	12,220	47,946
thyssenkrupp AG	4,249	96,461
TLG Immobilien AG	687	12,378
Uniper SE*	2,424	30,199
United Internet AG	1,502	57,475
Volkswagen AG	271	37,109
Vonovia SE	5,552	179,059
Vossloh AG*	191	11,037
VTG AG	132	3,982

	Number of Shares	Value
Germany (Continued)
Wacker Chemie AG	200	$17,663
Wacker Neuson SE	346	4,982
WCM Beteiligungs & Grundbesitz-AG*	1,869	5,089
Wirecard AG (a)	1,322	58,980
XING AG	27	5,022
Zalando SE, 144A*	1,058	39,431
zooplus AG*	59	7,566

		12,448,173

Ireland — 2.0%
AerCap Holdings NV*	1,779	76,230
Bank of Ireland*	351,008	74,775
C&C Group PLC	3,734	13,768
CRH PLC	9,307	310,667
Dalata Hotel Group PLC*	1,814	8,467
Glanbia PLC	2,180	36,933
Green REIT PLC REIT	7,521	10,243
Hibernia REIT PLC REIT	8,068	9,987
Irish Continental Group PLC	1,829	8,103
Kerry Group PLC, Class A	1,777	125,865
Kingspan Group PLC	1,693	45,217
Origin Enterprises PLC	1,518	9,689
Paddy Power Betfair PLC	894	93,329
Permanent TSB Group Holdings PLC*	3,914	10,661
Ryanair Holdings PLC*	1,858	26,978
Smurfit Kappa Group PLC	2,655	60,499

		921,411

Italy — 7.9%
A2A SpA	19,842	23,658
ACEA SpA	668	7,207
Amplifon SpA	1,057	10,138
Anima Holding SpA, 144A	4,739	23,305
Ansaldo STS SpA	959	10,713
Ascopiave SpA	552	1,486
Assicurazioni Generali SpA	14,289	180,519
Astaldi SpA	981	4,394
ASTM SpA	462	4,492
Atlantia SpA	5,202	115,560
Autogrill SpA	1,748	14,395
Azimut Holding SpA (a)	1,763	26,309
Banca Carige SpA*(a)	43,254	11,763
Banca Generali SpA	972	20,449
Banca IFIS SpA	322	7,849
Banca Mediolanum SpA	4,207	27,243
Banca Monte dei Paschi di Siena SpA*	309	6,999
Banca Popolare di Milano Scarl	83,367	27,011
Banca Popolare di Sondrio SCPA	12,790	40,504
Banco Popolare SC	14,833	30,498
Beni Stabili SpA SIIQ REIT*	29,224	15,486
Biesse SpA	223	4,172
BPER Banca (a)	8,217	33,006
Brembo SpA	346	19,839
Brunello Cucinelli SpA (a)	351	6,677
Buzzi Unicem SpA	1,119	23,779
Cairo Communication SpA	2,110	7,608
Cementir Holding SpA	1,910	7,340

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Cerved Information Solutions SpA	2,633	$21,278
CIR-Compagnie Industriali Riunite SpA	8,823	9,066
Credito Emiliano SpA	4,960	27,861
Credito Valtellinese SC	47,326	14,621
Danieli & C Officine Meccaniche SpA	596	10,802
Danieli & C Officine Meccaniche Spa-RSP	232	3,155
Datalogic SpA	269	4,735
Davide Campari-Milano SpA	3,812	36,765
De’ Longhi SpA	893	19,856
DeA Capital SpA	11,009	12,333
DiaSorin SpA	286	15,429
Ei Towers SpA*	420	19,105
El.En. SpA	90	2,011
Enav SpA, 144A*	6,399	21,635
Enel SpA	86,732	350,594
Eni SpA	30,250	421,274
ERG SpA	1,482	14,411
Esprinet SpA	810	5,537
EXOR SpA	1,445	60,662
Falck Renewables SpA	15,270	13,158
Ferrari NV	1,461	80,054
Fila SpA	242	3,329
Fincantieri SpA*	15,203	6,705
FinecoBank Banca Fineco SpA	8,235	42,592
Geox SpA	8,250	16,290
Gruppo Editoriale L’Espresso SpA*	13,466	9,940
Hera SpA	12,216	25,312
Immobiliare Grande Distribuzione SIIQ SpA REIT	11,626	7,775
Industria Macchine Automatiche SpA	212	13,133
Infrastrutture Wireless Italiane SpA, 144A (a)	3,393	14,391
Interpump Group SpA (a)	950	15,294
Intesa Sanpaolo SpA	153,872	341,818
Intesa Sanpaolo SpA-RSP	10,694	22,181
Iren SpA	4,991	7,458
Italgas SpA*	6,219	22,252
Italmobiliare SpA	128	5,698
Juventus Football Club SpA*	20,112	6,047
La Doria SpA	976	7,598
Leonardo-Finmeccanica SpA*	4,896	63,565
Luxottica Group SpA	2,064	107,408
Maire Tecnimont SpA	2,859	7,212
MARR SpA	593	10,288
Mediaset SpA	12,168	29,481
Mediobanca SpA	8,561	59,068
Moleskine SpA	1,326	3,373
Moncler SpA	1,715	27,883
OVS SpA, 144A	2,029	10,636
Piaggio & C SpA	9,389	15,086
Poste Italiane SpA, 144A	7,078	43,997
Prysmian SpA	2,307	55,185
RAI Way SpA, 144A	3,652	11,844
Recordati SpA	1,274	34,688
Reply SpA	66	7,625
Safilo Group SpA*	1,006	8,076
Saipem SpA*	80,529	36,196

	Number of Shares	Value
Italy (Continued)
Salini Impregilo SpA	5,614	$15,494
Salvatore Ferragamo SpA	726	15,628
Saras SpA	3,897	6,910
Snam SpA	30,173	116,851
Societa Cattolica di Assicurazioni SCRL	2,803	15,790
Societa Iniziative Autostradali e Servizi SpA	1,011	8,224
Tamburi Investment Partners SpA	1,911	7,198
Technogym SpA, 144A*	1,340	5,766
Telecom Italia SpA*	126,960	96,007
Telecom Italia SpA-RSP*	66,774	41,684
Terna Rete Elettrica Nazionale SpA (a)	19,757	85,684
Tod’s SpA	295	16,883
UniCredit SpA	67,453	144,553
Unione di Banche Italiane SpA (a)	17,882	39,951
Unipol Gruppo Finanziario SpA	8,011	24,758
UnipolSai SpA (a)	17,840	34,034
Yoox Net-A-Porter Group SpA*	941	25,452

		3,677,032

Luxembourg — 1.0%
APERAM SA	451	20,195
ArcelorMittal*	21,847	165,046
BRAAS Monier Building Group SA	278	8,044
Eurofins Scientific SE	119	52,082
Grand City Properties SA	1,484	24,788
RTL Group SA	306	20,792
SES SA	4,172	90,180
Tenaris SA	5,685	90,800

		471,927

Netherlands — 8.3%
Aalberts Industries NV	990	30,166
ABN AMRO Group NV, 144A	3,556	76,884
Accell Group	84	1,786
Aegon NV	21,779	110,750
Akzo Nobel NV	2,748	171,137
Altice NV, Class A*(a)	5,767	99,322
AMG Advanced Metallurgical Group NV	165	2,634
Arcadis NV	955	11,098
ASM International NV	461	19,583
ASML Holding NV	4,160	430,404
Basic-Fit NV, 144A*	332	5,669
BE Semiconductor Industries NV	323	10,717
BinckBank NV	1,753	9,628
Boskalis Westminster	1,211	37,798
Brunel International NV	646	9,513
Corbion NV	618	15,327
Delta Lloyd NV	5,406	31,129
Eurocommercial Properties NV	526	18,821
Euronext NV, 144A	756	29,486
Flow Traders, 144A	372	11,781
Fugro NV*	1,108	18,214
Gemalto NV	994	50,694
Heineken Holding NV	956	67,166
Heineken NV	2,612	195,776
IMCD Group NV	552	22,331

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
ING Groep NV	45,328	$617,325
Intertrust NV, 144A	557	9,708
InterXion Holding NV*	913	31,188
Kendrion NV	62	1,758
Koninklijke Ahold Delhaize NV	14,437	284,753
Koninklijke BAM Groep NV	2,572	11,122
Koninklijke DSM NV	2,116	128,324
Koninklijke KPN NV	40,551	116,857
Koninklijke Philips NV	10,410	299,437
Koninklijke Vopak NV	724	33,839
NN Group NV	3,567	114,662
NSI NV REIT	1,416	5,448
NXP Semiconductors NV*	3,342	331,359
OCI NV*(a)	1,397	20,321
Philips Lighting NV, 144A*	501	11,469
PostNL NV*	4,704	23,183
QIAGEN NV*	2,505	69,161
Randstad Holding NV	1,373	69,717
Refresco Group NV, 144A	591	8,559
SBM Offshore NV (a)	1,962	28,311
TKH Group NV	318	11,779
TomTom NV*	2,074	16,624
Vastned Retail NV REIT	299	10,985
Wereldhave NV REIT	562	23,474
Wessanen	892	10,706
Wolters Kluwer NV	3,513	126,665

		3,904,548

Portugal — 0.6%
Altri SGPS SA	1,138	4,414
Banco BPI SA*	4,414	5,272
Banco Comercial Portugues SA, Class R*	13,236	16,553
CTT-Correios de Portugal SA	2,667	16,606
EDP — Energias de Portugal SA	25,939	74,969
Galp Energia SGPS SA	5,650	76,439
Jeronimo Martins SGPS SA	2,581	40,786
Mota-Engil SGPS SA	1,807	2,894
Navigator Co. SA	2,235	6,950
NOS SGPS SA	2,664	15,103
Sonae SGPS SA	18,588	15,662

		275,648

Spain — 9.7%
Abengoa SA, Class B*	18,401	3,686
Abertis Infraestructuras SA	6,921	92,460
Acciona SA	246	16,694
Acerinox SA	2,010	25,244
ACS Actividades de Construccion y Servicios SA	2,084	61,369
Aena SA, 144A	710	94,137
Almirall SA	795	11,720
Amadeus IT Group SA	4,884	221,339
Applus Services SA	1,539	14,996
Atresmedia Corp. de Medios de Comunicacion SA	1,187	12,253
Axiare Patrimonio SOCIMI SA REIT	984	13,631
Banco Bilbao Vizcaya Argentaria SA	76,776	474,068

	Number of Shares	Value
Spain (Continued)
Banco de Sabadell SA	69,924	$87,226
Banco Popular Espanol SA	66,068	57,908
Banco Santander SA	170,493	779,346
Bankia SA	65,736	58,593
Bankinter SA	9,175	68,964
Bolsas y Mercados Espanoles SHMSF SA	851	25,894
CaixaBank SA	40,748	118,461
Cellnex Telecom SA, 144A	2,158	30,236
Cia de Distribucion Integral Logista Holdings SA	163	3,662
CIE Automotive SA	160	2,979
Codere SA*	17,164	13,643
Construcciones y Auxiliar de Ferrocarriles SA	230	8,410
Distribuidora Internacional de Alimentacion SA	7,457	34,032
Ebro Foods SA	457	9,261
Enagas SA	2,401	59,164
Ence Energia y Celulosa S.A	4,983	11,645
Endesa SA	3,067	63,402
Euskaltel SA, 144A*	1,427	12,131
Faes Farma SA	2,037	7,276
Ferrovial SA	6,120	108,483
Fomento de Construcciones y Contratas SA*(a)	1,459	12,061
Gamesa Corp. Tecnologica SA	2,581	53,602
Gas Natural SDG SA	3,523	60,302
Global Dominion Access SA, 144A*	404	1,263
Grifols SA	3,083	60,449
Grupo Catalana Occidente SA	304	9,128
Hispania Activos Inmobiliarios SOCIMI SA REIT	1,331	15,306
Iberdrola SA	57,438	345,713
Indra Sistemas SA*	1,573	16,255
Industria de Diseno Textil SA	12,160	415,953
Inmobiliaria Colonial SA	2,662	17,848
Lar Espana Real Estate Socimi SA REIT	1,001	7,363
Liberbank SA*	14,478	13,549
Mapfre SA	10,875	32,618
Mediaset Espana Comunicacion SA	2,053	21,071
Melia Hotels International SA	593	6,703
Merlin Properties Socimi SA REIT	3,598	36,265
NH Hotel Group SA*	3,393	13,162
Obrascon Huarte Lain SA (a)	2,810	7,663
Papeles y Cartones de Europa SA	271	1,433
Pharma Mar SA*	3,645	9,078
Promotora de Informaciones SA, Class A*	675	3,853
Prosegur Cia de Seguridad SA	2,906	18,048
Realia Business SA*	5,836	5,412
Red Electrica Corp. SA	4,458	79,377
Repsol SA	12,478	166,633
Sacyr SA*	6,218	12,983
Talgo SA, 144A*	1,458	7,311
Tecnicas Reunidas SA	265	9,759
Telefonica SA	52,377	435,878
Telepizza Group SA, 144A*	1,805	9,087
Tubacex SA	1,908	5,389

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Viscofan SA	489	$23,581
Zardoya Otis SA	2,597	20,285

		4,556,694

Switzerland — 0.2%
EDAG Engineering Group AG*	388	5,675
STMicroelectronics NV	7,147	72,899

		78,574

United Kingdom — 2.8%
CNH Industrial NV	12,328	105,049
Coca-Cola European Partners PLC	2,280	75,756
Dialog Semiconductor PLC*	879	34,847
Fiat Chrysler Automobiles NV	10,753	83,081
International Consolidated Airlines Group SA	9,052	49,111
RELX NV	11,350	183,326
Stallergenes Greer PLC*	135	4,385
Unilever NV	18,590	746,236
VTTI Energy Partners LP	409	7,301
Zeal Network SE	153	5,570

		1,294,662

TOTAL COMMON STOCKS (Cost $51,210,011)		45,560,936

PREFERRED STOCKS — 1.7%
Germany — 1.7%
Bayerische Motoren Werke AG	329	23,620
Biotest AG	493	6,795
Draegerwerk AG & Co. KGaA	93	7,319
FUCHS PETROLUB SE	697	27,621
Henkel AG & Co. KGaA	2,182	252,766
Jungheinrich AG	550	14,413

	Number of Shares	Value
Germany (Continued)
Porsche Automobil Holding SE	1,716	$86,989
Sartorius AG	387	28,752
Schaeffler AG	2,184	28,309
STO SE & Co. KGaA	16	1,504
Volkswagen AG	2,189	282,577

		760,665

TOTAL PREFERRED STOCKS (Cost $867,945)		760,665

RIGHTS — 0.0%
Germany — 0.0%
SGL Carbon SE*, expires 12/13/16	435	355

Italy — 0.0%
Banco Popolare Di Milano*, expires 12/27/16	50,136	0
Banco Popolare SC*, expires 12/27/16	9,435	0

		0

Spain — 0.0%
CaixaBank SA*, expires 12/06/16	36,418	1,505

TOTAL RIGHTS (Cost $1,548)		1,860

SECURITIES LENDING COLLATERAL — 3.6%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (c)(d) (Cost $1,704,111)	1,704,111	1,704,111

TOTAL INVESTMENTS — 102.8% (Cost $53,783,615)†		$48,027,572
Other assets and liabilities, net — (2.8%)		(1,334,583)

NET ASSETS — 100.0%		$46,692,989

*	Non-income producing security.
†	The cost for federal income tax purposes was $54,401,237. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $6,373,665. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,210,517 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,584,182.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $1,360,640, which is 2.9% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
EURO STOXX Futures	EUR	4	$129,344	12/16/2016	$42

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/5/2016	EUR	130,000	USD	142,798	$4,975
JP Morgan & Chase Co.	12/5/2016	EUR	816,000	USD	895,564	30,462
JP Morgan & Chase Co.	12/5/2016	EUR	5,869,091	USD	6,441,356	219,098
RBC Capital Markets	12/5/2016	EUR	15,165,836	USD	16,645,840	567,412
The Bank of New York Mellon	12/5/2016	EUR	8,753,670	USD	9,608,554	328,138
The Bank of Nova Scotia	12/5/2016	EUR	1,241,800	USD	1,372,636	56,112
The Bank of Nova Scotia	12/5/2016	EUR	11,252,909	USD	12,350,293	420,249
The Bank of Nova Scotia	12/5/2016	EUR	1,100	USD	1,215	49
The Bank of Nova Scotia	12/5/2016	GBP	700	USD	873	(3)
JP Morgan & Chase Co.	12/5/2016	USD	7,205,473	EUR	6,815,091	19,710
RBC Capital Markets	12/5/2016	USD	16,049,291	EUR	15,165,836	29,136
The Bank of New York Mellon	12/5/2016	USD	324,468	EUR	295,600	(11,081)
The Bank of New York Mellon	12/5/2016	USD	8,955,447	EUR	8,458,070	11,581
The Bank of Nova Scotia	12/5/2016	USD	12,918,882	EUR	12,177,209	(8,919)
The Bank of Nova Scotia	12/5/2016	USD	106,941	EUR	96,300	(4,846)
The Bank of Nova Scotia	12/5/2016	USD	98,693	EUR	88,500	(4,867)
The Bank of Nova Scotia	12/5/2016	USD	11,304	EUR	10,200	(490)
The Bank of Nova Scotia	12/5/2016	USD	135,653	EUR	123,600	(4,616)
The Bank of Nova Scotia	12/5/2016	USD	855	GBP	700	21
RBC Capital Markets	1/5/2017	EUR	21,548,000	USD	22,844,435	(41,677)
The Bank of Nova Scotia	1/5/2017	EUR	21,548,000	USD	22,901,141	15,029

Total net unrealized appreciation						$1,625,473

Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	80

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$45,560,936	$—	$—	$45,560,936
Rights (e)	1,860	—	0	1,860
Preferred Stocks	760,665	—	—	760,665
Short-Term Investments	1,704,111	—	—	1,704,111
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	1,701,972	—	1,701,972
Futures Contracts	42	—	—	42

TOTAL	$48,027,614	$1,701,972	$0	$49,729,586

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(76,499)	$—	$(76,499)

TOTAL	$—	$(76,499)	$—	$(76,499)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	81

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 91.6%
Consumer Discretionary — 15.0%
adidas AG	12,378	$1,823,516
Axel Springer SE	2,837	121,685
Bayerische Motoren Werke AG	21,766	1,854,953
Continental AG	7,231	1,282,916
Daimler AG	63,296	4,210,208
HUGO BOSS AG	4,396	252,057
ProSiebenSat.1 Media SE	15,316	524,883
RTL Group SA	2,544	172,857
Volkswagen AG	2,134	292,214
Zalando SE, 144A*	5,686	211,915

		10,747,204

Consumer Staples — 2.2%
Beiersdorf AG	6,626	541,299
Henkel AG & Co. KGaA	6,831	695,531
METRO AG	11,718	350,163

		1,586,993

Financials — 14.0%
Allianz SE	30,042	4,769,633
Commerzbank AG	69,977	487,487
Deutsche Bank AG*(a)	90,670	1,427,995
Deutsche Boerse AG*	12,691	1,025,605
Hannover Rueck SE	3,964	420,755
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,587	1,928,265

		10,059,740

Health Care — 13.1%
Bayer AG	54,362	5,104,162
Fresenius Medical Care AG & Co. KGaA	14,120	1,101,430
Fresenius SE & Co. KGaA	26,936	1,934,134
Merck KGaA	8,496	851,284
QIAGEN NV*	14,613	403,451

		9,394,461

Industrials — 13.6%
Brenntag AG	10,156	534,586
Deutsche Lufthansa AG	15,321	198,509
Deutsche Post AG	63,779	1,993,410
Fraport AG Frankfurt Airport Services Worldwide	2,734	158,790
GEA Group AG	12,021	448,082
HOCHTIEF AG	1,367	194,431
MAN SE	2,317	228,525
OSRAM Licht AG	5,850	297,823
Siemens AG	50,290	5,681,763

		9,735,919

Information Technology — 9.7%
Infineon Technologies AG	74,444	1,245,033
SAP SE	64,607	5,401,206
United Internet AG	8,085	309,380

		6,955,619

Materials — 14.5%
BASF SE	60,379	5,182,766

	Number of Shares	Value
Materials (Continued)
Covestro AG, 144A	4,659	$299,381
Evonik Industries AG	10,722	298,979
HeidelbergCement AG	9,783	877,280
K+S AG (b)	12,582	255,299
LANXESS AG	6,016	371,023
Linde AG	12,210	2,034,288
Symrise AG	8,107	490,701
thyssenkrupp AG	24,182	548,979

		10,358,696

Real Estate — 2.3%
Deutsche Wohnen AG	22,184	683,250
Vonovia SE	30,634	987,984

		1,671,234

Telecommunication Services — 5.0%
Deutsche Telekom AG	215,214	3,390,625
Telefonica Deutschland Holding AG	48,883	191,795

		3,582,420

Utilities — 2.2%
E.ON SE	131,541	868,129
Innogy SE, 144A*	9,130	322,370
RWE AG*	32,171	404,384

		1,594,883

TOTAL COMMON STOCKS (Cost $77,065,757)		65,687,169

PREFERRED STOCKS — 5.6%
Consumer Discretionary — 3.5%
Bayerische Motoren Werke AG	3,603	258,675
Porsche Automobil Holding SE	10,066	510,272
Schaeffler AG	10,912	141,441
Volkswagen AG	12,200	1,574,894

		2,485,282

Consumer Staples — 1.9%
Henkel AG & Co. KGaA	11,712	1,356,736

Materials — 0.2%
FUCHS PETROLUB SE	4,568	181,020

TOTAL PREFERRED STOCKS (Cost $6,110,313)		4,023,038

SECURITIES LENDING COLLATERAL — 0.3%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (c)(d) (Cost $234,990)	234,990	234,990

TOTAL INVESTMENTS — 97.5% (Cost $83,411,060)†		$69,945,197
Other assets and liabilities, net — 2.5%		1,757,206

NET ASSETS — 100.0%		$71,702,403

See Notes to Financial Statements.	82

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

*	Non-income producing security.
†	The cost for federal income tax purposes was $84,518,230. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $14,573,033. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,523,611 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,096,644.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $225,979, which is 0.3% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
DAX Index Future	EUR	6	$1,691,123	12/16/2016	$21,344

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/5/2016	EUR	1,584,000	USD	1,738,448	$59,132
JP Morgan & Chase Co.	12/5/2016	EUR	228,000	USD	250,446	8,726
JP Morgan & Chase Co.	12/5/2016	EUR	15,739,010	USD	17,273,642	587,550
RBC Capital Markets	12/5/2016	EUR	17,970,120	USD	19,723,788	672,331
The Bank of New York Mellon	12/5/2016	EUR	13,971,475	USD	15,335,929	523,732
The Bank of New York Mellon	12/5/2016	EUR	9,663,623	USD	10,607,372	362,249
The Bank of Nova Scotia	12/5/2016	EUR	2,073,300	USD	2,291,743	93,684
The Bank of Nova Scotia	12/5/2016	EUR	14,287,872	USD	15,681,225	533,592
JP Morgan & Chase Co.	12/5/2016	USD	1,724,458	EUR	1,551,000	(80,127)
JP Morgan & Chase Co.	12/5/2016	USD	120,000	EUR	107,932	(5,573)
JP Morgan & Chase Co.	12/5/2016	USD	125,000	EUR	112,570	(5,657)
JP Morgan & Chase Co.	12/5/2016	USD	16,683,390	EUR	15,779,508	45,637
RBC Capital Markets	12/5/2016	USD	1,724,399	EUR	1,551,000	(80,069)
RBC Capital Markets	12/5/2016	USD	2,307,640	EUR	2,078,000	(104,598)
RBC Capital Markets	12/5/2016	USD	2,274,979	EUR	2,144,200	(1,754)
RBC Capital Markets	12/5/2016	USD	12,907,427	EUR	12,196,920	23,433
The Bank of New York Mellon	12/5/2016	USD	25,024,959	EUR	23,635,098	32,361
The Bank of Nova Scotia	12/5/2016	USD	11,152	EUR	10,000	(550)
The Bank of Nova Scotia	12/5/2016	USD	14,626,901	EUR	13,787,172	(10,098)
The Bank of Nova Scotia	12/5/2016	USD	5,448	EUR	5,000	(147)
The Bank of Nova Scotia	12/5/2016	USD	17,689	EUR	16,000	(726)
The Bank of Nova Scotia	12/5/2016	USD	2,307,785	EUR	2,078,000	(104,743)
The Bank of Nova Scotia	12/5/2016	USD	284,806	EUR	259,500	(9,691)
The Bank of Nova Scotia	12/5/2016	USD	228,208	EUR	205,500	(10,342)
Goldman Sachs & Co	1/5/2017	EUR	22,277,000	USD	23,559,264	(101,118)
RBC Capital Markets	1/5/2017	EUR	22,277,000	USD	23,617,296	(43,087)
The Bank of Nova Scotia	1/5/2017	EUR	22,277,000	USD	23,675,920	15,537
RBC Capital Markets	1/5/2017	USD	258,065	EUR	243,000	25

Total net unrealized appreciation						$2,399,709

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign exchange currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	83

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$65,687,169	$—	$—	$65,687,169
Preferred Stocks (e)	4,023,038	—	—	4,023,038
Short-Term Investments	234,990	—	—	234,990
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	2,957,989	—	2,957,989
Futures Contracts	21,344	—	—	21,344

TOTAL	$69,966,541	$2,957,989	$—	$72,924,530

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(558,280)	$—	$(558,280)

TOTAL	$—	$(558,280)	$—	$(558,280)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	84

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.2%
Consumer Discretionary — 20.4%
ABC-Mart, Inc.	20,500	$1,202,351
Aisin Seiki Co. Ltd.	119,000	5,086,404
Asics Corp.	94,700	1,993,249
Bandai Namco Holdings, Inc.	124,100	3,541,685
Benesse Holdings, Inc. (a)	41,400	1,098,282
Bridgestone Corp.	404,100	15,425,066
Casio Computer Co. Ltd.	142,000	1,855,601
Denso Corp.	296,000	12,884,751
Dentsu, Inc.	134,400	6,144,067
Don Quijote Holdings Co. Ltd.	74,700	2,856,628
Fast Retailing Co. Ltd.	33,019	11,420,496
Fuji Heavy Industries Ltd.	382,305	15,522,108
Hakuhodo DY Holdings, Inc.	120,400	1,397,589
Hikari Tsushin, Inc.	13,300	1,185,787
Honda Motor Co. Ltd.	1,012,800	29,497,396
Iida Group Holdings Co. Ltd.	88,600	1,717,712
Isetan Mitsukoshi Holdings Ltd.	197,000	2,171,382
Isuzu Motors Ltd.	369,000	4,351,042
J. Front Retailing Co. Ltd.	149,900	2,112,135
Koito Manufacturing Co. Ltd.	71,800	3,740,466
Marui Group Co. Ltd.	118,200	1,628,278
Mazda Motor Corp.	354,000	5,674,892
McDonald’s Holdings Co. Japan Ltd. (a)	41,300	1,135,339
Mitsubishi Motors Corp.	392,200	1,813,503
NGK Spark Plug Co. Ltd.	103,700	2,126,482
Nikon Corp.	211,600	3,107,277
Nissan Motor Co. Ltd.	1,500,200	13,853,951
Nitori Holdings Co. Ltd.	49,700	5,186,994
NOK Corp.	63,800	1,268,695
Oriental Land Co. Ltd.	135,600	7,724,358
Panasonic Corp.	1,371,500	13,954,163
Rakuten, Inc.	578,200	5,700,884
Rinnai Corp.	21,100	1,794,528
Ryohin Keikaku Co. Ltd.	14,900	2,921,262
Sankyo Co. Ltd.	27,800	878,432
Sega Sammy Holdings, Inc.	107,300	1,603,802
Sekisui Chemical Co. Ltd.	253,700	3,840,815
Sekisui House Ltd.	374,700	6,124,636
Sharp Corp.*(a)	897,500	1,482,693
Shimamura Co. Ltd.	13,800	1,642,900
Shimano, Inc.	46,063	7,565,437
Sony Corp.	784,400	22,543,658
Stanley Electric Co. Ltd.	89,900	2,479,214
Start Today Co. Ltd.	103,000	1,581,845
Sumitomo Electric Industries Ltd.	468,600	6,563,800
Sumitomo Rubber Industries Ltd.	100,000	1,651,152
Suzuki Motor Corp.	213,500	6,867,532
Takashimaya Co. Ltd.	188,000	1,559,477
Toho Co. Ltd.	72,200	2,073,135
Toyoda Gosei Co. Ltd.	40,400	872,235
Toyota Industries Corp.	101,200	4,741,331
Toyota Motor Corp.	1,659,000	96,417,910
USS Co. Ltd.	136,200	2,179,819
Yamada Denki Co. Ltd.	373,200	1,993,140
Yamaha Corp.	104,100	3,171,090

	Number of Shares	Value
Consumer Discretionary (Continued)
Yamaha Motor Co. Ltd.	169,700	$3,902,633
Yokohama Rubber Co. Ltd.	71,000	1,282,785

		376,114,274

Consumer Staples — 7.5%
Aeon Co. Ltd.	406,200	5,595,658
Ajinomoto Co., Inc.	337,500	6,526,977
Asahi Group Holdings Ltd.	240,400	7,821,064
Calbee, Inc.	56,400	1,757,493
FamilyMart UNY Holdings Co. Ltd.	57,500	3,593,593
Japan Tobacco, Inc.	683,400	23,571,491
Kao Corp.	313,100	14,414,560
Kikkoman Corp.	92,000	2,814,562
Kirin Holdings Co. Ltd.	511,000	8,323,487
Kose Corp.	18,800	1,506,892
Lawson, Inc.	40,500	2,803,724
Lion Corp.	148,700	2,417,569
MEIJI Holdings Co. Ltd.	72,800	5,803,383
NH Foods Ltd.	107,600	2,770,767
Nisshin Seifun Group, Inc.	112,785	1,580,301
Nissin Foods Holdings Co. Ltd.	36,500	1,901,490
Pola Orbis Holdings, Inc.	14,200	1,100,948
Seven & i Holdings Co. Ltd.	468,100	18,146,265
Shiseido Co. Ltd.	236,100	6,003,364
Sundrug Co. Ltd.	23,000	1,600,280
Suntory Beverage & Food Ltd.	84,500	3,615,467
Toyo Suisan Kaisha Ltd.	60,400	2,138,193
Tsuruha Holdings, Inc.	22,700	2,317,521
Unicharm Corp.	250,700	5,334,812
Yakult Honsha Co. Ltd. (a)	60,100	2,637,140
Yamazaki Baking Co. Ltd.	81,100	1,608,460

		137,705,461

Energy — 0.8%
Idemitsu Kosan Co. Ltd.	60,400	1,366,332
Inpex Corp.	590,500	5,600,214
JX Holdings, Inc.	1,317,700	5,026,391
Showa Shell Sekiyu KK	108,300	966,517
TonenGeneral Sekiyu KK	182,000	1,732,424

		14,691,878

Financials — 13.4%
Acom Co. Ltd.*	227,200	1,086,302
AEON Financial Service Co. Ltd.	71,900	1,196,605
Aozora Bank Ltd.	745,500	2,560,915
Bank of Kyoto Ltd.	188,000	1,303,125
Chiba Bank Ltd.	435,600	2,581,503
Chugoku Bank Ltd.	98,400	1,329,718
Concordia Financial Group Ltd.	727,100	3,339,811
Credit Saison Co. Ltd.	89,200	1,599,136
Dai-ichi Life Holdings, Inc.	669,800	10,734,481
Daiwa Securities Group, Inc.	1,032,320	6,202,673
Fukuoka Financial Group, Inc.	551,000	2,384,030
Hachijuni Bank Ltd.	233,000	1,248,451
Hiroshima Bank Ltd.	311,100	1,370,520
Japan Exchange Group, Inc.	324,040	4,798,075
Japan Post Bank Co. Ltd.	251,625	2,967,022
Japan Post Holdings Co. Ltd.	268,942	3,331,068

See Notes to Financial Statements.	85

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Kyushu Financial Group, Inc.	202,600	$1,333,489
Mebuki Financial Group, Inc.	560,230	2,037,111
Mitsubishi UFJ Financial Group, Inc.	7,921,900	46,379,866
Mitsubishi UFJ Lease & Finance Co. Ltd.	268,800	1,238,212
Mizuho Financial Group, Inc.	14,982,140	26,531,896
MS&AD Insurance Group Holdings, Inc.	314,800	9,765,528
Nomura Holdings, Inc.	2,256,000	12,107,723
ORIX Corp.	822,560	12,808,799
Resona Holdings, Inc.	1,371,600	6,595,141
SBI Holdings, Inc.	132,528	1,658,844
Seven Bank Ltd.	357,600	1,018,990
Shinsei Bank Ltd.	1,037,000	1,658,765
Shizuoka Bank Ltd.	331,000	2,676,238
Sompo Holdings, Inc.	219,350	7,147,737
Sony Financial Holdings, Inc.	101,400	1,462,436
Sumitomo Mitsui Financial Group, Inc.	834,600	30,683,341
Sumitomo Mitsui Trust Holdings, Inc.	206,090	7,475,840
Suruga Bank Ltd.	101,100	2,277,302
T&D Holdings, Inc.	359,900	4,495,407
Tokio Marine Holdings, Inc.	423,600	18,139,211
Yamaguchi Financial Group, Inc. (a)	123,500	1,284,603

		246,809,914

Health Care — 7.3%
Alfresa Holdings Corp.	108,100	1,722,532
Astellas Pharma, Inc.	1,338,100	18,474,096
Chugai Pharmaceutical Co. Ltd.	139,100	3,908,977
CYBERDYNE, Inc.*(a)	67,700	884,677
Daiichi Sankyo Co. Ltd.	374,400	7,795,296
Eisai Co. Ltd.	156,600	9,046,540
Hisamitsu Pharmaceutical Co., Inc.	38,400	1,846,073
Hoya Corp.	246,900	9,709,393
Kyowa Hakko Kirin Co. Ltd.	159,900	2,280,991
M3, Inc.	120,600	3,112,904
Medipal Holdings Corp.	100,100	1,432,312
Miraca Holdings, Inc.	35,600	1,593,217
Mitsubishi Tanabe Pharma Corp.	139,500	2,622,827
Olympus Corp.	180,900	6,356,523
Ono Pharmaceutical Co. Ltd.	256,300	5,675,766
Otsuka Holdings Co. Ltd.	242,600	9,854,134
Santen Pharmaceutical Co. Ltd.	231,600	2,826,044
Shionogi & Co. Ltd.	185,400	8,767,222
Sumitomo Dainippon Pharma Co. Ltd. (a)	94,400	1,542,184
Suzuken Co. Ltd.	55,350	1,654,622
Sysmex Corp.	97,100	5,847,813
Taisho Pharmaceutical Holdings Co. Ltd.	22,400	1,910,966
Takeda Pharmaceutical Co. Ltd.	441,900	18,096,250
Terumo Corp.	212,300	7,469,145

		134,430,504

Industrials — 20.2%
Amada Holdings Co. Ltd.	198,400	2,207,624
ANA Holdings, Inc.	735,000	2,038,508

	Number of Shares	Value
Industrials (Continued)
Asahi Glass Co. Ltd.	663,000	$4,305,835
Central Japan Railway Co.	89,598	14,629,523
Dai Nippon Printing Co. Ltd.	330,000	3,121,017
Daikin Industries Ltd.	145,700	13,646,043
East Japan Railway Co.	205,700	17,559,252
FANUC Corp.	120,520	20,336,861
Fuji Electric Co. Ltd.	348,000	1,709,506
Hankyu Hanshin Holdings, Inc.	150,040	4,741,004
Hino Motors Ltd.	160,100	1,624,720
Hitachi Construction Machinery Co. Ltd.	69,700	1,434,149
Hoshizaki Corp.	31,500	2,668,021
IHI Corp.*	882,000	2,443,897
ITOCHU Corp.	929,800	12,694,791
Japan Airlines Co. Ltd.	75,478	2,233,233
Japan Airport Terminal Co. Ltd. (a)	28,900	1,074,861
JGC Corp.	128,700	2,123,907
JTEKT Corp.	138,600	2,217,018
Kajima Corp.	610,000	4,276,212
Kamigumi Co. Ltd.	145,000	1,330,798
Kawasaki Heavy Industries Ltd.	858,000	2,707,382
Keihan Holdings Co. Ltd.	316,800	2,015,912
Keikyu Corp.	292,000	3,136,821
Keio Corp.	360,000	2,869,805
Keisei Electric Railway Co. Ltd.	84,200	1,997,455
Kintetsu Group Holdings Co. Ltd.	1,125,000	4,346,401
Komatsu Ltd.	573,700	13,206,057
Kubota Corp.	657,400	9,926,651
Kurita Water Industries Ltd.	66,700	1,386,413
LIXIL Group Corp.	163,100	3,626,820
Mabuchi Motor Co. Ltd.	30,400	1,692,653
Makita Corp.	71,600	4,850,312
Marubeni Corp.	1,025,700	5,615,103
Minebea Co. Ltd.	198,700	1,969,545
MISUMI Group, Inc.	170,700	3,052,770
Mitsubishi Corp.	938,400	20,272,327
Mitsubishi Electric Corp.	1,200,500	16,542,881
Mitsubishi Heavy Industries Ltd.	1,991,100	8,820,327
Mitsubishi Logistics Corp.	71,000	960,072
Mitsui & Co. Ltd.	1,060,300	14,286,547
Mitsui OSK Lines Ltd.	731,000	1,878,537
Nabtesco Corp.	72,100	1,832,672
Nagoya Railroad Co. Ltd.	619,600	3,038,290
NGK Insulators Ltd.	161,200	3,080,138
Nidec Corp.	148,200	13,264,875
Nippon Express Co. Ltd.	578,000	2,985,866
Nippon Yusen KK	955,000	1,769,678
NSK Ltd.	264,700	2,882,883
Obayashi Corp.	403,400	3,836,364
Odakyu Electric Railway Co. Ltd.	177,400	3,468,763
Park24 Co. Ltd.	67,100	1,906,167
Recruit Holdings Co. Ltd.	228,300	8,710,541
Secom Co. Ltd.	130,500	9,489,354
Seibu Holdings, Inc.	100,000	1,792,754
Shimizu Corp.	342,700	3,157,255
SMC Corp.	35,600	10,119,418
Sohgo Security Services Co. Ltd.	44,400	1,806,582
Sumitomo Corp.	738,100	8,806,490

See Notes to Financial Statements.	86

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Sumitomo Heavy Industries Ltd.	344,000	$2,071,728
Taisei Corp.	684,000	4,950,413
THK Co. Ltd.	75,900	1,632,707
Tobu Railway Co. Ltd.	643,000	3,079,970
Tokyu Corp.	688,000	5,135,720
Toppan Printing Co. Ltd.	326,000	2,954,958
Toshiba Corp.*	2,501,000	9,295,269
TOTO Ltd.	85,650	3,282,857
Toyota Tsusho Corp.	132,000	3,298,702
West Japan Railway Co.	102,300	6,220,892
Yamato Holdings Co. Ltd.	217,200	4,350,455

		371,799,332

Information Technology — 10.6%
Alps Electric Co. Ltd.	117,000	2,938,167
Brother Industries Ltd.	146,500	2,504,733
Canon, Inc.	662,900	18,895,301
DeNA Co. Ltd.	65,600	1,998,304
FUJIFILM Holdings Corp.	271,700	10,090,934
Fujitsu Ltd.	1,158,000	6,830,282
Hamamatsu Photonics KK	86,000	2,281,456
Hirose Electric Co. Ltd.	19,910	2,382,482
Hitachi High-Technologies Corp.	42,800	1,687,234
Hitachi Ltd.	3,003,000	15,993,426
Kakaku.com, Inc.	86,500	1,357,174
Keyence Corp.	28,360	19,392,534
Konami Holdings Corp.	62,600	2,117,582
Konica Minolta, Inc.	270,100	2,578,115
Kyocera Corp.	199,400	9,474,572
LINE Corp.*	27,000	1,040,776
Mixi, Inc.	28,000	975,307
Murata Manufacturing Co. Ltd.	119,000	16,044,535
NEC Corp.	1,618,000	4,214,536
Nexon Co. Ltd.	101,500	1,418,631
Nintendo Co. Ltd.	72,241	17,538,515
Nippon Electric Glass Co. Ltd.	263,000	1,402,299
Nomura Research Institute Ltd.	77,420	2,625,668
NTT Data Corp.	78,300	3,894,297
Obic Co. Ltd.	40,200	1,767,458
Omron Corp.	119,600	4,411,625
Oracle Corp. Japan	23,800	1,185,787
Otsuka Corp.	32,500	1,582,317
Ricoh Co. Ltd.	416,500	3,352,970
Rohm Co. Ltd. (a)	60,600	3,310,607
Seiko Epson Corp.	169,600	3,399,264
Shimadzu Corp.	147,000	2,239,596
TDK Corp.	76,900	5,169,014
Tokyo Electron Ltd.	97,500	8,927,167
Trend Micro, Inc.	71,600	2,572,230
Yahoo Japan Corp.	884,500	3,216,223
Yaskawa Electric Corp.	157,100	2,409,952
Yokogawa Electric Corp.	141,800	1,964,538

		195,185,608

Materials — 5.9%
Air Water, Inc.	89,500	1,529,413
Asahi Kasei Corp.	783,300	6,966,547

	Number of Shares	Value
Materials (Continued)
Daicel Corp.	170,300	$1,875,600
Hitachi Chemical Co. Ltd.	68,100	1,494,087
Hitachi Metals Ltd.	120,600	1,575,954
JFE Holdings, Inc.	324,500	4,736,812
JSR Corp.	110,100	1,584,062
Kaneka Corp.	174,000	1,385,551
Kansai Paint Co. Ltd. (a)	135,500	2,481,294
Kobe Steel Ltd.*	184,500	1,740,094
Kuraray Co. Ltd.	220,400	3,117,059
Maruichi Steel Tube Ltd.	35,000	1,127,355
Mitsubishi Chemical Holdings Corp.	842,200	5,296,647
Mitsubishi Gas Chemical Co., Inc.	104,900	1,589,936
Mitsubishi Materials Corp.	71,700	2,121,450
Mitsui Chemicals, Inc.	620,000	2,866,833
Nippon Paint Holdings Co. Ltd. (a)	95,700	3,019,772
Nippon Steel & Sumitomo Metal Corp.	501,814	10,759,580
Nissan Chemical Industries Ltd.	76,600	2,547,642
Nitto Denko Corp.	102,600	7,081,243
Oji Holdings Corp.	569,000	2,332,599
Shin-Etsu Chemical Co. Ltd.	241,600	17,865,793
Sumitomo Chemical Co. Ltd.	977,000	4,466,334
Sumitomo Metal Mining Co. Ltd.	307,000	4,100,310
Taiheiyo Cement Corp.	760,000	2,378,218
Taiyo Nippon Sanso Corp.	80,400	879,864
Teijin Ltd.	107,200	1,984,612
Toray Industries, Inc.	912,000	7,408,879
Toyo Seikan Group Holdings Ltd.	96,300	1,813,122

		108,126,662

Real Estate — 4.6%
Aeon Mall Co. Ltd.	71,050	1,024,715
Daito Trust Construction Co. Ltd.	43,700	6,789,629
Daiwa House Industry Co. Ltd.	351,800	10,000,031
Daiwa House REIT Investment Corp. REIT	836	2,080,409
Hulic Co. Ltd.	179,000	1,680,399
Japan Prime Realty Investment Corp. REIT	577	2,345,221
Japan Real Estate Investment Corp. REIT	806	4,360,946
Japan Retail Fund Investment Corp. REIT	1,580	3,206,818
Mitsubishi Estate Co. Ltd.	778,600	15,690,418
Mitsui Fudosan Co. Ltd.	553,800	13,023,897
Nippon Building Fund, Inc. REIT	855	4,760,587
Nippon Prologis REIT, Inc. REIT	927	1,919,552
Nomura Real Estate Holdings, Inc.	77,800	1,259,434
Nomura Real Estate Master Fund, Inc. REIT	2,469	3,679,599
Sumitomo Realty & Development Co. Ltd.	222,000	6,129,959
Tokyo Tatemono Co. Ltd.	128,000	1,651,396
Tokyu Fudosan Holdings Corp.	299,800	1,716,437
United Urban Investment Corp. REIT	1,765	2,690,582

		84,010,029

See Notes to Financial Statements.	87

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Telecommunication Services — 5.6%
KDDI Corp.	1,139,552	$29,872,090
Nippon Telegraph & Telephone Corp.	429,800	17,375,333
NTT DOCOMO, Inc.	860,700	19,741,067
SoftBank Group Corp.	596,700	35,007,652

		101,996,142

Utilities — 1.9%
Chubu Electric Power Co., Inc.	400,300	5,617,601
Chugoku Electric Power Co., Inc.	169,500	1,929,015
Electric Power Development Co. Ltd.	87,900	1,927,723
Hokuriku Electric Power Co.	97,100	1,050,739
Kansai Electric Power Co., Inc.*	437,400	4,312,637
Kyushu Electric Power Co., Inc.*	257,800	2,535,073
Osaka Gas Co. Ltd.	1,165,000	4,405,218
Toho Gas Co. Ltd.	235,000	1,861,020
Tohoku Electric Power Co., Inc.	270,200	3,148,259
Tokyo Electric Power Co. Holdings, Inc.*	898,500	3,337,813
Tokyo Gas Co. Ltd.	1,216,000	5,300,636

		35,425,734

TOTAL COMMON STOCKS (Cost $1,822,945,102)		1,806,295,538

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.5%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (b)(c) (Cost $9,933,297)	9,933,297	$9,933,297

TOTAL INVESTMENTS — 98.7% (Cost $1,832,878,399)†		$1,816,228,835
Other assets and liabilities, net — 1.3%		23,554,885

NET ASSETS — 100.0%		$1,839,783,720

*	Non-income producing security.
†	The cost for federal income tax purposes was $1,859,036,773. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $42,807,938. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $47,881,862 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $90,689,800.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $9,305,533, which is 0.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

At November 30, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
TOPIX Index Futures	JPY	17	$2,190,289	12/08/2016	$223,956

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/5/2016	JPY	1,756,418,000	USD	16,435,601	$1,077,716
Bank of Montreal	12/5/2016	JPY	3,788,852,000	USD	34,719,743	1,590,525
Bank of Montreal	12/5/2016	JPY	18,618,921,639	USD	177,368,042	14,566,668
Canadian Imperial Bank of Commerce	12/5/2016	JPY	4,259,018,000	USD	40,566,519	3,326,232
Canadian Imperial Bank of Commerce	12/5/2016	JPY	34,699,490,364	USD	330,507,535	27,099,807
Canadian Imperial Bank of Commerce	12/5/2016	JPY	958,032,000	USD	9,176,112	799,208
Canadian Imperial Bank of Commerce	12/5/2016	JPY	464,910,000	USD	4,438,282	373,170
JP Morgan & Chase Co.	12/5/2016	JPY	29,702,077,925	USD	282,933,250	23,222,231
JP Morgan & Chase Co.	12/5/2016	JPY	5,326,215,300	USD	47,060,975	489,257
RBC Capital Markets	12/5/2016	JPY	4,003,606,000	USD	36,712,580	1,705,582

See Notes to Financial Statements.	88

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	12/5/2016	JPY	1,756,418,000	USD	16,435,520	$1,077,635
RBC Capital Markets	12/5/2016	JPY	3,788,852,000	USD	34,720,071	1,590,853
RBC Capital Markets	12/5/2016	JPY	10,242,442,291	USD	97,570,300	8,011,747
RBC Capital Markets	12/5/2016	JPY	470,467,500	USD	4,185,159	71,453
RBC Capital Markets	12/5/2016	JPY	5,326,215,300	USD	47,063,055	491,336
State Street Bank & Trust Co.	12/5/2016	JPY	30,341,930,761	USD	289,058,737	23,752,930
State Street Bank & Trust Co.	12/5/2016	JPY	958,032,000	USD	9,175,403	798,498
The Bank of New York Mellon	12/5/2016	JPY	111,693,000	USD	1,063,915	87,286
The Bank of Nova Scotia	12/5/2016	JPY	5,957,945,700	USD	57,761,136	5,665,652
The Bank of Nova Scotia	12/5/2016	JPY	16,606,461,365	USD	158,171,010	12,966,321
The Bank of Nova Scotia	12/5/2016	JPY	4,003,606,000	USD	36,711,409	1,704,410
The Bank of Nova Scotia	12/5/2016	JPY	5,326,215,300	USD	47,061,703	489,985
The Bank of Nova Scotia	12/5/2016	JPY	470,467,500	USD	4,185,072	71,367
Bank of Montreal	12/5/2016	USD	212,100,270	JPY	24,164,191,639	(811,792)
Canadian Imperial Bank of Commerce	12/5/2016	USD	7,000,000	JPY	790,776,000	(85,560)
Canadian Imperial Bank of Commerce	12/5/2016	USD	3,372,234	JPY	377,928,000	(67,682)
Canadian Imperial Bank of Commerce	12/5/2016	USD	328,691,699	JPY	37,447,680,864	(1,254,157)
Canadian Imperial Bank of Commerce	12/5/2016	USD	16,544,490	JPY	1,765,065,500	(1,110,992)
JP Morgan & Chase Co.	12/5/2016	USD	291,923,540	JPY	33,263,227,725	(1,074,300)
JP Morgan & Chase Co.	12/5/2016	USD	16,542,862	JPY	1,765,065,500	(1,109,364)
RBC Capital Markets	12/5/2016	USD	224,582,231	JPY	25,588,001,091	(844,153)
State Street Bank & Trust Co.	12/5/2016	USD	271,416,030	JPY	30,922,034,761	(1,037,871)
State Street Bank & Trust Co.	12/5/2016	USD	3,372,021	JPY	377,928,000	(67,469)
The Bank of New York Mellon	12/5/2016	USD	980,172	JPY	111,693,000	(3,543)
The Bank of Nova Scotia	12/5/2016	USD	278,778,844	JPY	31,767,044,465	(1,012,033)
The Bank of Nova Scotia	12/5/2016	USD	60,681	JPY	6,607,000	(2,911)
The Bank of Nova Scotia	12/5/2016	USD	125,081	JPY	13,535,000	(6,733)
The Bank of Nova Scotia	12/5/2016	USD	107,524	JPY	11,488,300	(7,072)
The Bank of Nova Scotia	12/5/2016	USD	14,817	JPY	1,549,800	(1,266)
The Bank of Nova Scotia	12/5/2016	USD	4,100,276	JPY	422,164,400	(408,926)
The Bank of Nova Scotia	12/5/2016	USD	1,362,571	JPY	142,306,900	(118,258)
JP Morgan & Chase Co.	1/6/2017	JPY	9,973,758,000	USD	87,710,690	324,502
JP Morgan & Chase Co.	1/6/2017	JPY	33,263,227,725	USD	292,498,551	1,059,089
RBC Capital Markets	1/6/2017	JPY	25,588,001,091	USD	225,034,924	842,812
RBC Capital Markets	1/6/2017	JPY	37,447,680,864	USD	329,335,456	1,233,444
The Bank of New York Mellon	1/6/2017	JPY	111,693,000	USD	982,150	3,539
The Bank of New York Mellon	1/6/2017	JPY	30,922,034,761	USD	271,906,604	979,764
The Bank of Nova Scotia	1/6/2017	JPY	24,164,191,639	USD	212,474,108	756,861
The Bank of Nova Scotia	1/6/2017	JPY	31,767,044,465	USD	279,325,481	994,994
JP Morgan & Chase Co.	1/6/2017	USD	16,952,125	JPY	1,932,627,000	(19,199)

Total net unrealized appreciation						$128,181,593

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	89

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,806,295,538	$—	$—	$1,806,295,538
Short-Term Investments	9,933,297	—	—	9,933,297
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	137,224,874	—	137,224,874
Futures Contracts	223,956	—	—	223,956

TOTAL	$1,816,452,791	$137,224,874	$—	$1,953,677,665

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(9,043,281)	$—	$(9,043,281)

TOTAL	$—	$(9,043,281)	$—	$(9,043,281)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	90

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.1%
Consumer Discretionary — 8.3%
Alsea SAB de CV	16,690	$48,993
Consorcio ARA SAB de CV	36,870	12,382
Corpovael SA de CV	11,648	8,491
El Puerto de Liverpool SAB de CV, Class C1	5,731	45,208
Grupo Famsa SAB de CV, Class A*	18,828	6,369
Grupo Televisa SAB, Series CPO	46,203	190,933
Hoteles City Express SAB de CV*	15,014	11,879
Rassini SAB de CV	2,742	10,364
TV Azteca SAB de CV, Series CPO	62,011	9,463

		344,082

Consumer Staples — 25.1%
Arca Continental SAB de CV	12,437	65,618
Coca-Cola Femsa SAB de CV, Series L	9,960	62,700
Fomento Economico Mexicano SAB de CV	46,428	363,080
Gruma SAB de CV, Class B	6,319	75,551
Grupo Bimbo SAB de CV, Series A	46,766	107,619
Grupo Comercial Chedraui SA de CV	11,891	21,573
Grupo Herdez SAB de CV	8,920	18,017
Grupo Lala SAB de CV	19,945	30,010
Industrias Bachoco SAB de CV, Series B	6,416	25,133
Kimberly-Clark de Mexico SAB de CV, Class A	44,466	77,993
La Comer SAB de CV*	19,548	15,106
Wal-Mart de Mexico SAB de CV	101,298	185,847

		1,048,247

Financials — 15.0%
Banregio Grupo Financiero SAB de CV	7,328	39,208
Bolsa Mexicana de Valores SAB de CV	14,073	18,624
Credito Real SAB de CV, SOFOM, ER	9,013	12,922
Gentera SAB de CV	30,448	47,901
Grupo Financiero Banorte SAB de CV, Class O	62,144	297,854
Grupo Financiero Inbursa SAB de CV, Class O	67,211	91,657
Grupo Financiero Interacciones SA de CV, Class O	3,862	14,332
Grupo Financiero Santander Mexico SAB de CV, Class B	53,344	74,898
Qualitas Controladora SAB de CV	9,702	14,674
Unifin Financiera SAB de CV SOFOM ENR	6,152	14,794

		626,864

Health Care — 0.7%
Genomma Lab Internacional SAB de CV, Class B*	26,968	28,821

Industrials — 13.2%
Alfa SAB de CV, Class A	80,504	106,342
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	20,549	30,260
Elementia SAB de CV, 144A*	13,542	14,150
Grupo Aeromexico SAB de CV*	16,887	29,521
Grupo Aeroportuario del Centro Norte SAB de CV	6,980	32,868

	Number of Shares	Value
Industrials (Continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	10,305	$87,750
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,987	86,471
Grupo Carso SAB de CV, Series A1	16,960	62,718
Grupo Rotoplas SAB de CV	7,478	9,940
OHL Mexico SAB de CV*	26,126	22,449
Promotora y Operadora de Infraestructura SAB de CV	7,829	68,987

		551,456

Materials — 17.7%
Cemex SAB de CV, Series CPO*	347,614	270,475
Grupo Mexico SAB de CV, Series B	94,324	258,089
Industrias CH SAB de CV, Series B*	5,189	29,118
Industrias Penoles SAB de CV	4,032	86,570
Mexichem SAB de CV	31,063	74,064
Minera Frisco SAB de CV, Class A1*	26,024	19,971

		738,287

Real Estate — 5.7%
Concentradora Fibra Danhos SA de CV REIT	1,201	1,871
Concentradora Fibra Hotelera Mexicana SA de CV REIT	20,292	14,665
Corp. Inmobiliaria Vesta SAB de CV	18,388	22,029
Fibra Uno Administracion SA de CV REIT	73,161	112,963
Grupo GICSA SA de CV*	22,062	11,365
Macquarie Mexico Real Estate Management SA de CV REIT*	27,147	27,205
PLA Administradora Industrial S de RL de CV REIT*	20,550	28,304
Prologis Property Mexico SA de CV REIT	13,423	19,682

		238,084

Telecommunication Services — 13.4%
America Movil SAB de CV, Series L	850,025	517,220
Axtel SAB de CV, Series CPO*	46,039	9,107
Telesites SAB de CV*	55,891	32,650

		558,977

Utilities — 1.0%
Infraestructura Energetica Nova SAB de CV	9,398	41,386

TOTAL COMMON STOCKS (Cost $5,421,895)		4,176,204

TOTAL INVESTMENTS — 100.1% (Cost $5,421,895)†		$4,176,204
Other assets and liabilities, net — (0.1%)		(4,253)

NET ASSETS — 100.0%		$4,171,951

See Notes to Financial Statements.	91

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

*	Non-income producing security.
†	The cost for federal income tax purposes was $5,542,860. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $1,366,656. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,378 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,387,034.

CPO:	Ordinary Participation Certificates
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/5/2016	MXN	36,858,305	USD	1,952,472	$162,266
The Bank of New York Mellon	12/5/2016	MXN	11,315,400	USD	599,431	49,843
The Bank of New York Mellon	12/5/2016	MXN	959,000	USD	50,803	4,224
The Bank of Nova Scotia	12/5/2016	MXN	24,396,404	USD	1,292,426	107,494
The Bank of Nova Scotia	12/5/2016	MXN	12,282,300	USD	650,668	54,117
The Bank of Nova Scotia	12/5/2016	MXN	129,700	USD	6,369	69
JP Morgan & Chase Co.	12/5/2016	USD	1,797,890	MXN	36,858,305	(7,684)
The Bank of New York Mellon	12/5/2016	USD	582,093	MXN	11,947,400	(1,808)
The Bank of New York Mellon	12/5/2016	USD	17,270	MXN	327,000	(1,387)
The Bank of Nova Scotia	12/5/2016	USD	7,281	MXN	150,400	24
The Bank of Nova Scotia	12/5/2016	USD	140,159	MXN	2,712,700	(8,404)
The Bank of Nova Scotia	12/5/2016	USD	1,658,157	MXN	33,945,304	(9,435)
RBC Capital Markets	1/5/2017	MXN	28,690,000	USD	1,395,568	7,491
The Bank of New York Mellon	1/5/2017	MXN	28,690,000	USD	1,392,320	4,242
The Bank of Nova Scotia	1/5/2017	MXN	28,690,000	USD	1,396,025	7,947

Total net unrealized appreciation						$368,999

Currency Abbreviations

MXN	Mexican Peso
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	92

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,176,204	$—	$—	$4,176,204
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	397,717	—	397,717

TOTAL	$4,176,204	$397,717	$—	$4,573,921

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(28,718)	$—	$(28,718)

TOTAL	$—	$(28,718)	$—	$(28,718)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	93

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.5%
Consumer Discretionary — 12.7%
Cheil Worldwide, Inc.	8,257	$105,592
CJ E&M Corp.	2,221	107,151
Coway Co. Ltd.	5,400	390,317
Hankook Tire Co. Ltd.	7,491	347,301
Hanon Systems	19,871	165,896
Hanssem Co. Ltd.	1,163	205,431
Hotel Shilla Co. Ltd.	3,521	151,797
Hyundai Department Store Co. Ltd.	1,645	151,970
Hyundai Mobis Co. Ltd.	6,462	1,376,364
Hyundai Motor Co.	14,190	1,614,362
Hyundai Wia Corp.	1,845	108,581
Kangwon Land, Inc.	11,754	358,436
Kia Motors Corp.	25,248	807,729
LG Electronics, Inc.	10,508	403,583
Lotte Shopping Co. Ltd.	1,183	219,589
Shinsegae Inc.	855	132,011

		6,646,110

Consumer Staples — 8.1%
Amorepacific Corp.	3,075	862,752
AMOREPACIFIC Group	2,816	310,734
BGF retail Co. Ltd.	2,110	157,025
CJ CheilJedang Corp.	819	269,018
Dongsuh Cos., Inc.	4,304	97,931
E-MART, Inc.	2,021	325,006
GS Retail Co. Ltd.	3,144	127,207
KT&G Corp.	11,125	999,209
LG Household & Health Care Ltd.	906	609,916
Lotte Chilsung Beverage Co. Ltd.	68	91,148
Lotte Confectionery Co. Ltd.	705	107,645
Orion Corp.	379	220,452
Ottogi Corp.	153	90,566

		4,268,609

Energy — 2.7%
GS Holdings Corp.	5,391	250,862
SK Innovation Co. Ltd.	6,244	814,516
S-Oil Corp.	4,644	333,686

		1,399,064

Financials — 14.7%
BNK Financial Group, Inc.	27,931	214,073
DGB Financial Group, Inc.	18,902	154,734
Dongbu Insurance Co. Ltd.	5,106	318,838
Hana Financial Group, Inc.	28,632	787,408
Hanwha Life Insurance Co. Ltd.	25,567	145,654
Hyundai Marine & Fire Insurance Co. Ltd.	6,694	208,427
Industrial Bank of Korea	26,219	292,680
KB Financial Group, Inc.	37,799	1,361,223
Korea Investment Holdings Co. Ltd.	4,314	147,792
Mirae Asset Daewoo Co. Ltd.	20,359	121,034
Mirae Asset Securities Co. Ltd.	8,083	141,049
NH Investment & Securities Co. Ltd.	16,012	134,637
Samsung Card Co. Ltd.	3,894	139,232
Samsung Fire & Marine Insurance Co. Ltd.	3,254	815,553

	Number of Shares	Value
Financials (Continued)
Samsung Life Insurance Co. Ltd.	7,464	$727,853
Samsung Securities Co. Ltd.	6,117	167,700
Shinhan Financial Group Co. Ltd.	40,472	1,526,723
Woori Bank	31,367	321,974

		7,726,584

Health Care — 2.3%
Celltrion, Inc.*	7,339	642,841
Hanmi Pharm. Co. Ltd.	535	168,639
Hanmi Science Co. Ltd.	1,317	84,492
Samsung Biologics Co. Ltd.*	1,300	171,250
Yuhan Corp.	812	136,833

		1,204,055

Industrials — 11.1%
CJ Corp.	1,522	228,486
CJ Korea Express Corp.*	774	121,822
Daelim Industrial Co. Ltd.	2,923	191,024
Daewoo Engineering & Construction Co. Ltd.*	16,481	72,885
Doosan Heavy Industries & Construction Co. Ltd.	5,537	122,197
GS Engineering & Construction Corp.*	5,629	113,875
Hanwha Corp.	4,973	150,162
Hanwha Techwin Co. Ltd.	3,000	122,792
Hyundai Development Co.-Engineering & Construction	5,953	210,307
Hyundai Engineering & Construction Co. Ltd.	7,558	254,401
Hyundai Glovis Co. Ltd.	1,918	260,863
Hyundai Heavy Industries Co. Ltd.*	4,125	501,048
KCC Corp.	600	191,181
KEPCO Plant Service & Engineering Co. Ltd.	2,577	127,191
Korea Aerospace Industries Ltd.	6,033	342,148
Korean Air Lines Co. Ltd.*	4,479	119,729
LG Corp.	9,309	449,902
Posco Daewoo Corp.	5,531	126,086
S-1 Corp.	2,044	165,926
Samsung C&T Corp.	7,268	795,778
Samsung Heavy Industries Co. Ltd.*	27,341	194,115
SK Holdings Co. Ltd.	4,403	871,900
SK Networks Co. Ltd.	16,394	95,359

		5,829,177

Information Technology — 34.7%
Kakao Corp.	3,220	214,015
LG Display Co. Ltd.	22,670	542,971
LG Innotek Co. Ltd.	1,683	116,754
NAVER Corp.	2,645	1,805,491
NCSoft Corp.	1,751	407,401
Samsung Electro-Mechanics Co. Ltd.	5,762	228,203
Samsung Electronics Co. Ltd.	8,077	12,063,164
Samsung SDI Co. Ltd.	5,380	424,767
Samsung SDS Co. Ltd.	3,436	396,784
SK Hynix, Inc.	55,050	2,020,140

		18,219,690

See Notes to Financial Statements.	94

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Materials — 7.9%
Hanwha Chemical Corp.	11,163	$222,009
Hyosung Corp.	2,220	263,958
Hyundai Steel Co.	8,076	344,718
Korea Zinc Co. Ltd.	856	345,607
Kumho Petrochemical Co. Ltd.	2,131	133,068
LG Chem Ltd.	4,433	858,881
Lotte Chemical Corp.	1,549	425,990
OCI Co. Ltd.*	1,866	117,478
POSCO	6,628	1,414,555

		4,126,264

Telecommunication Services — 1.2%
KT Corp.	1,702	43,458
LG Uplus Corp.	22,658	221,919
SK Telecom Co. Ltd.	2,023	391,085

		656,462

Utilities — 2.1%
Korea Electric Power Corp.	24,423	971,446
Korea Gas Corp.	3,290	120,591

		1,092,037

TOTAL COMMON STOCKS (Cost $43,211,302)		51,168,052

	Number of Shares	Value
PREFERRED STOCKS — 2.4%
Consumer Discretionary — 1.0%
Hyundai Motor Co.	2,387	$195,607
Hyundai Motor Co. — 2nd Preferred	3,810	323,624

		519,231

Consumer Staples — 0.5%
Amorepacific Corp.	966	160,718
LG Household & Health Care Ltd.	247	105,324

		266,042

Information Technology — 0.7%
Samsung Electronics Co. Ltd.	297	344,495

Materials — 0.2%
LG Chem Ltd.	885	124,531

TOTAL PREFERRED STOCKS (Cost $1,131,465)		1,254,299

TOTAL INVESTMENTS — 99.9% (Cost $44,342,767)†		$52,422,351
Other assets and liabilities, net — 0.1%		52,764

NET ASSETS — 100.0%		$52,475,115

*	Non-income producing security.
†	The cost for federal income tax purposes was $66,408,796. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $13,986,445. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,825,917 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,812,362.

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	12/5/2016	KRW	13,874,300,500	USD	11,812,942	$(54,982)
JP Morgan & Chase Co.	12/5/2016	KRW	36,232,611,070	USD	31,591,779	598,802
JP Morgan & Chase Co.	12/5/2016	KRW	9,002,071,500	USD	7,860,012	159,739
RBC Capital Markets	12/5/2016	KRW	36,982,000	USD	32,306	672
RBC Capital Markets	12/5/2016	KRW	667,758,000	USD	581,418	10,225
RBC Capital Markets	12/5/2016	KRW	6,920,267,000	USD	6,037,047	117,527
RBC Capital Markets	12/5/2016	KRW	9,002,071,500	USD	7,865,368	165,095
RBC Capital Markets	12/5/2016	KRW	11,186,470,500	USD	9,523,237	(45,547)
The Bank of New York Mellon	12/5/2016	KRW	25,385,484,000	USD	22,132,070	417,606
The Bank of Nova Scotia	12/5/2016	KRW	3,157,000,000	USD	2,750,000	49,537
The Bank of Nova Scotia	12/5/2016	KRW	12,416,197,000	USD	10,815,503	194,824
Goldman Sachs & Co.	12/5/2016	USD	11,780,644	KRW	13,874,300,500	87,279
JP Morgan & Chase Co.	12/5/2016	USD	38,550,096	KRW	45,234,682,570	143,154
RBC Capital Markets	12/5/2016	USD	56,659	KRW	64,948,000	(1,103)
RBC Capital Markets	12/5/2016	USD	11,878,479	KRW	13,874,300,500	(10,555)
RBC Capital Markets	12/5/2016	USD	11,807,915	KRW	13,874,300,500	60,009
The Bank of New York Mellon	12/5/2016	USD	74,691	KRW	85,670,123	(1,409)
The Bank of New York Mellon	12/5/2016	USD	21,554,687	KRW	25,299,813,877	86,495
The Bank of Nova Scotia	12/5/2016	USD	13,231,263	KRW	15,573,197,000	89,878
Goldman Sachs & Co.	1/5/2017	KRW	15,386,000,000	USD	13,048,382	(112,171)
RBC Capital Markets	1/5/2017	KRW	15,386,000,000	USD	13,077,062	(83,492)
The Bank of Nova Scotia	1/5/2017	KRW	30,772,000,000	USD	26,100,085	(221,022)

Total net unrealized appreciation						$1,650,561

See Notes to Financial Statements.	95

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$51,168,052	$—	$—	$51,168,052
Preferred Stocks (a)	1,254,299	—	—	1,254,299
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	2,180,842	—	2,180,842

TOTAL	$52,422,351	$2,180,842	$—	$54,603,193

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(530,281)	$—	$(530,281)

TOTAL	$—	$(530,281)	$—	$(530,281)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	96

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Consumer Discretionary — 8.6%
Barratt Developments PLC	2,777	$16,303
Berkeley Group Holdings PLC	361	11,188
Burberry Group PLC	1,227	21,938
Carnival PLC	527	26,665
Compass Group PLC	4,545	77,965
Dixons Carphone PLC	2,711	11,255
GKN PLC	4,744	18,395
InterContinental Hotels Group PLC	520	21,347
ITV PLC	10,028	21,079
Kingfisher PLC	6,226	27,506
Marks & Spencer Group PLC	4,496	18,491
Merlin Entertainments PLC, 144A	1,964	10,709
Next PLC	387	23,746
Pearson PLC	2,275	22,644
Persimmon PLC	853	18,144
Sky PLC	2,855	27,899
Taylor Wimpey PLC	9,036	16,767
TUI AG	1,380	18,199
Whitbread PLC	508	22,018
William Hill PLC	2,407	9,074
WPP PLC	3,551	75,931

		517,263

Consumer Staples — 16.8%
Associated British Foods PLC	985	31,427
British American Tobacco PLC	5,158	283,544
Coca-Cola HBC AG*	501	10,656
Diageo PLC	6,966	174,754
Imperial Brands PLC	2,652	113,914
J Sainsbury PLC	4,540	13,122
Reckitt Benckiser Group PLC	1,749	147,998
Tate & Lyle PLC	1,292	10,960
Tesco PLC*	22,616	59,056
Unilever PLC	3,550	141,959
Wm Morrison Supermarkets PLC	6,138	16,704

		1,004,094

Energy — 14.7%
BP PLC	51,972	298,769
Petrofac Ltd.	720	7,157
Royal Dutch Shell PLC, Class A	11,968	303,382
Royal Dutch Shell PLC, Class B	10,363	274,690

		883,998

Financials — 21.4%
3i Group PLC	2,694	23,225
Aberdeen Asset Management PLC	2,556	8,571
Admiral Group PLC	586	13,938
Aviva PLC	11,230	62,808
Barclays PLC	46,805	126,466
Direct Line Insurance Group PLC	3,806	16,534
Hargreaves Lansdown PLC	724	10,662
HSBC Holdings PLC	55,037	437,415
ICAP PLC	1,536	9,358
Investec PLC	1,760	11,451
Legal & General Group PLC	16,471	48,595

	Number of Shares	Value
Financials (Continued)
Lloyds Banking Group PLC	177,745	$128,700
London Stock Exchange Group PLC	873	30,017
Old Mutual PLC	13,640	32,409
Provident Financial PLC	409	14,917
Prudential PLC	7,136	138,259
Royal Bank of Scotland Group PLC*	9,762	23,732
RSA Insurance Group PLC	2,820	19,071
Schroders PLC	376	13,008
St James’s Place PLC	1,459	17,160
Standard Chartered PLC*	9,084	72,867
Standard Life PLC	5,467	23,640

		1,282,803

Health Care — 10.5%
AstraZeneca PLC	3,498	181,612
GlaxoSmithKline PLC	13,486	252,347
Hikma Pharmaceuticals PLC	399	8,492
Mediclinic International PLC	1,021	9,064
Shire PLC	2,490	145,182
Smith & Nephew PLC	2,469	34,815

		631,512

Industrials — 7.8%
Ashtead Group PLC	1,387	27,194
Babcock International Group PLC	701	8,376
BAE Systems PLC	8,782	65,983
Bunzl PLC	929	23,945
Capita PLC	1,847	12,121
Cobham PLC (a)	4,729	9,722
DCC PLC	246	18,868
easyJet PLC	440	5,450
Experian PLC	2,650	50,067
G4S PLC	4,295	13,118
IMI PLC	754	9,151
Intertek Group PLC	447	18,395
Meggitt PLC	2,147	12,690
RELX PLC	3,016	51,887
Rolls-Royce Holdings PLC*	225,446	282
Rolls-Royce Holdings PLC*	5,088	43,067
Royal Mail PLC	2,492	14,611
Smiths Group PLC	1,094	19,314
Travis Perkins PLC	693	11,636
Weir Group PLC	599	13,551
Wolseley PLC	698	40,567

		469,995

Information Technology — 0.9%
Auto Trader Group PLC, 144A	2,744	13,723
Sage Group PLC	2,987	24,573
Worldpay Group PLC, 144A	4,981	16,777

		55,073

Materials — 8.2%
Anglo American PLC*	3,881	57,543
Antofagasta PLC	1,051	9,061
BHP Billiton PLC	5,848	96,109
Croda International PLC	364	14,856
Fresnillo PLC	616	9,249

See Notes to Financial Statements.	97

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Glencore PLC*	33,865	$118,345
Johnson Matthey PLC	536	20,991
Mondi PLC	1,017	20,780
Randgold Resources Ltd.	258	18,400
Rio Tinto PLC	3,425	128,133

		493,467

Real Estate — 1.4%
British Land Co. PLC REIT	2,709	20,049
Hammerson PLC REIT	2,193	14,940
Intu Properties PLC REIT	2,610	8,788
Land Securities Group PLC REIT	2,189	26,567
Segro PLC REIT	2,294	11,998

		82,342

Telecommunication Services — 4.9%
BT Group PLC	23,349	104,325
Inmarsat PLC	1,249	11,103
Vodafone Group PLC	73,620	178,608

		294,036

	Number of Shares	Value
Utilities — 4.2%
Centrica PLC	15,127	$39,803
National Grid PLC	10,415	119,002
Severn Trent PLC	652	17,841
SSE PLC	2,788	51,453
United Utilities Group PLC	1,887	20,848

		248,947

TOTAL COMMON STOCKS (Cost $6,731,381)		5,963,530

SECURITIES LENDING COLLATERAL — 0.1%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (b)(c) (Cost $5,300)	5,300	5,300

TOTAL INVESTMENTS — 99.5% (Cost $6,736,681)†		$5,968,830
Other assets and liabilities, net — 0.5%		31,413

NET ASSETS — 100.0%		$6,000,243

*	Non-income producing security.
†	The cost for federal income tax purposes was $6,912,602. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $943,772. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $88,609 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,032,381.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $4,952, which is 0.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/5/2016	GBP	1,980,857	USD	2,419,795	$(59,112)
The Bank of New York Mellon	12/5/2016	GBP	53,000	USD	64,735	(1,591)
The Bank of New York Mellon	12/5/2016	GBP	25,000	USD	30,592	(693)
The Bank of New York Mellon	12/5/2016	GBP	3,800	USD	4,641	(114)
The Bank of New York Mellon	12/5/2016	GBP	30,000	USD	36,642	(901)
The Bank of Nova Scotia	12/5/2016	GBP	101,000	USD	123,376	(3,019)
The Bank of Nova Scotia	12/5/2016	GBP	326,500	USD	400,149	(8,444)
The Bank of Nova Scotia	12/5/2016	GBP	2,574,928	USD	3,145,377	(76,969)
JP Morgan & Chase Co.	12/5/2016	USD	2,472,807	GBP	1,980,857	6,100
The Bank of New York Mellon	12/5/2016	USD	139,544	GBP	111,800	367
The Bank of Nova Scotia	12/5/2016	USD	3,720,466	GBP	2,977,628	5,831
The Bank of Nova Scotia	12/5/2016	USD	1,633	GBP	1,300	(6)
The Bank of Nova Scotia	12/5/2016	USD	28,901	GBP	23,500	507
JP Morgan & Chase Co.	1/5/2017	GBP	1,596,333	USD	1,994,941	(4,820)
The Bank of New York Mellon	1/5/2017	GBP	1,596,333	USD	1,994,618	(5,143)
The Bank of Nova Scotia	1/5/2017	GBP	1,596,334	USD	1,996,684	(3,078)

Total net unrealized depreciation						$(151,085)

See Notes to Financial Statements.	98

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$5,963,530	$—	$—	$5,963,530
Short-Term Investments	5,300	—	—	5,300
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	12,805	—	12,805

TOTAL	$5,968,830	$12,805	$—	$5,981,635

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(163,890)	$—	$(163,890)

TOTAL	$—	$(163,890)	$—	$(163,890)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	99

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2016 (Unaudited)

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$65,301,151	$4,639,241	$4,360,659
Investment in affiliated securities at value (See Note 4)	84,133	—	—
Investment in Government & Agency Securities Portfolio*	1,030,433	39,865	—
Cash	11,467	1,658	310
Foreign currency at value	82,312	4,276	4,844
Unrealized appreciation on forward foreign currency exchange contracts	2,337,963	103,553	321,882
Deposit with broker for futures contracts	15,000	—	—
Receivables:
Investment securities sold	1,780,003	141,210	28,653
Dividends	152,953	8,908	17,205
Securities lending income	2,253	43	—
Foreign tax reclaim	66,343	—	—

Total Assets	$70,864,011	$4,938,754	$4,733,553

Liabilities
Payable upon return of securities loaned	$1,030,433	$39,865	$—
Unrealized depreciation on forward foreign currency exchange contracts	557,614	35,471	70,626
Unrealized depreciation on future contracts	975	90	—
Payables:
Investment securities purchased	2,615,210	163,675	292,867
Investment advisory fees	21,749	2,299	2,163

Total Liabilities	4,225,981	241,400	365,656

Net Assets, at value	$66,638,030	$4,697,354	$4,367,897

Net Assets Consist of
Paid-in capital	$70,805,114	$5,814,515	$9,932,224
Undistributed net investment income	535,464	40,516	33,895
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(2,563,972)	(1,035,311)	(6,528,476)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(2,138,576)	(122,366)	930,254

Net Assets, at value	$66,638,030	$4,697,354	$4,367,897

Number of Common Shares outstanding	2,850,001	200,001	400,800

Net Asset Value	$23.38	$23.49	$10.90

Investments in non-affiliated securities at cost	$69,141,559	$4,829,350	$3,681,223

Investments in affiliated securities at cost	$149,964	$—	$—

Value of securities loaned	$810,257	$37,301	$—

Investment in Government & Agency Securities Portfolio at cost*	$1,030,433	$39,865	$—

Foreign currency at cost	$82,957	$4,296	$4,797

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	100

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2016 (Unaudited)

	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	Deutsche X-trackers MSCI Europe Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$121,793,103	$2,334,228,049	$46,065,140
Investment in affiliated securities at value (See Note 4)	—	6,938,226	258,321
Investment in Government & Agency Securities Portfolio*	1,126,424	45,836,157	1,704,111
Cash	72,000	476,069	8,561
Foreign currency at value	481,450	646,801	33,553
Unrealized appreciation on forward foreign currency exchange contracts	4,041,211	59,601,023	1,701,972
Deposit with broker for futures contracts	76,332	—	—
Unrealized appreciation on future contracts	—	—	42
Receivables:
Investment securities sold	18,018,027	22,305,901	984,972
Capital shares	36,108	17	—
Dividends	75,528	4,267,541	10,170
Securities lending income	890	173,872	2,761
Foreign tax reclaim	5,481	6,563,981	83,952

Total Assets	$145,726,554	$2,481,037,637	$50,853,555

Liabilities
Payable upon return of securities loaned	$1,126,424	$45,836,157	$1,704,111
Unrealized depreciation on forward foreign currency exchange contracts	1,057,797	21,837,080	76,499
Unrealized depreciation on future contracts	20,460	—	—
Payables:
Investment securities purchased	10,238,263	46,111,143	2,362,860
Capital shares	11,640,200	17,891,027	—
Investment advisory fees	72,453	875,705	17,096

Total Liabilities	24,155,597	132,551,112	4,160,566

Net Assets, at value	$121,570,957	$2,348,486,525	$46,692,989

Net unrealized appreciation (depreciation) on investments and foreign currency translations
Paid-in capital	$147,894,345	$2,635,590,673	$54,023,415
Undistributed net investment income	1,287,144	9,256,436	164,676
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(23,663,516)	88,652,258	(3,360,265)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(3,947,016)	(385,012,842)	(4,134,837)

Net Assets, at value	$121,570,957	$2,348,486,525	$46,692,989

Number of Common Shares outstanding	6,250,800	91,350,001	1,850,001

Net Asset Value	$19.45	$25.71	$25.24

Investments in non-affiliated securities at cost	$128,688,466	$2,750,134,948	$51,616,520

Investments in affiliated securities at cost	$—	$13,439,300	$462,984

Value of securities loaned	$617,081	$43,430,958	$1,360,640

Investment in Government & Agency Securities Portfolio at cost*	$1,126,424	$45,836,157	$1,704,111

Foreign currency at cost	$492,656	$646,963	$33,546

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	101

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2016 (Unaudited)

	Deutsche X-trackers MSCI Germany Hedged Equity ETF	Deutsche X-trackers MSCI Japan Hedged Equity ETF	Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$68,282,212	$1,806,295,538	$4,176,204
Investment in affiliated securities at value (See Note 4)	1,427,995	—	—
Investment in Government & Agency Securities Portfolio*	234,990	9,933,297	—
Cash	21,692	19,899,868	—
Foreign currency at value	16,740	2,961,011	5,230
Unrealized appreciation on forward foreign currency exchange contracts	2,957,989	137,224,874	397,717
Deposit with broker for futures contracts	42,558	—	—
Unrealized appreciation on future contracts	21,344	223,956	—
Receivables:
Investment securities sold	3,431,196	13,965,631	438,673
Capital shares	—	2,957	—
Dividends	—	6,312,237	670
Securities lending income	104	22,002	2
Foreign tax reclaim	814,495	2,829,315	—

Total Assets	$77,251,315	$1,999,670,686	$5,018,496

Liabilities
Payable upon return of securities loaned	$234,990	$9,933,297	$—
Unrealized depreciation on forward foreign currency exchange contracts	558,280	9,043,281	28,718
Due to broker for futures contracts	—	117,776	—
Payables:
Investment securities purchased	2,388,840	132,986,339	816,092
Capital shares	2,339,154	7,237,085	—
Investment advisory fees	27,648	569,188	1,735

Total Liabilities	5,548,912	159,886,966	846,545

Net Assets, at value	$71,702,403	$1,839,783,720	$4,171,951

Net Assets Consist of
Paid-in capital	$96,105,643	$1,979,565,837	$4,904,930
Distributions in excess of net investment income	(656,377)	—	—
Undistributed net investment income	—	11,731,163	28,200
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(12,632,696)	(262,325,276)	117,082
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(11,114,167)	110,811,996	(878,261)

Net Assets, at value	$71,702,403	$1,839,783,720	$4,171,951

Number of Common Shares outstanding	3,050,800	50,900,800	200,001

Net Asset Value	$23.50	$36.14	$20.86

Investments in non-affiliated securities at cost	$83,176,070	$1,822,945,102	$5,421,895

Investments in affiliated securities at cost	$3,043,415	$—	$—

Value of securities loaned	$225,979	$9,305,533	$—

Investment in Government & Agency Securities Portfolio at cost*	$234,990	$9,933,297	$—

Foreign currency at cost	$17,134	$2,992,912	$5,227

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	102

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2016 (Unaudited)

	Deutsche X-trackers MSCI South Korea Hedged Equity ETF	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$52,422,351	$5,963,530
Investment in Government & Agency Securities Portfolio*	—	5,300
Foreign currency at value	—	4,882
Unrealized appreciation on forward foreign currency exchange contracts	2,180,842	12,805
Receivables:
Investment securities sold	11,749,358	150,030
Capital shares	46,112	—
Dividends	—	34,776
Securities lending income	—	727
Foreign tax reclaim	—	19

Total Assets	$66,398,663	$6,172,069

Liabilities
Due to custodian	$498,121	$413
Payable upon return of securities loaned	—	5,300
Unrealized depreciation on forward foreign currency exchange contracts	530,281	163,890
Payables:
Investment securities purchased	935,841	—
Capital shares	11,920,172	—
Investment advisory fees	39,133	2,223

Total Liabilities	13,923,548	171,826

Net Assets, at value	$52,475,115	$6,000,243

Net Assets Consist of
Paid-in capital	$64,418,146	$6,113,246
Distributions in excess of net investment income	(75,800)	—
Undistributed net investment income	—	98,144
Accumulated net realized gain (loss) on investments and foreign currency transactions	(21,594,073)	708,073
Net unrealized appreciation (depreciation) on investments and foreign currency translations	9,726,842	(919,220)

Net Assets, at value	$52,475,115	$6,000,243

Number of Common Shares outstanding	2,200,001	250,001

Net Asset Value	$23.85	$24.00

Investments in non-affiliated securities at cost	$44,342,767	$6,731,381

Value of securities loaned	$—	$4,952

Investment in Government & Agency Securities Portfolio at cost*	$—	$5,300

Foreign currency at cost	$—	$4,867

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	103

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2016 (Unaudited)

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$859,428	$79,151	$46,453
Securities lending income, net of borrower rebates	11,399	563	—

Total Investment Income	870,827	79,714	46,453

Expenses
Investment advisory fees	136,006	14,004	12,558

Total Expenses	136,006	14,004	12,558

Net Investment income (loss)	734,821	65,710	33,895

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(617,936)	(53,321)	820
Investments in affiliates	(1,182)	—	—
In-kind redemptions	429,019	—	—
In-kind redemptions in affiliates	(621)	—	—
Foreign currency transactions	2,759,113	(10,559)	(574,831)

Net realized gain (loss)	2,568,393	(63,880)	(574,011)
Net change in unrealized appreciation (depreciation) on:
Investments	177,331	306,797	1,148,055
Futures contracts	(975)	(90)	—
Foreign currency translations	(312,358)	(31,296)	120,600

Net change in unrealized appreciation (depreciation)	(136,002)	275,411	1,268,655

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2,432,391	211,531	694,644

Net increase (decrease) in Net Assets Resulting from Operations	$3,167,212	$277,241	$728,539

* Unaffiliated foreign tax withheld	$84,783	$7,698	$2,542

See Notes to Financial Statements.	104

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2016 (Unaudited)

	Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	Deutsche X-trackers MSCI Europe Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$2,039,996	$31,506,987	$593,718
Securities lending income, net of borrower rebates	12,718	1,286,805	23,226

Total Investment Income	2,052,714	32,793,792	616,944

Expenses
Investment advisory fees	446,665	6,132,838	127,279

Total Expenses	446,665	6,132,838	127,279

Net Investment income (loss)	1,606,049	26,660,954	489,665

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(3,854,992)	(37,709,462)	(566,215)
Investments in affiliates	—	(641,108)	(17,962)
In-kind redemptions	256,144	961,335	(557,214)
In-kind redemptions in affiliates	—	(1,677,008)	(95,139)
Futures contracts	41,460	—	—
Foreign currency transactions	(2,615,031)	252,844,027	3,178,847

Net realized gain (loss)	(6,172,419)	213,777,784	1,942,317
Net change in unrealized appreciation (depreciation) on:
Investments	11,542,550	(106,653,313)	(2,368,340)
Futures contracts	(2,280)	—	42
Foreign currency translations	(401,267)	(48,674,958)	(682,478)

Net change in unrealized appreciation (depreciation)	11,139,003	(155,328,271)	(3,050,776)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	4,966,584	58,449,513	(1,108,459)

Net increase (decrease) in Net Assets Resulting from Operations	$6,572,633	$85,110,467	$(618,794)

* Unaffiliated foreign tax withheld	$301,042	$2,076,047	$86,713

See Notes to Financial Statements.	105

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2016 (Unaudited)

	Deutsche X-trackers MSCI Germany Hedged Equity ETF	Deutsche X-trackers MSCI Japan Hedged Equity ETF	Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$376,064	$13,134,127	$39,693
Securities lending income, net of borrower rebates	941	152,202	12

Total Investment Income	377,005	13,286,329	39,705

Expenses
Investment advisory fees	200,181	2,944,422	10,597

Total Expenses	200,181	2,944,422	10,597

Net Investment income (loss)	176,824	10,341,907	29,108

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,253,178)	(28,614,623)	(127,302)
Investments in affiliates	(145,174)	—	—
In-kind redemptions	(4,479,515)	27,592,190	45,193
In-kind redemptions in affiliates	(717,939)	—	—
Futures contracts	17,923	(58,507)	—
Foreign currency transactions	5,002,800	(12,016,706)	289,658

Net realized gain (loss)	(1,575,083)	(13,097,646)	207,549
Net change in unrealized appreciation (depreciation) on:
Investments	4,471,012	38,043,164	(354,513)
Futures contracts	14,660	233,227	—
Foreign currency translations	(979,829)	90,718,318	65,454

Net change in unrealized appreciation (depreciation)	3,505,843	128,994,709	(289,059)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1,930,760	115,897,063	(81,510)

Net increase (decrease) in Net Assets Resulting from Operations	$2,107,584	$126,238,970	$(52,402)

* Unaffiliated foreign tax withheld	$32,106	$1,430,919	$903

See Notes to Financial Statements.	106

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2016 (Unaudited)

	Deutsche X-trackers MSCI South Korea Hedged Equity ETF	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$57,318	$116,009
Securities lending income, net of borrower rebates	—	1,620

Total Investment Income	57,318	117,629

Expenses
Investment advisory fees	189,399	13,322

Total Expenses	189,399	13,322

Net Investment income (loss)	(132,081)	104,307

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	5,101,806	(117,878)
Foreign currency transactions	(1,010,276)	1,020,617

Net realized gain (loss)	4,091,530	902,739
Net change in unrealized appreciation (depreciation) on:
Investments	(1,406,636)	(227,608)
Foreign currency translations	(3,003,030)	(214,776)

Net change in unrealized appreciation (depreciation)	(4,409,666)	(442,384)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(318,136)	460,355

Net increase (decrease) in Net Assets Resulting from Operations	$(450,217)	$564,662

* Unaffiliated foreign tax withheld	$16,390	$1,767

See Notes to Financial Statements.	107

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF		Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$734,821	$1,707,404	$65,710	$200,089
Net realized gain (loss)	2,568,393	(3,250,471)	(63,880)	(746,550)
Net change in unrealized appreciation (depreciation)	(136,002)	(4,498,720)	275,411	(1,142,819)

Net increase (decrease) in net assets resulting from operations	3,167,212	(6,041,787)	277,241	(1,689,280)

Distributions to Shareholders from
Net investment income	(967,291)	(1,777,313)	(34,216)	(417,566)
Net realized gains	—	(1,089,202)	—	(344,439)

Total distributions	(967,291)	(2,866,515)	(34,216)	(762,005)

Fund Shares Transactions
Proceeds from shares sold	—	39,978,605	—	—
Value of shares redeemed	(3,435,045)	(10,227,798)	—	(4,255,798)

Net increase (decrease) in net assets resulting from fund share transactions	(3,435,045)	29,750,807	—	(4,255,798)

Total net increase (decrease) in Net Assets	(1,235,124)	20,842,505	243,025	(6,707,083)

Net Assets
Beginning of period	67,873,154	47,030,649	4,454,329	11,161,412

End of period	$66,638,030	$67,873,154	$4,697,354	$4,454,329

Undistributed net investment income	$535,464	$767,934	$40,516	$9,022

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,000,001	1,750,001	200,001	400,001
Shares sold	—	1,700,000	—	—
Shares redeemed	(150,000)	(450,000)	—	(200,000)

Shares outstanding, end of period	2,850,001	3,000,001	200,001	200,001

See Notes to Financial Statements.	108

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI Brazil Hedged Equity ETF		Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$33,895	$91,264	$1,606,049	$3,536,953
Net realized gain (loss)	(574,011)	(1,607,287)	(6,172,419)	(14,067,074)
Net change in unrealized appreciation (depreciation)	1,268,655	667,873	11,139,003	(22,070,859)

Net increase (decrease) in net assets resulting from operations	728,539	(848,150)	6,572,633	(32,600,980)

Distributions to Shareholders from
Net investment income	—	(1,037,444)	(868,519)	(6,061,629)
Return of capital	—	(3,755)	—	—

Total distributions	—	(1,041,199)	(868,519)	(6,061,629)

Fund Shares Transactions
Proceeds from shares sold	464,672	1,581,261	—	18,231,512
Value of shares redeemed	—	(3,043,710)	(14,485,632)	(93,758,507)

Net increase (decrease) in net assets resulting from fund share transactions	464,672	(1,462,449)	(14,485,632)	(75,526,995)

Total net increase (decrease) in Net Assets	1,193,211	(3,351,798)	(8,781,518)	(114,189,604)

Net Assets
Beginning of period	3,174,686	6,526,484	130,352,475	244,542,079

End of period	$4,367,897	$3,174,686	$121,570,957	$130,352,475

Undistributed net investment income	$33,895	$—	$1,287,144	$549,614

Changes in Shares Outstanding
Shares outstanding, beginning of period	350,800	500,800	7,000,800	10,900,800
Shares sold	50,000	150,000	—	1,000,000
Shares redeemed	—	(300,000)	(750,000)	(4,900,000)

Shares outstanding, end of period	400,800	350,800	6,250,800	7,000,800

See Notes to Financial Statements.	109

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI Europe Hedged Equity ETF		Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$26,660,954	$100,832,456	$489,665	$1,791,987
Net realized gain (loss)	213,777,784	(61,459,702)	1,942,317	(2,889,946)
Net change in unrealized appreciation (depreciation)	(155,328,271)	(309,129,456)	(3,050,776)	(1,603,731)

Net increase (decrease) in net assets resulting from operations	85,110,467	(269,756,702)	(618,794)	(2,701,690)

Distributions to Shareholders from
Net investment income	(96,680,278)	(120,694,283)	(2,062,088)	(1,359,253)
Net realized gains	—	(21,395,440)	—	—

Total distributions	(96,680,278)	(142,089,723)	(2,062,088)	(1,359,253)

Fund Shares Transactions
Proceeds from shares sold	100,189,889	1,634,503,636	—	82,581,476
Value of shares redeemed	(1,050,381,140)	(580,661,063)	(33,944,253)	(17,179,131)

Net increase (decrease) in net assets resulting from fund share transactions	(950,191,251)	1,053,842,573	(33,944,253)	65,402,345

Total net increase (decrease) in Net Assets	(961,761,062)	641,996,148	(36,625,135)	61,341,402

Net Assets
Beginning of period	3,310,247,587	2,668,251,439	83,318,124	21,976,722

End of period	$2,348,486,525	$3,310,247,587	$46,692,989	$83,318,124

Undistributed net investment income	$9,256,436	$79,275,760	$164,676	$1,737,099

Changes in Shares Outstanding
Shares outstanding, beginning of period	129,050,001	90,550,001	3,250,001	750,001
Shares sold	4,000,000	62,500,000	—	3,200,000
Shares redeemed	(41,700,000)	(24,000,000)	(1,400,000)	(700,000)

Shares outstanding, end of period	91,350,001	129,050,001	1,850,001	3,250,001

See Notes to Financial Statements.	110

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI Germany Hedged Equity ETF		Deutsche X-trackers MSCI Japan Hedged Equity ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$176,824	$2,115,523	$10,341,907	$17,699,139
Net realized gain (loss)	(1,575,083)	(9,632,430)	(13,097,646)	(153,656,780)
Net change in unrealized appreciation (depreciation)	3,505,843	(12,977,312)	128,994,709	(154,439,010)

Net increase (decrease) in net assets resulting from operations	2,107,584	(20,494,219)	126,238,970	(290,396,651)

Distributions to Shareholders from
Net investment income	(3,345,701)	(10,562,800)	(12,701,782)	(44,182,466)
Net realized gains	—	—	—	(38,800,971)

Total distributions	(3,345,701)	(10,562,800)	(12,701,782)	(82,983,437)

Fund Shares Transactions
Proceeds from shares sold	—	20,164,894	984,065,083	927,313,581
Value of shares redeemed	(37,046,402)	(112,914,893)	(283,980,426)	(790,640,177)

Net increase (decrease) in net assets resulting from fund share transactions	(37,046,402)	(92,749,999)	700,084,657	136,673,404

Total net increase (decrease) in Net Assets	(38,284,519)	(123,807,018)	813,621,845	(236,706,684)

Net Assets
Beginning of period	109,986,922	233,793,940	1,026,161,875	1,262,868,559

End of period	$71,702,403	$109,986,922	$1,839,783,720	$1,026,161,875

Distributions in excess of net investment income	$(656,377)	$—	$—	$—

Undistributed net investment income	$—	$2,512,500	$11,731,163	$14,091,038

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,700,800	8,550,800	29,900,800	28,350,800
Shares sold	—	850,000	29,800,000	24,450,000
Shares redeemed	(1,650,000)	(4,700,000)	(8,800,000)	(22,900,000)

Shares outstanding, end of period	3,050,800	4,700,800	50,900,800	29,900,800

See Notes to Financial Statements.	111

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI Mexico Hedged Equity ETF		Deutsche X-trackers MSCI South Korea Hedged Equity ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$29,108	$109,214	$(132,081)	$893,533
Net realized gain (loss)	207,549	62,085	4,091,530	(15,157,123)
Net change in unrealized appreciation (depreciation)	(289,059)	(114,971)	(4,409,666)	2,176,785

Net increase (decrease) in net assets resulting from operations	(52,402)	56,328	(450,217)	(12,086,805)

Distributions to Shareholders from
Net investment income	(62,392)	(558,149)	(374,148)	(154,180)
Net realized gains	—	(264,905)	—	—

Total distributions	(62,392)	(823,054)	(374,148)	(154,180)

Fund Shares Transactions
Proceeds from shares sold	1,096,760	1,145,870	47,032,389	124,679,916
Value of shares redeemed	(1,120,460)	(1,116,660)	(111,894,174)	(131,675,567)

Net increase (decrease) in net assets resulting from fund share transactions	(23,700)	29,210	(64,861,785)	(6,995,651)

Total net increase (decrease) in Net Assets	(138,494)	(737,516)	(65,686,150)	(19,236,636)

Net Assets
Beginning of period	4,310,445	5,047,961	118,161,265	137,397,901

End of period	$4,171,951	$4,310,445	$52,475,115	$118,161,265

Distributions in excess of net investment income	$—	$—	$(75,800)	$—

Undistributed net investment income	$28,200	$61,484	$—	$430,429

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	200,001	5,150,001	5,650,001
Shares sold	50,000	50,000	1,850,000	5,550,000
Shares redeemed	(50,000)	(50,000)	(4,800,000)	(6,050,000)

Shares outstanding, end of period	200,001	200,001	2,200,001	5,150,001

See Notes to Financial Statements.	112

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$104,307	$188,379
Net realized gain (loss)	902,739	(109,350)
Net change in unrealized appreciation (depreciation)	(442,384)	(464,588)

Net increase (decrease) in net assets resulting from operations	564,662	(385,559)

Distributions to Shareholders from
Net investment income	(127,763)	(302,668)
Net realized gains	—	(22,960)

Total distributions	(127,763)	(325,628)

Fund Shares Transactions
Proceeds from shares sold	—	1,087,925

Net increase (decrease) in net assets resulting from fund share transactions	—	1,087,925

Total net increase (decrease) in Net Assets	436,899	376,738

Net Assets
Beginning of period	5,563,344	5,186,606

End of period	$6,000,243	$5,563,344

Undistributed net investment income	$98,144	$121,600

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,001	200,001
Shares sold	—	50,000
Shares redeemed	—	—

Shares outstanding, end of period	250,001	250,001

See Notes to Financial Statements.	113

DBX ETF Trust

Financial Highlights

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$22.62		$26.87	$25.61	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.25		0.64	0.96	0.45
Net realized and unrealized gain (loss)	0.83		(3.57)	2.16	0.16

Total from investment operations	1.08		(2.93)	3.12	0.61

Less distributions from:
Net investment income	(0.32)		(0.86)	(1.82)	—
Net realized gains	—		(0.46)	(0.04)	—

Total distributions	(0.32)		(1.32)	(1.86)	—

Net Asset Value, end of period	$23.38		$22.62	$26.87	$25.61

Total Return (%)	4.88	**	(11.17)	13.01	2.44	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	67		68	47	5
Ratio of expenses (%)	0.40	*	0.40	0.40	0.40	*
Ratio of net investment income (loss) (%)	2.16	*	2.76	3.70	5.18	*
Portfolio turnover rate (%)(d)	8	**	24	24	3	**

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$22.27		$27.90	$26.47	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.33		0.63	0.68	0.40
Net realized and unrealized gain (loss)	1.06		(4.19)	2.04	1.08

Total from investment operations	1.39		(3.56)	2.72	1.48

Less distributions from:
Net investment income	(0.17)		(1.09)	(1.29)	(0.01)
Net realized gains	—		(0.98)	—	—

Total distributions	(0.17)		(2.07)	(1.29)	(0.01)

Net Asset Value, end of period	$23.49		$22.27	$27.90	$26.47

Total Return (%)	6.30	**	(12.98)	10.78	5.94	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		4	11	7
Ratio of expenses (%)	0.60	*	0.60	0.60	0.60	*
Ratio of net investment income (loss) (%)	2.82	*	2.64	2.51	2.33	*
Portfolio turnover rate (%)(d)	7	**	34	19	20	**

(a)	For the period January 23, 2014 (commencement of operations)through May 31, 2014.
(b)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	114

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI Brazil Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014		Year Ended 5/31/2013	Period Ended 5/31/2012(a)
Net Asset Value, beginning of period	$9.05		$13.03	$14.46	$19.28		$20.74	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.08		0.24	0.42	0.47		0.54	0.64
Net realized and unrealized gain (loss)	1.77		(1.91)	(1.44)	(2.30)		(0.15)	(4.18)

Total from investment operations	1.85		(1.67)	(1.02)	(1.83)		0.39	(3.54)

Less distributions from:
Net investment income	—		(2.30)	(0.41)	(2.95)		(0.54)	(0.29)
Net realized gains	—		—	—	—		(1.31)	(0.43)
Return of capital	—		(0.01)	—	(0.04)		—	—

Total distributions	—		(2.31)	(0.41)	(2.99)		(1.85)	(0.72)

Net Asset Value, end of period	$10.90		$9.05	$13.03	$14.46		$19.28	$20.74

Total Return (%)	20.44	**	(15.83)	(6.96)	(9.83	)(c)	1.43 (c)	(14.28	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		3	7	6		8	4
Ratio of expenses before fee waiver (%)	0.60	*	0.60	0.60	0.63		0.92	1.13	*
Ratio of expenses after fee waiver (%)	0.60	*	0.60	0.60	0.60		0.68	1.13	*
Ratio of net investment income (loss) (%)	1.62	*	2.56	2.97	2.93		2.66	2.89	*
Portfolio turnover rate (%)(d)	18	**	59	141	89		25	34	**

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014		Year Ended 5/31/2013	Period Ended 5/31/2012(a)
Net Asset Value, beginning of period	$18.62		$22.43	$21.74	$21.96		$21.22	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.23		0.43	0.36	0.38		0.38	0.21
Net realized and unrealized gain (loss)	0.72		(3.60)	0.77	(0.17)		1.01	(3.34)

Total from investment operations	0.95		(3.17)	1.13	0.21		1.39	(3.13)

Less distributions from:
Net investment income	(0.12)		(0.64)	(0.44)	(0.43)		(0.40)	(0.06)
Net realized gains	—		—	—	—		(0.25)	(0.59)

Total distributions	(0.12)		(0.64)	(0.44)	(0.43)		(0.65)	(0.65)

Net Asset Value, end of period	$19.45		$18.62	$22.43	$21.74		$21.96	$21.22

Total Return (%)	5.15	**	(14.32)	5.35	1.17	(c)	6.54 (c)	(12.52	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	122		130	245	29		9	4
Ratio of expenses before fee waiver (%)	0.65	*	0.65	0.65	0.66		0.94	1.19	*
Ratio of expenses after fee waiver (%)	0.65	*	0.65	0.65	0.65		0.72	1.19	*
Ratio of net investment income (loss) (%)	2.34	*	2.20	1.64	1.81		1.72	0.97	*
Portfolio turnover rate (%)(d)	10	**	32	58	16		15	19	**

(a)	For the period June 9, 2011 (commencement of operations) through May 31, 2012.
(b)	Based on average shares outstanding during the period.
(c)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	115

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI Europe Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015		Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$25.65		$29.47	$27.75		$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.25		0.79	1.33		1.27
Net realized and unrealized gain (loss)	0.60		(3.19)	1.54		1.72

Total from investment operations	0.85		(2.40)	2.87		2.99

Less distributions from:
Net investment income	(0.79)		(1.28)	(1.15)		(0.24)
Net realized gains	—		(0.14)	(0.00	)(d)	—

Total distributions	(0.79)		(1.42)	(1.15)		(0.24)

Net Asset Value, end of period	$25.71		$25.65	$29.47		$27.75

Total Return (%)	3.46	**	(8.46)	10.88		12.05	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,348		3,310	2,668		164
Ratio of expenses (%)	0.45	*	0.45	0.45		0.45	*
Ratio of net investment income (loss) (%)	1.96	*	3.08	4.74		7.30	*
Portfolio turnover rate (%)(e)	9	**	18	13		4	**

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Period Ended 5/31/2015(b)
Net Asset Value, beginning of period	$25.64		$29.30	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.22		0.78	0.81
Net realized and unrealized gain (loss)	0.12	(f)	(3.15)	3.49

Total from investment operations	0.34		(2.37)	4.30

Less distributions from:
Net investment income	(0.74)		(1.29)	—

Total distributions	(0.74)		(1.29)	—

Net Asset Value, end of period	$25.24		$25.64	$29.30

Total Return (%)	1.44	**	(8.45)	17.20	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47		83	22
Ratio of expenses (%)	0.45	*	0.45	0.45	*
Ratio of net investment income (loss) (%)	1.73	*	3.11	6.04	*
Portfolio turnover rate (%)(e)	8	**	22	8	**

(a)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(b)	For the period December 10, 2014 (commencement of operations) through May 31, 2015.
(c)	Based on average shares outstanding during the period.
(d)	Amount represents less than $0.005.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	116

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI Germany Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014	Year Ended 5/31/2013	Period Ended 5/31/2012(a)
Net Asset Value, beginning of period	$23.40		$27.34	$26.51	$23.22	$21.57	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.05		0.33	1.38	1.03	0.44	0.27
Net realized and unrealized gain (loss)	0.76		(2.93)	1.93	3.11	2.08	(3.30)

Total from investment operations	0.81		(2.60)	3.31	4.14	2.52	(3.03)

Less distributions from:
Net investment income	(0.71)		(1.34)	(2.48)	(0.85)	(0.44)	(0.12)
Net realized gains	—		—	—	—	(0.43)	(0.28)

Total distributions	(0.71)		(1.34)	(2.48)	(0.85)	(0.87)	(0.40)

Net Asset Value, end of period	$23.50		$23.40	$27.34	$26.51	$23.22	$21.57

Total Return (%)	3.66	**	(9.99)	13.92	18.70 (c)	11.86 (c)	(12.14	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	72		110	234	45	5	4
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.45	0.47	0.82	1.04	*
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.45	0.47	0.58	1.04	*
Ratio of net investment income (loss) (%)	0.40	*	1.37	5.14	4.15	1.93	1.20	*
Portfolio turnover rate (%)(d)	8	**	16	20	12	108	17	**

Deutsche X-trackers MSCI Japan Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015	Year Ended 5/31/2014	Year Ended 5/31/2013	Period Ended 5/31/2012(a)
Net Asset Value, beginning of period	$34.32		$44.54	$35.43	$34.08	$21.79	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.26		0.48	0.52	0.55	0.39	0.27
Net realized and unrealized gain (loss)	1.95		(8.44)	12.49	1.51	12.31	(3.31)

Total from investment operations	2.21		(7.96)	13.01	2.06	12.70	(3.04)

Less distributions from:
Net investment income	(0.39)		(1.39)	(3.90)	(0.71)	(0.41)	(0.17)
Net realized gains	—		(0.87)	—	—	—	—

Total distributions	(0.39)		(2.26)	(3.90)	(0.71)	(0.41)	(0.17)

Net Asset Value, end of period	$36.14		$34.32	$44.54	$35.43	$34.08	$21.79

Total Return (%)	6.59	**	(18.65)	39.00	6.21 (c)	59.04 (c)	(12.16	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,840		1,026	1,263	441	109	4
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.45	0.48	0.66	1.03	*
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.45	0.48	0.52	1.03	*
Ratio of net investment income (loss) (%)	1.58	*	1.29	1.32	1.56	1.27	1.15	*
Portfolio turnover rate (%)(d)	13	**	15	14	13	12	16	**

(a)	For the period June 9, 2011 (commencement of operations) through May 31, 2012.
(b)	Based on average shares outstanding during the period.
(c)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	117

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI Mexico Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$21.55		$25.24	$24.29	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.15		0.53	0.26	0.07
Net realized and unrealized gain (loss)	(0.53)		(0.11)	0.94	(0.78)

Total from investment operations	(0.38)		0.42	1.20	(0.71)

Less distributions from:
Net investment income	(0.31)		(2.79)	(0.18)	—
Net realized gains	—		(1.32)	(0.07)	—

Total distributions	(0.31)		(4.11)	(0.25)	—

Net Asset Value, end of period	$20.86		$21.55	$25.24	$24.29

Total Return (%)	(1.78	)**	2.09	4.99	(2.84	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		4	5	5
Ratio of expenses (%)	0.50	*	0.51	0.50	0.50	*
Ratio of net investment income (loss) (%)	1.37	*	2.40	1.04	0.79	*
Portfolio turnover rate (%)(c)	9	**	34	22	7	**

Deutsche X-trackers MSCI South Korea Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$22.94		$24.32	$25.08	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.05)		0.16	(0.11)	(0.02)
Net realized and unrealized gain (loss)	1.03	(d)	(1.51)	(0.65)	0.10

Total from investment operations	0.98		(1.35)	(0.76)	0.08

Less distributions from:
Net investment income	(0.07)		(0.03)	—	—

Total distributions	(0.07)		(0.03)	—	—

Net Asset Value, end of period	$23.85		$22.94	$24.32	$25.08

Total Return (%)	4.30	**	(5.55)	(3.07)	0.32	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52		118	137	5
Ratio of expenses (%)	0.58	*	0.58	0.58	0.58	*
Ratio of net investment income (loss) (%)	(0.40	)*	0.72	(0.47)	(0.26	)*
Portfolio turnover rate (%)(c)	78	**	124	287	8	**

(a)	For the period January 23, 2014 (commencement of operations) through May 31, 2014.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	118

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$22.25		$25.93	$26.53	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.42		0.89	0.92	1.32
Net realized and unrealized gain (loss)	1.84		(2.95)	0.08	0.63

Total from investment operations	2.26		(2.06)	1.00	1.95

Less distributions from:
Net investment income	(0.51)		(1.51)	(1.58)	(0.42)
Net realized gains	—		(0.11)	(0.02)	—

Total distributions	(0.51)		(1.62)	(1.60)	(0.42)

Net Asset Value, end of period	$24.00		$22.25	$25.93	$26.53

Total Return (%)	10.39	**	(8.25)	4.27	7.90	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		6	5	5
Ratio of expenses (%)	0.45	*	0.45	0.45	0.45	*
Ratio of net investment income (loss) (%)	3.52	*	4.04	3.57	7.70	*
Portfolio turnover rate (%)(c)	12	**	24	19	11	**

(a)	For the period October 1, 2013 (commencement of operations) through May 31, 2014.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	119

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2016, the Trust consists of thirty-nine investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	MSCI Asia Pacific ex Japan US Dollar Hedged Index
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	MSCI Brazil US Dollar Hedged Index
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Deutsche X-trackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index
Deutsche X-trackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Deutsche X-trackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	MSCI Mexico IMI 25/50 US Dollar Hedged Index
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	MSCI Korea 25/50 US Dollar Hedged Index
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	MSCI United Kingdom US Dollar Hedged Index

MSCI, Inc. (“MSCI”) is the creator of each MSCI Hedged Underlying Index. Each MSCI Hedged Underlying Index is comprised of securities listed in countries in the MSCI Global Index Series. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. Real Estate Investment Trusts (“REITs”) in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain

120

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF, Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI Europe Hedged Equity ETF and Deutsche X-trackers MSCI Japan Hedged Equity ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the Fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any

121

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex- dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the period ended November 30, 2016, the Funds did not incur any interest or penalties.

At May 31, 2016 for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, as provided by regulations, to offset future capital gains for an unlimited period. To the extent

122

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	$2,079,570	$1,684,928	$3,764,498
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	502,271	—	502,271
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	33,309	85,724	119,033
Deutsche X-trackers MSCI Germany Hedged Equity ETF	1,851,136	2,925,397	4,776,533
Deutsche X-trackers MSCI Japan Hedged Equity ETF	11,799,790	18,520,568	30,320,358

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

During the fiscal year ended May 31, 2016, the Fund incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$2,527,578
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	843,723
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	1,080,778
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	10,732,107
Deutsche X-trackers MSCI Europe Hedged Equity ETF	1,299,467
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	2,270,439
Deutsche X-trackers MSCI Germany Hedged Equity ETF	1,805,548
Deutsche X-trackers MSCI Japan Hedged Equity ETF	156,399,824

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes     The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2016, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations     The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending     The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended November 30, 2016, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of November 30, 2016 the Funds invested the cash collateral in Government &

123

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of November 30, 2016) on the cash collateral invested in Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2016, the funds listed below had securities on loan, which were classified as common stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Deutsche X-trackers MSCI Europe Hedged Equity ETF

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Deutsche X-trackers MSCI Japan Hedged Equity ETF

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

As of November 30, 2016, the funds listed below had no securities on loan.

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

Derivatives

Forward Foreign Currency Exchange Contracts    Each Fund may enter into forward foreign currency exchange contracts (“forward currency contracts”) designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2016, The Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers MSCI Europe Hedged Equity ETF, Deutsche X-trackers MSCI Eurozone Hedged Equity ETF and Deutsche X-trackers MSCI All World ex US Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Deutsche X-trackers MSCI Brazil Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF, Deutsche X-trackers MSCI Japan Hedged Equity ETF, Deutsche X-trackers MSCI South Korea Hedged Equity ETF, Deutsche X-trackers MSCI United Kingdom ETF and Deutsche X-trackers MSCI Mexico Hedged Equity ETF each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the Brazilian real, the euro, the Japanese yen, the South Korean won, the British Pound sterling and the Mexican peso, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

124

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

A summary of the open forward currency contracts as of November 30, 2016 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the period ended November 30, 2016.

Futures Contracts     Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2016, Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF, Deutsche X-trackers MSCI Eurozone Hedged Equity ETF, Deutsche X-trackers MSCI Germany Hedged Equity ETF and Deutsche X-trackers MSCI Japan Hedged Equity ETF utilized futures in order to simulate investment in each Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2016 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$975
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	2,337,963	Unrealized depreciation on forward foreign currency exchange contracts	557,614

	Total	$2,337,963	Total	$558,589

125

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF

Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$90
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	103,553	Unrealized depreciation on forward foreign currency exchange contracts	35,471

	Total	$103,553	Total	$35,561

Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$321,882	Unrealized depreciation on forward foreign currency exchange contracts	$70,626

	Total	$321,882	Total	$70,626

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$20,460
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	4,041,211	Unrealized depreciation on forward foreign currency exchange contracts	1,057,797

	Total	$4,041,211	Total	$1,078,257

Deutsche X-trackers MSCI Europe Hedged Equity ETF
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$59,601,023	Unrealized depreciation on forward foreign currency exchange contracts	$21,837,080

	Total	$59,601,023	Total	$21,837,080

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$42	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	1,701,972	Unrealized depreciation on forward foreign currency exchange contracts	76,499

	Total	$1,702,014	Total	$76,499

Deutsche X-trackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$21,344	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	2,957,989	Unrealized depreciation on forward foreign currency exchange contracts	558,280

	Total	$2,979,333	Total	$558,280

Deutsche X-trackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$223,956	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	137,224,874	Unrealized depreciation on forward foreign currency exchange contracts	9,043,281

	Total	$137,448,830	Total	$9,043,281

126

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$397,717	Unrealized depreciation on forward foreign currency exchange contracts	$28,718

	Total	$397,717	Total	$28,718

Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$2,180,842	Unrealized depreciation on forward foreign currency exchange contracts	$530,281

	Total	$2,180,842	Total	$530,281

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$12,805	Unrealized depreciation on forward foreign currency exchange contracts	$163,890

	Total	$12,805	Total	$163,890

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2016 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures - Equity Contracts	Foreign Exchange Contracts	Total
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$2,811,031	$2,811,031
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	—	(12,708)	(12,708)
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	(538,419)	(538,419)
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	41,460	(2,645,506)	(2,604,046)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	253,614,610	253,614,610
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	—	3,183,965	3,183,965
Deutsche X-trackers MSCI Germany Hedged Equity ETF	17,923	5,001,175	5,019,098
Deutsche X-trackers MSCI Japan Hedged Equity ETF	(58,507)	(11,270,283)	(11,328,790)
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	290,945	290,945
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	24,526	24,526
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	1,013,960	1,013,960

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures - Equity Contracts	Foreign Exchange Contracts	Total
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$(975)	$(300,743)	$(301,718)
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	(90)	(31,253)	(31,343)
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	120,498	120,498
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	(2,280)	(389,204)	(391,484)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	(48,451,655)	(48,451,655)
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	42	(680,889)	(680,847)
Deutsche X-trackers MSCI Germany Hedged Equity ETF	14,660	(938,469)	(923,809)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	233,227	91,925,276	92,158,503
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	66,884	66,884

127

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures - Equity Contracts	Foreign Exchange Contracts	Total
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	$—	$(2,999,727)	$(2,999,727)
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	(214,632)	(214,632)

For the period ended November 30, 2016 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Exchange Contracts (Contract Value)
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$1,030,660	$(65,825,460)
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	32,960	(4,353,780)
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	—	(4,005,834)
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	481,320	(127,454,329)
Deutsche X-trackers MSCI Europe Hedged Equity ETF	—	(2,652,005,905)
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	129,344	(56,594,162)
Deutsche X-trackers MSCI Germany Hedged Equity ETF	903,926	(86,973,636)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	2,201,182	(1,323,529,614)
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	—	(4,064,477)
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	—	(66,961,528)
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	—	(5,665,817)

As of November 30, 2016, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a default with respect to all of the transactions with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Goldman Sachs & Co.	$739	$(739)	$—	$—	$26,744	$(739)	$—	$26,005
JP Morgan & Chase Co.	813,159	(207,786)	—	605,373	207,786	(207,786)	—	—
The Bank of New York Mellon	100,135	(3,969)	—	96,166	3,969	(3,969)	—	—
The Bank of Nova Scotia	1,423,930	(319,115)	—	1,104,815	319,115	(319,115)	—	—

	$2,337,963	$(531,609)	$—	$1,806,354	$557,614	$(531,609)	$—	$26,005

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF
The Bank of New York Mellon	$—	$—	$—	$—	$8,917	$—	$—	$8,917
The Bank of Nova Scotia	1,999	(1,999)	—	—	2,516	(1,999)	—	517
JP Morgan & Chase Co.	101,554	(24,038)	—	77,516	24,038	(24,038)	—	—

	$103,553	$(26,037)	$—	$77,516	$35,471	$(26,037)	$—	$9,434

128

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
JP Morgan & Chase Co.	$168,520	$—	$—	$168,520	$—	$—	$—	$—
The Bank of New York Mellon	128,676	(53,260)	—	75,416	53,260	(53,260)	—	—
The Bank of Nova Scotia	24,686	(8,127)	—	16,559	8,127	(8,127)	—	—
Goldman Sachs & Co.	—	—	—	—	9,239	—	—	9,239

	$321,882	$(61,387)	$—	$260,495	$70,626	$(61,387)	$—	$9,239

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
JP Morgan & Chase Co.	$3,316,171	$(86,211)	$—	$3,229,960	$86,211	$(86,211)	$—	$—
The Bank of New York Mellon	110,417	(74,828)	—	35,589	74,828	(74,828)	—	—
The Bank of Nova Scotia	588,902	(588,902)	—	—	649,228	(588,902)	—	60,326
Goldman Sachs & Co.	25,721	(25,721)	—	—	245,244	(25,721)	—	219,523
RBC Capital Markets	—	—	—	—	2,286	—	—	2,286

	$4,041,211	$(775,662)	$—	$3,265,549	$1,057,797	$(775,662)	$—	$282,135

Deutsche X-trackers MSCI Europe Hedged Equity ETF
Bank of Montreal	$9,100,308	$(2,549,760)	$—	$6,550,548	$2,549,760	$(2,549,760)	$—	$—
Canadian Imperial Bank of Commerce	6,588,031	(3,788,134)	—	2,799,897	3,788,134	(3,788,134)	—	—
JP Morgan & Chase Co.	9,317,244	(3,458,392)	—	5,858,852	3,458,392	(3,458,392)	—	—
RBC Capital Markets	9,171,959	(3,535,182)	—	5,636,777	3,535,182	(3,535,182)	—	—
State Street Bank & Trust Co.	9,864,767	(3,749,274)	—	6,115,493	3,749,274	(3,749,274)	—	—
The Bank of New York Mellon	2,020,849	(876,074)	—	1,144,775	876,074	(876,074)	—	—
The Bank of Nova Scotia	13,537,865	(3,880,264)	—	9,657,601	3,880,264	(3,880,264)	—	—

	$59,601,023	$(21,837,080)	$—	$37,763,943	$21,837,080	$(21,837,080)	$—	$—

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
JP Morgan & Chase Co.	$274,245	$—	$—	$274,245	$—	$—	$—	$—
RBC Capital Markets	596,548	(41,677)	—	554,871	41,677	(41,677)	—	—
The Bank of New York Mellon	339,719	(11,081)	—	328,638	11,081	(11,081)	—	—
The Bank of Nova Scotia	491,460	(23,741)	—	467,719	23,741	(23,741)	—	—

	$1,701,972	$(76,499)	$—	$1,625,473	$76,499	$(76,499)	$—	$—

Deutsche X-trackers MSCI Germany Hedged Equity ETF
Goldman Sachs & Co	$—	$—	$—	$—	$101,118	$—	$—	$101,118
JP Morgan & Chase Co.	701,045	(91,357)	—	609,688	91,357	(91,357)	—	—
RBC Capital Markets	695,789	(229,508)	—	466,281	229,508	(229,508)	—	—
The Bank of New York Mellon	918,342	—	—	918,342	—	—	—	—
The Bank of Nova Scotia	642,813	(136,297)	—	506,516	136,297	(136,297)	—	—

	$2,957,989	$(457,162)	$—	$2,500,827	$558,280	$(457,162)	$—	$101,118

129

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Bank of Montreal	$17,234,909	$(811,792)	$—	$16,423,117	$811,792	$(811,792)	$—	$—
Canadian Imperial Bank of Commerce	31,598,417	(2,518,391)	—	29,080,026	2,518,391	(2,518,391)	—	—
JP Morgan & Chase Co.	25,095,079	(2,202,863)	—	22,892,216	2,202,863	(2,202,863)	—	—
RBC Capital Markets	15,024,862	(844,153)	—	14,180,709	844,153	(844,153)	—	—
State Street Bank & Trust Co.	24,551,428	(1,105,340)	—	23,446,088	1,105,340	(1,105,340)	—	—
The Bank of New York Mellon	1,070,589	(3,543)	—	1,067,046	3,543	(3,543)	—	—
The Bank of Nova Scotia	22,649,590	(1,557,199)	—	21,092,391	1,557,199	(1,557,199)	—	—

	$137,224,874	$(9,043,281)	$—	$128,181,593	$9,043,281	$(9,043,281)	$—	$—

Deutsche X-trackers MSCI Mexico Hedged Equity ETF
RBC Capital Markets	$7,491	$—	$—	$7,491	$—	$—	$—	$—
The Bank of New York Mellon	58,309	(3,195)	—	55,114	3,195	(3,195)	—	—
The Bank of Nova Scotia	169,651	(17,839)	—	151,812	17,839	(17,839)	—	—
JP Morgan & Chase Co.	162,266	(7,684)	—	154,582	7,684	(7,684)	—	—

	$397,717	$(28,718)	$—	$368,999	$28,718	$(28,718)	$—	$—

Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Goldman Sachs & Co.	$87,279	$(87,279)	$—	$—	$167,153	$(87,279)	$—	$79,874
JP Morgan & Chase Co.	901,695	—	—	901,695	—	—	—	—
RBC Capital Markets	353,528	(140,697)	—	212,831	140,697	(140,697)	—	—
The Bank of New York Mellon	504,101	(1,409)	—	502,692	1,409	(1,409)	—	—
The Bank of Nova Scotia	334,239	(221,022)	—	113,217	221,022	(221,022)	—	—

	$2,180,842	$(450,407)	$—	$1,730,435	$530,281	$(450,407)	$—	$79,874

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
JP Morgan & Chase Co.	$6,100	$(6,100)	$—	$—	$63,932	$(6,100)	$—	$57,832
The Bank of New York Mellon	367	(367)	—	—	8,442	(367)	—	8,075
The Bank of Nova Scotia	6,338	(6,338)	—	—	91,516	(6,338)	—	85,178

	$12,805	$(12,805)	$—	$—	$163,890	$(12,805)	$—	$151,085

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Prior to the effective dates listed below, TDAM USA Inc. (“TDAM”) served as investment sub-advisor to each Fund and was responsible for day-to-day management of the Funds, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may have been agreed between the Advisor and TDAM from time to time.

130

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Effective on the dates listed below with respect to each applicable Fund, as approved by the Board of Trustees of DBX ETF Trust, the Advisor assumed the day-to-day management of the Funds.

Effective Dates
November 17, 2016	Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

December 9, 2016	Deutsche X-trackers MSCI Europe Hedged Equity ETF
Deutsche X-trackers MSCI Japan Hedged Equity ETF

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	0.40%
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	0.60%
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	0.60%
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Germany Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Japan Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	0.50%
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	0.58%
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Audit Committee and Lead Independent Trustee (Chairman of the Board of Trustees effective November 16, 2016); and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

131

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

4. Transactions with Affiliates

The Advisor is an indirect wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the six months ended November 30, 2016.

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income ($)	Value ($) at 11/30/16
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Deutsche Bank AG (Common Stock)	99,464	1,777	(4,777)	(1,803)	—	84,133
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Deutsche Bank AG (Common Stock)	10,421,441	1,136,404	3,231,870	(2,318,116)	—	6,938,226
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF
Deutsche Bank AG (Common Stock)	490,996	23,395	(179,548)	(113,101)	—	258,321
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Deutsche Bank AG (Common Stock)	2,496,049	91,304	(800,642)	(863,113)	—	1,427,995

5. Investment Portfolio Transactions

For the period ended November 30, 2016, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$6,986,615	$5,728,426
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged ETF	344,166	390,088
Deutsche X-trackers MSCI Brazil Hedged Equity ETF	810,806	751,293
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	13,900,651	23,398,110
Deutsche X-trackers MSCI Europe Hedged Equity ETF	375,455,823	229,739,192
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	5,098,540	4,435,146
Deutsche X-trackers MSCI Germany Hedged Equity ETF	6,711,127	7,046,581
Deutsche X-trackers MSCI Japan Hedged Equity ETF	259,933,544	179,791,137
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	735,158	383,516
Deutsche X-trackers MSCI South Korea Hedged Equity ETF	51,565,276	119,859,799
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF	1,528,325	699,679

For the period ended November 30, 2016, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$—	$3,104,951
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	—	5,409,230
Deutsche X-trackers MSCI Europe Hedged Equity ETF	99,132,485	1,046,661,475
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	—	33,827,043
Deutsche X-trackers MSCI Germany Hedged Equity ETF	—	36,708,086
Deutsche X-trackers MSCI Japan Hedged Equity ETF	970,380,965	288,536,791
Deutsche X-trackers MSCI Mexico Hedged Equity ETF	1,123,927	1,156,899

6. Fund Share Transactions

As of November 30, 2016, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a

132

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Deutsche X-trackers Brazil Hedged Equity ETF and Deutsche X-trackers South Korea Hedged Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Deutsche X-trackers MSCI All World ex US Hedged Equity ETF, Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2016.

Pro-rata Share
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF	$9,450,000
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF	525,000
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF	19,950,000

133

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

134

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

135

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. See the prospectus for details.

In June 2016, the United Kingdom approved a referendum to leave the EU, creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s anticipated withdrawal from the EU and the effects such withdrawal will have on the United Kingdom’s economy and on markets in the United Kingdom and throughout the world.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Investment sub-advisor TDAM USA Inc. 161 Bay Street, 35th Floor TD Canada Trust Tower Toronto, Ontario Canada M5J 2T2	Administrator, custodian, fund accountant, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049077-1 (1/17) DBX 002438 (1/18)

November 30, 2016

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF)

DBX ETF Trust

To our shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for Deutsche X-trackers MSCI EAFE Hedged Equity ETF for the period ended November 30, 2016.

Global growth showed signs of a recovery over the reporting period even as political risks challenged economic prospects across the developed world. Britain’s decision to exit the Eurozone (“Brexit”) and the surprise US election result and other European referendums created uncertainties across markets. But global markets recovered, as major central banks loosened monetary policy. However, the US Federal Reserve Board (FRB) adopted a tighter monetary policy, as the country registered healthy growth and a low unemployment rate. The European Central Bank (ECB), on the other hand, expanded its asset purchase program to over EUR 2.2 trillion and extended its time frame for asset purchases. The increasing divergence in monetary policies between the US and other economies strengthened the USD during the reporting period.

Eurozone economies showed signs of a revival, as loose monetary policies helped the continent overcome ‘Brexit’. In addition to introducing a negative interest rate, the ECB renewed its commitment to its asset purchasing program. The ECB’s support kept a lid on European sovereign yields. The resultant easing in credit conditions stimulated business and consumer confidence. Consequently, manufacturing activity rose across Europe. Germany posted a low unemployment rate, as industrial growth and residential construction boosted demand. In France, both the manufacturing and services industries aided output. Structural reforms in Spain and Greece helped growth, and a weaker EUR supported the continent’s exports. However, improvement in the real economy struggled to translate into gains for European equities. A persistent weakness in the region’s banking industry and Italy’s economic challenges affected European equities. The UK mitigated the immediate effects of ‘Brexit’ by restarting its quantitative easing program even as the GBP weakened.

In Asia, Japan’s economy posted growth during the reporting period. While weak consumption figures hurt Japan, a progressive weakening of the JPY helped the country improve exports. Japan’s unorthodox policies, such as negative interest rates and asset purchases, got yet another addition — yield-curve targeting. Bank of Japan (BOJ) committed to keep the yield on its 10-year government bonds at zero to reinvigorate the economy. The resource-rich Australian economy, however, came under strain, as investment in the mining industry slowed and job losses mounted. The Reserve Bank of Australia (RBA) cut interest rates to a record low to stimulate demand in the broader economy.

The world economy remained on a moderate growth path given challenging macroeconomic backdrop and political uncertainties. While Japanese and the US equities were supported by expectations of a weaker currency and reflationary policies respectively, European equities could face headwinds from political challenges. As the FRB is expected to lift rates at a cautious pace, the outlook for USD is strong. In the current market environment, hedging currency exposure plays a significant role in managing investments in international equities. In the backdrop of a strengthening USD, our currency-hedged strategy has made a positive contribution to the funds’ overall performance.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

Chairman, President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (DBEF)

The Deutsche X-trackers MSCI EAFE Hedged Equity ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and select non-U.S. currencies. As of November 30, 2016, the Index included securities from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (12.3% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	1.8%
Royal Dutch Shell PLC (Netherlands)	1.8%
HSBC Holdings PLC (United Kingdom)	1.3%
Roche Holding AG (Switzerland)	1.3%
Toyota Motor Corp. (Japan)	1.3%
Novartis AG (Switzerland)	1.3%
BP PLC (United Kingdom)	0.9%
TOTAL SA (France)	0.9%
British American Tobacco PLC (United Kingdom)	0.9%
Commonwealth Bank of Australia (Australia)	0.8%

Country Diversification* as of 11/30/16

Japan	24.6%
United Kingdom	15.7%
France	9.7%
Switzerland	9.2%
Germany	9.0%
Australia	7.6%
Netherlands	4.3%
Hong Kong	3.4%
Spain	3.0%
Sweden	2.8%
Other	10.7%

Total	100.0%

Sector Diversification* as of 11/30/16

Financials	21.0%
Industrials	14.2%
Consumer Discretionary	12.5%
Consumer Staples	11.3%
Health Care	10.6%
Materials	7.9%
Information Technology	5.5%
Energy	5.2%
Telecommunication Services	4.5%
Real Estate	3.9%
Utilities	3.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 4.

2

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$1,045.90	0.35%	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

3

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.6%
Australia — 7.5%
AGL Energy Ltd.	422,264	$6,541,991
Alumina Ltd. (a)	1,531,982	1,872,285
Amcor Ltd.	724,815	7,696,734
AMP Ltd.	1,851,082	6,424,568
APA Group (b)	697,382	4,104,398
Aristocrat Leisure Ltd.	338,926	3,754,193
ASX Ltd.	121,160	4,353,632
Aurizon Holdings Ltd.	1,284,072	4,722,143
AusNet Services	1,115,709	1,223,483
Australia & New Zealand Banking Group Ltd.	1,832,043	38,435,036
Bank of Queensland Ltd.	238,443	1,979,116
Bendigo & Adelaide Bank Ltd.	288,955	2,571,211
BHP Billiton Ltd.	2,010,017	36,231,633
BHP Billiton PLC	1,321,827	21,723,656
Boral Ltd.	675,006	2,507,241
Brambles Ltd.	992,641	8,634,912
Caltex Australia Ltd.	163,226	3,622,048
Challenger Ltd.	349,045	2,745,057
CIMIC Group Ltd.	58,571	1,333,017
Coca-Cola Amatil Ltd.	358,416	2,538,203
Cochlear Ltd.	35,862	3,143,443
Commonwealth Bank of Australia	1,073,411	62,342,637
Computershare Ltd.	290,627	2,489,513
Crown Resorts Ltd.	227,930	1,976,014
CSL Ltd.	285,549	20,664,605
Dexus Property Group REIT	605,784	4,079,745
Domino’s Pizza Enterprises Ltd.	38,569	1,930,458
DUET Group (b)	1,522,706	2,676,168
Flight Centre Travel Group Ltd. (a)	32,514	801,931
Fortescue Metals Group Ltd.	974,375	4,223,618
Goodman Group REIT	1,119,710	5,523,348
GPT Group REIT	1,125,239	4,021,708
Harvey Norman Holdings Ltd.	348,142	1,221,154
Healthscope Ltd.	1,085,897	1,804,229
Incitec Pivot Ltd.	1,055,905	2,456,155
Insurance Australia Group Ltd.	1,521,667	6,281,333
LendLease Group (b)	346,217	3,479,581
Macquarie Group Ltd.	191,698	11,876,814
Medibank Pvt Ltd.	1,723,576	3,309,209
Mirvac Group REIT	2,318,823	3,510,281
National Australia Bank Ltd.	1,662,796	35,522,850
Newcrest Mining Ltd.	479,716	6,921,961
Oil Search Ltd.	857,671	4,085,083
Orica Ltd.	234,647	2,942,206
Origin Energy Ltd.	1,097,349	4,813,396
Qantas Airways Ltd.	301,794	735,436
QBE Insurance Group Ltd.	858,201	7,078,848
Ramsay Health Care Ltd.	88,529	4,629,142
REA Group Ltd.	32,973	1,256,889
Santos Ltd.	999,912	2,901,848
Scentre Group REIT	3,332,178	10,433,126
SEEK Ltd.	206,788	2,261,522
Sonic Healthcare Ltd.	247,229	3,979,938
South32 Ltd.	3,331,844	6,667,674
Stockland REIT	1,505,178	4,812,782

	Number of Shares	Value
Australia (Continued)
Suncorp Group Ltd.	805,211	$7,432,589
Sydney Airport (b)	689,939	3,199,563
Tabcorp Holdings Ltd. (a)	520,533	1,802,775
Tatts Group Ltd.	916,563	2,835,938
Telstra Corp. Ltd.	2,677,973	9,986,607
TPG Telecom Ltd. (a)	212,404	1,119,905
Transurban Group (b)	1,278,435	9,950,380
Treasury Wine Estates Ltd.	461,957	3,680,810
Vicinity Centres REIT	2,105,872	4,540,830
Vocus Communications Ltd.	328,504	1,011,573
Wesfarmers Ltd.	704,782	21,744,210
Westfield Corp. REIT	1,235,531	8,339,120
Westpac Banking Corp.	2,094,178	48,357,281
Woodside Petroleum Ltd.	474,515	10,378,997
Woolworths Ltd.	800,303	13,527,596

		557,777,376

Austria — 0.2%
ANDRITZ AG	44,496	2,295,704
Erste Group Bank AG*	188,291	5,236,459
OMV AG	90,002	2,908,875
Raiffeisen Bank International AG*(a)	73,343	1,335,834
voestalpine AG	71,169	2,696,944

		14,473,816

Belgium — 1.2%
Ageas	121,985	4,552,798
Anheuser-Busch InBev SA/NV	489,858	50,900,001
Colruyt SA	42,134	2,129,407
Groupe Bruxelles Lambert SA	50,492	4,144,654
KBC Group NV	156,994	9,414,349
Proximus SADP	95,197	2,691,361
Solvay SA	46,383	5,296,883
Telenet Group Holding NV*	33,009	1,742,932
UCB SA	79,124	5,090,275
Umicore SA	59,580	3,569,635

		89,532,295

Chile — 0.0%
Antofagasta PLC	246,796	2,127,578

China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	1,133,900	648,689

Denmark — 1.6%
A.P. Moller — Maersk A/S, Class A	2,318	2,943,581
A.P. Moller — Maersk A/S, Class B	4,092	5,426,584
Carlsberg A/S, Class B	66,947	5,693,072
Chr Hansen Holding A/S	61,889	3,425,764
Coloplast A/S, Class B	74,350	4,722,366
Danske Bank A/S	430,955	12,590,380
DONG Energy A/S, 144A*	52,600	1,794,455
DSV A/S	118,910	5,350,683
Genmab A/S*	35,781	6,197,653
ISS A/S	104,579	3,575,172
Novo Nordisk A/S, Class B	1,196,573	40,565,552
Novozymes A/S, Class B	144,338	4,889,155
Pandora A/S	69,596	8,282,701
TDC A/S*	508,185	2,585,679

See Notes to Financial Statements.	4

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Denmark (Continued)
Tryg A/S	68,256	$1,227,963
Vestas Wind Systems A/S	138,652	9,148,206
William Demant Holding A/S*	72,375	1,224,747

		119,643,713

Finland — 0.9%
Elisa OYJ	86,914	2,728,469
Fortum OYJ	277,989	4,036,384
Kone OYJ, Class B	211,070	9,297,075
Metso OYJ (a)	70,570	1,996,989
Neste OYJ	80,234	3,295,144
Nokia OYJ	3,652,152	15,715,173
Nokian Renkaat OYJ	72,300	2,611,453
Orion OYJ, Class B	62,700	2,666,077
Sampo OYJ, Class A	279,777	12,367,915
Stora Enso OYJ, Class R	344,778	3,327,084
UPM-Kymmene OYJ	334,035	7,646,981
Wartsila OYJ Abp	92,581	3,902,310

		69,591,054

France — 9.6%
Accor SA	106,906	3,787,763
Aeroports de Paris	18,580	1,827,615
Air Liquide SA	243,324	24,777,771
Airbus Group SE	362,682	23,167,090
Alstom SA*	95,997	2,600,536
Arkema SA	42,509	4,071,904
Atos SE	55,728	5,760,444
AXA SA	1,213,770	28,596,978
BNP Paribas SA	663,077	38,497,301
Bollore SA	545,672	1,790,511
Bouygues SA	129,720	4,399,479
Bureau Veritas SA	165,973	3,124,098
Capgemini SA	102,370	8,083,013
Carrefour SA	354,963	8,321,708
Casino Guichard Perrachon SA (a)	35,038	1,594,206
Christian Dior SE (a)	34,119	6,635,546
Cie de Saint-Gobain	312,554	13,556,826
Cie Generale des Etablissements Michelin	114,075	12,211,138
CNP Assurances	107,429	1,886,637
Credit Agricole SA	703,271	7,938,101
Danone SA	369,437	23,242,271
Dassault Aviation SA	1,400	1,529,045
Dassault Systemes SE	80,497	6,144,366
Edenred	131,661	2,776,166
Eiffage SA	36,830	2,431,054
Electricite de France SA (a)	163,797	1,735,134
Engie SA	914,464	11,291,115
Essilor International SA	129,669	13,756,708
Eurazeo SA	23,661	1,283,948
Eutelsat Communications SA	109,260	1,966,849
Fonciere Des Regions REIT	21,387	1,680,305
Gecina SA REIT	25,734	3,379,270
Groupe Eurotunnel SE	292,582	2,573,771
Hermes International	16,517	6,816,656
ICADE REIT	23,191	1,602,549

	Number of Shares	Value
France (Continued)
Iliad SA	16,540	$3,146,620
Imerys SA	22,409	1,561,574
Ingenico Group SA	34,636	2,698,842
JCDecaux SA	46,504	1,212,466
Kering	47,418	10,302,471
Klepierre REIT	137,716	5,135,541
Lagardere SCA	73,862	1,821,245
Legrand SA	167,141	9,344,364
L’Oreal SA	157,650	26,909,089
LVMH Moet Hennessy Louis Vuitton SE (a)	174,769	31,803,798
Natixis SA	588,995	2,966,418
Orange SA (a)	1,248,585	18,202,163
Pernod Ricard SA (a)	132,890	13,943,499
Peugeot SA*	303,640	4,479,634
Publicis Groupe SA	120,096	7,793,582
Remy Cointreau SA	12,921	1,085,001
Renault SA	120,299	9,478,265
Rexel SA	189,176	2,925,268
Safran SA	195,746	13,437,271
Sanofi	726,047	58,566,699
Schneider Electric SE	351,810	23,423,425
SCOR SE	102,127	3,243,390
SEB SA	14,100	1,893,390
SFR Group SA	64,797	1,637,214
Societe BIC SA	17,999	2,328,254
Societe Generale SA	480,190	20,654,893
Sodexo SA	57,599	6,299,976
Suez	204,426	2,854,507
Technip SA	68,907	4,773,310
Thales SA	66,247	6,468,619
TOTAL SA	1,409,911	67,175,976
Unibail-Rodamco SE REIT	62,156	13,718,681
Valeo SA	149,193	8,318,807
Veolia Environnement SA	299,691	5,178,915
Vinci SA	316,838	20,561,075
Vivendi SA	710,913	13,554,762
Wendel SA	17,679	2,046,089
Zodiac Aerospace	127,037	2,816,671

		718,599,636

Germany — 8.4%
adidas AG	117,843	17,360,526
Allianz SE	286,010	45,408,517
Axel Springer SE	27,010	1,158,516
BASF SE	574,824	49,341,299
Bayer AG	517,540	48,592,910
Bayerische Motoren Werke AG	207,215	17,659,384
Beiersdorf AG	63,085	5,153,617
Brenntag AG	96,692	5,089,619
Commerzbank AG	666,213	4,641,101
Continental AG	68,844	12,214,223
Covestro AG, 144A	43,327	2,784,136
Daimler AG	602,596	40,082,377
Deutsche Bank AG*(c)	863,209	13,594,995
Deutsche Boerse AG*	120,787	9,761,225
Deutsche Lufthansa AG (a)	145,868	1,889,962

See Notes to Financial Statements.	5

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Deutsche Post AG	607,195	$18,977,860
Deutsche Telekom AG	2,048,907	32,279,845
Deutsche Wohnen AG	211,201	6,504,829
E.ON SE	1,252,313	8,264,870
Evonik Industries AG	102,075	2,846,325
Fraport AG Frankfurt Airport Services Worldwide	26,032	1,511,932
Fresenius Medical Care AG & Co. KGaA	133,824	10,438,933
Fresenius SE & Co. KGaA	256,449	18,414,274
GEA Group AG (a)	114,448	4,266,039
Hannover Rueck SE	37,737	4,005,554
HeidelbergCement AG	93,133	8,351,598
Henkel AG & Co. KGaA	65,036	6,621,950
HOCHTIEF AG	13,013	1,850,863
HUGO BOSS AG	41,856	2,399,934
Infineon Technologies AG	708,734	11,853,171
Innogy SE, 144A*	86,922	3,069,120
K+S AG (a)	119,786	2,430,557
LANXESS AG	57,279	3,532,548
Linde AG	116,239	19,366,391
MAN SE	22,056	2,175,375
Merck KGaA	80,885	8,104,531
METRO AG	111,563	3,333,777
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	100,794	18,358,133
OSRAM Licht AG	54,394	2,769,192
ProSiebenSat.1 Media SE	145,821	4,997,321
RWE AG*	306,277	3,849,846
SAP SE	615,081	51,421,353
Siemens AG	478,770	54,091,425
Symrise AG	77,180	4,671,552
Telefonica Deutschland Holding AG	465,401	1,826,030
thyssenkrupp AG	230,222	5,226,495
TUI AG	312,150	4,116,538
United Internet AG	75,182	2,876,905
Volkswagen AG	20,314	2,781,648
Vonovia SE	291,643	9,405,845
Zalando SE, 144A*	54,136	2,017,628

		623,742,594

Hong Kong — 3.4%
AIA Group Ltd.	7,541,113	45,986,546
ASM Pacific Technology Ltd.	152,458	1,524,285
Bank of East Asia Ltd. (a)	755,652	3,132,110
BOC Hong Kong Holdings Ltd.	2,315,669	8,687,677
Cathay Pacific Airways Ltd.	689,121	932,865
Cheung Kong Infrastructure Holdings Ltd.	414,693	3,464,463
Cheung Kong Property Holdings Ltd.	1,684,581	11,532,425
CK Hutchison Holdings Ltd.	1,690,612	20,597,284
CLP Holdings Ltd.	1,027,332	10,046,172
First Pacific Co. Ltd.	1,245,933	875,438
Galaxy Entertainment Group Ltd.	1,468,561	7,289,319
Hang Lung Group Ltd.	552,700	2,030,806
Hang Lung Properties Ltd.	1,406,269	3,169,159
Hang Seng Bank Ltd.	478,581	9,069,994

	Number of Shares	Value
Hong Kong (Continued)
Henderson Land Development Co. Ltd.	682,785	$3,771,977
HK Electric Investments & HK Electric Investments Ltd., 144A (b)	1,658,928	1,462,911
HKT Trust & HKT Ltd. (b)	1,658,164	2,163,427
Hong Kong & China Gas Co. Ltd.	4,774,852	8,889,172
Hong Kong Exchanges & Clearing Ltd.	723,742	19,034,793
Hongkong Land Holdings Ltd.	736,200	4,719,042
Hysan Development Co. Ltd.	392,548	1,730,825
Jardine Matheson Holdings Ltd.	155,700	8,438,940
Kerry Properties Ltd.	380,592	1,089,298
Li & Fung Ltd.	3,684,797	1,615,201
Link REIT	1,402,866	9,658,099
Melco Crown Entertainment Ltd., ADR (a)	118,992	2,339,383
MTR Corp. Ltd.	922,929	4,616,727
New World Development Co. Ltd.	3,525,358	3,926,912
NWS Holdings Ltd. (a)	958,910	1,656,597
PCCW Ltd.	2,651,874	1,541,926
Power Assets Holdings Ltd.	867,993	8,280,988
Shangri-La Asia Ltd.	733,005	798,542
Sino Land Co. Ltd.	1,927,571	3,031,827
SJM Holdings Ltd.	1,158,094	937,643
Sun Hung Kai Properties Ltd.	905,060	11,843,433
Swire Pacific Ltd., Class A	339,729	3,383,493
Swire Properties Ltd.	732,127	2,213,418
Techtronic Industries Co. Ltd.	860,563	3,356,157
WH Group Ltd., 144A	5,042,194	4,192,890
Wharf Holdings Ltd.	853,310	6,325,704
Wheelock & Co. Ltd.	508,244	3,020,699
Yue Yuen Industrial Holdings Ltd.	464,237	1,672,845

		254,051,412

Ireland — 0.8%
AerCap Holdings NV*	99,367	4,257,876
Bank of Ireland*	17,216,204	3,667,564
CRH PLC	519,283	17,333,649
DCC PLC	55,554	4,260,926
Experian PLC	599,591	11,328,184
James Hardie Industries PLC CDI	278,881	4,287,657
Kerry Group PLC, Class A	99,124	7,020,929
Paddy Power Betfair PLC	49,828	5,201,804

		57,358,589

Israel — 0.7%
Azrieli Group Ltd.	26,564	1,159,961
Bank Hapoalim BM	666,761	4,013,131
Bank Leumi Le-Israel BM*	905,481	3,686,870
Bezeq The Israeli Telecommunication Corp. Ltd.	1,310,683	2,422,059
Check Point Software Technologies Ltd.*(a)	80,411	6,620,238
Elbit Systems Ltd.	14,700	1,487,918
Frutarom Industries Ltd.	23,900	1,285,047
Israel Chemicals Ltd.	319,468	1,225,740
Mizrahi Tefahot Bank Ltd.	87,101	1,221,046
Mobileye NV*	109,681	4,083,424
Nice Ltd.	37,670	2,489,506

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Israel (Continued)
Taro Pharmaceutical Industries Ltd.*(a)	8,860	$905,137
Teva Pharmaceutical Industries Ltd., ADR	571,310	21,538,387

		52,138,464

Italy — 1.7%
Assicurazioni Generali SpA	732,182	9,249,954
Atlantia SpA	258,405	5,740,325
Enel SpA	4,772,066	19,289,964
Eni SpA	1,592,103	22,172,303
EXOR SpA	67,872	2,849,311
Ferrari NV	76,853	4,211,101
Intesa Sanpaolo SpA	7,940,495	17,639,373
Intesa Sanpaolo SpA-RSP (a)	550,601	1,142,016
Leonardo-Finmeccanica SpA*	253,282	3,288,400
Luxottica Group SpA	105,992	5,515,678
Mediobanca SpA	345,991	2,387,207
Poste Italiane SpA, 144A	326,968	2,032,439
Prysmian SpA	119,203	2,851,432
Saipem SpA*	3,796,244	1,706,344
Snam SpA	1,533,597	5,939,147
Telecom Italia SpA*(a)	6,336,628	4,791,776
Telecom Italia SpA-RSP*	3,772,457	2,354,962
Terna Rete Elettrica Nazionale SpA (a)	943,455	4,091,675
UniCredit SpA	3,286,397	7,042,802
UnipolSai SpA (a)	708,384	1,351,405

		125,647,614

Japan — 24.4%
ABC-Mart, Inc.	20,700	1,214,082
Acom Co. Ltd.*	249,700	1,193,881
Aeon Co. Ltd.	409,200	5,636,984
AEON Financial Service Co. Ltd.	66,300	1,103,406
Aeon Mall Co. Ltd.	67,500	973,515
Air Water, Inc.	89,200	1,524,287
Aisin Seiki Co. Ltd.	119,800	5,120,598
Ajinomoto Co., Inc.	336,500	6,507,637
Alfresa Holdings Corp.	114,200	1,819,733
Alps Electric Co. Ltd.	117,800	2,958,257
Amada Holdings Co. Ltd.	212,900	2,368,967
ANA Holdings, Inc.	726,000	2,013,547
Aozora Bank Ltd.	740,000	2,542,022
Asahi Glass Co. Ltd.	631,000	4,098,011
Asahi Group Holdings Ltd.	242,100	7,876,371
Asahi Kasei Corp.	789,800	7,024,356
Asics Corp.	100,100	2,106,908
Astellas Pharma, Inc.	1,347,900	18,609,397
Bandai Namco Holdings, Inc.	125,000	3,567,370
Bank of Kyoto Ltd.	190,000	1,316,988
Benesse Holdings, Inc. (a)	41,800	1,108,894
Bridgestone Corp.	407,100	15,539,580
Brother Industries Ltd.	147,600	2,523,540
Calbee, Inc.	50,400	1,570,526
Canon, Inc.	667,700	19,032,120
Casio Computer Co. Ltd. (a)	143,100	1,869,975
Central Japan Railway Co.	90,204	14,728,471
Chiba Bank Ltd.	448,000	2,654,989

	Number of Shares	Value
Japan (Continued)
Chubu Electric Power Co., Inc.	403,200	$5,658,298
Chugai Pharmaceutical Co. Ltd.	140,100	3,937,079
Chugoku Bank Ltd.	103,000	1,391,880
Chugoku Electric Power Co., Inc.	172,900	1,967,709
Concordia Financial Group Ltd.	732,500	3,364,615
Credit Saison Co. Ltd.	89,200	1,599,136
CYBERDYNE, Inc.*(a)	68,700	897,745
Dai Nippon Printing Co. Ltd.	340,000	3,215,594
Daicel Corp.	171,300	1,886,613
Dai-ichi Life Holdings, Inc.	674,704	10,813,074
Daiichi Sankyo Co. Ltd.	377,100	7,851,512
Daikin Industries Ltd.	146,700	13,739,701
Daito Trust Construction Co. Ltd.	44,100	6,851,777
Daiwa House Industry Co. Ltd.	354,400	10,073,937
Daiwa House REIT Investment Corp. REIT	855	2,127,691
Daiwa Securities Group, Inc.	1,040,064	6,249,202
DeNA Co. Ltd.	66,000	2,010,489
Denso Corp.	297,900	12,967,458
Dentsu, Inc.	135,300	6,185,210
Don Quijote Holdings Co. Ltd.	74,200	2,837,507
East Japan Railway Co.	207,100	17,678,761
Eisai Co. Ltd.	157,700	9,110,085
Electric Power Development Co. Ltd.	91,600	2,008,867
FamilyMart UNY Holdings Co. Ltd. (a)	52,000	3,249,858
FANUC Corp.	121,296	20,467,805
Fast Retailing Co. Ltd.	33,300	11,517,687
Fuji Electric Co. Ltd.	352,000	1,729,155
Fuji Heavy Industries Ltd.	385,020	15,632,340
FUJIFILM Holdings Corp.	273,700	10,165,214
Fujitsu Ltd.	1,165,600	6,875,109
Fukuoka Financial Group, Inc.	486,000	2,102,793
Hachijuni Bank Ltd.	249,000	1,334,181
Hakuhodo DY Holdings, Inc.	133,700	1,551,974
Hamamatsu Photonics KK	89,100	2,363,695
Hankyu Hanshin Holdings, Inc.	151,140	4,775,762
Hikari Tsushin, Inc.	13,500	1,203,619
Hino Motors Ltd.	157,800	1,601,379
Hirose Electric Co. Ltd.	20,420	2,443,510
Hiroshima Bank Ltd.	314,000	1,383,296
Hisamitsu Pharmaceutical Co., Inc.	38,900	1,870,111
Hitachi Chemical Co. Ltd.	65,200	1,430,462
Hitachi Construction Machinery Co. Ltd.	67,300	1,384,766
Hitachi High-Technologies Corp.	43,300	1,706,945
Hitachi Ltd.	3,024,000	16,105,268
Hitachi Metals Ltd.	130,900	1,710,550
Hokuriku Electric Power Co.	101,700	1,100,517
Honda Motor Co. Ltd.	1,020,300	29,715,831
Hoshizaki Corp.	32,500	2,752,721
Hoya Corp.	248,700	9,780,178
Hulic Co. Ltd.	189,600	1,779,908
Idemitsu Kosan Co. Ltd.	57,500	1,300,730
IHI Corp.*	919,000	2,546,418
Iida Group Holdings Co. Ltd.	92,100	1,785,567
Inpex Corp.	594,804	5,641,033
Isetan Mitsukoshi Holdings Ltd.	210,200	2,316,876

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Isuzu Motors Ltd.	371,600	$4,381,700
ITOCHU Corp.	936,600	12,787,633
J. Front Retailing Co. Ltd.	151,000	2,127,634
Japan Airlines Co. Ltd.	74,900	2,216,131
Japan Airport Terminal Co. Ltd. (a)	29,200	1,086,019
Japan Exchange Group, Inc.	326,400	4,833,020
Japan Post Bank Co. Ltd.	253,458	2,988,635
Japan Post Holdings Co. Ltd.	281,598	3,487,823
Japan Prime Realty Investment Corp. REIT	521	2,117,609
Japan Real Estate Investment Corp. REIT	819	4,431,284
Japan Retail Fund Investment Corp. REIT	1,597	3,241,322
Japan Tobacco, Inc.	688,400	23,743,948
JFE Holdings, Inc.	326,800	4,770,386
JGC Corp.	126,300	2,084,301
JSR Corp.	116,800	1,680,458
JTEKT Corp.	139,600	2,233,014
JX Holdings, Inc.	1,327,500	5,063,773
Kajima Corp.	564,000	3,953,743
Kakaku.com, Inc.	85,600	1,343,053
Kamigumi Co. Ltd.	146,000	1,339,976
Kaneka Corp.	176,000	1,401,477
Kansai Electric Power Co., Inc.*	440,600	4,344,188
Kansai Paint Co. Ltd. (a)	133,200	2,439,177
Kao Corp.	315,400	14,520,448
Kawasaki Heavy Industries Ltd.	888,000	2,802,045
KDDI Corp.	1,147,930	30,091,710
Keihan Holdings Co. Ltd.	327,000	2,080,818
Keikyu Corp.	300,500	3,228,133
Keio Corp.	370,800	2,955,899
Keisei Electric Railway Co. Ltd.	86,300	2,047,272
Keyence Corp.	28,610	19,563,483
Kikkoman Corp.	92,000	2,814,562
Kintetsu Group Holdings Co. Ltd.	1,133,400	4,378,854
Kirin Holdings Co. Ltd.	514,800	8,385,384
Kobe Steel Ltd.*	196,000	1,848,556
Koito Manufacturing Co. Ltd.	70,400	3,667,532
Komatsu Ltd.	577,800	13,300,435
Konami Holdings Corp.	59,100	1,999,187
Konica Minolta, Inc.	283,100	2,702,200
Kose Corp.	19,000	1,522,923
Kubota Corp.	662,200	9,999,130
Kuraray Co. Ltd.	222,000	3,139,688
Kurita Water Industries Ltd.	63,300	1,315,741
Kyocera Corp.	200,800	9,541,093
Kyowa Hakko Kirin Co. Ltd.	162,300	2,315,227
Kyushu Electric Power Co., Inc.*	260,300	2,559,656
Kyushu Financial Group, Inc.	217,500	1,431,559
Lawson, Inc.	41,800	2,893,720
LINE Corp.*	27,100	1,044,631
Lion Corp.	149,800	2,435,453
LIXIL Group Corp.	166,500	3,702,426
M3, Inc.	121,510	3,136,393
Mabuchi Motor Co. Ltd.	30,700	1,709,357
Makita Corp.	70,000	4,741,926

	Number of Shares	Value
Japan (Continued)
Marubeni Corp.	1,033,200	$5,656,162
Marui Group Co. Ltd.	127,400	1,755,014
Maruichi Steel Tube Ltd.	35,400	1,140,239
Mazda Motor Corp.	356,600	5,716,572
McDonald’s Holdings Co. Japan Ltd. (a)	41,800	1,149,084
Mebuki Financial Group, Inc.	590,250	2,146,270
Medipal Holdings Corp.	103,600	1,482,393
MEIJI Holdings Co. Ltd.	71,600	5,707,723
Minebea Co. Ltd.	212,300	2,104,350
Miraca Holdings, Inc.	36,000	1,611,118
MISUMI Group, Inc.	171,900	3,074,231
Mitsubishi Chemical Holdings Corp.	848,400	5,335,639
Mitsubishi Corp.	945,300	20,421,389
Mitsubishi Electric Corp.	1,209,400	16,665,523
Mitsubishi Estate Co. Ltd.	783,000	15,779,087
Mitsubishi Gas Chemical Co., Inc.	109,300	1,656,625
Mitsubishi Heavy Industries Ltd.	2,005,200	8,882,788
Mitsubishi Logistics Corp.	71,000	960,072
Mitsubishi Materials Corp.	69,900	2,068,192
Mitsubishi Motors Corp.	419,700	1,940,661
Mitsubishi Tanabe Pharma Corp.	137,200	2,579,583
Mitsubishi UFJ Financial Group, Inc.	7,980,700	46,724,119
Mitsubishi UFJ Lease & Finance Co. Ltd.	280,300	1,291,186
Mitsui & Co. Ltd.	1,068,100	14,391,645
Mitsui Chemicals, Inc.	581,000	2,686,500
Mitsui Fudosan Co. Ltd.	564,000	13,263,773
Mitsui OSK Lines Ltd.	717,000	1,842,559
Mixi, Inc.	29,100	1,013,623
Mizuho Financial Group, Inc.	15,093,400	26,728,927
MS&AD Insurance Group Holdings, Inc.	317,000	9,833,775
Murata Manufacturing Co. Ltd.	119,800	16,152,397
Nabtesco Corp.	70,400	1,789,460
Nagoya Railroad Co. Ltd.	577,700	2,832,828
NEC Corp.	1,624,000	4,230,165
Nexon Co. Ltd.	105,400	1,473,140
NGK Insulators Ltd.	164,000	3,133,639
NGK Spark Plug Co. Ltd.	111,900	2,294,632
NH Foods Ltd.	111,000	2,858,319
Nidec Corp.	149,200	13,354,381
Nikon Corp.	213,200	3,130,772
Nintendo Co. Ltd.	70,900	17,212,950
Nippon Building Fund, Inc. REIT	883	4,916,490
Nippon Electric Glass Co. Ltd.	266,000	1,418,295
Nippon Express Co. Ltd.	522,000	2,696,578
Nippon Paint Holdings Co. Ltd. (a)	101,800	3,212,255
Nippon Prologis REIT, Inc. REIT	979	2,027,229
Nippon Steel & Sumitomo Metal Corp.	505,500	10,838,613
Nippon Telegraph & Telephone Corp.	432,900	17,500,656
Nippon Yusen KK	975,000	1,806,739
Nissan Chemical Industries Ltd.	77,100	2,564,272
Nissan Motor Co. Ltd.	1,510,400	13,948,146
Nisshin Seifun Group, Inc.	120,400	1,687,000
Nissin Foods Holdings Co. Ltd.	37,700	1,964,005
Nitori Holdings Co. Ltd.	50,300	5,249,613

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nitto Denko Corp.	103,300	$7,129,556
NOK Corp.	59,000	1,173,244
Nomura Holdings, Inc.	2,272,700	12,197,350
Nomura Real Estate Holdings, Inc.	74,200	1,201,157
Nomura Real Estate Master Fund, Inc. REIT	2,487	3,706,425
Nomura Research Institute Ltd.	73,610	2,496,454
NSK Ltd.	276,000	3,005,953
NTT Data Corp.	78,900	3,924,138
NTT DOCOMO, Inc.	867,092	19,887,675
Obayashi Corp.	406,300	3,863,943
Obic Co. Ltd.	40,100	1,763,061
Odakyu Electric Railway Co. Ltd.	184,450	3,606,614
Oji Holdings Corp.	509,600	2,089,091
Olympus Corp.	182,200	6,402,203
Omron Corp.	120,500	4,444,823
Ono Pharmaceutical Co. Ltd.	258,100	5,715,627
Oracle Corp. Japan	24,000	1,195,752
Oriental Land Co. Ltd.	136,500	7,775,626
ORIX Corp.	828,600	12,902,853
Osaka Gas Co. Ltd.	1,173,000	4,435,469
Otsuka Corp.	32,800	1,596,923
Otsuka Holdings Co. Ltd.	244,300	9,923,186
Panasonic Corp.	1,381,700	14,057,942
Park24 Co. Ltd.	63,900	1,815,262
Pola Orbis Holdings, Inc.	14,400	1,116,455
Rakuten, Inc.	582,400	5,742,294
Recruit Holdings Co. Ltd.	229,900	8,771,588
Resona Holdings, Inc.	1,381,800	6,644,187
Ricoh Co. Ltd.	419,500	3,377,121
Rinnai Corp.	21,000	1,786,023
Rohm Co. Ltd.	55,800	3,048,381
Ryohin Keikaku Co. Ltd.	15,300	2,999,685
Sankyo Co. Ltd.	28,100	887,911
Santen Pharmaceutical Co. Ltd.	233,300	2,846,788
SBI Holdings, Inc.	130,200	1,629,705
Secom Co. Ltd.	131,400	9,554,797
Sega Sammy Holdings, Inc.	113,100	1,690,494
Seibu Holdings, Inc.	103,500	1,855,500
Seiko Epson Corp.	174,100	3,489,457
Sekisui Chemical Co. Ltd.	255,500	3,868,065
Sekisui House Ltd.	377,500	6,170,403
Seven & i Holdings Co. Ltd.	471,500	18,278,069
Seven Bank Ltd.	372,800	1,062,303
Sharp Corp.*(a)	899,200	1,485,502
Shimadzu Corp.	148,000	2,254,832
Shimamura Co. Ltd.	13,900	1,654,805
Shimano, Inc.	46,500	7,637,210
Shimizu Corp.	353,000	3,252,148
Shin-Etsu Chemical Co. Ltd.	243,300	17,991,504
Shinsei Bank Ltd.	1,084,000	1,733,945
Shionogi & Co. Ltd.	186,700	8,828,696
Shiseido Co. Ltd.	237,800	6,046,591
Shizuoka Bank Ltd.	340,000	2,749,006
Showa Shell Sekiyu KK	114,400	1,020,955
SMC Corp.	36,000	10,233,119
SoftBank Group Corp.	601,100	35,265,794

	Number of Shares	Value
Japan (Continued)
Sohgo Security Services Co. Ltd.	45,700	$1,859,477
Sompo Holdings, Inc.	220,900	7,198,245
Sony Corp.	790,200	22,710,350
Sony Financial Holdings, Inc.	105,300	1,518,684
Stanley Electric Co. Ltd.	94,200	2,597,797
Start Today Co. Ltd.	106,800	1,640,205
Sumitomo Chemical Co. Ltd.	984,000	4,498,335
Sumitomo Corp.	743,500	8,870,919
Sumitomo Dainippon Pharma Co. Ltd.	96,000	1,568,323
Sumitomo Electric Industries Ltd.	472,000	6,611,424
Sumitomo Heavy Industries Ltd.	347,000	2,089,795
Sumitomo Metal Mining Co. Ltd.	317,000	4,233,871
Sumitomo Mitsui Financial Group, Inc.	840,700	30,907,602
Sumitomo Mitsui Trust Holdings, Inc.	207,600	7,530,615
Sumitomo Realty & Development Co. Ltd.	224,100	6,187,945
Sumitomo Rubber Industries Ltd.	103,400	1,707,291
Sundrug Co. Ltd.	23,200	1,614,195
Suntory Beverage & Food Ltd.	87,000	3,722,433
Suruga Bank Ltd.	108,900	2,452,999
Suzuken Co. Ltd.	48,710	1,456,127
Suzuki Motor Corp.	215,100	6,918,998
Sysmex Corp.	97,800	5,889,970
T&D Holdings, Inc.	362,500	4,527,883
Taiheiyo Cement Corp.	755,000	2,362,572
Taisei Corp.	659,000	4,769,477
Taisho Pharmaceutical Holdings Co. Ltd.	23,134	1,973,584
Taiyo Nippon Sanso Corp.	77,500	848,127
Takashimaya Co. Ltd.	190,000	1,576,067
Takeda Pharmaceutical Co. Ltd.	445,100	18,227,293
TDK Corp.	77,000	5,175,735
Teijin Ltd.	117,000	2,166,042
Terumo Corp.	213,900	7,525,436
THK Co. Ltd.	75,300	1,619,801
Tobu Railway Co. Ltd.	600,000	2,874,000
Toho Co. Ltd.	70,900	2,035,807
Toho Gas Co. Ltd.	234,300	1,855,477
Tohoku Electric Power Co., Inc.	283,200	3,299,730
Tokio Marine Holdings, Inc.	426,600	18,267,675
Tokyo Electric Power Co. Holdings, Inc.*	905,100	3,362,331
Tokyo Electron Ltd.	98,200	8,991,259
Tokyo Gas Co. Ltd.	1,241,400	5,411,356
Tokyo Tatemono Co. Ltd.	125,600	1,620,433
Tokyu Corp.	664,600	4,961,045
Tokyu Fudosan Holdings Corp.	311,500	1,783,423
TonenGeneral Sekiyu KK	184,000	1,751,462
Toppan Printing Co. Ltd.	336,000	3,045,601
Toray Industries, Inc.	918,200	7,459,246
Toshiba Corp.*	2,519,000	9,362,168
TOTO Ltd.	88,600	3,395,927
Toyo Seikan Group Holdings Ltd.	102,200	1,924,206
Toyo Suisan Kaisha Ltd.	57,600	2,039,072
Toyoda Gosei Co. Ltd.	40,800	880,871
Toyota Industries Corp.	101,900	4,774,127
Toyota Motor Corp.	1,671,200	97,126,951

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Toyota Tsusho Corp.	132,900	$3,321,193
Trend Micro, Inc.	70,200	2,521,935
Tsuruha Holdings, Inc.	23,400	2,388,987
Unicharm Corp.	252,500	5,373,115
United Urban Investment Corp. REIT	1,862	2,838,449
USS Co. Ltd.	133,900	2,143,009
West Japan Railway Co.	103,000	6,263,459
Yahoo Japan Corp.	891,100	3,240,222
Yakult Honsha Co. Ltd. (a)	55,200	2,422,132
Yamada Denki Co. Ltd.	382,900	2,044,945
Yamaguchi Financial Group, Inc. (a)	124,400	1,293,964
Yamaha Corp.	104,900	3,195,459
Yamaha Motor Co. Ltd.	174,200	4,006,120
Yamato Holdings Co. Ltd.	218,800	4,382,503
Yamazaki Baking Co. Ltd.	82,700	1,640,193
Yaskawa Electric Corp.	158,500	2,431,428
Yokogawa Electric Corp.	142,800	1,978,393
Yokohama Rubber Co. Ltd.	68,900	1,244,843

		1,819,020,544

Jersey Island — 0.1%
Randgold Resources Ltd.	58,637	4,181,911

Jordan — 0.0%
Hikma Pharmaceuticals PLC	90,092	1,917,427

Luxembourg — 0.3%
ArcelorMittal*	1,151,193	8,696,813
Eurofins Scientific SE	6,900	3,019,888
Millicom International Cellular SA SDR	41,371	1,746,744
RTL Group SA	24,218	1,645,540
SES SA FDR	227,985	4,928,040
Tenaris SA	295,532	4,720,218

		24,757,243

Macau — 0.1%
MGM China Holdings Ltd.	594,271	1,319,325
Sands China Ltd.	1,514,985	7,461,152
Wynn Macau Ltd.	975,174	1,807,904

		10,588,381

Mexico — 0.0%
Fresnillo PLC	138,354	2,077,309

Netherlands — 4.3%
ABN AMRO Group NV, 144A	176,487	3,815,814
Aegon NV	1,147,006	5,832,708
Akzo Nobel NV	154,968	9,650,906
Altice NV, Class A*(a)	231,277	3,983,181
Altice NV, Class B*	64,465	1,120,159
ASML Holding NV	230,519	23,850,079
Boskalis Westminster	56,985	1,778,649
Gemalto NV	50,633	2,582,281
Heineken Holding NV	63,091	4,432,612
Heineken NV	144,195	10,807,786
ING Groep NV	2,427,003	33,053,521
Koninklijke Ahold Delhaize NV	801,889	15,816,301
Koninklijke DSM NV	113,543	6,885,770
Koninklijke KPN NV	2,138,010	6,161,170
Koninklijke Philips NV	593,597	17,074,415

	Number of Shares	Value
Netherlands (Continued)
Koninklijke Vopak NV	44,002	$2,056,626
NN Group NV	197,251	6,340,681
NXP Semiconductors NV*	184,002	18,243,798
QIAGEN NV*	139,125	3,841,114
Randstad Holding NV	74,451	3,780,428
Royal Dutch Shell PLC, Class A	2,707,338	68,629,391
Royal Dutch Shell PLC, Class B	2,344,090	62,134,238
Wolters Kluwer NV	188,940	6,812,437

		318,684,065

New Zealand — 0.2%
Auckland International Airport Ltd.	596,183	2,598,745
Contact Energy Ltd.	447,807	1,490,544
Fletcher Building Ltd.	433,397	3,155,260
Mercury NZ Ltd.	409,683	873,314
Meridian Energy Ltd.	802,019	1,459,735
Ryman Healthcare Ltd.	234,691	1,454,322
Spark New Zealand Ltd.	1,118,169	2,878,511

		13,910,431

Norway — 0.7%
DNB ASA	611,624	9,008,733
Gjensidige Forsikring ASA	125,168	2,002,406
Marine Harvest ASA*	239,430	4,305,617
Norsk Hydro ASA	841,665	3,968,243
Orkla ASA	510,153	4,548,036
Schibsted ASA, Class A	44,747	966,031
Schibsted ASA, Class B	55,764	1,131,825
Statoil ASA	702,466	12,038,220
Telenor ASA	469,839	6,942,428
Yara International ASA	109,268	4,042,827

		48,954,366

Portugal — 0.2%
EDP — Energias de Portugal SA	1,449,332	4,188,874
Galp Energia SGPS SA	313,711	4,244,190
Jeronimo Martins SGPS SA	153,835	2,430,956

		10,864,020

Singapore — 1.3%
Ascendas Real Estate Investment Trust REIT	1,498,200	2,456,323
CapitaLand Commercial Trust REIT	1,295,500	1,382,855
CapitaLand Ltd.	1,605,000	3,448,844
CapitaLand Mall Trust REIT	1,552,000	2,111,417
City Developments Ltd.	249,200	1,467,365
ComfortDelGro Corp. Ltd.	1,349,400	2,372,406
DBS Group Holdings Ltd.	1,109,000	13,578,644
Genting Singapore PLC	3,784,400	2,561,041
Global Logistic Properties Ltd.	1,667,400	2,396,375
Golden Agri-Resources Ltd.	4,198,200	1,259,445
Hutchison Port Holdings Trust, Class U	3,271,009	1,373,824
Jardine Cycle & Carriage Ltd.	59,300	1,661,070
Keppel Corp. Ltd.	910,100	3,460,456
Oversea-Chinese Banking Corp. Ltd.	1,968,400	12,469,440
SATS Ltd.	422,000	1,416,137
Sembcorp Industries Ltd.	582,200	1,096,690

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
Singapore Airlines Ltd.	331,700	$2,314,159
Singapore Exchange Ltd.	503,000	2,561,761
Singapore Press Holdings Ltd. (a)	1,001,700	2,620,696
Singapore Technologies Engineering Ltd.	953,700	2,248,932
Singapore Telecommunications Ltd.	4,989,000	13,156,884
StarHub Ltd.	379,300	762,119
Suntec Real Estate Investment Trust REIT	1,506,200	1,781,148
United Overseas Bank Ltd.	810,800	11,545,281
UOL Group Ltd.	302,600	1,245,572
Wilmar International Ltd.	1,202,200	2,952,345

		95,701,229

South Africa — 0.1%
Investec PLC	410,819	2,672,896
Mediclinic International PLC	230,699	2,047,983
Mondi PLC	229,835	4,696,027

		9,416,906

Spain — 2.9%
Abertis Infraestructuras SA (a)	402,885	5,382,304
ACS Actividades de Construccion y Servicios SA	118,158	3,479,508
Aena SA, 144A	42,244	5,601,014
Amadeus IT Group SA	274,634	12,446,186
Banco Bilbao Vizcaya Argentaria SA	4,117,142	25,422,053
Banco de Sabadell SA	3,309,430	4,128,326
Banco Popular Espanol SA	2,101,262	1,841,747
Banco Santander SA	9,137,575	41,769,060
Bankia SA	2,883,220	2,569,911
Bankinter SA	421,912	3,171,282
CaixaBank SA	2,062,644	5,996,452
Distribuidora Internacional de Alimentacion SA	389,560	1,777,840
Enagas SA	141,939	3,497,591
Endesa SA	198,784	4,109,336
Ferrovial SA	307,573	5,452,035
Gas Natural SDG SA	219,196	3,751,884
Grifols SA	186,683	3,660,334
Iberdrola SA	3,384,418	20,370,428
Industria de Diseno Textil SA	682,687	23,352,435
Mapfre SA	674,561	2,023,261
Red Electrica Corp. SA	270,905	4,823,592
Repsol SA	687,948	9,186,931
Telefonica SA (a)	2,914,421	24,253,636
Zardoya Otis SA	110,902	866,266

		218,933,412

Sweden — 2.8%
Alfa Laval AB	183,759	2,757,541
Assa Abloy AB, Class B	627,282	11,861,689
Atlas Copco AB, Class A	420,263	12,713,425
Atlas Copco AB, Class B	244,216	6,564,291
Boliden AB	171,175	4,420,988
Electrolux AB, Series B	150,566	3,521,391
Getinge AB, Class B	125,259	1,914,984
Hennes & Mauritz AB, Class B	594,199	17,260,042

	Number of Shares	Value
Sweden (Continued)
Hexagon AB, Class B	161,793	$5,731,207
Husqvarna AB, Class B	260,591	1,928,410
ICA Gruppen AB (a)	50,354	1,493,236
Industrivarden AB, Class C	102,735	1,760,000
Investor AB, Class B	285,061	9,627,933
Kinnevik AB, Class B	143,854	3,525,069
L E Lundbergforetagen AB, Class B	23,700	1,365,805
Lundin Petroleum AB*	117,165	2,207,928
Nordea Bank AB	1,900,978	19,972,760
Sandvik AB	667,292	7,900,885
Securitas AB, Class B	191,342	2,811,168
Skandinaviska Enskilda Banken AB, Class A	950,665	9,472,840
Skanska AB, Class B	212,819	4,891,966
SKF AB, Class B	249,148	4,484,383
Svenska Cellulosa AB SCA, Class B	380,664	10,153,461
Svenska Handelsbanken AB, Class A	952,700	13,222,188
Swedbank AB, Class A	566,767	13,083,304
Swedish Match AB	118,128	3,686,217
Tele2 AB, Class B (a)	221,157	1,689,347
Telefonaktiebolaget LM Ericsson, Class B	1,920,962	9,891,409
Telia Co. AB	1,625,974	6,110,537
Volvo AB, Class B	964,920	10,315,860

		206,340,264

Switzerland — 9.1%
ABB Ltd.*	1,196,706	24,388,461
Actelion Ltd.*	62,777	12,102,185
Adecco Group AG	101,302	6,242,323
Aryzta AG*	54,586	2,325,824
Baloise Holding AG	31,292	3,770,306
Barry Callebaut AG*(a)	1,374	1,631,177
Chocoladefabriken Lindt & Spruengli AG	65	3,779,040
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	631	3,109,383
Cie Financiere Richemont SA	326,690	21,351,973
Coca-Cola HBC AG CDI*	113,291	2,409,753
Credit Suisse Group AG*	1,242,552	16,523,363
Dufry AG*	28,657	3,545,835
EMS-Chemie Holding AG	4,986	2,557,489
Galenica AG	2,440	2,579,915
Geberit AG	23,086	9,139,486
Givaudan SA	5,778	10,297,763
Glencore PLC*	7,657,532	26,760,115
Julius Baer Group Ltd.*	140,069	6,189,928
Kuehne + Nagel International AG	33,795	4,414,258
LafargeHolcim Ltd.*	284,872	15,088,381
Lonza Group AG*	33,119	5,915,620
Nestle SA	1,947,726	131,036,155
Novartis AG	1,397,539	96,564,488
Pargesa Holding SA	21,745	1,379,515
Partners Group Holding AG	10,861	5,277,205
Roche Holding AG	439,695	98,041,562
Schindler Holding AG	12,594	2,209,865
Schindler Holding AG Participation Certificates	27,013	4,798,414

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Switzerland (Continued)
SGS SA	3,426	$6,884,349
Sika AG	1,346	6,530,754
Sonova Holding AG	33,358	4,032,358
STMicroelectronics NV	398,907	4,068,849
Swatch Group AG — Bearer (a)	19,301	5,674,308
Swatch Group AG — Registered	31,053	1,786,762
Swiss Life Holding AG*	20,077	5,521,323
Swiss Prime Site AG*	44,734	3,660,735
Swiss Re AG	203,860	18,767,873
Swisscom AG	16,209	6,927,127
Syngenta AG	57,939	22,162,366
UBS Group AG	2,289,189	36,408,170
Wolseley PLC	157,954	9,180,040
Zurich Insurance Group AG*	94,208	24,694,042

		679,728,838

United Kingdom — 15.6%
3i Group PLC	608,782	5,248,186
Aberdeen Asset Management PLC	577,366	1,936,040
Admiral Group PLC	132,350	3,147,997
Anglo American PLC*	877,581	13,011,692
Ashtead Group PLC	313,749	6,151,479
Associated British Foods PLC	222,959	7,113,665
AstraZeneca PLC	791,452	41,091,176
Auto Trader Group PLC, 144A	620,754	3,104,430
Aviva PLC	2,539,800	14,204,805
Babcock International Group PLC	158,212	1,890,475
BAE Systems PLC	1,986,492	14,925,471
Barclays PLC	10,586,223	28,603,717
Barratt Developments PLC	628,155	3,687,678
Berkeley Group Holdings PLC	81,673	2,531,237
BP PLC	11,755,738	67,579,718
British American Tobacco PLC	1,166,778	64,139,724
British Land Co. PLC REIT	612,152	4,530,459
BT Group PLC	5,281,161	23,596,494
Bunzl PLC	209,990	5,412,452
Burberry Group PLC	277,618	4,963,729
Capita PLC	417,463	2,739,629
Centrica PLC	3,421,694	9,003,444
CNH Industrial NV	639,054	5,445,502
Cobham PLC	1,068,856	2,197,278
Coca-Cola European Partners PLC	135,836	4,513,326
Compass Group PLC	1,028,208	17,637,891
Croda International PLC	82,140	3,352,485
Diageo PLC	1,575,829	39,532,264
Direct Line Insurance Group PLC	860,535	3,738,320
Dixons Carphone PLC	612,539	2,542,953
easyJet PLC	94,133	1,166,018
Fiat Chrysler Automobiles NV	564,696	4,363,013
G4S PLC	971,056	2,965,789
GKN PLC	1,072,849	4,159,953
GlaxoSmithKline PLC	3,050,859	57,086,942
Hammerson PLC REIT	495,591	3,376,366
Hargreaves Lansdown PLC	163,267	2,404,380
HSBC Holdings PLC	12,449,370	98,943,231
ICAP PLC	347,011	2,114,030
IMI PLC	170,206	2,065,736
Imperial Brands PLC	600,003	25,772,435

	Number of Shares	Value
United Kingdom (Continued)
Inmarsat PLC	282,326	$2,509,823
InterContinental Hotels Group PLC	117,434	4,820,902
International Consolidated Airlines Group SA	530,832	2,879,960
Intertek Group PLC	101,002	4,156,445
Intu Properties PLC REIT	589,105	1,983,511
ITV PLC	2,267,350	4,766,022
J Sainsbury PLC (a)	1,026,420	2,966,643
Johnson Matthey PLC	121,121	4,743,425
Kingfisher PLC	1,408,188	6,221,378
Land Securities Group PLC REIT	494,839	6,005,703
Legal & General Group PLC	3,725,182	10,990,552
Lloyds Banking Group PLC	40,201,942	29,109,097
London Stock Exchange Group PLC	197,313	6,784,231
Marks & Spencer Group PLC	1,016,793	4,181,773
Meggitt PLC	485,206	2,867,902
Merlin Entertainments PLC, 144A	444,184	2,422,024
National Grid PLC	2,356,092	26,920,701
Next PLC	87,583	5,374,010
Old Mutual PLC	3,085,185	7,330,514
Pearson PLC	514,510	5,121,088
Persimmon PLC	192,944	4,104,010
Petrofac Ltd.	162,365	1,614,041
Provident Financial PLC	92,403	3,370,178
Prudential PLC	1,614,080	31,272,636
Reckitt Benckiser Group PLC	395,737	33,486,848
RELX NV	622,614	10,056,530
RELX PLC	682,046	11,733,960
Rio Tinto Ltd.	265,478	11,321,421
Rio Tinto PLC	774,241	28,965,136
Rolls-Royce Holdings PLC*	52,461,252	65,640
Rolls-Royce Holdings PLC*	1,150,770	9,740,574
Royal Bank of Scotland Group PLC*	2,207,136	5,365,746
Royal Mail PLC	563,259	3,302,468
RSA Insurance Group PLC	637,802	4,313,301
Sage Group PLC	675,599	5,557,929
Schroders PLC	84,872	2,936,215
Segro PLC REIT	506,316	2,648,050
Severn Trent PLC	147,490	4,035,892
Sky PLC	645,501	6,307,775
Smith & Nephew PLC	558,259	7,872,051
Smiths Group PLC	247,300	4,365,956
SSE PLC	630,624	11,638,332
St James’s Place PLC	329,922	3,880,318
Standard Chartered PLC*	2,054,742	16,482,053
Standard Life PLC	1,236,334	5,346,109
Tate & Lyle PLC	292,051	2,477,517
Taylor Wimpey PLC	2,043,356	3,791,521
Tesco PLC*	5,115,799	13,358,698
Travis Perkins PLC	156,466	2,627,246
Unilever NV	1,019,494	40,924,332
Unilever PLC	803,245	32,120,554
United Utilities Group PLC	426,755	4,714,846
Vodafone Group PLC	16,652,522	40,400,436
Weir Group PLC	135,511	3,065,499
Whitbread PLC	114,650	4,969,128
William Hill PLC	544,043	2,050,976

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Wm Morrison Supermarkets PLC	1,388,422	$3,778,409
Worldpay Group PLC, 144A	1,126,519	3,794,389
WPP PLC	803,364	17,178,398

		1,159,182,431

United States — 0.5%
Carnival PLC	119,185	6,030,606
Shire PLC	563,384	32,848,735

		38,879,341

TOTAL COMMON STOCKS (Cost $8,511,084,099)		7,348,470,948

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	34,302	2,462,685
FUCHS PETROLUB SE	43,496	1,723,650
Henkel AG & Co. KGaA	111,502	12,916,567
Porsche Automobil Holding SE	95,832	4,857,975
Schaeffler AG	103,890	1,346,618
Volkswagen AG	116,147	14,993,381

		38,300,876

TOTAL PREFERRED STOCKS (Cost $57,247,353)		38,300,876

	Number of Shares	Value
RIGHTS — 0.0%
Australia — 0.0%
Boral Ltd.*, expires 12/09/16	195,873	$33,991

Spain — 0.0%
CaixaBank SA*, expires 12/06/16	1,993,622	82,405

TOTAL RIGHTS (Cost $84,733)		116,396

SECURITIES LENDING COLLATERAL — 1.6%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (d)(e) (Cost $116,574,890)	116,574,890	116,574,890

TOTAL INVESTMENTS — 100.7% (Cost $8,684,991,075)†		$7,503,463,110
Other assets and liabilities, net — (0.7%)		(48,960,904)

NET ASSETS — 100.0%		$7,454,502,206

*	Non-income producing security.
†	The cost for federal income tax purposes was $8,776,337,698. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $1,272,874,588. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $170,625,236 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,443,499,824.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $93,140,858, which is 1.2% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
FDR:	Fiduciary Depository Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index	USD	120	$9,810,600	12/16/2016	$(413,640)

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/5/2016	AUD	173,668,900	USD	132,037,686	$3,809,441
Bank of Montreal	12/5/2016	AUD	2,757,000	USD	2,094,606	58,978
Canadian Imperial Bank of Commerce	12/5/2016	AUD	74,114,300	USD	56,347,991	1,625,777
JP Morgan & Chase Co.	12/5/2016	AUD	95,918,579	USD	72,915,098	2,093,718
RBC Capital Markets	12/5/2016	AUD	8,356,500	USD	6,173,398	3,385
State Street Bank & Trust Co.	12/5/2016	AUD	171,842,579	USD	130,657,584	3,777,801
The Bank of Nova Scotia	12/5/2016	AUD	215,870,900	USD	164,115,852	4,727,805
The Bank of Nova Scotia	12/5/2016	AUD	22,331,500	USD	17,081,141	592,702
Bank of Montreal	12/5/2016	CHF	3,116,000	USD	3,153,687	87,590
Bank of Montreal	12/5/2016	CHF	170,742,800	USD	172,943,506	4,935,173
Canadian Imperial Bank of Commerce	12/5/2016	CHF	71,013,500	USD	71,923,330	2,047,120
JP Morgan & Chase Co.	12/5/2016	CHF	113,566,913	USD	115,023,688	3,275,563
RBC Capital Markets	12/5/2016	CHF	78,982,900	USD	80,001,236	2,283,257
State Street Bank & Trust Co.	12/5/2016	CHF	153,595,482	USD	155,584,159	4,448,528
The Bank of New York Mellon	12/5/2016	CHF	1,337,000	USD	1,312,393	(3,195)
The Bank of Nova Scotia	12/5/2016	CHF	23,631,600	USD	24,178,765	925,629
The Bank of Nova Scotia	12/5/2016	CHF	67,642,400	USD	68,506,264	1,947,166
Bank of Montreal	12/5/2016	DKK	297,139,600	USD	43,847,371	1,508,805
Bank of Montreal	12/5/2016	DKK	2,754,000	USD	406,663	14,254
Canadian Imperial Bank of Commerce	12/5/2016	DKK	106,382,300	USD	15,696,277	538,169
JP Morgan & Chase Co.	12/5/2016	DKK	248,808,596	USD	36,712,627	1,260,607
RBC Capital Markets	12/5/2016	DKK	99,010,600	USD	14,610,057	502,322
State Street Bank & Trust Co.	12/5/2016	DKK	110,150,596	USD	16,254,645	559,604
The Bank of New York Mellon	12/5/2016	DKK	34,531,400	USD	5,095,118	174,839
The Bank of Nova Scotia	12/5/2016	DKK	26,932,300	USD	4,003,940	166,434
Bank of Montreal	12/5/2016	EUR	62,394,748	USD	68,486,160	2,336,859
Canadian Imperial Bank of Commerce	12/5/2016	EUR	719,146,397	USD	789,335,085	26,914,638
JP Morgan & Chase Co.	12/5/2016	EUR	347,215,926	USD	381,071,215	12,961,852
RBC Capital Markets	12/5/2016	EUR	6,340,000	USD	6,963,374	241,870
RBC Capital Markets	12/5/2016	EUR	215,723,000	USD	236,774,976	8,071,020
RBC Capital Markets	12/5/2016	EUR	67,057,000	USD	73,600,959	2,508,858
State Street Bank & Trust Co.	12/5/2016	EUR	463,929,401	USD	509,201,952	17,355,976
The Bank of New York Mellon	12/5/2016	EUR	5,747,200	USD	6,096,400	3,367
The Bank of Nova Scotia	12/5/2016	EUR	66,480,900	USD	73,485,328	3,003,993
The Bank of Nova Scotia	12/5/2016	EUR	121,900	USD	134,623	5,387
The Bank of Nova Scotia	12/5/2016	EUR	174,932,512	USD	191,991,930	6,532,997
Bank of Montreal	12/5/2016	GBP	36,006,827	USD	43,984,896	(1,075,183)
Canadian Imperial Bank of Commerce	12/5/2016	GBP	165,012,400	USD	201,581,623	(4,920,097)
JP Morgan & Chase Co.	12/5/2016	GBP	158,692,071	USD	193,856,647	(4,735,614)
RBC Capital Markets	12/5/2016	GBP	112,465,192	USD	137,391,977	(3,350,510)
State Street Bank & Trust Co.	12/5/2016	GBP	13,964,000	USD	17,058,297	(416,693)
State Street Bank & Trust Co.	12/5/2016	GBP	361,482,631	USD	441,583,929	(10,786,834)
State Street Bank & Trust Co.	12/5/2016	GBP	5,827,000	USD	7,130,809	(161,283)
The Bank of New York Mellon	12/5/2016	GBP	1,238,000	USD	1,512,106	(37,167)
The Bank of Nova Scotia	12/5/2016	GBP	236,263,000	USD	288,604,705	(7,062,263)
The Bank of Nova Scotia	12/5/2016	GBP	35,874,800	USD	43,967,079	(927,777)
Bank of Montreal	12/5/2016	HKD	36,645,000	USD	4,726,043	1,468
Bank of Montreal	12/5/2016	HKD	933,028,400	USD	120,331,077	37,378
Canadian Imperial Bank of Commerce	12/5/2016	HKD	420,840,398	USD	54,276,424	18,217
JP Morgan & Chase Co.	12/5/2016	HKD	315,204,270	USD	40,649,542	10,813
RBC Capital Markets	12/5/2016	HKD	20,416,000	USD	2,631,903	(296)
State Street Bank & Trust Co.	12/5/2016	HKD	24,692,440	USD	3,184,895	1,342
State Street Bank & Trust Co.	12/5/2016	HKD	1,365,060	USD	175,983	(12)
The Bank of New York Mellon	12/5/2016	HKD	214,326,800	USD	27,641,874	9,099
The Bank of Nova Scotia	12/5/2016	HKD	57,189,500	USD	7,376,054	2,713
Bank of Montreal	12/5/2016	ILS	707,000	USD	184,367	(189)

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/5/2016	ILS	153,356,100	USD	39,959,815	$(72,217)
Canadian Imperial Bank of Commerce	12/5/2016	ILS	13,568,900	USD	3,539,116	(2,906)
JP Morgan & Chase Co.	12/5/2016	ILS	2,843,302	USD	741,693	(521)
RBC Capital Markets	12/5/2016	ILS	19,278,900	USD	5,023,214	(9,344)
State Street Bank & Trust Co.	12/5/2016	ILS	11,352,322	USD	2,960,768	(2,639)
The Bank of Nova Scotia	12/5/2016	ILS	77,808,900	USD	20,292,592	(18,621)
The Bank of Nova Scotia	12/5/2016	ILS	10,025,800	USD	2,611,953	(5,179)
Bank of Montreal	12/5/2016	JPY	12,143,300,500	USD	115,679,816	9,500,412
Canadian Imperial Bank of Commerce	12/5/2016	JPY	7,629,161,500	USD	72,666,640	5,958,266
Canadian Imperial Bank of Commerce	12/5/2016	JPY	590,768,000	USD	5,639,790	474,193
Canadian Imperial Bank of Commerce	12/5/2016	JPY	5,649,810,000	USD	53,813,608	4,412,421
JP Morgan & Chase Co.	12/5/2016	JPY	31,146,415,327	USD	296,691,583	24,351,470
RBC Capital Markets	12/5/2016	JPY	37,403,076,700	USD	356,304,613	29,257,084
State Street Bank & Trust Co.	12/5/2016	JPY	44,184,853,500	USD	420,936,229	34,589,747
The Bank of New York Mellon	12/5/2016	JPY	34,082,853,200	USD	324,651,164	26,635,229
The Bank of Nova Scotia	12/5/2016	JPY	18,737,391,667	USD	178,467,411	14,630,151
The Bank of Nova Scotia	12/5/2016	JPY	10,359,716,100	USD	100,435,453	9,851,473
Bank of Montreal	12/5/2016	NOK	25,256,600	USD	3,060,870	94,197
Bank of Montreal	12/5/2016	NOK	882,000	USD	106,701	3,100
Bank of Montreal	12/5/2016	NOK	8,728,000	USD	1,057,754	32,552
Canadian Imperial Bank of Commerce	12/5/2016	NOK	31,654,700	USD	3,836,306	118,103
JP Morgan & Chase Co.	12/5/2016	NOK	67,730,819	USD	8,208,648	252,897
RBC Capital Markets	12/5/2016	NOK	121,008,800	USD	14,665,511	451,659
State Street Bank & Trust Co.	12/5/2016	NOK	97,268,319	USD	11,787,760	362,496
The Bank of New York Mellon	12/5/2016	NOK	44,420,300	USD	5,383,417	165,751
The Bank of Nova Scotia	12/5/2016	NOK	12,985,400	USD	1,581,897	56,615
The Bank of Nova Scotia	12/5/2016	NOK	3,988,600	USD	483,371	14,864
Bank of Montreal	12/5/2016	NZD	30,000	USD	21,425	182
Bank of Montreal	12/5/2016	NZD	12,897,800	USD	9,215,414	82,782
Canadian Imperial Bank of Commerce	12/5/2016	NZD	1,211,100	USD	865,331	7,779
JP Morgan & Chase Co.	12/5/2016	NZD	218,480	USD	156,093	1,393
RBC Capital Markets	12/5/2016	NZD	1,743,500	USD	1,245,696	11,164
State Street Bank & Trust Co.	12/5/2016	NZD	2,842,080	USD	2,030,652	18,241
The Bank of Nova Scotia	12/5/2016	NZD	186,100	USD	133,389	1,616
The Bank of Nova Scotia	12/5/2016	NZD	1,472,900	USD	1,052,328	9,402
Bank of Montreal	12/5/2016	SEK	28,505,000	USD	3,164,190	72,361
Bank of Montreal	12/5/2016	SEK	4,553,000	USD	504,941	11,094
Bank of Montreal	12/5/2016	SEK	177,781,700	USD	19,734,608	451,303
Canadian Imperial Bank of Commerce	12/5/2016	SEK	305,781,400	USD	33,941,958	775,012
JP Morgan & Chase Co.	12/5/2016	SEK	344,122,158	USD	38,198,450	872,829
RBC Capital Markets	12/5/2016	SEK	241,666,300	USD	26,826,713	614,089
State Street Bank & Trust Co.	12/5/2016	SEK	527,481,858	USD	58,552,735	1,338,784
The Bank of New York Mellon	12/5/2016	SEK	5,585,300	USD	604,918	(898)
The Bank of Nova Scotia	12/5/2016	SEK	214,099,500	USD	23,764,145	541,587
The Bank of Nova Scotia	12/5/2016	SEK	60,803,300	USD	6,804,004	208,901
Bank of Montreal	12/5/2016	SGD	24,462,800	USD	17,577,677	510,627
Bank of Montreal	12/5/2016	SGD	97,000	USD	69,690	2,015
Canadian Imperial Bank of Commerce	12/5/2016	SGD	21,847,900	USD	15,698,488	455,785
JP Morgan & Chase Co.	12/5/2016	SGD	33,668,416	USD	24,190,730	701,165
RBC Capital Markets	12/5/2016	SGD	14,619,900	USD	10,505,353	305,434
State Street Bank & Trust Co.	12/5/2016	SGD	36,037,468	USD	25,899,107	756,717
The Bank of Nova Scotia	12/5/2016	SGD	3,318,900	USD	2,397,824	82,315
Bank of Montreal	12/5/2016	USD	14,278,134	AUD	18,780,000	(411,941)
Bank of Montreal	12/5/2016	USD	116,471,707	AUD	157,645,900	(74,027)
Bank of Montreal	12/5/2016	USD	18,047,656	CHF	17,818,000	(515,014)
Bank of Montreal	12/5/2016	USD	153,212,573	CHF	156,040,800	329,215
Bank of Montreal	12/5/2016	USD	36,025,430	DKK	252,607,600	(32,101)

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Bank of Montreal	12/5/2016	USD	6,977,753	DKK	47,286,000	$(240,107)
Bank of Montreal	12/5/2016	USD	66,197,802	EUR	62,394,748	(48,500)
Bank of Montreal	12/5/2016	USD	44,990,214	GBP	36,006,827	69,865
Bank of Montreal	12/5/2016	USD	113,006,885	HKD	876,512,600	332
Bank of Montreal	12/5/2016	USD	12,000,000	HKD	93,040,800	(4,414)
Bank of Montreal	12/5/2016	USD	15,477	HKD	120,000	(5)
Bank of Montreal	12/5/2016	USD	28,360,023	ILS	108,718,100	19,719
Bank of Montreal	12/5/2016	USD	10,000,000	ILS	38,106,000	(52,821)
Bank of Montreal	12/5/2016	USD	1,886,258	ILS	7,239,000	3,409
Bank of Montreal	12/5/2016	USD	106,587,357	JPY	12,143,300,500	(407,952)
Bank of Montreal	12/5/2016	USD	4,095,791	NOK	34,866,600	(315)
Bank of Montreal	12/5/2016	USD	8,461,478	NZD	11,938,800	(7,892)
Bank of Montreal	12/5/2016	USD	706,636	NZD	989,000	(6,348)
Bank of Montreal	12/5/2016	USD	22,843,108	SEK	210,839,700	25,872
Bank of Montreal	12/5/2016	USD	2,397,792	SGD	3,337,000	(69,655)
Bank of Montreal	12/5/2016	USD	14,817,614	SGD	21,222,800	(11,026)
Canadian Imperial Bank of Commerce	12/5/2016	USD	3,695,823	AUD	4,790,500	(158,762)
Canadian Imperial Bank of Commerce	12/5/2016	USD	2,938,581	AUD	3,784,500	(144,299)
Canadian Imperial Bank of Commerce	12/5/2016	USD	46,302,678	AUD	62,671,800	(29,022)
Canadian Imperial Bank of Commerce	12/5/2016	USD	982,891	AUD	1,314,500	(12,331)
Canadian Imperial Bank of Commerce	12/5/2016	USD	1,171,141	AUD	1,553,000	(24,485)
Canadian Imperial Bank of Commerce	12/5/2016	USD	1,127,189	CHF	1,142,000	(3,478)
Canadian Imperial Bank of Commerce	12/5/2016	USD	3,452,240	CHF	3,372,500	(133,751)
Canadian Imperial Bank of Commerce	12/5/2016	USD	4,415,990	CHF	4,295,500	(189,283)
Canadian Imperial Bank of Commerce	12/5/2016	USD	1,394,798	CHF	1,377,000	(39,850)
Canadian Imperial Bank of Commerce	12/5/2016	USD	59,723,409	CHF	60,826,500	128,947
Canadian Imperial Bank of Commerce	12/5/2016	USD	206,380	DKK	1,447,000	(201)
Canadian Imperial Bank of Commerce	12/5/2016	USD	639,779	DKK	4,317,500	(24,591)
Canadian Imperial Bank of Commerce	12/5/2016	USD	827,111	DKK	5,566,500	(33,957)
Canadian Imperial Bank of Commerce	12/5/2016	USD	13,312,565	DKK	93,353,300	(10,923)
Canadian Imperial Bank of Commerce	12/5/2016	USD	247,698	DKK	1,698,000	(5,755)
Canadian Imperial Bank of Commerce	12/5/2016	USD	15,118,521	EUR	13,674,000	(621,700)
Canadian Imperial Bank of Commerce	12/5/2016	USD	3,787,012	EUR	3,569,000	(3,251)
Canadian Imperial Bank of Commerce	12/5/2016	USD	4,701,734	EUR	4,331,000	(110,119)
Canadian Imperial Bank of Commerce	12/5/2016	USD	728,678,197	EUR	686,821,897	(527,350)
Canadian Imperial Bank of Commerce	12/5/2016	USD	11,854,308	EUR	10,750,500	(456,905)
Canadian Imperial Bank of Commerce	12/5/2016	USD	2,356,040	GBP	1,897,500	18,551
Canadian Imperial Bank of Commerce	12/5/2016	USD	184,837,161	GBP	147,928,900	285,729
Canadian Imperial Bank of Commerce	12/5/2016	USD	7,083,255	GBP	5,723,500	79,314
Canadian Imperial Bank of Commerce	12/5/2016	USD	8,949,897	GBP	7,211,000	74,176
Canadian Imperial Bank of Commerce	12/5/2016	USD	2,837,588	GBP	2,251,500	(19,990)
Canadian Imperial Bank of Commerce	12/5/2016	USD	1,297,490	HKD	10,058,500	(665)
Canadian Imperial Bank of Commerce	12/5/2016	USD	427,299	HKD	3,314,000	(31)
Canadian Imperial Bank of Commerce	12/5/2016	USD	517,177	HKD	4,011,500	19
Canadian Imperial Bank of Commerce	12/5/2016	USD	50,381,161	HKD	390,771,398	303
Canadian Imperial Bank of Commerce	12/5/2016	USD	1,636,044	HKD	12,685,000	(589)
Canadian Imperial Bank of Commerce	12/5/2016	USD	85,070	ILS	326,500	160
Canadian Imperial Bank of Commerce	12/5/2016	USD	90,818	ILS	346,000	(498)
Canadian Imperial Bank of Commerce	12/5/2016	USD	114,630	ILS	437,000	(556)
Canadian Imperial Bank of Commerce	12/5/2016	USD	3,216,000	ILS	12,341,400	5,596
Canadian Imperial Bank of Commerce	12/5/2016	USD	30,726	ILS	118,000	77
Canadian Imperial Bank of Commerce	12/5/2016	USD	3,852,595	JPY	411,018,000	(258,709)
Canadian Imperial Bank of Commerce	12/5/2016	USD	3,257,400	JPY	365,058,500	(65,378)
Canadian Imperial Bank of Commerce	12/5/2016	USD	9,664,869	JPY	1,014,903,000	(790,692)
Canadian Imperial Bank of Commerce	12/5/2016	USD	94,770,762	JPY	10,797,185,500	(361,608)
Canadian Imperial Bank of Commerce	12/5/2016	USD	12,275,030	JPY	1,281,574,500	(1,069,113)
Canadian Imperial Bank of Commerce	12/5/2016	USD	259,471	NOK	2,138,500	(8,280)

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	12/5/2016	USD	102,260	NOK	861,000	$(1,126)
Canadian Imperial Bank of Commerce	12/5/2016	USD	85,745	NOK	733,000	354
Canadian Imperial Bank of Commerce	12/5/2016	USD	326,785	NOK	2,689,500	(10,873)
Canadian Imperial Bank of Commerce	12/5/2016	USD	2,964,110	NOK	25,232,700	(244)
Canadian Imperial Bank of Commerce	12/5/2016	USD	27,765	NZD	39,000	(150)
Canadian Imperial Bank of Commerce	12/5/2016	USD	642,544	NZD	906,600	(601)
Canadian Imperial Bank of Commerce	12/5/2016	USD	94,489	NZD	129,000	(3,147)
Canadian Imperial Bank of Commerce	12/5/2016	USD	24,036	NZD	34,000	39
Canadian Imperial Bank of Commerce	12/5/2016	USD	75,783	NZD	102,500	(3,205)
Canadian Imperial Bank of Commerce	12/5/2016	USD	433,254	SEK	3,935,500	(6,385)
Canadian Imperial Bank of Commerce	12/5/2016	USD	1,364,753	SEK	12,304,000	(30,185)
Canadian Imperial Bank of Commerce	12/5/2016	USD	29,949,684	SEK	276,453,400	36,165
Canadian Imperial Bank of Commerce	12/5/2016	USD	362,035	SEK	3,333,500	(463)
Canadian Imperial Bank of Commerce	12/5/2016	USD	1,082,116	SEK	9,755,000	(24,028)
Canadian Imperial Bank of Commerce	12/5/2016	USD	603,580	SGD	838,500	(18,581)
Canadian Imperial Bank of Commerce	12/5/2016	USD	13,853,920	SGD	19,842,900	(10,052)
Canadian Imperial Bank of Commerce	12/5/2016	USD	481,022	SGD	667,000	(15,674)
Canadian Imperial Bank of Commerce	12/5/2016	USD	162,824	SGD	232,000	(964)
Canadian Imperial Bank of Commerce	12/5/2016	USD	189,332	SGD	267,500	(2,705)
JP Morgan & Chase Co.	12/5/2016	USD	1,171,052	AUD	1,553,000	(24,396)
JP Morgan & Chase Co.	12/5/2016	USD	69,711,911	AUD	94,365,579	(37,187)
JP Morgan & Chase Co.	12/5/2016	USD	1,394,916	CHF	1,377,000	(39,969)
JP Morgan & Chase Co.	12/5/2016	USD	110,151,234	CHF	112,189,913	241,944
JP Morgan & Chase Co.	12/5/2016	USD	247,679	DKK	1,698,000	(5,736)
JP Morgan & Chase Co.	12/5/2016	USD	35,237,859	DKK	247,110,596	(27,782)
JP Morgan & Chase Co.	12/5/2016	USD	349,437,266	EUR	329,376,585	(240,712)
JP Morgan & Chase Co.	12/5/2016	USD	4,701,383	EUR	4,331,000	(109,768)
JP Morgan & Chase Co.	12/5/2016	USD	15,000,000	EUR	13,508,341	(678,805)
JP Morgan & Chase Co.	12/5/2016	USD	2,837,361	GBP	2,251,500	(19,762)
JP Morgan & Chase Co.	12/5/2016	USD	195,464,672	GBP	156,440,571	309,992
JP Morgan & Chase Co.	12/5/2016	USD	517,151	HKD	4,011,500	45
JP Morgan & Chase Co.	12/5/2016	USD	40,119,481	HKD	311,192,770	2,052
JP Morgan & Chase Co.	12/5/2016	USD	85,070	ILS	326,500	159
JP Morgan & Chase Co.	12/5/2016	USD	655,824	ILS	2,516,802	1,161
JP Morgan & Chase Co.	12/5/2016	USD	3,852,216	JPY	411,018,000	(258,330)
JP Morgan & Chase Co.	12/5/2016	USD	269,738,886	JPY	30,735,397,327	(992,659)
JP Morgan & Chase Co.	12/5/2016	USD	7,855,009	NOK	66,869,819	(393)
JP Morgan & Chase Co.	12/5/2016	USD	102,258	NOK	861,000	(1,124)
JP Morgan & Chase Co.	12/5/2016	USD	27,763	NZD	39,000	(148)
JP Morgan & Chase Co.	12/5/2016	USD	127,193	NZD	179,480	(108)
JP Morgan & Chase Co.	12/5/2016	USD	433,238	SEK	3,935,500	(6,370)
JP Morgan & Chase Co.	12/5/2016	USD	36,853,068	SEK	340,186,658	45,684
JP Morgan & Chase Co.	12/5/2016	USD	23,316,358	SGD	33,400,916	(13,420)
JP Morgan & Chase Co.	12/5/2016	USD	189,315	SGD	267,500	(2,687)
RBC Capital Markets	12/5/2016	USD	6,353,505	AUD	8,356,500	(183,493)
RBC Capital Markets	12/5/2016	USD	77,546,582	CHF	78,982,900	171,397
RBC Capital Markets	12/5/2016	USD	14,118,504	DKK	99,010,600	(10,769)
RBC Capital Markets	12/5/2016	USD	306,721,626	EUR	289,120,000	(204,064)
RBC Capital Markets	12/5/2016	USD	140,517,272	GBP	112,465,192	225,215
RBC Capital Markets	12/5/2016	USD	2,633,251	HKD	20,416,000	(1,053)
RBC Capital Markets	12/5/2016	USD	5,029,293	ILS	19,278,900	3,265
RBC Capital Markets	12/5/2016	USD	328,281,462	JPY	37,403,076,700	(1,233,934)
RBC Capital Markets	12/5/2016	USD	14,214,401	NOK	121,008,800	(549)
RBC Capital Markets	12/5/2016	USD	1,235,611	NZD	1,743,500	(1,080)
RBC Capital Markets	12/5/2016	USD	26,180,199	SEK	241,666,300	32,425
RBC Capital Markets	12/5/2016	USD	10,206,947	SGD	14,619,900	(7,029)
State Street Bank & Trust Co.	12/5/2016	USD	119,654,660	AUD	161,953,079	(76,778)

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/5/2016	USD	3,695,569	AUD	4,790,500	$(158,508)
State Street Bank & Trust Co.	12/5/2016	USD	2,938,252	AUD	3,784,500	(143,970)
State Street Bank & Trust Co.	12/5/2016	USD	982,825	AUD	1,314,500	(12,266)
State Street Bank & Trust Co.	12/5/2016	USD	4,415,732	CHF	4,295,500	(189,025)
State Street Bank & Trust Co.	12/5/2016	USD	3,452,010	CHF	3,372,500	(133,521)
State Street Bank & Trust Co.	12/5/2016	USD	142,163,420	CHF	144,785,482	303,305
State Street Bank & Trust Co.	12/5/2016	USD	1,127,144	CHF	1,142,000	(3,434)
State Street Bank & Trust Co.	12/5/2016	USD	206,376	DKK	1,447,000	(197)
State Street Bank & Trust Co.	12/5/2016	USD	14,092,813	DKK	98,819,596	(12,294)
State Street Bank & Trust Co.	12/5/2016	USD	827,054	DKK	5,566,500	(33,900)
State Street Bank & Trust Co.	12/5/2016	USD	639,718	DKK	4,317,500	(24,530)
State Street Bank & Trust Co.	12/5/2016	USD	11,853,673	EUR	10,750,500	(456,271)
State Street Bank & Trust Co.	12/5/2016	USD	15,117,386	EUR	13,674,000	(620,565)
State Street Bank & Trust Co.	12/5/2016	USD	3,786,780	EUR	3,569,000	(3,019)
State Street Bank & Trust Co.	12/5/2016	USD	462,509,682	EUR	435,935,901	(341,692)
State Street Bank & Trust Co.	12/5/2016	USD	8,949,183	GBP	7,211,000	74,890
State Street Bank & Trust Co.	12/5/2016	USD	457,875,048	GBP	366,441,631	701,564
State Street Bank & Trust Co.	12/5/2016	USD	2,355,925	GBP	1,897,500	18,667
State Street Bank & Trust Co.	12/5/2016	USD	7,082,717	GBP	5,723,500	79,852
State Street Bank & Trust Co.	12/5/2016	USD	427,276	HKD	3,314,000	(8)
State Street Bank & Trust Co.	12/5/2016	USD	1,635,962	HKD	12,685,000	(508)
State Street Bank & Trust Co.	12/5/2016	USD	1,297,440	HKD	10,058,500	(615)
State Street Bank & Trust Co.	12/5/2016	USD	90,829	ILS	346,000	(509)
State Street Bank & Trust Co.	12/5/2016	USD	30,728	ILS	118,000	75
State Street Bank & Trust Co.	12/5/2016	USD	114,662	ILS	437,000	(588)
State Street Bank & Trust Co.	12/5/2016	USD	2,724,247	ILS	10,451,322	3,963
State Street Bank & Trust Co.	12/5/2016	USD	9,664,202	JPY	1,014,903,000	(790,025)
State Street Bank & Trust Co.	12/5/2016	USD	364,468,059	JPY	41,523,317,500	(1,393,694)
State Street Bank & Trust Co.	12/5/2016	USD	12,274,081	JPY	1,281,574,500	(1,068,164)
State Street Bank & Trust Co.	12/5/2016	USD	3,257,194	JPY	365,058,500	(65,171)
State Street Bank & Trust Co.	12/5/2016	USD	259,453	NOK	2,138,500	(8,262)
State Street Bank & Trust Co.	12/5/2016	USD	85,741	NOK	733,000	358
State Street Bank & Trust Co.	12/5/2016	USD	326,768	NOK	2,689,500	(10,856)
State Street Bank & Trust Co.	12/5/2016	USD	10,773,229	NOK	91,707,319	(1,167)
State Street Bank & Trust Co.	12/5/2016	USD	24,036	NZD	34,000	39
State Street Bank & Trust Co.	12/5/2016	USD	94,485	NZD	129,000	(3,143)
State Street Bank & Trust Co.	12/5/2016	USD	1,826,159	NZD	2,576,580	(1,743)
State Street Bank & Trust Co.	12/5/2016	USD	75,778	NZD	102,500	(3,200)
State Street Bank & Trust Co.	12/5/2016	USD	1,364,641	SEK	12,304,000	(30,073)
State Street Bank & Trust Co.	12/5/2016	USD	362,021	SEK	3,333,500	(449)
State Street Bank & Trust Co.	12/5/2016	USD	54,395,472	SEK	502,089,358	64,250
State Street Bank & Trust Co.	12/5/2016	USD	1,082,029	SEK	9,755,000	(23,941)
State Street Bank & Trust Co.	12/5/2016	USD	481,005	SGD	667,000	(15,657)
State Street Bank & Trust Co.	12/5/2016	USD	162,833	SGD	232,000	(973)
State Street Bank & Trust Co.	12/5/2016	USD	603,554	SGD	838,500	(18,554)
State Street Bank & Trust Co.	12/5/2016	USD	23,949,097	SGD	34,299,968	(18,914)
The Bank of New York Mellon	12/5/2016	USD	1,354,130	CHF	1,337,000	(38,542)
The Bank of New York Mellon	12/5/2016	USD	4,923,618	DKK	34,531,400	(3,338)
The Bank of New York Mellon	12/5/2016	USD	6,308,472	EUR	5,747,200	(215,438)
The Bank of New York Mellon	12/5/2016	USD	1,546,522	GBP	1,238,000	2,750
The Bank of New York Mellon	12/5/2016	USD	27,632,127	HKD	214,326,800	647
The Bank of New York Mellon	12/5/2016	USD	299,097,020	JPY	34,082,853,200	(1,081,085)
The Bank of New York Mellon	12/5/2016	USD	5,216,283	NOK	44,420,300	1,384
The Bank of New York Mellon	12/5/2016	USD	619,976	SEK	5,585,300	(14,160)
The Bank of Nova Scotia	12/5/2016	USD	175,087,774	AUD	236,986,200	(109,269)
The Bank of Nova Scotia	12/5/2016	USD	933,069	AUD	1,216,200	(35,089)
The Bank of Nova Scotia	12/5/2016	USD	87,549,622	CHF	89,186,800	208,840

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	USD	1,030,021	CHF	996,700	$(49,283)
The Bank of Nova Scotia	12/5/2016	USD	1,121,827	CHF	1,090,500	(48,792)
The Bank of Nova Scotia	12/5/2016	USD	1,830,310	DKK	12,837,700	(1,103)
The Bank of Nova Scotia	12/5/2016	USD	1,837,516	DKK	12,454,300	(62,939)
The Bank of Nova Scotia	12/5/2016	USD	200,809	DKK	1,339,800	(9,905)
The Bank of Nova Scotia	12/5/2016	USD	44,007	DKK	300,500	(1,190)
The Bank of Nova Scotia	12/5/2016	USD	43,422	EUR	40,000	(1,015)
The Bank of Nova Scotia	12/5/2016	USD	3,546,910	EUR	3,180,600	(174,920)
The Bank of Nova Scotia	12/5/2016	USD	368,818	EUR	338,500	(9,949)
The Bank of Nova Scotia	12/5/2016	USD	214,645	EUR	200,000	(2,610)
The Bank of Nova Scotia	12/5/2016	USD	250,880,010	EUR	236,511,912	(136,186)
The Bank of Nova Scotia	12/5/2016	USD	107,502	EUR	100,000	(1,485)
The Bank of Nova Scotia	12/5/2016	USD	701,281	EUR	631,500	(31,781)
The Bank of Nova Scotia	12/5/2016	USD	590,470	EUR	532,800	(25,609)
The Bank of Nova Scotia	12/5/2016	USD	334,667,577	GBP	267,875,500	560,270
The Bank of Nova Scotia	12/5/2016	USD	55,416	GBP	44,500	272
The Bank of Nova Scotia	12/5/2016	USD	1,343,488	GBP	1,092,400	23,576
The Bank of Nova Scotia	12/5/2016	USD	1,184,007	GBP	947,600	1,849
The Bank of Nova Scotia	12/5/2016	USD	133,159	GBP	106,000	(507)
The Bank of Nova Scotia	12/5/2016	USD	2,594,722	GBP	2,071,800	(2,006)
The Bank of Nova Scotia	12/5/2016	USD	3,814,887	HKD	29,591,700	318
The Bank of Nova Scotia	12/5/2016	USD	218,432	HKD	1,693,700	(66)
The Bank of Nova Scotia	12/5/2016	USD	3,273,610	HKD	25,383,700	(934)
The Bank of Nova Scotia	12/5/2016	USD	67,097	HKD	520,400	(3)
The Bank of Nova Scotia	12/5/2016	USD	23,049,492	ILS	87,834,700	(121,147)
The Bank of Nova Scotia	12/5/2016	USD	233,972,385	JPY	26,661,317,067	(849,375)
The Bank of Nova Scotia	12/5/2016	USD	26,036	JPY	2,725,400	(2,205)
The Bank of Nova Scotia	12/5/2016	USD	18,941,930	JPY	1,950,261,100	(1,889,106)
The Bank of Nova Scotia	12/5/2016	USD	4,436,837	JPY	463,383,300	(385,075)
The Bank of Nova Scotia	12/5/2016	USD	181,769	JPY	19,420,900	(11,955)
The Bank of Nova Scotia	12/5/2016	USD	1,796,436	NOK	15,294,100	29
The Bank of Nova Scotia	12/5/2016	USD	200,650	NOK	1,679,900	(3,327)
The Bank of Nova Scotia	12/5/2016	USD	1,175,833	NZD	1,659,000	(1,134)
The Bank of Nova Scotia	12/5/2016	USD	29,588,160	SEK	273,171,500	41,714
The Bank of Nova Scotia	12/5/2016	USD	194,295	SEK	1,731,300	(6,507)
The Bank of Nova Scotia	12/5/2016	USD	1,603,915	SGD	2,231,800	(46,847)
The Bank of Nova Scotia	12/5/2016	USD	758,777	SGD	1,087,100	(336)
JP Morgan & Chase Co.	1/5/2017	AUD	94,365,579	USD	69,652,744	34,598
JP Morgan & Chase Co.	1/5/2017	AUD	161,953,079	USD	119,540,159	59,379
RBC Capital Markets	1/5/2017	AUD	28,106,000	USD	20,746,950	11,766
RBC Capital Markets	1/5/2017	AUD	62,671,800	USD	46,262,317	26,237
The Bank of Nova Scotia	1/5/2017	AUD	157,645,900	USD	116,381,297	78,136
The Bank of Nova Scotia	1/5/2017	AUD	236,986,200	USD	174,953,877	117,460
JP Morgan & Chase Co.	1/5/2017	CHF	112,189,913	USD	110,417,166	(245,876)
RBC Capital Markets	1/5/2017	CHF	78,982,900	USD	77,738,310	(169,657)
RBC Capital Markets	1/5/2017	CHF	60,826,500	USD	59,868,013	(130,656)
The Bank of New York Mellon	1/5/2017	CHF	144,785,482	USD	142,470,339	(344,656)
The Bank of Nova Scotia	1/5/2017	CHF	89,186,800	USD	87,763,280	(209,715)
The Bank of Nova Scotia	1/5/2017	CHF	156,040,800	USD	153,550,216	(366,916)
JP Morgan & Chase Co.	1/5/2017	DKK	247,110,596	USD	35,298,342	23,080
RBC Capital Markets	1/5/2017	DKK	93,353,300	USD	13,336,138	9,870
RBC Capital Markets	1/5/2017	DKK	99,010,600	USD	14,144,321	10,468
The Bank of New York Mellon	1/5/2017	DKK	98,819,596	USD	14,115,270	8,683
The Bank of New York Mellon	1/5/2017	DKK	34,531,400	USD	4,932,423	3,034
The Bank of Nova Scotia	1/5/2017	DKK	12,837,700	USD	1,833,525	932
The Bank of Nova Scotia	1/5/2017	DKK	252,607,600	USD	36,078,296	18,332
JP Morgan & Chase Co.	1/5/2017	EUR	329,376,585	USD	350,051,223	220,637

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	1/5/2017	EUR	289,120,000	USD	307,268,930	$194,827
RBC Capital Markets	1/5/2017	EUR	686,821,897	USD	729,935,768	462,824
The Bank of New York Mellon	1/5/2017	EUR	435,935,901	USD	463,269,082	261,938
The Bank of Nova Scotia	1/5/2017	EUR	62,394,748	USD	66,302,531	33,123
The Bank of Nova Scotia	1/5/2017	EUR	236,511,912	USD	251,324,653	125,555
JP Morgan & Chase Co.	1/5/2017	GBP	156,440,571	USD	195,664,916	(311,569)
RBC Capital Markets	1/5/2017	GBP	112,465,192	USD	140,666,851	(220,726)
RBC Capital Markets	1/5/2017	GBP	147,928,900	USD	185,023,403	(290,327)
The Bank of New York Mellon	1/5/2017	GBP	1,238,000	USD	1,548,156	(2,713)
The Bank of New York Mellon	1/5/2017	GBP	366,441,631	USD	458,246,253	(803,098)
The Bank of Nova Scotia	1/5/2017	GBP	267,875,500	USD	335,015,815	(557,613)
The Bank of Nova Scotia	1/5/2017	GBP	36,006,827	USD	45,031,578	(74,952)
JP Morgan & Chase Co.	1/5/2017	HKD	311,192,770	USD	40,125,688	(4,492)
RBC Capital Markets	1/5/2017	HKD	44,038,000	USD	5,677,862	(1,103)
RBC Capital Markets	1/5/2017	HKD	390,771,398	USD	50,382,538	(9,785)
The Bank of New York Mellon	1/5/2017	HKD	214,326,800	USD	27,636,692	(2,039)
The Bank of Nova Scotia	1/5/2017	HKD	876,512,600	USD	113,010,908	(20,667)
The Bank of Nova Scotia	1/5/2017	HKD	29,591,700	USD	3,815,330	(698)
JP Morgan & Chase Co.	1/5/2017	ILS	117,616,000	USD	30,697,997	(29,052)
RBC Capital Markets	1/5/2017	ILS	19,278,900	USD	5,031,689	(4,903)
The Bank of Nova Scotia	1/5/2017	ILS	108,718,100	USD	28,371,852	(30,631)
JP Morgan & Chase Co.	1/5/2017	NOK	66,869,819	USD	7,856,392	336
RBC Capital Markets	1/5/2017	NOK	121,008,800	USD	14,216,238	(219)
RBC Capital Markets	1/5/2017	NOK	25,232,700	USD	2,964,363	(46)
RBC Capital Markets	1/5/2017	NOK	4,594,000	USD	539,708	(8)
The Bank of New York Mellon	1/5/2017	NOK	44,420,300	USD	5,216,957	(1,666)
The Bank of New York Mellon	1/5/2017	NOK	91,707,319	USD	10,770,596	(3,439)
The Bank of Nova Scotia	1/5/2017	NOK	34,866,600	USD	4,096,035	(192)
The Bank of Nova Scotia	1/5/2017	NOK	15,294,100	USD	1,796,710	(84)
JP Morgan & Chase Co.	1/5/2017	NZD	2,576,580	USD	1,824,046	1,583
JP Morgan & Chase Co.	1/5/2017	NZD	179,480	USD	127,060	110
RBC Capital Markets	1/5/2017	NZD	906,600	USD	641,805	550
RBC Capital Markets	1/5/2017	NZD	1,743,500	USD	1,234,267	1,057
The Bank of Nova Scotia	1/5/2017	NZD	11,938,800	USD	8,452,312	7,775
The Bank of Nova Scotia	1/5/2017	NZD	1,659,000	USD	1,174,522	1,080
JP Morgan & Chase Co.	1/5/2017	SEK	340,186,658	USD	36,930,563	(46,519)
RBC Capital Markets	1/5/2017	SEK	241,666,300	USD	26,235,906	(32,363)
RBC Capital Markets	1/5/2017	SEK	276,453,400	USD	30,012,481	(37,022)
The Bank of New York Mellon	1/5/2017	SEK	502,089,358	USD	54,494,373	(80,958)
The Bank of Nova Scotia	1/5/2017	SEK	273,171,500	USD	29,650,142	(42,631)
The Bank of Nova Scotia	1/5/2017	SEK	210,839,700	USD	22,884,624	(32,903)
JP Morgan & Chase Co.	1/5/2017	SGD	33,400,916	USD	23,314,567	10,378
JP Morgan & Chase Co.	1/5/2017	SGD	34,299,968	USD	23,942,126	10,658
RBC Capital Markets	1/5/2017	SGD	14,619,900	USD	10,205,850	5,383
RBC Capital Markets	1/5/2017	SGD	5,194,000	USD	3,625,824	1,913
RBC Capital Markets	1/5/2017	SGD	19,842,900	USD	13,851,918	7,306
The Bank of Nova Scotia	1/5/2017	SGD	21,222,800	USD	14,812,116	4,733
The Bank of Nova Scotia	1/5/2017	SGD	1,087,100	USD	758,724	242
JP Morgan & Chase Co.	1/5/2017	USD	2,963,841	ILS	11,352,322	1,941
JP Morgan & Chase Co.	1/5/2017	USD	742,323	ILS	2,843,302	486
RBC Capital Markets	1/5/2017	USD	6,168,501	AUD	8,356,500	(3,498)
RBC Capital Markets	1/5/2017	USD	5,661,906	AUD	7,668,000	(4,843)
RBC Capital Markets	1/5/2017	USD	2,961,644	CHF	3,008,000	5,418
RBC Capital Markets	1/5/2017	USD	7,989,156	CHF	8,116,000	16,388
RBC Capital Markets	1/5/2017	USD	5,669,885	DKK	39,679,000	(5,672)
RBC Capital Markets	1/5/2017	USD	2,464,758	EUR	2,324,000	3,561
RBC Capital Markets	1/5/2017	USD	26,496,511	EUR	24,929,000	(19,441)

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	1/5/2017	USD	45,458,557	GBP	36,341,000	$66,599
RBC Capital Markets	1/5/2017	USD	1,380,541	GBP	1,105,000	3,717
RBC Capital Markets	1/5/2017	USD	2,632,255	HKD	20,416,000	511
RBC Capital Markets	1/5/2017	USD	3,541,410	ILS	13,568,900	3,451
RBC Capital Markets	1/5/2017	USD	760,145	SEK	7,014,000	2,252
The Bank of New York Mellon	1/5/2017	USD	1,315,621	CHF	1,337,000	3,183
The Bank of New York Mellon	1/5/2017	USD	6,107,549	EUR	5,747,200	(3,453)
The Bank of New York Mellon	1/5/2017	USD	176,020	HKD	1,365,060	13
The Bank of New York Mellon	1/5/2017	USD	606,202	SEK	5,585,300	901
The Bank of Nova Scotia	1/5/2017	USD	20,305,566	ILS	77,808,900	21,923
JP Morgan & Chase Co.	1/6/2017	JPY	30,735,397,327	USD	270,270,199	978,604
JP Morgan & Chase Co.	1/6/2017	JPY	10,561,602,000	USD	92,880,276	343,628
RBC Capital Markets	1/6/2017	JPY	37,403,076,700	USD	328,943,183	1,231,975
RBC Capital Markets	1/6/2017	JPY	10,797,185,500	USD	94,956,375	355,635
The Bank of New York Mellon	1/6/2017	JPY	41,523,317,500	USD	365,126,821	1,315,666
The Bank of New York Mellon	1/6/2017	JPY	34,082,853,200	USD	299,700,616	1,079,915
The Bank of Nova Scotia	1/6/2017	JPY	12,143,300,500	USD	106,775,223	380,348
The Bank of Nova Scotia	1/6/2017	JPY	26,661,317,067	USD	234,431,164	835,075
JP Morgan & Chase Co.	1/6/2017	USD	16,943,108	JPY	1,931,599,000	(19,189)

Total net unrealized appreciation						$243,018,957

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli New Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$7,348,470,948	$—	$—	$7,348,470,948
Preferred Stocks	38,300,876	—	—	38,300,876
Rights (f)	116,396	—	—	116,396
Short-Term Investments	116,574,890	—	—	116,574,890
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	303,032,737	—	303,032,737

TOTAL	$7,503,463,110	$303,032,737	$—	$7,806,495,847

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(413,640)	$—	$—	$(413,640)
Forward Foreign Currency Exchange Contracts	—	(60,013,780)	—	(60,013,780)

TOTAL	$(413,640)	$(60,013,780)	$—	$(60,427,420)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	22

This Page is Intentionally Left Blank

23

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2016 (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$7,373,293,225
Investment in affiliated securities at value (See Note 4)	13,594,995
Investment in Government & Agency Securities Portfolio*	116,574,890
Cash	347,173
Foreign currency at value	8,217,061
Unrealized appreciation on forward foreign currency exchange contracts	303,032,737
Deposit with broker for futures contracts	914,318
Receivables:
Investment securities sold	35,045,973
Dividends	21,893,123
Securities lending income	385,245
Foreign tax reclaim	19,388,596

Total Assets	$7,892,687,336

Liabilities
Payable upon return of securities loaned	$116,574,890
Unrealized depreciation on forward foreign currency exchange contracts	60,013,780
Unrealized depreciation on future contracts	413,640
Payables:
Investment securities purchased	232,186,711
Capital shares	26,862,993
Investment advisory fees	2,133,116

Total Liabilities	438,185,130

Net Assets, at value	$7,454,502,206

Net Assets Consist of
Paid-in capital	$8,917,664,243
Undistributed net investment income	37,210,908
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(559,236,027)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(941,136,918)

Net Assets, at value	$7,454,502,206

Number of Common Shares outstanding	276,550,800

Net Asset Value	$26.96

Investments in non-affiliated securities at cost	$8,539,847,925

Investments in affiliated securities at cost	$28,568,260

Value of securities loaned	$93,140,858

Investment in Government & Agency Securities Portfolio at cost*	$116,574,890

Foreign currency at cost	$8,276,497

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	24

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2016 (Unaudited)

Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$112,242,983
Securities lending income, net of borrower rebates	2,463,438

Total Investment Income	114,706,421

Expenses
Investment advisory fees	16,649,202

Total expenses	16,649,202

Net Investment income (loss)	98,057,219

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(112,005,681)
Investments in affiliates	(1,028,317)
In-kind redemptions	(173,255,577)
In-kind redemptions in affiliates	(7,787,443)
Futures contracts	150,600
Foreign currency transactions	522,894,197

Net realized gain (loss)	228,967,779
Net change in unrealized appreciation (depreciation) on:
Investments	136,547,511
Futures contracts	(255,840)
Foreign currency translations	(103,702,508)

Net change in unrealized appreciation (depreciation)	32,589,163

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	261,556,942

Net increase (decrease) in Net Assets Resulting from Operations	$359,614,161

* Unaffiliated foreign tax withheld	$7,963,175

See Notes to Financial Statements.	25

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers MSCI EAFE Hedged Equity ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$98,057,219	$363,173,573
Net realized gain (loss)	228,967,779	(513,957,100)
Net change in unrealized appreciation (depreciation)	32,589,163	(1,452,731,779)

Net increase (decrease) in net assets resulting from operations	359,614,161	(1,603,515,306)

Distributions to Shareholders from
Net investment income	(300,979,772)	(382,099,530)
Net realized gains	—	(58,292,903)

Total distributions	(300,979,772)	(440,392,433)

Fund Shares Transactions
Proceeds from shares sold	—	3,817,716,917
Value of shares redeemed	(4,588,180,022)	(2,057,792,137)

Net increase (decrease) in net assets resulting from fund share transactions	(4,588,180,022)	1,759,924,780

Total net increase (decrease) in Net Assets	(4,529,545,633)	(283,982,959)

Net Assets
Beginning of period	11,984,047,839	12,268,030,798

End of period	$7,454,502,206	$11,984,047,839

Undistributed net investment income	$37,210,908	$240,133,461

Changes in Shares Outstanding
Shares outstanding, beginning of period	452,550,800	398,950,800
Shares sold	—	132,200,000
Shares redeemed	(176,000,000)	(78,600,000)

Shares outstanding, end of period	276,550,800	452,550,800

See Notes to Financial Statements.	26

DBX ETF Trust

Financial Highlights

Deutsche X-trackers MSCI EAFE Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015		Year Ended 5/31/2014	Year Ended 5/31/2013	Period ended 5/31/2012(a)
Net Asset Value, beginning of period	$26.48		$30.75	$27.81		$25.09	$22.12	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.27		0.76	1.41		1.18	0.79	0.70
Net realized and unrealized gain (loss)	0.89		(4.03)	2.90		1.95	6.26	(3.48)

Total from investment operations	1.16		(3.27)	4.31		3.13	7.05	(2.78)

Less distributions from:
Net investment income	(0.68)		(0.88)	(1.37)		(0.41)	(1.68)	(0.10)
Net realized gains	—		(0.12)	(0.00	)(c)	—	(2.40)	—

Total distributions	(0.68)		(1.00)	(1.37)		(0.41)	(4.08)	(0.10)

Net Asset Value, end of period	$26.96		$26.48	$30.75		$27.81	$25.09	22.12

Total Return (%)	4.59	**	(10.90)	16.22		12.74 (d)	35.60 (d)	(11.14	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7,455		11,984	12,268		563	75	31
Ratio of expenses before fee waiver (%)	0.35	*	0.35	0.35		0.36	0.64	0.57	*
Ratio of expenses after fee waiver (%)	0.35	*	0.35	0.35		0.35	0.48	0.57	*
Ratio of net investment income (loss) (%)	2.06	*	2.82	4.81		4.48	3.35	3.04	*
Portfolio turnover rate (%)(e)	8	**	15	12		10	14	14	**

(a)	For the period June 9, 2011 (commencement of operations) through May 31, 2012.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	27

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2016, the Trust consists of thirty-nine investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on Deutsche X-trackers MSCI EAFE Hedged Equity ETF (the “Fund”), a diversified series of the Trust.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees.

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of the Fund is to track the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”).

MSCI, Inc. (“MSCI”) is the creator of the Underlying Index. The Underlying Index is comprised of securities listed in countries in the MSCI Global Index Series. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. Real Estate Investment Trusts (“REITs”) in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

The Fund is entitled to use its Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Fund in connection with the licensing agreement.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation    The Net Asset Value (“NAV”), of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

28

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment

29

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Fund recognizes interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statement of Operations. For the period ended November 30, 2016, the Fund did not incur any interest or penalties.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended May 31, 2016, the Funds incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
$362,575,595

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2016, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Fund may lend securities to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended November 30, 2016, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of November 30, 2016 the Fund invested the cash collateral in Government & Agency Securities Portfolio.

30

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of November 30, 2016) on the cash collateral invested in Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2016, the Fund had securities on loan, which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Derivatives

Forward Foreign Currency Exchange Contracts    The Fund may enter into forward foreign currency exchange contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2016, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2016 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the period ended November 30, 2016.

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2016, the Fund utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange- traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

31

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2016 is included in a table following the Fund’s Schedule of Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value

Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$413,640
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$303,032,737	Unrealized depreciation on forward foreign currency exchange contracts	$60,013,780

Total		$303,032,737	Total	$60,427,420

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended November 30, 2016 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures — Equity Contracts	Foreign Exchange Contracts	Total
$150,600	$529,210,172	$529,360,772

Net Change in Unrealized Appreciation (Depreciation) on:

Futures — Equity Contracts	Foreign Exchange Contracts	Total
$(255,840)	$(101,300,575)	$(101,556,415)

For the period ended November 30, 2016 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)	Forward Foreign Currency Exchange Contracts (Contract Value)
$9,986,571	$(9,228,510,818)

As of November 30, 2016, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a default with respect to all of the transactions with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and

32

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Bank of Montreal	$23,998,983	$(3,029,707)	$—	$20,969,276	$3,029,707	$(3,029,707)	$—	$—
Canadian Imperial Bank of Commerce	43,974,910	(10,157,508)	—	33,817,402	10,157,508	(10,157,508)	—	—
JP Morgan & Chase Co.	48,068,762	(7,852,188)	—	40,216,574	7,852,188	(7,852,188)	—	—
RBC Capital Markets	47,104,152	(5,932,390)	—	41,171,762	5,932,390	(5,932,390)	—	—
State Street Bank & Trust Co.	64,456,199	(17,033,645)	—	47,422,554	17,033,645	(17,033,645)	—	—
The Bank of New York Mellon	29,666,399	(2,635,845)	—	27,030,554	2,635,845	(2,635,845)	—	—
The Bank of Nova Scotia	45,763,332	(13,372,497)	—	32,390,835	13,372,497	(13,372,497)	—	—

	$303,032,737	$(60,013,780)	$—	$243,018,957	$60,013,780	$(60,013,780)	$—	$—

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Prior to December 9, 2016, TDAM USA Inc. (“TDAM”) served as investment sub-advisor to the Fund and was responsible for day-to-day management of the Fund, subject to the replication strategy for the Fund with regard to its underlying index and for general administration, compliance and management services as may have been agreed between the Advisor and TDAM from time to time. Effective December 9, 2016, as approved by the Board of Trustees of DBX ETF Trust, the Advisor assumed the day-to-day management of the Fund.

For its investment advisory services to the Fund, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s daily average net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.35%.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the payments to the sub-advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Audit Committee and Lead Independent Trustee (Chairman of the Board of Trustees effective November 16, 2016); and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Transactions with Affiliates

The Advisor is an indirect wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. Deutsche Bank AG is owned by the Fund in proportion with Deutsche

33

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Bank AG’s representation in the DBEF index. A summary of the Funds’ transactions with Deutsche Bank AG securities during the period ended November 30, 2016 is as follows:

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income($)	Value ($) at 11/30/16
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Deutsche Bank AG	24,253,079	1,131,568	(7,874,232)	(8,815,760)	—	13,594,995

5. Investment Portfolio Transactions

For the period ended November 30, 2016, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	Sales
$953,175,513	$718,160,633

For the period ended November 30, 2016, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$—	$4,563,894,738

6. Fund Share Transactions

As of November 30, 2016, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

34

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about the Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

35

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

36

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the US dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 60 Wall Street New York, NY 10005	Investment sub-advisor TDAM USA Inc. 161 Bay Street, 35th Floor TD Canada Trust Tower Toronto, Ontario Canada M5J 2T2	Administrator, custodian, fund accountant, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049078-1 (1/17) DBX 002437 (1/18)

November 30, 2016

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (HDAW)

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (HDEF)

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (HDEE)

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (HDEZ)

DBX ETF Trust

To our shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our eight ETFs tracking the fixed income and equity dividend markets for the period ended November 30, 2016.

Global markets continued to grow at a steady pace, as volatility settled after the run up to the US elections and Britain’s decision to exit the Eurozone (“Brexit”). Monetary policy moves by major central banks were relatively unchanged through the reporting period, with increased expectations of a Federal Reserve Board (FRB) rate hike in December. The Eurozone remained resilient following the Brexit referendum, as the European Central Bank (ECB) continued to fight weak inflation by pledging to continue bond purchases until March 2017. The Bank of Japan (BoJ) staved off deflationary pressures by adding yield curve control to its monetary policy framework, which essentially seeks to steepen the yield curve. This divergence in monetary policies resulted in the strengthening of the USD against other major currencies.

Overall, global equities gained on the back of healthy growth in the US, a steady recovery in Europe and continued reassurances from the FRB that the rate hike would be gradual. Emerging Markets (EMs) outperformed Developed Markets (DMs), as commodity prices recovered moderately. China showed signs of a rebound, with optimistic manufacturing and service sector data, which was fueled by stronger government spending and bank lending.

Fixed income markets remained relatively calm for most of the reporting period, as the markets continued to assess economic data and its likely implications on monetary policy. However, the surprise US election results caused a sell-off in bond markets, as Trump’s pro-expenditure policies are expected to lead to higher inflation and debt. The 10-year US Treasury yields increased on the back of strong economic data and an uptick in inflation expectations. High-yield bond markets fared well during the reporting period supported by tightening credit spreads and continued strength in commodity prices. As the search for income in a low-interest-rate environment continued, EM bonds rallied over the reporting period driven by tailwinds created by stronger EM fundamentals.

Municipal bonds performed poorly, with record-breaking issuance until October and higher municipal yields taking a toll. Yields rose as uncertainty over government spending, tax policy and inflation with the new administration loomed. Capital flowed out from the tax-exempt sector, as US Treasury yields sky rocketed following the election results in November.

As the US economy continues to stabilize and expand, the FRB is likely to continue gradually increasing interest rates. Other major central banks, such as the ECB and BoJ pursuing loose monetary policies are likely to control liquidity through other avenues as they start to approach the limits of the effectiveness of their existing measures. As political and monetary scenarios become clearer, global growth is expected to improve, offering various opportunities for fixed income investments.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

The Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Emerging Markets Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar denominated emerging markets bonds and is comprised of (a) long positions in U.S. dollar-denominated emerging markets bonds and (b) short positions in U.S. Treasury Securities of, in aggregate, approximate equivalent duration to the emerging markets bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/16

Description	% of Market Value
AA	4.8%
A	19.2%
BBB	42.6%
BB	21.8%
B	9.8%
CCC	1.8%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 11/30/16

Russia	6.2%
Mexico	5.8%
Peru	5.6%
Philippines	5.6%
Colombia	5.5%
Turkey	5.5%
Brazil	5.4%
South Africa	5.4%
Ukraine	5.4%
Poland	5.1%
Hungary	4.9%
Uruguay	4.7%
Qatar	4.6%
Indonesia	4.4%
Panama	3.8%
Croatia	3.7%
Ecuador	3.6%
Kazakhstan	3.2%
Romania	3.2%
Lithuania	2.0%
Other	6.4%

Total	100.0%

Modified duration as of 11/30/16: 0.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 12.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

The Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Yield Corporate Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds and is comprised of (a) long positions in U.S. dollar denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds (“Treasury Securities”) of, in aggregate, approximate equivalent duration to the high yield bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/16

Description	% of Market Value
BBB	9.6%
BB	50.0%
B	33.6%
CCC	6.8%
CC	0.0%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 11/30/16

United States	90.0%
Canada	4.6%
United Kingdom	3.3%
Luxembourg	2.1%

Total	100.0%

Sector Diversification* as of 11/30/16

Communications	21.7%
Consumer, Cyclical	15.2%
Consumer, Non-cyclical	14.2%
Energy	12.4%
Industrial	10.4%
Financial	10.2%
Basic Materials	6.2%
Technology	5.3%
Utilities	4.4%

Total	100.0%

Modified duration as of 11/30/16: 0.1 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

The Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Investment Grade Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar denominated investment grade liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury Securities of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/16

Description	% of Market Value
AAA	2.4%
AA	17.1%
A	40.5%
BBB	40.0%

Total	100%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 11/30/16

United States	82.3%
United Kingdom	6.4%
Netherlands	3.0%
France	2.5%
Switzerland	2.3%
Canada	1.8%
Luxembourg	1.1%
Australia	0.6%

Total	100.0%

Sector Diversification* as of 11/30/16

Financial	33.2%
Consumer, Non-cyclical	20.2%
Communications	14.6%
Energy	10.3%
Technology	7.1%
Industrial	5.9%
Consumer, Cyclical	5.3%
Basic Materials	2.2%
Utilities	1.2%

Total	100.0%

Modified duration as of 11/30/16: 0.1 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 19.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”). The Underlying Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is not possible to invest directly into an index.

Quality* as of 11/30/16

Description	% of Market Value
AAA	17.8%
AA	52.0%
A	27.5%
BBB	2.7%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of 11/30/16

Transportation	31.6%
Water	25.8%
Power	16.8%
General	12.6%
Airport	8.0%
Development	1.8%
Education	1.8%
Utilities	1.6%

100.0%

Modified duration as of 11/30/16: 6.2 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 23.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (HDAW)

The Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex US High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex USA Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16

(31.5% of Net Assets)

Description	% of Net Assets
HSBC Holdings PLC (United Kingdom)	5.0%
TOTAL SA (France)	3.7%
British American Tobacco PLC (United Kingdom)	3.5%
Royal Bank of Canada (Canada)	3.3%
Sanofi (France)	3.2%
GlaxoSmithKline PLC (United Kingdom)	3.1%
BASF SE (Germany)	2.7%
Allianz SE (Germany)	2.5%
Bank of Nova Scotia (Canada)	2.3%
AstraZeneca PLC (United Kingdom)	2.2%

Country Diversification* as of 11/30/16

United Kingdom	25.1%
Canada	12.1%
France	9.3%
Germany	9.0%
China	6.1%
Taiwan	5.9%
Australia	4.8%
Hong Kong	3.3%
Switzerland	3.0%
Singapore	2.6%
South Africa	2.4%
Russia	2.3%
Finland	2.1%
Other	12.0%

Total	100.0%

Sector Diversification* as of 11/30/16

Financials	39.3%
Health Care	9.1%
Consumer Discretionary	9.0%
Energy	8.2%
Materials	7.6%
Consumer Staples	7.6%
Utilities	5.3%
Telecommunication Services	5.3%
Information Technology	4.1%
Industrials	3.1%
Real Estate	1.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 26.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (HDEF)

The Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in developed international stock markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (42.2% of Net Assets)

Description	% of Net Assets
TOTAL SA (France)	5.1%
British American Tobacco PLC (United Kingdom)	5.0%
Sanofi (France)	4.9%
GlaxoSmithKline PLC (United Kingdom)	4.9%
BASF SE (Germany)	4.7%
Allianz SE (Germany)	4.4%
AstraZeneca PLC (United Kingdom)	3.9%
Daimler AG (Germany)	3.8%
Rio Tinto PLC (United Kingdom)	2.8%
AXA SA (France)	2.7%

Country Diversification* as of 11/30/16

United Kingdom	33.0%
Germany	17.6%
France	14.6%
Australia	7.3%
Hong Kong	5.3%
Switzerland	5.2%
Finland	3.6%
Singapore	3.4%
Japan	2.1%
Other	7.9%

Total	100.0%

Sector Diversification * as of 11/30/16

Financials	23.6%
Health Care	14.1%
Consumer Discretionary	11.9%
Materials	10.7%
Consumer Staples	10.1%
Utilities	9.2%
Energy	6.9%
Industrials	5.1%
Telecommunication Services	4.6%
Real Estate	2.0%
Information Technology	1.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 35.

7

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (HDEE)

The Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets in its parent index, the MSCI Emerging Markets Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (37.8% of Net Assets)

Description	% of Net Assets
Industrial & Commercial Bank of China Ltd. (China)	5.1%
China Construction Bank Corp. (China)	5.1%
Bank of China Ltd. (China)	5.1%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	4.9%
Gazprom PJSC (Russia)	4.5%
Ambev SA (Brazil)	3.7%
LUKOIL PJSC (Russia)	3.6%
Standard Bank Group Ltd. (South Africa)	2.1%
Chunghwa Telecom Co. Ltd. (Taiwan)	1.9%
FirstRand Ltd. (South Africa)	1.8%

Country Diversification* as of 11/30/16

Taiwan	28.3%
China	22.4%
South Africa	11.3%
Russia	10.4%
Brazil	7.1%
Thailand	3.3%
Malaysia	3.2%
United Arab Emirates	3.1%
Hong Kong	3.0%
Other	7.9%

Total	100.0%

Sector Diversification* as of 11/30/16

Financials	41.1%
Information Technology	13.1%
Energy	12.0%
Telecommunication Services	8.1%
Consumer Staples	7.7%
Consumer Discretionary	6.3%
Real Estate	4.1%
Materials	3.9%
Industrials	2.2%
Utilities	1.2%
Health Care	0.3%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

8

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (HDEZ)

The Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU High Dividend Yield US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities from countries in the European Monetary Union (the “EMU”), or the “Eurozone”, in its parent index, the MSCI EMU Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (46.7% of Net Assets)

Description	% of Net Assets
AXA SA (France)	5.0%
UPM-Kymmene OYJ (Finland)	5.0%
Allianz SE (Germany)	4.9%
Sampo OYJ (Finland)	4.9%
Bayerische Motoren Werke AG (Germany)	4.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	4.9%
Daimler AG (Germany)	4.7%
Snam SpA (Italy)	4.4%
Atlantia SpA (Italy)	4.2%
ProSiebenSat.1 Media SE (Germany)	3.8%

Country Diversification* as of 11/30/16

Germany	26.0%
Finland	21.2%
France	15.9%
Italy	12.8%
Spain	12.2%
Luxembourg	3.8%
Belgium	3.5%
Portugal	3.2%
Netherlands	1.4%

Total	100.0%

Sector Diversification* as of 11/30/16

Financials	28.3%
Consumer Discretionary	23.4%
Utilities	21.6%
Industrials	12.6%
Materials	7.6%
Energy	4.4%
Telecommunication Services	2.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 45.

9

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers Emerging Markets Bond — Int Rate Hedged ETF
Actual	$1,000.00	$1,045.40	0.49%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	0.49%	$2.48
Deutsche X-trackers High Yield Corp Bond — Int Rate Hedged ETF
Actual	$1,000.00	$1,067.30	0.43%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.43%	$2.18
Deutsche X-trackers Investment Grade Bond — Int Rate Hedged ETF
Actual	$1,000.00	$1,029.00	0.25%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	0.25%	$1.27
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$951.90	0.30%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	0.30%	$1.52

10

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Actual	$1,000.00	$1,068.50	0.45%	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Actual	$1,000.00	$1,047.30	0.45%	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Actual	$1,000.00	$1,054.60	0.65%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
Actual	$1,000.00	$995.80	0.45%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

11

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF

November 30, 2016 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS — 95.9%
Brazil — 5.2%
Brazilian Government International Bond 4.875%, 1/22/21 (a)	$110,000	$113,300
10.125%, 5/15/27	30,000	41,025
5.00%, 1/27/45	200,000	159,600

		313,925

Colombia — 5.3%
Colombia Government International Bond 2.625%, 3/15/23	200,000	187,000
8.125%, 5/21/24	25,000	30,969
6.125%, 1/18/41	100,000	105,500

		323,469

Croatia — 3.6%
Croatia Government International Bond, 144A 6.75%, 11/05/19	100,000	108,648
6.625%, 7/14/20	100,000	108,786

		217,434

Ecuador — 3.4%
Ecuador Government International Bond, 144A 10.50%, 3/24/20	200,000	210,000

Egypt — 1.7%
Egypt Government International Bond, 144A 5.75%, 4/29/20	100,000	100,379

El Salvador — 0.4%
El Salvador Government International Bond, 144A 7.65%, 6/15/35	30,000	26,021

Hungary — 4.7%
Hungary Government International Bond 6.375%, 3/29/21	50,000	56,285
5.75%, 11/22/23	70,000	78,244
5.375%, 3/25/24	106,000	116,666
7.625%, 3/29/41	26,000	36,653

		287,848

Indonesia — 4.3%
Indonesia Government International Bond, 144A 8.50%, 10/12/35	100,000	140,251
6.625%, 2/17/37	100,000	120,249

		260,500

Kazakhstan — 3.0%
Kazakhstan Government International Bond, 144A 4.875%, 10/14/44	200,000	184,442

Lebanon — 0.8%
Lebanon Government International Bond GMTN, 6.375%, 3/09/20	50,000	49,737

	Principal Amount	Value
Lithuania — 1.9%
Lithuania Government International Bond, 144A 7.375%, 2/11/20	$100,000	$114,650

Mexico — 5.5%
Mexico Government International Bond 3.625%, 3/15/22	100,000	100,000
4.00%, 10/02/23	30,000	30,000
Series A MTN, 6.75%, 9/27/34	10,000	11,775
MTN, 4.75%, 3/08/44	160,000	142,400
5.55%, 1/21/45	35,000	34,956
5.75%, 10/12/10	20,000	18,050

		337,181

Panama — 3.7%
Panama Government International Bond 5.20%, 1/30/20	100,000	107,750
6.70%, 1/26/36	95,000	117,087

		224,837

Peru — 5.3%
Peruvian Government International Bond 7.35%, 7/21/25 (a)	100,000	129,375
8.75%, 11/21/33	75,000	110,625
5.625%, 11/18/50	75,000	85,687

		325,687

Philippines — 5.4%
Philippine Government International Bond 10.625%, 3/16/25	125,000	194,079
9.50%, 2/02/30	85,000	134,527

		328,606

Poland — 4.9%
Poland Government International Bond 6.375%, 7/15/19	50,000	55,694
5.125%, 4/21/21	70,000	76,809
5.00%, 3/23/22	50,000	54,778
3.00%, 3/17/23	40,000	39,417
4.00%, 1/22/24	70,000	72,384

		299,082

Qatar — 4.4%
Qatar Government International Bond, 144A 9.75%, 6/15/30	90,000	140,912
6.40%, 1/20/40	100,000	126,787

		267,699

Romania — 3.0%
Romanian Government International Bond, 144A 4.375%, 8/22/23	10,000	10,344
4.875%, 1/22/24	86,000	91,686
6.125%, 1/22/44	70,000	83,552

		185,582

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

November 30, 2016 (Unaudited)

	Principal Amount	Value
Russia — 5.9%
Russian Foreign Bond — Eurobond, 144A 4.875%, 9/16/23	$200,000	$210,755
12.75%, 6/24/28	90,000	151,827

		362,582

South Africa — 5.1%
South Africa Government International Bond 5.50%, 3/09/20	100,000	106,369
4.665%, 1/17/24	205,000	206,988

		313,357

Sri Lanka — 1.7%
Sri Lanka Government International Bond, 144A 6.25%, 10/04/20	100,000	104,130

Turkey — 5.3%
Turkey Government International Bond 7.00%, 6/05/20	70,000	75,333
7.375%, 2/05/25	55,000	60,595
11.875%, 1/15/30	20,000	30,224
8.00%, 2/14/34	80,000	91,810
7.25%, 3/05/38	60,000	64,119

		322,081

Ukraine — 5.2%
Ukraine Government International Bond, 144A 7.75%, 9/01/20	120,000	114,484
7.75%, 9/01/21	100,000	94,065
7.75%, 9/01/24	120,000	109,106

		317,655

	Principal Amount	Value
Uruguay — 4.6%
Uruguay Government International Bond 4.50%, 8/14/24 (a)	$15,000	$15,660
7.625%, 3/21/36	90,000	113,778
5.10%, 6/18/50	165,000	148,088

		277,526

Venezuela — 1.6%
Venezuela Government International Bond 9.25%, 9/15/27	200,000	98,000

TOTAL SOVEREIGN BONDS (Cost $5,952,818)		5,852,410

SECURITIES LENDING COLLATERAL — 2.6%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (b)(c) (Cost $161,340)	161,340	161,340

TOTAL INVESTMENTS — 98.5% (Cost $6,114,158)†		$6,013,750
Other assets and liabilities, net — 1.5%		89,208

NET ASSETS — 100.0%		$6,102,958

†	The cost for federal income tax purposes was $6,182,481. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $168,731. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $111,229 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $279,960.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $155,001, which is 2.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2016, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	USD	2	$433,625	3/31/2017	$(13)
5-Year U.S. Treasury Note	USD	13	1,531,969	3/31/2017	102
10-Year Ultra U.S. Treasury Note	USD	4	537,750	3/22/2017	35
10-Year U.S. Treasury Note	USD	13	1,618,703	3/22/2017	203
Ultra Long U.S. Treasury Bond	USD	1	161,406	3/22/2017	94
U.S. Treasury Long Bond	USD	9	1,361,531	3/22/2017	0

			$5,644,984		$421

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

November 30, 2016 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (d)	$—	$5,852,410	$—	$5,852,410
Short-Term Investments	161,340	—	—	161,340
Derivatives (e)
Futures Contracts	434	—	—	434

TOTAL	$161,774	$5,852,410	$—	$6,014,184

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(13)	$—	$—	$(13)

TOTAL	$(13)	$—	$—	$(13)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF

November 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 96.7%
Basic Materials — 6.0%
Chemicals — 2.6%
Hexion, Inc. 8.875%, 2/01/18	$129,000	$125,453
Huntsman International LLC 4.875%, 11/15/20	106,000	109,445

		234,898

Mining — 3.4%
Anglo American Capital PLC, 144A 9.375%, 4/08/19	120,000	136,740
Freeport-McMoRan, Inc. 3.10%, 3/15/20 (a)	115,000	113,562
Teck Resources Ltd. 3.75%, 2/01/23 (a)	70,000	66,763

		317,065

Communications — 20.9%
Advertising — 0.6%
Lamar Media Corp. 5.875%, 2/01/22	50,000	51,625

Internet — 0.9%
Netflix, Inc. 5.875%, 2/15/25	80,000	85,809

Media — 9.2%
Cablevision Systems Corp. 7.75%, 4/15/18	133,000	140,149
CCO Holdings LLC / CCO Holdings Capital Corp. 5.375%, 5/01/25, 144A	80,000	81,500
5.75%, 2/15/26, 144A	40,000	41,200
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	60,000	59,100
CSC Holdings LLC 6.75%, 11/15/21	111,000	116,966
DISH DBS Corp. 5.00%, 3/15/23	155,000	153,450
Nexstar Broadcasting, Inc. 6.875%, 11/15/20	164,000	169,330
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	21,000	21,499
Sirius XM Radio, Inc. 6.00%, 7/15/24, 144A	35,000	36,487
5.375%, 7/15/26, 144A	30,000	29,850

		849,531

Telecommunications — 10.2%
CenturyLink, Inc. 6.75%, 12/01/23	65,000	65,244
CommScope Technologies Finance LLC, 144A 6.00%, 6/15/25	26,000	27,235
Frontier Communications Corp. 7.125%, 1/15/23	73,000	63,692
11.00%, 9/15/25	60,000	60,375
Hughes Satellite Systems Corp., 144A 5.25%, 8/01/26	45,000	42,694

	Principal Amount	Value
Telecommunications (Continued)
Intelsat Jackson Holdings SA, 144A 8.00%, 2/15/24	$100,000	$101,250
Level 3 Communications, Inc. 5.75%, 12/01/22	151,000	154,775
Sprint Communications, Inc. 7.00%, 8/15/20	71,000	73,840
Sprint Corp. 7.625%, 2/15/25 (a)	100,000	101,875
T-Mobile USA, Inc. 6.633%, 4/28/21	244,000	255,285

		946,265

Consumer, Cyclical — 14.7%
Airlines — 1.1%
American Airlines Group, Inc., 144A 5.50%, 10/01/19	95,000	97,494

Auto Manufacturers — 2.4%
General Motors Co. 4.875%, 10/02/23	133,000	139,165
General Motors Financial Co., Inc. 4.00%, 1/15/25	88,000	85,689

		224,854

Auto Parts & Equipment — 1.6%
ZF North America Capital, Inc., 144A 4.75%, 4/29/25	150,000	150,844

Entertainment — 2.0%
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/01/20	90,000	94,950
Regal Entertainment Group 5.75%, 3/15/22	88,000	92,620

		187,570

Home Builders — 1.0%
PulteGroup, Inc. 5.00%, 1/15/27	100,000	94,500

Lodging — 2.8%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21	151,000	155,915
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 5.50%, 3/01/25 (a)	99,000	97,886

		253,801

Retail — 3.8%
1011778 BC ULC / New Red Finance, Inc., 144A 6.00%, 4/01/22	21,000	21,945
Dollar Tree, Inc. 5.75%, 3/01/23	98,000	105,105
L Brands, Inc. 5.625%, 2/15/22	111,000	117,799
Rite Aid Corp., 144A 6.125%, 4/01/23	99,000	106,192

		351,041

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

November 30, 2016 (Unaudited)

	Principal Amount	Value
Consumer, Non-cyclical — 13.7%
Commercial Services — 1.9%
ADT Corp. 3.50%, 7/15/22	$41,000	$38,847
Hertz Corp. 6.75%, 4/15/19	23,000	23,280
RR Donnelley & Sons Co. 6.00%, 4/01/24	45,000	40,838
United Rentals North America, Inc. 5.50%, 7/15/25	71,000	71,799

		174,764

Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co. 4.70%, 5/19/21	18,000	18,665

Food — 0.5%
Post Holdings, Inc., 144A 5.00%, 8/15/26	45,000	42,694

Healthcare-Products — 1.2%
Hologic, Inc., 144A 5.25%, 7/15/22	20,000	20,825
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A 5.50%, 4/15/25	105,000	89,775

		110,600

Healthcare-Services — 7.2%
Centene Corp. 5.625%, 2/15/21	100,000	103,250
CHS/Community Health Systems, Inc. 6.875%, 2/01/22	87,000	58,453
DaVita Inc. 5.00%, 5/01/25	40,000	39,100
Fresenius Medical Care US Finance II, Inc., 144A 5.875%, 1/31/22	155,000	172,050
HCA, Inc. 7.50%, 2/15/22	133,000	148,295
HealthSouth Corp. 5.75%, 11/01/24	45,000	45,337
Tenet Healthcare Corp. 8.125%, 4/01/22	80,000	73,600
6.75%, 6/15/23	35,000	30,013

		670,098

Pharmaceuticals — 2.7%
Endo Finance LLC, 144A 5.75%, 1/15/22	83,000	75,219
Valeant Pharmaceuticals International, 144A 6.375%, 10/15/20	204,000	174,420

		249,639

Energy — 12.0%
Oil & Gas — 9.0%
Antero Resources Corp. 5.375%, 11/01/21	102,000	105,187

	Principal Amount	Value
Oil & Gas (Continued)
California Resources Corp. 5.50%, 9/15/21	$3,000	$1,950
8.00%, 12/15/22, 144A	68,000	54,740
Cenovus Energy, Inc. 5.70%, 10/15/19	65,000	69,191
Chesapeake Energy Corp., 144A 8.00%, 12/15/22 (a)	67,000	69,512
Concho Resources, Inc. 5.50%, 4/01/23	106,000	109,514
Denbury Resources, Inc. 5.50%, 5/01/22	93,000	76,493
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/01/20	88,000	74,166
Marathon Oil Corp. 5.90%, 3/15/18	30,000	31,276
Range Resources Corp., 144A 5.00%, 3/15/23	89,000	85,663
Whiting Petroleum Corp. 5.75%, 3/15/21 (a)	91,000	90,090
WPX Energy, Inc. 8.25%, 8/01/23	55,000	60,913

		828,695

Pipelines — 3.0%
Energy Transfer Equity LP 5.875%, 1/15/24	21,000	21,630
Sabine Pass Liquefaction LLC 5.75%, 5/15/24	100,000	106,000
5.625%, 3/01/25	26,000	27,202
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/19	45,000	45,675
Williams Cos., Inc. 4.55%, 6/24/24 (a)	80,000	78,400

		278,907

Financial — 9.9%
Banks — 1.7%
Royal Bank of Scotland Group PLC 6.125%, 12/15/22	155,000	160,807

Diversified Financial Services — 4.7%
Ally Financial, Inc. 3.50%, 1/27/19	85,000	85,213
4.125%, 2/13/22	40,000	39,200
CIT Group, Inc. 3.875%, 2/19/19	40,000	40,800
5.00%, 8/15/22	39,000	40,706
Discover Financial Services 3.75%, 3/04/25	50,000	48,637
International Lease Finance Corp. 4.625%, 4/15/21	35,000	36,400
Navient Corp. 5.875%, 10/25/24	94,000	87,420
Springleaf Finance Corp. 7.75%, 10/01/21	50,000	50,563

		428,939

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

November 30, 2016 (Unaudited)

	Principal Amount	Value
Real Estate — 0.5%
Howard Hughes Corp., 144A 6.875%, 10/01/21	$40,000	$42,376

Real Estate Investment Trusts — 3.0%
DuPont Fabros Technology LP 5.875%, 9/15/21	60,000	62,662
Equinix, Inc. 5.375%, 4/01/23	82,000	84,563
Iron Mountain, Inc. 5.75%, 8/15/24	88,000	89,742
VEREIT Operating Partnership LP 4.875%, 6/01/26	40,000	41,150

		278,117

Industrial — 10.1%
Aerospace/Defense — 1.2%
Arconic, Inc. 5.125%, 10/01/24 (a)	93,000	95,325
TransDigm, Inc. 6.00%, 7/15/22	20,000	20,700

		116,025

Building Materials — 0.7%
Masco Corp. 7.125%, 3/15/20	40,000	45,400
Standard Industries Inc/NJ, 144A 5.375%, 11/15/24	18,000	18,405

		63,805

Engineering & Construction — 1.9%
AECOM 5.75%, 10/15/22	75,000	78,937
SBA Communications Corp., 144A 4.875%, 9/01/24	100,000	96,625

		175,562

Environmental Control — 0.4%
Covanta Holding Corp. 5.875%, 3/01/24	40,000	39,100

Machinery-Diversified — 0.6%
CNH Industrial Capital LLC 3.875%, 7/16/18	55,000	55,756

Miscellaneous Manufacturing — 2.2%
Bombardier, Inc., 144A 7.75%, 3/15/20	100,000	101,375
Gates Global LLC / Gates Global Co., 144A 6.00%, 7/15/22	105,000	100,800

		202,175

Packaging & Containers — 2.4%
Berry Plastics Corp. 5.125%, 7/15/23	62,000	62,853
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	18,000	18,315

	Principal Amount	Value
Packaging & Containers (Continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/20	$133,000	$136,990

		218,158

Transportation — 0.7%
XPO Logistics, Inc., 144A 6.50%, 6/15/22	60,000	62,325

Technology — 5.1%
Computers — 0.9%
NCR Corp. 6.375%, 12/15/23	84,000	88,620

Semiconductors — 0.6%
Micron Technology, Inc. 5.50%, 2/01/25	55,000	54,312

Software — 3.6%
BMC Software Finance, Inc., 144A 8.125%, 7/15/21	110,000	99,550
First Data Corp., 144A 6.75%, 11/01/20	82,000	85,262
Open Text Corp., 144A 5.625%, 1/15/23	142,000	145,195

		330,007

Utilities — 4.3%
Electric — 3.2%
AES Corp. 7.375%, 7/01/21	119,000	131,198
Calpine Corp. 5.75%, 1/15/25	60,000	57,525
FirstEnergy Corp. 4.25%, 3/15/23	102,000	105,883

		294,606

Gas — 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.875%, 8/20/26	100,000	99,969

TOTAL CORPORATE BONDS (Cost $9,036,911)		8,930,018

	Number of Shares
SECURITIES LENDING COLLATERAL — 4.6%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (b)(c) (Cost $421,288)	421,288	421,288

TOTAL INVESTMENTS — 101.3% (Cost $9,458,199)†		$9,351,306
Other assets and liabilities, net — (1.3%)		(118,169)

NET ASSETS — 100.0%		$9,233,137

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

November 30, 2016 (Unaudited)

†	The cost for federal income tax purposes was $9,527,581. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $176,275. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $187,831 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $364,106.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $409,286, which is 4.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2016, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	USD	6	$1,300,875	3/31/2017	$(37)
5-Year U.S. Treasury Note	USD	36	4,242,375	3/31/2017	281
10-Year Ultra U.S. Treasury Note	USD	1	134,438	3/22/2017	9
10-Year U.S. Treasury Note	USD	24	2,988,375	3/22/2017	375

			$8,666,063		$628

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open future contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$8,930,018	$—	$8,930,018
Short-Term Investments	421,288	—	—	421,288
Derivatives (e)
Futures Contracts	665	—	—	665

TOTAL	$421,953	$8,930,018	$—	$9,351,971

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(37)	$—	$—	$(37)

TOTAL	$(37)	$—	$—	$(37)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF

November 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 95.4%
Basic Materials — 2.1%
Chemicals — 1.4%
Dow Chemical Co. 7.375%, 11/01/29	$50,000	$65,329

Mining — 0.7%
BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	25,000	27,891
Rio Tinto Finance USA PLC 3.50%, 3/22/22	7,000	7,277

		35,168

Communications — 13.9%
Internet — 0.5%
Amazon.com, Inc. 4.80%, 12/05/34	20,000	21,829

Media — 4.6%
Comcast Corp. 4.20%, 8/15/34	95,000	97,136
Time Warner Cable LLC 5.50%, 9/01/41	45,000	45,071
Time Warner, Inc. 3.60%, 7/15/25	40,000	39,640
Walt Disney Co., MTN 2.35%, 12/01/22	40,000	39,645

		221,492

Telecommunications — 8.8%
AT&T, Inc. 2.45%, 6/30/20	18,000	17,842
3.40%, 5/15/25	18,000	17,324
5.35%, 9/01/40	3,000	3,038
4.80%, 6/15/44	45,000	42,330
4.55%, 3/09/49, 144A	25,000	22,418
Cisco Systems, Inc. 5.50%, 1/15/40	40,000	48,686
Motorola Solutions, Inc. 3.75%, 5/15/22	40,000	40,126
Verizon Communications, Inc. 4.50%, 9/15/20	100,000	107,139
4.40%, 11/01/34	75,000	73,274
Vodafone Group PLC 2.95%, 2/19/23	55,000	53,649

		425,826

Consumer, Cyclical — 5.1%
Auto Manufacturers — 1.5%
Ford Motor Co. 4.75%, 1/15/43	50,000	46,932
Toyota Motor Credit Corp., MTN 2.15%, 3/12/20	25,000	24,964

		71,896

Retail — 3.6%
CVS Health Corp. 3.875%, 7/20/25	45,000	46,253
Target Corp. 4.00%, 7/01/42	45,000	44,323

	Principal Amount	Value
Retail (Continued)
Walgreens Boots Alliance, Inc. 2.60%, 6/01/21	$30,000	$29,886
Wal-Mart Stores, Inc. 6.20%, 4/15/38	39,000	51,495

		171,957

Consumer, Non-cyclical — 19.3%
Agriculture — 1.4%
Altria Group, Inc. 4.00%, 1/31/24	65,000	68,764

Beverages — 2.7%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/01/21	40,000	40,177
3.65%, 2/01/26	27,000	27,263
4.625%, 2/01/44	40,000	41,421
PepsiCo, Inc. 2.15%, 10/14/20	10,000	10,015
4.45%, 4/14/46	10,000	10,528

		129,404

Biotechnology — 1.5%
Amgen, Inc., 144A 4.663%, 6/15/51	46,000	45,062
Gilead Sciences, Inc. 4.75%, 3/01/46	25,000	25,752

		70,814

Cosmetics/Personal Care — 1.4%
Procter & Gamble Co. 5.55%, 3/05/37	50,000	65,756

Food — 2.8%
JM Smucker Co. 3.50%, 10/15/21	50,000	52,036
Kellogg Co. 4.00%, 12/15/20	40,000	42,356
Kraft Heinz Foods Co. 6.50%, 2/09/40	35,000	43,136

		137,528

Healthcare-Products — 1.5%
Medtronic, Inc. 3.625%, 3/15/24	50,000	51,991
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/45	20,000	18,939

		70,930

Healthcare-Services — 2.3%
Laboratory Corp. of America Holdings 3.60%, 2/01/25	65,000	64,927
UnitedHealth Group, Inc. 4.75%, 7/15/45	40,000	44,080

		109,007

Pharmaceuticals — 5.7%
AbbVie, Inc. 4.70%, 5/14/45	75,000	73,865
Actavis Funding SCS 3.00%, 3/12/20	50,000	50,750

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2016 (Unaudited)

	Principal Amount	Value
Pharmaceuticals (Continued)
AstraZeneca PLC 6.45%, 9/15/37	$20,000	$25,835
GlaxoSmithKline Capital PLC 2.85%, 5/08/22	40,000	40,289
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	60,000	60,014
Johnson & Johnson 5.95%, 8/15/37	20,000	26,504

		277,257

Energy — 9.8%
Oil & Gas — 5.9%
Apache Corp. 5.10%, 9/01/40	40,000	40,342
BP Capital Markets PLC 3.814%, 2/10/24	40,000	41,409
Phillips 66 4.30%, 4/01/22	60,000	64,733
Shell International Finance BV 4.55%, 8/12/43	65,000	65,554
Total Capital International SA 3.70%, 1/15/24	70,000	72,745

		284,783

Oil & Gas Services — 1.1%
Schlumberger Investment SA 3.65%, 12/01/23	50,000	51,960

Pipelines — 2.8%
Enbridge, Inc. 4.00%, 10/01/23	35,000	35,175
Enterprise Products Operating LLC 5.10%, 2/15/45	45,000	44,833
Williams Partners LP / ACMP Finance Corp. 4.875%, 3/15/24	55,000	55,504

		135,512

Financial — 31.7%
Banks — 25.4%
Bank of America Corp., MTN 3.30%, 1/11/23	140,000	140,245
Bank of Nova Scotia 4.50%, 12/16/25	25,000	25,478
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC, MTN 3.25%, 3/03/23	40,000	40,591
Capital One Financial Corp. 3.20%, 2/05/25	36,000	35,069
Citigroup, Inc. 2.40%, 2/18/20	40,000	39,938
5.30%, 5/06/44	40,000	42,662
Cooperatieve Rabobank UA 4.50%, 1/11/21	70,000	75,465
Credit Suisse AG/New York NY, MTN 5.40%, 1/14/20	100,000	106,727
Goldman Sachs Group, Inc. 3.50%, 1/23/25	50,000	49,873
5.95%, 1/15/27	35,000	39,750
MTN, 4.80%, 7/08/44	40,000	41,903

	Principal Amount	Value
Banks (Continued)
HSBC Holdings PLC 5.10%, 4/05/21	$75,000	$81,029
4.00%, 3/30/22	40,000	41,426
JPMorgan Chase & Co. 3.875%, 9/10/24	50,000	50,680
3.125%, 1/23/25	37,000	36,331
5.60%, 7/15/41	45,000	53,164
Morgan Stanley GMTN, 3.70%, 10/23/24	45,000	45,649
GMTN, 4.35%, 9/08/26	40,000	40,984
4.30%, 1/27/45	40,000	39,775
PNC Financial Services Group, Inc. 3.30%, 3/08/22	30,000	31,015
Royal Bank of Canada, MTN 2.35%, 10/30/20	22,000	21,972
US Bancorp, MTN 4.125%, 5/24/21	12,000	12,914
Wells Fargo & Co. 4.125%, 8/15/23	40,000	41,476
3.00%, 10/23/26	50,000	47,904
5.606%, 1/15/44	35,000	39,862

		1,221,882

Diversified Financial Services — 1.5%
Synchrony Financial 4.25%, 8/15/24	40,000	40,708
Visa, Inc. 3.15%, 12/14/25	30,000	30,073

		70,781

Insurance — 2.7%
American International Group, Inc. 4.50%, 7/16/44	50,000	48,744
Berkshire Hathaway, Inc. 3.125%, 3/15/26	30,000	29,800
Chubb INA Holdings, Inc. 2.875%, 11/03/22	50,000	50,484

		129,028

Real Estate Investment Trusts — 2.1%
American Tower Corp. 5.00%, 2/15/24	40,000	43,073
HCP, Inc. 5.375%, 2/01/21	55,000	60,291

		103,364

Industrial — 5.6%
Aerospace/Defense — 1.8%
Lockheed Martin Corp. 4.70%, 5/15/46	20,000	21,686
United Technologies Corp. 3.10%, 6/01/22	65,000	66,762

		88,448

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc. 3.803%, 8/15/42	20,000	19,373

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2016 (Unaudited)

	Principal Amount	Value
Miscellaneous Manufacturing — 2.5%
General Electric Co. 2.70%, 10/09/22	$40,000	$40,164
MTN, 5.875%, 1/14/38	65,000	81,545

		121,709

Transportation — 0.9%
United Parcel Service, Inc. 3.125%, 1/15/21	40,000	41,557

Technology — 6.7%
Computers — 2.6%
Apple, Inc. 2.00%, 5/06/20	17,000	17,007
3.20%, 5/13/25	17,000	17,203
4.375%, 5/13/45	18,000	18,450
HP, Inc. 4.30%, 6/01/21	70,000	73,570

		126,230

Semiconductors — 0.9%
Intel Corp. 3.70%, 7/29/25	40,000	42,180

	Principal Amount	Value
Software — 3.2%
Microsoft Corp. 3.50%, 2/12/35	$85,000	$81,553
Oracle Corp. 4.30%, 7/08/34	73,000	75,241

		156,794

Utilities — 1.2%
Electric — 1.2%
Pacific Gas & Electric Co. 6.05%, 3/01/34	45,000	56,141

TOTAL CORPORATE BONDS (Cost $4,688,155)		4,592,699

TOTAL INVESTMENTS — 95.4% (Cost $4,688,155)†		$4,592,699
Other assets and liabilities, net — 4.6%		222,615

NET ASSETS — 100.0%		$4,815,314

†	The cost for federal income tax purposes was $4,707,932. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $115,233. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,348 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $125,581.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2016, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	USD	2	$433,625	3/31/2017	$(12)
5-Year U.S. Treasury Note	USD	10	1,178,437	3/31/2017	78
10-Year Ultra U.S. Treasury Note	USD	3	403,313	3/22/2017	26
10-Year U.S. Treasury Note	USD	10	1,245,156	3/22/2017	156
Ultra Long U.S. Treasury Bond	USD	2	322,813	3/22/2017	188
U.S. Treasury Long Bond	USD	8	1,210,250	3/22/2017	0

			$4,793,594		$436

Currency Abbreviations

USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2016 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$4,592,699	$—	$4,592,699
Derivatives (b)
Futures Contracts	448	—	—	448

TOTAL	$448	$4,592,699	$—	$4,593,147

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(12)	$—	$—	$(12)

TOTAL	$(12)	$—	$—	$(12)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

November 30, 2016 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS — 96.6%
Arizona — 3.5%
Arizona Department of Transportation State Highway Fund, Fuel Sales Tax Revenue, Prerefund Sub-Series A 5.00%, 7/01/29	$570,000	$661,588
Arizona Department of Transportation State Highway Fund, Fuel Sales Tax Revenue, Sub-Series A 5.00%, 7/01/29	1,430,000	1,627,283

		2,288,871

California — 17.9%
Bay Area Toll Authority, 5.00%, 10/01/54	2,350,000	2,526,250
City of San Francisco CA Public Utilities Commission, Water Revenue 5.00%, 11/01/43	1,500,000	1,668,315
City of San Francisco Public Utilities Commission, Water Revenue, 5.00%, 11/01/35	100,000	111,221
Los Angeles Department of Water & Power, Series A, 5.00%, 7/01/46	500,000	557,930
Los Angeles Department of Water, Water Revenue, Series A, 5.00%, 7/01/41	3,000,000	3,359,970
M-S-R Energy Authority, Natural Gas Revenue, Series B, 6.125%, 11/01/29	100,000	119,482
Series A, 6.50%, 11/01/39	500,000	645,460
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/01/43	600,000	640,866
San Francisco City & County Airport Commission—San Francisco International, Port, Airport and Marina Revenue, Series C, 5.00%, 5/01/46	1,350,000	1,474,997
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A, 5.00%, 11/01/33	300,000	335,829

		11,440,320

Colorado — 0.3%
City & County of Denver Airport System, Private Airport & Marina Revenue, Series B, 5.00%, 11/15/32	100,000	111,996
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A, 5.00%, 11/01/26	50,000	57,416

		169,412

Connecticut — 0.2%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue, Series A, 5.00%, 10/01/33	145,000	162,703

	Principal Amount	Value
District of Columbia — 2.4%
District of Columbia Water & Sewer Authority, Water Revenue, Sub Lien, Series C, 5.00%, 10/01/44	$630,000	$697,435
District of Columbia, Income Tax Revenue, Series C, 5.00%, 12/01/35	750,000	839,122

		1,536,557

Florida — 4.5%
County of Miami-Dade Aviation, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/01/30	50,000	54,672
5.00%, 10/01/36	700,000	743,267
County of Miami-Dade FL Transit System, Sales Tax Revenue, 5.00%, 7/01/42	1,200,000	1,281,084
County of Miami-Dade Transit System, Sales Tax Revenue, 5.00%, 7/01/37	50,000	54,469
County of Miami-Dade Water & Sewer System, Water Revenue, INS: AGM, 5.00%, 10/01/39	500,000	546,730
Orlando-Orange Country Expressway Authority 5.00%, 7/01/35	200,000	220,222

		2,900,444

Georgia — 2.1%
City of Atlanta GA Water & Wastewater Revenue 5.00%, 11/01/40	1,100,000	1,210,968
County of DeKalb Water & Sewerage, Water Revenue, Series A, 5.25%, 10/01/41	110,000	123,429

		1,334,397

Illinois — 4.4%
City of Springfield IL Electric Revenue 4.00%, 3/01/40	1,600,000	1,604,384
Northern Illinois Municipal Power Agency, Electric, Power and Light Revenue, Series A, 5.00%, 12/01/41	1,125,000	1,203,581

		2,807,965

Indiana — 4.9%
Indiana Finance Authority, Sewer Revenue, Series A, 5.00%, 10/01/41	700,000	770,840
Indiana Municipal Power Agency 5.00%, 1/01/42	2,200,000	2,390,102

		3,160,942

Louisiana — 2.0%
New Orleans Aviation Board, Series A, 5.00%, 1/01/45	1,200,000	1,266,048

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2016 (Unaudited)

	Principal Amount	Value
Massachusetts — 4.1%
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, 5.00%, 6/01/44	$1,100,000	$1,224,927
Massachusetts School Building Authority, Sales Tax Revenue, Series A, 5.00%, 8/15/26	200,000	228,856
Series B, 5.00%, 8/15/28	505,000	574,786
Series B, 5.00%, 8/15/29	520,000	590,075

		2,618,644

New Jersey — 5.0%
New Jersey State Turnpike Authority, Highway Tolls Revenue, Series A, 5.00%, 1/01/43	700,000	763,966
Series E, 5.00%, 1/01/45	2,225,000	2,402,889

		3,166,855

New York — 21.3%
Long Island Power Authority, 5.00%, 9/01/44	700,000	766,738
Metropolitan Transportation Authority, New York Transit Revenue, Series A, 5.00%, 11/15/38	100,000	110,058
Sub-Series A-1, 5.00%, 11/15/45	1,300,000	1,410,942
Metropolitan Transportation Authority, Transit Revenue, Sub-Series D-1, 5.25%, 11/15/44	1,000,000	1,125,060
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series I, 5.00%, 5/01/38	390,000	436,437
Sub-Series A-1, 5.00%, 11/01/38	1,160,000	1,307,830
Series F-1, 5.00%, 5/01/39	350,000	389,393
Sub-Series B-1, 5.00%, 8/01/39	600,000	679,446
New York City Water & Sewer System, Water Revenue, Series GG, 5.00%, 6/15/39	150,000	166,838
Series BB, 5.00%, 6/15/44	240,000	266,952
Series CC, 5.00%, 6/15/45	225,000	249,480
Series FF, 5.00%, 6/15/45	300,000	331,872
Series BB, 5.00%, 6/15/47	1,950,000	2,175,420
New York Liberty Development Corp., Class 1, 5.00%, 9/15/40	530,000	590,266
Port Authority of New York & New Jersey 5.00%, 10/15/41	1,100,000	1,222,243
Utility Debt Securitization Authority, New York Restructuring, Series TE, 5.00%, 12/15/41	2,100,000	2,369,052

		13,598,027

Pennsylvania — 2.8%
Pennsylvania Turnpike Commission, Highway Tolls Revenue, Series C, 5.00%, 12/01/44	520,000	565,328
Series A-1, 5.00%, 12/01/46	1,100,000	1,186,251

		1,751,579

	Principal Amount	Value
South Carolina — 3.4%
South Carolina Public Service Authority, Series C, 5.00%, 12/01/46	$1,000,000	$1,088,620
Series E, 5.00%, 12/01/48	1,000,000	1,091,800

		2,180,420

Texas — 14.3%
Central Texas Regional Mobility Authority, Series A, 5.00%, 1/01/45	1,000,000	1,069,030
City of Houston Combined Utility System, Water Revenue, Series B, 5.00%, 11/15/36	1,000,000	1,129,680
City of Houston TX Combined Utility System Revenue, Series B, 5.00%, 11/15/35	1,000,000	1,132,380
Dallas Area Rapid Transit, Series A, 5.00%, 12/01/46	1,600,000	1,781,360
Dallas/Fort Worth International Airport, Private Airport & Marina Revenue, Series H, AMT, 5.00%, 11/01/37	300,000	317,661
Series C, 5.00%, 11/01/45	350,000	372,158
Midland County Fresh Water Supply District No. 1, Midland Projects, Water Revenue, Series A, 5.00%, 9/15/40	1,000,000	1,099,420
Texas Transportation Commission, Highway Tolls Revenue, Series A, 5.00%, 8/15/41	900,000	977,022
Texas Water Development Board, Series A, 5.00%, 10/15/45	1,100,000	1,224,014

		9,102,725

Virginia — 0.9%
Virginia Small Business Financing Authority, Highway Tolls Revenue, Elizabeth River Crossings, AMT, 6.00%, 1/01/37	500,000	562,370

Washington — 2.6%
Central Puget Sound Regional Transit Authority, Series S1, 5.00%, 11/01/45	1,100,000	1,219,229
Port of Seattle, Private Airport & Marina Revenue, Series A, 5.00%, 8/01/31	400,000	447,456

		1,666,685

TOTAL MUNICIPAL BONDS (Cost $64,369,015)		61,714,964

TOTAL INVESTMENTS — 96.6% (Cost $64,369,015)†		$61,714,964
Other assets and liabilities, net — 3.4%		2,156,576

NET ASSETS — 100.0%		$63,871,540

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2016 (Unaudited)

†	The cost for federal income tax purposes was $64,369,015. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $2,654,051. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $376,381 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,030,432.

AGM:	Assured Guaranty Municipal Corp
AMT:	Alternative Minimum Tax
INS:	Insured

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$61,714,964	$—	$61,714,964

TOTAL	$—	$61,714,964	$—	$61,714,964

(a)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.8%
Australia — 4.8%
Amcor Ltd.	1,436	$15,249
ASX Ltd.	241	8,660
Aurizon Holdings Ltd.	2,546	9,363
Bendigo & Adelaide Bank Ltd.	574	5,108
Crown Resorts Ltd.	453	3,927
Flight Centre Travel Group Ltd.	69	1,702
Harvey Norman Holdings Ltd.	688	2,413
Insurance Australia Group Ltd.	3,018	12,458
LendLease Group (a)	685	6,884
Medibank Pvt Ltd.	3,418	6,562
Sonic Healthcare Ltd.	490	7,888
Tabcorp Holdings Ltd.	1,031	3,571
Tatts Group Ltd.	1,815	5,616
Telstra Corp. Ltd.	5,299	19,761
Wesfarmers Ltd.	1,396	43,070
Woodside Petroleum Ltd.	941	20,582

		172,814

Brazil — 1.5%
Ambev SA	6,049	30,674
BB Seguridade Participacoes SA	747	6,248
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	1,924	9,449
CCR SA	1,077	4,684
CETIP SA — Mercados Organizados	155	2,033
Engie Brasil Energia SA	121	1,283
Transmissora Alianca de Energia Eletrica SA	86	472

		54,843

Canada — 12.0%
Bank of Montreal	800	52,724
Bank of Nova Scotia	1,492	82,347
BCE, Inc.	182	7,843
Canadian Imperial Bank of Commerce	490	38,659
CI Financial Corp.	305	6,033
Emera, Inc.	62	2,082
Great-West Lifeco, Inc.	370	9,740
IGM Financial, Inc.	120	3,475
Keyera Corp.	228	6,553
Peyto Exploration & Development Corp.	204	5,021
Power Corp. of Canada	463	10,340
Power Financial Corp.	310	7,828
Rogers Communications, Inc., Class B	449	17,348
Royal Bank of Canada	1,842	119,408
Shaw Communications, Inc., Class B	515	10,079
TELUS Corp.	242	7,559
TransCanada Corp.	1,060	47,606

		434,645

Chile — 0.2%
Banco de Chile	31,696	3,579
Banco Santander Chile	84,163	4,544

		8,123

	Number of Shares	Value
China — 6.1%
Agricultural Bank of China Ltd., Class H	30,477	$12,770
Bank of China Ltd., Class H	98,513	44,834
Belle International Holdings Ltd.	7,832	4,493
China Construction Bank Corp., Class H	104,373	77,777
China Pacific Insurance Group Co. Ltd., Class H	3,264	12,687
Chongqing Changan Automobile Co. Ltd., Class B	1,100	1,659
Country Garden Holdings Co. Ltd.	6,841	3,828
Industrial & Commercial Bank of China Ltd., Class H	91,506	56,037
Jiangsu Expressway Co. Ltd., Class H	1,501	2,001
Longfor Properties Co. Ltd.	1,785	2,294
Sinopec Engineering Group Co. Ltd., Class H	1,529	1,321
Zhejiang Expressway Co. Ltd., Class H	1,855	1,983

		221,684

Czech Republic — 0.1%
Komercni banka as	95	3,142
Moneta Money Bank AS, 144A*	513	1,674

		4,816

Denmark — 0.1%
Tryg A/S	142	2,555

Finland — 2.1%
Elisa OYJ	177	5,557
Fortum OYJ	551	8,000
Metso OYJ	141	3,990
Nokian Renkaat OYJ	143	5,165
Orion OYJ, Class B	128	5,443
Sampo OYJ, Class A	555	24,534
Stora Enso OYJ, Class R	686	6,620
UPM-Kymmene OYJ	663	15,178

		74,487

France — 9.2%
AXA SA	2,403	56,616
Bouygues SA	255	8,648
CNP Assurances	210	3,688
Edenred	260	5,482
Eutelsat Communications SA	215	3,870
Sanofi	1,438	115,997
SCOR SE	200	6,352
TOTAL SA	2,791	132,979

		333,632

Germany — 8.9%
Allianz SE	567	90,020
Axel Springer SE	54	2,316
BASF SE	1,139	97,769
Daimler AG	1,195	79,487
Evonik Industries AG	203	5,660
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	200	36,427
ProSiebenSat.1 Media SE	289	9,904

		321,583

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Hong Kong — 3.2%
BOC Hong Kong Holdings Ltd.	4,593	$17,232
China Everbright Ltd.	1,149	2,320
China Resources Power Holdings Co. Ltd.	2,445	4,022
CLP Holdings Ltd.	2,035	19,900
Hang Lung Properties Ltd.	2,776	6,256
Hang Seng Bank Ltd.	948	17,966
HKT Trust & HKT Ltd. (a)	3,258	4,251
New World Development Co. Ltd.	7,113	7,923
NWS Holdings Ltd.	1,900	3,282
Power Assets Holdings Ltd.	1,719	16,400
Shimao Property Holdings Ltd.	1,465	1,915
Sino Land Co. Ltd.	3,807	5,988
Swire Pacific Ltd., Class A	671	6,683
Yue Yuen Industrial Holdings Ltd.	919	3,312

		117,450

Indonesia — 0.1%
PT Gudang Garam Tbk	600	2,878

Italy — 0.6%
Snam SpA	3,028	11,726
Terna Rete Elettrica Nazionale SpA	1,857	8,054
UnipolSai SpA (b)	1,455	2,776

		22,556

Japan — 1.9%
Canon, Inc.	1,300	37,055
Nissan Motor Co. Ltd.	3,000	27,704
Sony Financial Holdings, Inc.	200	2,885

		67,644

Luxembourg — 0.3%
SES SA FDR	450	9,727

Macau — 0.4%
Sands China Ltd.	3,001	14,780

Malaysia — 0.6%
Alliance Financial Group Bhd	1,300	1,121
Astro Malaysia Holdings Bhd	2,200	1,286
British American Tobacco Malaysia Bhd	200	1,980
DiGi.Com Bhd	4,500	4,907
Malayan Banking Bhd	4,200	7,307
Maxis Bhd	2,400	3,208
MISC Bhd	1,200	1,972

		21,781

Mexico — 0.1%
Kimberly-Clark de Mexico SAB de CV, Class A	1,899	3,331

Netherlands — 0.1%
Boskalis Westminster	114	3,558

New Zealand — 0.4%
Contact Energy Ltd.	890	2,963
Fletcher Building Ltd.	860	6,261
Spark New Zealand Ltd.	2,266	5,833

		15,057

	Number of Shares	Value
Norway — 0.6%
Gjensidige Forsikring ASA	250	$3,999
Orkla ASA	1,012	9,022
Yara International ASA	221	8,177

		21,198

Philippines — 0.0%
Globe Telecom, Inc.	35	1,027

Poland — 0.3%
Bank Handlowy w Warszawie SA	40	640
Bank Pekao SA	194	5,456
Bank Zachodni WBK SA	44	3,063

		9,159

Portugal — 0.2%
EDP — Energias de Portugal SA	2,877	8,315

Qatar — 0.3%
Barwa Real Estate Co.	146	1,235
Masraf Al Rayan QSC	443	4,112
Qatar Electricity & Water Co. QSC	33	1,931
Qatar Islamic Bank SAQ	71	1,938

		9,216

Russia — 2.2%
Gazprom PJSC	14,689	33,848
LUKOIL PJSC	527	26,017
MMC Norilsk Nickel PJSC	69	11,082
Moscow Exchange MICEX-RTS PJSC	1,695	3,106
PhosAgro PJSC, GDR	124	1,705
Rostelecom PJSC	1,086	1,423
Severstal PJSC	259	3,853

		81,034

Singapore — 2.6%
Oversea-Chinese Banking Corp. Ltd.	3,900	$24,706
Singapore Airlines Ltd.	700	4,884
Singapore Exchange Ltd.	1,000	5,093
Singapore Press Holdings Ltd.	2,000	5,232
Singapore Technologies Engineering Ltd.	1,900	4,480
Singapore Telecommunications Ltd.	9,900	26,108
StarHub Ltd.	700	1,407
United Overseas Bank Ltd.	1,600	22,783

		94,693

South Africa — 2.4%
Barclays Africa Group Ltd.	529	5,911
Bidvest Group Ltd.	394	4,557
Coronation Fund Managers Ltd.	278	1,418
FirstRand Ltd.	4,169	14,955
Foschini Group Ltd.	271	2,856
Imperial Holdings Ltd.	191	2,301
Investec Ltd. (b)	310	1,981
Investec PLC	813	5,290
Liberty Holdings Ltd.	138	1,086
Life Healthcare Group Holdings Ltd.	1,156	2,549
MMI Holdings Ltd.	1,237	1,931
Mr Price Group Ltd.	302	3,112

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
South Africa (Continued)
Nedbank Group Ltd.	248	$4,052
RMB Holdings Ltd.	870	3,856
Sibanye Gold Ltd.	912	1,890
Standard Bank Group Ltd.	1,603	17,194
Truworths International Ltd.	577	2,876
Vodacom Group Ltd.	452	4,647
Woolworths Holdings Ltd.	1,222	5,636

		88,098

South Korea — 0.1%
SK Telecom Co. Ltd.	26	5,026

Spain — 0.9%
Enagas SA	282	6,949
Endesa SA	395	8,166
Gas Natural SDG SA	437	7,480
Red Electrica Corp. SA	538	9,579

		32,174

Sweden — 1.5%
Hennes & Mauritz AB, Class B	1,178	34,218
Skanska AB, Class B	424	9,746
Telia Co. AB	3,227	12,128

		56,092

Switzerland — 2.9%
Swiss Prime Site AG	88	7,201
Swiss Re AG	403	37,101
Swisscom AG	32	13,676
Zurich Insurance Group AG	187	49,017

		106,995

Taiwan — 5.8%
Advanced Semiconductor Engineering, Inc.	7,851	8,437
Catcher Technology Co. Ltd.	811	5,890
Cathay Financial Holding Co. Ltd.	10,109	14,875
Cheng Shin Rubber Industry Co. Ltd.	2,386	4,492
Chicony Electronics Co. Ltd.	651	1,534
Chunghwa Telecom Co. Ltd.	4,675	15,768
Compal Electronics, Inc.	5,173	2,946
CTBC Financial Holding Co. Ltd.	21,668	11,897
Delta Electronics, Inc.	2,410	12,098
Far EasTone Telecommunications Co. Ltd.	2,080	4,816
Feng TAY Enterprise Co. Ltd.	409	1,533
First Financial Holding Co. Ltd.	11,684	6,159
Formosa Plastics Corp.	5,102	14,535
Formosa Taffeta Co. Ltd.	865	809
Fubon Financial Holding Co. Ltd.	8,236	12,778
Highwealth Construction Corp.	997	1,495
Hon Hai Precision Industry Co. Ltd.	19,188	49,365
Inventec Corp.	3,094	2,092
MediaTek, Inc.	1,850	12,856
Merida Industry Co. Ltd.	295	1,291
Nanya Technology Corp.	848	1,184
Novatek Microelectronics Corp.	714	2,375
Phison Electronics Corp.	183	1,398
Realtek Semiconductor Corp.	562	1,746

	Number of Shares	Value
Taiwan (Continued)
Siliconware Precision Industries Co. Ltd.	2,696	$4,081
Taiwan Mobile Co. Ltd.	2,120	7,150
Transcend Information, Inc.	237	650
Vanguard International Semiconductor Corp.	1,115	2,102
Yuanta Financial Holding Co. Ltd.	11,773	4,266
Zhen Ding Technology Holding Ltd.	494	993

		211,611

Thailand — 0.7%
Advanced Info Service PCL, NVDR	1,300	5,265
Delta Electronics Thailand PCL, NVDR	600	1,274
Glow Energy PCL, NVDR	600	1,329
Krung Thai Bank PCL, NVDR	4,300	2,121
PTT Global Chemical PCL, NVDR	2,600	4,554
Siam Commercial Bank PCL, NVDR	2,400	9,854

		24,397

Turkey — 0.2%
Eregli Demir ve Celik Fabrikalari TAS	1,727	2,368
Tofas Turk Otomobil Fabrikasi AS	152	948
Tupras Turkiye Petrol Rafinerileri AS	158	3,150
Turkiye Sise ve Cam Fabrikalari AS	874	845

		7,311

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	2,423	4,090
Dubai Islamic Bank PJSC	1,168	1,666
Emirates Telecommunications Group Co. PJSC	1,692	8,592
First Gulf Bank PJSC	1,143	3,610

		17,958

United Kingdom — 24.9%
Aberdeen Asset Management PLC	1,143	3,833
Admiral Group PLC	261	6,208
AstraZeneca PLC	1,568	81,409
BAE Systems PLC	3,934	29,558
Berkeley Group Holdings PLC	162	5,021
British American Tobacco PLC	2,311	127,040
Direct Line Insurance Group PLC	1,698	7,376
G4S PLC	1,918	5,858
GlaxoSmithKline PLC	6,045	113,113
HSBC Holdings PLC	22,786	181,095
ICAP PLC	686	4,179
IMI PLC	335	4,066
Imperial Brands PLC	1,187	50,986
Inmarsat PLC	569	5,058
ITV PLC	4,483	9,423
Legal & General Group PLC	7,378	21,768
Marks & Spencer Group PLC	2,010	8,267
National Grid PLC	4,665	53,302
Old Mutual PLC	6,113	14,525
Pearson PLC	1,018	10,132
Persimmon PLC	382	8,125
Petrofac Ltd.	319	3,171

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Provident Financial PLC	183	$6,674
Rio Tinto Ltd.	526	22,431
Rio Tinto PLC	1,533	57,351
Severn Trent PLC	290	7,936
Sky PLC	1,275	12,459
SSE PLC	1,247	23,014
Standard Life PLC	2,446	10,577
Tate & Lyle PLC	575	4,878
William Hill PLC	1,074	4,049

		902,882

TOTAL COMMON STOCKS (Cost $3,698,585)		3,585,130

PREFERRED STOCKS — 0.4%
Germany — 0.1%
Bayerische Motoren Werke AG	68	4,882

Russia — 0.1%
Surgutneftegas OJSC	8,589	4,178

	Number of Shares	Value
South Korea — 0.2%
Hyundai Motor Co.	29	$2,377
Hyundai Motor Co. — 2nd Preferred	47	3,992

		6,369

TOTAL PREFERRED STOCKS (Cost $15,644)		15,429

SECURITIES LENDING COLLATERAL — 0.2%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (c)(d) (Cost $8,563)	8,563	8,563

TOTAL INVESTMENTS — 99.4% (Cost $3,722,792)†		$3,609,122
Other assets and liabilities, net — 0.6%		21,374

NET ASSETS — 100.0%		$3,630,496

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,731,011. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $121,889. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $116,412 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $238,301.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $8,131, which is 0.2% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

FDR:	Fiduciary Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	12/5/2016	AUD	38,000	USD	28,892	$834
The Bank of New York Mellon	12/5/2016	AUD	1,100	USD	836	24
The Bank of Nova Scotia	12/5/2016	AUD	7,500	USD	5,737	199
The Bank of Nova Scotia	12/5/2016	AUD	191,897	USD	145,890	4,203
The Bank of Nova Scotia	12/5/2016	AUD	63,900	USD	48,580	1,399
RBC Capital Markets	12/5/2016	BRL	3,000	USD	936	51
The Bank of New York Mellon	12/5/2016	BRL	181,379	USD	56,752	3,204
The Bank of Nova Scotia	12/5/2016	BRL	12,211	USD	3,749	144
RBC Capital Markets	12/5/2016	CAD	130,000	USD	97,018	235
The Bank of New York Mellon	12/5/2016	CAD	46,000	USD	34,329	83
The Bank of Nova Scotia	12/5/2016	CAD	105,360	USD	78,623	184

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	CAD	19,100	USD	14,260	$40
The Bank of Nova Scotia	12/5/2016	CAD	230,029	USD	171,654	402
The Bank of Nova Scotia	12/5/2016	CAD	7,500	USD	5,597	13
RBC Capital Markets	12/5/2016	CHF	13,000	USD	13,168	376
The Bank of New York Mellon	12/5/2016	CHF	3,300	USD	3,342	95
The Bank of Nova Scotia	12/5/2016	CHF	2,600	USD	2,660	102
The Bank of Nova Scotia	12/5/2016	CHF	800	USD	810	23
The Bank of Nova Scotia	12/5/2016	CHF	16,900	USD	17,116	486
The Bank of Nova Scotia	12/5/2016	CHF	58,000	USD	58,741	1,670
RBC Capital Markets	12/5/2016	CLP	7,364,000	USD	11,285	395
The Bank of Nova Scotia	12/5/2016	CLP	122,000	USD	187	7
The Bank of Nova Scotia	12/5/2016	CLP	122,000	USD	187	7
The Bank of New York Mellon	12/5/2016	CZK	145,600	USD	5,913	204
The Bank of Nova Scotia	12/5/2016	CZK	44,900	USD	1,760	0
The Bank of Nova Scotia	12/5/2016	DKK	7,000	USD	1,033	35
RBC Capital Markets	12/5/2016	EUR	60,000	USD	65,855	2,245
The Bank of New York Mellon	12/5/2016	EUR	121,500	USD	133,366	4,555
The Bank of Nova Scotia	12/5/2016	EUR	35,000	USD	38,413	1,307
The Bank of Nova Scotia	12/5/2016	EUR	309,529	USD	339,715	11,560
The Bank of Nova Scotia	12/5/2016	EUR	166,236	USD	182,448	6,208
The Bank of Nova Scotia	12/5/2016	EUR	3,000	USD	3,293	112
The Bank of Nova Scotia	12/5/2016	EUR	21,300	USD	23,544	962
RBC Capital Markets	12/5/2016	GBP	175,000	USD	213,787	(5,214)
The Bank of New York Mellon	12/5/2016	GBP	2,600	USD	3,176	(78)
The Bank of Nova Scotia	12/5/2016	GBP	158,606	USD	193,743	(4,741)
The Bank of Nova Scotia	12/5/2016	GBP	23,700	USD	29,046	(613)
The Bank of Nova Scotia	12/5/2016	GBP	421,761	USD	515,198	(12,607)
RBC Capital Markets	12/5/2016	HKD	857,000	USD	110,536	44
The Bank of New York Mellon	12/5/2016	HKD	1,602,200	USD	206,637	68
The Bank of Nova Scotia	12/5/2016	HKD	95,200	USD	12,278	5
The Bank of Nova Scotia	12/5/2016	HKD	339,900	USD	43,835	13
RBC Capital Markets	12/5/2016	HUF	110,000	USD	391	19
RBC Capital Markets	12/5/2016	IDR	57,515,000	USD	4,382	141
The Bank of Nova Scotia	12/5/2016	IDR	7,257,500	USD	552	17
The Bank of Nova Scotia	12/5/2016	IDR	7,257,500	USD	552	17
RBC Capital Markets	12/5/2016	JPY	1,148,000	USD	10,936	898
The Bank of New York Mellon	12/5/2016	JPY	726,100	USD	6,916	567
The Bank of Nova Scotia	12/5/2016	JPY	2,276,000	USD	21,678	1,777
RBC Capital Markets	12/5/2016	KRW	5,238,000	USD	4,569	89
The Bank of Nova Scotia	12/5/2016	KRW	23,368,000	USD	20,355	367
The Bank of Nova Scotia	12/5/2016	MXN	67,900	USD	3,597	299
The Bank of Nova Scotia	12/5/2016	MXN	16,000	USD	848	71
RBC Capital Markets	12/5/2016	MYR	103,000	USD	24,511	1,453
The Bank of Nova Scotia	12/5/2016	MYR	26,500	USD	6,313	380
RBC Capital Markets	12/5/2016	NOK	55,000	USD	6,666	205
The Bank of Nova Scotia	12/5/2016	NOK	223,700	USD	27,110	834
The Bank of Nova Scotia	12/5/2016	NOK	67,500	USD	8,180	252
The Bank of Nova Scotia	12/5/2016	NOK	17,200	USD	2,095	75
The Bank of New York Mellon	12/5/2016	NZD	7,700	USD	5,502	49
The Bank of Nova Scotia	12/5/2016	NZD	600	USD	429	4
The Bank of Nova Scotia	12/5/2016	NZD	900	USD	655	18
The Bank of Nova Scotia	12/5/2016	NZD	9,400	USD	6,716	60
JP Morgan & Chase Co.	12/5/2016	PLN	68,900	USD	17,492	1,100
The Bank of Nova Scotia	12/5/2016	PLN	4,900	USD	1,169	3
The Bank of New York Mellon	12/5/2016	RUB	32,590	USD	508	0
The Bank of Nova Scotia	12/5/2016	RUB	3,903,970	USD	60,952	155

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	12/5/2016	SEK	86,000	USD	9,547	$219
The Bank of New York Mellon	12/5/2016	SEK	591,700	USD	65,679	1,500
The Bank of Nova Scotia	12/5/2016	SEK	19,100	USD	2,137	66
The Bank of Nova Scotia	12/5/2016	SEK	6,700	USD	744	17
The Bank of Nova Scotia	12/5/2016	SEK	7,400	USD	821	19
JP Morgan & Chase Co.	12/5/2016	SGD	28,850	USD	20,729	601
RBC Capital Markets	12/5/2016	SGD	38,000	USD	27,305	794
The Bank of Nova Scotia	12/5/2016	SGD	3,200	USD	2,300	67
The Bank of Nova Scotia	12/5/2016	SGD	44,400	USD	31,909	932
JP Morgan & Chase Co.	12/5/2016	TRY	27,500	USD	8,817	822
RBC Capital Markets	12/5/2016	TWD	1,166,000	USD	36,908	319
The Bank of Nova Scotia	12/5/2016	TWD	6,039,840	USD	191,134	1,605
The Bank of Nova Scotia	12/5/2016	TWD	189,108	USD	6,000	66
JP Morgan & Chase Co.	12/5/2016	USD	16,363	PLN	68,900	30
JP Morgan & Chase Co.	12/5/2016	USD	20,104	SGD	28,850	24
JP Morgan & Chase Co.	12/5/2016	USD	7,985	TRY	27,500	9
RBC Capital Markets	12/5/2016	USD	28,059	AUD	38,000	(2)
RBC Capital Markets	12/5/2016	USD	885	BRL	3,000	1
RBC Capital Markets	12/5/2016	USD	96,683	CAD	130,000	100
RBC Capital Markets	12/5/2016	USD	12,753	CHF	13,000	39
RBC Capital Markets	12/5/2016	USD	10,932	CLP	7,364,000	(43)
RBC Capital Markets	12/5/2016	USD	63,495	EUR	60,000	115
RBC Capital Markets	12/5/2016	USD	218,646	GBP	175,000	355
RBC Capital Markets	12/5/2016	USD	110,484	HKD	857,000	7
RBC Capital Markets	12/5/2016	USD	373	HUF	110,000	0
RBC Capital Markets	12/5/2016	USD	4,233	IDR	57,515,000	8
RBC Capital Markets	12/5/2016	USD	10,076	JPY	1,147,999	(38)
RBC Capital Markets	12/5/2016	USD	4,452	KRW	5,238,000	28
RBC Capital Markets	12/5/2016	USD	23,043	MYR	103,000	16
RBC Capital Markets	12/5/2016	USD	6,461	NOK	55,000	(1)
RBC Capital Markets	12/5/2016	USD	9,317	SEK	86,000	11
RBC Capital Markets	12/5/2016	USD	26,533	SGD	38,000	(21)
RBC Capital Markets	12/5/2016	USD	36,517	TWD	1,166,000	71
RBC Capital Markets	12/5/2016	USD	27,362	ZAR	384,000	(113)
The Bank of New York Mellon	12/5/2016	USD	812	AUD	1,100	0
The Bank of New York Mellon	12/5/2016	USD	53,528	BRL	181,379	20
The Bank of New York Mellon	12/5/2016	USD	34,227	CAD	46,000	19
The Bank of New York Mellon	12/5/2016	USD	3,240	CHF	3,300	8
The Bank of New York Mellon	12/5/2016	USD	5,689	CZK	145,600	19
The Bank of New York Mellon	12/5/2016	USD	128,645	EUR	121,500	166
The Bank of New York Mellon	12/5/2016	USD	3,245	GBP	2,600	9
The Bank of New York Mellon	12/5/2016	USD	206,560	HKD	1,602,200	9
The Bank of New York Mellon	12/5/2016	USD	6,355	JPY	726,100	(6)
The Bank of New York Mellon	12/5/2016	USD	5,444	NZD	7,700	8
The Bank of New York Mellon	12/5/2016	USD	511	RUB	32,590	(3)
The Bank of New York Mellon	12/5/2016	USD	63,947	SEK	591,700	232
The Bank of New York Mellon	12/5/2016	USD	9,657	ZAR	135,900	(14)
The Bank of Nova Scotia	12/5/2016	USD	2,509	AUD	3,300	(72)
The Bank of Nova Scotia	12/5/2016	USD	192,084	AUD	259,997	(115)
The Bank of Nova Scotia	12/5/2016	USD	3,597	BRL	12,211	8
The Bank of Nova Scotia	12/5/2016	USD	266,552	CAD	358,389	262
The Bank of Nova Scotia	12/5/2016	USD	2,691	CAD	3,600	(10)
The Bank of Nova Scotia	12/5/2016	USD	76,879	CHF	78,300	167
The Bank of Nova Scotia	12/5/2016	USD	361	CLP	244,000	0
The Bank of Nova Scotia	12/5/2016	USD	1,824	CZK	44,900	(64)
The Bank of Nova Scotia	12/5/2016	USD	998	DKK	7,000	(1)

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	USD	565,215	EUR	532,766	$(390)
The Bank of Nova Scotia	12/5/2016	USD	2,554	EUR	2,300	(116)
The Bank of Nova Scotia	12/5/2016	USD	2,321	GBP	1,900	57
The Bank of Nova Scotia	12/5/2016	USD	7,625	GBP	6,200	134
The Bank of Nova Scotia	12/5/2016	USD	744,644	GBP	595,967	1,167
The Bank of Nova Scotia	12/5/2016	USD	271	HKD	2,100	0
The Bank of Nova Scotia	12/5/2016	USD	43,215	HKD	335,200	2
The Bank of Nova Scotia	12/5/2016	USD	619	HKD	4,800	0
The Bank of Nova Scotia	12/5/2016	USD	11,994	HKD	93,000	(3)
The Bank of Nova Scotia	12/5/2016	USD	1,075	IDR	14,515,000	(5)
The Bank of Nova Scotia	12/5/2016	USD	2,212	JPY	232,200	(181)
The Bank of Nova Scotia	12/5/2016	USD	17,939	JPY	2,043,800	(68)
The Bank of Nova Scotia	12/5/2016	USD	8,116	KRW	9,552,000	55
The Bank of Nova Scotia	12/5/2016	USD	12,035	KRW	13,816,000	(217)
The Bank of Nova Scotia	12/5/2016	USD	4,098	MXN	83,900	(23)
The Bank of Nova Scotia	12/5/2016	USD	2,561	MYR	11,480	9
The Bank of Nova Scotia	12/5/2016	USD	3,578	MYR	15,020	(215)
The Bank of Nova Scotia	12/5/2016	USD	36,227	NOK	308,400	(2)
The Bank of Nova Scotia	12/5/2016	USD	7,725	NZD	10,900	(7)
The Bank of Nova Scotia	12/5/2016	USD	721	PLN	2,800	(55)
The Bank of Nova Scotia	12/5/2016	USD	533	PLN	2,100	(33)
The Bank of Nova Scotia	12/5/2016	USD	60,952	RUB	3,903,970	(155)
The Bank of Nova Scotia	12/5/2016	USD	3,597	SEK	33,200	4
The Bank of Nova Scotia	12/5/2016	USD	1,653	SGD	2,300	(48)
The Bank of Nova Scotia	12/5/2016	USD	31,625	SGD	45,300	(20)
The Bank of Nova Scotia	12/5/2016	USD	27,002	TWD	853,250	(227)
The Bank of Nova Scotia	12/5/2016	USD	168,782	TWD	5,375,698	(94)
The Bank of Nova Scotia	12/5/2016	USD	1,672	ZAR	22,700	(62)
The Bank of Nova Scotia	12/5/2016	USD	58,294	ZAR	817,650	(275)
RBC Capital Markets	12/5/2016	ZAR	384,000	USD	28,293	1,045
The Bank of New York Mellon	12/5/2016	ZAR	135,900	USD	10,015	372
The Bank of Nova Scotia	12/5/2016	ZAR	341,000	USD	25,123	926
The Bank of Nova Scotia	12/5/2016	ZAR	460,550	USD	33,931	1,251
The Bank of Nova Scotia	12/5/2016	ZAR	38,800	USD	2,864	110
The Bank of Nova Scotia	12/6/2016	AED	69,200	USD	18,830	(11)
The Bank of Nova Scotia	12/6/2016	QAR	23,750	USD	6,510	(11)
The Bank of Nova Scotia	12/6/2016	THB	59,000	USD	1,683	30
The Bank of Nova Scotia	12/6/2016	THB	547,000	USD	15,607	276
The Bank of Nova Scotia	12/6/2016	USD	18,843	AED	69,200	(2)
The Bank of Nova Scotia	12/6/2016	USD	6,526	QAR	23,750	(4)
The Bank of Nova Scotia	12/6/2016	USD	16,987	THB	606,000	(3)
The Bank of Nova Scotia	1/5/2017	AED	74,000	USD	20,139	(6)
RBC Capital Markets	1/5/2017	AUD	267,000	USD	196,997	18
The Bank of New York Mellon	1/5/2017	BRL	198,000	USD	57,810	(94)
RBC Capital Markets	1/5/2017	CAD	592,000	USD	440,435	(464)
The Bank of New York Mellon	1/5/2017	CHF	109,000	USD	107,270	(247)
RBC Capital Markets	1/5/2017	CLP	5,534,000	USD	8,215	51
The Bank of Nova Scotia	1/5/2017	CZK	123,000	USD	4,842	1
The Bank of Nova Scotia	1/5/2017	DKK	18,000	USD	2,571	2
Goldman Sachs & Co.	1/5/2017	EUR	2,000	USD	2,124	0
RBC Capital Markets	1/5/2017	EUR	762,000	USD	807,846	(1,474)
RBC Capital Markets	1/5/2017	GBP	718,000	USD	898,044	(1,410)
RBC Capital Markets	1/5/2017	HKD	2,761,000	USD	355,986	(62)
RBC Capital Markets	1/5/2017	IDR	37,994,000	USD	2,772	(17)
RBC Capital Markets	1/5/2017	KRW	13,299,000	USD	11,303	(72)
The Bank of Nova Scotia	1/5/2017	MXN	69,000	USD	3,357	19

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	1/5/2017	MYR	98,000	USD	21,778	$(135)
RBC Capital Markets	1/5/2017	NOK	183,000	USD	21,499	0
The Bank of Nova Scotia	1/5/2017	PLN	38,000	USD	9,060	23
The Bank of Nova Scotia	1/5/2017	QAR	33,000	USD	9,041	(13)
RBC Capital Markets	1/5/2017	SEK	518,000	USD	56,229	(76)
RBC Capital Markets	1/5/2017	SGD	135,000	USD	94,240	49
The Bank of Nova Scotia	1/5/2017	THB	916,000	USD	25,655	(12)
RBC Capital Markets	1/5/2017	TRY	25,000	USD	7,234	20
RBC Capital Markets	1/5/2017	TWD	6,765,000	USD	211,803	(703)
Goldman Sachs & Co.	1/5/2017	USD	2,506	GBP	2,000	0
Goldman Sachs & Co.	1/5/2017	USD	387	HKD	3,000	0
Goldman Sachs & Co.	1/5/2017	USD	188	TWD	6,000	0
Goldman Sachs & Co.	1/5/2017	ZAR	5,000	USD	352	0
RBC Capital Markets	1/5/2017	ZAR	1,186,000	USD	83,945	336
Goldman Sachs & Co.	1/6/2017	JPY	31,000	USD	271	0
The Bank of New York Mellon	1/6/2017	JPY	7,793,000	USD	68,343	64
The Bank of Nova Scotia	1/6/2017	NZD	21,000	USD	14,867	14
Goldman Sachs & Co.	1/10/2017	RUB	22,000	USD	339	0
The Bank of Nova Scotia	1/10/2017	RUB	5,376,000	USD	82,835	(164)

Total net unrealized appreciation						$34,215

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$3,585,130	$—	$—	$3,585,130
Preferred Stocks (e)	15,429	—	—	15,429
Short-Term Investments	8,563	—	—	8,563
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	65,147	—	65,147

TOTAL	$3,609,122	$65,147	$—	$3,674,269

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(30,932)	$—	$(30,932)

TOTAL	$—	$(30,932)	$—	$(30,932)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.1%
Australia — 7.3%
ASX Ltd.	550	$19,763
Aurizon Holdings Ltd.	5,813	21,377
Bendigo & Adelaide Bank Ltd.	1,309	11,648
Crown Resorts Ltd.	1,032	8,947
Flight Centre Travel Group Ltd.	158	3,897
Harvey Norman Holdings Ltd.	1,578	5,535
Insurance Australia Group Ltd.	6,891	28,446
LendLease Group (a)	1,568	15,759
Medibank Pvt Ltd.	7,804	14,983
Tabcorp Holdings Ltd.	2,358	8,166
Tatts Group Ltd.	4,149	12,837
Telstra Corp. Ltd.	12,116	45,183
Wesfarmers Ltd.	3,191	98,450
Woodside Petroleum Ltd.	2,149	47,005

		341,996

Denmark — 0.1%
Tryg A/S	323	5,811

Finland — 3.6%
Elisa OYJ	404	12,683
Fortum OYJ	1,259	18,280
Metso OYJ (b)	321	9,084
Nokian Renkaat OYJ	328	11,847
Orion OYJ, Class B	292	12,416
Sampo OYJ, Class A	1,267	56,009
Stora Enso OYJ, Class R	1,563	15,083
UPM-Kymmene OYJ	1,513	34,637

		170,039

France — 14.4%
AXA SA	5,492	129,394
Bouygues SA	586	19,874
CNP Assurances	484	8,500
Edenred	595	12,546
Eutelsat Communications SA	493	8,875
Sanofi	2,876	231,993
SCOR SE	460	14,609
Suez	921	12,860
TOTAL SA	5,071	241,611

		680,262

Germany — 17.3%
Allianz SE	1,295	205,601
Axel Springer SE	123	5,276
BASF SE	2,603	223,434
Bayerische Motoren Werke AG	939	80,024
Daimler AG	2,729	181,522
Evonik Industries AG	463	12,911
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	457	83,236
ProSiebenSat.1 Media SE	662	22,687

		814,691

Hong Kong — 5.3%
BOC Hong Kong Holdings Ltd.	10,484	39,333
CLP Holdings Ltd.	4,651	45,482

	Number of Shares	Value
Hong Kong (Continued)
Hang Lung Properties Ltd.	6,368	$14,351
Hang Seng Bank Ltd.	2,165	41,031
HKT Trust & HKT Ltd. (a)	7,493	9,776
New World Development Co. Ltd.	15,959	17,777
NWS Holdings Ltd.	4,340	7,498
Power Assets Holdings Ltd.	3,928	37,475
Sino Land Co. Ltd.	8,728	13,728
Swire Pacific Ltd., Class A	1,536	15,297
Yue Yuen Industrial Holdings Ltd.	2,104	7,581

		249,329

Italy — 1.6%
Atlantia SpA	1,168	25,946
Snam SpA	6,939	26,873
Terna Rete Elettrica Nazionale SpA	4,267	18,505
UnipolSai SpA (b)	3,212	6,128

		77,452

Japan — 2.1%
Aozora Bank Ltd.	3,730	12,813
Canon, Inc.	3,049	86,909

		99,722

Luxembourg — 0.5%
SES SA FDR	1,031	22,286

Macau — 0.7%
Sands China Ltd.	6,860	33,785

Netherlands — 0.2%
Boskalis Westminster	260	8,115

New Zealand — 0.8%
Contact Energy Ltd.	2,030	6,757
Fletcher Building Ltd.	1,965	14,306
Mercury NZ Ltd.	1,990	4,242
Spark New Zealand Ltd.	5,187	13,353

		38,658

Norway — 0.6%
Gjensidige Forsikring ASA	570	9,119
Yara International ASA	504	18,647

		27,766

Portugal — 0.4%
EDP — Energias de Portugal SA	6,575	19,003

Singapore — 3.4%
Singapore Airlines Ltd.	1,500	10,465
Singapore Exchange Ltd.	2,250	11,459
Singapore Press Holdings Ltd. (b)	4,580	11,983
Singapore Technologies Engineering Ltd.	4,390	10,352
Singapore Telecommunications Ltd.	22,570	59,521
StarHub Ltd.	1,700	3,416
United Overseas Bank Ltd.	3,690	52,543

		159,739

Spain — 1.7%
Distribuidora Internacional de Alimentacion SA	1,766	8,060
Enagas SA	645	15,894

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Endesa SA	902	$18,646
Gas Natural SDG SA	995	17,031
Red Electrica Corp. SA	1,229	21,883

		81,514

Sweden — 1.1%
Skanska AB, Class B	966	22,205
Telia Co. AB	7,372	27,704

		49,909

Switzerland — 5.2%
Swiss Prime Site AG	203	16,612
Swiss Re AG	919	84,606
Swisscom AG	74	31,625
Zurich Insurance Group AG	427	111,926

		244,769

United Kingdom — 32.8%
Aberdeen Asset Management PLC	2,613	8,762
Admiral Group PLC	598	14,224
AstraZeneca PLC	3,582	185,973
BAE Systems PLC	8,986	67,516
Berkeley Group Holdings PLC	370	11,467
British American Tobacco PLC	4,309	236,873
Direct Line Insurance Group PLC	3,885	16,877
G4S PLC	4,390	13,408
GlaxoSmithKline PLC	12,336	230,828
ICAP PLC	1,569	9,559
IMI PLC	768	9,321
Imperial Brands PLC	2,715	116,620
Inmarsat PLC	1,276	11,343
ITV PLC	10,254	21,554
Legal & General Group PLC	16,856	49,731

	Number of Shares	Value
United Kingdom (Continued)
Marks & Spencer Group PLC	4,600	$18,918
National Grid PLC	10,657	121,767
Old Mutual PLC	13,960	33,170
Pearson PLC	2,328	23,171
Persimmon PLC	874	18,590
Petrofac Ltd.	734	7,297
Rio Tinto Ltd.	1,201	51,217
Rio Tinto PLC	3,504	131,088
Severn Trent PLC	666	18,224
Sky PLC	2,920	28,534
SSE PLC	2,851	52,616
Standard Life PLC	5,592	24,181
Tate & Lyle PLC	1,318	11,181

		1,544,010

TOTAL COMMON STOCKS (Cost $4,973,159)		4,668,856

PREFERRED STOCK — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG (Cost $11,333)	155	11,128

SECURITIES LENDING COLLATERAL — 0.4%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (c)(d) (Cost $20,227)	20,227	20,227

TOTAL INVESTMENTS — 99.7% (Cost $5,004,719)†		$4,700,211
Other assets and liabilities, net — 0.3%		12,652

NET ASSETS — 100.0%		$4,712,863

†	The cost for federal income tax purposes was $5,033,149. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $332,938. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $81,974 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $414,912.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $19,198, which is 0.4% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

FDR:	Fiduciary Depositary Receipt

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	12/5/2016	AUD	483,500	USD	367,608	$10,617
The Bank of New York Mellon	12/5/2016	AUD	11,800	USD	8,972	259
The Bank of Nova Scotia	12/5/2016	AUD	222,235	USD	168,954	4,867
The Bank of Nova Scotia	12/5/2016	AUD	27,300	USD	20,882	725
RBC Capital Markets	12/5/2016	CHF	128,100	USD	129,752	3,703
RBC Capital Markets	12/5/2016	CHF	7,000	USD	7,090	202

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/5/2016	CHF	18,600	USD	18,838	$536
The Bank of Nova Scotia	12/5/2016	CHF	48,000	USD	48,613	1,382
The Bank of Nova Scotia	12/5/2016	CHF	8,600	USD	8,799	337
The Bank of Nova Scotia	12/5/2016	CHF	1,700	USD	1,722	49
The Bank of Nova Scotia	12/5/2016	CHF	700	USD	709	20
RBC Capital Markets	12/5/2016	DKK	19,500	USD	2,877	99
The Bank of Nova Scotia	12/5/2016	DKK	29,000	USD	4,279	147
RBC Capital Markets	12/5/2016	EUR	75,000	USD	82,319	2,806
RBC Capital Markets	12/5/2016	EUR	827,377	USD	908,119	30,955
The Bank of New York Mellon	12/5/2016	EUR	288,871	USD	317,082	10,829
The Bank of Nova Scotia	12/5/2016	EUR	9,004	USD	10,000	454
The Bank of Nova Scotia	12/5/2016	EUR	12,000	USD	13,170	448
The Bank of Nova Scotia	12/5/2016	EUR	2,000	USD	2,195	75
The Bank of Nova Scotia	12/5/2016	EUR	58,900	USD	65,106	2,661
The Bank of Nova Scotia	12/5/2016	EUR	315,215	USD	345,955	11,772
RBC Capital Markets	12/5/2016	GBP	7,000	USD	8,568	(192)
RBC Capital Markets	12/5/2016	GBP	946,695	USD	1,156,521	(28,203)
The Bank of New York Mellon	12/5/2016	GBP	27,500	USD	33,589	(826)
The Bank of Nova Scotia	12/5/2016	GBP	320,411	USD	391,395	(9,578)
The Bank of Nova Scotia	12/5/2016	GBP	4,500	USD	5,497	(134)
The Bank of Nova Scotia	12/5/2016	GBP	48,900	USD	59,930	(1,265)
RBC Capital Markets	12/5/2016	HKD	1,305,000	USD	168,319	67
The Bank of New York Mellon	12/5/2016	HKD	200,000	USD	25,794	8
The Bank of Nova Scotia	12/5/2016	HKD	382,000	USD	49,265	14
The Bank of Nova Scotia	12/5/2016	HKD	90,000	USD	11,608	4
RBC Capital Markets	12/5/2016	JPY	2,182,000	USD	20,786	1,707
The Bank of New York Mellon	12/5/2016	JPY	1,736,300	USD	16,539	1,357
The Bank of Nova Scotia	12/5/2016	JPY	4,373,749	USD	41,659	3,415
The Bank of Nova Scotia	12/5/2016	JPY	129,200	USD	1,231	101
RBC Capital Markets	12/5/2016	NOK	298,700	USD	36,201	1,115
The Bank of Nova Scotia	12/5/2016	NOK	225,000	USD	27,267	838
The Bank of Nova Scotia	12/5/2016	NOK	6,900	USD	836	26
The Bank of Nova Scotia	12/5/2016	NOK	16,300	USD	1,986	71
RBC Capital Markets	12/5/2016	NZD	23,000	USD	16,433	147
The Bank of New York Mellon	12/5/2016	NZD	18,800	USD	13,433	121
The Bank of Nova Scotia	12/5/2016	NZD	5,000	USD	3,572	32
RBC Capital Markets	12/5/2016	SEK	576,000	USD	63,940	1,464
The Bank of New York Mellon	12/5/2016	SEK	5,900	USD	655	15
The Bank of Nova Scotia	12/5/2016	SEK	287,000	USD	31,856	726
The Bank of Nova Scotia	12/5/2016	SEK	12,500	USD	1,387	32
The Bank of Nova Scotia	12/5/2016	SEK	21,100	USD	2,361	72
JP Morgan & Chase Co.	12/5/2016	SGD	32,700	USD	23,495	681
RBC Capital Markets	12/5/2016	SGD	110,000	USD	79,042	2,298
The Bank of Nova Scotia	12/5/2016	SGD	37,000	USD	26,591	777
The Bank of Nova Scotia	12/5/2016	SGD	7,900	USD	5,708	196
JP Morgan & Chase Co.	12/5/2016	USD	22,787	SGD	32,700	27
RBC Capital Markets	12/5/2016	USD	350,368	AUD	474,500	(22)
RBC Capital Markets	12/5/2016	USD	6,843	AUD	9,000	(198)
RBC Capital Markets	12/5/2016	USD	132,529	CHF	135,100	408
RBC Capital Markets	12/5/2016	USD	2,781	DKK	19,500	(2)
RBC Capital Markets	12/5/2016	USD	954,943	EUR	902,377	1,734
RBC Capital Markets	12/5/2016	USD	1,167,813	GBP	934,695	1,894
RBC Capital Markets	12/5/2016	USD	23,211	GBP	19,000	566
RBC Capital Markets	12/5/2016	USD	168,240	HKD	1,305,000	11
RBC Capital Markets	12/5/2016	USD	19,151	JPY	2,181,999	(72)
RBC Capital Markets	12/5/2016	USD	35,089	NOK	298,700	(3)
RBC Capital Markets	12/5/2016	USD	16,301	NZD	23,000	(15)

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
RBC Capital Markets	12/5/2016	USD	13,765	SEK	124,000	$(315)
RBC Capital Markets	12/5/2016	USD	48,971	SEK	452,000	56
RBC Capital Markets	12/5/2016	USD	76,805	SGD	110,000	(61)
The Bank of New York Mellon	12/5/2016	USD	8,709	AUD	11,800	4
The Bank of New York Mellon	12/5/2016	USD	18,259	CHF	18,600	43
The Bank of New York Mellon	12/5/2016	USD	305,858	EUR	288,871	395
The Bank of New York Mellon	12/5/2016	USD	34,324	GBP	27,500	90
The Bank of New York Mellon	12/5/2016	USD	25,784	HKD	200,000	1
The Bank of New York Mellon	12/5/2016	USD	15,196	JPY	1,736,300	(14)
The Bank of New York Mellon	12/5/2016	USD	13,292	NZD	18,800	20
The Bank of New York Mellon	12/5/2016	USD	638	SEK	5,900	2
The Bank of Nova Scotia	12/5/2016	USD	184,059	AUD	249,135	(111)
The Bank of Nova Scotia	12/5/2016	USD	304	AUD	400	(9)
The Bank of Nova Scotia	12/5/2016	USD	57,929	CHF	59,000	126
The Bank of Nova Scotia	12/5/2016	USD	4,135	DKK	29,000	(3)
The Bank of Nova Scotia	12/5/2016	USD	2,554	EUR	2,300	(116)
The Bank of Nova Scotia	12/5/2016	USD	415,472	EUR	391,620	(287)
The Bank of Nova Scotia	12/5/2016	USD	3,569	EUR	3,200	(176)
The Bank of Nova Scotia	12/5/2016	USD	11,482	GBP	9,400	281
The Bank of Nova Scotia	12/5/2016	USD	5,042	GBP	4,100	88
The Bank of Nova Scotia	12/5/2016	USD	450,199	GBP	360,311	706
The Bank of Nova Scotia	12/5/2016	USD	56,533	HKD	438,500	2
The Bank of Nova Scotia	12/5/2016	USD	2,373	HKD	18,400	(1)
The Bank of Nova Scotia	12/5/2016	USD	1,947	HKD	15,100	0
The Bank of Nova Scotia	12/5/2016	USD	39,331	JPY	4,481,149	(149)
The Bank of Nova Scotia	12/5/2016	USD	208	JPY	21,800	(17)
The Bank of Nova Scotia	12/5/2016	USD	497	NOK	4,100	(15)
The Bank of Nova Scotia	12/5/2016	USD	28,674	NOK	244,100	(1)
The Bank of Nova Scotia	12/5/2016	USD	3,544	NZD	5,000	(3)
The Bank of Nova Scotia	12/5/2016	USD	34,731	SEK	320,600	43
The Bank of Nova Scotia	12/5/2016	USD	2,672	SGD	3,700	(91)
The Bank of Nova Scotia	12/5/2016	USD	27,785	SGD	39,800	(18)
The Bank of Nova Scotia	12/5/2016	USD	1,006	SGD	1,400	(29)
The Bank of New York Mellon	1/5/2017	AUD	546,000	USD	402,653	(158)
RBC Capital Markets	1/5/2017	CHF	250,000	USD	245,851	(747)
The Bank of Nova Scotia	1/5/2017	DKK	41,000	USD	5,857	4
The Bank of New York Mellon	1/5/2017	EUR	1,784,000	USD	1,892,396	(2,389)
The Bank of New York Mellon	1/5/2017	GBP	1,228,000	USD	1,534,386	(3,956)
RBC Capital Markets	1/5/2017	HKD	2,203,000	USD	284,041	(49)
The Bank of Nova Scotia	1/5/2017	NOK	243,000	USD	28,549	1
The Bank of Nova Scotia	1/5/2017	SEK	464,000	USD	50,371	(64)
The Bank of Nova Scotia	1/5/2017	SGD	228,000	USD	159,051	(27)
RBC Capital Markets	1/6/2017	JPY	11,366,000	USD	99,960	375
The Bank of Nova Scotia	1/6/2017	NZD	56,000	USD	39,645	36

Total net unrealized appreciation						$55,824

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign exchange currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$4,668,856	$—	$—	$4,668,856
Preferred Stocks	11,128	—	—	11,128
Short-Term Investments	20,227	—	—	20,227
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	105,140	—	105,140

TOTAL	$4,700,211	$105,140	$—	$4,805,351

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(49,316)	$—	$(49,316)

TOTAL	$—	$(49,316)	$—	$(49,316)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.4%
Brazil — 7.0%
Ambev SA	15,872	$80,485
BB Seguridade Participacoes SA	2,202	18,419
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	5,356	26,304
CCR SA	3,099	13,479
CETIP SA — Mercados Organizados	499	6,545
Engie Brasil Energia SA	443	4,696
Transmissora Alianca de Energia Eletrica SA	338	1,854

		151,782

Chile — 0.4%
Banco de Chile	74,246	8,384

China — 22.2%
Agricultural Bank of China Ltd., Class H	78,122	32,733
Bank of China Ltd., Class H	243,090	110,631
Belle International Holdings Ltd.	20,827	11,949
China Construction Bank Corp., Class H	149,113	111,116
China Pacific Insurance Group Co. Ltd., Class H	8,663	33,674
China Vanke Co. Ltd., Class H	4,076	12,507
Chongqing Changan Automobile Co. Ltd., Class B	2,700	4,073
Country Garden Holdings Co. Ltd.	16,855	9,431
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,580	4,807
Hengan International Group Co. Ltd.	2,422	19,063
Industrial & Commercial Bank of China Ltd., Class H	182,727	111,900
Jiangsu Expressway Co. Ltd., Class H	3,603	4,803
Longfor Properties Co. Ltd.	4,632	5,954
Sinopec Engineering Group Co. Ltd., Class H	4,412	3,811
Zhejiang Expressway Co. Ltd., Class H	5,106	5,457

		481,909

Czech Republic — 0.6%
Komercni banka as	254	8,400
Moneta Money Bank AS, 144A*	1,368	4,465

		12,865

Hong Kong — 2.9%
China Everbright Ltd.	3,234	6,529
China Overseas Land & Investment Ltd.	12,340	35,637
China Resources Power Holdings Co. Ltd.	6,422	10,565
Shimao Property Holdings Ltd.	3,643	4,762
Sun Art Retail Group Ltd.	7,421	6,295

		63,788

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	137	8,563

Indonesia — 1.2%
PT Gudang Garam Tbk	1,600	7,674
PT Indocement Tunggal Prakarsa Tbk	4,652	5,483

	Number of Shares	Value
Indonesia (Continued)
PT Surya Citra Media Tbk	19,800	$3,667
PT United Tractors Tbk	6,112	9,471

		26,295

Malaysia — 3.2%
Alliance Financial Group Bhd	3,200	2,759
Axiata Group Bhd	9,698	9,099
British American Tobacco Malaysia Bhd	600	5,938
DiGi.Com Bhd	11,300	12,322
Malayan Banking Bhd	11,300	19,660
Maxis Bhd	6,700	8,956
MISC Bhd	3,400	5,588
Telekom Malaysia Bhd	3,400	4,697

		69,019

Mexico — 0.4%
Kimberly-Clark de Mexico SAB de CV, Class A	5,720	10,033

Poland — 1.4%
Bank Handlowy w Warszawie SA	84	1,345
Bank Pekao SA	458	12,880
Bank Zachodni WBK SA	95	6,613
Polskie Gornictwo Naftowe i Gazownictwo SA	7,549	8,891

		29,729

Qatar — 1.1%
Barwa Real Estate Co.	378	3,197
Masraf Al Rayan QSC	1,194	11,084
Qatar Electricity & Water Co. QSC	86	5,031
Qatar Islamic Bank SAQ	193	5,269

		24,581

Russia — 9.5%
Gazprom PJSC, ADR	8,600	39,637
Gazprom PJSC	25,194	58,054
LUKOIL PJSC	679	33,522
LUKOIL PJSC, ADR	899	44,051
MegaFon PJSC, GDR	377	3,299
Rosneft PJSC, GDR	5,299	27,873

		206,436

South Africa — 11.2%
Barclays Africa Group Ltd.	1,408	15,734
Bidvest Group Ltd.	1,054	12,191
Coronation Fund Managers Ltd.	704	3,591
FirstRand Ltd.	10,992	39,431
Foschini Group Ltd.	715	7,535
Imperial Holdings Ltd.	515	6,203
Liberty Holdings Ltd.	332	2,613
Life Healthcare Group Holdings Ltd.	2,901	6,397
MMI Holdings Ltd.	3,602	5,624
Mr Price Group Ltd.	805	8,294
Nedbank Group Ltd.	660	10,783
RMB Holdings Ltd.	2,331	10,332
Sanlam Ltd.	4,629	20,279

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
South Africa (Continued)
Sibanye Gold Ltd.	2,495	$5,170
SPAR Group Ltd. (a)	655	8,817
Standard Bank Group Ltd.	4,219	45,254
Truworths International Ltd.	1,520	7,575
Tsogo Sun Holdings Ltd.	840	1,683
Vodacom Group Ltd.	1,071	11,011
Woolworths Holdings Ltd.	3,233	14,912

		243,429

South Korea — 0.6%
SK Telecom Co. Ltd.	66	12,759

Taiwan — 28.0%
Advanced Semiconductor Engineering, Inc.	20,202	21,709
Catcher Technology Co. Ltd.	2,177	15,812
Cathay Financial Holding Co. Ltd.	26,665	39,237
Cheng Shin Rubber Industry Co. Ltd.	6,500	12,236
Chicony Electronics Co. Ltd.	1,804	4,251
Chunghwa Telecom Co. Ltd.	12,164	41,026
Compal Electronics, Inc.	12,912	7,353
CTBC Financial Holding Co. Ltd.	56,523	31,034
Delta Electronics, Inc.	6,346	31,856
Far EasTone Telecommunications Co. Ltd.	5,142	11,906
Feng TAY Enterprise Co. Ltd.	1,241	4,653
First Financial Holding Co. Ltd.	28,937	15,252
Formosa Plastics Corp.	13,599	38,741
Formosa Taffeta Co. Ltd.	2,429	2,271
Foxconn Technology Co. Ltd.	3,088	8,100
Fubon Financial Holding Co. Ltd.	21,798	33,819
Highwealth Construction Corp.	2,676	4,013
Hon Hai Precision Industry Co. Ltd.	41,454	106,649
Hotai Motor Co. Ltd.	788	9,061
Hua Nan Financial Holdings Co. Ltd.	21,782	11,071
Inventec Corp.	7,991	5,403
MediaTek, Inc.	4,884	33,941
Merida Industry Co. Ltd.	832	3,641
Micro-Star International Co. Ltd.	2,281	6,083
Nanya Technology Corp.	2,218	3,097
Novatek Microelectronics Corp.	1,967	6,542
Phison Electronics Corp.	494	3,774
Pou Chen Corp.	7,313	9,143
Realtek Semiconductor Corp.	1,484	4,609
Ruentex Industries Ltd.	2,013	3,695
Siliconware Precision Industries Co. Ltd.	6,831	10,341
Taiwan Mobile Co. Ltd.	5,404	18,226
Transcend Information, Inc.	678	1,859
Uni-President Enterprises Corp.	16,172	27,653
Vanguard International Semiconductor Corp.	2,890	5,449
Yuanta Financial Holding Co. Ltd.	32,789	11,882
Zhen Ding Technology Holding Ltd.	1,257	2,528

		607,916

Thailand — 3.3%
Advanced Info Service PCL, NVDR	3,328	13,478
Bangkok Bank PCL	700	3,061
Delta Electronics Thailand PCL, NVDR	1,547	3,284

	Number of Shares	Value
Thailand (Continued)
Glow Energy PCL, NVDR	1,472	$3,259
Krung Thai Bank PCL, NVDR	9,700	4,785
PTT Global Chemical PCL, NVDR	6,992	12,248
Siam Cement PCL	1,000	13,341
Siam Cement PCL, NVDR	255	3,402
Siam Commercial Bank PCL, NVDR	3,600	14,782

		71,640

Turkey — 0.9%
Eregli Demir ve Celik Fabrikalari TAS	4,414	6,051
Tofas Turk Otomobil Fabrikasi AS	301	1,878
Tupras Turkiye Petrol Rafinerileri AS	489	9,750
Turkiye Sise ve Cam Fabrikalari AS	2,169	2,096

		19,775

United Arab Emirates — 3.1%
Abu Dhabi Commercial Bank PJSC	6,716	11,337
Aldar Properties PJSC	10,199	6,887
Dubai Islamic Bank PJSC	3,986	5,687
Emaar Malls PJSC	6,927	4,904
Emirates Telecommunications Group Co. PJSC	5,591	28,390
First Gulf Bank PJSC	3,087	9,750

		66,955

TOTAL COMMON STOCKS (Cost $2,161,853)		2,115,858

PREFERRED STOCKS — 1.5%
Russia — 0.8%
Surgutneftegas OJSC	35,922	17,476

South Korea — 0.7%
Hyundai Motor Co.	70	5,736
Hyundai Motor Co. — 2nd Preferred	124	10,533

		16,269

TOTAL PREFERRED STOCKS (Cost $34,379)		33,745

SECURITIES LENDING COLLATERAL — 1.0%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (b)(c) (Cost $21,079)	21,079	21,079

TOTAL INVESTMENTS — 99.9% (Cost $2,217,311)†		$2,170,682
Other assets and liabilities, net (a) — 0.1%		2,591

NET ASSETS — 100.0%		$2,173,273

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,228,798. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $58,116. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $73,921 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $132,037.
(a)	All or a portion of these securities were on loan amounting to $6,220. In addition, “Other Assets and Liabilities, Net” include pending sales amounting to $13,737 that are also on loan. The value of all securities loaned at November 30, 2016 amounted to $19,957, which is 0.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Private Joint Stock Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/2/2016	TRY	78,000	USD	25,032	$2,330
The Bank of Nova Scotia	12/2/2016	USD	201,842	RUB	12,928,000	(236)
The Bank of Nova Scotia	12/2/2016	USD	22,744	TRY	78,000	(41)
The Bank of Nova Scotia	12/5/2016	BRL	556,000	USD	172,939	8,793
The Bank of Nova Scotia	12/5/2016	CLP	12,185,000	USD	18,575	556
The Bank of Nova Scotia	12/5/2016	CZK	225,000	USD	9,128	306
The Bank of Nova Scotia	12/5/2016	HKD	4,507,000	USD	581,267	188
The Bank of Nova Scotia	12/5/2016	HKD	154,000	USD	19,861	6
The Bank of Nova Scotia	12/5/2016	HUF	4,445,000	USD	15,815	753
The Bank of Nova Scotia	12/5/2016	IDR	383,503,000	USD	29,053	777
The Bank of Nova Scotia	12/5/2016	KRW	36,877,000	USD	32,151	607
The Bank of Nova Scotia	12/5/2016	MXN	288,000	USD	15,259	1,271
The Bank of Nova Scotia	12/5/2016	MYR	347,000	USD	82,423	4,741
The Bank of Nova Scotia	12/5/2016	PLN	216,000	USD	54,837	3,447
The Bank of Nova Scotia	12/5/2016	QAR	45,000	USD	12,344	(13)
The Bank of Nova Scotia	12/5/2016	TWD	17,311,000	USD	547,773	4,558
The Bank of Nova Scotia	12/5/2016	USD	163,770	BRL	556,000	376
The Bank of Nova Scotia	12/5/2016	USD	18,025	CLP	12,185,000	(7)
The Bank of Nova Scotia	12/5/2016	USD	8,821	CZK	225,000	0
The Bank of Nova Scotia	12/5/2016	USD	600,911	HKD	4,661,000	23
The Bank of Nova Scotia	12/5/2016	USD	15,058	HUF	4,445,000	4
The Bank of Nova Scotia	12/5/2016	USD	28,408	IDR	383,503,000	(131)
The Bank of Nova Scotia	12/5/2016	USD	31,331	KRW	36,877,000	213
The Bank of Nova Scotia	12/5/2016	USD	14,068	MXN	288,000	(80)
The Bank of Nova Scotia	12/5/2016	USD	77,412	MYR	347,000	270
The Bank of Nova Scotia	12/5/2016	USD	51,518	PLN	216,000	(128)
The Bank of Nova Scotia	12/5/2016	USD	12,366	QAR	45,000	(9)
The Bank of Nova Scotia	12/5/2016	USD	552,057	TWD	17,583,000	(306)
The Bank of Nova Scotia	12/5/2016	USD	296,587	ZAR	4,160,000	(1,397)
The Bank of Nova Scotia	12/5/2016	ZAR	152,000	USD	11,200	414
The Bank of Nova Scotia	12/5/2016	ZAR	4,008,000	USD	295,331	10,927
The Bank of Nova Scotia	12/6/2016	AED	232,000	USD	63,151	(14)
The Bank of Nova Scotia	12/6/2016	THB	1,642,000	USD	46,901	882
The Bank of Nova Scotia	12/6/2016	USD	63,172	AED	232,000	(7)
The Bank of Nova Scotia	12/6/2016	USD	46,026	THB	1,642,000	(8)
The Bank of Nova Scotia	1/5/2017	AED	223,000	USD	60,689	(18)

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	1/5/2017	BRL	493,000	USD	143,782	$(393)
The Bank of Nova Scotia	1/5/2017	CLP	7,127,000	USD	10,512	(2)
The Bank of Nova Scotia	1/5/2017	CZK	262,000	USD	10,314	1
The Bank of Nova Scotia	1/5/2017	HKD	3,810,000	USD	491,261	(62)
The Bank of Nova Scotia	1/5/2017	HUF	3,210,000	USD	10,884	(4)
The Bank of Nova Scotia	1/5/2017	IDR	338,505,000	USD	24,708	(134)
The Bank of Nova Scotia	1/5/2017	KRW	43,519,000	USD	36,912	(313)
The Bank of Nova Scotia	1/5/2017	MXN	269,000	USD	13,089	75
The Bank of Nova Scotia	1/5/2017	MYR	333,000	USD	73,918	(539)
The Bank of Nova Scotia	1/5/2017	PLN	123,000	USD	29,325	73
The Bank of Nova Scotia	1/5/2017	QAR	95,000	USD	26,027	(38)
The Bank of Nova Scotia	1/5/2017	THB	1,608,000	USD	45,036	(21)
The Bank of Nova Scotia	1/5/2017	TRY	71,000	USD	20,690	200
The Bank of Nova Scotia	1/5/2017	TWD	17,356,000	USD	542,375	(2,822)
The Bank of Nova Scotia	1/5/2017	ZAR	3,168,000	USD	224,390	1,059
The Bank of Nova Scotia	1/10/2017	RUB	13,107,000	USD	201,957	(399)

Total net unrealized appreciation						$35,728

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$2,115,858	$—	$—	$2,115,858
Preferred Stocks (d)	33,745	—	—	33,745
Short-Term Investments	21,079	—	—	21,079
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	42,850	—	42,850

TOTAL	$2,170,682	$42,850	$—	$2,213,532

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(7,122)	$—	$(7,122)

TOTAL	$—	$(7,122)	$—	$(7,122)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.7%
Belgium — 3.5%
Ageas	2,159	$80,580

Finland — 21.1%
Elisa OYJ	1,575	49,444
Fortum OYJ	4,918	71,409
Metso OYJ (a)	1,248	35,316
Nokian Renkaat OYJ	1,279	46,197
Sampo OYJ, Class A	2,592	114,583
Stora Enso OYJ, Class R	6,100	58,865
UPM-Kymmene OYJ	5,096	116,661

		492,475

France — 15.8%
AXA SA	4,972	117,143
Bouygues SA	2,293	77,767
CNP Assurances	1,897	33,315
Edenred	2,328	49,087
Eutelsat Communications SA	1,932	34,779
SCOR SE	1,804	57,292

		369,383

Germany — 25.2%
Allianz SE	722	114,629
Axel Springer SE	478	20,502
Bayerische Motoren Werke AG	1,178	100,392
Daimler AG	1,667	110,882
HUGO BOSS AG	700	40,137
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	628	114,381
ProSiebenSat.1 Media SE	2,580	88,417

		589,340

Italy — 12.7%
Atlantia SpA	4,463	99,143
Snam SpA	26,229	101,577
Terna Rete Elettrica Nazionale SpA	16,691	72,387

	Number of Shares	Value
Italy (Continued)
UnipolSai SpA (a)	12,526	$23,896

		297,003

Luxembourg — 3.7%
SES SA	4,032	87,154

Netherlands — 1.3%
Boskalis Westminster	1,008	31,462

Portugal — 3.2%
EDP — Energias de Portugal SA	25,644	74,117

Spain — 12.2%
Enagas SA	2,512	61,900
Endesa SA	3,400	70,286
Gas Natural SDG SA	3,878	66,378
Red Electrica Corp. SA	4,794	85,359

		283,923

TOTAL COMMON STOCKS (Cost $2,526,572)		2,305,437

PREFERRED STOCK — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG (Cost $16,090)	195	14,000

SECURITIES LENDING COLLATERAL — 1.7%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (b)(c) (Cost $40,759)	40,759	40,759

TOTAL INVESTMENTS — 101.0% (Cost $2,583,421)†		$2,360,196
Other assets and liabilities, net — (1.0%)		(23,974)

NET ASSETS — 100.0%		$2,336,222

†	The cost for federal income tax purposes was $2,592,726. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $232,530. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,215 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $266,745.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $39,174, which is 1.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	EUR	2,176,000	USD	2,388,269	$81,330
The Bank of Nova Scotia	12/5/2016	EUR	7,000	USD	7,746	324
The Bank of Nova Scotia	12/5/2016	USD	2,315,959	EUR	2,183,000	(1,599)
The Bank of Nova Scotia	1/5/2017	EUR	2,197,000	USD	2,330,812	(2,620)

Total net unrealized appreciation						$77,435

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$2,305,437	$—	$—	$2,305,437
Preferred Stocks	14,000	—	—	14,000
Short-Term Investments	40,759	—	—	40,759
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	81,654	—	81,654

TOTAL	$2,360,196	$81,654	$—	$2,441,850

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(4,219)	$—	$(4,219)

TOTAL	$—	$(4,219)	$—	$(4,219)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	46

This Page is Intentionally Left Blank

47

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2016 (Unaudited)

	Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Assets
Investments in non-affiliated securities at value	$5,852,410	$8,930,018	$4,592,699
Investment in Government & Agency Securities Portfolio*	161,340	421,288	—
Cash	81,480	147,990	78,008
Deposit with broker for futures contracts	223,136	204,266	162,405
Unrealized appreciation on future contracts	421	628	436
Receivables:
Investment securities sold	—	175,382	136,574
Interest	88,035	124,245	50,748
Securities lending income	44	168	—

Total Assets	$6,406,866	$10,003,985	$5,020,870

Liabilities
Payable upon return of securities loaned	$161,340	$421,288	$—
Payables:
Investment securities purchased	140,309	346,943	204,572
Investment advisory fees	2,259	2,617	984

Total Liabilities	303,908	770,848	205,556

Net Assets, at value	$6,102,958	$9,233,137	$4,815,314

Net Assets Consist of
Paid-in capital	$6,236,855	$9,927,222	$5,036,435
Distributions in excess of net investment income	(2,403)	—	—
Undistributed net investment income	—	12,916	4,629
Accumulated net realized gain (loss) on investments and futures	(31,507)	(600,736)	(130,730)
Net unrealized appreciation (depreciation) on investments and futures	(99,987)	(106,265)	(95,020)

Net Assets, at value	$6,102,958	$9,233,137	$4,815,314

Number of Common Shares outstanding	250,001	400,001	200,001

Net Asset Value	$24.41	$23.08	$24.08

Investments in non-affiliated securities at cost	$5,952,818	$9,036,911	$4,688,155

Value of securities loaned	$155,001	$409,286	$—

Investment in Government & Agency Securities Portfolio at cost*	$161,340	$421,288	$—

Foreign currency at cost	$—	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	48

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2016 (Unaudited)

	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$61,714,964	$3,600,559	$4,679,984
Investment in Government & Agency Securities Portfolio*	—	8,563	20,227
Cash	1,351,714	233	565
Foreign currency at value	—	2,985	7,641
Unrealized appreciation on forward foreign currency exchange contracts	—	65,147	105,140
Receivables:
Investment securities sold	—	478,036	677,298
Due from Advisor	5,796	—	—
Dividends	—	8,259	15,611
Interest	815,302	—	—
Securities lending income	—	35	79
Foreign tax reclaim	—	4,350	2,899

Total Assets	$63,887,776	$4,168,167	$5,509,444

Liabilities
Payable upon return of securities loaned	$—	$8,563	$20,227
Unrealized depreciation on forward foreign currency exchange contracts	—	30,932	49,316
Payables:
Investment securities purchased	—	496,842	725,303
Investment advisory fees	16,236	1,334	1,735

Total Liabilities	16,236	537,671	796,581

Net Assets, at value	$63,871,540	$3,630,496	$4,712,863

Net Assets Consist of
Paid-in capital	$66,112,217	$3,667,980	$4,824,394
Undistributed net investment income	115,838	108,146	30,795
Accumulated net realized gain (loss) on investments and foreign currency transactions	297,536	(66,110)	106,378
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(2,654,051)	(79,520)	(248,704)

Net Assets, at value	$63,871,540	$3,630,496	$4,712,863

Number of Common Shares outstanding	2,500,001	150,001	200,001

Net Asset Value	$25.55	$24.20	$23.56

Investments in non-affiliated securities at cost	$64,369,015	$3,714,229	$4,984,492

Value of securities loaned	$—	$8,131	$19,198

Investment in Government & Agency Securities Portfolio at cost*	$—	$8,563	$20,227

Foreign currency at cost	$—	$3,004	$7,677

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	49

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2016 (Unaudited)

	Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$2,149,603	$2,319,437
Investment in Government & Agency Securities Portfolio*	21,079	40,759
Cash	—	243
Foreign currency at value	2,129	3,243
Unrealized appreciation on forward foreign currency exchange contracts	42,850	81,654
Receivables:
Investment securities sold	530,671	367,232
Dividends	1,231	—
Securities lending income	8	185
Foreign tax reclaim	277	3,431

Total Assets	$2,747,848	$2,816,184

Liabilities
Due to custodian	$542	$—
Payable upon return of securities loaned	21,079	40,759
Unrealized depreciation on forward foreign currency exchange contracts	7,122	4,219
Payables:
Investment securities purchased	544,675	434,124
Investment advisory fees	1,157	860

Total Liabilities	574,575	479,962

Net Assets, at value	$2,173,273	$2,336,222

Net Assets Consist of
Paid-in capital	$2,507,967	$2,495,710
Undistributed net investment income	2,883	22,207
Accumulated net realized gain (loss) on investments and foreign currency transactions	(326,695)	(35,770)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(10,882)	(145,925)

Net Assets, at value	$2,173,273	$2,336,222

Number of Common Shares outstanding	100,001	100,001

Net Asset Value	$21.73	$23.36

Investments in non-affiliated securities at cost	$2,196,232	$2,542,662

Value of securities loaned	$19,957	$39,174

Investment in Government & Agency Securities Portfolio at cost*	$21,079	$40,759

Foreign currency at cost	$2,167	$3,232

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	50

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2016 (Unaudited)

	Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Investment Income
Unaffiliated interest income	$143,383	$244,092	$75,770
Securities lending income, net of borrower rebates	420	1,776	93

Total Investment Income	143,803	245,868	75,863

Expenses
Investment advisory fees	15,006	19,415	5,972

Total Expenses	15,006	19,415	5,972

Net Investment income (loss)	128,797	226,453	69,891

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	12,959	(99,201)	12,258
Futures contracts	179,196	144,779	144,856

Net realized gain (loss)	192,155	45,578	157,114
Net change in unrealized appreciation (depreciation) on:
Investments	(72,893)	298,107	(110,922)
Futures contracts	22,297	20,108	19,990

Net change in unrealized appreciation (depreciation)	(50,596)	318,215	(90,932)

Net realized and unrealized gain (loss) on investments and futures	141,559	363,793	66,182

Net increase (decrease) in Net Assets Resulting from Operations	$270,356	$590,246	$136,073

See Notes to Financial Statements.	51

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2016 (Unaudited)

	Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Investment Income
Unaffiliated interest income	$742,955	$—	$—
Unaffiliated dividend income*	—	75,118	81,500
Securities lending income, net of borrower rebates	—	472	916

Total Investment Income	742,955	75,590	82,416

Expenses
Investment advisory fees	81,192	8,013	10,466

Total Expenses	81,192	8,013	10,466

Net Investment income (loss)	661,763	67,577	71,950

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	—	(77,648)	(124,421)
In-kind redemptions	391,584	—	—
Foreign currency transactions	—	228,700	396,713

Net realized gain (loss)	391,584	151,052	272,292
Net change in unrealized appreciation (depreciation) on:
Investments	(4,636,463)	70,253	(75,347)
Foreign currency translations	—	(55,669)	(57,485)

Net change in unrealized appreciation (depreciation)	(4,636,463)	14,584	(132,832)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4,244,879)	165,636	139,460

Net increase (decrease) in Net Assets Resulting from Operations	$(3,583,116)	$233,213	$211,410

* Unaffiliated foreign tax withheld	$—	$6,920	$2,875

See Notes to Financial Statements.	52

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2016 (Unaudited)

	Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$69,786	$38,803
Securities lending income, net of borrower rebates	142	471

Total Investment Income	69,928	39,274

Expenses
Investment advisory fees	7,211	5,177

Total Expenses	7,211	5,177

Net Investment income (loss)	62,717	34,097

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(74,062)	(36,760)
Foreign currency transactions	(55,573)	118,744

Net realized gain (loss)	(129,635)	81,984
Net change in unrealized appreciation (depreciation) on:
Investments	211,535	(134,213)
Foreign currency translations	(27,917)	6,110

Net change in unrealized appreciation (depreciation)	183,618	(128,103)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	53,983	(46,119)

Net increase (decrease) in Net Assets Resulting from Operations	$116,700	$(12,022)

* Unaffiliated foreign tax withheld	$11,792	$3,595

See Notes to Financial Statements.	53

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF		Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$128,797	$266,282	$226,453	$441,462
Net realized gain (loss)	192,155	(158,073)	45,578	(546,706)
Net change in net unrealized appreciation (depreciation)	(50,596)	(40,219)	318,215	(287,186)

Net increase (decrease) in net assets resulting from operations	270,356	67,990	590,246	(392,430)

Distributions to Shareholders from
Net investment income	(157,443)	(315,321)	(247,761)	(544,700)
Net realized gains	—	(19,900)	—	—

Total distributions	(157,443)	(335,221)	(247,761)	(544,700)

Fund Shares Transactions
Proceeds from shares sold	—	—	—	1,110,857
Value of shares redeemed	—	—	—	(2,339,158)

Net increase (decrease) in net assets resulting from fund share transactions	—	—	—	(1,228,301)

Total net increase (decrease) in Net Assets	112,913	(267,231)	342,485	(2,165,431)

Net Assets
Beginning of period	5,990,045	6,257,276	8,890,652	11,056,083

End of period	$6,102,958	$5,990,045	$9,233,137	$8,890,652

Distributions in excess of net investment income	$(2,403)	$—	$—	$—

Undistributed net investment income	$—	$26,243	$12,916	$34,224

Changes in Shares Outstanding
Shares outstanding, beginning of period	250,001	250,001	400,001	450,001
Shares sold	—	—	—	50,000
Shares redeemed	—	—	—	(100,000)

Shares outstanding, end of period	250,001	250,001	400,001	400,001

See Notes to Financial Statements.	54

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF		Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$69,891	$143,930	$661,763	$761,958
Net realized gain (loss)	157,114	(283,184)	391,584	(17,995)
Net change in net unrealized appreciation (depreciation)	(90,932)	133,662	(4,636,463)	1,612,257

Net increase (decrease) in net assets resulting from operations	136,073	(5,592)	(3,583,116)	2,356,220

Distributions to Shareholders from
Net investment income	(78,317)	(166,692)	(626,399)	(737,901)

Total distributions	(78,317)	(166,692)	(626,399)	(737,901)

Fund Shares Transactions
Proceeds from shares sold	—	—	38,315,746	13,390,357
Value of shares redeemed	—	(1,226,700)	(6,914,650)	—
Payments by Affiliates (See Note 10)	—	—	5,796	—

Net increase (decrease) in net assets resulting from fund share transactions	—	(1,226,700)	31,406,892	13,390,357

Total net increase (decrease) in Net Assets	57,756	(1,398,984)	27,197,377	15,008,676

Net Assets
Beginning of period	4,757,558	6,156,542	36,674,163	21,665,487

End of period	$4,815,314	$4,757,558	$63,871,540	$36,674,163

Undistributed net investment income	$4,629	$13,055	$115,838	$80,474

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	250,001	1,350,001	850,001
Shares sold	—	—	1,400,000	500,000
Shares redeemed	—	(50,000)	(250,000)	—

Shares outstanding, end of period	200,001	200,001	2,500,001	1,350,001

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF		Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period August 12, 2015(1) to May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period August 12, 2015(1) to May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$67,577	$257,559	$71,950	$167,918
Net realized gain (loss)	151,052	(278,676)	272,292	(134,798)
Net change in net unrealized appreciation (depreciation)	14,584	(94,104)	(132,832)	(115,872)

Net increase (decrease) in net assets resulting from operations	233,213	(115,221)	211,410	(82,752)

Distributions to Shareholders from
Net investment income	(47,271)	(168,419)	(130,363)	(75,062)
Net realized gains	—	—	—	(34,764)

Total distributions	(47,271)	(168,419)	(130,363)	(109,826)

Fund Shares Transactions
Proceeds from shares sold	—	11,570,439	—	4,824,369
Value of shares redeemed	—	(7,842,270)	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	3,728,169	—	4,824,369

Total net increase (decrease) in Net Assets	185,942	3,444,529	81,047	4,631,791

Net Assets
Beginning of period	3,444,554	25	4,631,816	25

End of period	$3,630,496	$3,444,554	$4,712,863	$4,631,816

Undistributed net investment income	$108,146	$87,840	$30,795	$89,208

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,001	1	200,001	1
Shares sold	—	500,000	—	200,000
Shares redeemed	—	(350,000)	—	—

Shares outstanding, end of period	150,001	150,001	200,001	200,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF		Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period August 12, 2015(1) to May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period August 12, 2015(1) to May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$62,717	$38,707	$34,097	$77,796
Net realized gain (loss)	(129,635)	(144,811)	81,984	(158,877)
Net change in net unrealized appreciation (depreciation)	183,618	(194,500)	(128,103)	(17,822)

Net increase (decrease) in net assets resulting from operations	116,700	(300,604)	(12,022)	(98,903)

Distributions to Shareholders from
Net investment income	(71,837)	(26,794)	(61,033)	(27,770)
Net realized gains	—	(52,159)	—	—

Total distributions	(71,837)	(78,953)	(61,033)	(27,770)

Fund Shares Transactions
Proceeds from shares sold	—	2,507,942	—	3,670,465
Value of shares redeemed	—	—	—	(1,134,540)

Net increase (decrease) in net assets resulting from fund share transactions	—	2,507,942	—	2,535,925

Total net increase (decrease) in Net Assets	44,863	2,128,385	(73,055)	2,409,252

Net Assets
Beginning of period	2,128,410	25	2,409,277	25

End of period	$2,173,273	$2,128,410	$2,336,222	$2,409,277

Undistributed net investment income	$2,883	$12,003	$22,207	$49,143

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	1	100,001	1
Shares sold	—	100,000	—	150,000
Shares redeemed	—	—	—	(50,000)

Shares outstanding, end of period	100,001	100,001	100,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	57

DBX ETF Trust

Financial Highlights

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$23.96		$25.03	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.52		1.07	0.27
Net realized and unrealized gain (loss)	0.56		(0.80)	(0.04)

Total from investment operations	1.08		0.27	0.23

Less distributions from:
Net investment income	(0.63)		(1.26)	(0.20)
Net realized gains	—		(0.08)	—

Total distributions	(0.63)		(1.34)	(0.20)

Net Asset Value, end of period	$24.41		$23.96	$25.03

Total Return (%)	4.54	**	1.22	0.90	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		6	6
Ratio of expenses (%)	0.49	*	0.50	0.50	*
Ratio of net investment income (loss) (%)	4.20	*	4.45	4.35	*
Portfolio turnover rate (%)(c)	8	**	15	1	**

Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$22.23		$24.57	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.57		1.08	0.29
Net realized and unrealized gain (loss)	0.90		(2.10)	(0.51)

Total from investment operations	1.47		(1.02)	(0.22)

Less distributions from:
Net investment income	(0.62)		(1.32)	(0.21)

Total distributions	(0.62)		(1.32)	(0.21)

Net Asset Value, end of period	$23.08		$22.23	$24.57

Total Return (%)	6.73	**	(4.06)	(0.87	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9		9	11
Ratio of expenses (%)	0.43	*	0.45	0.45	*
Ratio of net investment income (loss) (%)	5.01	*	4.81	4.75	*
Portfolio turnover rate (%)(c)	9	**	35	13	**

(a)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	58

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Net Asset Value, beginning of period	$23.79		$24.63	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.35		0.71	0.17
Net realized and unrealized gain (loss)	0.33		(0.73)	(0.43)

Total from investment operations	0.68		(0.02)	(0.26)

Less distributions from:
Net investment income	(0.39)		(0.82)	(0.11)

Total distributions	(0.39)		(0.82)	(0.11)

Net Asset Value, end of period	$24.08		$23.79	$24.63

Total Return (%)	2.90	**	(0.04)	(1.03)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		5	6
Ratio of expenses (%)	0.25	*	0.25	0.25 *
Ratio of net investment income (loss) (%)	2.93	*	3.00	2.72 *
Portfolio turnover rate (%)(d)	16	**	14	7 **

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$27.17		$25.49	$25.07	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.33		0.80	0.81	0.81
Net realized and unrealized gain (loss)	(1.62)		1.67	0.40	0.00	(e)

Total from investment operations	(1.29)		2.47	1.21	0.81

Less distributions from:
Net investment income	(0.33)		(0.79)	(0.79)	(0.74)

Total distributions	(0.33)		(0.79)	(0.79)	(0.74)

Net Asset Value, end of period	$25.55		$27.17	$25.49	$25.07

Total Return (%)	(4.81	)**	9.89	4.88	3.46	**(f)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	64		37	22	16
Ratio of expenses before fee waiver (%)	0.30	*	0.30	0.30	0.32	*
Ratio of expenses after fee waiver (%)	0.30	*	0.30	0.30	0.30	*
Ratio of net investment income (loss) (%)	2.45	*	3.07	3.16	3.48	*
Portfolio turnover rate (%)(d)	0	**	13	4	5	**

(a)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.
(b)	For the period June 4, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	Less than 0.005.
(f)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	59

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$22.96		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.45		0.70
Net realized and unrealized gain (loss)	1.11		(2.38)

Total from investment operations	1.56		(1.68)

Less distributions from:
Net investment income	(0.32)		(0.36)

Total distributions	(0.32)		(0.36)

Net Asset Value, end of period	$24.20		$22.96

Total Return (%)	6.85	**	(6.67)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		3
Ratio of expenses (%)	0.45	*	0.45 *
Ratio of net investment income (loss) (%)	3.80	*	3.83 *
Portfolio turnover rate (%)(c)	16	**	33 **

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$23.16		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.36		0.88
Net realized and unrealized gain (loss)	0.69		(2.17)

Total from investment operations	1.05		(1.29)

Less distributions from:
Net investment income	(0.65)		(0.38)
Net realized gains	—		(0.17)

Total distributions	(0.65)		(0.55)

Net Asset Value, end of period	$23.56		$23.16

Total Return (%)	4.73	**	(5.08)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		5
Ratio of expenses (%)	0.45	*	0.45 *
Ratio of net investment income (loss) (%)	3.09	*	4.86 *
Portfolio turnover rate (%)(c)	19	**	33 **

(a)	For the period August 12, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	60

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$21.28		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.63		0.39
Net realized and unrealized gain (loss)	0.54		(3.32)

Total from investment operations	1.17		(2.93)

Less distributions from:
Net investment income	(0.72)		(0.27)
Net realized gains	—		(0.52)

Total distributions	(0.72)		(0.79)

Net Asset Value, end of period	$21.73		$21.28

Total Return (%)	5.46	**	(11.67)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2
Ratio of expenses (%)	0.65	*	0.65 *
Ratio of net investment income (loss) (%)	5.65	*	2.20 *
Portfolio turnover rate (%)(c)	28	**	39 **

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2016 (Unaudited)		Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$24.09		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.34		0.75
Net realized and unrealized gain (loss)	(0.46)		(1.38)

Total from investment operations	(0.12)		(0.63)

Less distributions from:
Net investment income	(0.61)		(0.28)

Total distributions	(0.61)		(0.28)

Net Asset Value, end of period	$23.36		$24.09

Total Return (%)	(0.42	)**	(2.52)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2
Ratio of expenses (%)	0.45	*	0.45 *
Ratio of net investment income (loss) (%)	2.96	*	3.95 *
Portfolio turnover rate (%)(c)	22	**	46 **

(a)	For the period August 12, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	61

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2016, the Trust consists of thirty-nine investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF, Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Effective January 6, 2017, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF transferred their primary listings to Bats BZX Exchange, Inc. and are no longer listed or traded on the NYSE Arca, Inc. Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF and Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF offer shares that are listed and traded of the Bats BZX Exchange, Inc. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	Solactive Emerging Markets Bond — Interest Rate Hedged Index
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	Solactive High Yield Corporate Bond — Interest Rate Hedged Index
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	Solactive Investment Grade Bond — Interest Rate Hedged Index
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	MSCI ACWI ex US High Dividend Yield US Dollar Hedged Index
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	MSCI EAFE High Dividend Yield US Dollar Hedged Index
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	MSCI EM (Emerging Markets) High Dividend Yield US Dollar Hedged Index
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	MSCI EMU High Dividend Yield US Dollar Hedged Index

The Solactive USD Emerging Markets Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated emerging markets bonds. The Underlying Index is comprised of (a) long

62

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

positions in U.S. dollar denominated emerging markets bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the emerging markets bonds. The Solactive USD High Yield Corporate Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. The Solactive USD Investment Grade Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated investment grade liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels nd many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). The Solactive Indexes are rebalanced monthly on the last business day of each month.

The MSCI ACWI ex US High Dividend Yield U.S. Dollar Hedged Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI EAFE High Dividend Yield US Dollar Hedged Index is designed to provide exposure to equity securities in developed international stock markets (excluding the U.S. and Canada) in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI Emerging Markets High Dividend Yield US Dollar Hedged Index is designed to provide exposure to equity securities in global emerging markets in its parent index, the MSCI Emerging Markets Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI EMU High Dividend Yield US Dollar Hedged Index is designed to provide exposure to equity securities from countries in the European Monetary Union (the “EMU”) in its parent index, the MSCI EMU Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent, while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

63

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of

64

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following each Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted over the lives of the respective security for financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF and Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from net investment income monthly and Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the period ended November 30, 2016, the Funds did not incur any interest or penalties.

65

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

At May 31, 2016, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedge ETF	$102,688	$68,499	$171,187
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	76,059	4,111	80,170
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	94,048	—	94,048
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	—	38,372	38,372
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	781	1,184	1,965

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended May 31, 2016, the Funds incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$177,215
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF	425,225
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	207,451
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	87,058
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	27,497
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	136,998
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	34,684

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2016, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds, except the Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended November 30, 2016, the Funds invested the cash collateral into a joint trading account in

66

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of November 30, 2016 the Funds invested the cash collateral in Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of November 30, 2016) on the cash collateral invested in Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2016, the Funds listed below had securities on loan, which were classified as bonds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF

As of November 30, 2016, the Funds listed below had securities on loan, all of which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

As of November 30, 2016, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF had no securities on loan.

Derivatives

Forward Foreign Currency Exchange Contracts    Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF enter into forward foreign currency exchange contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2016, the Funds invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2016 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Funds had to the value of non U.S currencies during the period ended November 30, 2016.

67

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Futures Contracts    Each Fund may enter into futures contracts. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF and Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF enter into short U.S. Treasury futures contracts to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of each Fund’s long bond investments. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2016 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts	$421	Unrealized depreciation on future contracts	$—

	Total	$421	Total	$—

Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts	$628	Unrealized depreciation on future contracts	$—

	Total	$628	Total	$—

Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts	$436	Unrealized depreciation on future contracts	$—

	Total	$436	Total	$—

68

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$65,147	Unrealized depreciation on forward foreign currency exchange contracts	$30,932

	Total	$65,147	Total	$30,932

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$105,140	Unrealized depreciation on forward foreign currency exchange contracts	$49,316

	Total	$105,140	Total	$49,316

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$42,850	Unrealized depreciation on forward foreign currency exchange contracts	$7,122

	Total	$42,850	Total	$7,122

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$81,654	Unrealized depreciation on forward foreign currency exchange contracts	$4,219

	Total	$81,654	Total	$4,219

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended November 30, 2016 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures - Interest Rate Contracts	Foreign Exchange Contracts	Total
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$179,196	$—	$179,196
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF	144,779	—	144,779
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	144,856	—	144,856
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	—	234,054	234,054
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	—	401,406	401,406
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	—	(59,019)	(59,019)
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	—	118,810	118,810

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures - Interest Rate Contracts	Foreign Exchange Contracts	Total
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$22,297	$—	$22,297
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF	20,108	—	20,108
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	19,990	—	19,990
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	—	(55,743)	(55,743)
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	—	(57,717)	(57,717)
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	—	(28,005)	(28,005)
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	—	6,133	6,133

69

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For the year ended November 30, 2016 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Exchange Contracts (Contract Value)
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$(5,709,879)	$—
Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF	(8,253,638)	—
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	(4,558,221)	—
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	—	(3,489,110)
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	—	(4,564,678)
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	—	(2,125,407)
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	—	(2,280,160)

As of November 30, 2016, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a default with respect to all of the transactions with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
RBC Capital Markets	$10,587	$(9,845)	$—	$742	$9,845	$(9,845)	$—	$—
The Bank of New York Mellon	11,275	(442)	—	10,833	442	(442)	—	—
The Bank of Nova Scotia	40,699	(20,645)	—	20,054	20,645	(20,645)	—	—
JP Morgan & Chase Co.	2,586	—	—	2,586	—	—	—	—

	$65,147	$(30,932)	$—	$34,215	$30,932	$(30,932)	$—	$—

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF
RBC Capital Markets	$60,224	$(29,879)	$—	$30,345	$29,879	$(29,879)	$—	$—
The Bank of New York Mellon	13,680	(7,343)	—	6,337	7,343	(7,343)	—	—
The Bank of Nova Scotia	30,528	(12,094)	—	18,434	12,094	(12,094)	—	—
JP Morgan & Chase Co.	708	—	—	708	—	—	—	—

	$105,140	$(49,316)	$—	$55,824	$49,316	$(49,316)	$—	$—

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
The Bank of Nova Scotia	$42,850	$(7,122)	$—	$35,728	$7,122	$(7,122)	$—	$—

	$42,850	$(7,122)	$—	$35,728	$7,122	$(7,122)	$—	$—

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF
The Bank of Nova Scotia	$81,654	$(4,219)	$—	$77,435	$4,219	$(4,219)	$—	$—

	$81,654	$(4,219)	$—	$77,435	$4,219	$(4,219)	$—	$—

70

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Prior to the effective dates listed below, TDAM USA Inc. (“TDAM”) served as investment sub-advisor to Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF, Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF pursuant to a Sub-Advisory Agreement. Deutsche Investment Management Americas Inc. (“DIMA”) serves as investment sub-advisor to Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF pursuant to a Sub-Advisory Agreement.

Effective on the dates listed below with respect to each applicable Fund, as approved by the Board of Trustees of DBX ETF Trust, the Advisor assumed the day-to-day management of the Funds.

Effective Dates
September 13, 2016	Deutsche X-trackers Emerging Markets Bond—Interest Rate Hedged ETF
Deutsche X-trackers High Yield Corporate Bond—Interest Rate Hedged ETF
Deutsche X-trackers Investment Grade Bond—Interest Rate Hedged ETF

October 19, 2016	Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

November 17, 2016	Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers Investment Grade Bond—Interest Rate Hedged ETF	0.25%
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	0.30%
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	0.65%
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	0.45%

For its investment advisory services to the Funds below, for the period from June 1, 2016 through October 24, 2016, the Advisor received a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers Emerging Markets Bond—Interest Rate Hedged ETF	0.50%
Deutsche X-trackers High Yield Corporate Bond—Interest Rate Hedged ETF	0.45%

71

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Effective October 25, 2016, for its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers Emerging Markets Bond—Interest Rate Hedged ETF	0.45%
Deutsche X-trackers High Yield Corporate Bond—Interest Rate Hedged ETF	0.35%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisors, the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each independent Trustee; retainer fees to the Chairman of the Audit Committee and Lead Independent Trustee (Chairman of the Board of Trustees effective November 16, 2016); and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2016, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$681,454	$492,616
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	1,201,941	799,633
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	886,546	750,760
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	27,181,399	—
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	763,539	579,355
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	1,160,226	888,988
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	605,890	718,430
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	592,044	507,359

For the period ended November 30, 2016, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF	$10,611,847	$6,906,346

5. Fund Share Transactions

As of November 30, 2016, there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

72

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

6. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF, Deutsche X-trackers High Yield Corp Bond — Interest Rate Hedged ETF, Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF, Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF, Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2016.

Pro-rata Share
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	$525,000
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	1,050,000
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	525,000
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	525,000
Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF	525,000

7. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2016, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Deutsche X-trackers Emerging Markets Bond — Interest Rate Hedged ETF	62%
Deutsche X-trackers High Yield Corporate Bond — Interest Rate Hedged ETF	85%
Deutsche X-trackers Investment Grade Bond — Interest Rate Hedged ETF	36%
Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF	47%
Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF	30%
Deutsche X-trackers MSCI Emerging Markets High Dividends Yield Hedged Equity ETF	97%
Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF	75%

8. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

9. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of a fund, reduce liquidity for

73

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

10. Payments by Affiliates

During the period ended November 30, 2016, the Advisor agreed to reimburse Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF $5,796 for the diluting effect of an accounting adjustment related to certain investments held by the Fund.

74

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “Resources” “proxy voting” and at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Bats BZX, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund during the past calendar year, when available can be found at www.deutsche-etfs.com.

75

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

76

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. EMIH, HYIH and IGIH seek to mitigate the potential negative impact of rising Treasury interest rates by taking short positions in U.S. Treasury notes or bonds, or futures relating to those instruments. These short positions are not intended to mitigate credit risk or other factors that may have a greater impact on performance than rising or falling interest rates. The short positions may limit the potential positive impact of falling interest rates and there is no guarantee that the short positions will completely eliminate the interest rate risk of the long positions. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Stocks may decline in value. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

EMIH, HYIH, IGIH and RVNU are not sponsored, promoted, sold or supported in any other manner by Solactive AG (the “Licensor”) nor does the trade mark or the Index Price at any time or in any other respect.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave New York, New York 10154	Investment sub-advisors TDAM USA Inc. 161 Bay Street, 35th Floor TD Canada Trust Tower Toronto, Ontario Canada M5J 2T2	Administrator, custodian, fund accountant, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049075-1 (1/17) DBX 002440 (1/18)

November 30, 2016

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (ASHX)

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR)

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Deutsche X-trackers MSCI All China Equity ETF (CN)

DBX ETF Trust

To our shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our flagship ETFs tracking China’s equity market for the period ended November 30, 2016.

China’s economy grew 6.7% during the reporting period, overcoming a challenging external environment. Even as political events such as Britain’s decision to exit the Eurozone and US elections affected the trade outlook, China achieved its growth through an expansionary fiscal policy. Furthermore, the People’s Bank of China (PBOC), which had aggressively cut interest rates in 2015, kept monetary policy stable throughout 2016 to help the country achieve its growth target of 6.5%.

China avoided a hard landing in 2016, as the PBOC’s relatively generous monetary stance provided stimulus to a number of sectors. China’s property sector which benefited from this policy fueled construction and employment across the country. In addition, loose monetary policy drove up demand and prices for houses across many Chinese cities. Loans from China’s government to railroad and road infrastructure projects kept investment spending high as well. Consequently, China’s economy found its feet and a number of headline indicators recovered. Investment in fixed assets exceeded expectations and a slight markup in factory gate prices broke a deflationary trend in the final months of 2016.

China’s exports fell during the reporting period, given a broad slowdown in global trade. But here too, China made a late comeback, posting better export figures in November 2016, as the Eurozone and US economies stabilized. China is also making incremental progress in addressing structural issues in its economy. The country’s effort to rely less on exports and more on consumption started paying off. Consumption accounted for nearly two-thirds of economic growth in the past nine months, driven by retail and consumer durables growth. Furthermore, unlike in 2015, when China devalued its currency and its equity markets suffered volatility, Chinese capital markets were relatively calm in 2016. Key equity indices in the region were on course to finish the year higher. However, China has some near-term challenges to address. Its reliance on debt-fueled growth is causing concerns about a bubble in the property sector and overcapacity in the industrial sector. After an extended period of monetary easing, the PBOC is selectively tightening money supply in an effort to mitigate financial risks. Some concerns about growth in the country have also led to an outflow of capital and a sharp decline in the value of the Renminbi (RMB). In fact, the RMB hit an eight-year low against the USD in late 2016.

Nonetheless, China’s ability to steer its economy, through its control over the banking sector, appears intact. The country also has the means to buy time to implement structural changes in its economy and reforms at its state-owned enterprises. Encouragingly, China also looks keen on opening up its capital markets. The opening of the Hong Kong-Shenzhen stock link to foreign investors marks an important chapter in China’s financial liberalization, and such a move could improve the depth and quality of Chinese markets.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (ASHX)

The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (ASHX) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 USD Hedged Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market, while mitigating exposure to fluctuations between the value of the renmimbi (“RMB”) and the U.S. dollar. The Fund, using a “passive” or indexing approach, attempts to approximate the investment performance of the Underlying Index. ASHX expects to gain exposure to the China A-share market of the Underlying Index by investing in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR), an affiliated fund subadvised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Sector Diversification* as of 11/30/16

Financials	35.2%
Industrials	16.0%
Consumer Discretionary	10.3%
Information Technology	7.9%
Real Estate	6.1%
Consumer Staples	5.9%
Materials	5.7%
Health Care	5.7%
Utilities	3.9%
Energy	2.4%
Telecommunication Services	0.9%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral. Sector percentages are based on the sector allocations of the Fund’s investment in Deutsche X-trackers Harvest CSI 300 China A-shares ETF.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. The Fund, using a “passive” or indexing approach, attempts to approximate the investment performance of the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (21.0% of Net Assets)

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd.	4.1%
China Minsheng Banking Corp. Ltd.	2.3%
Industrial Bank Co. Ltd.	2.3%
China Vanke Co. Ltd	2.2%
China Merchant Bank Co. Ltd.	2.0%
China State Construction Engineering Corp Ltd.	1.7%
Bank of Communications Co. Ltd.	1.7%
Kweichow Moutai Co. Ltd.	1.7%
Shanghi Pudong Development Bank Co. Ltd.	1.5%
CITIC Securities Co. Ltd.	1.5%

Sector Diversification* as of 11/30/16

Financials	35.2%
Industrials	16.0%
Consumer Discretionary	10.3%
Information Technology	7.9%
Real Estate	6.1%
Consumer Staples	5.9%
Materials	5.7%
Health Care	5.7%
Utilities	3.9%
Energy	2.4%
Telecommunication Services	0.9%

Total	100.0%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 9.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS) seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of small cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (5.0% of Net Assets)

Description	% of Net Assets
Beijing Sanju Environmental Protection and New Material Co. Ltd.	0.7%
Tianqi Lithium Industries, Inc.	0.6%
Jinyu Bio-Technology Co. Ltd.	0.5%
Jiangsu Zhongtian Technology Co. Ltd.	0.5%
Jiangsu Changjiang Electronics Technology Co. Ltd.	0.5%
Zhejiang Wanfeng Auto Wheel Co. Ltd.	0.5%
NavInfo Co. Ltd.	0.5%
Humanwell Healthcare Group Co. Ltd.	0.4%
Hengtong Optic-electric Co. Ltd.	0.4%
Shandong Nanshan Aluminum Co. Ltd.	0.4%

Sector Diversification* as of 11/30/16

Industrials	22.6%
Consumer Discretionary	16.2%
Information Technology	15.8%
Materials	15.2%
Health Care	11.4%
Real Estate	7.7%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.9%
Financials	0.2%

Total	100.0%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 15.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI All China Equity ETF (CN)

The Deutsche X-trackers MSCI All China Equity ETF (CN) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index. The MSCI China All Shares Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe and is composed of A-shares, H-shares, B-shares, Red chips, and P chips share classes. The MSCI China All Shares Index captures large and mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, and P-chips. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai and Shenzhen. It is based on the concept of the integrated MSCI China equity universe with China A-shares included. The Fund, using a passive approach or indexing approach, attempts to approximate the performance of the MSCI China All Shares Index. The Fund expects to gain exposure to the China A-share components of the Index by investing in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF, affiliated funds subadvised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Ten Largest Equity and ETF Holdings as of 11/30/16 (70.7% of Net Assets)

Description	% of Net Assets
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	36.4%
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	7.8%
Tencent Holdings Ltd.	7.1%
Alibaba Group Holding Ltd.	5.3%
China Mobile Ltd.	3.4%
China Construction Bank Corp.	3.1%
Industrial & Commercial Bank of China Ltd.	2.3%
Baidu, Inc.	2.3%
Bank of China Ltd.	1.9%
CNOOC Ltd.	1.1%

Sector Diversification* as of 11/30/16

Financials	26.5%
Information Technology	21.7%
Industrials	11.6%
Consumer Discretionary	9.9%
Real Estate	4.9%
Energy	4.7%
Materials	4.5%
Telecommunication Services	4.5%
Health Care	4.4%
Consumer Staples	4.0%
Utilities	3.3%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral. Sector percentages include the sector allocations of the Underlying Funds in which the Fund invests.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 24.

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other fund expenses. In addition to the ongoing expenses which each Fund bears directly, the Deutsche X-trackers MSCI All China Equity ETF shareholders indirectly bear the expenses of Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Underlying Funds”) in which the Deutsche X-trackers MSCI All China Equity ETF invests. The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF shareholders indirectly bear the expenses of Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (the “Underlying Fund”) in which the Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF invests. These expenses are not included in Deutsche X-trackers MSCI All China Equity ETF’s and Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF’s annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and Deutsche X-trackers MSCI All China Equity ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF(2)
Actual	$1,000.00	$1,113.50	0.05%	$0.26
Hypothetical (5% return before expenses)	$1,000.00	$1,024.82	0.05%	$0.25
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$1,085.10	0.69%	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	0.69%	$3.50
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$1,053.90	0.69%	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	0.69%	$3.50
Deutsche X-trackers MSCI All China Equity ETF(2)
Actual	$1,000.00	$1,095.60	0.34%	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	0.34%	$1.72

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

6

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUND — 100.0%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)(b) (Cost $2,591,013)	94,038	$2,433,703

SECURITIES LENDING COLLATERAL — 44.8%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (c)(d) (Cost $1,090,892)	1,090,892	1,090,892

TOTAL INVESTMENTS — 144.8% (Cost $3,681,905)†		$3,524,595
Other assets and liabilities, net — (44.8%)		(1,090,560)

NET ASSETS — 100.0%		$2,434,035

†	The cost for federal income tax purposes was $3,694,106. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $169,511. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $169,511.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $1,055,412, which is 43.4% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	12/5/2016	CNH	15,473,000	USD	2,275,625	$39,957
Goldman Sachs & Co.	12/5/2016	USD	2,235,983	CNH	15,473,000	(315)
Goldman Sachs & Co.	1/5/2017	CNH	16,946,000	USD	2,441,083	283
Goldman Sachs & Co.	1/5/2017	USD	2,598	CNH	18,000	(5)

Total net unrealized appreciation						$39,920

Currency Abbreviations

CNH	Chinese Offshore Yuan
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$2,433,703	$—	$—	$2,433,703
Short-Term Investments	1,090,892	—	—	1,090,892
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	40,240	—	40,240

TOTAL	$3,524,595	$40,240	$—	$3,564,835

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(320)	$—	$(320)

TOTAL	$—	$(320)	$—	$(320)

(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Consumer Discretionary — 10.2%
Alpha Group, Class A	186,362	$725,792
Beijing Enlight Media Co. Ltd., Class A	313,400	516,942
Beijing Gehua CATV Network Co. Ltd., Class A	248,300	603,754
BYD Co. Ltd., Class A*	194,601	1,556,549
China International Travel Service Corp. Ltd., Class A	173,361	1,115,491
China South Publishing & Media Group Co. Ltd., Class A	257,363	694,620
Chinese Universe Publishing and Media Co. Ltd., Class A	195,658	643,481
Chongqing Changan Automobile Co. Ltd., Class A	801,788	1,900,905
CITIC Guoan Information Industry Co. Ltd., Class A	975,000	1,433,450
FAW CAR Co. Ltd., Class A	296,587	509,361
Fuyao Glass Industry Group Co. Ltd., Class A	499,412	1,363,792
Great Wall Motor Co. Ltd., Class A	428,513	671,507
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,715,278	7,059,584
Heilan Home Co. Ltd., Class A	480,696	767,179
Hisense Electric Co. Ltd., Class A	277,573	722,282
Huawen Media Investment Corp., Class A	726,144	1,176,753
Huayi Brothers Media Corp., Class A	710,342	1,361,432
Huayu Automotive Systems Co. Ltd., Class A	452,767	1,104,198
Hunan TV & Broadcast Intermediary Co. Ltd., Class A	405,092	912,971
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A*	279,970	435,493
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	271,936	442,652
Liaoning Cheng Da Co. Ltd., Class A*	434,277	1,344,128
Midea Group Co. Ltd., Class A	1,141,248	4,995,662
Pang Da Automobile Trade Co. Ltd., Class A*	1,605,802	673,204
Qingdao Haier Co. Ltd., Class A	1,087,078	1,681,518
SAIC Motor Corp. Ltd., Class A	1,178,757	4,302,717
Shanghai Oriental Pearl Media Co. Ltd., Class A	467,684	1,674,695
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,165,450	1,255,183
Sichuan Changhong Electric Co. Ltd., Class A*	1,315,911	888,384
Songcheng Performance Development Co. Ltd., Class A	207,282	683,209
Suning Commerce Group Co. Ltd., Class A	1,322,055	2,230,373
TCL Corp., Class A	2,249,080	1,208,295
Wanda Cinema Line Co. Ltd., Class A	167,286	1,610,128
Wanxiang Qianchao Co. Ltd., Class A	412,424	863,912
Wasu Media Holding Co. Ltd., Class A	152,189	417,357
Wuchan Zhongda Group Co. Ltd., Class A	408,320	618,613
Zhejiang Huace Film & TV Co. Ltd., Class A	249,601	482,070

		50,647,636

	Number of Shares	Value
Consumer Staples — 5.9%
Beijing Dabeinong Technology Group Co. Ltd., Class A	725,939	$789,178
Beijing Yanjing Brewery Co. Ltd., Class A	502,658	548,626
By-health Co. Ltd., Class A	258,500	497,015
COFCO Tunhe Co. Ltd., Class A	364,700	655,336
Henan Shuanghui Investment & Development Co. Ltd., Class A	352,044	1,151,189
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,156,249	6,165,699
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	214,280	2,183,875
Kweichow Moutai Co. Ltd., Class A	178,694	8,242,647
Luzhou Laojiao Co. Ltd., Class A	250,328	1,240,892
MeiHua Holdings Group Co. Ltd., Class A	664,557	665,767
New Hope Liuhe Co. Ltd., Class A	742,534	915,635
Shanghai Bailian Group Co. Ltd., Class A*	273,646	519,411
Shanghai Bairun Investment Holding Group Co. Ltd., Class A*	64,400	204,817
Shenzhen Agricultural Products Co. Ltd., Class A	305,519	597,576
Tsingtao Brewery Co. Ltd., Class A	99,016	442,018
Wuliangye Yibin Co. Ltd., Class A	676,988	3,516,376
Yonghui Superstores Co. Ltd., Class A	1,365,564	906,112

		29,242,169

Energy — 2.3%
China Coal Energy Co. Ltd., Class A*	653,574	588,626
China Merchants Energy Shipping Co. Ltd., Class A	761,300	618,514
China Oilfield Services Ltd., Class A	211,876	402,164
China Petroleum & Chemical Corp., Class A	3,743,815	2,771,031
China Shenhua Energy Co. Ltd., Class A	704,910	1,725,233
Guanghui Energy Co. Ltd., Class A*	1,115,934	711,434
Offshore Oil Engineering Co. Ltd., Class A	794,083	843,743
PetroChina Co. Ltd., Class A	1,729,121	1,904,748
Shaanxi Coal Industry Co. Ltd., Class A*	718,408	569,126
Sinopec Oilfield Service Corp., Class A*	640,300	375,809
Wintime Energy Co. Ltd., Class A	1,323,142	841,620
Yanzhou Coal Mining Co. Ltd., Class A	142,023	242,064

		11,594,112

Financials — 35.0%
Agricultural Bank of China Ltd., Class A	13,597,770	6,310,007
Anxin Trust Co. Ltd., Class A	315,300	1,066,589
Avic Capital Co. Ltd., Class A	1,591,090	1,545,686
Bank of Beijing Co. Ltd., Class A	4,331,598	6,337,030
Bank of China Ltd., Class A	7,503,400	3,807,346
Bank of Communications Co. Ltd., Class A	9,774,410	8,280,285
Bank of Nanjing Co. Ltd., Class A	1,289,042	2,146,726
Bank of Ningbo Co. Ltd., Class A	695,302	1,762,027
Bohai Financial Investment Holding Co. Ltd., Class A*	675,800	743,747
Changjiang Securities Co. Ltd., Class A	1,177,127	2,055,641

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Financials (Continued)
China CITIC Bank Corp. Ltd., Class A	1,099,801	$1,068,417
China Construction Bank Corp., Class A	2,731,370	2,199,342
China Everbright Bank Co. Ltd., Class A	5,669,858	3,352,375
China Life Insurance Co. Ltd., Class A	593,906	2,214,247
China Merchants Bank Co. Ltd., Class A	3,671,817	9,846,504
China Merchants Securities Co. Ltd., Class A	1,033,927	2,851,841
China Minsheng Banking Corp. Ltd., Class A	8,415,852	11,557,897
China Pacific Insurance Group Co. Ltd., Class A	1,117,943	4,882,334
CITIC Securities Co. Ltd., Class A	2,804,445	7,196,187
Dongxing Securities Co. Ltd., Class A	391,392	1,307,016
Everbright Securities Co. Ltd., Class A	417,169	1,062,613
Founder Securities Co. Ltd., Class A	1,465,331	1,806,932
GF Securities Co. Ltd., Class A	1,056,677	2,986,387
Guosen Securities Co. Ltd., Class A	876,502	2,240,228
Guotai Junan Securities Co. Ltd., Class A	542,558	1,561,617
Guoyuan Securities Co. Ltd., Class A	418,601	1,390,011
Haitong Securities Co. Ltd., Class A	2,883,325	6,985,938
Huatai Securities Co. Ltd., Class A	1,160,873	3,327,856
Huaxia Bank Co. Ltd., Class A	1,904,368	3,179,728
Industrial & Commercial Bank of China Ltd., Class A	8,631,726	5,640,183
Industrial Bank Co. Ltd., Class A	4,747,500	11,557,507
Industrial Securities Co. Ltd., Class A	1,663,448	2,080,092
New China Life Insurance Co. Ltd., Class A	298,237	1,994,024
Northeast Securities Co. Ltd., Class A	503,224	1,009,736
Orient Securities Co. Ltd., Class A	938,637	2,308,124
Pacific Securities Co. Ltd., Class A	2,426,533	2,136,292
Ping An Bank Co. Ltd., Class A	2,445,818	3,376,639
Ping An Insurance Group Co. of China Ltd., Class A	3,851,463	20,227,781
SDIC Essence Holdings Co. Ltd., Class A	391,500	952,518
Sealand Securities Co. Ltd., Class A	752,749	842,264
Shanghai Pudong Development Bank Co. Ltd., Class A	3,075,723	7,629,948
Shanxi Securities Co. Ltd., Class A	402,300	821,768
Shenwan Hongyuan Group Co. Ltd., Class A	2,142,731	2,143,536
Sinolink Securities Co. Ltd., Class A	648,130	1,323,919
SooChow Securities Co. Ltd., Class A	747,094	1,576,831
Southwest Securities Co. Ltd., Class A	1,006,532	1,134,957
Western Securities Co. Ltd., Class A	497,363	1,779,532

		173,608,205

Health Care — 5.7%
Aier Eye Hospital Group Co. Ltd., Class A	140,832	680,605
Aurora Optoelectronics Co. Ltd., Class A*	81,945	341,408
Beijing Tongrentang Co. Ltd., Class A	194,020	961,208
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	142,064	540,128
Dong-E-E-Jiao Co. Ltd., Class A	187,219	1,636,617
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A*	990,448	697,297
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	200,173	727,781

	Number of Shares	Value
Health Care (Continued)
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	150,056	$463,136
Huadong Medicine Co. Ltd., Class A	86,506	912,781
Hualan Biological Engineering, Inc., Class A	164,643	847,326
Jiangsu Hengrui Medicine Co. Ltd., Class A	501,042	3,394,169
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	257,235	1,383,344
Jointown Pharmaceutical Group Co. Ltd., Class A	115,662	346,782
Kangmei Pharmaceutical Co. Ltd., Class A	1,059,393	2,646,415
Lepu Medical Technology Beijing Co. Ltd., Class A	310,566	840,909
Searainbow Holding Corp., Class A*	257,698	2,156,238
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	393,884	1,355,197
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	409,411	1,200,286
Shanghai RAAS Blood Products Co. Ltd., Class A	351,774	1,087,756
Shenzhen Hepalink Pharmaceutical Co. Ltd., Class A	134,141	359,912
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	112,719	490,479
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	308,031	770,367
Tasly Pharmaceutical Group Co. Ltd., Class A	231,452	1,381,873
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	341,789	1,131,984
Yunnan Baiyao Group Co. Ltd., Class A	159,443	1,701,440

		28,055,438

Industrials — 15.8%
Air China Ltd., Class A	916,234	1,053,005
AVIC Aero-Engine Controls Co. Ltd., Class A	161,716	612,507
AVIC Aircraft Co. Ltd., Class A	394,678	1,268,922
Avic Aviation Engine Corp. PLC, Class A	283,833	1,437,753
AVIC Helicopter Co. Ltd., Class A	84,266	565,476
Beijing Originwater Technology Co. Ltd., Class A	552,899	1,439,516
BlueFocus Communication Group Co. Ltd., Class A	495,538	781,554
China Avionics Systems Co. Ltd., Class A	189,048	530,736
China Baoan Group Co. Ltd., Class A	760,530	1,125,832
China Communications Construction Co. Ltd., Class A	543,096	1,258,541
China COSCO Holdings Co. Ltd., Class A*	1,355,606	1,171,904
China CSSC Holdings Ltd., Class A	245,710	846,810
China Eastern Airlines Corp. Ltd., Class A*	1,393,165	1,333,269
China First Heavy Industries, Class A*	932,218	827,453
China Gezhouba Group Co. Ltd., Class A	990,012	1,372,512
China International Marine Containers Group Co. Ltd., Class A	262,161	579,093

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
China National Chemical Engineering Co. Ltd., Class A	700,980	$672,869
China Railway Construction Corp. Ltd., Class A	1,228,370	2,233,917
China Railway Group Ltd., Class A	1,988,487	2,817,124
China Shipbuilding Industry Co. Ltd., Class A*	3,267,194	3,405,394
China Southern Airlines Co. Ltd., Class A	1,246,699	1,394,953
China Spacesat Co. Ltd., Class A	211,140	1,001,461
China State Construction Engineering Corp. Ltd., Class A	5,341,951	8,502,454
China XD Electric Co. Ltd., Class A	732,090	639,232
CITIC Heavy Industries Co. Ltd., Class A	463,000	435,732
Cosco Shipping Development Co. Ltd., Class A*	1,140,600	733,754
CRRC Corp. Ltd., Class A	3,262,220	5,649,723
CSSC Offshore and Marine Engineering Group Co. Ltd., Class A	86,393	345,952
Daqin Railway Co. Ltd., Class A	2,116,060	2,242,276
Dongfang Electric Corp. Ltd., Class A	426,229	631,574
Eternal Asia Supply Chain Management Ltd., Class A	446,800	778,964
Guangshen Railway Co. Ltd., Class A	1,215,450	794,205
Hainan Airlines Co. Ltd., Class A*	2,338,200	1,139,118
Han’s Laser Technology Industry Group Co. Ltd., Class A	301,477	1,008,497
Jihua Group Corp. Ltd., Class A	547,600	664,967
Juneyao Airlines Co. Ltd., Class A	50,852	185,548
Luxshare Precision Industry Co. Ltd., Class A	301,739	892,035
Metallurgical Corp. of China Ltd., Class A	1,742,500	1,355,227
NARI Technology Co. Ltd., Class A	518,100	1,157,924
Ningbo Zhoushan Port Co. Ltd., Class A	1,362,900	1,040,292
Power Construction Corp. of China Ltd., Class A	1,469,206	1,707,639
Sany Heavy Industry Co. Ltd., Class A	1,362,844	1,280,609
Shanghai Construction Group Co. Ltd., Class A	1,013,682	725,377
Shanghai Electric Group Co. Ltd., Class A*	1,052,700	1,459,755
Shanghai International Airport Co. Ltd., Class A	344,353	1,363,493
Shanghai International Port Group Co. Ltd., Class A	1,161,453	891,566
Shanghai Tunnel Engineering Co. Ltd., Class A	567,334	859,522
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	133,675	394,798
Shenzhen Inovance Technology Co. Ltd., Class A	340,336	1,038,120
Siasun Robot & Automation Co. Ltd., Class A	387,653	1,362,899
Spring Airlines Co. Ltd., Class A	84,927	516,751
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	562,345	922,690
TBEA Co. Ltd., Class A	924,356	1,290,844
Tian Di Science & Technology Co. Ltd., Class A	585,084	436,440

	Number of Shares	Value
Industrials (Continued)
Tus-Sound Environmental Resources Co. Ltd., Class A	182,406	$875,983
Weichai Power Co. Ltd., Class A	871,109	1,284,487
XCMG Construction Machinery Co. Ltd., Class A*	1,487,272	788,529
Xiamen C & D, Inc., Class A	609,281	1,040,218
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	557,669	1,518,849
Yingkou Port Liability Co. Ltd., Class A	693,200	365,770
Zhengzhou Yutong Bus Co. Ltd., Class A	473,028	1,439,448
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,569,222	1,079,813

		78,571,675

Information Technology — 7.9%
Aisino Corp., Class A	394,793	1,301,252
Beijing Shiji Information Technology Co. Ltd., Class A	116,112	430,548
Beijing Ultrapower Software Co. Ltd., Class A	424,064	635,722
Beijing Xinwei Technology Group Co. Ltd., Class A	414,445	1,041,295
BOE Technology Group Co. Ltd., Class A	8,462,158	3,547,613
DHC Software Co. Ltd., Class A	279,333	938,459
Dongxu Optoelectronic Technology Co. Ltd., Class A	668,100	1,249,778
East Money Information Co. Ltd., Class A	760,933	2,384,860
Focus Media Information Technology Co. Ltd., Class A	217,400	532,390
GoerTek, Inc., Class A	326,384	1,335,752
GRG Banking Equipment Co. Ltd., Class A	288,500	626,013
Guangzhou Haige Communications Group, Inc. Co., Class A	533,940	930,115
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	652,146	2,356,904
Hundsun Technologies, Inc., Class A	175,542	1,448,512
Iflytek Co. Ltd., Class A	322,379	1,383,209
Inspur Electronic Information Industry Co. Ltd., Class A	214,600	719,428
Jiangsu Protruly Vision Technology Group Co. Ltd., Class A*	346,400	766,673
Leshi Internet Information & Technology Corp. Beijing, Class A	352,751	1,938,820
Neusoft Corp., Class A	354,107	990,541
Ourpalm Co. Ltd., Class A	687,400	1,099,061
People.cn Co. Ltd., Class A	197,125	540,018
Sanan Optoelectronics Co. Ltd., Class A	721,972	1,317,155
Shanghai 2345 Network Holding Group Co. Ltd., Class A	270,300	475,547
Shenzhen Infogem Technologies Co. Ltd., Class A	100,200	383,713
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	178,400	779,375
Shenzhen O-film Tech Co. Ltd., Class A	256,446	1,364,642
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	421,127	543,008
Tsinghua Tongfang Co. Ltd., Class A	635,944	1,403,832

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Wangsu Science & Technology Co., Ltd., Class A	169,052	$1,482,205
Wonders Information Co. Ltd., Class A	256,800	922,526
Yonyou Network Technology Co. Ltd., Class A	259,799	931,797
Zhejiang Dahua Technology Co. Ltd., Class A	516,755	1,069,009
ZTE Corp., Class A	839,398	2,043,465

		38,913,237

Materials — 5.7%
Aluminum Corp. of China Ltd., Class A*	1,960,152	1,320,483
Angang Steel Co. Ltd., Class A*	646,662	487,049
Anhui Conch Cement Co. Ltd., Class A	711,861	1,866,765
Baoshan Iron & Steel Co. Ltd., Class A	1,750,536	1,619,601
BBMG Corp., Class A	898,128	589,456
China Hainan Rubber Industry Group Co. Ltd., Class A*	420,800	443,466
China Molybdenum Co. Ltd., Class A	1,375,788	809,474
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	775,318	1,455,949
Hesteel Co. Ltd., Class A	1,520,378	707,725
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	3,461,848	1,491,356
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	901,870	679,264
Jiangxi Copper Co. Ltd., Class A	295,634	816,719
Jinduicheng Molybdenum Co. Ltd., Class A*	345,104	414,081
Kangde Xin Composite Material Group Co. Ltd., Class A	917,493	2,384,787
Kingenta Ecological Engineering Group Co. Ltd., Class A	559,102	632,863
Luxin Venture Capital Group Co. Ltd., Class A	107,992	397,940
Qinghai Salt Lake Industry Co. Ltd., Class A	267,106	784,629
Shandong Gold Mining Co. Ltd., Class A	263,643	1,453,631
Shandong Iron and Steel Co. Ltd., Class A*	598,500	226,685
Shanxi Taigang Stainless Steel Co. Ltd., Class A*	799,800	485,610
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	547,238	996,791
Sinopec Shanghai Petrochemical Co. Ltd., Class A	775,032	684,570
Tongling Nonferrous Metals Group Co. Ltd., Class A*	2,369,220	1,075,455
Wanhua Chemical Group Co. Ltd., Class A	384,109	1,158,868
Wuhan Iron & Steel Co. Ltd., Class A*	1,424,400	704,231
Xinxing Ductile Iron Pipes Co. Ltd., Class A	779,100	583,418
Zhejiang Longsheng Group Co. Ltd., Class A	811,088	1,111,561
Zhongjin Gold Corp. Ltd., Class A*	613,171	1,147,025
Zijin Mining Group Co. Ltd., Class A	3,374,951	1,736,899

		28,266,351

	Number of Shares	Value
Real Estate — 6.1%
Beijing Capital Development Co. Ltd., Class A	364,686	$684,307
China Fortune Land Development Co. Ltd., Class A	315,624	1,192,248
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	840,809	2,345,912
China Vanke Co. Ltd., Class A	2,769,601	10,802,301
Financial Street Holdings Co. Ltd., Class A	529,428	913,836
Gemdale Corp., Class A	799,331	1,695,172
Greenland Holdings Corp. Ltd., Class A	128,000	177,269
Oceanwide Holdings Co. Ltd., Class A	557,898	841,194
Poly Real Estate Group Co. Ltd., Class A	2,530,949	3,614,910
RiseSun Real Estate Development Co. Ltd., Class A	465,220	595,867
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	263,662	973,412
Shanghai SMI Holding Co. Ltd., Class A*	524,847	1,420,350
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	275,300	737,859
Xinhu Zhongbao Co. Ltd., Class A	1,222,346	830,518
Youngor Group Co. Ltd., Class A	546,600	1,173,419
Zhejiang China Commodities City Group Co. Ltd., Class A	968,283	1,164,616
Zhongtian Urban Development Group Co. Ltd., Class A	982,300	970,599

		30,133,789

Telecommunication Services — 0.9%
China United Network Communications Ltd., Class A	3,005,115	2,893,293
Dr Peng Telcom & Media Group Co. Ltd., Class A	404,339	1,395,845

		4,289,138

Utilities — 3.9%
Beijing Capital Co. Ltd., Class A	855,712	534,403
Beijing Jingneng Power Co. Ltd., Class A	498,702	322,980
CECEP Wind-Power Corp., Class A	73,200	105,608
China National Nuclear Power Co. Ltd., Class A	1,662,300	1,759,047
China Yangtze Power Co. Ltd., Class A	2,347,825	4,527,711
Datang International Power Generation Co. Ltd., Class A	1,088,365	637,216
GD Power Development Co. Ltd., Class A	4,179,500	1,975,737
Guangdong Golden Dragon Development, Inc., Class A	158,200	577,464
Guangzhou Development Group, Inc., Class A	291,900	446,454
Huadian Power International Corp. Ltd., Class A	872,459	665,942
Huaneng Power International, Inc., Class A	1,492,840	1,653,100
Hubei Energy Group Co. Ltd., Class A	690,968	493,449
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,036,950	491,687
SDIC Power Holdings Co. Ltd., Class A	1,217,936	1,228,958
Shanghai Electric Power Co. Ltd., Class A	281,400	488,282

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
Shenergy Co. Ltd., Class A	811,444	$717,905
Shenzhen Energy Group Co. Ltd., Class A	423,600	439,681
Sichuan Chuantou Energy Co. Ltd., Class A	787,707	1,046,496
Zhejiang Zheneng Electric Power Co. Ltd., Class A	1,446,190	1,191,674

		19,303,794

TOTAL COMMON STOCKS (Cost $410,325,819)		492,625,544

TOTAL INVESTMENTS — 99.4% (Cost $410,325,819)†		$492,625,544
Other assets and liabilities, net — 0.6%		3,183,372

NET ASSETS — 100.0%		$495,808,916

*	Non-income producing security.
†	The cost for federal income tax purposes was $477,380,136. At November 30, 2016, net unrealized appreciation for all securities based on tax cost was $15,245,408. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $90,760,373 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $75,514,965.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$475,327,461	$—	$17,298,083	$492,625,544

TOTAL	$475,327,461	$—	$17,298,083	$492,625,544

(a)	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2016	$19,241,343
Purchases	4,863,489
Sales	(1,465,964)
Realized gain (loss)	(159,243)
Change in unrealized gain (loss)	2,239,934
Transfers into Level 3 (b)	6,327,802
Transfer out of Level 3 (b)	(13,749,278)
Balance at November 30, 2016	17,298,083
Change in unrealized gain (loss) related to Investments still held at November 30, 2016	2,242,852

(b)	During the period ended November 30, 2016, the amount of transfers between Level 1 and Level 3 was $6,327,802 and between Level 3 and Level 1 was $13,749, 278. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2016 (Unaudited)

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -1% to 14% with a weighted average range of approximately 4%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

Asset Class	Fair Value at 11/30/2016	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$9,629,311	Market Approach	Last traded price adjusted for proxy.
Common Stock: Financials	743,747	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	1,701,440	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	2,248,284	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	543,008	Market Approach	Last traded price adjusted for proxy.
Common Stock: Real Estate	1,944,011	Market Approach	Last traded price adjusted for proxy.
Common Stock: Utilities	488,282	Market Approach	Last traded price adjusted for proxy.

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Consumer Discretionary — 16.1%
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	45,700	$84,234
Anhui Xinhua Media Co. Ltd., Class A	19,300	49,803
Anhui Zhongding Sealing Parts Co. Ltd., Class A	28,800	111,176
Beijing HualuBaina Film & TV Co. Ltd., Class A	16,700	55,478
Beiqi Foton Motor Co. Ltd., Class A	222,200	102,148
Besttone Holdings Co. Ltd., Class A	9,500	28,758
Changjiang Publishing & Media Co. Ltd., Class A	29,400	38,421
Chengdu B-Ray Media Co. Ltd., Class A	35,800	44,664
China Automotive Engineering Research Institute Co. Ltd., Class A	18,500	27,386
China CYTS Tours Holding Co. Ltd., Class A	27,700	92,742
China Shipbuilding Industry Group Power Co. Ltd., Class A*	16,800	76,697
China Television Media Ltd., Class A	6,200	22,183
Chongqing Department Store Co. Ltd., Class A	11,600	41,001
Chongqing Zongshen Power Machinery Co. Ltd., Class A	32,300	46,741
Dashang Co. Ltd., Class A	8,600	58,146
DongFeng Automobile Co. Ltd., Class A	37,400	40,063
Eastern Gold Jade Co. Ltd., Class A*	33,500	53,562
Elec-Tech International Co. Ltd., Class A*	45,600	40,541
Fangda Special Steel Technology Co. Ltd., Class A	25,000	24,828
FAWER Automotive Parts Co. Ltd., Class A	24,300	31,370
Fujian Funeng Co. Ltd., Class A	14,800	25,653
Fujian Septwolves Industry Co. Ltd., Class A	23,200	36,591
Gansu Gangtai Holding Group Co. Ltd., Class A	28,500	71,447
Global Top E-Commerce Co. Ltd., Class A	20,200	61,539
Guangdong Advertising Group Co. Ltd., Class A	44,680	89,682
Guangdong Chj Industry Co. Ltd., Class A	21,700	34,821
Guangzhou Pearl River Piano Group Co. Ltd., Class A	9,800	23,163
Guirenniao Co. Ltd., Class A	5,900	24,146
Haima Automobile Group Co. Ltd., Class A	53,900	41,765
Hang Zhou Great Star Industrial Co. Ltd., Class A	20,153	53,810
Hangzhou Robam Appliances Co. Ltd., Class A	17,397	97,078
Hefei Department Store Group Co. Ltd., Class A	27,600	36,229
Hunan Friendship & Apollo Cmmericial Co. Ltd., Class A	20,600	42,615
Jiangling Motors Corp. Ltd., Class A	9,600	42,814
Jiangsu Hongtu High Technology Co. Ltd., Class A	43,600	77,907
Jiangsu Sunshine Co. Ltd., Class A*	71,500	47,340
Jinzhou Cihang Group Co. Ltd., Class A*	21,100	50,391

	Number of Shares	Value
Consumer Discretionary (Continued)
Jishi Media Co. Ltd., Class A	104,700	$68,414
Joyoung Co. Ltd., Class A	14,300	41,118
KingClean Electric Co. Ltd., Class A	2,000	12,924
Leo Group Co. Ltd., Class A	38,600	96,536
Lifan Industry Group Co. Ltd., Class A	29,400	40,801
Loncin Motor Co. Ltd., Class A	20,200	63,338
Luolai Lifestyle Technology Co. Ltd., Class A	13,055	26,724
Luthai Textile Co. Ltd., Class A	22,100	40,990
Meisheng Cultural & Creative Corp. Ltd., Class A*	10,500	51,609
Nanjing Central Emporium, Class A	27,100	32,948
Nanjing Xinjiekou Department Store Co. Ltd., Class A	23,600	113,258
NavInfo Co. Ltd., Class A	40,750	126,832
Ningbo Huaxiang Electronic Co. Ltd., Class A	20,300	69,141
Ningbo Joyson Electronic Corp., Class A*	16,300	81,484
Perfect World Co. Ltd./China, Class A	8,900	42,458
Rastar Group, Class A*	30,000	51,609
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A*	19,100	39,954
Shanghai Haixin Group Co., Class A	35,400	69,598
Shanghai Huayi Group Corp. Ltd., Class A	3,400	8,518
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	9,088	40,083
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A*	59,150	39,933
Shanghai New World Co. Ltd., Class A	21,542	46,682
Shanghai Xinhua Media Co. Ltd., Class A	24,700	32,601
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	47,800	76,910
Shenzhen Fenda Technology Co. Ltd., Class A	17,300	35,113
Shenzhen Fuanna Bedding and Furnishing Co. Ltd., Class A	20,100	26,645
Shenzhen Topway Video Communication Co. Ltd., Class A	8,850	19,639
Shijiazhuang Changshan Textile Co. Ltd., Class A	18,000	35,961
Sichuan Chengfei Integration Technology Corp., Class A	8,400	44,651
Sinomach Automobile Co. Ltd., Class A	13,650	24,962
Sou Yu Te Group Co. Ltd., Class A	20,462	39,638
Suofeiya Home Collection Co. Ltd., Class A	12,600	100,036
Time Publishing and Media Co. Ltd., Class A	9,700	28,689
Visual China Group Co. Ltd., Class A*	13,500	43,599
Wangfujing Group Co. Ltd., Class A	17,730	45,049
Weifu High-Technology Group Co. Ltd., Class A	24,000	83,858
Wenfeng Great World Chain Development Corp., Class A	60,550	48,843
Wuhan Department Store Group Co. Ltd., Class A*	13,861	42,420
Wuxi Little Swan Co. Ltd., Class A	10,405	53,128

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Yantai Tayho Advanced Materials Co. Ltd., Class A*	20,000	$38,338
Yihua Lifestyle Technology Co. Ltd., Class A	56,700	93,852
Yotrio Group Co. Ltd., Class A	51,040	56,445
Zhejiang Aokang Shoes Co. Ltd., Class A	7,500	24,395
Zhejiang Century Huatong Group Co. Ltd., Class A	9,600	50,974
Zhejiang Daily Media Group Co. Ltd., Class A	28,500	67,033
Zhejiang Orient Holdings Co., Class A	14,400	61,847
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	43,300	127,883
Zhejiang Yasha Decoration Co. Ltd., Class A	31,300	52,216

		4,486,610

Consumer Staples — 4.9%
Angel Yeast Co. Ltd., Class A	19,700	49,525
Anhui Gujing Distillery Co. Ltd., Class A	5,600	37,806
Anhui Kouzi Distillery Co. Ltd., Class A	2,900	13,881
Anhui Yingjia Distillery Co. Ltd., Class A	3,600	12,100
Beijing Shunxin Agriculture Co. Ltd., Class A	18,700	56,067
Better Life Commercial Chain Share Co. Ltd., Class A	14,430	34,858
Bright Dairy & Food Co. Ltd., Class A	28,900	58,741
China Animal Husbandry Industry Co. Ltd., Class A	10,000	30,170
Chongqing Brewery Co. Ltd., Class A	11,300	28,325
Chuying Agro-pastora Group Co. Ltd., Class A	75,200	57,400
Fujian Sunner Development Co. Ltd., Class A*	21,300	70,267
Gansu Yasheng Industrial Group Co. Ltd., Class A	74,700	65,657
Guangdong Haid Group Co. Ltd., Class A	29,600	63,672
Guangzhou Zhujiang Brewery Co. Ltd., Class A	9,100	16,786
Hebei Chengde Lolo Co., Class A	27,541	48,693
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	83,020	43,566
Jonjee High-Tech Industrial And Commercial Holding Co. Ltd., Class A	26,200	66,092
Laobaixing Pharmacy Chain JSC, Class A	4,100	30,584
Muyuan Foodstuff Co. Ltd., Class A	19,800	71,702
Qinghai Huzhu Barley Wine Co. Ltd., Class A	8,400	24,287
Sanquan Food Co. Ltd., Class A	16,100	22,809
Shandong Denghai Seeds Co. Ltd., Class A*	16,850	41,337
Shanghai Feilo Acoustics Co. Ltd., Class A	33,225	56,677
Shanghai Maling Aquarius Co. Ltd., Class A*	30,800	52,139
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	12,200	40,264
V V Food & Beverage Co. Ltd., Class A	39,800	42,692

	Number of Shares	Value
Consumer Staples (Continued)
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A	22,600	$26,954
Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,600	37,230
Yuan Longping High-tech Agriculture Co. Ltd., Class A	29,900	86,665
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd., Class A	9,700	30,976
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A*	22,760	34,120

		1,352,042

Energy — 3.1%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A*	23,500	23,373
Anyuan Coal Industry Group Co. Ltd., Class A*	28,700	21,575
Changzheng Engineering Co. Ltd., Class A	5,900	25,084
Datong Coal Industry Co. Ltd., Class A*	42,100	40,899
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	64,000	37,008
Geo-Jade Petroleum Corp., Class A	53,540	67,724
Guizhou Panjiang Refined Coal Co. Ltd., Class A	31,000	40,736
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	30,700	39,055
Jizhong Energy Resources Co. Ltd., Class A	49,500	57,462
Oriental Energy Co. Ltd., Class A	40,200	76,304
PetroChina Jinhong Energy Investment Co. Ltd., Class A	15,800	41,456
Pingdingshan Tianan Coal Mining Co. Ltd., Class A*	55,285	42,518
Shanxi Guoxin Energy Corp. Ltd., Class A	14,000	23,862
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A*	57,500	77,721
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	75,000	111,350
Yang Quan Coal Industry Group Co. Ltd., Class A*	57,700	60,641
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	22,900	63,396

		850,164

Financials — 0.2%
Shaanxi International Trust Co. Ltd., Class A	59,400	68,236

Health Care — 11.3%
Beijing SL Pharmaceutical Co. Ltd., Class A	19,700	84,668
Beijing Tiantan Biological Products Corp. Ltd., Class A*	12,100	71,018
Changchun High & New Technology Industries, Inc., Class A	6,500	108,907
China National Accord Medicines Corp. Ltd., Class A	5,800	59,682

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
China National Medicines Corp. Ltd., Class A	13,900	$62,834
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	16,900	55,776
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	24,062	91,936
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,200	40,363
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	32,150	46,895
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	30,300	71,135
Hainan Haiyao Co. Ltd., Class A*	38,300	76,075
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	43,050	52,961
Harbin Pharmaceutical Group Co. Ltd., Class A*	71,220	95,648
HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	7,700	24,188
Humanwell Healthcare Group Co. Ltd., Class A	42,800	124,179
Hybio Pharmaceutical Co. Ltd., Class A	21,700	62,427
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	20,948	54,601
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	16,290	79,196
Jiangzhong Pharmaceutical Co. Ltd., Class A	8,406	39,288
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	30,200	35,407
Jinling Pharmaceutical Co. Ltd., Class A	14,200	28,883
Jinyu Bio-Technology Co. Ltd., Class A	28,934	148,112
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	37,200	57,273
KPC Pharmaceuticals, Inc., Class A	25,998	52,391
Livzon Pharmaceutical Group, Inc., Class A	6,140	52,290
Mayinglong Pharmaceutical Group Co. Ltd., Class A	14,500	44,648
North China Pharmaceutical Co. Ltd., Class A	38,400	36,638
Realcan Pharmaceutical Co. Ltd., Class A	10,500	50,197
Shanghai Dingli Technology Development Group Co. Ltd., Class A	43,300	69,544
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	23,280	38,803
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	19,600	64,772
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	75,450	74,170
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	21,200	53,418
Shinva Medical Instrument Co. Ltd., Class A	13,469	48,074
Sichuan Languang Development Co. Ltd., Class A	20,000	22,870
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	72,900	65,023

	Number of Shares	Value
Health Care (Continued)
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	10,762	$27,351
Winning Health Technology Group Co. Ltd., Class A	27,010	91,525
Xiangxue Pharmaceutical Co. Ltd., Class A	21,610	45,361
Yabao Pharmaceutical Group Co. Ltd., Class A	25,880	37,937
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	14,650	101,318
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	60,340	63,590
Zhejiang Dian Diagnostics Co. Ltd., Class A	15,440	81,403
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	27,900	54,934
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	29,483	99,990
Zhejiang Medicine Co. Ltd., Class A	31,430	62,475
Zhejiang NHU Co. Ltd., Class A	25,800	78,324
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	17,800	33,786
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*	14,800	64,165
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	22,640	66,439

		3,152,888

Industrials — 22.5%
Anhui Heli Co. Ltd., Class A	20,280	35,474
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	74,400	61,521
AVIC Electromechanical Systems Co. Ltd., Class A	30,685	80,734
Avic Heavy Machinery Co. Ltd., Class A	21,800	47,619
Baotou Beifang Chuangye Co. Ltd., Class A*	30,900	59,501
Beijing New Building Materials PLC, Class A	39,900	63,103
Beijing Orient Landscape & Environment Co., Ltd., Class A	51,350	106,896
Beijing Shouhang Resources Saving Co. Ltd., Class A	56,755	74,580
Beijing Sifang Automation Co. Ltd., Class A	19,600	28,674
Beijing SPC Environment Protection Tech Co. Ltd., Class A	30,400	80,379
Black Peony Group Co. Ltd., Class A	14,800	19,491
Camel Group Co. Ltd., Class A	20,000	52,621
CCS Supply Chain Management Co. Ltd., Class A	15,373	33,113
Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	57,100	37,723
Changyuan Group Ltd., Class A	50,240	115,391
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*	11,200	25,648
China Aerospace Times Electronics Co. Ltd., Class A	39,600	92,339

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
China CAMC Engineering Co. Ltd., Class A	21,868	$76,820
China High-Speed Railway Technology Co. Ltd., Class A*	39,700	57,736
China Meheco Co. Ltd., Class A	24,200	65,420
China Railway Erju Co. Ltd., Class A	34,200	73,073
China Railway Tielong Container Logistics Co. Ltd., Class A	43,000	48,487
Citic Offshore Helicopter Co. Ltd., Class A	19,901	37,314
CMST Development Co. Ltd., Class A	52,700	66,890
COSCO Shipping Co. Ltd., Class A	40,000	38,916
COSCO Shipping Energy Transportation Co., Ltd., Class A	65,100	69,547
Dalian Port PDA Co. Ltd., Class A	150,420	63,061
Dazhong Transportation Group Co. Ltd., Class A	58,650	59,011
Dongjiang Environmental Co. Ltd., Class A	19,100	52,628
Fangda Carbon New Material Co. Ltd., Class A*	49,500	72,203
Far East Smarter Energy Co. Ltd., Class A*	32,100	40,697
Foshan Electrical and Lighting Co. Ltd., Class A	27,640	41,476
Fujian Longking Co. Ltd., Class A	41,100	77,537
Gem-Year Industrial Co. Ltd., Class A*	22,500	33,665
Guangdong Guangzhou Daily Media Co. Ltd., Class A*	22,180	24,689
Guangxi Liugong Machinery Co. Ltd., Class A	37,800	42,896
Guangzhou Baiyun International Airport Co. Ltd., Class A	21,633	46,002
Guangzhou Guangri Stock Co. Ltd., Class A	21,400	45,322
Guizhou Changzheng Tiancheng Holding Co. Ltd., Class A*	23,700	41,491
Guizhou Space Appliance Co. Ltd., Class A	12,070	48,197
Guoxuan High-Tech Co. Ltd.	12,600	59,381
Harbin Boshi Automation Co. Ltd., Class A	9,670	23,946
Henan Pinggao Electric Co. Ltd., Class A	32,700	77,810
Henan Senyuan Electric Co. Ltd., Class A	22,200	73,557
Huadian Heavy Industries Co. Ltd., Class A	16,100	21,296
Hunan Corun New Energy Co. Ltd., Class A*	48,447	74,799
Hunan Jiangnan Red Arrow Co. Ltd., Class A*	25,947	49,738
Ingenious Ene-Carbon New Materials Co. Ltd., Class A*	54,700	49,264
Jangho Group Co. Ltd., Class A	22,400	38,826
Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd., Class A	53,000	51,181
Jiangsu Yueda Investment Co. Ltd., Class A	32,000	41,496
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	53,700	74,707
Jiangsu Zhongtian Technology Co. Ltd., Class A	87,750	147,531
Jiangsu Zongyi Co. Ltd., Class A*	36,700	59,209
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	20,900	59,370

	Number of Shares	Value
Industrials (Continued)
Jinlong Machinery & Electronics Co. Ltd., Class A	16,200	$40,539
Keda Clean Energy Co. Ltd., Class A	54,000	69,711
Lanzhou LS Heavy Equipment Co. Ltd., Class A	14,300	28,346
Meidu Energy Corp., Class A	67,771	52,434
Mesnac Co. Ltd., Class A	30,800	50,937
Minmetals Development Co. Ltd., Class A*	20,600	50,358
Neway Valve Suzhou Co. Ltd., Class A	10,800	28,446
North Navigation Control Technology Co. Ltd., Class A	35,600	74,829
Orient Group, Inc., Class A*	67,884	72,326
Palm Eco-Town Development Co. Ltd., Class A*	33,050	49,546
Pubang Landscape Architecture Co. Ltd., Class A	40,319	37,012
Qingdao Hanhe Cable Co. Ltd., Class A	62,100	40,398
Qingdao TGOOD Electric Co. Ltd., Class A*	19,200	56,456
Rizhao Port Co. Ltd., Class A*	86,550	52,926
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	22,900	68,593
Shanghai Lansheng Corp., Class A	10,100	43,117
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	15,400	47,330
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A	25,999	44,313
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A*	79,900	60,641
Shanghai Zhixin Electric Co. Ltd., Class A	33,460	52,337
Shantui Construction Machinery Co. Ltd., Class A*	50,300	46,029
Shenzhen Desay Battery Technology Co., Class A	6,000	37,497
Shenzhen Glory Medical Co. Ltd., Class A*	10,318	33,650
Shenzhen Grandland Group Co. Ltd., Class A	29,200	42,480
Shenzhen Hifuture Electric Co. Ltd., Class A*	37,400	81,749
Shenzhen Hongtao Decoration Co. Ltd., Class A	40,660	54,312
Shenzhen Tagen Group Co. Ltd., Class A	29,620	43,034
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	37,600	42,397
Shuangliang Eco-Energy Systems Co. Ltd., Class A	39,600	40,416
Sichuan Road & Bridge Co. Ltd., Class A	84,900	63,331
Sieyuan Electric Co. Ltd., Class A	26,480	45,975
Sinochem International Corp., Class A	49,900	80,144
Sinoma International Engineering Co., Class A	52,350	59,710
Sinotrans Air Transportation Development Co. Ltd., Class A	17,000	45,023
SPIC Yuanda Environmental-Protection Co. Ltd., Class A	19,282	36,405
Sufa Technology Industry Co. Ltd. CNNC, Class A	14,320	50,097

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Sungrow Power Supply Co. Ltd., Class A	33,300	$55,601
Suzhou Anjie Technology Co. Ltd., Class A	7,500	42,535
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	15,800	42,256
Taihai Manoir Nuclear Equipment Co. Ltd., Class A	8,400	68,561
Taiyuan Heavy Industry Co. Ltd., Class A*	79,400	49,816
TangShan Port Group Co. Ltd., Class A	77,980	48,474
Tianjin Benefo Tejing Electric Co. Ltd., Class A	10,700	22,027
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	20,500	25,842
Tianjin Port Co. Ltd., Class A	40,100	61,042
Tianjin Teda Co. Ltd., Class A	50,400	44,153
Tianjin Tianhai Investment Co. Ltd., Class A*	62,600	94,026
Tianma Bearing Group Co. Ltd., Class A	27,800	49,150
Wolong Electric Group Co. Ltd., Class A	30,065	42,854
Xiamen ITG Group Corp. Ltd., Class A	55,548	71,067
Xi’An Shaangu Power Co. Ltd., Class A	33,350	34,905
Xiandai Investment Co. Ltd., Class A	35,800	43,473
Xiangtan Electric Manufacturing Co. Ltd., Class A	24,400	46,596
Xinjiang Urban Construction Group Co. Ltd., Class A	20,700	35,729
XJ Electric Co. Ltd., Class A	28,900	70,105
Zhefu Holding Group Co. Ltd., Class A	57,400	51,530
Zhejiang Dun’An Artificial Environment Co. Ltd., Class A*	25,800	40,505
Zhejiang Kaishan Compressor Co. Ltd., Class A*	16,200	38,759
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	33,880	50,986
Zhejiang Wanma Co. Ltd., Class A	26,962	66,183
Zhejiang Weiming Environment Protection Co. Ltd., Class A	3,550	13,092
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	45,000	43,716
Zhongli Science & Technology Group Co. Ltd., Class A	15,700	34,067
Zhongshan Broad Ocean Motor Co. Ltd., Class A	12,400	17,263

		6,267,153

Information Technology — 15.8%
Accelink Technologies Co. Ltd., Class A	4,900	57,129
Addsino Co. Ltd., Class A	33,900	77,494
AVIC Jonhon OptronicTechnology Co. Ltd., Class A	14,910	81,066
Beijing Dahao Technology Corp. Ltd., Class A	2,300	13,775
Beijing Jetsen Technology Co. Ltd., Class A	36,992	59,894
Beijing Jingyuntong Technology Co. Ltd., Class A	28,300	30,520
Beijing Lanxum Technology Co. Ltd., Class A*	21,300	61,769

	Number of Shares	Value
Information Technology (Continued)
Beijing Orient National Communication Science & Technology Co. Ltd., Class A*	15,500	$53,688
Beijing Philisense Technology Co. Ltd., Class A	26,800	52,458
Beijing Sevenstar Electronics Co. Ltd., Class A	8,700	39,529
Beijing Teamsun Technology Co. Ltd., Class A	42,960	77,258
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	40,700	92,904
Bright Oceans Inter-Telecom Corp., Class A	22,600	46,752
China Greatwall Computer Shenzhen Co. Ltd., Class A*	31,900	60,273
China National Software & Service Co. Ltd., Class A	14,600	65,978
China TransInfo Technology Co. Ltd., Class A	21,800	51,180
China Wafer Level CSP Co. Ltd., Class A	4,800	22,816
Dalian Zeus Entertainment Group Co. Ltd., Class A	4,200	48,676
Datang Telecom Technology Co. Ltd., Class A*	25,200	65,319
Dawning Information Industry Co. Ltd., Class A	15,600	69,820
Eastern Communications Co. Ltd., Class A	22,192	29,900
EGing Photovoltaic Technology Co. Ltd., Class A	38,620	42,431
Fiberhome Telecommunication Technologies Co. Ltd., Class A	25,000	98,050
Focus Technology Co. Ltd., Class A	2,200	21,843
Founder Technology Group Corp., Class A	105,000	76,047
Fujian Newland Computer Co. Ltd., Class A	31,340	84,088
Fujian Star-net Communication Co. Ltd., Class A	15,200	43,428
Glodon Co. Ltd., Class A	32,100	72,995
GreatWall Information Industry Co. Ltd., Class A	31,200	108,655
Guangdong Ellington Electronics Technology Co. Ltd., Class A	6,700	33,028
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	30,000	44,063
Guomai Technologies, Inc., Class A*	20,600	34,694
Hangzhou First Pv Material Co. Ltd., Class A	4,100	29,635
Hangzhou Shunwang Technology Co. Ltd., Class A	19,500	91,617
Hangzhou Silan Microelectronics Co. Ltd., Class A	36,280	35,035
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	19,100	40,479
Hengtong Optic-electric Co. Ltd., Class A	41,700	121,349
Holitech Technology Co. Ltd., Class A	27,200	65,981
Huagong Tech Co. Ltd., Class A	29,900	72,228
Invengo Information Technology Co. Ltd., Class A	24,800	45,424

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	49,200	$130,088
Julong Co. Ltd., Class A	12,795	49,738
MLS Co. Ltd., Class A	3,200	16,536
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	130,400	63,241
Ningbo Yunsheng Group Co. Ltd., Class A	18,300	57,830
North Electro-Optic Co. Ltd., Class A	7,900	26,221
Shanghai Aerospace Automobile Electromechanical Co., Class A	41,800	66,482
Shanghai Belling Co. Ltd., Class A	25,700	57,624
Shanghai East China Computer Co. Ltd., Class A	9,780	37,777
Shengyi Technology Co. Ltd., Class A	33,700	56,220
Shenzhen Everwin Precision Technology Co. Ltd., Class A	21,580	81,267
Shenzhen Kaifa Technology Co. Ltd., Class A	34,400	54,156
Shenzhen Laibao Hi-tech Co. Ltd., Class A*	23,100	41,676
Shenzhen Tat Fook Technology Co. Ltd., Class A	18,240	78,050
Sinodata Co. Ltd., Class A	7,900	56,840
Skyworth Digital Co. Ltd., Class A	18,700	43,821
Suzhou Victory Precision Manufacture Co. Ltd., Class A	69,500	96,051
Taiji Computer Corp. Ltd., Class A	9,700	46,892
Talkweb Information System Co. Ltd., Class A	20,700	38,932
Tatwah Smartech Co. Ltd., Class A*	21,100	62,988
Telling Telecommunication Holding Co. Ltd., Class A*	27,500	46,377
Tianma Microelectronics Co. Ltd., Class A	26,700	72,876
Unigroup Guoxin Co. Ltd., Class A	17,600	91,010
United Electronics Co. Ltd., Class A	12,000	41,790
Venustech Group, Inc., Class A	25,000	82,654
Vtron Technologies Ltd., Class A	28,100	65,564
Westone Information Industry, Inc., Class A	12,200	59,012
Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,900	32,299
Wuhan Guide Infrared Co. Ltd., Class A	11,500	42,975
Wuhu Token Science Co. Ltd., Class A	38,400	87,992
WUS Printed Circuit Kunshan Co. Ltd., Class A*	46,840	35,076
Xiamen Faratronic Co. Ltd., Class A	6,400	37,656
Xi’an LONGi Silicon Materials Corp., Class A	50,600	100,653
YGSOFT, Inc., Class A	22,107	48,353
Zhejiang Crystal-Optech Co. Ltd., Class A	22,050	71,944

		4,397,929

Materials — 15.2%
Advanced Technology & Materials Co. Ltd., Class A*	24,504	46,830
Baoji Titanium Industry Co. Ltd., Class A	10,100	27,523
Befar Group Co. Ltd., Class A	39,300	37,269

	Number of Shares	Value
Materials (Continued)
Beijing Lier High-temperature Materials Co. Ltd., Class A*	28,400	$24,346
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	23,908	77,696
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	28,184	197,362
China Jushi Co. Ltd., Class A	46,640	76,459
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	56,400	75,092
Chongqing Iron & Steel Co. Ltd., Class A*	82,300	34,759
Cofco Biochemical Co. Ltd., Class A*	46,285	78,620
CSG Holding Co. Ltd., Class A	44,200	88,561
Elion Clean Energy Co. Ltd., Class A	49,100	47,912
FSPG Hi-Tech Co. Ltd., Class A	37,350	44,869
Gansu Qilianshan Cement Group Co. Ltd., Class A	29,500	32,624
GEM Co. Ltd., Class A	97,502	100,076
Guangdong Guanhao High-Tech Co. Ltd., Class A	35,645	45,088
Guangdong HEC Technology Holding Co. Ltd., Class A	82,905	86,769
Guangdong Tapai Group Co. Ltd., Class A	17,100	23,954
Hengyi Petrochemical Co. Ltd., Class A*	20,200	38,897
Hongda Xingye Co. Ltd., Class A	46,078	49,959
Huapont Life Sciences Co. Ltd., Class A	68,250	96,494
Huaxin Cement Co. Ltd., Class A	22,780	26,082
Hubei Kaile Science & Technology Co. Ltd., Class A	22,700	48,731
Hubei Xingfa Chemicals Group Co. Ltd., Class A	15,100	34,599
Hunan Gold Corp. Ltd., Class A*	32,400	57,799
Inner Mongolia Xingye Mining Co. Ltd., Class A*	28,800	41,842
Jiangsu Wuzhong Industrial Co., Class A	25,400	68,554
Jiangsu Yabang Dyestuff Co. Ltd., Class A	16,100	44,408
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	42,500	55,971
Jilin Yatai Group Co. Ltd., Class A*	87,553	77,713
Juli Sling Co. Ltd., Class A	31,400	30,413
Kingfa Sci & Tech Co. Ltd., Class A	85,300	91,621
Lianhe Chemical Technology Co. Ltd., Class A	27,459	62,600
Luxi Chemical Group Co. Ltd., Class A*	48,900	37,820
Maanshan Iron & Steel Co. Ltd., Class A*	139,700	59,981
Nanjing Iron & Steel Co. Ltd., Class A*	98,800	40,992
Ningbo Shanshan Co. Ltd., Class A	26,300	56,650
Org Packaging Co. Ltd., Class A	67,450	90,097
Rising Nonferrous Metals Share Co. Ltd., Class A*	7,400	61,287
Shaanxi Ligeance Mineral Resources Co. Ltd., Class A	21,600	73,326
Shandong Chenming Paper Holdings Ltd., Class A	41,800	64,839
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	42,120	69,902

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Shandong Jinjing Science & Technology Co. Ltd., Class A*	52,100	$35,173
Shandong Nanshan Aluminum Co. Ltd., Class A	235,750	115,874
Shandong Sun Paper Industry JSC Ltd., Class A	59,400	59,508
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A*	10,700	21,222
Shantou Dongfeng Printing Co. Ltd., Class A	15,600	28,032
Shenghe Resources Holding Co. Ltd., Class A*	27,200	56,072
Shenzhen Jinjia Group Co. Ltd., Class A	45,600	70,601
Sichuan Hebang Biotechnology Co. Ltd., Class A	46,200	34,530
Stanley Agricultural Group Co. Ltd., Class A	21,800	36,620
Tangshan Jidong Cement Co. Ltd., Class A*	27,500	48,024
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	43,300	50,640
Tianqi Lithium Industries, Inc., Class A	28,420	155,095
Tibet Mineral Development Co., Class A*	20,000	55,107
Tongkun Group Co. Ltd., Class A	19,600	38,535
Western Mining Co. Ltd., Class A	91,600	109,246
Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd., Class A*	42,100	29,579
Xinjiang Tianshan Cement Co. Ltd., Class A*	29,000	29,598
Xinjiang Zhongtai Chemical Co. Ltd., Class A	50,900	90,212
Yintai Resources Co. Ltd., Class A	26,100	57,653
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	82,400	101,371
Yunnan Copper Co. Ltd., Class A*	40,900	78,342
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	22,700	46,500
Zhejiang Huafeng Spandex Co. Ltd., Class A	46,900	34,646
Zhejiang Juhua Co. Ltd., Class A	43,300	69,732
Zhejiang Runtu Co. Ltd., Class A	21,500	54,135
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,900	37,666
Zhongfu Straits Pingtan Development Co. Ltd., Class A*	55,800	58,725
Zhuzhou Times New Material Technology Co. Ltd., Class A	19,500	43,779
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	33,415	55,020

		4,227,623

Real Estate — 7.7%
Beijing Centergate Technologies Holding Co. Ltd., Class A*	25,500	32,366
Beijing Homyear Capital Holdings Co. Ltd., Class A	47,330	80,190

	Number of Shares	Value
Real Estate (Continued)
Beijing Urban Construction Investment & Development Co. Ltd., Class A	44,700	$87,947
China Sports Industry Group Co. Ltd., Class A	32,301	94,278
Chongqing Dima Industry Co. Ltd., Class A	67,500	69,184
Cinda Real Estate Co. Ltd., Class A	36,100	34,078
Citychamp Dartong Co. Ltd., Class A	48,600	52,623
COFCO Property Group Co. Ltd., Class A	52,200	70,481
Deluxe Family Co. Ltd., Class A	76,200	102,997
Future Land Holdings Co. Ltd., Class A	42,700	71,420
Greattown Holdings Ltd., Class A*	52,200	69,048
Guangdong Highsun Group Co. Ltd., Class A*	52,670	38,528
Haining China Leather Market Co. Ltd., Class A	26,300	44,902
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	43,600	44,688
HNA Investment Group Co. Ltd., Class A	68,800	57,090
Huafa Industrial Co. Ltd. Zhuhai, Class A	33,800	69,384
Huayuan Property Co. Ltd., Class A	44,930	31,762
Hubei Fuxing Science And Technology Co. Ltd., Class A	26,600	49,951
Jinke Properties Group Co. Ltd., Class A	144,600	112,044
Kunwu Jiuding Investment Holdings Co. Ltd., Class A	6,100	38,598
Macrolink Culturaltainment Development Co. Ltd., Class A	27,200	35,192
Myhome Real Estate Development Group Co. Ltd., Class A	98,300	56,558
Nanjing Gaoke Co. Ltd., Class A	25,825	65,296
Rongan Property Co. Ltd., Class A	30,700	22,989
Shanghai AJ Group Co. Ltd., Class A*	55,180	100,031
Shanghai Industrial Development Co. Ltd., Class A	26,520	33,316
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	12,200	34,357
Shanghai Shimao Co. Ltd., Class A	37,580	42,537
Shenzhen Huaqiang Industry Co. Ltd., Class A	10,800	47,510
Shenzhen World Union Properties Consultancy, Inc., Class A	40,610	46,672
Shenzhen Zhenye Group Co. Ltd., Class A	45,600	63,284
Shunfa Hengye Corp., Class A	34,242	26,038
Sunshine City Group Co. Ltd., Class A	77,750	70,586
Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	33,600	44,298
Tianjin Jinbin Development Co. Ltd., Class A*	62,700	42,057
Tibet Urban Development and Investment Co. Ltd., Class A	17,800	45,521
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A	34,940	34,196
Zhonghong Holding Co. Ltd., Class A	170,380	69,705

		2,131,702

Utilities — 2.9%
An Hui Wenergy Co. Ltd., Class A	51,730	61,995

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
Beijing Water Business Doctor Co. Ltd., Class A	28,700	$75,013
Chengdu Xingrong Environment Co. Ltd., Class A	85,900	78,481
Chongqing Gas Group Corp. Ltd., Class A	8,200	16,975
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	62,600	77,646
Guangxi Guiguan Electric Power Co. Ltd., Class A	35,500	34,538
Harbin Hatou Investment Co. Ltd., Class A	16,700	29,116
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	68,300	63,389
Jointo Energy Investment Co. Ltd. Hebei, Class A	33,700	46,769
Kaidi Ecological and Environmental Technology Co. Ltd., Class A*	35,400	55,525
Shaan Xi Provincial Natural Gas Co. Ltd., Class A	20,700	30,732

	Number of Shares	Value
Utilities (Continued)
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	94,550	$87,752
Xinjiang Tianfu Energy Co. Ltd., Class A	29,559	32,945
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A	22,200	47,594
Zhongshan Public Utilities Group Co. Ltd., Class A	34,560	59,204

		797,674

TOTAL COMMON STOCKS (Cost $26,105,985)		27,732,021

TOTAL INVESTMENTS — 99.7% (Cost $26,105,985)†		$27,732,021
Other assets and liabilities, net — 0.3%		93,450

NET ASSETS — 100.0%		$27,825,471

*	Non-income producing security.
†	The cost for federal income tax purposes was $28,779,207. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $1,047,186. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,449,754 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,496,940.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (a)	$25,605,774	$—	$2,126,247	$27,732,021

Total	$25,605,774	$—	$2,126,247	$27,732,021

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2016 (Unaudited)

The following is a reconcilation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2016	$1,889,269
Purchases	652,975
Sales	(476,403)
Realized gain (loss)	(16,769)
Change in unrealized gain (loss)	75,155
Transfers into Level 3 (b)	1,298,629
Transfer out of Level 3 (b)	(1,296,610)
Balance at November 30, 2016	2,126,247
Change in unrealized gain (loss) related to investments still held at November 30, 2016	117,194

(b)	During the period ended November 30, 2016, the amount of transfers between Level 1 and Level 3 was $1,298,629 and between Level 3 and Level 1 was $1,296,610. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -2% to 27% with a weighted average range of approximately 4%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement.

Asset Class	Fair Value at 11/30/2016	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$667,888	Market Approach	Last traded price adjusted for proxy.
Common Stock: Financials	68,236	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	66,439	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	429,738	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	474,426	Market Approach	Last traded price adjusted for proxy.
Common Stock: Materials	248,989	Market Approach	Last traded price adjusted for proxy.
Common Stock: Real Estate	139,799	Market Approach	Last traded price adjusted for proxy.
Common Stock: Utilities	30,732	Market Approach	Last traded price adjusted for proxy.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All China Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 55.7%
Consumer Discretionary — 4.9%
Alibaba Pictures Group Ltd.*	28,902	$5,552
ANTA Sports Products Ltd.	2,388	7,004
Belle International Holdings Ltd.	14,994	8,602
Brilliance China Automotive Holdings Ltd. (a)	7,507	10,510
BYD Co. Ltd., Class H	1,951	11,746
China Travel International Investment Hong Kong Ltd.	7,372	2,157
Ctrip.com International, Ltd., ADR*	872	39,441
Dongfeng Motor Group Co. Ltd., Class H	6,551	6,664
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,103	3,356
Geely Automobile Holdings Ltd.	12,515	12,940
GOME Electrical Appliances Holding Ltd. (a)	33,908	4,415
Great Wall Motor Co. Ltd., Class H	7,412	6,976
Guangzhou Automobile Group Co. Ltd., Class H	5,062	6,630
Haier Electronics Group Co. Ltd.	3,019	5,036
Intime Retail Group Co. Ltd.	4,021	3,307
JD.com, Inc., ADR*	1,617	43,449
Minth Group Ltd.	1,647	5,393
New Oriental Education & Technology Group, Inc., ADR*	317	15,904
Qunar Cayman Islands Ltd., ADR*	95	2,853
Shenzhou International Group Holdings Ltd.	1,334	8,204
Skyworth Digital Holdings Ltd.	4,178	2,623
TAL Education Group, ADR*	101	7,730
Vipshop Holdings Ltd., ADR*	935	10,491

		230,983

Consumer Staples — 1.5%
China Agri-Industries Holdings Ltd.*	5,742	2,310
China Huishan Dairy Holdings Co. Ltd.	12,252	4,581
China Mengniu Dairy Co. Ltd.	6,635	13,601
China Resources Beer Holdings Co. Ltd.*	3,945	8,351
Hengan International Group Co. Ltd.	1,814	14,277
Sun Art Retail Group Ltd.	6,241	5,294
Tingyi Cayman Islands Holding Corp.	5,207	6,189
Tsingtao Brewery Co. Ltd., Class H	1,163	4,588
Uni-President China Holdings Ltd.	3,597	2,509
Want Want China Holdings Ltd.	14,712	9,389

		71,089

Energy — 3.6%
China Coal Energy Co. Ltd., Class H*	5,522	2,784
China Oilfield Services Ltd., Class H	5,178	4,907
China Petroleum & Chemical Corp., Class H	62,911	43,959
China Shenhua Energy Co. Ltd., Class H	8,512	17,624
CNOOC Ltd.	42,021	52,982
Kunlun Energy Co. Ltd.	8,167	5,970
PetroChina Co. Ltd., Class H	51,951	35,296
Yanzhou Coal Mining Co. Ltd., Class H	4,535	3,169

		166,691

	Number of Shares	Value
Financials — 13.6%
Agricultural Bank of China Ltd., Class H	60,421	$25,316
Bank of China Ltd., Class H	190,797	86,830
Bank of Communications Co. Ltd., Class H	12,388	9,519
China Cinda Asset Management Co. Ltd., Class H	18,639	6,728
China CITIC Bank Corp. Ltd., Class H	19,810	12,923
China Construction Bank Corp., Class H	192,733	143,618
China Everbright Bank Co. Ltd., Class H	13,264	6,293
China Everbright Ltd.	2,011	4,060
China Galaxy Securities Co. Ltd., Class H	6,923	6,872
China Huarong Asset Management Co. Ltd., 144A*	11,785	4,740
China International Capital Corp. Ltd., Class H, 144A*	1,647	2,416
China Life Insurance Co. Ltd., Class H	17,532	50,969
China Merchants Bank Co. Ltd., Class H	9,645	23,825
China Minsheng Banking Corp. Ltd., Class H	1,468	1,658
China Pacific Insurance Group Co. Ltd., Class H	6,497	25,254
China Taiping Insurance Holdings Co. Ltd.*	3,862	8,843
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,122	2,572
CITIC Securities Co. Ltd., Class H	2,959	6,928
Far East Horizon Ltd.	4,072	3,680
GF Securities Co. Ltd., Class H	3,445	8,066
Haitong Securities Co. Ltd., Class H	3,428	6,612
Huatai Securities Co. Ltd., Class H, 144A	3,145	7,225
Industrial & Commercial Bank of China Ltd., Class H	176,782	108,257
New China Life Insurance Co. Ltd., Class H	1,981	10,024
People’s Insurance Co. Group of China Ltd., Class H	16,211	6,834
PICC Property & Casualty Co. Ltd., Class H	10,716	17,960
Ping An Insurance Group Co. of China Ltd., Class H	6,554	36,248

		634,270

Health Care — 1.4%
3SBio, Inc., 144A*	2,693	2,864
Alibaba Health Information Technology Ltd.*	8,456	4,731
China Medical System Holdings Ltd.	3,125	5,213
China Traditional Chinese Medicine Holdings Co. Ltd.	4,690	2,346
CSPC Pharmaceutical Group Ltd.	10,036	10,778
Luye Pharma Group Ltd.	3,353	2,248
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,810	3,324
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	817	2,570
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,470	3,676
Sihuan Pharmaceutical Holdings Group Ltd.	11,029	2,986
Sino Biopharmaceutical Ltd.	10,426	7,151
Sinopharm Group Co. Ltd., Class H	2,775	12,951
Tong Ren Tang Technologies Co. Ltd., Class H	1,512	2,881

		63,719

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All China Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Industrials — 4.0%
Air China Ltd., Class H	3,389	$2,324
AviChina Industry & Technology Co. Ltd., Class H	5,346	3,701
Beijing Capital International Airport Co. Ltd., Class H	3,730	3,679
Beijing Enterprises Holdings Ltd.	1,255	5,792
CAR, Inc.*	2,337	2,419
China Communications Construction Co. Ltd., Class H	10,336	12,393
China Conch Venture Holdings Ltd.	3,422	6,309
China COSCO Holdings Co. Ltd., Class H*	8,120	3,329
China Eastern Airlines Corp. Ltd., Class H	5,143	2,500
China Everbright International Ltd.	6,212	7,528
China International Marine Containers Group Co. Ltd., Class H	1,845	2,788
China Merchants Port Holdings Co. Ltd.	3,264	8,197
China Railway Construction Corp. Ltd., Class H	5,409	7,685
China Railway Group Ltd., Class H	12,815	11,565
China Shipping Container Lines Co. Ltd., Class H*	13,964	3,294
China Southern Airlines Co. Ltd., Class H	4,573	2,624
China State Construction International Holdings Ltd.	4,419	7,144
CITIC Ltd.	10,805	16,632
COSCO Shipping Energy Transportation Co., Ltd., Class H	2,916	1,714
COSCO SHIPPING Ports Ltd.	3,523	3,688
CRRC Corp. Ltd., Class H	14,113	13,937
Fosun International Ltd.	6,371	9,446
Haitian International Holdings Ltd.	1,710	3,417
Jiangsu Expressway Co. Ltd., Class H	3,243	4,323
Metallurgical Corp. of China Ltd., Class H	11,987	4,296
Shanghai Electric Group Co. Ltd., Class H*	13,167	6,349
Shanghai Industrial Holdings Ltd.	1,033	2,910
Shenzhen International Holdings Ltd.	2,715	3,997
Sinopec Engineering Group Co. Ltd., Class H	3,182	2,748
Sinotrans Ltd., Class H	5,514	2,758
Weichai Power Co. Ltd., Class H	2,009	3,238
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	953	1,504
Zhejiang Expressway Co. Ltd., Class H	3,449	3,686
Zhuzhou CRRC Times Electric Co. Ltd.	1,354	7,349

		185,263

Information Technology — 17.5%
58.com, Inc., ADR*(a)	175	5,612
AAC Technologies Holdings, Inc.	1,751	15,847
Alibaba Group Holding Ltd., ADR*	2,630	247,273
Autohome, Inc., ADR*	107	2,951
Baidu, Inc., ADR*	635	106,013
Bitauto Holdings Ltd., ADR*(a)	58	1,308
Fang Holdings Ltd., ADR*(a)	731	2,142
GCL-Poly Energy Holdings Ltd. (a)	31,907	4,278
Hanergy Thin Film Power Group Ltd.*	56,247	—
Kingboard Chemical Holdings Ltd.	1,540	4,318

	Number of Shares	Value
Information Technology (Continued)
Kingsoft Corp. Ltd. (a)	1,875	$4,211
Lenovo Group Ltd.	17,830	11,057
NetEase, Inc., ADR	184	41,234
Semiconductor Manufacturing International Corp.*	66,859	9,051
SINA Corp.*	129	9,941
Sunny Optical Technology Group Co. Ltd.	1,670	8,407
Tencent Holdings Ltd.	13,246	330,781
TravelSky Technology Ltd., Class H	2,227	4,668
Xinyi Solar Holdings Ltd.*(a)	6,704	2,290
YY, Inc., ADR*	69	2,986
ZTE Corp., Class H	1,430	2,323

		816,691

Materials — 1.2%
Aluminum Corp. of China Ltd., Class H*	13,787	6,150
Anhui Conch Cement Co. Ltd., Class H (a)	3,096	8,961
BBMG Corp., Class H	7,014	2,704
China Hongqiao Group Ltd.	4,321	4,011
China National Building Material Co. Ltd., Class H	6,253	3,160
China Resources Cement Holdings Ltd.	4,945	2,123
China Zhongwang Holdings Ltd. (a)	6,112	2,837
Jiangxi Copper Co. Ltd., Class H	6,104	9,333
Lee & Man Paper Manufacturing Ltd.	3,160	2,428
Nine Dragons Paper Holdings Ltd.	3,813	3,347
Sinopec Shanghai Petrochemical Co. Ltd., Class H	9,501	4,997
Zijin Mining Group Co. Ltd., Class H	17,905	6,002

		56,053

Real Estate — 2.1%
Agile Group Holdings Ltd.	2,686	1,503
China Evergrande Group (a)	9,623	6,575
China Jinmao Holdings Group Ltd.	8,392	2,250
China Overseas Land & Investment Ltd.	9,349	26,999
China Resources Land Ltd.	6,615	16,067
China Vanke Co. Ltd., Class H	567	1,740
Country Garden Holdings Co. Ltd.	13,835	7,741
Fullshare Holdings Ltd. (a)	11,457	6,100
Guangzhou R&F Properties Co. Ltd., Class H	1,818	2,311
KWG Property Holding Ltd.	2,185	1,228
Longfor Properties Co. Ltd.	3,688	4,740
Shenzhen Investment Ltd.	6,959	3,033
Shimao Property Holdings Ltd.	2,770	3,621
Shui On Land Ltd.	8,044	1,908
Sino-Ocean Group Holding Ltd.	7,682	3,278
SOHO China Ltd.	5,263	2,789
Sunac China Holdings Ltd.	4,086	3,103
Yuexiu Property Co. Ltd.	16,255	2,410

		97,396

Telecommunication Services — 4.2%
China Communications Services Corp. Ltd., Class H	4,969	2,928
China Mobile Ltd.	14,555	158,842
China Telecom Corp. Ltd., Class H	33,075	15,990
China Unicom Hong Kong Ltd.	14,564	17,687

		195,447

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All China Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Utilities — 1.7%
Beijing Enterprises Water Group Ltd.*	10,713	$7,748
CGN Power Co. Ltd., Class H, 144A	27,464	8,250
China Gas Holdings Ltd.	4,332	5,730
China Longyuan Power Group Corp. Ltd., Class H	7,712	6,035
China Power International Development Ltd.	8,056	2,981
China Resources Gas Group Ltd.	2,202	6,529
China Resources Power Holdings Co. Ltd.	4,759	7,829
Datang International Power Generation Co. Ltd., Class H	10,591	2,854
ENN Energy Holdings Ltd.	1,850	8,515
Guangdong Investment Ltd.	7,455	10,438
Huadian Power International Corp. Ltd., Class H	6,756	2,865
Huaneng Power International, Inc., Class H	10,138	6,352
Huaneng Renewables Corp. Ltd., Class H	9,510	3,065
Towngas China Co. Ltd.*	3,454	1,790

		80,981

TOTAL COMMON STOCKS (Cost $3,024,942)		2,598,583

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 44.2%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)(b)	65,556	$1,696,589
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (a)(b)	10,437	361,955

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,352,610)		2,058,544

SECURITIES LENDING COLLATERAL — 44.2%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (c)(d) (Cost $2,061,571)	2,061,571	2,061,571

TOTAL INVESTMENTS — 144.1% (Cost $8,439,123)†		$6,718,698
Other assets and liabilities, net — (44.1%)		(2,057,730)

NET ASSETS — 100.0%		$4,660,968

*	Non-income producing security.
†	The cost for federal income tax purposes was $8,654,137. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $1,935,439. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $138,155 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,073,594.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $1,990,997, which is 42.7% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,598,583	$—	$0	$2,598,583
Exchange-Traded Funds	2,058,544	—	—	2,058,544
Short-Term Investments	2,061,571	—	—	2,061,571

TOTAL	$6,718,698	$—	$0	$6,718,698

(e)	See Schedule of Investments for additional detailed categorizations.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	26

This Page is Intentionally Left Blank

27

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2016 (Unaudited)

	Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF		Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	Deutsche X-trackers MSCI All China Equity ETF
Assets
Investments in non-affiliated securities at value	$—	$492,625,544		$27,732,021	$2,598,583
Investment in affiliated securities at value (See Note 4)	2,433,703	—		—	2,058,544
Investment in Government & Agency Securities Portfolio*	1,090,892	—		—	2,061,571
Cash	1,604	1,152,421		—	26
Foreign currency at value	—	4,554,422	†	108,540 †	164
Unrealized appreciation on forward foreign currency exchange contracts	40,240	—		—	—
Receivables:
Investment securities sold	—	—		—	1,359
Dividends	—	68		21	558
Securities lending income	73	—		—	3,009

Total Assets	$3,566,512	$498,332,455		$27,840,582	$6,723,814

Liabilities
Due to custodian	$—	$—		$144	$—
Payable upon return of securities loaned	1,090,892	—		—	2,061,571
Unrealized depreciation on forward foreign currency exchange contracts	320	—		—	—
Payables:
Investment securities purchased	41,155	1,775,981		—	—
Investment advisory fees	110	256,919		14,967	1,275
Due to authorized participant	—	490,639		—	—

Total Liabilities	1,132,477	2,523,539		15,111	2,062,846

Net Assets, at value	$2,434,035	$495,808,916		$27,825,471	$4,660,968

Net Assets Consist of
Paid-in capital	$2,222,884	$484,640,333		$38,552,020	$7,952,975
Distributions in excess of net investment income	—	—		(171,928)	—
Undistributed net investment income	272,625	3,223,361		—	427,644
Accumulated net realized gain (loss) on investments and foreign currency transactions	55,916	(74,353,758)		(12,177,550)	(1,999,219)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(117,390)	82,298,980		1,622,929	(1,720,432)

Net Assets, at value	$2,434,035	$495,808,916		$27,825,471	$4,660,968

Number of Common Shares outstanding	100,001	19,250,001		800,001	150,001

Net Asset Value	$24.34	$25.76		$34.78	$31.07

Investments in non-affiliated securities at cost	$—	$410,325,819		$26,105,985	$3,024,942

Investments in affiliated securities at cost	$2,591,013	$—		$—	$3,352,610

Value of securities loaned	$1,055,412	$—		$—	$1,990,997

Investment in Government & Agency Securities Portfolio at cost*	$1,090,892	$—		$—	$2,061,571

Foreign currency at cost	$—	$4,555,165		$111,647	$163

*	Represents collateral on securities loaned.
†	Included in foreign currency at value is $21,241 and $6,680, respectively, which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	28

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2016 (Unaudited)

	Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	Deutsche X-trackers MSCI All China Equity ETF
Investment Income
Unaffiliated interest income	$—	$7,649	$501	$—
Unaffiliated dividend income*	—	7,105,717	97,958	74,907
Securities lending income, net of borrower rebates	8,055	—	—	36,548

Total Investment Income	8,055	7,113,366	98,459	111,455

Expenses
Investment advisory fees	8,444	1,556,819	91,965	15,466

Total Expenses	8,444	1,556,819	91,965	15,466

Less fees waived (See Note 3):
Waiver	(7,838)	—	—	(6,702)

Net Expenses	606	1,556,819	91,965	8,764

Net Investment income (loss)	7,449	5,556,547	6,494	102,691

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	—	(6,445,894)	(178,473)	(10,283)
Investments in affiliates	(9,707)	—	—	(10,664)
In-kind redemptions	—	—	—	(169,893)
In-kind redemptions in affiliates	—	—	—	(397,096)
Foreign currency transactions	69,197	(164,909)	(16,057)	151
Payments by Affiliates (See note 9)	9,674	—	—	—

Net realized gain (loss)	69,164	(6,610,803)	(194,530)	(587,785)
Net change in unrealized appreciation (depreciation) on:
Investments	162,572	34,279,335	1,353,617	903,511
Foreign currency translations	8,892	(1,069)	(2,741)	8

Net change in unrealized appreciation (depreciation)	171,464	34,278,266	1,350,876	903,519

Net realized and unrealized gain (loss) on investments and foreign currency transactions	240,628	27,667,463	1,156,346	315,734

Net Increase (Decrease) in Net Assets Resulting from Operations	$248,077	$33,224,010	$1,162,840	$418,425

* Unaffiliated foreign tax withheld	$—	$818,398	$12,564	$6,690

See Notes to Financial Statements.	29

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF		Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period October 20, 2015(1) to May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$7,449	$36,161	$5,556,547	$6,777,935
Net realized gain (loss)	69,164	278,298	(6,610,803)	219,304,333
Net change in net unrealized appreciation (depreciation)	171,464	(288,854)	34,278,266	(544,424,732)

Net increase (decrease) in net assets resulting from operations	248,077	25,605	33,224,010	(318,342,464)

Distributions to Shareholders from
Net investment income	—	(37,029)	—	(3,938,040)
Net realized gains	—	—	—	(97,209,728)

Total distributions	—	(37,029)	—	(101,147,768)

Fund Shares Transactions
Proceeds from shares sold	—	3,505,824	184,341,739	758,999,152
Value of shares redeemed	—	(1,308,467)	(48,224,658)	(1,423,452,453)
Payments by Affiliates (See Note 9)	—	—	—	14,225

Net increase (decrease) in net assets resulting from fund share transactions	—	2,197,357	136,117,081	(664,439,076)

Total net increase (decrease) in Net Assets	248,077	2,185,933	169,341,091	(1,083,929,308)

Net Assets
Beginning of period	2,185,958	25	326,467,825	1,410,397,133

End of period	$2,434,035	$2,185,958	$495,808,916	$326,467,825

Distributions in excess of net investment income	$—	$—	$—	$(2,333,186)

Undistributed net investment income	$272,625	$265,176	$3,223,361	$—

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	1	13,750,001	28,250,001
Shares sold	—	150,000	7,500,000	22,750,000
Shares redeemed	—	(50,000)	(2,000,000)	(37,250,000)

Shares outstanding, end of period	100,001	100,001	19,250,001	13,750,001

(1) Commencement of Operations.

See Notes to Financial Statements.	30

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF		Deutsche X-trackers MSCI All China Equity ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$6,494	$(40,064)	$102,691	$784,789
Net realized gain (loss)	(194,530)	(11,329,272)	(587,785)	(1,010,000)
Net change in net unrealized appreciation (depreciation)	1,350,876	(25,466,175)	903,519	(5,391,113)

Net increase (decrease) in net assets resulting from operations	1,162,840	(36,835,511)	418,425	(5,616,324)

Distributions to Shareholders from
Net investment income	—	(134,904)	—	(1,736,120)
Net realized gains	—	(2,632,219)	—	—

Total distributions	—	(2,767,123)	—	(1,736,120)

Fund Shares Transactions
Proceeds from shares sold	5,210,995	60,339,888	—	—
Value of shares redeemed	—	(81,058,569)	(2,847,049)	(3,963,691)
Payments by Affiliates (See Note 9)	—	—	—	515

Net increase (decrease) in net assets resulting from fund share transactions	5,210,995	(20,718,681)	(2,847,049)	(3,963,176)

Total net increase (decrease) in Net Assets	6,373,835	(60,321,315)	(2,428,624)	(11,315,620)

Net Assets
Beginning of period	21,451,636	81,772,951	7,089,592	18,405,212

End of period	$27,825,471	$21,451,636	$4,660,968	$7,089,592

Distributions in excess of net investment income	$(171,928)	$(178,422)	$—	$—

Undistributed net investment income	$—	$—	$427,644	$324,953

Changes in Shares Outstanding
Shares outstanding, beginning of period	650,001	1,250,001	250,001	400,001
Shares sold	150,000	1,100,000	—	—
Shares redeemed	—	(1,700,000)	(100,000)	(150,000)

Shares outstanding, end of period	800,001	650,001	150,001	250,001

See Notes to Financial Statements.	31

DBX ETF Trust

Financial Highlights

Selected Per Share Data

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	For the Six Months Ended 11/30/2016 (Unaudited)		Period Ended 5/31/2016(a)
Net Asset Value, beginning of period	$21.86		$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.07		0.40
Net realized and unrealized gain (loss)	2.41		(2.80)

Total from investment operations	2.48		(2.40)

Less distributions from:
Net investment income	—		(0.74)

Total distributions	—		(0.74)

Net Asset value, end of period	$24.34		$21.86

Total Return (%)(d)	11.34	**(g)	(10.01	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2
Ratio of expenses before fee waiver (%)(e)	0.75	*	1.25	***
Ratio of expenses after fee waiver (%)(e)	0.05	*	0.45	***
Ratio of net investment income (loss) (%)	0.66	*	2.92	*
Portfolio turnover rate (%)(f)	1	**	4	**

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$23.74		$49.93	$21.98	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.30		0.43	0.09	(0.05)
Net realized and unrealized gain (loss)	1.72		(18.19)	27.96	(2.97)

Total from investment operations	2.02		(17.76)	28.05	(3.02)

Less distributions from:
Net investment income	—		(0.33)	(0.10)	—
Net realized gains	—		(8.10)	—	—

Total distributions	—		(8.43)	(0.10)	—

Net Asset value, end of period	$25.76		$23.74	$49.93	$21.98

Total Return (%)	8.51	**	(38.10)	127.82	(12.08	)**(d)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	496		326	1,410	153
Ratio of expenses before fee waiver (%)	0.69	*	0.80	0.80	0.96	*
Ratio of expenses after fee waiver (%)	0.69	*	0.80	0.80	0.92	*
Ratio of net investment income (loss) (%)	2.48	*	1.27	0.26	(0.38	)*
Portfolio turnover rate (%)(f)	16	**	159	58	42	**

(a)	For the period October 20, 2015 (commencement of operations) through May 31, 2016.
(b)	For the period November 6, 2013 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(g)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.43%.
*	Annualized.
**	Not Annualized.
***	Annualized. Includes excise tax expense that is not annualized.

See Notes to Financial Statements.	32

DBX ETF Trust

Financial Highlights (Continued)

Selected Per Share Data

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(a)
Net Asset Value, beginning of period	$33.00		$65.42	$25.70	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.01		(0.05)	(0.12)	0.02
Net realized and unrealized gain (loss)	1.77		(28.91)	40.05	0.68

Total from investment operations	1.78		(28.96)	39.93	0.70

Less distributions from:
Net investment income	—		(0.17)	(0.04)	—
Net realized gains	—		(3.29)	(0.17)	—

Total distributions	—		(3.46)	(0.21)	—

Net Asset value, end of period	$34.78		$33.00	$65.42	$25.70

Total Return (%)	5.39	**	(45.37)	155.99	2.80	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28		21	82	8
Ratio of expenses (%)	0.69	*	0.80	0.80	0.80	*
Ratio of net investment income (loss) (%)	0.05	*	(0.11)	(0.30)	2.57	*
Portfolio turnover rate (%)(e)	13	**	215	131	0	**

Deutsche X-trackers MSCI All China Equity ETF	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Year Ended 5/31/2015	Period Ended 5/31/2014(b)
Net Asset Value, beginning of period	$28.36		$46.01	$25.51	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.60		2.15	0.32	0.06
Net realized and unrealized gain (loss)	2.11		(15.46)	20.58	0.45

Total from investment operations	2.71		(13.31)	20.90	0.51

Less distributions from:
Net investment income	—		(4.34)	(0.35)	—
Net realized gains	—		—	(0.05)	—

Total distributions	—		(4.34)	(0.40)	—

Net Asset value, end of period	$31.07		$28.36	$46.01	$25.51

Total Return (%) (d)	9.56	**	(29.80)	82.48	2.04	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		7	18	5
Ratio of expenses before fee waiver (%)(f)	0.60	*	0.60	0.60	0.60	*
Ratio of expenses after fee waiver (%)(f)	0.34	*	0.26	0.26	0.30	*
Ratio of net investment income (loss) (%)	3.98	*	6.46	0.94	2.73	*
Portfolio turnover rate (%)(e)	2	**	36	20	2	**

(a)	For the period May 21, 2014 (commencement of operations) through May 31, 2014.
(b)	For the period April 30, 2014 (commencement of operations) through May 31, 2014.
(c)	Based on average shares outstanding during the period.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does no included these indirect fees and expenses.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	33

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2016, the Trust consists of thirty-nine investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF (ASHX)
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (ASHR)
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)
Deutsche X-trackers MSCI All China Equity ETF (CN)

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The Underlying Index for each Fund is:

Fund	Underlying Index
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	CSI 300 USD Hedged Index
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Deutsche X-trackers MSCI All China Equity ETF	MSCI China All Shares Index

CSI 300 USD Hedged Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the Chinese A-Share market. The Underlying Index hedges the currency exposure of the securities in the CSI 300 Index by taking long positions in foreign currency forwards. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is rebalanced every six-months.

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the Chinese A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is rebalanced every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the Chinese A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is rebalanced every six-months.

MSCI is the creator of the MSCI China All Shares Index. The MSCI China All Shares Indexes is constructed by applying the MSCI Global Investable Market Indexes (GIMI) Methodology on the integrated MSCI China equity universe comprising A-shares, B-shares, H-shares, Red-chips, and P-chips. The Emerging Markets investability requirements and Global Minimum Size Reference for the Standard size-segments are applied. The index constituents are weighted by the security free-float adjusted market capitalization calculated based on the Foreign Inclusion Factor (FIF) and subject to Foreign Ownership Limits (FOLs). For the China A-share constituents, an Inclusion Factor (IF) of 100% is applied to their security free-float adjusted market capitalization in deriving their

34

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

final weight in the index. The MSCI China All Shares Index is rebalanced simultaneously with the MSCI Global Investable Market Indexes, using the same price and data cut-off dates. The MSCI China All Shares Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Deutsche X-trackers Harvest CSI 300 China A-Shares ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s Shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in

35

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the period ended November 30, 2016, the Funds did not incur any interest or penalties.

At May 31, 2016, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	$4,159,340	$—	$4,159,340
Deutsche X-trackers MSCI All China Equity ETF	65,695	4,085	69,780

36

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2016, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

	Late Year Oridinary Losses	Post-October Losses on Capital
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$2,333,186	$688,638
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	178,422	5,150,458
Deutsche X-trackers MSCI All China Equity ETF	—	1,126,640

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2016, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (WHT) on dividends, WHT on bank interest, WHT on capital gains realized from the disposal of equity investments prior to 17 November 2014 and stamp tax. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non PRC enterprises including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

With the approval from the PRC State Council, the PRC State Administration of Taxation, the PRC Ministry of Finance and the China Securities Regulatory Commission jointly issued Caishui [2014] 79 (Circular 79) on November 14, 2014. According to Circular 79, RQFIIs are temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises) effective from November 17, 2014. With respect to gains derived from equity investments prior to November 17, 2014, RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax treaty. The above WHT treatment applies to RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014. Land-rich enterprises are companies whose value of immovable property in the PRC is greater than 50% of their value of total assets. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF, respectively; while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign

37

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and the Deutsche X-trackers MSCI All China Equity ETF may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended November 30, 2016, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of November 30, 2016 the Funds invested the cash collateral in Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of November 30, 2016) on the cash collateral invested in Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2016, the Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF had securities on loan, which were classified as Exchanged Traded Fund in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

As of November 30, 2016, the Deutsche X-trackers MSCI All China Equity ETF had securities on loan, which were classified as Common Stocks and Exchange Traded Funds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2016
	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$60,149	$—	$—	$—	$60,149
Exchange Traded Funds	2,001,422	—	—	—	2,001,422

Total Borrowings	$2,061,571	$—	$—	$—	$2,061,571

Gross amount of recognized liabilities for securities lending transactions					$2,061,571

Derivatives

Forward Foreign Currency Exchange Contracts    The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF may enter into forward foreign currency exchange contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2016, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the renminbi.

38

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2016 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the period ended November 30, 2016.

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$40,240	Unrealized depreciation on forward foreign currency exchange contracts	$320

	Total	$40,240	Total	$320

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended November 30, 2016 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Foreign Exchange Contracts
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$59,738

Net Change in Unrealized Appreciation (Depreciation) on:

Foreign Exchange Contracts
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$8,892

For the period ended November 30, 2016 the average monthly volume of derivatives was as follows:

Forward Foreign Currency Exchange Contracts (Contract Value)
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$(2,226,720)

39

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

As of November 30, 2016, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow the Fund to close out and net total exposure to a counterparty in the event of a default with respect to all of the transactions with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following table:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF
Goldman Sachs & Co.	$40,240	$(320)	$—	$39,920	$320	$(320)	$—	$—

	$40,240	$(320)	$—	$39,920	$320	$(320)	$—	$—

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the ETFs, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Ltd. serves as investment sub-advisor (the “Sub-Advisor”) to the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and the Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

For its investment advisory services to the Deutsche X-trackers MSCI All China Equity ETF, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to .60%.

For its investment advisory services to the Funds below, for the period from June 1, 2016 through July 31, 2016, the Advisor received a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	0.85%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	0.80%
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	0.80%

Effective August 1, 2016, for its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	0.70%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	0.65%
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%

Out of the unitary management fee, the Advisor is responsible for substantially all expenses of each Fund, including the payments to the Sub-Advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees except for interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses and other extraordinary expenses.

40

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Advisor for the Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF has contractually agreed to waive a portion of its management fee in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in the underlying fund, if any (the “Expense Limit”). For the period from June 1, 2016 through November 30, 2016, the Advisor waived $7,838 of expenses to the Fund. The Expense Limit will remain in effect until at least October 1, 2018.

The Advisor for the Deutsche X-trackers MSCI All China Equity ETF has contractually agreed to waive a portion of its management fee in an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in an affiliated fund, if any (the “Expense Limit”). For the period from June 1, 2016 through November 30, 2016, the Advisor waived $6,702 of expenses to the Fund. The Expense Limit will remain in effect until at least October 1, 2018.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Audit Committee and Lead Independent Trustee (Chairman of the Board of Trustees effective November 16, 2016); and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Transactions with Affiliates

The Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF in which the Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and the Deutsche X-trackers MSCI All China Equity ETF invest are considered to be affiliated investments. The table below shows the transactions in and earnings from each Fund’s investments in Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF for the period ended November 30, 2016.

	Value ($) at 5/31/16	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 11/30/16
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	2,183,045	118,924	(21,132)	(9,707)	—	—	2,433,703

Deutsche X-trackers MSCI All China Equity ETF
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	2,608,494	47,296	(1,062,524)	(404,823)	—	—	1,696,589
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	519,514	49,624	(229,812)	(2,937)	—	—	361,955

	3,128,008	96,920	(1,292,336)	(407,760)	—	—	2,058,544

5. Investment Portfolio Transactions

For the period ended November 30, 2016, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF	$118,925	$21,132
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	210,909,735	70,002,245
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	8,505,373	3,313,099
Deutsche X-trackers MSCI All China Equity ETF	235,049	107,940

41

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For the period ended November 30, 2016, the cost of in-kind purchases and proceeds from in-kind sale were as follows:

	Purchases	Sales
Deutsche X-trackers MSCI All China Equity ETF	$—	$2,847,212

6. Fund Share Transactions

As of November 30, 2016 there were unlimited Fund shares, no par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF and Deutsche X-trackers MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; the small size of the market for Chinese securities and the low volume of trading, resulting in lack of liquidity and in price volatility; currency devaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers; higher rates of inflation; greater political, economic and social uncertainty; market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; and custody risks associated with investing through a RQFII.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF, Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amounts listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2016.

Pro-rata Share
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$67,200,000
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	4,200,000

42

DBX ETF Trust

Notes to financial statements (Unaudited) (Continued)

9. Payments by Affiliates

During the year ended May 31, 2016, the Advisor agreed to reimburse Deutsche X-trackers CSI 300 China A-Shares ETF and Deutsche X-trackers MSCI All China Equity ETF $14,225 and $515, respectively, for the diluting effect of accounting adjustments related to certain investments held by the Funds. The amounts reimbursed were less than 0.01% of the Funds’ average net assets, thus having no impact on the Funds’ total returns.

In addition, during the period ended November 30, 2016, the Advisor agreed to reimburse Deutsche X-tracker CSI 300 China A-Shares Hedged Equity $9,674 for a loss on a trade executed incorrectly. The amount of the loss was 0.43% of the Fund’s average net assets.

43

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

44

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

45

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Funds which may reduce Fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the Funds to achieve its investment objective. The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency vs. the U.S. dollar. The Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF aims to hedge the currency exposure by entering into forward transactions linked to the CNH/USD exchange rate. The equity shares included in the CSI 300 index may be valued using the CNY/USD exchange rate. The difference between the CNH/USD and CNH/USD exchange rates may lead to tracking errors in the fund. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

The CSI Indexes are calculated by China Securities Index Co., Ltd. (CSI). CSI does not make any warranties, express or implied, to its customers or any other party regarding the accuracy or completeness of any data related to the Index. All information is provided for information purposes only. CSI accepts no liability for any errors or any loss arising from the use of information it provides.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accountant, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049076-1 (1/17) DBX 002439 (1/18)

November 30, 2016

Semi-Annual Report

DBX ETF Trust

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE)

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (JPNH)

Deutsche X-trackers MSCI Australia Hedged Equity ETF (DBAU)

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES)

Deutsche X-trackers MSCI Italy Hedged Equity ETF (DBIT)

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (DBSE)

Deutsche X-trackers MSCI Spain Hedged Equity ETF (DBSP)

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF)

DBX ETF Trust

To our shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for the period ended November 30, 2016.

The world economy witnessed resilient growth figures, despite a series of political risks and uncertainties arising from Britain’s decision to exit the Eurozone (“Brexit”) and the surprise U.S. election result. China showed signs of recovery, driven by stronger government spending and bank lending. Major central banks’ monetary policies remained unchanged during the reporting period, with expectations of a rate hike by the Federal Reserve Board (FRB). The European Central Bank (ECB) expanded its asset purchase program to over EUR 2.2 trillion and also introduced negative interest rate policies. Bank of Japan (BoJ) is committed to keep the yield on its 10-year government bonds at zero to revive the economy.

Real estate performance across much of the Asia Pacific region continued to improve on the back of strong capital markets and strong occupancy fundamentals. Key cities in Japan, China, Hong Kong and Australia continued to see significant demand for office leasing. The US office leasing market grew during the reporting period, supported by a resurgent consumer and housing market. Supply is increasing at a measured and sustainable pace, allowing absorption to propel occupancies and rents. In Japan, leasing markets and real estate fundamentals were broadly healthy, with an increase in occupancy rates in all major cities. Rents in Japan recorded healthy growth in the commercial and residential property markets.

Eurozone economies displayed signs of a rebound, as loose monetary policies helped the region overcome Brexit. Europe needs EUR 2 trillion of investment in infrastructure by 2020, according to the European Commission, for sustainable growth in its economy. Private infrastructure investors have helped to bridge the funding gap when public expenditure has been below the historical average. Structural reforms in Spain helped growth and a weaker EUR supported exports. Italy’s weakening banking industry and economic challenges negatively affected the Eurozone equities market. The Japanese stock market rose consistently during the reporting period, and the weakening of the JPY led to an improvement in exports. In August, Shinzo Abe announced a JPY 6.2 trillion (USD 61 billion) plan on infrastructure spending to help double the number of tourists visiting the country by the time of the Tokyo Summer Olympics in 2020. The Reserve Bank of Australia (RBA) cut interest rates to a record low to stimulate demand in the broader economy, which has been under strain due to the slowdown in the mining industry and increased job losses. Meanwhile, U.S. borrowing expanded supported by record-low interest rates to fund infrastructure expenditure on roads, bridges, and schools.

The global real estate market is expected to grow on the back of strong capital markets and steady leasing markets. Infrastructure spending is likely to increase, mainly in the US, owing to rising demand in the steel and construction sector. Demand for private capital in the infrastructure spectrum is expected to grow due to significant gaps in government budgets.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (DBRE)

The Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged (the “Underlying Index”). The Underlying Index is constructed to track the performance of publicly traded real estate securities in countries other than the United States, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (36.1% of Net Assets)

Description	% of Net Assets
Mitsui Fudosan Co. Ltd. (Japan)	6.3%
Unibail-Rodamco SE (France)	6.1%
Scentre Group (Australia)	4.6%
Link (Hong Kong)	4.3%
Westfield Corp. (Australia)	3.6%
Land Securities Group PLC (United Kingdom)	2.7%
Nippon Building Fund, Inc. (Japan)	2.2%
Goodman Group (Australia)	2.1%
Klepierre (France)	2.1%
British Land Co. PLC (United Kingdom)	2.1%

Country Diversification* as of 11/30/16

Japan	26.1%
Australia	15.4%
United Kingdom	12.6%
France	11.1%
Hong Kong	9.0%
Singapore	7.5%
Canada	4.0%
Switzerland	2.6%
Other	11.7%

Total	100.0%

Sector Diversification* as of 11/30/16

Diversified	37.1%
Shopping Centers	20.7%
Real Estate Operations/ Development	18.9%
Office Property	11.9%
Real Estate Management/Services	9.0%
Apartments	1.2%
Hotels	0.4%
Storage	0.3%
Warehouse/Industry	0.3%
Property Trust	0.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 13.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (JPN)

The Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (14.9% of Net Assets)

Description	% of Net Assets
Sumitomo Mitsui Financial Group, Inc.	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.8%
Mizuho Financial Group, Inc.	1.7%
Toyota Motor Corp.	1.7%
Honda Motor Co. Ltd.	1.7%
SoftBank Group Corp.	1.3%
Nippon Telegraph & Telephone Corp.	1.3%
KDDI Corp.	1.2%
Tokio Marine Holdings, Inc.	1.2%
FANUC Corp.	1.2%

Sector Diversification* as of 11/30/16

Industrials	22.2%
Consumer Discretionary	17.5%
Financials	14.7%
Information Technology	10.7%
Consumer Staples	8.8%
Health Care	8.2%
Materials	6.7%
Telecommunication Services	5.1%
Real Estate	4.3%
Utilities	1.4%
Energy	0.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 17.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (JPNH)

The Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks) while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (14.5% of Net Assets)

Description	% of Net Assets
Mizuho Financial Group, Inc.	1.8%
Mitsubishi UFJ Financial Group, Inc.	1.7%
Sumitomo Mitsui Financial Group, Inc.	1.7%
Toyota Motor Corp.	1.6%
Honda Motor Co. Ltd.	1.6%
SoftBank Group Corp.	1.3%
KDDI Corp.	1.2%
Japan Tobacco, Inc.	1.2%
East Japan Railway Co.	1.2%
Nippon Telegraph & Telephone Corp.	1.2%

Sector Diversification* as of 11/30/16

Industrials	22.9%
Consumer Discretionary	17.3%
Financials	14.8%
Information Technology	10.3%
Consumer Staples	8.4%
Health Care	8.1%
Materials	7.0%
Telecommunication Services	5.1%
Real Estate	4.0%
Utilities	1.7%
Energy	0.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 22.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Australia Hedged Equity ETF (DBAU)

The Deutsche X-trackers MSCI Australia Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Australia US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Australian equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the Australian dollar. It is not possible to invest directly into an index.

Ten Largest Equity Holdings

as of 11/30/16 (53.3% of Net Assets)

Description	% of Net Assets
Commonwealth Bank of Australia	11.1%
Westpac Banking Corp.	8.6%
Australia & New Zealand Banking Group Ltd.	6.8%
BHP Billiton Ltd.	6.4%
National Australia Bank Ltd.	6.3%
Wesfarmers Ltd.	3.9%
CSL Ltd.	3.7%
Woolworths Ltd.	2.4%
Macquarie Group Ltd.	2.1%
Rio Tinto Ltd.	2.0%

Sector Diversification* as of 11/30/16

Financials	43.3%
Materials	15.8%
Real Estate	8.8%
Consumer Staples	7.5%
Health Care	6.2%
Industrials	5.6%
Energy	4.7%
Consumer Discretionary	2.8%
Utilities	2.6%
Telecommunication Services	2.2%
Information Technology	0.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 27.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES)

The Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE Small Cap US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to small cap equity securities in developed stock markets outside of the Americas, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (3.0% of Net Assets)

Description	% of Net Assets
Informa PLC (United Kingdom)	0.3%
Teleperformance (France)	0.3%
Micro Focus International PLC (United Kingdom)	0.3%
Wirecard AG (Germany)	0.3%
Logitech International SA (Switzerland)	0.3%
Tosoh Corp. (Japan)	0.3%
Ito En Ltd. (Japan)	0.3%
Gamesa Corp. Tecnologica SA (Spain)	0.3%
Glory Ltd. (Japan)	0.3%
Temenos Group AG (Switzerland)	0.3%

Country Diversification* as of 11/30/16

Japan	32.0%
United Kingdom	16.6%
Australia	6.4%
Germany	5.7%
Switzerland	4.8%
Sweden	4.7%
France	3.8%
Italy	3.5%
Hong Kong	2.5%
Spain	2.5%
Netherlands	2.2%
Belgium	2.1%
Other	13.2%

Total	100.0%

Sector Diversification* as of 11/30/16

Industrials	21.9%
Consumer Discretionary	15.2%
Financials	12.0%
Real Estate	11.1%
Information Technology	10.2%
Materials	9.3%
Consumer Staples	7.1%
Health Care	7.0%
Energy	3.1%
Utilities	1.8%
Telecommunication Services	1.3%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 29.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Italy Hedged Equity ETF (DBIT)

The Deutsche X-trackers MSCI Italy Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Italy 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Italian equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (70.6% of Net Assets)

Description	% of Net Assets
Eni SpA	15.5%
Enel SpA	13.5%
Intesa Sanpaolo SpA	12.3%
Assicurazioni Generali SpA	4.6%
UniCredit SpA	4.4%
CNH Industrial NV	4.3%
Luxottica Group SpA	4.2%
Atlantia SpA	4.0%
Snam SpA	4.0%
Tenaris SA	3.8%

Sector Diversification* as of 11/30/16

Financials	29.8%
Energy	24.3%
Utilities	16.8%
Industrials	13.5%
Consumer Discretionary	11.1%
Telecommunication Services	4.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

7

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (DBSE)

The Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Southern Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Italian, Portuguese and Spanish equity markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (57.9% of Net Assets)

Description	% of Net Assets
Banco Santander SA (Spain)	11.1%
Banco Bilbao Vizcaya Argentaria SA (Spain)	6.8%
Telefonica SA (Spain)	6.5%
Industria de Diseno Textil SA (Spain)	6.2%
Eni SpA (Italy)	5.9%
Iberdrola SA (Spain)	5.4%
Enel SpA (Italy)	5.2%
Intesa Sanpaolo SpA (Italy)	5.0%
Amadeus IT Group SA (Spain)	3.3%
Assicurazioni Generali SpA (Italy)	2.5%

Country Diversification* as of 11/30/16

Spain	58.7%
Italy	33.7%
United Kingdom	3.4%
Portugal	2.9%
Luxembourg	1.3%

Total	100.0%

Sector Diversification* as of 11/30/16

Financials	35.0%
Utilities	17.2%
Energy	12.9%
Industrials	11.0%
Consumer Discretionary	10.1%
Telecommunication Services	8.4%
Information Technology	3.3%
Consumer Staples	1.1%
Health Care	1.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 42.

8

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers MSCI Spain Hedged Equity ETF (DBSP)

The Deutsche X-trackers MSCI Spain Hedged Equity ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Spain 25/50 US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Spanish equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (67.7% of Net Assets)

Description	% of Net Assets
Banco Santander SA	17.0%
Banco Bilbao Vizcaya Argentaria SA	9.7%
Telefonica SA	9.1%
Industria de Diseno Textil SA	8.7%
Repsol SA	4.6%
Iberdrola SA	4.5%
Amadeus IT Group SA	4.5%
CaixaBank SA	3.3%
Aena SA	3.2%
Ferrovial SA	3.1%

Sector Diversification* as of 11/30/16

Financials	39.7%
Industrials	14.8%
Utilities	14.6%
Telecommunication Services	9.2%
Consumer Discretionary	8.8%
Energy	4.6%
Information Technology	4.5%
Health Care	2.3%
Consumer Staples	1.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 44.

9

DBX ETF Trust

Portfolio Summary (Unaudited)

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (DBIF)

The Deutsche X-trackers S&P Hedged Global Infrastructure ETF (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P Global Infrastructure Index (USD)(Hedged)(Net TR) (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of infrastructure issuers in developed markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 11/30/16 (34.8% of Net Assets)

Description	% of Net Assets
Transurban Group (Australia)	5.1%
Atlantia SpA (Italy)	3.9%
Kinder Morgan, Inc. (United States)	3.8%
Aena SA (Spain)	3.7%
Enbridge, Inc. (Canada)	3.5%
TransCanada Corp. (Canada)	3.2%
NextEra Energy, Inc. (United States)	3.1%
Abertis Infraestructuras SA (Spain)	2.9%
Duke Energy Corp. (United States)	2.9%
Dominion Resources, Inc. (United States)	2.7%

Country Diversification* as of 11/30/16

United States	39.7%
Canada	9.4%
Spain	8.8%
Australia	8.4%
Italy	6.0%
United Kingdom	5.6%
France	4.2%
Hong Kong	3.8%
Japan	2.9%
Mexico	2.3%
Other	8.9%

Total	100.0%

Sector Diversification* as of 11/30/16

Industrials	39.9%
Utilities	39.0%
Energy	21.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 46.

10

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
Actual	$1,000.00	$958.50	0.48%	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF
Actual	$1,000.00	$1,040.80	0.40%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.40%	$2.03
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
Actual	$1,000.00	$1,060.60	0.45%	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Deutsche X-trackers MSCI Australia Hedged Equity ETF
Actual	$1,000.00	$1,031.60	0.45%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
Actual	$1,000.00	$1,027.20	0.45%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

11

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Deutsche X-trackers MSCI Italy Hedged Equity ETF
Actual	$1,000.00	$975.50	0.45%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
Actual	$1,000.00	$974.40	0.45%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Deutsche X-trackers MSCI Spain Hedged Equity ETF
Actual	$1,000.00	$975.00	0.45%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
Deutsche X-trackers S&P Hedged Global Infrastructure ETF
Actual	$1,000.00	$1,005.70	0.45%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

12

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.8%
Australia — 15.2%
Astro Japan Property Group REIT	490	$2,388
BWP Trust REIT	4,328	9,301
Charter Hall Retail REIT	2,947	9,249
Dexus Property Group REIT	8,614	58,012
Gateway Lifestyle (a)	2,485	4,202
Goodman Group REIT	14,137	69,736
GPT Group REIT	16,102	57,550
Investa Office Fund REIT	5,497	17,901
Scentre Group REIT	47,762	149,544
Westfield Corp. REIT	17,151	115,759

		493,642

Austria — 1.3%
BUWOG AG*	635	14,756
CA Immobilien Anlagen AG*	655	11,940
IMMOFINANZ AG*	7,888	16,419

		43,115

Belgium — 1.0%
Befimmo SA REIT	204	11,327
Cofinimmo SA REIT	181	19,989

		31,316

Brazil — 0.4%
BR Malls Participacoes SA*	4,593	14,667

Canada — 3.9%
Artis Real Estate Investment Trust REIT	634	5,569
Boardwalk Real Estate Investment Trust REIT	196	6,508
Canadian Apartment Properties REIT	593	13,482
Canadian Real Estate Investment Trust REIT	321	10,827
Crombie Real Estate Investment Trust REIT	374	3,839
Dream Office Real Estate Investment Trust REIT	462	6,218
First Capital Realty, Inc.	1,241	18,810
H&R Real Estate Investment Trust REIT	1,245	20,214
RioCan Real Estate Investment Trust REIT	1,429	28,489
Smart Real Estate Investment Trust REIT	571	13,228

		127,184

France — 11.0%
Fonciere Des Regions REIT	440	34,569
Gecina SA REIT	361	47,405
Klepierre REIT	1,859	69,324
Mercialys SA REIT	479	9,346
Unibail-Rodamco SE REIT	890	196,435

		357,079

Hong Kong — 8.9%
Champion REIT	19,213	10,924
Hang Lung Properties Ltd.	18,577	41,865
Hongkong Land Holdings Ltd.	10,500	67,305
Hysan Development Co. Ltd.	5,534	24,401
Link REIT	20,134	138,613
Prosperity REIT	10,208	4,185

		287,293

	Number of Shares	Value
Italy — 0.2%
Beni Stabili SpA SIIQ REIT*	8,896	$4,714
Immobiliare Grande Distribuzione SIIQ SpA REIT	2,889	1,932

		6,646

Japan — 25.7%
Activia Properties, Inc. REIT	5	21,983
Aeon Mall Co. Ltd.	1,000	14,422
AEON REIT Investment Corp. REIT	9	9,660
Daibiru Corp.	500	4,453
Daiwa Office Investment Corp. REIT (b)	3	15,183
Frontier Real Estate Investment Corp. REIT	4	17,796
Fukuoka REIT Corp. REIT	7	11,179
Global One Real Estate Investment Corp. REIT	2	7,421
Hankyu Reit, Inc. REIT	5	6,521
Heiwa Real Estate Co. Ltd.	300	4,285
Hoshino Resorts REIT, Inc.	2	10,542
Hulic Co. Ltd.	4,300	40,367
Hulic Reit, Inc. REIT	8	12,999
Ichigo Hotel REIT Investment Corp. REIT	2	2,182
Japan Excellent, Inc. REIT	12	14,957
Japan Prime Realty Investment Corp. REIT	8	32,516
Japan Real Estate Investment Corp. REIT	11	59,517
Japan Rental Housing Investments, Inc. REIT	14	10,035
Japan Retail Fund Investment Corp. REIT	23	46,682
Kenedix Office Investment Corp. REIT	4	21,328
Kenedix Residential Investment Corp. REIT	3	7,862
Kenedix Retail REIT Corp. REIT	4	9,003
Leopalace21 Corp.	2,400	13,027
MCUBS MidCity Investment Corp. REIT	2	5,988
Mitsui Fudosan Co. Ltd.	8,671	203,919
Mori Hills REIT Investment Corp. REIT	12	15,859
Mori Trust Sogo Reit, Inc. REIT (b)	8	12,041
Nippon Building Fund, Inc. REIT	13	72,383
NTT Urban Development Corp.	1,000	8,619
Orix JREIT, Inc. REIT	22	33,287
Premier Investment Corp. REIT	10	11,809
Tokyu Fudosan Holdings Corp.	4,600	26,336
Tokyu REIT, Inc. REIT	9	11,155
United Urban Investment Corp. REIT	26	39,635

		834,951

Malaysia — 0.1%
KLCCP Stapled Group (a)	2,800	4,777

Netherlands — 1.3%
Atrium European Real Estate Ltd.	1,479	6,066
Eurocommercial Properties NV	433	15,493
Vastned Retail NV REIT	166	6,099
Wereldhave NV REIT	362	15,120

		42,778

New Zealand — 1.0%
Argosy Property Ltd.	7,075	5,261
Goodman Property Trust REIT	9,067	7,834
Kiwi Property Group Ltd.	11,552	11,944

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
New Zealand (Continued)
Precinct Properties New Zealand Ltd.	8,772	$7,424

		32,463

Philippines — 1.9%
Robinsons Land Corp.	13,700	7,094
SM Prime Holdings, Inc.	100,485	53,546

		60,640

Singapore — 7.4%
Ascendas Real Estate Investment Trust REIT	21,000	34,430
Cambridge Industrial Trust REIT	9,400	3,508
CapitaLand Commercial Trust REIT	19,100	20,388
CapitaLand Ltd.	23,200	49,852
CapitaLand Mall Trust REIT	24,100	32,787
Frasers Commercial Trust REIT	5,000	4,448
Global Logistic Properties Ltd.	26,500	38,086
GuocoLand Ltd.	2,337	3,049
Keppel REIT	15,900	11,814
Mapletree Logistics Trust REIT	13,600	9,631
Starhill Global REIT	11,800	6,215
Suntec Real Estate Investment Trust REIT	22,700	26,844

		241,052

South Africa — 1.8%
Growthpoint Properties Ltd. REIT	20,498	36,228
Hyprop Investments Ltd. REIT	1,918	15,397
SA Corporate Real Estate Fund Nominees Pty Ltd. REIT	15,580	6,087

		57,712

Sweden — 1.9%
Castellum AB	2,457	32,395
Fabege AB	1,262	19,951
Kungsleden AB	1,413	8,656

		61,002

	Number of Shares	Value
Switzerland — 2.6%
PSP Swiss Property AG	361	$31,104
Swiss Prime Site AG*	641	52,455

		83,559

Thailand — 0.6%
Central Pattana PCL, NVDR	11,400	18,052

Turkey — 0.1%
Is Gayrimenkul Yatirim Ortakligi AS REIT	4,238	1,826

United Kingdom — 12.5%
Big Yellow Group PLC REIT	1,325	11,016
British Land Co. PLC REIT	9,175	67,903
Capital & Counties Properties PLC	6,745	23,985
Derwent London PLC REIT	992	29,913
Grainger PLC	3,713	10,467
Great Portland Estates PLC REIT	3,080	23,411
Hammerson PLC REIT	7,028	47,880
Intu Properties PLC REIT	8,076	27,192
Land Securities Group PLC REIT	7,183	87,178
Segro PLC REIT	7,416	38,786
Shaftesbury PLC REIT	2,479	28,474
Workspace Group PLC REIT	1,052	9,036

		405,241

TOTAL COMMON STOCKS (Cost $3,540,574)		3,204,995

SECURITIES LENDING COLLATERAL — 0.7%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (c)(d) (Cost $21,981)	21,981	21,981

TOTAL INVESTMENTS — 99.5% (Cost $3,562,555)†		$3,226,976
Other assets and liabilities, net — 0.5%		18,423

NET ASSETS — 100.0%		$3,245,399

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,614,042. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $387,066. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,273 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $419,339.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $20,658, which is 0.6% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

NVDR:	Non Voting Depositary Receipt
REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (Continued)

November 30, 2016 (Unaudited)

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/2/2016	CAD	168,000	USD	125,368	$302
The Bank of Nova Scotia	12/2/2016	PHP	3,133,000	USD	64,511	1,511
The Bank of Nova Scotia	12/2/2016	TRY	7,000	USD	2,247	209
The Bank of Nova Scotia	12/2/2016	USD	124,947	CAD	168,000	118
The Bank of Nova Scotia	12/2/2016	USD	63,038	PHP	3,133,000	(38)
The Bank of Nova Scotia	12/2/2016	USD	2,041	TRY	7,000	(4)
The Bank of Nova Scotia	12/5/2016	AUD	636,000	USD	483,538	13,948
The Bank of Nova Scotia	12/5/2016	BRL	59,000	USD	18,351	933
The Bank of Nova Scotia	12/5/2016	CHF	81,000	USD	82,037	2,334
The Bank of Nova Scotia	12/5/2016	EUR	463,000	USD	508,166	17,305
The Bank of Nova Scotia	12/5/2016	GBP	317,000	USD	387,244	(9,460)
The Bank of Nova Scotia	12/5/2016	HKD	1,714,000	USD	221,054	71
The Bank of Nova Scotia	12/5/2016	JPY	89,877,000	USD	856,069	70,197
The Bank of Nova Scotia	12/5/2016	MYR	22,000	USD	5,226	301
The Bank of Nova Scotia	12/5/2016	NZD	46,000	USD	32,866	294
The Bank of Nova Scotia	12/5/2016	SEK	550,000	USD	61,048	1,392
The Bank of Nova Scotia	12/5/2016	SGD	338,000	USD	242,846	7,032
The Bank of Nova Scotia	12/5/2016	USD	469,872	AUD	636,000	(282)
The Bank of Nova Scotia	12/5/2016	USD	17,379	BRL	59,000	40
The Bank of Nova Scotia	12/5/2016	USD	79,530	CHF	81,000	173
The Bank of Nova Scotia	12/5/2016	USD	491,200	EUR	463,000	(339)
The Bank of Nova Scotia	12/5/2016	USD	396,083	GBP	317,000	621
The Bank of Nova Scotia	12/5/2016	USD	220,974	HKD	1,714,000	9
The Bank of Nova Scotia	12/5/2016	USD	788,858	JPY	89,877,000	(2,986)
The Bank of Nova Scotia	12/5/2016	USD	4,908	MYR	22,000	17
The Bank of Nova Scotia	12/5/2016	USD	32,601	NZD	46,000	(30)
The Bank of Nova Scotia	12/5/2016	USD	59,583	SEK	550,000	74
The Bank of Nova Scotia	12/5/2016	USD	235,963	SGD	338,000	(150)
The Bank of Nova Scotia	12/5/2016	USD	56,109	ZAR	787,000	(264)
The Bank of Nova Scotia	12/5/2016	ZAR	787,000	USD	57,990	2,146
The Bank of Nova Scotia	12/6/2016	THB	654,000	USD	18,681	351
The Bank of Nova Scotia	12/6/2016	USD	18,332	THB	654,000	(3)
Goldman Sachs & Co.	1/5/2017	AUD	3,000	USD	2,214	1
The Bank of Nova Scotia	1/5/2017	AUD	640,000	USD	472,453	293
The Bank of Nova Scotia	1/5/2017	BRL	50,000	USD	14,582	(40)
Goldman Sachs & Co.	1/5/2017	CAD	1,000	USD	745	0
The Bank of Nova Scotia	1/5/2017	CAD	166,000	USD	123,505	(126)
Goldman Sachs & Co.	1/5/2017	CHF	1,000	USD	986	0
The Bank of Nova Scotia	1/5/2017	CHF	83,000	USD	81,691	(180)
Goldman Sachs & Co.	1/5/2017	EUR	3,000	USD	3,186	0
The Bank of Nova Scotia	1/5/2017	EUR	445,000	USD	472,944	310
Goldman Sachs & Co.	1/5/2017	GBP	2,000	USD	2,506	1
The Bank of Nova Scotia	1/5/2017	GBP	317,000	USD	396,501	(611)
Goldman Sachs & Co.	1/5/2017	HKD	8,000	USD	1,031	0
The Bank of Nova Scotia	1/5/2017	HKD	1,641,000	USD	211,590	(27)
The Bank of Nova Scotia	1/5/2017	MYR	22,000	USD	4,883	(36)
Goldman Sachs & Co.	1/5/2017	PHP	15,000	USD	299	(2)
The Bank of Nova Scotia	1/5/2017	PHP	3,038,000	USD	60,639	(406)
Goldman Sachs & Co.	1/5/2017	SEK	2,000	USD	217	0
The Bank of Nova Scotia	1/5/2017	SEK	544,000	USD	59,055	(75)
Goldman Sachs & Co.	1/5/2017	SGD	1,000	USD	697	0
The Bank of Nova Scotia	1/5/2017	SGD	332,000	USD	231,768	128
The Bank of Nova Scotia	1/5/2017	THB	653,000	USD	18,289	(8)
The Bank of Nova Scotia	1/5/2017	TRY	6,000	USD	1,748	17
Goldman Sachs & Co.	1/5/2017	ZAR	4,000	USD	282	0
The Bank of Nova Scotia	1/5/2017	ZAR	788,000	USD	55,814	263

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	1/6/2017	JPY	446,000	USD	3,905	$(3)
The Bank of Nova Scotia	1/6/2017	JPY	92,594,000	USD	814,436	3,163
The Bank of Nova Scotia	1/6/2017	NZD	45,000	USD	31,857	29

Total net unrealized appreciation						$108,513

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Phillippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$3,204,995	$—	$—	$3,204,995
Short-Term Investments	21,981	—	—	21,981
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	123,583	—	123,583

TOTAL	$3,226,976	$123,583	$—	$3,350,559

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(15,070)	$—	$(15,070)

TOTAL	$—	$(15,070)	$—	$(15,070)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the year ended November 30, 2016.

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.0%
Consumer Discretionary — 17.3%
ABC-Mart, Inc.	200	$11,778
Aisin Seiki Co. Ltd.	1,100	47,207
Asics Corp.	1,400	29,586
Bandai Namco Holdings, Inc.	1,400	40,116
Bridgestone Corp.	4,200	160,967
Casio Computer Co. Ltd.	1,000	13,120
CyberAgent, Inc.	600	14,644
Daiichikosho Co. Ltd.	300	11,756
Denso Corp.	2,900	126,745
Dentsu, Inc.	1,400	64,259
Don Quijote Holdings Co. Ltd.	800	30,717
Eagle Industry Co. Ltd.	100	1,338
Fast Retailing Co. Ltd.	200	69,455
Fuji Heavy Industries Ltd.	3,700	150,832
Geo Holdings Corp.	200	2,173
Hakuhodo DY Holdings, Inc.	1,500	17,482
Haseko Corp.	1,400	14,547
Heiwa Corp.	400	8,639
Hikari Tsushin, Inc.	100	8,952
HIS Co. Ltd.	100	2,764
Honda Motor Co. Ltd.	9,600	280,725
Iida Group Holdings Co. Ltd.	1,000	19,466
Isuzu Motors Ltd.	3,500	41,437
Izumi Co. Ltd.	200	8,794
J. Front Retailing Co. Ltd.	1,400	19,806
Koito Manufacturing Co. Ltd.	700	36,614
K’s Holdings Corp.	600	11,121
Mazda Motor Corp.	3,800	61,163
Mitsuba Corp.	200	2,857
NGK Spark Plug Co. Ltd.	1,100	22,648
NHK Spring Co. Ltd.	1,600	15,053
Nifco, Inc.	200	11,023
Nikon Corp.	2,100	30,962
Nippon Television Holdings, Inc.	1,100	18,786
Nissan Motor Co. Ltd.	14,700	136,299
Nissin Kogyo Co. Ltd.	300	4,423
Nitori Holdings Co. Ltd.	500	52,394
NOK Corp.	700	13,976
Oriental Land Co. Ltd.	1,300	74,353
Panasonic Corp.	13,600	138,930
Pressance Corp.	200	2,505
Rakuten, Inc.	6,400	63,357
Resorttrust, Inc. (a)	500	9,720
Rinnai Corp.	200	17,078
Ryohin Keikaku Co. Ltd.	200	39,370
Sanrio Co. Ltd.	400	7,070
Sekisui Chemical Co. Ltd.	2,800	42,561
Sekisui House Ltd.	4,200	68,928
Seria Co. Ltd.	100	7,214
Shimamura Co. Ltd.	100	11,953
Shimano, Inc.	500	82,452
Stanley Electric Co. Ltd.	900	24,920
Start Today Co. Ltd.	1,100	16,962
Starts Corp., Inc.	200	3,661
Sumitomo Electric Industries Ltd.	4,700	66,100
Sumitomo Forestry Co. Ltd.	1,100	15,108

	Number of Shares	Value
Consumer Discretionary (Continued)
Sumitomo Rubber Industries Ltd.	1,300	$21,552
Suzuki Motor Corp.	2,400	77,511
Takashimaya Co. Ltd.	2,000	16,657
Toho Co. Ltd.	800	23,064
Toyo Tire & Rubber Co. Ltd.	700	8,582
Toyoda Gosei Co. Ltd.	400	8,671
Toyota Industries Corp.	1,100	51,744
Toyota Motor Corp.	4,846	282,777
TS Tech Co. Ltd.	300	7,938
United Arrows Ltd.	100	2,528
Usen Corp.	500	1,509
USS Co. Ltd.	1,400	22,497
VT HOLDINGS Co. Ltd.	500	2,449
Yamaha Corp.	800	24,468
Yamaha Motor Co. Ltd.	1,700	39,253
Yokohama Rubber Co. Ltd.	800	14,512

		2,912,578

Consumer Staples — 8.7%
Aeon Co. Ltd.	4,800	66,390
Ain Holdings, Inc.	100	7,012
Ajinomoto Co., Inc.	2,800	54,368
Asahi Group Holdings Ltd.	2,500	81,662
Calbee, Inc.	500	15,643
Ci:z Holdings Co. Ltd.	200	5,195
Cosmos Pharmaceutical Corp.	100	18,368
Create SD Holdings Co. Ltd.	200	4,260
Ezaki Glico Co. Ltd.	300	14,086
FamilyMart UNY Holdings Co. Ltd.	400	25,100
Ito En Ltd.	400	13,269
Japan Tobacco, Inc.	5,600	193,932
Kao Corp.	3,200	147,917
Kewpie Corp.	700	16,605
Kikkoman Corp.	1,000	30,717
Kirin Holdings Co. Ltd.	5,600	91,584
Kobayashi Pharmaceutical Co. Ltd.	300	13,191
Kose Corp.	200	16,095
Kusuri no Aoki Holdings Co. Ltd.	100	4,270
Lawson, Inc.	400	27,803
Matsumotokiyoshi Holdings Co. Ltd.	200	9,584
MEIJI Holdings Co. Ltd.	800	64,031
NH Foods Ltd.	1,000	25,855
Nichirei Corp.	700	14,222
Nippon Suisan Kaisha Ltd.	1,700	7,669
Nissin Foods Holdings Co. Ltd.	500	26,153
Pigeon Corp.	700	17,711
Seven & i Holdings Co. Ltd.	4,900	190,719
Shiseido Co. Ltd.	2,400	61,272
Sugi Holdings Co. Ltd.	300	14,059
Sundrug Co. Ltd.	200	13,972
Toyo Suisan Kaisha Ltd.	700	24,880
Tsuruha Holdings, Inc.	300	30,752
Unicharm Corp.	2,500	53,414
Valor Holdings Co. Ltd.	400	9,591
Welcia Holdings Co. Ltd.	200	12,515
Yakult Honsha Co. Ltd.	700	30,839
Yaoko Co. Ltd.	100	3,818

		1,458,523

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Energy — 0.4%
Inpex Corp.	7,100	$67,607
Nippon Gas Co. Ltd.	100	2,888

		70,495

Financials — 14.5%
AEON Financial Service Co. Ltd.	800	13,368
Aozora Bank Ltd.	7,000	24,143
Chiba Bank Ltd.	5,000	29,751
Chugoku Bank Ltd.	1,100	14,925
Concordia Financial Group Ltd.	7,100	32,744
Dai-ichi Life Holdings, Inc.	7,100	114,247
Daiwa Securities Group, Inc.	11,000	66,360
Fukuoka Financial Group, Inc.	5,000	21,721
Fuyo General Lease Co. Ltd.	100	4,739
Gunma Bank Ltd.	2,600	13,257
Hachijuni Bank Ltd.	3,000	16,139
Hiroshima Bank Ltd.	3,000	13,270
Hitachi Capital Corp.	300	7,377
Hokuhoku Financial Group, Inc.	800	13,017
IBJ Leasing Co. Ltd.	200	4,235
Jafco Co. Ltd.	200	6,933
Japan Exchange Group, Inc.	3,700	55,007
Kyushu Financial Group, Inc.	2,600	17,182
Matsui Securities Co. Ltd.	700	5,406
Mitsubishi UFJ Financial Group, Inc.	51,100	300,380
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,800	12,950
Mizuho Financial Group, Inc.	159,200	283,066
MS&AD Insurance Group Holdings, Inc.	3,500	109,013
Nihon M&A Center, Inc.	400	10,953
Nomura Holdings, Inc.	24,100	129,864
North Pacific Bank Ltd.	1,900	7,470
Okasan Securities Group, Inc.	1,000	5,766
Orient Corp.*	2,500	4,432
ORIX Corp.	8,400	131,332
Resona Holdings, Inc.	14,100	68,072
SBI Holdings, Inc.	1,300	16,338
Seven Bank Ltd.	4,200	12,016
Shinsei Bank Ltd.	11,000	17,667
Shizuoka Bank Ltd.	3,000	24,354
Sompo Holdings, Inc.	2,600	85,066
Sony Financial Holdings, Inc.	1,400	20,273
Sumitomo Mitsui Financial Group, Inc.	8,400	310,065
Sumitomo Mitsui Trust Holdings, Inc.	2,500	91,053
Suruga Bank Ltd.	1,200	27,139
T&D Holdings, Inc.	4,200	52,673
Tokai Tokyo Financial Holdings, Inc.	1,400	7,261
Tokio Marine Holdings, Inc.	4,800	206,373
Tokyo Century Corp.	200	6,486
Tokyo TY Financial Group, Inc.	200	6,626
Yamaguchi Financial Group, Inc.	1,000	10,444
Zenkoku Hosho Co. Ltd.	300	10,202

		2,441,155

Health Care — 8.1%
Alfresa Holdings Corp.	1,400	22,399
Asahi Intecc Co. Ltd.	300	11,703
Astellas Pharma, Inc.	12,800	177,433
Chugai Pharmaceutical Co. Ltd.	1,200	33,858

	Number of Shares	Value
Health Care (Continued)
Daiichi Sankyo Co. Ltd.	3,700	$77,348
Eisai Co. Ltd.	1,500	87,002
Hisamitsu Pharmaceutical Co., Inc.	400	19,308
Hoya Corp.	2,500	98,710
Kaken Pharmaceutical Co. Ltd.	200	10,672
KYORIN Holdings, Inc.	200	4,216
Kyowa Hakko Kirin Co. Ltd.	1,300	18,619
M3, Inc.	1,100	28,508
Medipal Holdings Corp.	1,400	20,113
Mitsubishi Tanabe Pharma Corp.	1,400	26,429
Nihon Kohden Corp.	500	11,260
Olympus Corp.	1,900	67,032
Ono Pharmaceutical Co. Ltd.	2,800	62,256
Otsuka Holdings Co. Ltd.	2,800	114,192
Santen Pharmaceutical Co. Ltd.	2,300	28,178
Sawai Pharmaceutical Co. Ltd.	200	10,760
Shionogi & Co. Ltd.	1,700	80,714
Ship Healthcare Holdings, Inc.	200	5,243
Sysmex Corp.	900	54,421
Taisho Pharmaceutical Holdings Co. Ltd.	300	25,697
Takeda Pharmaceutical Co. Ltd.	4,700	193,247
Terumo Corp.	1,800	63,583
Toho Holdings Co. Ltd.	400	7,779
Tsumura & Co.	400	10,865

		1,371,545

Industrials — 22.0%
Aeon Delight Co. Ltd.	100	2,756
Aica Kogyo Co. Ltd.	400	10,566
ANA Holdings, Inc.	22,000	61,263
Asahi Glass Co. Ltd.	6,000	39,124
Central Japan Railway Co.	1,000	163,939
COMSYS Holdings Corp.	500	8,579
Daifuku Co. Ltd.	600	11,637
Daikin Industries Ltd.	1,600	150,459
DMG Mori Co. Ltd. (a)	700	8,121
East Japan Railway Co.	2,300	197,128
Ebara Corp.	600	15,660
FANUC Corp.	1,200	203,309
Fuji Electric Co. Ltd.	4,000	19,729
Hankyu Hanshin Holdings, Inc.	1,500	47,589
Hanwa Co. Ltd.	1,000	6,521
Hazama Ando Corp.	1,400	9,866
Hino Motors Ltd.	1,500	15,284
Hitachi Construction Machinery Co. Ltd.	600	12,395
Hoshizaki Corp.	300	25,512
IHI Corp.*	9,000	25,038
ITOCHU Corp.	8,600	117,892
Iwatani Corp.	1,000	5,432
Japan Airlines Co. Ltd.	2,100	62,385
JGC Corp.	1,200	19,883
JTEKT Corp.	1,400	22,485
Kajima Corp.	6,000	42,231
Kanamoto Co. Ltd.	300	6,872
Kanematsu Corp.	3,000	4,976
Kawasaki Heavy Industries Ltd.	9,000	28,514
Keihan Holdings Co. Ltd.	4,000	25,556

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Keio Corp.	3,000	$24,012
Keisei Electric Railway Co. Ltd.	900	21,437
Kintetsu Group Holdings Co. Ltd.	12,000	46,549
Komatsu Ltd.	5,700	131,739
Kubota Corp.	6,000	90,965
Kumagai Gumi Co. Ltd.	2,000	5,160
Kyowa Exeo Corp.	500	7,100
Kyudenko Corp.	200	5,634
Makita Corp.	800	54,412
Marubeni Corp.	11,600	63,760
Minebea Co. Ltd.	1,900	18,909
MISUMI Group, Inc.	1,500	26,934
Mitsubishi Corp.	8,800	190,875
Mitsubishi Electric Corp.	12,700	175,712
Mitsubishi Heavy Industries Ltd.	20,000	88,955
Mitsui & Co. Ltd.	10,700	144,754
MonotaRO Co. Ltd.	400	8,576
Nabtesco Corp.	600	15,313
Nachi-Fujikoshi Corp.	1,000	3,853
Nagoya Railroad Co. Ltd.	6,000	29,541
Namura Shipbuilding Co. Ltd.	400	2,506
Nankai Electric Railway Co. Ltd.	3,000	13,770
NGK Insulators Ltd.	1,600	30,695
Nidec Corp.	1,500	134,802
Nippon Express Co. Ltd.	5,000	25,934
Nippon Steel & Sumikin Bussan Corp.	100	3,879
Nippon Yusen KK	10,000	18,605
Nishi-Nippon Railroad Co. Ltd.	2,000	8,917
NSK Ltd.	2,800	30,618
Obayashi Corp.	4,000	38,194
Odakyu Electric Railway Co. Ltd.	1,900	37,301
OSG Corp.	600	11,906
Park24 Co. Ltd.	600	17,114
Pilot Corp.	200	8,311
Sankyo Tateyama, Inc.	200	2,742
Sankyu, Inc.	2,000	11,672
Sanwa Holdings Corp.	900	8,925
Secom Co. Ltd.	1,300	94,912
Shimizu Corp.	4,000	37,000
SMC Corp.	400	114,160
Sohgo Security Services Co. Ltd.	500	20,426
Sojitz Corp.	8,000	20,361
Sotetsu Holdings, Inc.	3,000	14,770
Sumitomo Corp.	7,400	88,648
Sumitomo Heavy Industries Ltd.	4,000	24,187
Sumitomo Mitsui Construction Co. Ltd.	4,500	5,016
Tadano Ltd.	600	6,414
Taisei Corp.	7,000	50,867
Takeuchi Manufacturing Co. Ltd.	200	4,279
Temp Holdings Co. Ltd.	1,000	15,464
THK Co. Ltd.	700	15,119
Tobu Railway Co. Ltd.	6,000	28,856
Tokyu Construction Co. Ltd.	500	4,116
Tokyu Corp.	6,000	44,969
TOTO Ltd.	900	34,635
Toyota Tsusho Corp.	1,400	35,127
Tsubakimoto Chain Co.	1,000	7,899

	Number of Shares	Value
Industrials (Continued)
West Japan Railway Co.	1,100	$67,161
Yamato Holdings Co. Ltd.	2,100	42,232

		3,707,400

Information Technology — 10.6%
Alps Electric Co. Ltd.	1,100	27,735
Brother Industries Ltd.	1,400	24,033
Canon, Inc.	6,400	183,162
COLOPL, Inc.	300	2,546
COOKPAD, Inc.	100	900
DeNA Co. Ltd.	700	21,409
Dip Corp.	200	4,218
Disco Corp.	100	11,901
FUJIFILM Holdings Corp.	2,500	93,225
Fujitsu Ltd.	12,000	71,066
GMO internet, Inc.	400	5,508
Gree, Inc.	1,300	6,937
GungHo Online Entertainment, Inc.	3,400	7,579
Gurunavi, Inc.	200	4,258
Hamamatsu Photonics KK	900	23,972
Hirose Electric Co. Ltd.	200	24,029
Hitachi High-Technologies Corp.	500	19,790
Hitachi Kokusai Electric, Inc.	300	6,011
Hitachi Ltd.	29,000	155,072
Horiba Ltd.	200	8,934
Itochu Techno-Solutions Corp.	300	8,109
Kakaku.com, Inc.	700	11,027
Keyence Corp.	260	178,505
Konica Minolta, Inc.	2,900	27,792
Kyocera Corp.	2,000	95,415
Mixi, Inc.	400	13,989
Murata Manufacturing Co. Ltd.	1,300	175,984
NEC Corp.	16,000	41,845
Nexon Co. Ltd.	1,100	15,436
Nomura Research Institute Ltd.	920	31,327
NTT Data Corp.	700	34,956
Obic Co. Ltd.	400	17,658
Oki Electric Industry Co. Ltd.	500	6,766
Omron Corp.	1,400	51,850
Oracle Corp. Japan	200	10,005
Otsuka Corp.	300	14,665
Renesas Electronics Corp.*	600	4,507
Ricoh Co. Ltd.	3,700	29,907
SCREEN Holdings Co. Ltd.	200	11,971
SCSK Corp.	300	10,466
Seiko Epson Corp.	1,800	36,223
Shimadzu Corp.	2,000	30,594
TDK Corp.	700	47,242
Tokyo Electron Ltd.	800	73,544
Topcon Corp.	400	5,964
Trend Micro, Inc.	600	21,642
Yahoo Japan Corp.	8,500	31,033
Yaskawa Electric Corp.	1,500	23,103
Yokogawa Electric Corp.	1,400	19,474

		1,783,284

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Materials — 6.7%
Air Water, Inc.	1,000	$17,157
Asahi Kasei Corp.	8,000	71,438
Daicel Corp.	1,500	16,587
Daio Paper Corp.	500	5,520
Denka Co. Ltd.	3,000	13,296
DIC Corp.	500	15,512
Dowa Holdings Co. Ltd.	1,000	7,706
Hitachi Chemical Co. Ltd.	700	15,420
Hitachi Metals Ltd.	1,300	17,057
JFE Holdings, Inc.	3,400	49,831
JSR Corp.	1,400	20,224
Kansai Paint Co. Ltd.	1,300	23,902
Kobe Steel Ltd.*	2,200	20,833
Kuraray Co. Ltd.	2,100	29,820
Mitsubishi Chemical Holdings Corp.	8,400	53,041
Mitsubishi Gas Chemical Co., Inc.	1,200	18,261
Mitsubishi Materials Corp.	800	23,766
Nihon Parkerizing Co. Ltd.	600	6,972
Nippon Kayaku Co. Ltd.	1,000	11,655
Nippon Paint Holdings Co. Ltd.	1,000	31,682
Nippon Steel & Sumitomo Metal Corp.	5,600	120,556
Nissan Chemical Industries Ltd.	700	23,375
Nitto Denko Corp.	900	62,367
NOF Corp.	1,000	9,294
Oji Holdings Corp.	5,000	20,580
Shin-Etsu Chemical Co. Ltd.	2,200	163,342
Sumitomo Chemical Co. Ltd.	9,000	41,309
Sumitomo Metal Mining Co. Ltd.	3,000	40,230
Sumitomo Osaka Cement Co. Ltd.	2,000	7,091
Taiheiyo Cement Corp.	8,000	25,135
Taiyo Nippon Sanso Corp.	1,400	15,383
Toray Industries, Inc.	9,000	73,409
Tosoh Corp.	4,000	26,960
Ube Industries Ltd.	6,000	12,532
Zeon Corp.	1,000	9,013

		1,120,256

Real Estate — 4.3%
Aeon Mall Co. Ltd.	800	11,584
Daikyo, Inc.	1,000	2,124
Daito Trust Construction Co. Ltd.	500	77,998
Daiwa House Industry Co. Ltd.	4,000	114,160
Hulic Co. Ltd.	2,500	23,564
Ichigo, Inc.	1,100	4,219

	Number of Shares	Value
Real Estate (Continued)
Leopalace21 Corp.	1,400	$7,630
Mitsubishi Estate Co. Ltd.	9,000	182,101
Mitsui Fudosan Co. Ltd.	6,000	141,674
Nomura Real Estate Holdings, Inc.	800	13,003
NTT Urban Development Corp.	700	6,057
Relo Group, Inc.	100	13,779
Sumitomo Real Estate Sales Co. Ltd.	100	2,447
Sumitomo Realty & Development Co. Ltd.	3,000	83,172
Takara Leben Co. Ltd.	500	2,962
Tokyo Tatemono Co. Ltd.	1,400	18,135
Tokyu Fudosan Holdings Corp.	2,900	16,670

		721,279

Telecommunication Services — 5.0%
KDDI Corp.	7,900	207,926
Nippon Telegraph & Telephone Corp.	5,300	215,125
NTT DOCOMO, Inc.	8,800	202,652
SoftBank Group Corp.	3,700	217,951

		843,654

Utilities — 1.4%
Chubu Electric Power Co., Inc.	3,900	54,951
Electric Power Development Co. Ltd.	1,000	22,019
Osaka Gas Co. Ltd.	12,000	45,559
Toho Gas Co. Ltd.	3,000	23,854
Tohoku Electric Power Co., Inc.	3,000	35,096
Tokyo Gas Co. Ltd.	13,000	56,897

		238,376

TOTAL COMMON STOCKS (Cost $16,990,709)		16,668,545

SECURITIES LENDING COLLATERAL — 0.1%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (b)(c) (Cost $10,410)	10,410	10,410

TOTAL INVESTMENTS — 99.1% (Cost $17,001,119)†		$16,678,955
Other assets and liabilities, net — 0.9%		158,184

NET ASSETS — 100.0%		$16,837,139

*	Non-income producing security.
†	The cost for federal income tax purposes was $17,041,686. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $362,731. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $512,758 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $875,489.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $9,775, which is 0.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2016 (Unaudited)

At November 30, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
JPX-Nikkei 400 Index Futures	USD	14	$162,491	12/08/2016	$14,842

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$16,668,545	$—	$—	$16,668,545
Short-Term Investments	10,410	—	—	10,410
Derivatives (e)
Futures Contracts	14,842	—	—	14,842

TOTAL	$16,693,797	$—	$—	$16,693,797

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.1%
Consumer Discretionary — 16.6%
Aisin Seiki Co. Ltd.	199	$8,506
Asics Corp.	199	4,189
Bandai Namco Holdings, Inc.	299	8,533
Bridgestone Corp.	797	30,423
Casio Computer Co. Ltd.	299	3,907
CyberAgent, Inc.	100	2,431
Daiichikosho Co. Ltd.	100	3,903
Denso Corp.	498	21,678
Dentsu, Inc.	299	13,669
Don Quijote Holdings Co. Ltd.	250	9,560
Eagle Industry Co. Ltd.	100	1,333
Fuji Heavy Industries Ltd.	697	28,299
Hakuhodo DY Holdings, Inc.	549	6,373
Haseko Corp.	399	4,129
HIS Co. Ltd.	50	1,377
Honda Motor Co. Ltd.	1,795	52,279
Iida Group Holdings Co. Ltd.	250	4,847
Isuzu Motors Ltd.	697	8,219
J. Front Retailing Co. Ltd.	499	7,031
Koito Manufacturing Co. Ltd.	150	7,814
K’s Holdings Corp.	200	3,692
Mazda Motor Corp.	748	11,991
Mitsuba Corp.	100	1,423
NGK Spark Plug Co. Ltd.	199	4,081
NHK Spring Co. Ltd.	299	2,802
Nikon Corp.	449	6,593
Nippon Television Holdings, Inc.	299	5,086
Nissan Motor Co. Ltd.	2,938	27,132
Nissin Kogyo Co. Ltd.	200	2,937
Nitori Holdings Co. Ltd.	150	15,655
NOK Corp.	150	2,983
Oriental Land Co. Ltd.	199	11,336
Panasonic Corp.	2,640	26,860
Rakuten, Inc.	1,246	12,285
Resorttrust, Inc. (a)	150	2,904
Sanrio Co. Ltd.	200	3,521
Sekisui Chemical Co. Ltd.	600	9,083
Sekisui House Ltd.	897	14,662
Seria Co. Ltd.	50	3,592
Shimano, Inc.	50	8,212
Stanley Electric Co. Ltd.	150	4,137
Start Today Co. Ltd.	350	5,375
Sumitomo Electric Industries Ltd.	947	13,265
Sumitomo Forestry Co. Ltd.	250	3,420
Sumitomo Rubber Industries Ltd.	299	4,937
Suzuki Motor Corp.	398	12,802
Toho Co. Ltd.	150	4,307
Toyo Tire & Rubber Co. Ltd.	150	1,832
Toyoda Gosei Co. Ltd.	150	3,238
Toyota Industries Corp.	199	9,323
Toyota Motor Corp.	924	53,701
TPR Co. Ltd.	100	2,797
United Arrows Ltd.	50	1,259
USS Co. Ltd.	499	7,986
Yamaha Corp.	150	4,569
Yamaha Motor Co. Ltd.	299	6,876

	Number of Shares	Value
Consumer Discretionary (Continued)
Yokohama Rubber Co. Ltd.	150	$2,710

		547,864

Consumer Staples — 8.1%
Aeon Co. Ltd.	1,047	14,423
Ajinomoto Co., Inc.	500	9,669
Asahi Group Holdings Ltd.	498	16,202
Calbee, Inc.	150	4,674
Ci:z Holdings Co. Ltd.	50	1,294
Create SD Holdings Co. Ltd.	100	2,121
FamilyMart UNY Holdings Co. Ltd.	50	3,125
Ito En Ltd.	150	4,956
Japan Tobacco, Inc.	1,145	39,493
Kao Corp.	648	29,833
Kewpie Corp.	150	3,544
Kirin Holdings Co. Ltd.	1,096	17,852
Kusuri no Aoki Holdings Co. Ltd.	72	3,062
Lawson, Inc.	150	10,384
MEIJI Holdings Co. Ltd.	100	7,972
Nichirei Corp.	200	4,047
Nippon Suisan Kaisha Ltd.	1,000	4,493
Nissin Foods Holdings Co. Ltd.	150	7,814
Pigeon Corp.	150	3,780
Seven & i Holdings Co. Ltd.	947	36,711
Shiseido Co. Ltd.	449	11,417
Toyo Suisan Kaisha Ltd.	150	5,310
Unicharm Corp.	498	10,597
Valor Holdings Co. Ltd.	150	3,582
Welcia Holdings Co. Ltd.	50	3,116
Yakult Honsha Co. Ltd.	150	6,582

		266,053

Energy — 0.4%
Inpex Corp.	1,396	13,239

Financials — 14.3%
AEON Financial Service Co. Ltd.	150	2,496
Aozora Bank Ltd.	1,495	5,136
Chiba Bank Ltd.	495	2,934
Chugoku Bank Ltd.	199	2,689
Concordia Financial Group Ltd.	1,495	6,867
Dai-ichi Life Holdings, Inc.	1,345	21,555
Daiwa Securities Group, Inc.	1,990	11,957
Financial Products Group Co. Ltd.	200	1,596
Fukuoka Financial Group, Inc.	495	2,142
Gunma Bank Ltd.	400	2,031
Hachijuni Bank Ltd.	300	1,607
Hiroshima Bank Ltd.	495	2,181
Hitachi Capital Corp.	50	1,225
Hokuhoku Financial Group, Inc.	349	5,656
Jafco Co. Ltd.	100	3,453
Japan Exchange Group, Inc.	798	11,816
Kyushu Financial Group, Inc.	500	3,291
Matsui Securities Co. Ltd.	250	1,923
Mitsubishi UFJ Financial Group, Inc.	9,571	56,035
Mitsubishi UFJ Lease & Finance Co. Ltd.	598	2,755
Mizuho Financial Group, Inc.	32,761	58,016
MS&AD Insurance Group Holdings, Inc.	598	18,551

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Nomura Holdings, Inc.	4,700	$25,224
North Pacific Bank Ltd.	700	2,741
Okasan Securities Group, Inc.	1,000	5,743
Orient Corp.*	2,300	4,061
ORIX Corp.	1,494	23,264
Resona Holdings, Inc.	2,890	13,896
SBI Holdings, Inc.	350	4,381
Seven Bank Ltd.	897	2,556
Shinsei Bank Ltd.	2,990	4,783
Shizuoka Bank Ltd.	495	4,002
Sompo Holdings, Inc.	549	17,890
Sony Financial Holdings, Inc.	299	4,312
Sumitomo Mitsui Financial Group, Inc.	1,496	54,999
Sumitomo Mitsui Trust Holdings, Inc.	498	18,065
Suruga Bank Ltd.	299	6,735
T&D Holdings, Inc.	797	9,955
Tokai Tokyo Financial Holdings, Inc.	399	2,061
Tokio Marine Holdings, Inc.	847	36,270
Tokyo TY Financial Group, Inc.	100	3,300

		470,150

Health Care — 7.7%
Alfresa Holdings Corp.	299	4,764
Astellas Pharma, Inc.	2,490	34,377
Chugai Pharmaceutical Co. Ltd.	199	5,592
Daiichi Sankyo Co. Ltd.	797	16,594
Eisai Co. Ltd.	299	17,273
Hisamitsu Pharmaceutical Co., Inc.	50	2,404
Hoya Corp.	498	19,584
KYORIN Holdings, Inc.	50	1,050
Kyowa Hakko Kirin Co. Ltd.	500	7,133
M3, Inc.	199	5,137
Medipal Holdings Corp.	299	4,278
Mitsubishi Tanabe Pharma Corp.	299	5,622
Nihon Kohden Corp.	150	3,364
Olympus Corp.	299	10,506
Ono Pharmaceutical Co. Ltd.	550	12,180
Otsuka Holdings Co. Ltd.	498	20,228
Santen Pharmaceutical Co. Ltd.	449	5,479
Shionogi & Co. Ltd.	349	16,504
Ship Healthcare Holdings, Inc.	50	1,305
Sysmex Corp.	150	9,034
Takeda Pharmaceutical Co. Ltd.	896	36,692
Terumo Corp.	349	12,279
Toho Holdings Co. Ltd.	150	2,905
Tsumura & Co.	50	1,353

		255,637

Industrials — 22.0%
Aeon Delight Co. Ltd.	50	1,372
Aica Kogyo Co. Ltd.	150	3,947
ANA Holdings, Inc.	4,485	12,439
Asahi Glass Co. Ltd.	1,495	9,709
Central Japan Railway Co.	199	32,493
COMSYS Holdings Corp.	250	4,272
Daifuku Co. Ltd.	200	3,864
Daikin Industries Ltd.	349	32,687
DMG Mori Co. Ltd. (a)	200	2,311

	Number of Shares	Value
Industrials (Continued)
East Japan Railway Co.	449	$38,328
Ebara Corp.	100	2,600
FANUC Corp.	199	33,580
Hankyu Hanshin Holdings, Inc.	299	9,448
Hazama Ando Corp.	350	2,457
Hino Motors Ltd.	399	4,049
Hitachi Construction Machinery Co. Ltd.	150	3,086
Hoshizaki Corp.	50	4,235
IHI Corp.*	1,495	4,142
ITOCHU Corp.	1,793	24,480
Japan Airlines Co. Ltd.	400	11,835
JGC Corp.	300	4,951
JTEKT Corp.	299	4,783
Kajima Corp.	1,495	10,480
Kawasaki Heavy Industries Ltd.	1,495	4,717
Keihan Holdings Co. Ltd.	495	3,150
Keisei Electric Railway Co. Ltd.	300	7,117
Kintetsu Group Holdings Co. Ltd.	2,990	11,552
Komatsu Ltd.	1,246	28,682
Kubota Corp.	1,195	18,044
Makita Corp.	150	10,161
Marubeni Corp.	2,343	12,827
Minebea Co. Ltd.	400	3,965
MISUMI Group, Inc.	299	5,347
Mitsubishi Corp.	1,644	35,515
Mitsubishi Electric Corp.	2,490	34,312
Mitsubishi Heavy Industries Ltd.	3,485	15,438
Mitsui & Co. Ltd.	1,993	26,854
MonotaRO Co. Ltd.	100	2,135
Nabtesco Corp.	150	3,813
Nagoya Railroad Co. Ltd.	1,495	7,331
Namura Shipbuilding Co. Ltd.	200	1,248
NGK Insulators Ltd.	400	7,643
Nidec Corp.	299	26,762
Nippon Express Co. Ltd.	1,495	7,723
Nippon Yusen KK	3,000	5,559
NSK Ltd.	498	5,424
Obayashi Corp.	800	7,608
Odakyu Electric Railway Co. Ltd.	547	10,696
OSG Corp.	150	2,964
Park24 Co. Ltd.	150	4,261
Sanwa Holdings Corp.	500	4,939
Secom Co. Ltd.	299	21,742
SMC Corp.	50	14,213
Sohgo Security Services Co. Ltd.	150	6,103
Sojitz Corp.	1,794	4,548
Sumitomo Corp.	1,495	17,837
Sumitomo Heavy Industries Ltd.	495	2,981
Sumitomo Mitsui Construction Co. Ltd.	3,197	3,549
Tadano Ltd.	400	4,259
Taisei Corp.	1,495	10,820
Takeuchi Manufacturing Co. Ltd.	100	2,131
Temp Holdings Co. Ltd.	300	4,620
THK Co. Ltd.	250	5,378
Tobu Railway Co. Ltd.	1,495	7,161
Tokyu Corp.	1,495	11,160
TOTO Ltd.	100	3,833

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Toyota Tsusho Corp.	299	$7,472
West Japan Railway Co.	199	12,101
Yamato Holdings Co. Ltd.	449	8,993

		726,236

Information Technology — 9.9%
Alps Electric Co. Ltd.	250	6,278
Brother Industries Ltd.	399	6,822
Canon, Inc.	1,246	35,516
COLOPL, Inc.	100	845
COOKPAD, Inc.	100	897
DeNA Co. Ltd.	150	4,569
Dip Corp.	100	2,100
Elecom Co. Ltd.	100	1,714
FUJIFILM Holdings Corp.	598	22,210
Fujitsu Ltd.	1,990	11,738
GMO internet, Inc.	199	2,729
Gree, Inc.	700	3,720
GungHo Online Entertainment, Inc.	598	1,328
Gurunavi, Inc.	100	2,121
Hamamatsu Photonics KK	250	6,632
Hitachi High-Technologies Corp.	150	5,913
Hitachi Kokusai Electric, Inc.	100	1,995
Hitachi Ltd.	5,981	31,854
Horiba Ltd.	50	2,225
Itochu Techno-Solutions Corp.	50	1,346
Kakaku.com, Inc.	250	3,922
Konica Minolta, Inc.	798	7,617
Kyocera Corp.	349	16,583
Murata Manufacturing Co. Ltd.	199	26,831
NEC Corp.	4,000	10,419
Nexon Co. Ltd.	450	6,289
Nomura Research Institute Ltd.	165	5,596
NTT Data Corp.	150	7,460
Obic Co. Ltd.	50	2,198
Oki Electric Industry Co. Ltd.	209	2,817
Omron Corp.	299	11,029
Oracle Corp. Japan	50	2,491
Renesas Electronics Corp.*	500	3,741
Ricoh Co. Ltd.	848	6,827
Seiko Epson Corp.	399	7,997
TDK Corp.	150	10,083
Tokyo Electron Ltd.	199	18,221
Topcon Corp.	100	1,485
Trend Micro, Inc.	150	5,389
Yahoo Japan Corp.	1,694	6,160
Yaskawa Electric Corp.	399	6,121
Yokogawa Electric Corp.	399	5,528

		327,356

Materials — 6.7%
Air Water, Inc.	300	5,127
Asahi Kasei Corp.	1,495	13,296
Daicel Corp.	449	4,945
Daio Paper Corp.	300	3,299
DIC Corp.	149	4,604
Hitachi Chemical Co. Ltd.	150	3,291
Hitachi Metals Ltd.	299	3,907

	Number of Shares	Value
Materials (Continued)
JFE Holdings, Inc.	648	$9,459
JSR Corp.	299	4,302
Kansai Paint Co. Ltd. (a)	400	7,325
Kobe Steel Ltd.*	399	3,763
Kuraray Co. Ltd.	449	6,350
Mitsubishi Chemical Holdings Corp.	1,645	10,346
Mitsubishi Gas Chemical Co., Inc.	400	6,063
Mitsubishi Materials Corp.	149	4,409
Nihon Parkerizing Co. Ltd.	250	2,893
Nippon Paint Holdings Co. Ltd. (a)	199	6,279
Nippon Steel & Sumitomo Metal Corp.	1,096	23,500
Nissan Chemical Industries Ltd.	150	4,989
Nitto Denko Corp.	210	14,494
Oji Holdings Corp.	495	2,029
Shin-Etsu Chemical Co. Ltd.	449	33,203
Sumitomo Chemical Co. Ltd.	1,495	6,834
Sumitomo Metal Mining Co. Ltd.	495	6,611
Sumitomo Osaka Cement Co. Ltd.	1,000	3,531
Taiheiyo Cement Corp.	1,495	4,678
Taiyo Nippon Sanso Corp.	299	3,272
Toray Industries, Inc.	1,495	12,145
Tosoh Corp.	495	3,323
Ube Industries Ltd.	1,495	3,110

		221,377

Real Estate — 3.9%
Aeon Mall Co. Ltd.	150	2,163
Daikyo, Inc.	1,495	3,162
Daito Trust Construction Co. Ltd.	150	23,305
Daiwa House Industry Co. Ltd.	797	22,655
Hulic Co. Ltd.	598	5,614
Ichigo, Inc.	1,000	3,820
Leopalace21 Corp.	599	3,251
Mitsubishi Estate Co. Ltd.	1,495	30,127
Mitsui Fudosan Co. Ltd.	495	11,641
Nomura Real Estate Holdings, Inc.	250	4,047
NTT Urban Development Corp.	250	2,155
Sumitomo Real Estate Sales Co. Ltd.	50	1,219
Takara Leben Co. Ltd.	649	3,829
Tokyo Tatemono Co. Ltd.	500	6,451
Tokyu Fudosan Holdings Corp.	748	4,283

		127,722

Telecommunication Services — 4.9%
KDDI Corp.	1,542	40,422
Nippon Telegraph & Telephone Corp.	945	38,203
NTT DOCOMO, Inc.	1,644	37,707
SoftBank Group Corp.	748	43,884

		160,216

Utilities — 1.6%
Chubu Electric Power Co., Inc.	800	11,227
Electric Power Development Co. Ltd.	250	5,483
Osaka Gas Co. Ltd.	3,990	15,087
Tohoku Electric Power Co., Inc.	800	9,321
Tokyo Gas Co. Ltd.	2,990	13,034

		54,152

TOTAL COMMON STOCKS (Cost $3,166,458)		3,170,002

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.5%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (b)(c) (Cost $15,353)	15,353	$15,353

TOTAL INVESTMENTS — 96.6% (Cost $3,181,811)†		$3,185,355
Other assets and liabilities, net — 3.4%		113,000

NET ASSETS — 100.0%		$3,298,355

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,191,800. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $6,445. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $182,480 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $188,925.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $14,388, which is 0.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At November 30, 2016, open future contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
JPX-Nikkei 400 Index Futures	USD	6	$69,359	12/08/2016	$4,050

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	JPY	328,612,000	USD	3,129,996	$256,656
The Bank of Nova Scotia	12/5/2016	USD	2,884,257	JPY	328,612,000	(10,917)
The Bank of Nova Scotia	1/6/2017	JPY	369,693,000	USD	3,251,735	12,629
The Bank of Nova Scotia	1/6/2017	JPY	3,650,000	USD	31,967	(13)

Total net unrealized appreciation						$258,355

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$3,170,002	$—	$—	$3,170,002
Short-Term Investments	15,353	—	—	15,353
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	269,285	—	269,285
Futures Contracts	4,050	—	—	4,050

TOTAL	$3,189,405	$269,285	$—	$3,458,690

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(10,930)	$—	$(10,930)

TOTAL	$—	$(10,930)	$—	$(10,930)

(d) See Schedule of Investments for additional detailed categorizations.

(e) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Australia Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.9%
Consumer Discretionary — 2.7%
Aristocrat Leisure Ltd.	2,217	$24,557
Crown Resorts Ltd.	1,474	12,779
Domino’s Pizza Enterprises Ltd.	250	12,513
Flight Centre Travel Group Ltd.	226	5,574
Harvey Norman Holdings Ltd.	2,275	7,980
REA Group Ltd.	213	8,119
Tabcorp Holdings Ltd. (a)	3,365	11,654
Tatts Group Ltd.	5,958	18,435

		101,611

Consumer Staples — 7.4%
Coca-Cola Amatil Ltd.	2,330	16,500
Treasury Wine Estates Ltd.	3,065	24,421
Wesfarmers Ltd.	4,675	144,235
Woolworths Ltd.	5,309	89,739

		274,895

Energy — 4.6%
Caltex Australia Ltd.	1,069	23,721
Oil Search Ltd.	5,690	27,101
Origin Energy Ltd.	7,280	31,933
Santos Ltd.	6,633	19,250
Woodside Petroleum Ltd.	3,148	68,856

		170,861

Financials — 42.4%
AMP Ltd.	12,280	42,620
ASX Ltd.	804	28,890
Australia & New Zealand Banking Group Ltd.	12,154	254,983
Bank of Queensland Ltd.	1,542	12,799
Bendigo & Adelaide Bank Ltd.	1,878	16,711
Challenger Ltd.	2,324	18,277
Commonwealth Bank of Australia	7,121	413,580
Insurance Australia Group Ltd.	10,094	41,667
Macquarie Group Ltd.	1,272	78,808
Medibank Pvt Ltd.	11,434	21,953
National Australia Bank Ltd.	11,031	235,659
QBE Insurance Group Ltd.	5,693	46,959
Suncorp Group Ltd.	5,342	49,310
Westpac Banking Corp.	13,893	320,807

		1,583,023

Health Care — 6.1%
Cochlear Ltd.	238	20,862
CSL Ltd.	1,894	137,065
Healthscope Ltd.	7,059	11,728
Ramsay Health Care Ltd.	587	30,694
Sonic Healthcare Ltd.	1,640	26,401

		226,750

Industrials — 5.5%
Aurizon Holdings Ltd.	8,518	31,325
Brambles Ltd.	6,585	57,282
CIMIC Group Ltd.	400	9,104
Qantas Airways Ltd.	1,995	4,861
SEEK Ltd.	1,372	15,005
Sydney Airport (b)	4,577	21,226
Transurban Group (b)	8,481	66,010

		204,813

	Number of Shares	Value
Information Technology — 0.4%
Computershare Ltd.	1,890	$16,190

Materials — 15.5%
Alumina Ltd. (a)	10,024	12,251
Amcor Ltd.	4,808	51,056
BHP Billiton Ltd.	13,334	240,353
Boral Ltd.	4,471	16,607
Fortescue Metals Group Ltd.	6,464	28,019
Incitec Pivot Ltd.	7,005	16,294
James Hardie Industries PLC CDI	1,825	28,058
Newcrest Mining Ltd.	3,182	45,914
Orica Ltd.	1,557	19,523
Rio Tinto Ltd.	1,761	75,099
South32 Ltd.	22,103	44,232

		577,406

Real Estate — 8.6%
Dexus Property Group REIT	3,963	26,690
Goodman Group REIT	7,428	36,641
GPT Group REIT	7,361	26,309
LendLease Group (b)	2,297	23,086
Mirvac Group REIT	15,383	23,287
Scentre Group REIT	22,105	69,211
Stockland REIT	9,985	31,927
Vicinity Centres REIT	13,970	30,123
Westfield Corp. REIT	8,196	55,318

		322,592

Telecommunication Services — 2.1%
Telstra Corp. Ltd.	17,766	66,253
TPG Telecom Ltd. (a)	1,392	7,339
Vocus Communications Ltd.	2,179	6,710

		80,302

Utilities — 2.6%
AGL Energy Ltd.	2,801	43,395
APA Group (b)	4,562	26,849
AusNet Services	7,228	7,926
DUET Group (b)	9,898	17,396

		95,566

TOTAL COMMON STOCKS (Cost $3,423,202)		3,654,009

RIGHTS — 0.0%
Materials — 0.0%
Boral Ltd.*, expires 12/09/16 (Cost $0)	1,355	235

SECURITIES LENDING COLLATERAL — 0.8%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (c)(d) (Cost $31,607)	31,607	31,607

TOTAL INVESTMENTS — 98.7% (Cost $3,454,809)†		$3,685,851
Other assets and liabilities, net — 1.3%		46,856

NET ASSETS — 100.0%		$3,732,707

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Australia Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,512,425. At November 30, 2016, net unrealized appreciation for all securities based on tax cost was $173,426. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $301,956 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $128,530.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $29,676, which is 0.8% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	AUD	4,759,000	USD	3,618,173	$104,370
The Bank of Nova Scotia	12/5/2016	USD	7,646	AUD	10,000	(262)
The Bank of Nova Scotia	12/5/2016	USD	3,508,527	AUD	4,749,000	(2,108)
The Bank of Nova Scotia	1/5/2017	AUD	5,033,000	USD	3,715,399	2,307
The Bank of Nova Scotia	1/5/2017	USD	14,760	AUD	20,000	(5)

Total net unrealized appreciation						$104,302

Currency Abbreviations

AUD	Australian Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$3,654,009	$—	$—	$3,654,009
Rights	235	—	—	235
Short-Term Investments	31,607	—	—	31,607
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	106,677	—	106,677

TOTAL	$3,685,851	$106,677	$—	$3,792,528

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(2,375)	$—	$(2,375)

TOTAL	$—	$(2,375)	$—	$(2,375)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.6%
Australia — 6.4%
Adelaide Brighton Ltd.	887	$3,354
ALS Ltd.	859	3,876
Ansell Ltd.	254	4,237
APN Outdoor Group Ltd.	719	2,835
Australian Pharmaceutical Industries Ltd.	1,267	1,782
AWE Ltd.*	1,936	858
Bapcor Ltd.	1,065	3,909
Blackmores Ltd. (a)	24	2,105
BlueScope Steel Ltd.	878	5,848
BT Investment Management Ltd.	223	1,808
BWP Trust REIT	822	1,766
carsales.com Ltd.	516	4,012
Charter Hall Group REIT	518	1,729
Charter Hall Retail REIT	732	2,297
Cleanaway Waste Management Ltd.	1,938	1,581
Cromwell Property Group REIT	1,572	1,068
CSR Ltd.	1,151	3,459
Downer EDI Ltd.	1,079	4,518
DuluxGroup Ltd.	820	3,548
Evolution Mining Ltd.	1,784	2,536
Fairfax Media Ltd.	4,953	2,944
GrainCorp Ltd., Class A	387	2,475
Iluka Resources Ltd.	517	2,336
Independence Group NL	290	919
Investa Office Fund REIT	606	1,973
InvoCare Ltd.	358	3,413
IOOF Holdings Ltd. (a)	337	2,178
IRESS Ltd.	436	3,715
JB Hi-Fi Ltd.	261	5,335
Karoon Gas Australia Ltd.*	976	1,341
Link Administration Holdings Ltd.	400	2,212
Liquefied Natural Gas Ltd.*	1,841	836
Macquarie Atlas Roads Group (b)	1,105	3,835
Magellan Financial Group Ltd.	201	3,387
Mayne Pharma Group Ltd.*	2,266	2,669
Metcash Ltd.*	2,339	3,558
Mineral Resources Ltd.	259	2,404
Northern Star Resources Ltd.	938	2,487
Nufarm Ltd.	227	1,432
Orocobre Ltd.*(a)	587	1,951
Orora Ltd.	2,200	4,500
OZ Minerals Ltd.	575	3,342
Perpetual Ltd.	83	2,916
Primary Health Care Ltd.	1,076	2,916
Qube Holdings Ltd.	1,411	2,459
Regis Resources Ltd.	979	2,060
Saracen Mineral Holdings Ltd.*	1,871	1,319
Shopping Centres Australasia Property Group REIT	1,508	2,361
Sirtex Medical Ltd.	109	2,223
Spark Infrastructure Group (b)	2,444	4,061
Spotless Group Holdings Ltd.	2,398	1,629
St Barbara Ltd.*	1,212	1,978
Star Entertainment Group Ltd.	1,309	5,104
Steadfast Group Ltd.	927	1,417
Super Retail Group Ltd.	424	3,009

	Number of Shares	Value
Australia (Continued)
Syrah Resources Ltd.*	531	$1,094
Whitehaven Coal Ltd.*	1,191	2,419
WorleyParsons Ltd.*	252	1,610

		154,943

Austria — 0.9%
ams AG	97	2,843
BUWOG AG*	151	3,509
CA Immobilien Anlagen AG*	142	2,588
DO & CO AG	19	1,146
IMMOFINANZ AG*	1,076	2,240
Oesterreichische Post AG*	79	2,559
S IMMO AG*	237	2,502
UNIQA Insurance Group AG	257	1,768
Wienerberger AG	210	3,718

		22,873

Belgium — 2.0%
Ackermans & van Haaren NV	23	3,015
AGFA-Gevaert NV*	558	2,555
Befimmo SA REIT	49	2,721
Bekaert SA	74	3,086
bpost SA	140	3,146
Cie d’Entreprises CFE	17	1,730
Cofinimmo SA REIT	31	3,423
D’ieteren SA/NV	64	2,520
Elia System Operator SA/NV	73	3,604
Euronav NV	230	1,718
Galapagos NV*	59	3,506
Ion Beam Applications	48	2,063
KBC Ancora*	58	2,249
Melexis NV	37	2,318
Ontex Group NV	128	3,474
Sofina SA	20	2,693
Tessenderlo Chemie NV*	63	2,164
Warehouses De Pauw CVA REIT	43	3,691

		49,676

Bermuda — 0.2%
Hiscox Ltd.	293	3,838

Denmark — 1.7%
Ambu A/S, Class B	43	1,663
Bavarian Nordic A/S*	56	1,815
Dfds A/S	57	2,346
FLSmidth & Co A/S	73	2,993
GN Store Nord A/S	235	4,586
Jyske Bank A/S	87	3,797
NKT Holding A/S	57	3,881
Rockwool International A/S, Class B (a)	17	2,741
Royal Unibrew A/S	98	3,862
SimCorp A/S	73	3,470
Spar Nord Bank A/S	274	2,869
Sydbank A/S (a)	115	3,383
Topdanmark A/S*	111	2,813

		40,219

Faroe Islands — 0.2%
Bakkafrost P/F	107	4,512

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Finland — 1.5%
Amer Sports OYJ	130	$3,466
Atria OYJ	132	1,539
Cargotec OYJ, Class B	60	2,427
Caverion Corp.	228	1,573
Citycon OYJ	347	799
Huhtamaki OYJ	118	4,440
Kemira OYJ	177	2,148
Kesko OYJ, Class B	78	3,841
Konecranes OYJ	89	3,069
Metsa Board OYJ	280	1,818
Outokumpu OYJ*	387	2,990
Outotec OYJ*	338	1,798
Sanoma OYJ	110	891
Stockmann OYJ Abp, Class B*	88	583
Tieto OYJ	74	1,878
Valmet OYJ	222	3,390

		36,650

France — 3.7%
ABC arbitrage	460	3,681
Alten SA	68	4,660
Altran Technologies SA*	268	3,417
Axway Software SA	34	1,041
Cie des Alpes	64	1,201
Cie Plastic Omnium SA	104	3,167
Coface SA	82	482
DBV Technologies SA*	31	2,254
Elior Group, 144A	128	2,656
Elis SA	150	2,332
Euler Hermes Group	9	756
Faurecia	103	3,692
Gaztransport Et Technigaz SA	61	2,073
Groupe Fnac SA*	11	798
Havas SA	229	1,848
Ipsen SA	50	3,389
Korian SA	72	1,880
Mercialys SA REIT	122	2,380
Metropole Television SA	126	2,150
Neopost SA	79	2,339
Nexans SA*	60	3,132
Nexity SA*	71	3,282
Orpea (a)	48	3,709
Pierre & Vacances SA*	16	663
Rubis SCA	56	4,575
Sartorius Stedim Biotech	33	2,104
Sopra Steria Group	27	2,705
SPIE SA	93	1,719
SRP Groupe SA, 144A*	56	1,009
Technicolor SA	553	2,725
Teleperformance	75	7,324
Television Francaise 1	189	1,733
Ubisoft Entertainment SA*	136	4,733
Vallourec SA*	368	2,075
Vicat SA	32	1,852
Virbac SA*	9	1,222

		90,758

	Number of Shares	Value
Georgia — 0.1%
BGEO Group PLC	79	$2,925

Germany — 5.4%
Aareal Bank AG	108	3,833
alstria office REIT-AG REIT*	201	2,458
AURELIUS Equity Opportunities SE & Co KGaA (a)	59	3,402
Aurubis AG	43	2,277
Bechtle AG	36	3,353
bet-at-home.com AG	24	2,146
Bijou Brigitte AG	21	1,192
Bilfinger SE*	64	2,418
Biotest AG	29	484
Carl Zeiss Meditec AG	41	1,404
CTS Eventim AG & Co. KGaA	61	1,817
Deutsche EuroShop AG	63	2,454
Deutsche Pfandbriefbank AG, 144A	133	1,380
DMG Mori AG	74	3,274
Drillisch AG	95	3,659
Duerr AG	42	3,353
Freenet AG	182	4,643
Gerresheimer AG	55	4,013
Grammer AG	15	744
GRENKE AG	11	1,601
Indus Holding AG	65	3,559
KION Group AG	86	4,875
Koenig & Bauer AG*	32	1,429
Krones AG	20	1,813
KUKA AG	38	3,551
LEG Immobilien AG*	77	5,835
Leoni AG	66	2,087
MorphoSys AG*(a)	47	2,092
MTU Aero Engines AG	58	6,096
Nordex SE*(a)	122	2,512
Norma Group SE	73	2,889
Rational AG	4	1,761
Rheinmetall AG	69	4,922
RHOEN-KLINIKUM AG	102	2,695
Salzgitter AG	61	1,993
Software AG	89	3,139
STADA Arzneimittel AG	97	4,738
Stroeer SE & Co KGaA	49	1,858
Suedzucker AG	123	2,759
TAG Immobilien AG	237	2,969
TLG Immobilien AG	221	3,982
Uniper SE*	200	2,492
Wacker Chemie AG	23	2,031
Wincor Nixdorf AG*	35	2,428
Wirecard AG (a)	152	6,781

		131,191

Hong Kong — 2.5%
Brightoil Petroleum Holdings Ltd.*	6,070	1,831
Cafe de Coral Holdings Ltd.	1,036	3,727
Champion REIT	2,679	1,523
China Strategic Holdings Ltd.*	74,081	1,738
Chow Sang Sang Holdings International Ltd.	423	790

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Dah Sing Financial Holdings Ltd.	359	$2,404
Digital Domain Holdings Ltd.*	25,202	1,982
Emperor Entertainment Hotel Ltd.	3,008	752
Esprit Holdings Ltd.*	3,491	2,858
Freeman FinTech Corp. Ltd.*	13,520	863
Global Brands Group Holding Ltd.*	16,064	2,506
Haitong International Securities Group Ltd.	2,000	1,377
HKBN Ltd.	2,214	2,509
Hopewell Holdings Ltd.	1,149	4,192
Hybrid Kinetic Group Ltd.*	43,263	987
Johnson Electric Holdings Ltd.	961	2,781
Landing International Development Ltd.*	54,777	1,349
Luk Fook Holdings International Ltd.	455	1,317
Man Wah Holdings Ltd.	2,954	2,060
Melco International Development Ltd.	1,564	2,516
NewOcean Energy Holdings Ltd.	4,401	1,203
Noble Group Ltd.*	11,500	1,276
Orient Overseas International Ltd.	331	1,321
Pacific Textiles Holdings Ltd.	1,975	2,299
Regina Miracle International Holdings Ltd., 144A	687	676
SUNeVision Holdings Ltd.	2,398	1,132
Television Broadcasts Ltd.	706	2,517
Town Health International Medical Group Ltd.	8,362	1,348
Value Partners Group Ltd.	1,749	1,581
VTech Holdings Ltd.	304	3,923
Xinyi Glass Holdings Ltd.*	4,105	3,059

		60,397

Ireland — 1.3%
C&C Group PLC	741	2,732
COSMO Pharmaceuticals NV	8	1,372
Glanbia PLC	229	3,880
Grafton Group PLC	341	2,261
Greencore Group PLC	712	2,592
Hibernia REIT PLC REIT	1,745	2,160
Irish Continental Group PLC	368	1,630
Kingspan Group PLC	180	4,808
Smurfit Kappa Group PLC	271	6,175
UDG Healthcare PLC	395	3,250

		30,860

Isle of Man — 0.2%
GVC Holdings PLC*	354	2,888
Paysafe Group PLC*	650	3,156

		6,044

Isle Of Man — 0.1%
Playtech PLC	299	3,214

Israel — 1.1%
Caesarstone Ltd.*	32	871
Cellcom Israel Ltd.*	294	2,399
CyberArk Software Ltd.*	29	1,479
El Al Israel Airlines	1,933	1,574
Gazit-Globe Ltd.	362	3,284
Israel Discount Bank Ltd., Class A*	2,506	5,115

	Number of Shares	Value
Israel (Continued)
Ituran Location and Control Ltd.	55	$1,372
Orbotech Ltd.*	83	2,629
Partner Communications Co. Ltd.*	443	2,185
Paz Oil Co. Ltd.	9	1,501
Tower Semiconductor Ltd.*	152	2,749
Wix.com Ltd.*	28	1,386

		26,544

Italy — 3.5%
A2A SpA	2,734	3,260
Anima Holding SpA, 144A	439	2,159
Ansaldo STS SpA	443	4,949
Autogrill SpA	277	2,281
Azimut Holding SpA (a)	185	2,761
Banca Carige SpA*(a)	2,595	706
Banca Generali SpA	90	1,893
Banca Mediolanum SpA	253	1,638
Banca Monte dei Paschi di Siena SpA*	49	1,116
Banca Popolare dell’Emilia Romagna SC	717	2,880
Banca Popolare di Milano Scarl	6,308	2,044
Banca Popolare di Sondrio SCPA	851	2,695
Banco Popolare SC	963	1,980
Brembo SpA	63	3,612
Buzzi Unicem SpA	130	2,762
Cerved Information Solutions SpA	236	1,907
Credito Valtellinese SC	2,918	902
Davide Campari-Milano SpA	472	4,552
De’ Longhi SpA	96	2,135
DiaSorin SpA	45	2,428
Ei Towers SpA*	56	2,547
FinecoBank Banca Fineco SpA	466	2,410
Hera SpA	1,270	2,631
Interpump Group SpA	196	3,155
Italgas SpA*	500	1,789
Mediaset SpA	1,090	2,641
Moncler SpA	195	3,170
Recordati SpA	148	4,030
Salini Impregilo SpA	533	1,471
Salvatore Ferragamo SpA (a)	84	1,808
Societa Cattolica di Assicurazioni SCRL	341	1,921
Tod’s SpA	30	1,717
Unione di Banche Italiane SpA	1,012	2,261
Unipol Gruppo Finanziario SpA	709	2,191
Yoox Net-A-Porter Group SpA*	99	2,678

		85,080

Japan — 31.7%
Activia Properties, Inc. REIT	1	4,397
Adastria Co. Ltd.	100	2,823
ADEKA Corp.	300	4,036
Advance Residence Investment Corp. REIT	2	5,038
Advantest Corp.	200	2,711
Adways, Inc.	400	1,731
AEON REIT Investment Corp. REIT	3	3,220
Aica Kogyo Co. Ltd.	200	5,262
Aiful Corp.*	800	2,468
Anritsu Corp.	700	3,543
Aoyama Trading Co. Ltd.	100	3,396

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Ardepro Co. Ltd.	4,100	$4,014
Asahi Intecc Co. Ltd.	100	3,885
Autobacs Seven Co. Ltd.	300	4,353
Awa Bank Ltd.	1,000	5,891
Azbil Corp.	200	5,419
Broadleaf Co. Ltd.	300	3,574
Capcom Co. Ltd.	200	4,367
Citizen Watch Co. Ltd.	300	1,833
Coca-Cola East Japan Co. Ltd.	200	4,225
Coca-Cola West Co. Ltd.	200	5,664
COMSYS Holdings Corp.	300	5,127
COOKPAD, Inc.	200	1,794
CyberAgent, Inc.	200	4,862
Daido Steel Co. Ltd.	1,000	4,099
Daifuku Co. Ltd.	300	5,795
Daiichikosho Co. Ltd.	100	3,903
Daishi Bank Ltd.	1,000	4,196
Daisyo Corp.	100	1,350
Denka Co. Ltd.	1,000	4,414
DIC Corp.	200	6,180
DMG Mori Co. Ltd.	300	3,467
Ebara Corp.	200	5,199
Ezaki Glico Co. Ltd.	100	4,676
Frontier Real Estate Investment Corp. REIT	1	4,449
Fujikura Ltd.	1,000	5,393
Fukuoka REIT Corp. REIT	3	4,791
Funai Electric Co. Ltd.	200	1,650
Funai Soken Holdings, Inc.	200	3,108
Furukawa Electric Co. Ltd.	200	6,180
Glory Ltd.	200	6,529
GLP J-REIT REIT	3	3,364
GMO internet, Inc.	200	2,743
GS Yuasa Corp.	1,000	4,030
Gunma Bank Ltd.	400	2,031
H2O Retailing Corp.	200	2,991
Haseko Corp.	500	5,175
Hazama Ando Corp.	600	4,211
Heiwa Corp.	200	4,302
HIS Co. Ltd.	100	2,753
Hitachi Capital Corp.	100	2,449
Hokkaido Electric Power Co., Inc.	500	3,627
Hokkoku Bank Ltd.	1,000	3,470
Hokuhoku Financial Group, Inc.	100	1,621
Horiba Ltd.	100	4,449
Hosiden Corp.	400	3,269
House Foods Group, Inc.	200	4,010
Hulic Reit, Inc. REIT	1	1,625
Hyakugo Bank Ltd.	1,000	3,811
Ibiden Co. Ltd.	100	1,358
IDOM, Inc.	100	496
Industrial & Infrastructure Fund Investment Corp. REIT	1	4,624
Ines Corp.	400	4,140
Invincible Investment Corp. REIT	7	3,488
Ito En Ltd.	200	6,608
Itochu Techno-Solutions Corp.	100	2,692
Itoham Yonekyu Holdings, Inc.*	200	1,745

	Number of Shares	Value
Japan (Continued)
Iwatani Corp.	1,000	$5,411
Iyo Bank Ltd.	300	1,925
Izumi Co. Ltd.	100	4,379
Jafco Co. Ltd.	100	3,453
Japan Display, Inc.*	1,000	2,316
Japan Excellent, Inc. REIT	3	3,739
Japan Hotel REIT Investment Corp. REIT	5	3,479
Japan Logistics Fund, Inc. REIT	2	3,937
Japan Petroleum Exploration Co. Ltd.	100	2,034
Japan Rental Housing Investments, Inc. REIT	6	4,301
Japan Steel Works Ltd.	200	3,554
Juroku Bank Ltd.	1,000	3,208
JVC Kenwood Corp.	900	2,502
Kagome Co. Ltd.	200	4,697
Kaken Pharmaceutical Co. Ltd.	50	2,657
Kawasaki Kisen Kaisha Ltd.	2,000	4,388
Keiyo Bank Ltd.	1,000	4,266
Keiyo Co. Ltd.	500	2,369
Kenedix Office Investment Corp. REIT	1	5,332
Kewpie Corp.	200	4,725
Kinden Corp.	300	3,784
Kiyo Bank Ltd.	300	4,563
Kobayashi Pharmaceutical Co. Ltd.	100	4,379
K’s Holdings Corp.	300	5,538
Kumagai Gumi Co. Ltd.	1,000	2,570
Kyowa Exeo Corp.	100	1,414
Laox Co. Ltd.*	200	1,316
Leopalace21 Corp.	600	3,257
Lintec Corp.	200	4,239
Matsui Securities Co. Ltd.	400	3,077
Matsumotokiyoshi Holdings Co. Ltd.	100	4,773
Matsuya Foods Co. Ltd.	100	3,042
Megmilk Snow Brand Co. Ltd.	100	2,797
Meitec Corp.	100	3,754
Mitsubishi Paper Mills Ltd.*	500	3,278
Mitsui Engineering & Shipbuilding Co. Ltd.	3,000	4,301
Mitsui High-Tec, Inc.	600	3,566
Mitsui Mining & Smelting Co. Ltd.	1,000	2,325
Mitsumi Electric Co. Ltd.*	400	2,329
Miura Co. Ltd.	100	1,509
MonotaRO Co. Ltd.	100	2,135
Mori Hills REIT Investment Corp. REIT	3	3,965
Mori Trust Sogo Reit, Inc. REIT (a)	2	3,010
Musashino Bank Ltd.	100	2,679
Nagase & Co. Ltd.	400	5,014
Nankai Electric Railway Co. Ltd.	1,000	4,571
NHK Spring Co. Ltd.	200	1,874
Nichi-iko Pharmaceutical Co. Ltd.	100	1,382
Nichirei Corp.	100	2,024
Nifco, Inc.	100	5,489
Nihon Kohden Corp.	200	4,486
Nihon M&A Center, Inc.	200	5,454
Nikkon Holdings Co. Ltd.	300	6,272
Nippon Accommodations Fund, Inc. REIT	1	4,126
Nippon Kayaku Co. Ltd.	300	3,482
Nippon Light Metal Holdings Co. Ltd.	600	1,337

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nippon Paper Industries Co. Ltd.	200	$3,458
Nippon Shinyaku Co. Ltd.	100	4,650
Nippon Suisan Kaisha Ltd.	600	2,696
Nipro Corp.	500	5,498
Nishimatsu Construction Co. Ltd.	1,000	4,912
Nishi-Nippon Financial Holdings, Inc.*	200	1,879
Nishi-Nippon Railroad Co. Ltd.	1,000	4,440
Nissan Shatai Co. Ltd.	300	2,961
Nisshin Steel Co. Ltd.	100	1,281
Nisshinbo Holdings, Inc.	300	2,905
North Pacific Bank Ltd.	900	3,524
NTN Corp.	1,000	3,750
Ogaki Kyoritsu Bank Ltd.	1,000	3,593
Okamoto Industries, Inc.	100	934
Oki Electric Industry Co. Ltd.	100	1,348
OncoTherapy Science, Inc.*	600	1,379
Orix JREIT, Inc. REIT	3	4,539
OSG Corp.	200	3,953
Penta-Ocean Construction Co. Ltd.	1,000	4,904
Pigeon Corp.	200	5,040
Pilot Corp.	100	4,139
Premier Investment Corp. REIT	4	4,724
Proto Corp.	100	1,137
Qol Co. Ltd.	200	2,559
Resorttrust, Inc. (a)	200	3,872
Rohto Pharmaceutical Co. Ltd.	200	2,825
Sangetsu Corp.	200	3,491
San-In Godo Bank Ltd.	200	1,526
Sankyu, Inc.	1,000	5,813
Sanwa Holdings Corp.	500	4,939
Sapporo Holdings Ltd.	200	5,262
Sawai Pharmaceutical Co. Ltd.	50	2,679
SCREEN Holdings Co. Ltd.	60	3,577
SCSK Corp.	100	3,475
Seino Holdings Co. Ltd.	400	4,444
Sekisui House SI Residential Investment Corp. REIT	4	4,259
Senshu Ikeda Holdings, Inc.	1,300	5,613
Shiga Bank Ltd.	1,000	5,210
Shikoku Electric Power Co., Inc.	200	1,907
Shimachu Co. Ltd.	200	5,159
Shinko Plantech Co. Ltd.	500	3,527
Ship Healthcare Holdings, Inc.	100	2,611
Showa Denko KK	200	2,699
Skylark Co. Ltd.	300	4,196
Sojitz Corp.	2,400	6,084
Square Enix Holdings Co. Ltd.	200	5,040
Sugi Holdings Co. Ltd.	100	4,668
Sumco Corp.	400	4,381
Sumitomo Forestry Co. Ltd.	300	4,104
Sumitomo Mitsui Construction Co. Ltd.	5,400	5,994
Sumitomo Osaka Cement Co. Ltd.	1,000	3,531
Taiyo Yuden Co. Ltd.	300	3,265
Takara Holdings, Inc.	500	4,550
Temp Holdings Co. Ltd.	300	4,620
TIS, Inc.	200	4,204
Toda Corp.	1,000	5,603

	Number of Shares	Value
Japan (Continued)
Toho Holdings Co. Ltd.	100	$1,937
Tokai Rika Co. Ltd.	200	3,921
Tokai Tokyo Financial Holdings, Inc.	700	3,616
Tokuyama Corp.*	1,000	3,925
Tokyo Century Corp.	100	3,230
Tokyo Ohka Kogyo Co. Ltd.	100	3,343
Tokyu REIT, Inc. REIT	4	4,958
Tomy Co. Ltd.	100	1,017
Topcon Corp.	200	2,970
Tosoh Corp.	1,000	6,713
Toyo Corp./Chuo-ku	400	3,339
Toyo Kanetsu KK	1,300	4,023
Toyo Tire & Rubber Co. Ltd.	200	2,442
Toyobo Co. Ltd.	3,000	4,510
Toyota Boshoku Corp.	200	4,547
TS Tech Co. Ltd.	200	5,271
Tsukui Corp.	600	3,760
Tsumura & Co.	200	5,411
Tsutsumi Jewelry Co. Ltd.	100	1,586
Ube Industries Ltd.	3,000	6,241
Ulvac, Inc.	100	3,002
Usen Corp.	500	1,503
Ushio, Inc.	300	3,616
Valor Holdings Co. Ltd.	200	4,776
Wacoal Holdings Corp.	100	1,160
W-Scope Corp.	100	1,659
Yamato Kogyo Co. Ltd.	100	2,841
Yokohama Reito Co. Ltd.	600	5,454
Zenkoku Hosho Co. Ltd.	100	3,387
Zensho Holdings Co. Ltd.	100	1,710
Zeon Corp.	200	1,795

		770,871

Jersey Island — 0.3%
Centamin PLC	1,590	2,584
Phoenix Group Holdings	414	3,673

		6,257

Luxembourg — 0.4%
APERAM SA	70	3,135
B&M European Value Retail SA	827	2,577
Grand City Properties SA	154	2,572
Regus PLC	880	2,565

		10,849

Malta — 0.1%
Unibet Group PLC SDR	393	3,375

Netherlands — 2.2%
Aalberts Industries NV	126	3,839
Accell Group	46	978
Arcadis NV	128	1,487
ASM International NV	70	2,973
Asr Nederland NV*	65	1,360
BE Semiconductor Industries NV	42	1,394
Corbion NV	121	3,001
Delta Lloyd NV	570	3,282
Eurocommercial Properties NV	69	2,469

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
Euronext NV, 144A	90	$3,510
Fugro NV*	102	1,677
IMCD Group NV	88	3,560
InterXion Holding NV*	83	2,835
Koninklijke BAM Groep NV	465	2,011
OCI NV*	92	1,338
PostNL NV*	801	3,948
SBM Offshore NV (a)	260	3,752
TKH Group NV	71	2,630
TomTom NV*	193	1,547
Wereldhave NV REIT	55	2,297
Wessanen	257	3,085

		52,973

New Zealand — 1.5%
a2 Milk Co. Ltd.*	1,800	3,136
Air New Zealand Ltd.	2,095	3,205
Chorus Ltd.	499	1,392
Fisher & Paykel Healthcare Corp. Ltd.	988	5,724
Infratil Ltd.	2,185	4,317
Kiwi Property Group Ltd.	4,951	5,119
SKY Network Television Ltd.	1,165	3,952
SKYCITY Entertainment Group Ltd.	1,820	5,091
Trade Me Group Ltd.	485	1,635
Z Energy Ltd.	425	2,122

		35,693

Norway — 1.3%
Aker ASA, Class A	27	1,005
Aker BP ASA	206	3,349
Aker Solutions ASA*	380	1,709
DNO ASA*	1,581	1,374
Entra ASA, 144A	137	1,416
Europris ASA, 144A*	363	1,548
Frontline Ltd.	152	1,089
Kongsberg Automotive ASA*	1,347	910
Leroy Seafood Group ASA	36	1,996
Norwegian Air Shuttle ASA*(a)	65	2,032
Opera Software ASA*	184	1,275
Petroleum Geo-Services ASA*(a)	544	1,591
Salmar ASA	50	1,568
Storebrand ASA*	856	4,474
TGS Nopec Geophysical Co ASA	195	3,832
XXL ASA, 144A	142	1,685

		30,853

Portugal — 0.3%
Banco Comercial Portugues SA, Class R*	925	1,157
CTT-Correios de Portugal SA	428	2,665
NOS SGPS SA	322	1,825
Sonae SGPS SA	2,020	1,702

		7,349

Russia — 0.1%
Evraz PLC*	439	1,317

Singapore — 1.5%
Ascendas India Trust	2,600	1,905
Chip Eng Seng Corp. Ltd.	7,500	3,270

	Number of Shares	Value
Singapore (Continued)
k1 Ventures Ltd.	1,100	$695
Keppel REIT	4,600	3,418
Mapletree Commercial Trust REIT	3,800	3,831
Mapletree Greater China Commercial Trust REIT	5,600	3,770
Mapletree Industrial Trust REIT	3,800	4,348
Mapletree Logistics Trust REIT	4,600	3,257
Midas Holdings Ltd.	11,500	1,805
Singapore Post Ltd.	3,200	3,304
Venture Corp. Ltd.	900	6,097
Ying Li International Real Estate Ltd.*	4,800	509

		36,209

South Africa — 0.1%
Petra Diamonds Ltd.*	1,003	2,068

Spain — 2.4%
Acciona SA	40	2,715
Acerinox SA	245	3,077
Almirall SA	117	1,725
Applus Services SA	272	2,650
Atresmedia Corp. de Medios de Comunicacion SA	124	1,280
Bolsas y Mercados Espanoles SHMSF SA	117	3,560
Cellnex Telecom SA, 144A	200	2,802
Ebro Foods SA	152	3,080
Fomento de Construcciones y Contratas SA*(a)	280	2,315
Gamesa Corp. Tecnologica SA	316	6,563
Grupo Catalana Occidente SA	36	1,081
Hispania Activos Inmobiliarios SOCIMI SA REIT	240	2,760
Indra Sistemas SA*	219	2,263
Inmobiliaria Colonial SA	376	2,521
Mediaset Espana Comunicacion SA	203	2,084
Melia Hotels International SA	146	1,650
Merlin Properties Socimi SA REIT	281	2,832
NH Hotel Group SA*	386	1,497
Papeles y Cartones de Europa SA	150	793
Prosegur Cia de Seguridad SA	342	2,124
Realia Business SA*	1,363	1,264
Sacyr SA*	831	1,735
Tecnicas Reunidas SA	72	2,651
Tubacex SA	228	644
Viscofan SA	83	4,003

		59,669

Sweden — 4.7%
AAK AB	57	3,492
Axfood AB	118	1,720
Betsson AB*	205	2,004
BillerudKorsnas AB	229	3,804
BioGaia AB, Class B	18	555
Bonava AB, Class B*	134	1,749
Castellum AB	258	3,402
Com Hem Holding AB	329	2,938
Dometic Group AB, 144A*	223	1,590
Dustin Group AB, 144A	148	975

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Elekta AB, Class B	477	$3,941
Evolution Gaming Group AB, 144A	55	1,574
Fabege AB	178	2,814
Fastighets AB Balder, Class B*	137	2,846
Fingerprint Cards AB, Class B*	461	3,996
Hemfosa Fastigheter AB	216	1,985
Hexpol AB	336	2,816
Holmen AB, Class B	91	3,076
Hufvudstaden AB, Class A	151	2,299
Indutrade AB	204	3,827
Intrum Justitia AB	123	3,725
Investment AB Oresund	166	2,763
JM AB	108	2,936
Kungsleden AB	335	2,052
Lifco AB, Class B	53	1,261
Loomis AB, Class B	117	3,095
Modern Times Group MTG AB, Class B	100	2,642
NCC AB, Class B	143	3,416
NetEnt AB*	336	2,479
New Wave Group AB, Class B	141	718
Nibe Industrier AB, Class B	603	4,475
Nobia AB	181	1,490
Peab AB	364	2,810
Ratos AB, Class B	412	1,702
RaySearch Laboratories AB	28	565
Saab AB, Class B	121	4,492
SkiStar AB	65	1,149
SSAB AB, Class A*	355	1,372
SSAB AB, Class B*	700	2,273
Sweco AB, Class B	87	1,698
Swedish Orphan Biovitrum AB*	210	2,222
Thule Group AB, 144A	111	1,550
Trelleborg AB, Class B	274	5,006
Vitrolife AB	17	684
Wallenstam AB, Class B	294	2,139
Wihlborgs Fastigheter AB	183	3,325

		113,442

Switzerland — 4.7%
Allreal Holding AG*	24	3,496
Banque Cantonale Vaudoise	4	2,488
Basilea Pharmaceutica AG*	29	1,957
Bucher Industries AG	17	3,909
Burckhardt Compression Holding AG	8	1,930
Cembra Money Bank AG*	72	5,322
Clariant AG*	344	5,559
Daetwyler Holding AG	10	1,266
dormakaba Holding AG*	6	4,335
Emmi AG*	3	1,738
Flughafen Zuerich AG	35	6,025
Forbo Holding AG*	2	2,579
GAM Holding AG*	291	2,845
Gategroup Holding AG*	50	2,562
Georg Fischer AG	7	5,990
Helvetia Holding AG	6	3,119
Leonteq AG*	22	1,123
Logitech International SA	273	6,726
Mobimo Holding AG*	17	4,088

	Number of Shares	Value
Switzerland (Continued)
OC Oerlikon Corp. AG*	370	$3,432
Oriflame Holding AG*	87	2,215
Panalpina Welttransport Holding AG (a)	26	3,240
PSP Swiss Property AG	53	4,567
SFS Group AG*	42	3,239
Straumann Holding AG	16	5,736
Sulzer AG	17	1,739
Sunrise Communications Group AG, 144A*	61	3,801
Tecan Group AG	22	3,477
Temenos Group AG*	91	6,301
u-blox AG*	14	2,583
Valiant Holding AG	36	3,447
VAT Group AG, 144A*	18	1,407
Vontobel Holding AG	56	2,831

		115,072

United Kingdom — 16.4%
AA PLC	811	2,696
Abcam PLC	309	3,203
Acacia Mining PLC	239	1,187
Aggreko PLC	303	3,099
Allied Minds PLC*	341	1,602
Amec Foster Wheeler PLC	511	2,788
Ashmore Group PLC	608	2,085
ASOS PLC*	76	4,799
Assura PLC REIT	2,014	1,443
AVEVA Group PLC	96	2,038
Balfour Beatty PLC	1,064	3,564
BBA Aviation PLC	1,293	4,244
Beazley PLC	592	2,822
Bellway PLC	149	4,553
Berendsen PLC	213	2,360
Big Yellow Group PLC REIT	220	1,829
Bodycote PLC	362	2,595
boohoo.com PLC*	1,720	2,690
Booker Group PLC	2,108	4,547
Bovis Homes Group PLC	198	2,014
Brewin Dolphin Holdings PLC	640	2,301
Britvic PLC	409	2,925
BTG PLC*	506	3,701
Cairn Energy PLC*	954	2,500
Capital & Counties Properties PLC	623	2,215
Card Factory PLC	683	2,174
Carillion PLC	686	2,118
Cineworld Group PLC	245	1,669
Clinigen Group PLC	216	2,041
Close Brothers Group PLC	212	3,615
Countrywide PLC	406	870
Crest Nicholson Holdings PLC	362	1,982
CYBG PLC*	975	3,440
Daily Mail & General Trust PLC, Class A	331	3,160
Dairy Crest Group PLC	369	2,634
Debenhams PLC	2,441	1,692
Derwent London PLC REIT	132	3,980
Dialog Semiconductor PLC*	108	4,282
Dignity PLC	70	2,138
Diploma PLC	225	2,645
Domino’s Pizza Group PLC	774	3,390

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Drax Group PLC	657	$2,331
DS Smith PLC	1,134	5,576
Dunelm Group PLC	180	1,664
Electrocomponents PLC	800	4,480
Elementis PLC	834	2,631
Essentra PLC	351	1,741
esure Group PLC	623	1,544
Fevertree Drinks PLC	176	2,356
Firstgroup PLC*	2,163	2,755
Galliford Try PLC	128	2,024
Genus PLC	116	2,678
Go-Ahead Group PLC	83	2,159
Gocompare.Com Group PLC*	623	468
Grainger PLC	828	2,334
Great Portland Estates PLC REIT	313	2,379
Greene King PLC	340	2,918
Greggs PLC	178	2,009
Halfords Group PLC	479	2,052
Halma PLC	411	4,849
Hansteen Holdings PLC REIT	1,723	2,290
Hays PLC	1,911	3,321
Henderson Group PLC	1,485	4,307
HomeServe PLC	447	3,389
Howden Joinery Group PLC	783	3,527
Hunting PLC	242	1,635
IG Group Holdings PLC	334	3,513
Imagination Technologies Group PLC*	506	1,421
Inchcape PLC	591	4,500
Indivior PLC	978	3,948
Informa PLC	959	7,793
Intermediate Capital Group PLC	392	3,325
International Personal Finance PLC	538	1,875
Interserve PLC	318	1,191
J D Wetherspoon PLC	178	1,826
John Laing Group PLC, 144A	448	1,535
John Wood Group PLC	478	4,922
Jupiter Fund Management PLC	574	3,085
Just Eat PLC*	610	4,469
KAZ Minerals PLC*	304	1,379
Keller Group PLC	191	1,857
Kier Group PLC	152	2,651
Ladbrokes Coral Group PLC	1,498	2,326
Laird PLC	534	1,038
Lancashire Holdings Ltd. (a)	275	2,219
LondonMetric Property PLC REIT	969	1,734
Man Group PLC	2,142	3,039
Marston’s PLC	922	1,552
Melrose Industries PLC	2,298	5,269
Metro Bank PLC*	71	2,901
Micro Focus International PLC	259	6,841
Mitchells & Butlers PLC	384	1,092
Mitie Group PLC	607	1,562
Moneysupermarket.com Group PLC	645	2,139
Morgan Advanced Materials PLC	622	2,196
National Express Group PLC	774	3,446
Northgate PLC	377	1,978
Ocado Group PLC*	745	2,517

	Number of Shares	Value
United Kingdom (Continued)
Ophir Energy PLC*	768	$764
Pagegroup PLC	431	1,999
Paragon Group of Cos. PLC	594	2,716
Pennon Group PLC	416	4,258
Pets at Home Group PLC	676	1,797
Premier Oil PLC*	1,231	916
PZ Cussons PLC	347	1,341
QinetiQ Group PLC	962	2,925
Redrow PLC	370	1,892
Renishaw PLC	75	2,327
Rentokil Initial PLC	1,918	5,145
Restaurant Group PLC	330	1,340
Rightmove PLC	120	5,509
Rotork PLC	1,389	4,075
RPC Group PLC	361	4,865
Safestore Holdings PLC REIT	567	2,426
Saga PLC	1,300	3,102
Savills PLC	220	1,844
Seadrill Ltd.*(a)	542	1,506
Senior PLC	782	1,809
Serco Group PLC*	1,694	2,819
Shaftesbury PLC REIT	323	3,710
SIG PLC (a)	1,189	1,327
Spectris PLC	168	4,294
Spirax-Sarco Engineering PLC	80	4,275
Spire Healthcare Group PLC, 144A	482	2,136
SSP Group PLC	614	2,842
St. Modwen Properties PLC	445	1,559
Stagecoach Group PLC	641	1,636
Subsea 7 SA*(a)	344	4,016
SuperGroup PLC	112	2,153
SVG Capital PLC*	275	2,429
Synthomer PLC	486	2,255
TalkTalk Telecom Group PLC (a)	754	1,507
Ted Baker PLC	47	1,508
Telecom Plus PLC	160	2,504
Thomas Cook Group PLC*	2,271	2,407
Tritax Big Box REIT PLC REIT	1,306	2,150
Tullett Prebon PLC	505	2,810
Tullow Oil PLC*(a)	1,189	4,430
UBM PLC	461	4,116
Ultra Electronics Holdings PLC	109	2,760
UNITE Group PLC	277	1,937
Vectura Group PLC*	1,033	1,848
Vesuvius PLC	501	2,466
Victrex PLC	129	2,768
Virgin Money Holdings UK PLC	413	1,589
WH Smith PLC	184	3,472
Workspace Group PLC REIT	149	1,280
WS Atkins PLC	148	2,598

		400,343

United States — 0.1%
Sims Metal Management Ltd.	324	2,991

TOTAL COMMON STOCKS (Cost $2,581,749)		2,399,055

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
PREFERRED STOCKS — 0.3%
Germany — 0.3%
Jungheinrich AG	129	$3,381
Sartorius AG	65	4,829

		8,210

TOTAL PREFERRED STOCKS (Cost $6,753)		8,210

RIGHTS — 0.0%
Italy — 0.0%
Banco Popolare Di Milano*, expires 12/27/16	6,308	0
Banco Popolare SC*, expires 12/27/16	963	0

		0

TOTAL RIGHTS (Cost $0)		0

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 2.5%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (c)(d) (Cost $59,845)	59,845	$59,845

TOTAL INVESTMENTS — 101.4% (Cost $2,648,347)†		$2,467,110
Other assets and liabilities, net — (1.4%)		(33,318)

NET ASSETS — 100.0%		$2,433,792

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,671,681. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $204,571. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $151,342 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $355,913.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $56,013, which is 2.3% of net assets.
(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	AUD	203,000	USD	154,337	$4,452
The Bank of Nova Scotia	12/5/2016	CHF	108,000	USD	109,383	3,112
The Bank of Nova Scotia	12/5/2016	DKK	249,000	USD	36,738	1,259
The Bank of Nova Scotia	12/5/2016	EUR	533,000	USD	584,994	19,921
The Bank of Nova Scotia	12/5/2016	GBP	330,000	USD	403,125	(9,848)
The Bank of Nova Scotia	12/5/2016	HKD	488,000	USD	62,937	20
The Bank of Nova Scotia	12/5/2016	ILS	109,000	USD	28,398	(55)
The Bank of Nova Scotia	12/5/2016	JPY	600,000	USD	5,770	524
The Bank of Nova Scotia	12/5/2016	JPY	83,228,000	USD	792,738	65,004
The Bank of Nova Scotia	12/5/2016	NOK	333,000	USD	40,358	1,243
The Bank of Nova Scotia	12/5/2016	NZD	38,000	USD	27,150	243
The Bank of Nova Scotia	12/5/2016	SEK	1,103,000	USD	122,429	2,791
The Bank of Nova Scotia	12/5/2016	SGD	64,000	USD	45,983	1,332
The Bank of Nova Scotia	12/5/2016	USD	149,975	AUD	203,000	(90)
The Bank of Nova Scotia	12/5/2016	USD	106,040	CHF	108,000	230
The Bank of Nova Scotia	12/5/2016	USD	35,504	DKK	249,000	(25)
The Bank of Nova Scotia	12/5/2016	USD	565,463	EUR	533,000	(391)
The Bank of Nova Scotia	12/5/2016	USD	412,326	GBP	330,000	646

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	USD	62,915	HKD	488,000	$3
The Bank of Nova Scotia	12/5/2016	USD	28,432	ILS	109,000	22
The Bank of Nova Scotia	12/5/2016	USD	735,766	JPY	83,828,000	(2,785)
The Bank of Nova Scotia	12/5/2016	USD	39,117	NOK	333,000	(2)
The Bank of Nova Scotia	12/5/2016	USD	26,931	NZD	38,000	(25)
The Bank of Nova Scotia	12/5/2016	USD	119,491	SEK	1,103,000	147
The Bank of Nova Scotia	12/5/2016	USD	44,679	SGD	64,000	(28)
The Bank of Nova Scotia	1/5/2017	AUD	214,000	USD	157,976	98
The Bank of Nova Scotia	1/5/2017	CHF	111,000	USD	109,249	(240)
The Bank of Nova Scotia	1/5/2017	DKK	245,000	USD	34,999	25
The Bank of Nova Scotia	1/5/2017	EUR	542,000	USD	576,036	378
The Bank of Nova Scotia	1/5/2017	GBP	337,000	USD	421,517	(650)
The Bank of Nova Scotia	1/5/2017	HKD	504,000	USD	64,986	(8)
The Bank of Nova Scotia	1/5/2017	ILS	115,000	USD	30,017	(26)
The Bank of Nova Scotia	1/5/2017	NOK	344,000	USD	40,415	1
The Bank of Nova Scotia	1/5/2017	SEK	1,119,000	USD	121,476	(155)
The Bank of Nova Scotia	1/5/2017	SGD	63,000	USD	43,980	24
The Bank of Nova Scotia	1/6/2017	JPY	88,618,000	USD	779,464	3,027
The Bank of Nova Scotia	1/6/2017	NZD	39,000	USD	27,610	25

Total net unrealized appreciation						$90,199

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli New Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,399,055	$—	$—	$2,399,055
Preferred Stocks	8,210	—	—	8,210
Rights	—	—	0	0
Short-Term Investments	59,845	—	—	59,845
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	104,527	—	104,527

TOTAL	$2,467,110	$104,527	$0	$2,571,637

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(14,328)	$—	$(14,328)

TOTAL	$—	$(14,328)	$—	$(14,328)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Italy Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.8%
Consumer Discretionary — 11.1%
Ferrari NV	1,147	$62,849
Fiat Chrysler Automobiles NV	8,397	64,878
Luxottica Group SpA	1,490	77,537

		205,264

Energy — 24.2%
Eni SpA	20,645	287,511
Saipem SpA*	39,434	17,725
Snam SpA	18,950	73,388
Tenaris SA	4,373	69,845

		448,469

Financials — 29.7%
Assicurazioni Generali SpA	6,803	85,945
EXOR SpA	1,073	45,045
Intesa Sanpaolo SpA	102,523	227,749
Intesa Sanpaolo SpA-RSP	7,702	15,975
Mediobanca SpA (a)	5,783	39,901
Poste Italiane SpA, 144A	4,598	28,581
UniCredit SpA (a)	38,478	82,459
UnipolSai SpA (a)	13,313	25,398

		551,053

Industrials — 13.5%
Atlantia SpA	3,329	73,952
CNH Industrial NV	9,282	79,094

	Number of Shares	Value
Industrials (Continued)
Leonardo-Finmeccanica SpA*	3,915	$50,829
Prysmian SpA	1,926	46,071

		249,946

Telecommunication Services — 4.5%
Telecom Italia SpA*	75,823	57,337
Telecom Italia SpA-RSP*	40,240	25,120

		82,457

Utilities — 16.8%
Enel SpA	61,728	249,521
Terna Rete Elettrica Nazionale SpA	14,253	61,814

		311,335

TOTAL COMMON STOCKS (Cost $2,345,929)		1,848,524

SECURITIES LENDING COLLATERAL — 6.4%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (b)(c) (Cost $118,860)	118,860	118,860

TOTAL INVESTMENTS — 106.2% (Cost $2,464,789)†		$1,967,384
Other assets and liabilities, net — (6.2%)		(114,755)

NET ASSETS — 100.0%		$1,852,629

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,497,824. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $530,440. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,310 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $561,750.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $114,715, which is 6.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	EUR	1,693,000	USD	1,858,152	$63,277
The Bank of Nova Scotia	12/5/2016	EUR	15,000	USD	16,598	696
The Bank of Nova Scotia	12/5/2016	USD	1,812,028	EUR	1,708,000	(1,251)
The Bank of Nova Scotia	1/5/2017	EUR	1,682,000	USD	1,787,624	1,173

Total net unrealized appreciation						$63,895

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Italy Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,848,524	$—	$—	$1,848,524
Short-Term Investments	118,860	—	—	118,860
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	65,146	—	65,146

TOTAL	$1,967,384	$65,146	$—	$2,032,530

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(1,251)	$—	$(1,251)

TOTAL	$—	$(1,251)	$—	$(1,251)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Italy — 33.4%
Assicurazioni Generali SpA	3,759	$47,489
Atlantia SpA	1,326	29,456
Enel SpA	24,497	99,023
Eni SpA	8,173	113,821
EXOR SpA	341	14,315
Ferrari NV	395	21,644
Intesa Sanpaolo SpA	40,765	90,557
Intesa Sanpaolo SpA-RSP	2,869	5,951
Leonardo-Finmeccanica SpA*	1,300	16,878
Luxottica Group SpA	544	28,309
Mediobanca SpA (a)	1,742	12,019
Poste Italiane SpA, 144A	1,608	9,995
Prysmian SpA	627	14,998
Saipem SpA*	18,670	8,392
Snam SpA	7,872	30,486
Telecom Italia SpA*	32,531	24,600
Telecom Italia SpA-RSP*	18,551	11,581
Terna Rete Elettrica Nazionale SpA	4,841	20,995
UniCredit SpA (a)	16,871	36,155
UnipolSai SpA (a)	3,482	6,643

		643,307

Luxembourg — 1.3%
Tenaris SA	1,517	24,230

Portugal — 2.9%
EDP — Energias de Portugal SA	7,442	21,509
Galp Energia SGPS SA	1,611	21,795
Jeronimo Martins SGPS SA	775	12,247

		55,551

Spain — 58.4%
Abertis Infraestructuras SA	2,069	27,641
ACS Actividades de Construccion y Servicios SA	596	17,551
Aena SA, 144A	217	28,771
Amadeus IT Group SA	1,410	63,900
Banco Bilbao Vizcaya Argentaria SA	21,137	130,514
Banco de Sabadell SA	16,990	21,194
Banco Popular Espanol SA	10,335	9,059
Banco Santander SA	46,912	214,441
Bankia SA	14,182	12,641
Bankinter SA	2,166	16,281

	Number of Shares	Value
Spain (Continued)
CaixaBank SA	10,590	$30,787
Distribuidora Internacional de Alimentacion SA	1,916	8,744
Enagas SA	729	17,964
Endesa SA	1,021	21,106
Ferrovial SA	1,579	27,989
Ferrovial SA*	32	567
Gas Natural SDG SA	1,125	19,256
Grifols SA	958	18,784
Iberdrola SA	17,376	104,584
Industria de Diseno Textil SA	3,505	119,894
Mapfre SA	3,319	9,955
Red Electrica Corp. SA	1,391	24,767
Repsol SA	3,532	47,167
Telefonica SA (a)	14,963	124,521
Zardoya Otis SA	579	4,523

		1,122,601

United Kingdom — 3.4%
CNH Industrial NV	3,281	27,958
Fiat Chrysler Automobiles NV	2,899	22,399
International Consolidated Airlines Group SA	2,726	14,789

		65,146

TOTAL COMMON STOCKS (Cost $2,456,209)		1,910,835

RIGHTS — 0.0%
Spain — 0.0%
CaixaBank SA*, expires 12/06/16 (Cost $429)	10,080	417

SECURITIES LENDING COLLATERAL — 3.1%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (b)(c) (Cost $58,892)	58,892	58,892

TOTAL INVESTMENTS — 102.5% (Cost $2,515,530)†		$1,970,144
Other assets and liabilities, net — (2.5%)		(46,389)

NET ASSETS — 100.0%		$1,923,755

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,556,743. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $586,599. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,015 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $607,614.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $57,033, which is 3.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	EUR	1,823,000	USD	2,000,834	$68,136
The Bank of Nova Scotia	12/5/2016	EUR	10,000	USD	11,065	464
The Bank of Nova Scotia	12/5/2016	USD	1,944,642	EUR	1,833,000	(1,343)
The Bank of Nova Scotia	1/5/2017	EUR	1,791,000	USD	1,903,469	1,249

Total net unrealized appreciation						$68,506

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,910,268	$—	$567	$1,910,835
Rights	417	—	—	417
Short-Term Investments	58,892	—	—	58,892
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	69,849	—	69,849

TOTAL	$1,969,577	$69,849	$567	$2,039,993

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(1,343)	$—	$(1,343)

TOTAL	$—	$(1,343)	$—	$(1,343)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Spain Hedged Equity ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.2%
Consumer Discretionary — 8.7%
Industria de Diseno Textil SA	5,084	$173,907

Consumer Staples — 1.5%
Distribuidora Internacional de Alimentacion SA	6,342	28,943

Energy — 4.6%
Repsol SA	6,801	90,821

Financials — 39.3%
Banco Bilbao Vizcaya Argentaria SA	31,191	192,594
Banco de Sabadell SA	40,101	50,024
Banco Popular Espanol SA	30,342	26,595
Banco Santander SA	73,995	338,241
Bankia SA	40,589	36,178
Bankinter SA	5,588	42,002
CaixaBank SA	22,927	66,653
Mapfre SA	10,577	31,724

		784,011

Health Care — 2.3%
Grifols SA	2,365	46,371

Industrials — 14.7%
Abertis Infraestructuras SA	4,612	61,613
ACS Actividades de Construccion y Servicios SA	1,522	44,820
Aena SA, 144A	478	63,377
Ferrovial SA	3,513	62,271
Ferrovial SA*	72	1,276
International Consolidated Airlines Group SA	6,939	37,647
Zardoya Otis SA	2,759	21,551

		292,555

	Number of Shares	Value
Information Technology — 4.5%
Amadeus IT Group SA	1,977	$89,596

Telecommunication Services — 9.1%
Telefonica SA (a)	21,926	182,467

Utilities — 14.5%
Enagas SA	1,815	44,725
Endesa SA	2,436	50,358
Gas Natural SDG SA	2,745	46,985
Iberdrola SA	14,947	89,964
Red Electrica Corp. SA	3,176	56,550

		288,582

TOTAL COMMON STOCKS (Cost $2,491,620)		1,977,253

RIGHTS — 0.0%
Financials — 0.0%
CaixaBank SA*, expires 12/06/16 (Cost $1,037)	24,398	1,008

SECURITIES LENDING COLLATERAL — 0.3%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (b)(c) (Cost $5,757)	5,757	5,757

TOTAL INVESTMENTS — 99.5% (Cost $2,498,414)†		$1,984,018
Other assets and liabilities, net — 0.5%		10,083

NET ASSETS — 100.0%		$1,994,101

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,533,486. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $549,468. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,970 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $564,438.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $5,357, which is 0.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	EUR	1,913,000	USD	2,099,613	$71,500
The Bank of Nova Scotia	12/5/2016	EUR	9,000	USD	9,959	417
The Bank of Nova Scotia	12/5/2016	USD	2,039,062	EUR	1,922,000	(1,408)
The Bank of Nova Scotia	1/5/2017	EUR	1,871,000	USD	1,988,492	1,305

Total net unrealized appreciation						$71,814

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Spain Hedged Equity ETF (Continued)

November 30, 2016 (Unaudited)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,975,977	$—	$1,276	$1,977,253
Rights	1,008	—	—	1,008
Short-Term Investments	5,757	—	—	5,757
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	73,222	—	73,222

TOTAL	$1,982,742	$73,222	$1,276	$2,057,240

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(1,408)	$—	$(1,408)

TOTAL	$—	$(1,408)	$—	$(1,408)

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

November 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Australia — 8.4%
Macquarie Atlas Roads Group (a)	5,838	$20,262
Qube Holdings Ltd.	16,015	27,910
Sydney Airport (a)	14,246	66,065
Transurban Group (a)	22,610	175,980

		290,217

Brazil — 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	697	6,134
CPFL Energia SA, ADR (b)	637	9,141
Ultrapar Participacoes SA, ADR (b)	1,277	25,910

		41,185

Canada — 9.3%
AltaGas Ltd.	502	12,198
Enbridge, Inc. (b)	2,863	120,419
Inter Pipeline Ltd.	1,023	20,798
Pembina Pipeline Corp.	1,192	35,024
TransCanada Corp.	2,451	110,079
Veresen, Inc.	1,003	9,214
Westshore Terminals Investment Corp.	727	14,986

		322,718

Chile — 0.2%
Enersis Americas SA, ADR	774	6,184

China — 1.1%
Beijing Capital International Airport Co. Ltd., Class H	18,444	18,191
Jiangsu Expressway Co. Ltd., Class H	15,705	20,936

		39,127

France — 4.2%
Aeroports de Paris	425	41,805
Engie SA	3,222	39,783
Groupe Eurotunnel SE	7,172	63,090

		144,678

Germany — 1.6%
E.ON SE	3,997	26,379
Fraport AG Frankfurt Airport Services Worldwide	482	27,994

		54,373

Hong Kong — 3.7%
Beijing Enterprises Water Group Ltd.*	9,648	6,978
China Gas Holdings Ltd.	4,464	5,905
China Merchants Port Holdings Co. Ltd.	9,919	24,911
China Resources Power Holdings Co. Ltd.	3,520	5,790
CLP Holdings Ltd.	3,945	38,578
COSCO SHIPPING Ports Ltd.	20,717	21,688
Guangdong Investment Ltd.	5,688	7,964
Shenzhen International Holdings Ltd.	11,782	17,347

		129,161

Italy — 5.9%
Atlantia SpA	6,139	136,375
Enel SpA	15,431	62,376

	Number of Shares	Value
Italy (Continued)
Societa Iniziative Autostradali e Servizi SpA	895	$7,280

		206,031

Japan — 2.9%
Japan Airport Terminal Co. Ltd. (b)	882	32,804
Kamigumi Co. Ltd.	3,230	29,645
Mitsubishi Logistics Corp.	2,100	28,396
Sumitomo Warehouse Co. Ltd.	2,000	10,262

		101,107

Mexico — 2.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	482	41,033
Grupo Aeroportuario del Sureste SAB de CV, ADR (b)	261	37,680

		78,713

Netherlands — 0.3%
Koninklijke Vopak NV	204	9,535

New Zealand — 1.7%
Auckland International Airport Ltd.	12,111	52,792
Z Energy Ltd.	1,222	6,101

		58,893

Singapore — 1.6%
Hutchison Port Holdings Trust, Class U	67,173	28,213
SATS Ltd.	8,220	27,584

		55,797

Spain — 8.7%
Abertis Infraestructuras SA	7,638	102,039
Aena SA, 144A	960	127,284
Iberdrola SA	11,944	71,889

		301,212

Switzerland — 1.2%
Flughafen Zuerich AG	245	42,171

United Kingdom — 5.6%
BBA Aviation PLC	11,872	38,963
Centrica PLC	10,910	28,707
National Grid PLC	7,832	89,488
SSE PLC	1,994	36,800

		193,958

United States — 39.5%
American Electric Power Co., Inc.	984	58,105
Cheniere Energy, Inc.*	723	29,542
Consolidated Edison, Inc.	608	42,420
Dominion Resources, Inc.	1,254	91,906
Duke Energy Corp.	1,379	101,729
Edison International	653	44,907
Eversource Energy	635	32,779
Exelon Corp.	1,848	60,079
Kinder Morgan, Inc.	5,892	130,802
Macquarie Infrastructure Corp.	979	80,219
NextEra Energy, Inc.	936	106,919
ONEOK, Inc.	650	35,705

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (Continued)

November 30, 2016 (Unaudited)

	Number of Shares	Value
United States (Continued)
PG&E Corp.	999	$58,741
PPL Corp.	1,358	45,439
Public Service Enterprise Group, Inc.	1,012	41,806
Sempra Energy	500	49,900
Southern Co.	1,961	91,814
Spectra Energy Corp.	2,153	88,165
Targa Resources Corp.	511	27,231
WEC Energy Group, Inc.	631	35,342
Wesco Aircraft Holdings, Inc.*	760	11,210
Williams Cos., Inc.	2,096	64,347
Xcel Energy, Inc.	1,016	39,634

		1,368,741

TOTAL COMMON STOCKS (Cost $3,714,148)		3,443,801

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 5.9%
Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 0.30% (c)(d) (Cost $205,671)	205,671	$205,671

TOTAL INVESTMENTS — 105.3% (Cost $3,919,819)†		$3,649,472
Other assets and liabilities, net — (5.3%)		(183,842)

NET ASSETS — 100.0%		$3,465,630

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,936,709. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $287,237. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $158,858 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $446,095.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2016 amounted to $196,395, which is 5.7% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of November 30, 2016, the Fund had the following forward foreign currency exchange contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/5/2016	AUD	113,200	USD	86,052	$2,471
The Bank of New York Mellon	12/5/2016	AUD	8,800	USD	6,691	193
The Bank of Nova Scotia	12/5/2016	AUD	266,936	USD	202,938	5,846
The Bank of Nova Scotia	12/5/2016	AUD	5,200	USD	3,977	138
The Bank of Nova Scotia	12/5/2016	AUD	31,600	USD	24,024	692
JP Morgan & Chase Co.	12/5/2016	CAD	120,000	USD	89,555	217
The Bank of New York Mellon	12/5/2016	CAD	93,400	USD	69,702	168
The Bank of Nova Scotia	12/5/2016	CAD	275,119	USD	205,302	481
The Bank of Nova Scotia	12/5/2016	CAD	100	USD	75	0
The Bank of Nova Scotia	12/5/2016	CAD	4,100	USD	3,061	9
JP Morgan & Chase Co.	12/5/2016	CHF	12,700	USD	12,863	366
RBC Capital Markets	12/5/2016	CHF	19,524	USD	19,776	564
The Bank of New York Mellon	12/5/2016	CHF	1,700	USD	1,722	49
The Bank of Nova Scotia	12/5/2016	CHF	1,100	USD	1,125	43
The Bank of Nova Scotia	12/5/2016	CHF	10,600	USD	10,735	305
JP Morgan & Chase Co.	12/5/2016	EUR	254,925	USD	279,781	9,517
RBC Capital Markets	12/5/2016	EUR	407,595	USD	447,372	15,250
The Bank of New York Mellon	12/5/2016	EUR	2,800	USD	3,073	105
The Bank of Nova Scotia	12/5/2016	EUR	5,500	USD	6,079	249
The Bank of Nova Scotia	12/5/2016	EUR	21,741	USD	23,862	812
The Bank of Nova Scotia	12/5/2016	EUR	13,700	USD	15,036	512

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	EUR	1,400	USD	1,537	$52
JP Morgan & Chase Co.	12/5/2016	GBP	26,100	USD	31,884	(779)
RBC Capital Markets	12/5/2016	GBP	91,359	USD	111,608	(2,722)
The Bank of New York Mellon	12/5/2016	GBP	2,000	USD	2,443	(60)
The Bank of Nova Scotia	12/5/2016	GBP	32,000	USD	39,089	(957)
The Bank of Nova Scotia	12/5/2016	GBP	18,600	USD	22,721	(556)
The Bank of Nova Scotia	12/5/2016	GBP	1,400	USD	1,716	(36)
JP Morgan & Chase Co.	12/5/2016	HKD	622,972	USD	80,340	21
The Bank of New York Mellon	12/5/2016	HKD	7,400	USD	954	0
The Bank of Nova Scotia	12/5/2016	HKD	358,400	USD	46,221	13
The Bank of Nova Scotia	12/5/2016	HKD	416,084	USD	53,660	15
The Bank of Nova Scotia	12/5/2016	HKD	4,000	USD	516	0
JP Morgan & Chase Co.	12/5/2016	JPY	4,131,300	USD	39,354	3,230
RBC Capital Markets	12/5/2016	JPY	6,171,411	USD	58,789	4,827
The Bank of New York Mellon	12/5/2016	JPY	147,900	USD	1,409	116
The Bank of Nova Scotia	12/5/2016	JPY	632,000	USD	6,020	493
The Bank of Nova Scotia	12/5/2016	JPY	250,600	USD	2,430	238
JP Morgan & Chase Co.	12/5/2016	NZD	21,000	USD	15,003	134
RBC Capital Markets	12/5/2016	NZD	35,751	USD	25,543	229
The Bank of New York Mellon	12/5/2016	NZD	1,200	USD	857	8
The Bank of Nova Scotia	12/5/2016	NZD	27,159	USD	19,404	173
The Bank of Nova Scotia	12/5/2016	NZD	9,600	USD	6,859	61
The Bank of Nova Scotia	12/5/2016	NZD	1,400	USD	1,003	12
JP Morgan & Chase Co.	12/5/2016	SGD	17,900	USD	12,861	373
RBC Capital Markets	12/5/2016	SGD	14,998	USD	10,777	313
The Bank of Nova Scotia	12/5/2016	SGD	22,000	USD	15,811	462
JP Morgan & Chase Co.	12/5/2016	USD	32,688	AUD	43,000	(939)
JP Morgan & Chase Co.	12/5/2016	USD	51,794	AUD	70,200	38
JP Morgan & Chase Co.	12/5/2016	USD	89,230	CAD	120,000	108
JP Morgan & Chase Co.	12/5/2016	USD	12,468	CHF	12,700	29
JP Morgan & Chase Co.	12/5/2016	USD	269,527	EUR	254,925	737
JP Morgan & Chase Co.	12/5/2016	USD	32,582	GBP	26,100	80
JP Morgan & Chase Co.	12/5/2016	USD	72,844	HKD	564,972	(3)
JP Morgan & Chase Co.	12/5/2016	USD	7,480	HKD	58,000	(2)
JP Morgan & Chase Co.	12/5/2016	USD	36,184	JPY	4,131,300	(60)
JP Morgan & Chase Co.	12/5/2016	USD	14,852	NZD	21,000	18
JP Morgan & Chase Co.	12/5/2016	USD	12,474	SGD	17,900	15
RBC Capital Markets	12/5/2016	USD	19,152	CHF	19,524	59
RBC Capital Markets	12/5/2016	USD	431,339	EUR	407,595	783
RBC Capital Markets	12/5/2016	USD	114,145	GBP	91,359	185
RBC Capital Markets	12/5/2016	USD	54,165	JPY	6,171,411	(203)
RBC Capital Markets	12/5/2016	USD	25,338	NZD	35,751	(23)
RBC Capital Markets	12/5/2016	USD	10,472	SGD	14,998	(8)
The Bank of New York Mellon	12/5/2016	USD	6,495	AUD	8,800	3
The Bank of New York Mellon	12/5/2016	USD	69,496	CAD	93,400	39
The Bank of New York Mellon	12/5/2016	USD	1,669	CHF	1,700	4
The Bank of New York Mellon	12/5/2016	USD	2,965	EUR	2,800	4
The Bank of New York Mellon	12/5/2016	USD	2,496	GBP	2,000	7
The Bank of New York Mellon	12/5/2016	USD	954	HKD	7,400	0
The Bank of New York Mellon	12/5/2016	USD	1,294	JPY	147,900	(1)
The Bank of New York Mellon	12/5/2016	USD	848	NZD	1,200	1
The Bank of Nova Scotia	12/5/2016	USD	5,398	AUD	7,100	(155)
The Bank of Nova Scotia	12/5/2016	USD	219,152	AUD	296,636	(132)
The Bank of Nova Scotia	12/5/2016	USD	166,093	CAD	223,319	163
The Bank of Nova Scotia	12/5/2016	USD	40,819	CAD	54,700	(96)
The Bank of Nova Scotia	12/5/2016	USD	965	CAD	1,300	3
The Bank of Nova Scotia	12/5/2016	USD	709	CHF	700	(20)

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (Continued)

November 30, 2016 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
The Bank of Nova Scotia	12/5/2016	USD	709	CHF	700	$(20)
The Bank of Nova Scotia	12/5/2016	USD	10,113	CHF	10,300	22
The Bank of Nova Scotia	12/5/2016	USD	44,920	EUR	42,341	(31)
The Bank of Nova Scotia	12/5/2016	USD	64,973	GBP	52,000	102
The Bank of Nova Scotia	12/5/2016	USD	2,412	HKD	18,700	(1)
The Bank of Nova Scotia	12/5/2016	USD	97,954	HKD	759,784	4
The Bank of Nova Scotia	12/5/2016	USD	3,614	JPY	379,400	(296)
The Bank of Nova Scotia	12/5/2016	USD	524	JPY	55,000	(43)
The Bank of Nova Scotia	12/5/2016	USD	3,934	JPY	448,200	(15)
The Bank of Nova Scotia	12/5/2016	USD	27,044	NZD	38,159	(25)
The Bank of Nova Scotia	12/5/2016	USD	10,133	SGD	14,100	(296)
The Bank of Nova Scotia	12/5/2016	USD	5,515	SGD	7,900	(4)
The Bank of Nova Scotia	1/5/2017	AUD	392,000	USD	289,377	180
The Bank of New York Mellon	1/5/2017	CAD	438,000	USD	326,017	(189)
RBC Capital Markets	1/5/2017	CHF	43,000	USD	42,286	(128)
RBC Capital Markets	1/5/2017	EUR	669,000	USD	709,250	(1,294)
JP Morgan & Chase Co.	1/5/2017	GBP	158,000	USD	197,453	(477)
The Bank of New York Mellon	1/5/2017	HKD	1,310,000	USD	168,913	(19)
The Bank of Nova Scotia	1/5/2017	SGD	39,000	USD	27,226	15
JP Morgan & Chase Co.	1/6/2017	JPY	11,769,000	USD	103,291	175
The Bank of Nova Scotia	1/6/2017	NZD	83,000	USD	58,759	53

Total net unrealized appreciation						$41,994

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency exchange contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF (Continued)

November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund’s investments. For information on Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$3,443,801	$—	$—	$3,443,801
Short-Term Investments	205,671	—	—	205,671
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	51,584	—	51,584

TOTAL	$3,649,472	$51,584	$—	$3,701,056

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(9,590)	$—	$(9,590)

TOTAL	$—	$(9,590)	$—	$(9,590)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.

See Notes to Financial Statements.	50

This Page is Intentionally Left Blank

51

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2016 (Unaudited)

	Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$3,204,995	$16,668,545	$3,170,002
Investment in Government & Agency Securities Portfolio*	21,981	10,410	15,353
Cash	427	1,637	32,338
Foreign currency at value	4,881	53,362	14,187
Unrealized appreciation on forward foreign currency exchange contracts	123,583	—	269,285
Deposit with broker for futures contracts	—	15,051	7,468
Unrealized appreciation on future contracts	—	14,842	4,050
Receivables:
Dividends	8,958	82,908	14,973
Securities lending income	4	40	10
Foreign tax reclaim	3,777	6,337	1,320

Total Assets	$3,368,606	$16,853,132	$3,528,986

Liabilities
Payable upon return of securities loaned	$21,981	$10,410	$15,353
Unrealized depreciation on forward foreign currency exchange contracts	15,070	—	10,930
Payables:
Investment securities purchased	84,896	—	203,180
Investment advisory fees	1,260	5,583	1,168

Total Liabilities	123,207	15,993	230,631

Net Assets, at value	$3,245,399	$16,837,139	$3,298,355

Net Assets Consist of
Paid-in capital	$3,790,841	$16,178,317	$3,594,256
Undistributed net investment income	26,732	132,655	26,549
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(344,421)	848,807	(584,300)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(227,753)	(322,640)	261,850

Net Assets, at value	$3,245,399	$16,837,139	$3,298,355

Number of Common Shares outstanding	150,001	700,001	150,001

Net Asset Value	$21.64	$24.05	$21.99

Investments in non-affiliated securities at cost	$3,540,574	$16,990,709	$3,166,458

Value of securities loaned	$20,658	$9,775	$14,388

Investment in Government & Agency Securities Portfolio at cost*	$21,981	$10,410	$15,353

Foreign currency at cost	$4,859	$56,661	$15,826

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	52

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2016 (Unaudited)

	Deutsche X-trackers MSCI Australia Hedged Equity ETF	Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	Deutsche X-trackers MSCI Italy Hedged Equity ETF
Assets
Investments in non-affiliated securities at value	$3,654,244	$2,407,265	$1,848,524
Investment in Government & Agency Securities Portfolio*	31,607	59,845	118,860
Cash	77	677	1,389
Foreign currency at value	158	3,912	3,486
Unrealized appreciation on forward foreign currency exchange contracts	106,677	104,527	65,146
Receivables:
Investment securities sold	4,181	62,808	75,746
Dividends	27,725	4,686	—
Securities lending income	10	69	150
Foreign tax reclaim	—	281	—

Total Assets	$3,824,679	$2,644,070	$2,113,301

Liabilities
Payable upon return of securities loaned	$31,607	$59,845	$118,860
Unrealized depreciation on forward foreign currency exchange contracts	2,375	14,328	1,251
Payables:
Investment securities purchased	56,638	135,218	139,894
Investment advisory fees	1,352	887	667

Total Liabilities	91,972	210,278	260,672

Net Assets, at value	$3,732,707	$2,433,792	$1,852,629

Net Assets Consist of
Paid-in capital	$3,709,780	$2,504,618	$2,503,573
Undistributed net investment income	5,473	9,121	21,231
Accumulated net realized gain (loss) on investments and foreign currency transactions	(317,146)	11,469	(238,749)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	334,600	(91,416)	(433,426)

Net Assets, at value	$3,732,707	$2,433,792	$1,852,629

Number of Common Shares outstanding	150,001	100,001	100,001

Net Asset Value	$24.88	$24.34	$18.53

Investments in non-affiliated securities at cost	$3,423,202	$2,588,502	$2,345,929

Value of securities loaned	$29,676	$56,013	$114,715

Investment in Government & Agency Securities Portfolio at cost*	$31,607	$59,845	$118,860

Foreign currency at cost	$158	$3,919	$3,471

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	53

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2016 (Unaudited)

	Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	Deutsche X-trackers MSCI Spain Hedged Equity ETF	Deutsche X-trackers S&P Hedged Global Infrastructure ETF
Assets
Investments in non-affiliated securities at value	$1,911,252	$1,978,261	$3,443,801
Investment in Government & Agency Securities Portfolio*	58,892	5,757	205,671
Cash	918	—	907
Foreign currency at value	—	—	2,566
Unrealized appreciation on forward foreign currency exchange contracts	69,849	73,222	51,584
Receivables:
Investment securities sold	6,275	78,207	367
Dividends	—	—	10,277
Securities lending income	532	643	210
Foreign tax reclaim	71	136	1,523

Total Assets	$2,047,789	$2,136,226	$3,716,906

Liabilities
Due to custodian	$—	$1,030	$—
Due to foreign custodian	1,058	1,098	—
Payable upon return of securities loaned	58,892	5,757	205,671
Unrealized depreciation on forward foreign currency exchange contracts	1,343	1,408	9,590
Payables:
Investment securities purchased	62,032	132,089	34,739
Investment advisory fees	709	743	1,276

Total Liabilities	124,034	142,125	251,276

Net Assets, at value	$1,923,755	$1,994,101	$3,465,630

Net Assets Consist of
Paid-in capital	$2,502,254	$2,501,326	$3,740,922
Undistributed net investment income	25,489	26,851	48,653
Accumulated net realized gain (loss) on investments and foreign currency transactions	(127,119)	(91,481)	(95,462)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(476,869)	(442,595)	(228,483)

Net Assets, at value	$1,923,755	$1,994,101	$3,465,630

Number of Common Shares outstanding	100,001	100,001	150,001

Net Asset Value	$19.24	$19.94	$23.10

Investments in non-affiliated securities at cost	$2,456,638	$2,492,657	$3,714,148

Value of securities loaned	$57,033	$5,357	$196,395

Investment in Government & Agency Securities Portfolio at cost*	$58,892	$5,757	$205,671

Foreign currency at cost	$—	$—	$2,580

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	54

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2016 (Unaudited)

	Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$52,604	$171,373	$28,900
Securities lending income, net of borrower rebates	86	696	104

Total Investment Income	52,690	172,069	29,004

Expenses
Investment advisory fees	8,224	43,153	6,728

Total Expenses	8,224	43,153	6,728

Net Investment income (loss)	44,466	128,916	22,276

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(31,056)	(223,545)	(40,110)
In-kind redemptions	—	1,116,997	—
Futures contracts	—	1,085	—
Foreign currency transactions	192,717	5,305	(47,501)

Net realized gain (loss)	161,661	899,842	(87,611)
Net change in unrealized appreciation (depreciation) on:
Investments	(277,858)	(223,008)	100,647
Futures contracts	—	14,842	4,050
Foreign currency translations	(71,553)	(17,283)	148,295

Net change in unrealized appreciation (depreciation)	(349,411)	(225,449)	252,992

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(187,750)	674,393	165,381

Net Increase (Decrease) in Net Assets Resulting from Operations	$(143,284)	$803,309	$187,657

* Unaffiliated foreign tax withheld	$7,284	$26,771	$5,037

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2016 (Unaudited)

	Deutsche X-trackers MSCI Australia Hedged Equity ETF	Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	Deutsche X-trackers MSCI Italy Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$78,608	$25,581	$36,974
Securities lending income, net of borrower rebates	89	705	480

Total Investment Income	78,697	26,286	37,454

Expenses
Investment advisory fees	8,227	5,325	4,060

Total Expenses	8,227	5,325	4,060

Net Investment income (loss)	70,470	20,961	33,394

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(17,282)	9,037	(90,256)
Foreign currency transactions	(20,015)	119,929	95,326

Net realized gain (loss)	(37,297)	128,966	5,070
Net change in unrealized appreciation (depreciation) on:
Investments	163,251	(109,217)	(91,110)
Foreign currency translations	(84,081)	21,465	4,717

Net change in unrealized appreciation (depreciation)	79,170	(87,752)	(86,393)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	41,873	41,214	(81,323)

Net Increase (Decrease) in Net Assets Resulting from Operations	$112,343	$62,175	$(47,929)

* Unaffiliated foreign tax withheld	$1,407	$2,276	$3,952

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2016 (Unaudited)

	Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	Deutsche X-trackers MSCI Spain Hedged Equity ETF	Deutsche X-trackers S&P Hedged Global Infrastructure ETF
Investment Income
Unaffiliated dividend income*	$40,326	$41,245	$74,608
Securities lending income, net of borrower rebates	1,316	1,655	1,154

Total Investment Income	41,642	42,900	75,762

Expenses
Investment advisory fees	4,277	4,456	8,016

Total Expenses	4,277	4,456	8,016

Net Investment income (loss)	37,365	38,444	67,746

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(52,149)	(49,512)	(82,604)
Foreign currency transactions	100,537	104,523	96,210

Net realized gain (loss)	48,388	55,011	13,606
Net change in unrealized appreciation (depreciation) on:
Investments	(145,154)	(154,884)	(38,645)
Foreign currency translations	7,154	8,629	(21,682)

Net change in unrealized appreciation (depreciation)	(138,000)	(146,255)	(60,327)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(89,612)	(91,244)	(46,721)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(52,247)	$(52,800)	$21,025

* Unaffiliated foreign tax withheld	$5,005	$5,758	$4,193

See Notes to Financial Statements.	57

DBX ETF Trust

Statements of Changes in Net Assets

	Deutsche X-trackers Dow Jones Hedged International Real Estate ETF		Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period June 24, 2015(1) to May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$44,466	$127,340	$128,916	$137,772
Net realized gain (loss)	161,661	(45,473)	899,842	248,420
Net change in unrealized appreciation (depreciation)	(349,411)	144,995	(225,449)	(97,191)

Net increase (decrease) in net assets resulting from operations	(143,284)	226,862	803,309	289,001

Distributions to Shareholders from
Net investment income	(165,733)	(69,795)	(86,709)	(63,333)
Net realized gains	—	(19,032)	—	—

Total distributions	(165,733)	(88,827)	(86,709)	(63,333)

Fund Shares Transactions
Proceeds from shares sold	—	8,065,673	8,337,935	21,675,862
Value of shares redeemed	—	(7,090,253)	(10,768,343)	(3,350,608)

Net increase (decrease) in net assets resulting from fund share transactions	—	975,420	(2,430,408)	18,325,254

Total net increase (decrease) in Net Assets	(309,017)	1,113,455	(1,713,808)	18,550,922

Net Assets
Beginning of period	3,554,416	2,440,961	18,550,947	25

End of period	$3,245,399	$3,554,416	$16,837,139	$18,550,947

Undistributed net investment income	$26,732	$147,999	$132,655	$90,448

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,001	100,001	800,001	1
Shares sold	—	350,000	350,000	950,000
Shares redeemed	—	(300,000)	(450,000)	(150,000)

Shares outstanding, end of period	150,001	150,001	700,001	800,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	58

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF		Deutsche X-trackers MSCI Australia Hedged Equity ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period August 19, 2015(1) to May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period August 19, 2015(1) to May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$22,276	$44,051	$70,470	$138,150
Net realized gain (loss)	(87,611)	(497,290)	(37,297)	(251,443)
Net change in unrealized appreciation (depreciation)	252,992	8,858	79,170	255,430

Net increase (decrease) in net assets resulting from operations	187,657	(444,381)	112,343	142,137

Distributions to Shareholders from
Net investment income	(13,429)	(25,760)	(104,447)	(79,799)
Net realized gains	—	—	—	(47,307)

Total distributions	(13,429)	(25,760)	(104,447)	(127,106)

Fund Shares Transactions
Proceeds from shares sold	—	3,594,243	—	3,709,755

Net increase (decrease) in net assets resulting from fund share transactions	—	3,594,243	—	3,709,755

Total net increase (decrease) in Net Assets	174,228	3,124,102	7,896	3,724,786

Net Assets
Beginning of period	3,124,127	25	3,724,811	25

End of period	$3,298,355	$3,124,127	$3,732,707	$3,724,811

Undistributed net investment income	$26,549	$17,702	$5,473	$39,450

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,001	1	150,001	1
Shares sold	—	150,000	—	150,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	150,001	150,001	150,001	150,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	59

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF		Deutsche X-trackers MSCI Italy Hedged Equity ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period August 19, 2015(1) to May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period August 19, 2015(1) to May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$20,961	$39,712	$33,394	$45,842
Net realized gain (loss)	128,966	(89,790)	5,070	(232,086)
Net change in unrealized appreciation (depreciation)	(87,752)	(3,664)	(86,393)	(347,033)

Net increase (decrease) in net assets resulting from operations	62,175	(53,742)	(47,929)	(533,277)

Distributions to Shareholders from
Net investment income	(53,478)	(25,781)	(48,194)	(21,544)
Net realized gains	—	—	—	—

Total distributions	(53,478)	(25,781)	(48,194)	(21,544)

Fund Shares Transactions
Proceeds from shares sold	—	2,504,593	—	2,503,548

Net increase (decrease) in net assets resulting from fund share transactions	—	2,504,593	—	2,503,548

Total net increase (decrease) in Net Assets	8,697	2,425,070	(96,123)	1,948,727

Net Assets
Beginning of period	2,425,095	25	1,948,752	25

End of period	$2,433,792	$2,425,095	$1,852,629	$1,948,752

Undistributed net investment income	$9,121	$41,638	$21,231	$36,031

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	1	100,001	1
Shares sold	—	100,000	—	100,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	100,001	100,001	100,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	60

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF		Deutsche X-trackers MSCI Spain Hedged Equity ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period August 19, 2015(1) to May 31, 2016	For the Six Months Ended November 30, 2016 (Unaudited)	For the Period August 19, 2015(1) to May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$37,365	$52,991	$38,444	$52,621
Net realized gain (loss)	48,388	(162,723)	55,011	(133,493)
Net change in unrealized appreciation (depreciation)	(138,000)	(338,869)	(146,255)	(296,340)

Net increase (decrease) in net assets resulting from operations	(52,247)	(448,601)	(52,800)	(377,212)

Distributions to Shareholders from
Net investment income	(48,695)	(28,964)	(41,888)	(35,348)
Net realized gains	—	—	—	—

Total distributions	(48,695)	(28,964)	(41,888)	(35,348)

Fund Shares Transactions
Proceeds from shares sold	—	2,502,237	—	2,501,324

Net increase (decrease) in net assets resulting from fund share transactions	—	2,502,237	—	2,501,324

Total net increase (decrease) in Net Assets	(100,942)	2,024,672	(94,688)	2,088,764

Net Assets
Beginning of period	2,024,697	25	2,088,789	25

End of period	$1,923,755	$2,024,697	$1,994,101	$2,088,789

Undistributed net investment income	$25,489	$36,819	$26,851	$30,295

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	1	100,001	1
Shares sold	—	100,000	—	100,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	100,001	100,001	100,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	61

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Deutsche X-trackers S&P Hedged Global Infrastructure ETF
	For the Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$67,746	$107,423
Net realized gain (loss)	13,606	(68,996)
Net change in unrealized appreciation (depreciation)	(60,327)	(203,934)

Net increase (decrease) in net assets resulting from operations	21,025	(165,507)

Distributions to Shareholders from
Net investment income	(53,356)	(84,640)
Net realized gains	—	(6,588)

Total distributions	(53,356)	(91,228)

Fund Shares Transactions
Proceeds from shares sold	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	—

Total net increase (decrease) in Net Assets	(32,331)	(256,735)

Net Assets
Beginning of period	3,497,961	3,754,696

End of period	$3,465,630	$3,497,961

Undistributed net investment income	$48,653	$34,263

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,001	150,001
Shares sold	—	—
Shares redeemed	—	—

Shares outstanding, end of period	150,001	150,001

See Notes to Financial Statements.	62

DBX ETF Trust

Financial Highlights

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016		Period Ended 5/31/2015(a)
Selected Per Share Data
Net Asset Value, beginning of period	$23.70		$24.41		$25.00

Income (loss) from investment operations:
Net investment income (loss) (c)	0.30		0.65		0.13
Net realized and unrealized gain (loss)	(1.26)		(0.91	)(d)	(0.72)

Total from investment operations	(0.96)		(0.26)		(0.59)

Less distributions from:
Net investment income	(1.10)		(0.39)		—
Net realized gains	—		(0.06)		—

Total distributions	(1.10)		(0.45)		—

Net Asset Value, end of period	$21.64		$23.70		$24.41

Total Return (%)	(4.15	)**	(0.96)		(2.36	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3		4		2
Ratio of expenses (%)	0.48	*	0.48		0.48	*
Ratio of net investment income (loss) (%)	2.60	*	2.83		3.53	*
Portfolio turnover rate (%) (e)	19	**	27		2	**

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	For the Six Months Ended 11/30/2016 (Unaudited)		Period Ended 5/31/2016(b)
Selected Per Share Data
Net Asset Value, beginning of period	$23.19		$25.00

Income (loss) from investment operations:
Net investment income (loss) (c)	0.14		0.28
Net realized and unrealized gain (loss)	0.80		(1.97	)(d)

Total from investment operations	0.94		(1.69)

Less distributions from:
Net investment income	(0.08)		(0.12)

Total distributions	(0.08)		(0.12)

Net Asset Value, end of period	$24.05		$23.19

Total Return (%)	4.08	**	(6.78	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	17		19
Ratio of expenses (%)	0.40	*	0.40	*
Ratio of net investment income (loss) (%)	1.19	*	1.31	*
Portfolio turnover rate (%) (e)	18	**	8	**

(a)	For the period April 9, 2015 (commencement of operations) through May 31, 2015.
(b)	For the period June 24, 2015 (commencement of operations) through May 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	63

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	For the Six Months Ended 11/30/2016 (Unaudited)		Period Ended 5/31/2016(a)
Selected Per Share Data
Net Asset Value, beginning of period	$20.83		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.15		0.30
Net realized and unrealized gain (loss)	1.10		(4.30)

Total from investment operations	1.25		(4.00)

Less distributions from:
Net investment income	(0.09)		(0.17)

Total distributions	(0.09)		(0.17)

Net Asset Value, end of period	$21.99		$20.83

Total Return (%)	6.06	**	(16.06	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3		3
Ratio of expenses (%)	0.45	*	0.45	*
Ratio of net investment income (loss) (%)	1.49	*	1.77	*
Portfolio turnover rate (%) (c)	14	**	26	**

Deutsche X-trackers MSCI Australia Hedged Equity ETF	For the Six Months Ended 11/30/2016 (Unaudited)		Period Ended 5/31/2016(a)
Selected Per Share Data
Net Asset Value, beginning of period	$24.83		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.47		0.94
Net realized and unrealized gain (loss)	0.28		(0.26	)(d)

Total from investment operations	0.75		0.68

Less distributions from:
Net investment income	(0.70)		(0.53)
Net realized gains	—		(0.32)

Total distributions	(0.70)		(0.85)

Net Asset Value, end of period	$24.88		$24.83

Total Return (%)	3.16	**	2.98	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4		4
Ratio of expenses (%)	0.45	*	0.45	*
Ratio of net investment income (loss) (%)	3.85	*	5.00	*
Portfolio turnover rate (%) (c)	6	**	22	**

(a)	For the period August 19, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	64

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	For the Six Months Ended 11/30/2016 (Unaudited)		Period Ended 5/31/2016(a)
Selected Per Share Data
Net Asset Value, beginning of period	$24.25		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.21		0.40
Net realized and unrealized gain (loss)	0.41		(0.89)

Total from investment operations	0.62		(0.49)

Less distributions from:
Net investment income	(0.53)		(0.26)

Total distributions	(0.53)		(0.26)

Net Asset Value, end of period	$24.34		$24.25

Total Return (%)	2.72	**	(1.96	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		2
Ratio of expenses (%)	0.45	*	0.45	*
Ratio of net investment income (loss) (%)	1.77	*	2.16	*
Portfolio turnover rate (%) (c)	10	**	23	**

Deutsche X-trackers MSCI Italy Hedged Equity ETF	For the Six Months Ended 11/30/2016 (Unaudited)		Period Ended 5/31/2016(a)
Selected Per Share Data
Net Asset Value, beginning of period	$19.49		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.33		0.46
Net realized and unrealized gain (loss)	(0.81)		(5.75)

Total from investment operations	(0.48)		(5.29)

Less distributions from:
Net investment income	(0.48)		(0.22)

Total distributions	(0.48)		(0.22)

Net Asset Value, end of period	$18.53		$19.49

Total Return (%)	(2.45	)**	(21.29	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		2
Ratio of expenses (%)	0.45	*	0.45	*
Ratio of net investment income (loss) (%)	3.70	*	2.76	*
Portfolio turnover rate (%) (c)	11	**	29	**

(a)	For the period August 19, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	65

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	For the Six Months Ended 11/30/2016 (Unaudited)		Period Ended 5/31/2016(a)
Selected Per Share Data
Net Asset Value, beginning of period	$20.25		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.37		0.53
Net realized and unrealized gain (loss)	(0.89)		(4.99)

Total from investment operations	(0.52)		(4.46)

Less distributions from:
Net investment income	(0.49)		(0.29)

Total distributions	(0.49)		(0.29)

Net Asset Value, end of period	$19.24		$20.25

Total Return (%)	(2.56	)**	(17.94	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		2
Ratio of expenses (%)	0.45	*	0.45	*
Ratio of net investment income (loss) (%)	3.93	*	3.18	*
Portfolio turnover rate (%) (c)	8	**	20	**

Deutsche X-trackers MSCI Spain Hedged Equity ETF	For the Six Months Ended 11/30/2016 (Unaudited)		Period Ended 5/31/2016(a)
Selected Per Share Data
Net Asset Value, beginning of period	$20.89		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.38		0.53
Net realized and unrealized gain (loss)	(0.91)		(4.29)

Total from investment operations	(0.53)		(3.76)

Less distributions from:
Net investment income	(0.42)		(0.35)

Total distributions	(0.42)		(0.35)

Net Asset Value, end of period	$19.94		$20.89

Total Return (%)	(2.50	)**	(15.10	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		2
Ratio of expenses (%)	0.45	*	0.45	*
Ratio of net investment income (loss) (%)	3.88	*	3.14	*
Portfolio turnover rate (%) (c)	13	**	23	**

(a)	For the period August 19, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	66

DBX ETF Trust

Financial Highlights (Continued)

Deutsche X-trackers S&P Hedged Global Infrastructure ETF	For the Six Months Ended 11/30/2016 (Unaudited)		Year Ended 5/31/2016	Period Ended 5/31/2015(a)
Selected Per Share Data
Net Asset Value, beginning of period	$23.32		$25.03	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.45		0.72	0.18
Net realized and unrealized gain (loss)	(0.31)		(1.83)	(0.15)

Total from investment operations	0.14		(1.11)	0.03

Less distributions from:
Net investment income	(0.36)		(0.56)	—
Net realized gains	—		(0.04)	—

Total distributions	(0.36)		(0.60)	—

Net Asset Value, end of period	$23.10		$23.32	$25.03

Total Return (%)	0.57	**	(4.24)	0.12	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3		3	4
Ratio of expenses (%)	0.45	*	0.45	0.45	*
Ratio of net investment income (loss) (%)	3.80	*	3.17	4.84	*
Portfolio turnover rate (%)(c)	10	**	22	1	**

(a)	For the period April 9, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	67

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2016, the Trust consists of thirty-nine investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
Deutsche X-trackers MSCI Australia Hedged Equity ETF
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
Deutsche X-trackers MSCI Italy Hedged Equity ETF
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
Deutsche X-trackers MSCI Spain Hedged Equity ETF
Deutsche X-trackers S&P Hedged Global Infrastructure ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Effective January 6, 2017, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF, Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF, Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF, Deutsche X-trackers MSCI Italy Hedged Equity ETF, Deutsche Xtrackers MSCI Southern Europe Hedged Equity ETF, and Deutsche Xtrackers MSCI Spain Hedged Equity ETF, transferred their primary listings to Bats BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	JPX-Nikkei 400 Net Total Return Index
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	JPX-Nikkei 400 Net Total Return USD Hedged Index
Deutsche X-trackers MSCI Australia Hedged Equity ETF	MSCI Australia US Dollar Hedged Index
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	MSCI EAFE Small Cap US Dollar Hedged Index
Deutsche X-trackers MSCI Italy Hedged Equity ETF	MSCI Italy 25/50 US Dollar Hedged Index
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	MSCI Southern Europe US Dollar Hedged Index
Deutsche X-trackers MSCI Spain Hedged Equity ETF	MSCI Spain 25/50 US Dollar Hedged Index
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	S&P Global Infrastructure Index (USD) (Hedged) (Net TR)

The Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged is designed to track the performance of publicly traded real estate securities in countries other than the United States, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged is rebalanced monthly on the last business day of each month.

68

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The JPX-Nikkei Index 400 Net Total Return Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The JPX-Nikkei Index 400 is rebalanced annually.

The JPX-Nikkei 400 Net Total Return USD Hedged Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks) while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar. The JPX-Nikkei 400 Net Total Return USD Hedged Index is rebalanced monthly on the last business day of the month.

The MSCI Australia US Dollar Hedged Index is designed to track the performance of the Australian equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the Australian dollar. The MSCI Australia US Dollar Hedged Index is rebalanced monthly on the last business day of each month.

The MSCI EAFE Small Cap US Dollar Hedged Index is designed to provide exposure to small cap equity securities in developed stock markets outside of the Americas, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The MSCI EAFE Small Cap US Dollar Hedged Index is rebalanced monthly on the last business day of each month.

The MSCI Italy 25/50 US Dollar Hedged Index is designed to track the performance of the Italian equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. The MSCI Italy 25/50 US Dollar Hedged Index is rebalanced quarterly.

The MSCI Southern Europe US Dollar Hedged Index is designed to track the performance the Italian, Portuguese and Spanish equity markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. The MSCI Southern Europe US Dollar Hedged Index is rebalanced monthly on the last business day of each month.

The MSCI Spain 25/50 US Dollar Hedged Index is designed to track the performance of the Spanish equity market, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. The MSCI Spain 25/50 US Dollar Hedged Index is rebalanced quarterly.

S&P Global Infrastructure Index (USD) (Hedged) (Net TR) (the “Underlying Index”) is designed to track the performance of equity securities of infrastructure issuers in developed markets, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The S&P Global Infrastructure Index (USD) (Hedged) (Net TR) is rebalanced monthly on the last business day of each month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between each Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

69

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

70

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Deutsche X-trackers Dow Jones Hedged International Real Estate ETF Fund to pay out dividends from net investment income quarterly and Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF, Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF, Deutsche X-trackers MSCI Australia Hedged Equity ETF, Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF, Deutsche X-trackers MSCI Italy Hedged Equity ETF, Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF, Deutsche X-trackers MSCI Spain Hedged Equity ETF, Deutsche X-trackers S&P Hedged Global Infrastructure ETF to pay out dividends from net investment income semiannually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the period ended November 30, 2016, the Funds did not incur any interest or penalties.

At May 31, 2016, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	$5,766	$—	$5,766
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	34,973	42,844	77,817
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	7,784	7,250	15,034
Deutsche X-trackers MSCI Italy Hedged Equity ETF	10,136	5,248	15,384
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	3,850	5,331	9,181
Deutsche X-trackers MSCI Spain Hedged Equity ETF	10,084	5,348	15,432
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	11,766	—	11,766

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended May 31, 2016, the Funds incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$288,090
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	4,702
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	303,023

71

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Post-October Losses on Capital
Deutsche X-trackers MSCI Australia Hedged Equity ETF	$35,213
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	12,834
Deutsche X-trackers MSCI Italy Hedged Equity ETF	135,720
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	63,330
Deutsche X-trackers MSCI Spain Hedged Equity ETF	32,356
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	17,670

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2016, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translation    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended November 30, 2016, the Funds invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of November 30, 2016 the Funds invested the cash collateral in Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.09% annualized effective rate as of November 30, 2016) on the cash collateral invested in Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2016, each Fund had securities on loan, which were classified as common stock in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period

72

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Derivatives

Forward Foreign Currency Exchange Contracts    Each Fund, except Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF, may enter into forward foreign currency exchange contracts (“forward currency contracts”) designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2016, the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF, Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF, and Deutsche X-trackers S&P Hedged Global Infrastructure ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF, Deutsche X-trackers MSCI Australia Hedged Equity ETF, Deutsche X-trackers MSCI Italy Hedged Equity ETF, Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF, and Deutsche X-trackers MSCI Spain Hedged Equity ETF each invested in forward currency contracts to hedge against changes in the value of the U.S dollar against the Japanese Yen, the Australian Dollar, the Euro, Euro and Euro, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2016 is included in a table following each Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the period ended November 30, 2016.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2016, Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF and Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF utilized futures in order to simulate investment in each Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

73

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

A summary of the open futures contracts as of November 30, 2016 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2016 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$123,583	Unrealized depreciation on forward foreign currency exchange contracts	$15,070

	Total	$123,583	Total	$15,070

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$14,842	Unrealized depreciation on futures contracts	$—

	Total	$14,842	Total	$—

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts	$4,050	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	269,285	Unrealized depreciation on forward foreign currency exchange contracts	10,930

	Total	$273,335	Total	$10,930

Deutsche X-trackers MSCI Australia Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$106,677	Unrealized depreciation on forward foreign currency exchange contracts	$2,375

	Total	$106,677	Total	$2,375

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$104,527	Unrealized depreciation on forward foreign currency exchange contracts	$14,328

	Total	$104,527	Total	$14,328

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$65,146	Unrealized depreciation on forward foreign currency exchange contracts	$1,251

	Total	$65,146	Total	$1,251

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$69,849	Unrealized depreciation on forward foreign currency exchange contracts	$1,343

	Total	$69,849	Total	$1,343

74

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

	Asset Derivatives		Liability Derivatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Deutsche X-trackers MSCI Spain Hedged Equity ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$73,222	Unrealized depreciation on forward foreign currency exchange contracts	$1,408

	Total	$73,222	Total	$1,408

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$51,584	Unrealized depreciation on forward foreign currency exchange contracts	$9,590

	Total	$51,584	Total	$9,590

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2016 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures - Equity Contracts	Foreign Exchange Contracts	Total
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$—	$207,686	$207,686
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	1,085	—	1,085
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	—	(48,263)	(48,263)
Deutsche X-trackers MSCI Australia Hedged Equity ETF	—	(21,394)	(21,394)
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	—	120,470	120,470
Deutsche X-trackers MSCI Italy Hedged Equity ETF	—	95,233	95,233
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	—	100,379	100,379
Deutsche X-trackers MSCI Spain Hedged Equity ETF	—	104,635	104,635
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	—	96,611	96,611

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures - Equity Contracts	Foreign Exchange Contracts	Total
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$—	$(70,814)	$(70,814)
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	14,842	—	14,842
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	4,050	152,739	156,789
Deutsche X-trackers MSCI Australia Hedged Equity ETF	—	(83,683)	(83,683)
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	—	21,905	21,905
Deutsche X-trackers MSCI Italy Hedged Equity ETF	—	4,634	4,634
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	—	7,154	7,154
Deutsche X-trackers MSCI Spain Hedged Equity ETF	—	8,626	8,626
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	—	(21,588)	(21,588)

For the period ended November 30, 2016 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Exchange Contracts (Contract Value)
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$—	$(3,388,554)
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	148,501	—
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	69,359	(2,560,313)
Deutsche X-trackers MSCI Australia Hedged Equity ETF	—	(3,661,443)

75

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

	Futures Contracts (Contract Value)	Forward Foreign Currency Exchange Contracts (Contract Value)
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	$—	$(2,319,561)
Deutsche X-trackers MSCI Italy Hedged Equity ETF	—	(1,805,666)
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	—	(1,895,301)
Deutsche X-trackers MSCI Spain Hedged Equity ETF	—	(1,969,529)
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	—	(1,967,675)

As of November 30, 2016, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a default with respect to all of the transactions with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF
The Bank of Nova Scotia	$123,581	$(15,065)	$—	$108,516	$15,065	$(15,065)	$—	$—
Goldman Sachs & Co.	2	(2)	—	—	5	(2)	—	3

	$123,583	$(15,067)	$—	$108,516	$15,070	$(15,067)	$—	$3

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF
The Bank of Nova Scotia	$269,285	$(10,930)	$—	$258,355	$10,930	$(10,930)	$—	$—

	$269,285	$(10,930)	$—	$258,355	$10,930	$(10,930)	$—	$—

Deutsche X-trackers MSCI Australia Hedged Equity ETF
The Bank of Nova Scotia	$106,677	$(2,375)	$—	$104,302	$2,375	$(2,375)	$—	$—

	$106,677	$(2,375)	$—	$104,302	$2,375	$(2,375)	$—	$—

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF
The Bank of Nova Scotia	$104,527	$(14,328)	$—	$90,199	$14,328	$(14,328)	$—	$—

	$104,527	$(14,328)	$—	$90,199	$14,328	$(14,328)	$—	$—

Deutsche X-trackers MSCI Italy Hedged Equity ETF
The Bank of Nova Scotia	$65,146	$(1,251)	$—	$63,895	$1,251	$(1,251)	$—	$—

	$65,146	$(1,251)	$—	$63,895	$1,251	$(1,251)	$—	$—

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF
The Bank of Nova Scotia	$69,849	$(1,343)	$—	$68,506	$1,343	$(1,343)	$—	$—

	$69,849	$(1,343)	$—	$68,506	$1,343	$(1,343)	$—	$—

76

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Deutsche X-trackers MSCI Spain Hedged Equity ETF
The Bank of Nova Scotia	$73,222	$(1,408)	$—	$71,814	$1,408	$(1,408)	$—	$—

	$73,222	$(1,408)	$—	$71,814	$1,408	$(1,408)	$—	$—

Deutsche X-trackers S&P Hedged Global Infrastructure ETF
JP Morgan & Chase Co.	$17,529	$(2,260)	$—	$15,269	$2,260	$(2,260)	$—	$—
The Bank of New York Mellon	697	(269)	—	428	269	(269)	—	—
The Bank of Nova Scotia	11,148	(2,683)	—	8,465	2,683	(2,683)	—	—
RBC Capital Markets	22,210	(4,378)	—	17,832	4,378	(4,378)	—	—

	$51,584	$(9,590)	$—	$41,994	$9,590	$(9,590)	$—	$—

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Prior to the effective dates listed below, TDAM USA Inc. (“TDAM”) served as investment sub-advisor to each Fund and was responsible for day-to-day management of the Funds, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may have been agreed between the Advisor and TDAM from time to time.

Effective on the dates listed below with respect to each applicable Fund, as approved by the Board of Trustees of DBX ETF Trust, the Advisor assumed the day-to-day management of the Funds.

Effective Dates
September 14, 2016	Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

October 19, 2016

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

Deutsche X-trackers MSCI Australia Hedged Equity ETF

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

Deutsche X-trackers MSCI Italy Hedged Equity ETF

Deutsche X-trackers MSCI Spain Hedged Equity ETF

November 17, 2016	Deutsche X-trackers S&P Hedged Global Infrastructure ETF

77

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s daily average net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	0.48%
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	0.40%
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Australia Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Italy Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	0.45%
Deutsche X-trackers MSCI Spain Hedged Equity ETF	0.45%
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the sub-advisors, the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Audit Committee and Lead Independent Trustee (Chairman of the Board of Trustees effective November 16, 2016); and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2016, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	$655,481	$659,756
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	3,812,811	3,760,208
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	456,647	422,703
Deutsche X-trackers MSCI Australia Hedged Equity ETF	217,506	379,164
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	370,281	241,271
Deutsche X-trackers MSCI Italy Hedged Equity ETF	280,127	198,330
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	232,516	143,801
Deutsche X-trackers MSCI Spain Hedged Equity ETF	351,884	248,866
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	455,039	371,120

For the period ended November 30, 2016, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF	$8,244,337	$10,719,540

5. Fund Share Transactions

As of November 30, 2016, there were unlimited Fund shares authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the

78

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2016, there was one affiliated shareholder account for each fund listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Deutsche X-trackers Dow Jones Hedged International Real Estate ETF	67%
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF	67%
Deutsche X-trackers MSCI Australia Hedged Equity ETF	67%
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF	85%
Deutsche X-trackers MSCI Italy Hedged Equity ETF	95%
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF	95%
Deutsche X-trackers MSCI Spain Hedged Equity ETF	68%
Deutsche X-trackers S&P Hedged Global Infrastructure ETF	47%

79

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.deutsche-etfs.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.deutsche-etfs.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Bats BZX, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the Net Asset Value of the Fund can be found at www.deutsche-etfs.com.

80

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.deutsche-etfs.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

81

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus at www.deutsche-etfs.com. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Any fund that concentrates in a segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments in the Fund. Companies in the infrastructure, transportation, energy and utility industries may be affected by a variety of factors, including, but not limited to, high interest costs, energy prices, high degrees of leverage, environmental and other government regulations, the level of government spending on infrastructure projects, intense competition and other factors. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Funds may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. See the prospectus for details.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

DBX ETF Trust (Continued)

The Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged and the S&P Global Infrastructure Index (USD) (Hedged) (Net TR) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by DBRE and DBIF. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DBRE and DBIF. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, or third party licensors, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones Global ex-U.S. Select Real Estate Securities Total Return Net Index (USD) Hedged and the S&P Global Infrastructure Index (USD) (Hedged) (Net TR).

The “JPX-Nikkei Index 400” and “JPX-Nikkei 400 Total Return Index” (hereinafter collectively referred to as the “Index”) are copyrightable works calculated using such methodology independently developed by Japan Exchange Group, Inc. and Tokyo Stock Exchange, Inc. (hereinafter collectively called “JPX Group”) and Nikkei Inc. (hereinafter called “Nikkei”). JPX Group and Nikkei jointly own copyrights and any other intellectual property rights subsisting in “Index” itself and the methodology to calculate “Index”. JPN and JPNH are not in any way sponsored, endorsed or promoted by JPX Group and Nikkei. JPX Group and Nikkei do not make any warranty or representation. JPX Group and Nikkei have no obligation to publish “Index” continuously and shall not be liable for any errors, delays or suspensions of the publication of “Index”. The currency hedge used for JPNH is provided solely by the Licensee. JPX Group and/or Nikkei assume no responsibility for such hedging, including, but not limited to, the tracking errors due to such hedging.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2017 Deutsche Bank AG. All rights reserved. Deutsche X-trackers® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Ave. New York, NY 10154	Investment sub-advisor TDAM USA Inc. 161 Bay Street, 35th Floor TD Canada Trust Tower Toronto, Ontario Canada M5J 2T2	Administrator, custodian, fund accountant, lending agent & transfer agent The Bank of New York Mellon 101 Barclay Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049074-1 (1/17) DBX 002441 (1/18)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DBX ETF Trust

By (Signature and Title)* /s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date 1/31/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date 1/31/2017

By (Signature and Title)* /s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date 1/31/2017

* Print the name and title of each signing officer under his or her signature.